UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811- 08821

Rydex Variable Trust
(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee

Rydex Variable Trust
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Name and address of agent for service)

Registrant's telephone number, including area code: (301) 296-5100

Date of fiscal year end: December 31

Date of reporting period: January 1, 2023 – June 30, 2023

Item 1. Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

6.30.2023

Rydex Variable Trust Funds Semi-Annual Report

Alternatives Funds
Guggenheim Long Short Equity Fund
Guggenheim Global Managed Futures Strategy Fund
Guggenheim Multi-Hedge Strategies Fund
Rydex Commodities Fund
Rydex Commodities Strategy Fund

GuggenheimInvestments.com	RVALTS-SEMI-2-0623x1223

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	4
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
LONG SHORT EQUITY FUND	8
GLOBAL MANAGED FUTURES STRATEGY FUND	25
MULTI-HEDGE STRATEGIES FUND	34
COMMODITIES STRATEGY FUND	57
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	63
OTHER INFORMATION	76
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	84
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	90
LIQUIDITY RISK MANAGEMENT PROGRAM	93

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2023

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for four alternative strategies funds (the “Funds”) that are part of the Rydex Variable Trust. This report covers performance of the Funds for the semi-annual period ended June 30, 2023 (the “Reporting Period”).

The Investment Adviser is a part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Security Investors, LLC

July 31, 2023

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

June 30, 2023

The Long Short Equity Fund is subject to a number of risks and may not be suitable for all investors. ●The Fund is subject to the risk that the Advisor’s use of a momentum-driven investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when momentum investing is out of favor. ●It is possible that the stocks the Fund holds long will decline in value at the same time that the stocks or indices being shorted increase in value, thereby increasing potential losses to the Fund. ●The Fund’s loss on a short sale is potentially unlimited because there is no upper limit on the price a borrowed security could attain. ● The more the Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ●The use of derivatives, such as futures, options and swap agreements, may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. ●The Fund may invest in American Depositary Receipts (“ADRs”) therefore subjecting the value of the Fund’s portfolio to fluctuations in foreign exchange rates. ● This Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund. See the prospectus for more detailed information on these and additional risks.

The Global Managed Futures Strategy Fund is subject to a number of risks and may not be suitable for all investors. ●The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money. ● The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. ● The Funds use of leverage will exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. ●The Fund’s use of short selling involves increased risk and costs. The Fund risks paying more for a security than it received from its sale. Theoretically, securities sold short have the risk of unlimited losses. ●The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund‘s exposure to high yield, asset backed and mortgaged backed securities may subject the Fund to greater volatility. ●The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. ●The Fund’s exposure to the commodity markets may subject the Fund to greater volatility as commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity such as droughts, floods, weather, embargos, tariffs and international economic, political and regulatory developments. ●The Fund may invest in securities of foreign companies directly, or indirectly through the use of other investment companies and financial instruments that are linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. ●See the prospectus for more detailed information on these and additional risks.

The Multi-Hedge Strategies Fund is subject to a number of risks and may not be suitable for all investors. ● The Fund’s use of derivatives such as futures, options and swap agreements may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. ● The more the Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● The Fund’s use of short selling involves increased risks and costs. The Fund risks paying more for a security than it received from its sale. ● The Fund’s investments in high yield securities and unrated securities of similar credit quality (“junk bonds”) may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. ● The Fund’s fixed income investments will change in value in response to interest rate changes and other factors. ● The Fund’s exposure to the commodity and currency markets may subject the Fund to greater volatility as commodity- and currency-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry, commodity or currency—such as droughts, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The Fund may also incur transaction costs with the conversion between various currencies. ● The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. ● These risks may cause the Fund to experience higher losses and/or volatility than a fund that does not invest in derivatives, use leverage or short sales or have exposure to high yield/fixed income securities, foreign currencies and/or securities. ● See the prospectus for more detailed information on these and additional risks.

The Commodities Strategy Fund is subject to a number of risks and may not be suitable for all investors. ● The Fund’s exposure to the commodity markets may subject the Fund to greater volatility as commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity—such as droughts, floods, weather, embargos, tariffs and international economic, political and regulatory developments. ● To the extent that the Fund’s investments are concentrated in energy-related commodities, the Fund is subject to the risk that this sector will underperform the market as a whole. ● The Fund’s use of derivatives, such as futures, options, structured notes and swap agreements, may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or investments underlying those derivatives. ● The more the Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● The Fund is subject to tracking error risks, which may cause the Fund’s performance not to match that of or be lower than the Fund’s underlying benchmark. ● The Fund’s investments in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses. ●This Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund ● See the prospectus for more detailed information on these and additional risks.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2023

The fundamental backdrop we see for the economy is that inflation, while making some progress, continues to run well above target while the labor market appears overheated. As a result, the U.S. Federal Reserve (the “Fed”) is employing a deliberate and forceful strategy which has the effect of weakening the economy. The Fed believes this strategy is required to meaningfully reduce inflation. We expect Fed policymakers to deliver an additional rate hike in September 2023 as they try to limit an undue easing of financial conditions that could risk a resurgence in inflation. Quantitative tightening appears likely to continue at least into early 2024.

Despite the abrupt tightening of Fed policy seen over recent quarters, growth of real gross domestic product has been resilient, aided by a significant fiscal expansion and easing inflation pressures that have boosted real personal consumption. Indeed, headline personal consumption expenditures inflation has slowed to 2.5% on an annualized basis in the three months ended May 2023, down from 7.3% in the corresponding period a year earlier, helping to lift real income growth and support consumer spending.

Notwithstanding recent stronger-than-expected economic activity, we continue to believe the Fed’s policy measures will likely result in a higher unemployment rate and may ultimately lead to a recession. A range of leading indicators, including a low unemployment rate, an inverted yield curve, a declining leading economic index, and falling consumer confidence, suggest a downturn may be approaching.

While a recession understandably provokes fear among investors, in this environment it is arguably not the worst outcome from a medium-term perspective, as we see signs a recession could be moderate in its severity. Moreover, we expect inflation to be brought under control as spending and demand for labor cool, in turn allowing the Fed to start to ease its monetary policy stance as we progress through 2024.

For the Reporting Period, the S&P 500® Index* returned 16.89%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 11.67%. The return of the MSCI Emerging Markets Index* was 4.89%.

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a 2.09% return for the Reporting Period, while the Bloomberg U.S. Corporate High Yield Index* returned 5.38%. The return of the ICE Bank of America (“BofA”) 3-Month U.S. Treasury Bill Index* was 2.27% for the Reporting Period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies, including, but not limited to, convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage and relative-value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Morningstar Long/Short Equity Category Average is an average return of the funds in the Morningstar Long/Short Equity Category. The categories assist investors and investment professionals in making meaningful comparisons between funds, making it easier to build well-diversified portfolios, assess potential risk, and identify top-performing funds.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	June 30, 2023

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

S&P Goldman Sachs Commodity Index (S&P GSCI®), a benchmark for investment performance in the commodity markets, measures investable commodity price movements and inflation in the world economy. The index is calculated primarily on a world production weighted basis and is comprised of the principal physical commodities that are the subject of active, liquid futures markets.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2022 and ending June 30, 2023.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value December 31, 2022	Ending Account Value June 30, 2023	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Long Short Equity Fund	1.92%	8.42%	$ 1,000.00	$ 1,084.20	$ 9.92
Global Managed Futures Strategy Fund	1.97%	3.07%	1,000.00	1,030.70	9.92
Multi-Hedge Strategies Fund	1.47%	1.68%	1,000.00	1,016.80	7.35
Commodities Strategy Fund	1.67%	(8.72%)	1,000.00	912.80	7.92

Table 2. Based on hypothetical 5% return (before expenses)
Long Short Equity Fund	1.92%	5.00%	$ 1,000.00	$ 1,015.27	$ 9.59
Global Managed Futures Strategy Fund	1.97%	5.00%	1,000.00	1,015.03	9.84
Multi-Hedge Strategies Fund	1.47%	5.00%	1,000.00	1,017.50	7.35
Commodities Strategy Fund	1.67%	5.00%	1,000.00	1,016.51	8.35

[1]

Annualized and excludes expenses of the underlying funds in which the Funds invest. This ratio represents net expenses, which includes dividends on short sales and interest expenses. Excluding these expenses, the net expense ratio of the Multi-Hedge Strategies Fund would be 1.14%.

[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2022 to June 30, 2023.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

LONG SHORT EQUITY FUND

OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 1, 2002

Ten Largest Holdings	% of Total Net Assets
Apple, Inc.	1.7%
Microsoft Corp.	1.5%
Exxon Mobil Corp.	1.0%
Procter & Gamble Co.	0.9%
Merck & Company, Inc.	0.9%
Weyerhaeuser Co.	0.9%
Abbott Laboratories	0.9%
Cisco Systems, Inc.	0.9%
ITT, Inc.	0.9%
Fortive Corp.	0.9%
Top Ten Total	10.5%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Long Short Equity Fund	8.42%	8.07%	3.75%	3.88%
Morningstar Long/Short Equity Category Average	3.92%	5.54%	3.00%	3.57%
S&P 500 Index	16.89%	19.59%	12.31%	12.86%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The Morningstar/Long Short Equity Category Average is the equal-weighted simple average daily return for all funds in the Morningstar Long/Short Equity Category.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
LONG SHORT EQUITY FUND

	Shares	Value
COMMON STOCKS† - 92.0%

Consumer, Non-cyclical - 19.9%
Procter & Gamble Co.	1,430	$216,988
Merck & Company, Inc.	1,798	207,471
Abbott Laboratories	1,862	202,995
Amgen, Inc.	845	187,607
Johnson & Johnson	1,131	187,203
Quest Diagnostics, Inc.	1,303	183,150
Bristol-Myers Squibb Co.	2,857	182,705
Kimberly-Clark Corp.	1,314	181,411
Viatris, Inc.	17,496	174,610
Hershey Co.	690	172,293
H&R Block, Inc.	4,616	147,112
Incyte Corp.*	2,276	141,681
Becton Dickinson and Co.	490	129,365
Campbell Soup Co.	2,746	125,520
J M Smucker Co.	831	122,714
Gilead Sciences, Inc.	1,497	115,374
John B Sanfilippo & Son, Inc.	893	104,722
United Therapeutics Corp.*	464	102,428
Perdoceo Education Corp.*	8,255	101,289
Innoviva, Inc.*	7,731	98,416
Royalty Pharma plc — Class A	3,194	98,183
Vector Group Ltd.	7,221	92,501
Vertex Pharmaceuticals, Inc.*	226	79,532
Edwards Lifesciences Corp.*	829	78,200
Humana, Inc.	174	77,801
USANA Health Sciences, Inc.*	1,230	77,539
Premier, Inc. — Class A	2,643	73,105
Exelixis, Inc.*	3,791	72,446
Neurocrine Biosciences, Inc.*	717	67,613
Hackett Group, Inc.	3,010	67,273
Cardinal Health, Inc.	687	64,970
Quanex Building Products Corp.	2,360	63,366
Dynavax Technologies Corp.*	4,675	60,401
AMN Healthcare Services, Inc.*	551	60,125
Grand Canyon Education, Inc.*	570	58,830
Pfizer, Inc.	1,471	53,956
QIAGEN N.V.*	1,194	53,766
Perrigo Company plc	1,563	53,064
Molina Healthcare, Inc.*	152	45,788
Supernus Pharmaceuticals, Inc.*	1,457	43,798
Prestige Consumer Healthcare, Inc.*	652	38,748
Moderna, Inc.*	307	37,300
Eagle Pharmaceuticals, Inc.*	1,899	36,917
Dexcom, Inc.*	279	35,854
Vir Biotechnology, Inc.*	1,414	34,685
Total Consumer, Non-cyclical		4,610,815

Industrial - 17.9%
ITT, Inc.	2,143	199,749
Fortive Corp.	2,655	198,514
Snap-on, Inc.	683	196,834
Dover Corp.	1,281	189,140
3M Co.	1,817	181,864
Landstar System, Inc.	938	180,603
Donaldson Company, Inc.	2,677	167,339
Builders FirstSource, Inc.*	1,129	153,544
Standex International Corp.	1,080	152,788
Eagle Materials, Inc.	809	150,814
UFP Industries, Inc.	1,501	145,672
Textron, Inc.	2,066	139,724
Mueller Industries, Inc.	1,572	137,204
Boise Cascade Co.	1,451	131,098
Jabil, Inc.	1,159	125,091
Nordson Corp.	496	123,097
Curtiss-Wright Corp.	663	121,766
Teledyne Technologies, Inc.*	295	121,277
Armstrong World Industries, Inc.	1,576	115,773
Toro Co.	1,099	111,713
Acuity Brands, Inc.	645	105,187
Vishay Intertechnology, Inc.	3,495	102,753
Louisiana-Pacific Corp.	1,345	100,848
Sturm Ruger & Company, Inc.	1,704	90,244
Masco Corp.	1,440	82,627
Golar LNG Ltd.	3,967	80,014
Expeditors International of Washington, Inc.	656	79,461
Simpson Manufacturing Company, Inc.	565	78,252
Keysight Technologies, Inc.*	449	75,185
Garmin Ltd.	565	58,924
Scorpio Tankers, Inc.	1,084	51,197
Ardmore Shipping Corp.	4,039	49,882
Advanced Energy Industries, Inc.	419	46,698
International Seaways, Inc.	1,206	46,117
GrafTech International Ltd.	7,774	39,181
Lindsay Corp.	293	34,967
Total Industrial		4,165,141

Consumer, Cyclical - 11.4%
Yum! Brands, Inc.	1,332	184,549
MSC Industrial Direct Company, Inc. — Class A	1,893	180,365
Gentex Corp.	5,641	165,056
Dolby Laboratories, Inc. — Class A	1,956	163,678
PulteGroup, Inc.	2,047	159,011
Lowe’s Companies, Inc.	688	155,282
Tri Pointe Homes, Inc.*	4,591	150,860
Allison Transmission Holdings, Inc.	2,402	135,617
MDC Holdings, Inc.	2,821	131,938
Brunswick Corp.	1,481	128,314
DR Horton, Inc.	1,034	125,828
Patrick Industries, Inc.	1,257	100,560
Boyd Gaming Corp.	1,446	100,309
PetMed Express, Inc.	6,530	90,049
Starbucks Corp.	791	78,356
Taylor Morrison Home Corp. — Class A*	1,507	73,496
NVR, Inc.*	11	69,857
Meritage Homes Corp.	481	68,432
NIKE, Inc. — Class B	589	65,008
Monarch Casino & Resort, Inc.	912	64,250
Buckle, Inc.	1,821	63,007
Home Depot, Inc.	199	61,817

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
LONG SHORT EQUITY FUND

	Shares	Value
Cavco Industries, Inc.*	198	$58,410
Green Brick Partners, Inc.*	686	38,965
Academy Sports & Outdoors, Inc.	711	38,429
Total Consumer, Cyclical		2,651,443

Technology - 11.2%
Apple, Inc.	2,011	390,073
Microsoft Corp.	1,014	345,307
NetApp, Inc.	2,178	166,399
Applied Materials, Inc.	1,106	159,861
KLA Corp.	289	140,171
Kulicke & Soffa Industries, Inc.	2,127	126,450
Dropbox, Inc. — Class A*	4,480	119,482
Electronic Arts, Inc.	892	115,692
Akamai Technologies, Inc.*	1,103	99,127
Cognizant Technology Solutions Corp. — Class A	1,517	99,030
Concentrix Corp.	1,215	98,111
NetScout Systems, Inc.*	3,105	96,100
Teradyne, Inc.	797	88,730
Diodes, Inc.*	907	83,888
Photronics, Inc.*	2,262	58,337
Veradigm, Inc.*	3,636	45,814
Microchip Technology, Inc.	495	44,347
Autodesk, Inc.*	216	44,196
NXP Semiconductor N.V.	210	42,983
Manhattan Associates, Inc.*	212	42,374
Qualys, Inc.*	316	40,818
Teradata Corp.*	763	40,752
Power Integrations, Inc.	404	38,247
NVIDIA Corp.	89	37,649
QUALCOMM, Inc.	307	36,545
Total Technology		2,600,483

Financial - 9.9%
Weyerhaeuser Co. REIT	6,136	205,617
Essent Group Ltd.	3,861	180,695
SEI Investments Co.	3,026	180,410
MGIC Investment Corp.	11,407	180,116
SouthState Corp.	2,657	174,830
Equity Commonwealth REIT	8,542	173,061
Preferred Bank/Los Angeles CA	3,101	170,524
Radian Group, Inc.	4,510	114,013
Evercore, Inc. — Class A	889	109,871
Mr Cooper Group, Inc.*	1,850	93,684
NMI Holdings, Inc. — Class A*	3,473	89,673
Lazard Ltd. — Class A	2,257	72,224
Brightsphere Investment Group, Inc.	2,881	60,357
Southside Bancshares, Inc.	2,141	56,008
S&T Bancorp, Inc.	1,984	53,945
Renasant Corp.	1,976	51,633
Marcus & Millichap, Inc.	1,596	50,290
FB Financial Corp.	1,656	46,451
Discover Financial Services	375	43,819
Hilltop Holdings, Inc.	1,321	41,559
International Bancshares Corp.	847	37,437
Travelers Companies, Inc.	201	34,906
Allstate Corp.	318	34,675
BOK Financial Corp.	429	34,655
Total Financial		2,290,453

Communications - 7.2%
Cisco Systems, Inc.	3,892	201,372
Omnicom Group, Inc.	1,931	183,735
VeriSign, Inc.*	785	177,386
Alphabet, Inc. — Class C*	1,356	164,035
Yelp, Inc. — Class A*	3,189	116,111
Motorola Solutions, Inc.	358	104,994
Meta Platforms, Inc. — Class A*	315	90,399
Nexstar Media Group, Inc. — Class A	516	85,940
A10 Networks, Inc.	5,659	82,565
Verizon Communications, Inc.	2,106	78,322
T-Mobile US, Inc.*	503	69,867
InterDigital, Inc.	576	55,613
Booking Holdings, Inc.*	20	54,007
Extreme Networks, Inc.*	1,818	47,359
Gen Digital, Inc.	2,390	44,335
eBay, Inc.	964	43,081
Ziff Davis, Inc.*	607	42,526
Amazon.com, Inc.*	280	36,501
Total Communications		1,678,148

Utilities - 6.8%
Atmos Energy Corp.	1,535	178,582
Ameren Corp.	2,167	176,979
OGE Energy Corp.	4,921	176,713
MGE Energy, Inc.	2,206	174,517
Consolidated Edison, Inc.	1,921	173,659
Black Hills Corp.	2,832	170,656
ONE Gas, Inc.	2,168	166,524
National Fuel Gas Co.	2,607	133,895
Clearway Energy, Inc. — Class C	3,961	113,126
Chesapeake Utilities Corp.	943	112,217
Total Utilities		1,576,868

Energy - 5.6%
Exxon Mobil Corp.	2,066	221,578
Marathon Petroleum Corp.	1,665	194,139
Valero Energy Corp.	1,406	164,924
Chevron Corp.	716	112,663
Phillips 66	1,157	110,355
Cheniere Energy, Inc.	656	99,948
Occidental Petroleum Corp.	1,126	66,209
Matador Resources Co.	1,166	61,005
Magnolia Oil & Gas Corp. — Class A	2,819	58,917
SM Energy Co.	1,841	58,231
PBF Energy, Inc. — Class A	1,391	56,947
Civitas Resources, Inc.	754	52,305
REX American Resources Corp.*	1,258	43,791
Total Energy		1,301,012

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
LONG SHORT EQUITY FUND

	Shares	Value
Basic Materials - 2.1%
Westlake Corp.	1,135	$135,599
NewMarket Corp.	276	110,985
LyondellBasell Industries N.V. — Class A	1,134	104,135
Olin Corp.	1,480	76,057
CF Industries Holdings, Inc.	748	51,926
Total Basic Materials		478,702

Total Common Stocks
(Cost $19,780,783)		21,353,065

MONEY MARKET FUND† - 6.4%
Invesco Treasury Obligations Portfolio, 4.41%[1]	1,476,877	1,476,877
Total Money Market Fund
(Cost $1,476,877)		1,476,877

Total Investments - 98.4%
(Cost $21,257,660)		$22,829,942
Other Assets & Liabilities, net - 1.6%		377,239
Total Net Assets - 100.0%		$23,207,181

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Goldman Sachs International	GS Equity Custom Basket	Pay	5.52% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	$10,673,468	$783,307
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	5.47% (Federal Funds Rate + 0.40%)	At Maturity	03/27/24	10,673,483	779,685
						$21,346,951	$1,562,992
OTC Custom Basket Swap Agreements Sold Short††
Goldman Sachs International	GS Equity Custom Basket	Receive	4.87% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	$12,845,734	$(393,934)
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	4.77% (Federal Funds Rate - 0.30%)	At Maturity	03/27/24	12,962,670	(394,735)
						$25,808,404	$(788,669)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS EQUITY LONG CUSTOM BASKET
Consumer, Non-cyclical
John B Sanfilippo & Son, Inc.	446	0.49%	$17,310
Vertex Pharmaceuticals, Inc.	113	0.37%	16,516
Johnson & Johnson	566	0.88%	6,753
Perdoceo Education Corp.	4,127	0.47%	6,728
Kimberly-Clark Corp.	657	0.85%	5,976
Viatris, Inc.	8,748	0.82%	5,605
Edwards Lifesciences Corp.	415	0.37%	5,372
Quanex Building Products Corp.	1,180	0.30%	4,757
Hackett Group, Inc.	1,505	0.32%	4,679
Exelixis, Inc.	1,896	0.34%	3,374
Cardinal Health, Inc.	344	0.30%	3,339
Dynavax Technologies Corp.	2,337	0.28%	3,185
AMN Healthcare Services, Inc.	276	0.28%	2,919
Quest Diagnostics, Inc.	651	0.86%	2,619
Becton Dickinson and Co.	245	0.61%	2,473
Vector Group Ltd.	3,611	0.43%	2,232
H&R Block, Inc.	2,308	0.69%	1,732
Bristol-Myers Squibb Co.	1,429	0.86%	1,385
Dexcom, Inc.	140	0.17%	1,068
Innoviva, Inc.	3,865	0.46%	818
Merck & Company, Inc.	899	0.97%	764
Perrigo Company plc	781	0.25%	681
Molina Healthcare, Inc.	76	0.21%	678
United Therapeutics Corp.	232	0.48%	(1)
Abbott Laboratories	931	0.95%	(60)
Prestige Consumer Healthcare, Inc.	326	0.18%	(505)
QIAGEN N.V.	597	0.25%	(543)
Moderna, Inc.	154	0.18%	(1,265)
Vir Biotechnology, Inc.	707	0.16%	(1,576)
USANA Health Sciences, Inc.	615	0.36%	(1,605)
Gilead Sciences, Inc.	748	0.54%	(2,177)
Supernus Pharmaceuticals, Inc.	729	0.21%	(2,636)
Procter & Gamble Co.	715	1.02%	(2,710)
Hershey Co.	345	0.81%	(2,827)
Grand Canyon Education, Inc.	285	0.28%	(3,258)
Amgen, Inc.	422	0.88%	(3,369)
Premier, Inc. — Class A	1,321	0.34%	(4,211)
J M Smucker Co.	415	0.57%	(4,338)
Pfizer, Inc.	736	0.25%	(5,501)
Neurocrine Biosciences, Inc.	358	0.32%	(5,655)
Humana, Inc.	87	0.36%	(6,764)
Incyte Corp.	1,138	0.66%	(10,352)
Campbell Soup Co.	1,373	0.59%	(12,798)
Eagle Pharmaceuticals, Inc.	949	0.17%	(15,780)
Royalty Pharma plc — Class A	1,597	0.46%	(18,545)
Total Consumer, Non-cyclical			(5,513)

Communications
Alphabet, Inc. — Class C	678	0.77%	36,108
Meta Platforms, Inc. — Class A	157	0.42%	21,135
Yelp, Inc. — Class A	1,594	0.54%	12,589
Cisco Systems, Inc.	1,946	0.94%	12,338
Extreme Networks, Inc.	909	0.22%	6,252
Omnicom Group, Inc.	965	0.86%	5,167
Amazon.com, Inc.	140	0.17%	5,016
InterDigital, Inc.	288	0.26%	3,483
Nexstar Media Group, Inc. — Class A	258	0.40%	2,511
Motorola Solutions, Inc.	179	0.49%	1,397
T-Mobile US, Inc.	251	0.33%	1,130
Booking Holdings, Inc.	10	0.25%	844
Gen Digital, Inc.	1,195	0.21%	610
VeriSign, Inc.	393	0.83%	188
eBay, Inc.	482	0.20%	(230)
Verizon Communications, Inc.	1,053	0.37%	(782)
A10 Networks, Inc.	2,829	0.39%	(824)
Ziff Davis, Inc.	303	0.20%	(5,300)
Total Communications			101,632

Consumer, Cyclical
Allison Transmission Holdings, Inc.	1,201	0.64%	21,305
PulteGroup, Inc.	1,024	0.75%	18,174
DR Horton, Inc.	517	0.59%	13,907
MDC Holdings, Inc.	1,411	0.62%	11,938
Boyd Gaming Corp.	723	0.47%	9,595
Brunswick Corp.	740	0.60%	9,283
Taylor Morrison Home Corp. — Class A	754	0.34%	8,606
Patrick Industries, Inc.	629	0.47%	8,013
Tri Pointe Homes, Inc.	2,296	0.71%	7,333
Lowe’s Companies, Inc.	344	0.73%	6,463
MSC Industrial Direct Company, Inc. — Class A	946	0.84%	5,931
Meritage Homes Corp.	240	0.32%	4,986
NVR, Inc.	5	0.30%	3,301
Yum! Brands, Inc.	666	0.86%	3,035
Cavco Industries, Inc.	99	0.27%	2,693
Home Depot, Inc.	99	0.29%	2,332
Academy Sports & Outdoors, Inc.	356	0.18%	1,981
Gentex Corp.	2,820	0.77%	1,771

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Green Brick Partners, Inc.	343	0.18%	$1,738
Monarch Casino & Resort, Inc.	456	0.30%	1,156
Dolby Laboratories, Inc. — Class A	978	0.77%	922
Starbucks Corp.	396	0.37%	(326)
PetMed Express, Inc.	3,265	0.42%	(3,018)
NIKE, Inc. — Class B	295	0.31%	(3,128)
Buckle, Inc.	911	0.30%	(4,121)
Total Consumer, Cyclical			133,870

Industrial
Standex International Corp.	540	0.72%	28,769
Snap-on, Inc.	341	0.92%	23,219
Vishay Intertechnology, Inc.	1,748	0.48%	22,820
Mueller Industries, Inc.	786	0.64%	21,872
Eagle Materials, Inc.	405	0.71%	21,396
Jabil, Inc.	579	0.59%	17,411
Louisiana-Pacific Corp.	672	0.47%	13,991
Fortive Corp.	1,328	0.93%	12,749
Boise Cascade Co.	725	0.61%	11,581
Donaldson Company, Inc.	1,338	0.78%	11,510
Builders FirstSource, Inc.	564	0.72%	11,462
UFP Industries, Inc.	751	0.68%	9,663
Simpson Manufacturing Company, Inc.	283	0.37%	7,788
Landstar System, Inc.	469	0.85%	6,838
Curtiss-Wright Corp.	332	0.57%	6,409
Advanced Energy Industries, Inc.	209	0.22%	5,946
Nordson Corp.	248	0.58%	5,812
ITT, Inc.	1,072	0.94%	5,424
Masco Corp.	720	0.39%	4,921
Textron, Inc.	1,033	0.65%	4,429
Armstrong World Industries, Inc.	788	0.54%	4,367
Keysight Technologies, Inc.	225	0.35%	2,464
Dover Corp.	640	0.89%	2,385
Expeditors International of Washington, Inc.	328	0.37%	2,237
International Seaways, Inc.	603	0.22%	1,245
Ardmore Shipping Corp.	2,019	0.23%	602
Scorpio Tankers, Inc.	542	0.24%	449
GrafTech International Ltd.	3,887	0.18%	288
Teledyne Technologies, Inc.	148	0.57%	259
Toro Co.	549	0.52%	155
Garmin Ltd.	283	0.28%	(342)
Golar LNG Ltd.	1,983	0.37%	(2,690)
Acuity Brands, Inc.	323	0.49%	(4,041)
Lindsay Corp.	147	0.16%	(4,553)
Sturm Ruger & Company, Inc.	852	0.42%	(6,591)
3M Co.	908	0.85%	(8,891)
Total Industrial			241,353

Technology
Apple, Inc.	1,005	1.82%	86,034
Microsoft Corp.	507	1.62%	75,186
NetApp, Inc.	1,089	0.78%	15,562
KLA Corp.	145	0.66%	9,974
Dropbox, Inc. — Class A	2,240	0.56%	8,633
Kulicke & Soffa Industries, Inc.	1,064	0.59%	8,125
Diodes, Inc.	454	0.39%	8,111
Teradyne, Inc.	398	0.42%	7,548
Teradata Corp.	381	0.19%	7,361
Applied Materials, Inc.	553	0.75%	6,090
Photronics, Inc.	1,131	0.27%	4,850
Microchip Technology, Inc.	247	0.21%	4,013
NXP Semiconductor N.V.	105	0.20%	2,913
Cognizant Technology Solutions Corp. — Class A	758	0.46%	2,558
QUALCOMM, Inc.	153	0.17%	2,164
Qualys, Inc.	158	0.19%	1,788
Manhattan Associates, Inc.	106	0.20%	1,661
Veradigm, Inc.	1,818	0.21%	1,563
Power Integrations, Inc.	202	0.18%	1,545
NVIDIA Corp.	45	0.18%	1,489
Electronic Arts, Inc.	446	0.54%	1,073
NetScout Systems, Inc.	1,552	0.45%	1,040
Autodesk, Inc.	108	0.21%	(210)
Akamai Technologies, Inc.	551	0.46%	(2,251)
Concentrix Corp.	608	0.46%	(4,158)
Total Technology			252,662

Financial
Weyerhaeuser Co.	3,068	0.96%	11,811
Essent Group Ltd.	1,930	0.85%	9,601
MGIC Investment Corp.	5,704	0.84%	8,775
NMI Holdings, Inc. — Class A	1,736	0.42%	8,450
Evercore, Inc. — Class A	445	0.52%	8,207
Radian Group, Inc.	2,255	0.53%	7,422
Preferred Bank/Los Angeles CA	1,551	0.80%	4,864
Mr Cooper Group, Inc.	925	0.44%	3,109
Lazard Ltd. — Class A	1,129	0.34%	2,179
Hilltop Holdings, Inc.	660	0.19%	1,930
Discover Financial Services	187	0.20%	1,418
SouthState Corp.	1,329	0.82%	406
International Bancshares Corp.	424	0.18%	373
SEI Investments Co.	1,513	0.85%	319
Brightsphere Investment Group, Inc.	1,441	0.28%	149
Allstate Corp.	159	0.16%	(108)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Travelers Companies, Inc.	100	0.16%	$(120)
S&T Bancorp, Inc.	992	0.25%	(962)
Equity Commonwealth	4,271	0.81%	(1,591)
Marcus & Millichap, Inc.	798	0.24%	(3,615)
BOK Financial Corp.	215	0.16%	(4,658)
Renasant Corp.	988	0.24%	(6,726)
FB Financial Corp.	828	0.22%	(7,560)
Southside Bancshares, Inc.	1,071	0.26%	(11,186)
Total Financial			32,487

Utilities
MGE Energy, Inc.	1,103	0.82%	5,403
Atmos Energy Corp.	768	0.84%	1,235
Chesapeake Utilities Corp.	471	0.53%	317
ONE Gas, Inc.	1,084	0.78%	180
Ameren Corp.	1,084	0.83%	(280)
Black Hills Corp.	1,416	0.80%	(2,364)
Consolidated Edison, Inc.	960	0.81%	(2,432)
National Fuel Gas Co.	1,303	0.63%	(4,883)
OGE Energy Corp.	2,461	0.83%	(7,890)
Clearway Energy, Inc. — Class C	1,980	0.53%	(9,873)
Total Utilities			(20,587)

Basic Materials
NewMarket Corp.	138	0.52%	11,977
CF Industries Holdings, Inc.	374	0.24%	(305)
LyondellBasell Industries N.V. — Class A	567	0.49%	(929)
Westlake Corp.	567	0.63%	(1,380)
Olin Corp.	740	0.36%	(2,858)
Total Basic Materials			6,505

Energy
Exxon Mobil Corp.	1,033	1.04%	11,987
Marathon Petroleum Corp.	832	0.91%	9,772
SM Energy Co.	921	0.27%	4,385
REX American Resources Corp.	629	0.21%	3,183
PBF Energy, Inc. — Class A	695	0.27%	3,069
Valero Energy Corp.	703	0.77%	3,061
Matador Resources Co.	583	0.29%	2,983
Cheniere Energy, Inc.	328	0.47%	2,792
Chevron Corp.	358	0.53%	1,339
Civitas Resources, Inc.	377	0.25%	(225)
Phillips 66	579	0.52%	(520)
Magnolia Oil & Gas Corp. — Class A	1,409	0.28%	(1,461)
Occidental Petroleum Corp.	563	0.31%	(3,089)
Total Energy			37,276
Total MS Equity Long Custom Basket			$779,685

MS EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
Driven Brands Holdings, Inc.	5,545	(1.16)%	$11,276
ABM Industries, Inc.	2,827	(0.93)%	8,025
ManpowerGroup, Inc.	703	(0.43)%	4,823
Global Payments, Inc.	957	(0.73)%	4,552
Utz Brands, Inc.	3,712	(0.47)%	2,945
Keurig Dr Pepper, Inc.	3,206	(0.77)%	315
Performance Food Group Co.	1,079	(0.50)%	(268)
Constellation Brands, Inc. — Class A	266	(0.51)%	(463)
Verisk Analytics, Inc. — Class A	364	(0.63)%	(1,074)
Equifax, Inc.	604	(1.10)%	(2,576)
FTI Consulting, Inc.	497	(0.73)%	(2,903)
RadNet, Inc.	1,934	(0.49)%	(4,058)
TreeHouse Foods, Inc.	1,682	(0.65)%	(4,766)
Estee Lauder Companies, Inc. — Class A	556	(0.84)%	(8,179)
AmerisourceBergen Corp. — Class A	634	(0.94)%	(11,651)
Quanta Services, Inc.	685	(1.04)%	(12,100)
Booz Allen Hamilton Holding Corp.	869	(0.75)%	(15,146)
ICF International, Inc.	860	(0.83)%	(17,609)
TransUnion	2,217	(1.34)%	(20,547)
CoStar Group, Inc.	1,737	(1.19)%	(23,744)
GXO Logistics, Inc.	1,828	(0.89)%	(26,785)
Neogen Corp.	7,048	(1.18)%	(29,887)
Total Consumer, Non-cyclical			(149,820)

Financial
Sun Communities, Inc.	1,157	(1.16)%	40,192
Alexandria Real Estate Equities, Inc.	756	(0.66)%	29,524
Rexford Industrial Realty, Inc.	2,849	(1.15)%	24,664
American Tower Corp. — Class A	876	(1.31)%	20,156
Howard Hughes Corp.	1,486	(0.90)%	19,620
Kennedy-Wilson Holdings, Inc.	7,710	(0.97)%	15,465
Healthcare Realty Trust, Inc.	6,169	(0.90)%	12,757
Equitable Holdings, Inc.	6,242	(1.31)%	11,538
Americold Realty Trust, Inc.	4,246	(1.06)%	9,459
Kemper Corp.	1,457	(0.54)%	9,270
Raymond James Financial, Inc.	1,842	(1.47)%	9,228
Outfront Media, Inc.	6,048	(0.73)%	7,084
Equinix, Inc.	192	(1.16)%	5,259

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Rayonier, Inc.	4,701	(1.14)%	$5,047
TFS Financial Corp.	4,595	(0.45)%	5,034
Prologis, Inc.	1,032	(0.98)%	4,530
Assured Guaranty Ltd.	2,065	(0.89)%	3,013
Voya Financial, Inc.	1,226	(0.68)%	2,640
Progressive Corp.	841	(0.86)%	1,907
Stellar Bancorp, Inc.	3,202	(0.57)%	1,066
Popular, Inc.	1,079	(0.50)%	736
Northern Trust Corp.	1,302	(0.74)%	405
Hanover Insurance Group, Inc.	860	(0.75)%	(52)
Crown Castle, Inc.	484	(0.43)%	(359)
SBA Communications Corp.	184	(0.33)%	(1,427)
KKR & Company, Inc. — Class A	2,808	(1.21)%	(1,574)
Annaly Capital Management, Inc.	3,684	(0.57)%	(1,696)
State Street Corp.	1,296	(0.73)%	(1,980)
Air Lease Corp. — Class A	1,790	(0.58)%	(3,330)
First Financial Bancorp	3,769	(0.59)%	(3,491)
CBRE Group, Inc. — Class A	950	(0.59)%	(4,325)
Boston Properties, Inc.	699	(0.31)%	(4,466)
AGNC Investment Corp.	6,610	(0.52)%	(4,470)
Medical Properties Trust, Inc.	6,939	(0.50)%	(4,904)
Brighthouse Financial, Inc.	4,052	(1.48)%	(4,973)
Jones Lang LaSalle, Inc.	509	(0.61)%	(6,318)
UDR, Inc.	3,650	(1.21)%	(6,348)
Ellington Financial, Inc.	6,398	(0.68)%	(6,464)
UMH Properties, Inc.	7,004	(0.86)%	(7,176)
PennyMac Mortgage Investment Trust	5,930	(0.62)%	(7,441)
Welltower, Inc.	1,492	(0.93)%	(8,001)
PennyMac Financial Services, Inc.	1,820	(0.99)%	(13,565)
Iron Mountain, Inc.	2,894	(1.27)%	(15,276)
Apollo Global Management, Inc.	1,285	(0.76)%	(16,447)
Ares Management Corp. — Class A	1,382	(1.03)%	(20,551)
Digital Realty Trust, Inc.	1,420	(1.25)%	(24,464)
Total Financial			69,496

Consumer, Cyclical
UniFirst Corp.	540	(0.66)%	23,901
Ollie’s Bargain Outlet Holdings, Inc.	604	(0.27)%	438
Newell Brands, Inc.	14,526	(0.97)%	(150)
OPENLANE, Inc.	6,103	(0.72)%	(585)
Alaska Air Group, Inc.	1,112	(0.46)%	(1,971)
Burlington Stores, Inc.	401	(0.49)%	(3,315)
Five Below, Inc.	321	(0.49)%	(3,855)
Shake Shack, Inc. — Class A	892	(0.53)%	(8,105)
VF Corp.	7,054	(1.04)%	(8,772)
Floor & Decor Holdings, Inc. — Class A	1,004	(0.81)%	(22,469)
Copart, Inc.	1,544	(1.09)%	(41,977)
Total Consumer, Cyclical			(66,860)

Basic Materials
Hecla Mining Co.	11,405	(0.40)%	10,371
Royal Gold, Inc.	692	(0.61)%	6,627
ATI, Inc.	1,905	(0.65)%	(12,678)
Carpenter Technology Corp.	1,444	(0.63)%	(24,612)
Total Basic Materials			(20,292)

Utilities
Avista Corp.	3,409	(1.03)%	14,026
California Water Service Group	1,723	(0.69)%	9,000
Spire, Inc.	1,275	(0.62)%	8,851
Sempra Energy	1,055	(1.18)%	7,283
Dominion Energy, Inc.	1,718	(0.69)%	6,707
Entergy Corp.	776	(0.58)%	5,632
CMS Energy Corp.	2,357	(1.07)%	2,090
UGI Corp.	3,494	(0.73)%	1,994
PG&E Corp.	8,155	(1.09)%	338
American Electric Power Company, Inc.	2,037	(1.32)%	(732)
Alliant Energy Corp.	2,655	(1.07)%	(746)
DTE Energy Co.	1,233	(1.05)%	(1,098)
Exelon Corp.	2,543	(0.80)%	(2,188)
Edison International	2,045	(1.10)%	(5,575)
Total Utilities			45,582

Technology
Evolent Health, Inc. — Class A	2,247	(0.53)%	1,851
Alteryx, Inc. — Class A	833	(0.29)%	(3,043)
KBR, Inc.	1,214	(0.61)%	(4,188)
Paycor HCM, Inc.	2,792	(0.51)%	(4,360)
Privia Health Group, Inc.	4,478	(0.90)%	(8,628)
Oracle Corp.	485	(0.45)%	(10,022)
Ceridian HCM Holding, Inc.	2,011	(1.04)%	(17,523)
Total Technology			(45,913)

Industrial
TD SYNNEX Corp.	1,045	(0.75)%	3,294
Waste Management, Inc.	856	(1.15)%	(1,355)
Boeing Co.	508	(0.83)%	(5,944)
MasTec, Inc.	566	(0.52)%	(10,259)
NV5 Global, Inc.	656	(0.56)%	(10,357)
Kirby Corp.	1,079	(0.64)%	(10,475)
Tetra Tech, Inc.	480	(0.61)%	(14,599)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Clean Harbors, Inc.	513	(0.65)%	$(15,104)
Avnet, Inc.	3,206	(1.25)%	(21,752)
Casella Waste Systems, Inc. — Class A	1,303	(0.91)%	(26,806)
MSA Safety, Inc.	841	(1.13)%	(40,935)
Total Industrial			(154,292)

Communications
Robinhood Markets, Inc. — Class A	3,218	(0.25)%	(1,080)
Palo Alto Networks, Inc.	146	(0.29)%	(1,308)
Chewy, Inc. — Class A	1,451	(0.44)%	(5,093)
DoorDash, Inc. — Class A	1,005	(0.59)%	(11,172)
Uber Technologies, Inc.	878	(0.29)%	(12,763)
Total Communications			(31,416)

Energy
NOV, Inc.	6,039	(0.75)%	25,721
Noble Corporation plc	1,484	(0.47)%	(4,686)
Valaris Ltd.	1,138	(0.55)%	(11,032)
Hess Corp.	1,311	(1.37)%	(14,536)
Tidewater, Inc.	1,214	(0.52)%	(14,782)
Schlumberger N.V.	3,377	(1.28)%	(21,905)
Total Energy			(41,220)
Total MS Equity Short Custom Basket			$(394,735)

GS EQUITY LONG CUSTOM BASKET
Consumer, Non-cyclical
John B Sanfilippo & Son, Inc.	446	0.49%	$17,325
Vertex Pharmaceuticals, Inc.	113	0.37%	16,468
Johnson & Johnson	566	0.88%	6,724
Perdoceo Education Corp.	4,127	0.47%	6,688
Kimberly-Clark Corp.	657	0.85%	5,975
Viatris, Inc.	8,748	0.82%	5,556
Edwards Lifesciences Corp.	415	0.37%	5,390
Quanex Building Products Corp.	1,180	0.30%	4,748
Hackett Group, Inc.	1,505	0.32%	4,667
Exelixis, Inc.	1,896	0.34%	3,417
Cardinal Health, Inc.	344	0.30%	3,336
Dynavax Technologies Corp.	2,337	0.28%	3,213
AMN Healthcare Services, Inc.	276	0.28%	2,849
Quest Diagnostics, Inc.	651	0.86%	2,724
Becton Dickinson and Co.	245	0.61%	2,449
Vector Group Ltd.	3,611	0.43%	2,268
H&R Block, Inc.	2,308	0.69%	1,525
Bristol-Myers Squibb Co.	1,429	0.86%	1,415
Dexcom, Inc.	140	0.17%	1,063
Merck & Company, Inc.	899	0.97%	815
Innoviva, Inc.	3,865	0.46%	737
Perrigo Company plc	781	0.25%	655
Molina Healthcare, Inc.	76	0.21%	637
United Therapeutics Corp.	232	0.48%	12
Abbott Laboratories	931	0.95%	(70)
Prestige Consumer Healthcare, Inc.	326	0.18%	(509)
QIAGEN N.V.	597	0.25%	(554)
Moderna, Inc.	154	0.18%	(1,283)
Vir Biotechnology, Inc.	707	0.16%	(1,634)
USANA Health Sciences, Inc.	615	0.36%	(1,706)
Gilead Sciences, Inc.	748	0.54%	(2,201)
Procter & Gamble Co.	715	1.02%	(2,522)
Supernus Pharmaceuticals, Inc.	729	0.21%	(2,594)
Hershey Co.	345	0.81%	(2,923)
Amgen, Inc.	422	0.88%	(3,061)
Grand Canyon Education, Inc.	285	0.28%	(3,263)
J M Smucker Co.	415	0.57%	(4,220)
Premier, Inc. — Class A	1,321	0.34%	(4,231)
Pfizer, Inc.	736	0.25%	(5,508)
Neurocrine Biosciences, Inc.	358	0.32%	(5,676)
Humana, Inc.	87	0.36%	(6,737)
Incyte Corp.	1,138	0.66%	(10,094)
Campbell Soup Co.	1,373	0.59%	(12,770)
Eagle Pharmaceuticals, Inc.	949	0.17%	(16,040)
Royalty Pharma plc — Class A	1,597	0.46%	(18,349)
Total Consumer, Non-cyclical			(5,289)

Communications
Alphabet, Inc. — Class C	678	0.77%	37,499
Meta Platforms, Inc. — Class A	157	0.42%	21,170
Yelp, Inc. — Class A	1,594	0.54%	12,677
Cisco Systems, Inc.	1,946	0.94%	12,421
Extreme Networks, Inc.	909	0.22%	6,263
Omnicom Group, Inc.	965	0.86%	5,298
Amazon.com, Inc.	140	0.17%	5,057
InterDigital, Inc.	288	0.26%	3,530
Nexstar Media Group, Inc. — Class A	258	0.40%	2,519
Motorola Solutions, Inc.	179	0.49%	1,380
T-Mobile US, Inc.	251	0.33%	1,111
Booking Holdings, Inc.	10	0.25%	907
Gen Digital, Inc.	1,195	0.21%	605
VeriSign, Inc.	393	0.83%	178
eBay, Inc.	482	0.20%	(157)
Verizon Communications, Inc.	1,053	0.37%	(824)
A10 Networks, Inc.	2,829	0.39%	(896)
Ziff Davis, Inc.	303	0.20%	(5,279)
Total Communications			103,459

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Cyclical
Allison Transmission Holdings, Inc.	1,201	0.64%	$21,297
PulteGroup, Inc.	1,024	0.75%	18,229
DR Horton, Inc.	517	0.59%	13,960
MDC Holdings, Inc.	1,411	0.62%	11,941
Boyd Gaming Corp.	723	0.47%	9,671
Brunswick Corp.	740	0.60%	9,375
Taylor Morrison Home Corp. — Class A	754	0.34%	8,632
Patrick Industries, Inc.	629	0.47%	8,021
Tri Pointe Homes, Inc.	2,296	0.71%	7,437
Lowe’s Companies, Inc.	344	0.73%	6,455
MSC Industrial Direct Company, Inc. — Class A	946	0.84%	6,020
Meritage Homes Corp.	240	0.32%	5,015
NVR, Inc.	5	0.30%	3,313
Yum! Brands, Inc.	666	0.86%	3,042
Cavco Industries, Inc.	99	0.27%	2,684
Home Depot, Inc.	99	0.29%	2,308
Academy Sports & Outdoors, Inc.	356	0.18%	2,014
Green Brick Partners, Inc.	343	0.18%	1,752
Gentex Corp.	2,820	0.77%	1,750
Monarch Casino & Resort, Inc.	456	0.30%	1,128
Dolby Laboratories, Inc. — Class A	978	0.77%	951
Starbucks Corp.	396	0.37%	(332)
PetMed Express, Inc.	3,265	0.42%	(3,014)
NIKE, Inc. — Class B	295	0.31%	(3,090)
Buckle, Inc.	911	0.30%	(4,062)
Total Consumer, Cyclical			134,497

Industrial
Standex International Corp.	540	0.72%	28,706
Snap-on, Inc.	341	0.92%	23,203
Vishay Intertechnology, Inc.	1,748	0.48%	22,794
Mueller Industries, Inc.	786	0.64%	21,923
Eagle Materials, Inc.	405	0.71%	21,425
Jabil, Inc.	579	0.59%	17,716
Louisiana-Pacific Corp.	672	0.47%	14,256
Fortive Corp.	1,328	0.93%	12,754
Donaldson Company, Inc.	1,338	0.78%	11,690
Boise Cascade Co.	725	0.61%	11,627
Builders FirstSource, Inc.	564	0.72%	11,574
UFP Industries, Inc.	751	0.68%	9,656
Simpson Manufacturing Company, Inc.	283	0.37%	7,816
Landstar System, Inc.	469	0.85%	6,740
Curtiss-Wright Corp.	332	0.57%	6,396
Advanced Energy Industries, Inc.	209	0.22%	6,003
Nordson Corp.	248	0.58%	5,765
ITT, Inc.	1,072	0.94%	5,652
Masco Corp.	720	0.39%	4,864
Armstrong World Industries, Inc.	788	0.54%	4,421
Textron, Inc.	1,033	0.65%	4,384
Dover Corp.	640	0.89%	2,467
Keysight Technologies, Inc.	225	0.35%	2,444
Expeditors International of Washington, Inc.	328	0.37%	2,236
International Seaways, Inc.	603	0.22%	1,222
Ardmore Shipping Corp.	2,019	0.23%	534
Scorpio Tankers, Inc.	542	0.24%	456
Toro Co.	549	0.52%	332
GrafTech International Ltd.	3,887	0.18%	287
Teledyne Technologies, Inc.	148	0.57%	226
Garmin Ltd.	283	0.28%	(345)
Golar LNG Ltd.	1,983	0.37%	(2,706)
Acuity Brands, Inc.	323	0.49%	(3,912)
Lindsay Corp.	147	0.16%	(4,528)
Sturm Ruger & Company, Inc.	852	0.42%	(6,634)
3M Co.	908	0.85%	(8,747)
Total Industrial			242,697

Technology
Apple, Inc.	1,005	1.83%	85,131
Microsoft Corp.	507	1.62%	72,783
NetApp, Inc.	1,089	0.78%	15,563
KLA Corp.	145	0.66%	10,130
Dropbox, Inc. — Class A	2,240	0.56%	8,553
Kulicke & Soffa Industries, Inc.	1,064	0.59%	8,187
Diodes, Inc.	454	0.39%	8,119
Teradyne, Inc.	398	0.42%	7,733
Teradata Corp.	381	0.19%	7,355
Applied Materials, Inc.	553	0.75%	6,004
Photronics, Inc.	1,131	0.27%	4,890
Microchip Technology, Inc.	247	0.21%	4,054
NXP Semiconductor N.V.	105	0.20%	3,053
Cognizant Technology Solutions Corp. — Class A	758	0.46%	2,577
QUALCOMM, Inc.	153	0.17%	2,185
Qualys, Inc.	158	0.19%	1,684
Manhattan Associates, Inc.	106	0.20%	1,667
NVIDIA Corp.	45	0.18%	1,571
Power Integrations, Inc.	202	0.18%	1,534
Veradigm, Inc.	1,818	0.21%	1,518
NetScout Systems, Inc.	1,552	0.45%	1,086
Electronic Arts, Inc.	446	0.54%	998
Autodesk, Inc.	108	0.21%	(229)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Akamai Technologies, Inc.	551	0.46%	$(2,270)
Concentrix Corp.	608	0.46%	(4,136)
Total Technology			249,740

Financial
Weyerhaeuser Co.	3,068	0.95%	12,115
Essent Group Ltd.	1,930	0.85%	9,602
MGIC Investment Corp.	5,704	0.84%	8,797
Evercore, Inc. — Class A	445	0.52%	8,633
NMI Holdings, Inc. — Class A	1,736	0.42%	8,496
Radian Group, Inc.	2,255	0.53%	7,314
Preferred Bank/Los Angeles CA	1,551	0.80%	4,951
Mr Cooper Group, Inc.	925	0.44%	3,238
Lazard Ltd. — Class A	1,129	0.34%	2,157
Hilltop Holdings, Inc.	660	0.19%	1,927
Discover Financial Services	187	0.20%	1,442
SouthState Corp.	1,329	0.82%	947
SEI Investments Co.	1,513	0.85%	469
International Bancshares Corp.	424	0.18%	357
Brightsphere Investment Group, Inc.	1,441	0.28%	201
Allstate Corp.	159	0.16%	(102)
Travelers Companies, Inc.	100	0.16%	(132)
S&T Bancorp, Inc.	992	0.25%	(977)
Equity Commonwealth	4,271	0.81%	(1,619)
Marcus & Millichap, Inc.	798	0.24%	(3,624)
BOK Financial Corp.	215	0.16%	(4,650)
Renasant Corp.	988	0.24%	(6,730)
FB Financial Corp.	828	0.22%	(7,568)
Southside Bancshares, Inc.	1,071	0.26%	(11,284)
Total Financial			33,960

Utilities
MGE Energy, Inc.	1,103	0.82%	5,369
Atmos Energy Corp.	768	0.84%	1,358
ONE Gas, Inc.	1,084	0.78%	316
Chesapeake Utilities Corp.	471	0.53%	230
Ameren Corp.	1,084	0.83%	(147)
Black Hills Corp.	1,416	0.80%	(2,290)
Consolidated Edison, Inc.	960	0.81%	(2,335)
National Fuel Gas Co.	1,303	0.63%	(4,934)
OGE Energy Corp.	2,461	0.83%	(7,704)
Clearway Energy, Inc. — Class C	1,980	0.53%	(9,876)
Total Utilities			(20,013)

Basic Materials
NewMarket Corp.	138	0.52%	12,036
CF Industries Holdings, Inc.	374	0.24%	(182)
LyondellBasell Industries N.V. — Class A	567	0.49%	(736)
Westlake Corp.	567	0.63%	(1,437)
Olin Corp.	740	0.36%	(2,827)
Total Basic Materials			6,854

Energy
Exxon Mobil Corp.	1,033	1.04%	12,021
Marathon Petroleum Corp.	832	0.91%	9,804
SM Energy Co.	921	0.27%	4,463
REX American Resources Corp.	629	0.21%	3,195
Valero Energy Corp.	703	0.77%	3,121
PBF Energy, Inc. — Class A	695	0.27%	2,958
Matador Resources Co.	583	0.29%	2,944
Cheniere Energy, Inc.	328	0.47%	2,690
Chevron Corp.	358	0.53%	1,451
Civitas Resources, Inc.	377	0.25%	(168)
Phillips 66	579	0.52%	(564)
Magnolia Oil & Gas Corp. — Class A	1,409	0.28%	(1,498)
Occidental Petroleum Corp.	563	0.31%	(3,015)
Total Energy			37,402
Total GS Equity Long Custom Basket			$783,307

GS EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
Driven Brands Holdings, Inc.	5,545	(1.15)%	$11,403
ABM Industries, Inc.	2,827	(0.94)%	7,989
ManpowerGroup, Inc.	703	(0.43)%	4,847
Global Payments, Inc.	957	(0.73)%	4,613
Utz Brands, Inc.	3,712	(0.47)%	3,061
Keurig Dr Pepper, Inc.	3,206	(0.78)%	384
Performance Food Group Co.	1,079	(0.51)%	(331)
Constellation Brands, Inc. — Class A	266	(0.51)%	(463)
Verisk Analytics, Inc. — Class A	364	(0.64)%	(1,053)
Equifax, Inc.	604	(1.11)%	(2,500)
FTI Consulting, Inc.	497	(0.74)%	(2,733)
RadNet, Inc.	1,934	(0.49)%	(4,228)
TreeHouse Foods, Inc.	1,682	(0.66)%	(4,959)
Estee Lauder Companies, Inc. — Class A	556	(0.85)%	(8,064)
AmerisourceBergen Corp. — Class A	634	(0.95)%	(11,678)
Quanta Services, Inc.	685	(1.05)%	(12,292)
Booz Allen Hamilton Holding Corp.	869	(0.75)%	(15,217)
ICF International, Inc.	860	(0.83)%	(17,634)

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
TransUnion	2,217	(1.35)%	$(20,597)
CoStar Group, Inc.	1,737	(1.20)%	(23,967)
GXO Logistics, Inc.	1,828	(0.89)%	(26,835)
Neogen Corp.	7,048	(1.19)%	(29,861)
Total Consumer, Non-cyclical			(150,115)

Financial
Sun Communities, Inc.	1,157	(1.18)%	40,209
Alexandria Real Estate Equities, Inc.	756	(0.67)%	28,997
Rexford Industrial Realty, Inc.	2,849	(1.16)%	24,441
American Tower Corp. — Class A	876	(1.32)%	20,417
Howard Hughes Corp.	1,486	(0.91)%	19,433
Kennedy-Wilson Holdings, Inc.	7,710	(0.98)%	14,987
Healthcare Realty Trust, Inc.	6,169	(0.91)%	12,870
Equitable Holdings, Inc.	6,242	(1.32)%	11,323
Kemper Corp.	1,457	(0.55)%	9,352
Americold Realty Trust, Inc.	4,246	(1.07)%	9,312
Raymond James Financial, Inc.	1,842	(1.49)%	8,979
Outfront Media, Inc.	6,048	(0.74)%	7,105
Rayonier, Inc.	4,701	(1.15)%	5,154
TFS Financial Corp.	4,595	(0.45)%	5,061
Equinix, Inc.	192	(1.17)%	4,913
Prologis, Inc.	1,032	(0.99)%	3,905
Assured Guaranty Ltd.	2,065	(0.90)%	2,914
Voya Financial, Inc.	1,226	(0.68)%	2,709
Progressive Corp.	841	(0.87)%	1,933
Stellar Bancorp, Inc.	3,202	(0.57)%	1,110
Popular, Inc.	1,079	(0.51)%	712
Northern Trust Corp.	1,302	(0.75)%	458
Hanover Insurance Group, Inc.	860	(0.76)%	(135)
Crown Castle, Inc.	484	(0.43)%	(319)
SBA Communications Corp.	184	(0.33)%	(1,430)
KKR & Company, Inc. — Class A	2,808	(1.22)%	(1,638)
Annaly Capital Management, Inc.	3,684	(0.57)%	(1,684)
State Street Corp.	1,296	(0.74)%	(2,007)
Air Lease Corp. — Class A	1,790	(0.58)%	(3,243)
First Financial Bancorp	3,769	(0.60)%	(3,816)
CBRE Group, Inc. — Class A	950	(0.60)%	(4,218)
Boston Properties, Inc.	699	(0.31)%	(4,590)
AGNC Investment Corp.	6,610	(0.52)%	(4,788)
Medical Properties Trust, Inc.	6,939	(0.50)%	(4,988)
Brighthouse Financial, Inc.	4,052	(1.49)%	(5,075)
UDR, Inc.	3,650	(1.22)%	(6,209)
Jones Lang LaSalle, Inc.	509	(0.62)%	(6,397)
Ellington Financial, Inc.	6,398	(0.69)%	(6,460)
UMH Properties, Inc.	7,004	(0.87)%	(7,111)
PennyMac Mortgage Investment Trust	5,930	(0.62)%	(7,505)
Welltower, Inc.	1,492	(0.94)%	(8,280)
PennyMac Financial Services, Inc.	1,820	(1.00)%	(13,658)
Iron Mountain, Inc.	2,894	(1.28)%	(15,287)
Apollo Global Management, Inc.	1,285	(0.77)%	(16,683)
Ares Management Corp. — Class A	1,382	(1.04)%	(20,741)
Digital Realty Trust, Inc.	1,420	(1.26)%	(25,194)
Total Financial			64,838

Consumer, Cyclical
UniFirst Corp.	540	(0.65)%	23,985
Newell Brands, Inc.	14,526	(0.98)%	471
Ollie’s Bargain Outlet Holdings, Inc.	604	(0.27)%	354
OPENLANE, Inc.	6,103	(0.72)%	(579)
Alaska Air Group, Inc.	1,112	(0.46)%	(1,869)
Burlington Stores, Inc.	401	(0.49)%	(3,284)
Five Below, Inc.	321	(0.49)%	(3,928)
Shake Shack, Inc. — Class A	892	(0.54)%	(8,191)
VF Corp.	7,054	(1.05)%	(8,683)
Floor & Decor Holdings, Inc. — Class A	1,004	(0.81)%	(22,497)
Copart, Inc.	1,544	(1.10)%	(42,339)
Total Consumer, Cyclical			(66,560)

Basic Materials
Hecla Mining Co.	11,405	(0.46)%	10,440
Royal Gold, Inc.	692	(0.62)%	6,599
ATI, Inc.	1,905	(0.66)%	(12,467)
Carpenter Technology Corp.	1,444	(0.63)%	(24,606)
Total Basic Materials			(20,034)

Utilities
Avista Corp.	3,409	(1.04)%	13,890
California Water Service Group	1,723	(0.69)%	8,965
Spire, Inc.	1,275	(0.63)%	8,718
Sempra Energy	1,055	(1.20)%	7,529
Dominion Energy, Inc.	1,718	(0.69)%	6,380
Entergy Corp.	776	(0.59)%	5,658
UGI Corp.	3,494	(0.73)%	1,872
CMS Energy Corp.	2,357	(1.08)%	1,625
PG&E Corp.	8,155	(1.10)%	490
American Electric Power Company, Inc.	2,037	(1.34)%	(814)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Alliant Energy Corp.	2,655	(1.08)%	$(927)
DTE Energy Co.	1,233	(1.06)%	(1,257)
Exelon Corp.	2,543	(0.81)%	(2,199)
Edison International	2,045	(1.11)%	(5,743)
Total Utilities			44,187

Technology
Evolent Health, Inc. — Class A	2,247	(0.53)%	1,803
Alteryx, Inc. — Class A	833	(0.29)%	(2,945)
KBR, Inc.	1,214	(0.61)%	(4,261)
Paycor HCM, Inc.	2,792	(0.51)%	(4,450)
Oracle Corp.	485	(0.45)%	(10,168)
Ceridian HCM Holding, Inc.	2,011	(1.05)%	(18,096)
Total Technology			(38,117)

Industrial
TD SYNNEX Corp.	1,045	(0.75)%	3,190
Waste Management, Inc.	856	(1.16)%	(1,575)
Boeing Co.	508	(0.84)%	(6,170)
Kirby Corp.	1,079	(0.65)%	(10,248)
MasTec, Inc.	566	(0.52)%	(10,257)
NV5 Global, Inc.	656	(0.57)%	(10,353)
Tetra Tech, Inc.	480	(0.61)%	(14,686)
Clean Harbors, Inc.	513	(0.66)%	(15,135)
Avnet, Inc.	3,206	(1.26)%	(21,940)
Casella Waste Systems, Inc. — Class A	1,303	(0.92)%	(26,785)
MSA Safety, Inc.	841	(1.14)%	(40,931)
Total Industrial			(154,890)

Communications
Robinhood Markets, Inc. — Class A	3,218	(0.25)%	(1,201)
Palo Alto Networks, Inc.	146	(0.29)%	(1,304)
Chewy, Inc. — Class A	1,451	(0.45)%	(5,224)
DoorDash, Inc. — Class A	1,005	(0.60)%	(11,356)
Uber Technologies, Inc.	878	(0.30)%	(12,789)
Total Communications			(31,874)

Energy
NOV, Inc.	6,039	(0.75)%	25,928
Noble Corporation plc	1,484	(0.48)%	(4,680)
Valaris Ltd.	1,138	(0.56)%	(11,227)
Hess Corp.	1,311	(1.39)%	(14,491)
Tidewater, Inc.	1,214	(0.52)%	(14,873)
Schlumberger N.V.	3,377	(1.29)%	(22,026)
Total Energy			(41,369)
Total GS Equity Short Custom Basket			$(393,934)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Rate indicated is the 7-day yield as of June 30, 2023.
GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
LONG SHORT EQUITY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Consolidated Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$21,353,065	$—	$—	$21,353,065
Money Market Fund	1,476,877	—	—	1,476,877
Equity Custom Basket Swap Agreements**	—	1,562,992	—	1,562,992
Total Assets	$22,829,942	$1,562,992	$—	$24,392,934

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements**	$—	$788,669	$—	$788,669

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

LONG SHORT EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments, at value (cost $21,257,660)	$22,829,942
Cash	3,251
Unrealized appreciation on OTC swap agreements	1,562,992
Receivables:
Swap settlement	333,315
Dividends	16,362
Fund shares sold	2,401
Total assets	24,748,263

Liabilities:
Unrealized depreciation on OTC swap agreements	788,669
Payable for:
Fund shares redeemed	668,104
Management fees	17,394
Securities purchased	10,502
Transfer agent fees	9,896
Investor service fees	4,832
Portfolio accounting and administration fees	2,996
Trustees’ fees*	299
Miscellaneous	38,390
Total liabilities	1,541,082
Net assets	$23,207,181

Net assets consist of:
Paid in capital	$21,885,502
Total distributable earnings (loss)	1,321,679
Net assets	$23,207,181
Capital shares outstanding	1,418,448
Net asset value per share	$16.36

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends (net of foreign withholding tax of $82)	$229,738
Income from securities lending, net	151
Total investment income	229,889

Expenses:
Management fees	101,049
Investor service fees	28,069
Transfer agent fees	39,338
Professional fees	23,342
Portfolio accounting and administration fees	17,403
Trustees’ fees*	2,110
Custodian fees	1,609
Line of credit fees	41
Miscellaneous	2,073
Total expenses	215,034
Net investment income	14,855

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	248,412
Swap agreements	1,094,832
Net realized gain	1,343,244
Net change in unrealized appreciation (depreciation) on:
Investments	1,221,946
Swap agreements	(776,774)
Net change in unrealized appreciation (depreciation)	445,172
Net realized and unrealized gain	1,788,416
Net increase in net assets resulting from operations	$1,803,271

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

LONG SHORT EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$14,855	$54,825
Net realized gain (loss) on investments	1,343,244	(1,078,275)
Net change in unrealized appreciation (depreciation) on investments	445,172	(2,908,913)
Net increase (decrease) in net assets resulting from operations	1,803,271	(3,932,363)

Distributions to shareholders	—	(114,913)

Capital share transactions:
Proceeds from sale of shares	2,847,736	6,127,910
Distributions reinvested	—	114,913
Cost of shares redeemed	(3,821,167)	(7,201,449)
Net decrease from capital share transactions	(973,431)	(958,626)
Net increase (decrease) in net assets	829,840	(5,005,902)

Net assets:
Beginning of period	22,377,341	27,383,243
End of period	$23,207,181	$22,377,341

Capital share activity:
Shares sold	180,945	388,498
Shares issued from reinvestment of distributions	—	7,428
Shares redeemed	(244,962)	(459,654)
Net decrease in shares	(64,017)	(63,728)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

LONG SHORT EQUITY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$15.09	$17.71	$14.40	$13.84	$13.19	$17.59
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	.04	.07	.08	.09	.08
Net gain (loss) on investments (realized and unrealized)	1.26	(2.59)	3.35	.59	.64	(2.19)
Total from investment operations	1.27	(2.55)	3.42	.67	.73	(2.11)
Less distributions from:
Net investment income	—	(.07)	(.11)	(.11)	(.08)	—
Net realized gains	—	—	—	—	—	(2.29)
Total distributions	—	(.07)	(.11)	(.11)	(.08)	(2.29)
Net asset value, end of period	$16.36	$15.09	$17.71	$14.40	$13.84	$13.19

Total Return[c]	8.42%	(14.39%)	23.80%	4.93%	5.54%	(12.94%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,207	$22,377	$27,383	$22,969	$30,683	$29,211
Ratios to average net assets:
Net investment income (loss)	0.13%	0.23%	0.45%	0.59%	0.65%	0.52%
Total expenses[d,e]	1.92%	1.78%	1.60%	1.73%	1.72%	1.62%
Portfolio turnover rate	149%	302%	211%	160%	170%	266%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Total expenses may include certain non-operating expenses. Excluding these non-operating expenses, the net expense ratios for the years presented would be:

6/30/23[a]	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
1.92%	1.78%	1.60%	1.73%	1.72%	1.62%

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

GLOBAL MANAGED FUTURES STRATEGY FUND

OBJECTIVE: Seeks to generate positive total returns over time.

Consolidated Holdings Diversification (Market Exposure as % of Net Assets)

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: November 7, 2008

Largest Holdings	% of Total Net Assets
Guggenheim Variable Insurance Strategy Fund III	18.9%
Guggenheim Strategy Fund III	12.6%
Guggenheim Strategy Fund II	0.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.4%
Total	32.5%

The Fund invests principally in derivative investments such as futures contracts. “Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Global Managed Futures Strategy Fund	3.07%	0.70%	3.99%	2.18%
ICE BofA 3-Month U.S. Treasury Bill Index	2.27%	3.62%	1.56%	0.99%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
GLOBAL MANAGED FUTURES STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 32.5%
Guggenheim Variable Insurance Strategy Fund III[1]	134,486	$3,259,931
Guggenheim Strategy Fund III[1]	89,107	2,160,842
Guggenheim Strategy Fund II1	4,552	110,254
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	7,274	70,773
Total Mutual Funds
(Cost $5,738,109)		5,601,800

	Face Amount
U.S. TREASURY BILLS†† - 16.1%
U.S. Treasury Bills
5.11% due 07/18/23[2,3]	$2,772,000	2,766,199
Total U.S. Treasury Bills
(Cost $2,765,194)		2,766,199

REPURCHASE AGREEMENTS††,4 - 51.1%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	4,785,318	4,785,318
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	2,105,298	2,105,298
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	1,913,908	1,913,908
Total Repurchase Agreements
(Cost $8,804,524)		8,804,524

Total Investments - 99.7%
(Cost $17,307,827)		$17,172,523
Other Assets & Liabilities, net - 0.3%		49,323
Total Net Assets - 100.0%		$17,221,846

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
Tokyo Stock Price Index Futures Contracts	9	Sep 2023	$1,435,384	$89,331
NASDAQ-100 Index Mini Futures Contracts	5	Sep 2023	1,533,125	54,341
Nikkei 225 (OSE) Index Futures Contracts	3	Sep 2023	695,131	47,201
S&P 500 Index Mini Futures Contracts	7	Sep 2023	1,570,275	36,860
Dow Jones Industrial Average Index Mini Futures Contracts	12	Sep 2023	2,077,680	32,771
IBEX 35 Index Futures Contracts††	6	Jul 2023	626,415	18,134
Euro STOXX 50 Index Futures Contracts	12	Sep 2023	581,401	10,970
DAX Index Futures Contracts	2	Sep 2023	889,980	10,344
MSCI EAFE Index Futures Contracts	5	Sep 2023	538,625	4,827
SPI 200 Index Futures Contracts	1	Sep 2023	119,738	2,206
OMX Stockholm 30 Index Futures Contracts††	2	Jul 2023	43,024	145
FTSE 100 Index Futures Contracts	7	Sep 2023	672,121	(914)
FTSE Taiwan Index Futures Contracts	18	Jul 2023	1,042,920	(8,560)
CBOE Volatility Index Futures Contracts	16	Sep 2023	282,400	(18,050)
CBOE Volatility Index Futures Contracts	24	Dec 2023	459,600	(33,800)
			$12,567,819	$245,806

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
GLOBAL MANAGED FUTURES STRATEGY FUND

Futures Contracts (Continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
Cocoa Futures Contracts	20	Sep 2023	$671,400	$53,137
Cattle Feeder Futures Contracts	3	Aug 2023	370,950	41,933
Live Cattle Futures Contracts	13	Aug 2023	920,010	41,715
Oat Futures Contracts	10	Sep 2023	194,750	18,848
Soybean Futures Contracts	4	Nov 2023	268,500	13,925
LME Tin Futures Contracts	2	Aug 2023	269,618	11,894
Natural Gas Futures Contracts	12	Aug 2023	331,680	10,289
Low Sulphur Gas Oil Futures Contracts	7	Aug 2023	493,325	8,640
Canadian Canola (WCE) Futures Contracts	13	Nov 2023	144,574	5,118
ECX Emission Futures Contracts	1	Dec 2023	97,228	2,781
Gasoline RBOB Futures Contracts	6	Sep 2023	558,659	60
Corn Futures Contracts	2	Sep 2023	48,900	(235)
LME Lead Futures Contracts	1	Aug 2023	52,537	(1,610)
Soybean Meal Futures Contracts	5	Mar 2024	192,850	(1,666)
Copper Futures Contracts	4	Sep 2023	376,300	(3,096)
SGX Iron Ore 62% Futures Contracts	24	Aug 2023	261,000	(7,152)
Sugar #11 Futures Contracts	27	Apr 2024	655,301	(48,095)
			$5,907,582	$146,486
Currency Futures Contracts Purchased†
Mexican Peso Futures Contracts	101	Sep 2023	$2,906,780	$39,682
Euro FX Futures Contracts	16	Sep 2023	2,191,000	16,458
British Pound Futures Contracts	9	Sep 2023	714,431	4,682
New Zealand Dollar Futures Contracts	2	Sep 2023	122,690	1,015
Canadian Dollar Futures Contracts	13	Sep 2023	982,540	(4,096)
			$6,917,441	$57,741
Interest Rate Futures Contracts Purchased†
Euro - OATS Futures Contracts	1	Sep 2023	$140,166	$100
U.S. Treasury 2 Year Note Futures Contracts	4	Sep 2023	813,531	86
Euro - BTP Italian Government Bond Futures Contracts††	1	Sep 2023	126,763	64
U.S. Treasury Ultra Long Bond Futures Contracts	8	Sep 2023	1,092,750	(529)
U.S. Treasury 10 Year Note Futures Contracts	24	Sep 2023	2,695,500	(1,812)
U.S. Treasury 5 Year Note Futures Contracts	33	Sep 2023	3,535,383	(4,906)
			$8,404,093	$(6,997)
Interest Rate Futures Contracts Sold Short†
Euro - Schatz Futures Contracts	94	Sep 2023	$10,757,367	$76,396
Long Gilt Futures Contracts††	12	Sep 2023	1,452,661	22,094
Euro - Bobl Futures Contracts	10	Sep 2023	1,263,152	15,375
Euro - Bund Futures Contracts	9	Sep 2023	1,314,047	13,604
Australian Government 3 Year Bond Futures Contracts	18	Sep 2023	1,266,907	4,977
Australian Government 10 Year Bond Futures Contracts	4	Sep 2023	310,259	(840)
U.S. Treasury Long Bond Futures Contracts	5	Sep 2023	635,625	(1,051)
Canadian Government 10 Year Bond Futures Contracts	10	Sep 2023	925,147	(2,210)
			$17,925,165	$128,345
Currency Futures Contracts Sold Short†
Japanese Yen Futures Contracts	29	Sep 2023	$2,542,394	$43,368
Australian Dollar Futures Contracts	9	Sep 2023	600,660	(1,555)
Swiss Franc Futures Contracts	11	Sep 2023	1,548,731	(2,576)
			$4,691,785	$39,237

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
GLOBAL MANAGED FUTURES STRATEGY FUND

Futures Contracts (Continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Sold Short†
Wheat Futures Contracts	6	Sep 2023	$193,950	$29,712
Palladium Futures Contracts	3	Sep 2023	367,800	26,642
LME Nickel Futures Contracts	3	Aug 2023	368,064	16,700
Sugar #11 Futures Contracts	9	Feb 2024	231,034	7,995
LME Zinc Futures Contracts	3	Aug 2023	179,194	4,884
Coffee ‘C’ Futures Contracts	4	Sep 2023	238,500	3,363
Hard Red Winter Wheat Futures Contracts	3	Sep 2023	118,987	2,084
Sugar #11 Futures Contracts	15	Sep 2023	383,376	1,773
LME Primary Aluminum Futures Contracts	6	Aug 2023	320,213	1,142
Red Spring Wheat Futures Contracts	4	Sep 2023	162,550	419
CME Nonfat Dry Milk Futures Contracts	1	Aug 2023	50,688	339
Gold 100 oz. Futures Contracts	1	Aug 2023	192,780	157
Soybean Oil Futures Contracts	4	Dec 2023	141,528	(13)
Cotton #2 Futures Contracts	4	Dec 2023	160,840	(632)
Soybean Meal Futures Contracts	2	Dec 2023	79,320	(1,546)
Gasoline RBOB Futures Contracts	2	Aug 2023	206,825	(2,168)
Lean Hogs Futures Contracts	4	Aug 2023	147,960	(2,213)
Silver Futures Contracts	10	Sep 2023	1,148,750	(3,198)
NY Harbor ULSD Futures Contracts	3	Jul 2023	308,083	(10,789)
Natural Gas Futures Contracts	12	Sep 2023	341,400	(18,059)
Live Cattle Futures Contracts	12	Dec 2023	880,320	(20,488)
			$6,222,162	$36,104
Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	25	Jul 2023	$375,000	$39,685
Russell 2000 Index Mini Futures Contracts	3	Sep 2023	285,465	(274)
FTSE/JSE TOP 40 Index Futures Contracts††	10	Sep 2023	377,863	(2,774)
S&P MidCap 400 Index Mini Futures Contracts	3	Sep 2023	793,200	(4,948)
S&P/TSX 60 IX Index Futures Contracts	4	Sep 2023	735,829	(9,223)
			$2,567,357	$22,466

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Consolidated Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2023.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 6.
CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
GLOBAL MANAGED FUTURES STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Consolidated Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$5,601,800	$—	$—	$5,601,800
U.S. Treasury Bills	—	2,766,199	—	2,766,199
Repurchase Agreements	—	8,804,524	—	8,804,524
Equity Futures Contracts**	328,536	18,279	—	346,815
Commodity Futures Contracts**	303,550	—	—	303,550
Interest Rate Futures Contracts**	110,538	22,158	—	132,696
Currency Futures Contracts**	105,205	—	—	105,205
Total Assets	$6,449,629	$11,611,160	$—	$18,060,789

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$120,960	$—	$—	$120,960
Equity Futures Contracts**	75,769	2,774	—	78,543
Interest Rate Futures Contracts**	11,348	—	—	11,348
Currency Futures Contracts**	8,227	—	—	8,227
Total Liabilities	$216,304	$2,774	$—	$219,078

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
GLOBAL MANAGED FUTURES STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$109,435	$—	$—	$—	$819	$110,254	4,552	$2,863
Guggenheim Strategy Fund III	2,143,912	—	—	—	16,930	2,160,842	89,107	55,308
Guggenheim Ultra Short Duration Fund — Institutional Class	70,118	—	—	—	655	70,773	7,274	1,802
Guggenheim Variable Insurance Strategy Fund III	3,237,068	—	—	—	22,863	3,259,931	134,486	82,890
	$5,560,533	$—	$—	$—	$41,267	$5,601,800		$142,863

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

GLOBAL MANAGED FUTURES STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments in unaffiliated issuers, at value (cost $2,765,194)	$2,766,199
Investments in affiliated issuers, at value (cost $5,738,109)	5,601,800
Repurchase agreements, at value (cost $8,804,524)	8,804,524
Cash	49,428
Receivables:
Variation margin on futures contracts	219,635
Dividends	25,289
Interest	1,236
Fund shares sold	672
Other assets	309
Total assets	17,469,092

Liabilities:
Segregated cash due to broker	44,284
Payable for:
Fund shares redeemed	138,695
Management fees	13,396
Transfer agent fees	8,224
Investor service fees	3,725
Portfolio accounting and administration fees	2,309
Trustees’ fees*	251
Miscellaneous	36,362
Total liabilities	247,246
Net assets	$17,221,846

Net assets consist of:
Paid in capital	$17,189,754
Total distributable earnings (loss)	32,092
Net assets	$17,221,846
Capital shares outstanding	950,208
Net asset value per share	$18.12

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends from securities of affiliated issuers	$142,863
Interest	309,727
Total investment income	452,590

Expenses:
Management fees	98,696
Investor service fees	23,430
Transfer agent fees	35,164
Professional fees	22,608
Portfolio accounting and administration fees	14,526
Trustees’ fees*	1,865
Custodian fees	1,432
Miscellaneous	1,294
Total expenses	199,015
Less:
Expenses waived by Adviser	(14,639)
Net expenses	184,376
Net investment income	268,214

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	88
Futures contracts	223,412
Foreign currency transactions	(15,376)
Net realized gain	208,124
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	308
Investments in affiliated issuers	41,267
Futures contracts	(58,578)
Foreign currency translations	(138)
Net change in unrealized appreciation (depreciation)	(17,141)
Net realized and unrealized gain	190,983
Net increase in net assets resulting from operations	$459,197

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

GLOBAL MANAGED FUTURES STRATEGY FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$268,214	$65,110
Net realized gain on investments	208,124	19,298
Net change in unrealized appreciation (depreciation) on investments	(17,141)	553,395
Net increase in net assets resulting from operations	459,197	637,803

Distributions to shareholders	—	(577,535)

Capital share transactions:
Proceeds from sale of shares	4,240,036	28,635,105
Distributions reinvested	—	577,535
Cost of shares redeemed	(8,518,600)	(18,902,324)
Net increase (decrease) from capital share transactions	(4,278,564)	10,310,316
Net increase (decrease) in net assets	(3,819,367)	10,370,584

Net assets:
Beginning of period	21,041,213	10,670,629
End of period	$17,221,846	$21,041,213

Capital share activity:
Shares sold	238,615	1,564,274
Shares issued from reinvestment of distributions	—	32,428
Shares redeemed	(485,072)	(1,057,017)
Net increase (decrease) in shares	(246,457)	539,685

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

GLOBAL MANAGED FUTURES STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$17.58	$16.24	$16.32	$16.64	$15.50	$17.06
Income (loss) from investment operations:
Net investment income (loss)[b]	.25	.06	(.15)	(.09)	.14	.20
Net gain (loss) on investments (realized and unrealized)	.29	1.80	.29	.51	1.15	(1.76)
Total from investment operations	.54	1.86	.14	.42	1.29	(1.56)
Less distributions from:
Net investment income	—	(.43)	—	(.65)	(.15)	—
Net realized gains	—	(.09)	(.22)	(.09)	—	—
Total distributions	—	(.52)	(.22)	(.74)	(.15)	—
Net asset value, end of period	$18.12	$17.58	$16.24	$16.32	$16.64	$15.50

Total Return[c]	3.07%	11.28%	0.82%	2.60%	8.35%	(9.14%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,222	$21,041	$10,671	$13,593	$14,282	$13,281
Ratios to average net assets:
Net investment income (loss)	2.86%	0.36%	(0.87%)	(0.55%)	0.82%	1.21%
Total expenses[d]	2.12%	1.96%	1.81%	1.80%	1.81%	1.72%
Net expenses[e]	1.97%	1.85%	1.69%	1.72%	1.74%	1.66%
Portfolio turnover rate	—	—	2%	2%	13%	8%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 33

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

MULTI-HEDGE STRATEGIES FUND

OBJECTIVE: Seeks to provide long-term capital appreciation with less risk than traditional equity funds.

Consolidated Holdings Diversification (Market Exposure as % of Net Assets)

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: November 29, 2005

Ten Largest Holdings	% of Total Net Assets
Guggenheim Strategy Fund II	5.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.5%
Guggenheim Strategy Fund III	5.3%
Guggenheim Variable Insurance Strategy Fund III	4.6%
VMware, Inc. — Class A	1.8%
Horizon Therapeutics plc	1.4%
ForgeRock, Inc. — Class A	1.2%
Focus Financial Partners, Inc. — Class A	1.1%
Syneos Health, Inc.	1.1%
IVERIC bio, Inc.	1.0%
Top Ten Total	28.7%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Multi-Hedge Strategies Fund	1.68%	(0.10%)	3.68%	2.25%
S&P 500 Index	16.89%	19.59%	12.31%	12.86%
HFRX Global Hedge Fund Index	0.63%	1.31%	1.71%	1.51%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the HFRX Global Hedge Fund Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
MULTI-HEDGE STRATEGIES FUND

	Shares	Value
COMMON STOCKS† - 21.9%

Consumer, Non-cyclical - 7.8%
Horizon Therapeutics plc*,1	6,306	$648,572
Syneos Health, Inc.*	11,824	498,263
IVERIC bio, Inc.*	11,082	435,966
Amedisys, Inc.*,1	4,170	381,305
Triton International Ltd.[1]	4,539	377,917
DICE Therapeutics, Inc.*	8,063	374,607
VectivBio Holding AG*,1	15,528	261,957
NuVasive, Inc.*	6,145	255,571
Chinook Therapeutics, Inc.*	4,974	191,101
Seagen, Inc.*,1	674	129,718
Total Consumer, Non-cyclical		3,554,977

Technology - 4.5%
VMware, Inc. — Class A*,1	5,855	841,192
ForgeRock, Inc. — Class A*	27,808	571,176
Tower Semiconductor Ltd.*	9,649	362,030
Activision Blizzard, Inc.*,1	3,244	273,469
Total Technology		2,047,867

Financial - 4.5%
Focus Financial Partners, Inc. — Class A*	9,705	509,609
Radius Global Infrastructure, Inc. — Class A*,1	28,214	420,389
Life Storage, Inc. REIT[1]	2,985	396,886
Lakeland Bancorp, Inc.	19,007	254,504
Greenhill & Company, Inc.	15,195	222,607
Urstadt Biddle Properties, Inc. — Class A REIT	5,540	117,780
Argo Group International Holdings Ltd.*	2,582	76,453
Necessity Retail REIT, Inc.	6,710	45,359
Total Financial		2,043,587

Consumer, Cyclical - 1.7%
Univar Solutions, Inc.*,1	7,706	276,183
iRobot Corp.*	4,981	225,390
Spirit Airlines, Inc.	10,305	176,834
NEOGAMES S.A.*	4,605	120,283
Total Consumer, Cyclical		798,690

Industrial - 1.5%
National Instruments Corp.[1]	7,588	435,551
Aerojet Rocketdyne Holdings, Inc.*	4,540	249,110
Total Industrial		684,661

Basic Materials - 1.5%
Diversey Holdings Ltd.*,2	41,832	350,970
Arconic Corp.*,1	10,871	321,564
Total Basic Materials		672,534

Energy - 0.4%
PDC Energy, Inc.[1]	2,738	194,781

Total Common Stocks
(Cost $9,932,709)		9,997,097

MASTER LIMITED PARTNERSHIPS† - 0.5%

Energy - 0.5%
Magellan Midstream Partners, LP1	4,031	251,212
Total Master Limited Partnerships
(Cost $252,051)		251,212

RIGHTS††† - 0.0%

Consumer, Non-cyclical - 0.0%
Lantheus Holdings, Inc.*	41,807	—
Alexion Pharmaceuticals, Inc.*	32,749	—
Viatris, Inc.*	12,816	—
Johnson & Johnson*	1,553	—
Total Consumer, Non-cyclical		—

Total Rights
(Cost $2,179)		—

MUTUAL FUNDS† - 21.1%
Guggenheim Strategy Fund II3	108,001	2,615,788
Guggenheim Ultra Short Duration Fund — Institutional Class[3]	257,937	2,509,726
Guggenheim Strategy Fund III[3]	99,249	2,406,785
Guggenheim Variable Insurance Strategy Fund III[3]	86,555	2,098,095
Total Mutual Funds
(Cost $9,906,756)		9,630,394

CLOSED-END FUNDS† - 6.1%
Nuveen California Quality Municipal Income Fund	7,659	83,636
BlackRock MuniHoldings California Quality Fund, Inc.	7,622	82,699
SRH Total Return Fund, Inc.	6,174	81,991
Adams Diversified Equity Fund, Inc.	4,866	81,797
Gabelli Dividend & Income Trust	3,865	81,667
General American Investors Company, Inc.	1,950	81,354
Nuveen New Jersey Quality Municipal Income Fund	6,885	78,971
Tekla Life Sciences Investors	5,770	78,126
Nuveen Real Asset Income and Growth Fund	6,821	77,896
Nuveen Pennsylvania Quality Municipal Income Fund	6,286	70,655
Ellsworth Growth and Income Fund Ltd.	6,493	55,840
DWS Municipal Income Trust	6,401	55,113
Clough Global Equity Fund	8,658	54,026
Voya Infrastructure Industrials and Materials Fund	5,199	51,314
BlackRock New York Municipal Income Trust	4,792	49,549
Tekla Healthcare Investors	2,898	49,411
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	4,549	36,574
Pioneer Municipal High Income Fund Trust	4,223	36,022
Gabelli Healthcare & WellnessRx Trust	3,389	33,754
Bancroft Fund Ltd.	1,929	32,967

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
MULTI-HEDGE STRATEGIES FUND

	Shares	Value
Western Asset Emerging Markets Debt Fund, Inc.	3,778	$32,566
Invesco Trust for Investment Grade New York Municipals	3,143	32,121
Western Asset Inflation-Linked Opportunities & Income Fund	3,576	31,683
Aberdeen Total Dynamic Dividend Fund	3,776	31,190
AllianceBernstein National Municipal Income Fund, Inc.	2,849	30,570
CBRE Global Real Estate Income Fund	5,721	29,921
Mexico Fund, Inc.	1,734	29,097
BNY Mellon Municipal Income, Inc.	4,267	26,839
Swiss Helvetia Fund, Inc.	2,984	24,528
Tortoise Power and Energy Infrastructure Fund, Inc.	1,786	23,593
Invesco Pennsylvania Value Municipal Income Trust	2,224	21,929
LMP Capital and Income Fund, Inc.	1,669	21,380
MFS High Yield Municipal Trust	6,416	20,660
Eaton Vance California Municipal Bond Fund	2,224	19,794
abrdn Japan Equity Fund, Inc.	3,212	19,497
Nuveen AMT-Free Quality Municipal Income Fund	1,747	19,095
DWS Strategic Municipal Income Trust	1,879	15,943
Blackstone Long-Short Credit Income Fund	1,384	15,695
Principal Real Estate Income Fund	1,506	14,247
First Trust Specialty Finance and Financial Opportunities Fund	4,332	14,122
MFS Municipal Income Trust	2,666	13,597
BNY Mellon High Yield Strategies Fund	5,917	13,136
Neuberger Berman California Municipal Fund, Inc.	1,210	12,887
Western Asset Municipal Partners Fund, Inc.	1,063	12,439
John Hancock Tax-Advantaged Global Shareholder Yield Fund	2,277	10,679
BlackRock California Municipal Income Trust	869	10,306
Virtus Convertible & Income Fund	2,886	10,043
Nuveen AMT-Free Municipal Credit Income Fund	839	9,816
Nuveen Municipal Credit Income Fund	841	9,805
Nuveen Quality Municipal Income Fund	867	9,771
Nuveen Credit Strategies Income Fund	1,819	9,186
abrdn Global Dynamic Dividend Fund, Inc.	921	8,786
BlackRock Municipal 2030 Target Term Trust	421	8,748
BlackRock MuniYield Quality Fund III, Inc.	789	8,632
Nuveen Floating Rate Income Fund/Closed-end Fund	1,067	8,419
Virtus Convertible & Income Fund II	2,612	8,123
BlackRock MuniYield Quality Fund, Inc.	685	7,925
BlackRock Municipal Income Fund, Inc.	684	7,825
Royce Global Value Trust, Inc.	843	7,789
Nuveen Floating Rate Income Opportunity Fund	981	7,652
Nuveen Dow 30sm Dynamic Overwrite Fund	541	7,634
BlackRock MuniHoldings Fund, Inc.	653	7,594
Nuveen New York Quality Municipal Income Fund	686	7,375
BlackRock Municipal Income Trust	735	7,306
Nuveen New York AMT-Free Quality Municipal Income Fund	699	7,235
abrdn Emerging Markets Equity Income Fund, Inc.	1,390	7,214
Nuveen California AMT-Free Quality Municipal Income Fund	623	7,189
Putnam Municipal Opportunities Trust	693	7,076
Allspring Income Opportunities Fund	1,095	7,063
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	619	6,914
BlackRock Municipal Income Trust II	658	6,850
MFS Investment Grade Municipal Trust	915	6,730
Putnam Managed Municipal Income Trust	1,105	6,729
BlackRock MuniVest Fund, Inc.	994	6,690
BlackRock MuniYield Fund, Inc.	639	6,671
Neuberger Berman New York Municipal Fund, Inc.	697	6,642
Blackrock Investment Quality Municipal Trust, Inc.	570	6,629
BlackRock MuniYield New York Quality Fund, Inc.	653	6,615
BlackRock Municipal Income Quality Trust	580	6,525
Nuveen Senior Income Fund	1,417	6,490
Nuveen Real Estate Income Fund	869	6,457
Western Asset High Income Opportunity Fund, Inc.	1,705	6,445
Allspring Multi-Sector Income Fund	685	6,343
Herzfeld Caribbean Basin Fund, Inc.	1,610	6,343
Western Asset Managed Municipals Fund, Inc.	638	6,335
BNY Mellon Strategic Municipal Bond Fund, Inc.	1,105	6,299
BlackRock MuniYield Michigan Quality Fund, Inc.	569	6,287
BlackRock MuniHoldings Quality Fund II, Inc.	639	6,205
Nuveen Short Duration Credit Opportunities Fund	533	6,156
BlackRock MuniVest Fund II, Inc.	574	6,102
Voya Emerging Markets High Dividend Equity Fund	1,164	6,076
BlackRock MuniHoldings New York Quality Fund, Inc.	577	6,047
BlackRock MuniAssets Fund, Inc.	594	6,047
Nuveen California Municipal Value Fund, Inc.	697	5,959
Allspring Global Dividend Opportunity Fund	1,368	5,951
BlackRock MuniYield Quality Fund II, Inc.	591	5,945
Nuveen AMT-Free Municipal Value Fund	428	5,876

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
MULTI-HEDGE STRATEGIES FUND

	Shares	Value
Western Asset High Yield Defined Opportunity Fund, Inc.	498	$5,851
Western Asset Municipal High Income Fund, Inc.	881	5,771
PIMCO California Municipal Income Fund II	968	5,760
Western Asset Premier Bond Fund	564	5,747
Western Asset Inflation - Linked Securities & Income Fund	693	5,724
Cohen & Steers Infrastructure Fund, Inc.	242	5,716
BlackRock Long-Term Municipal Advantage Trust	589	5,696
MFS High Income Municipal Trust	1,619	5,634
Western Asset Global High Income Fund, Inc.	769	5,606
BlackRock MuniYield Pennsylvania Quality Fund	478	5,588
Royce Value Trust, Inc.	404	5,575
Nuveen Global High Income Fund	498	5,563
Lazard Global Total Return and Income Fund, Inc.	354	5,526
Nuveen Arizona Quality Municipal Income Fund	514	5,526
Nuveen Virginia Quality Municipal Income Fund	512	5,524
Virtus Diversified Income & Co.	276	5,514
Neuberger Berman Real Estate Securities Income Fund, Inc.	1,813	5,512
Delaware Investments National Municipal Income Fund	548	5,504
Sprott Focus Trust, Inc.	691	5,500
Eaton Vance Enhanced Equity Income Fund II	307	5,492
Royce Micro-Capital Trust, Inc.	626	5,478
Eaton Vance Tax-Managed Buy-Write Income Fund	394	5,473
Nuveen Massachusetts Quality Municipal Income Fund	521	5,439
Eaton Vance Tax-Advantaged Dividend Income Fund	239	5,437
Western Asset Investment Grade Income Fund, Inc.	466	5,420
PIMCO New York Municipal Income Fund II	714	5,419
Allspring Utilities and High Income Fund	535	5,414
John Hancock Hedged Equity & Income Fund	502	5,412
abrdn Global Premier Properties Fund, Inc.	1,378	5,402
Tri-Continental Corp. Fund	197	5,402
abrdn Australia Equity Fund, Inc.	1,253	5,400
Federated Hermes Premier Municipal Income Fund	508	5,400
Gabelli Global Small and Mid Capital Value Trust	450	5,393
Eaton Vance Risk-Managed Diversified Equity Income Fund	656	5,392
Gabelli Global Utility & Income Trust	379	5,390
New Germany Fund, Inc.	600	5,388
Voya Global Advantage and Premium Opportunity Fund	630	5,380
Eaton Vance Tax-Advantaged Global Dividend Income Fund	322	5,377
Templeton Emerging Markets Fund/United States	454	5,375
BlackRock Floating Rate Income Trust	461	5,375
Flaherty & Crumrine Preferred and Income Opportunity Fund, Inc.	670	5,367
Western Asset Intermediate Muni Fund, Inc.	704	5,364
First Trust Enhanced Equity Income Fund	306	5,364
Cohen & Steers REIT and Preferred and Income Fund, Inc.	282	5,355
BlackRock Debt Strategies Fund, Inc.	546	5,345
Blackstone Strategic Credit Fund	489	5,345
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	418	5,342
BlackRock Floating Rate Income Strategies Fund, Inc.	437	5,336
BlackRock Corporate High Yield Fund, Inc.	597	5,325
Cohen & Steers Quality Income Realty Fund, Inc.	459	5,324
Tekla Healthcare Opportunities Fund	279	5,321
Apollo Senior Floating Rate Fund, Inc.	412	5,319
BlackRock Enhanced Global Dividend Trust	528	5,317
BlackRock Resources & Commodities Strategy Trust	586	5,315
MFS Charter Income Trust	842	5,313
European Equity Fund, Inc.	617	5,312
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	231	5,304
PIMCO New York Municipal Income Fund III	843	5,303
RiverNorth Opportunities Fund, Inc.	463	5,297
First Trust Senior Floating Rate Income Fund II	535	5,297
Nuveen Select Maturities Municipal Fund	588	5,292
Miller/Howard High Dividend Fund	522	5,288
First Trust High Income Long/Short Fund	461	5,274
Invesco High Income Trust II	502	5,271
BNY Mellon Strategic Municipals, Inc.	846	5,262
Source Capital, Inc.	137	5,250
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	673	5,249
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	637	5,236
Nuveen Minnesota Quality Municipal Income Fund	468	5,232
Pioneer Municipal High Income Advantage Fund, Inc.	662	5,230
Invesco Quality Municipal Income Trust	547	5,229
PGIM High Yield Bond Fund, Inc.	421	5,229

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
MULTI-HEDGE STRATEGIES FUND

	Shares	Value
Invesco Value Municipal Income Trust	442	$5,224
Neuberger Berman Municipal Fund, Inc.	508	5,222
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	659	5,219
Eaton Vance New York Municipal Bond Fund	555	5,217
BlackRock Enhanced International Dividend Trust	959	5,217
BlackRock Limited Duration Income Trust	405	5,216
Invesco California Value Municipal Income Trust	544	5,212
Eaton Vance Municipal Income Trust	521	5,184
MFS Multimarket Income Trust	1,149	5,182
Flaherty & Crumrine Preferred and Income Securities Fund, Inc.	377	5,180
PGIM Global High Yield Fund, Inc.	472	5,178
Franklin Limited Duration Income Trust	837	5,173
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	480	5,170
Franklin Universal Trust	768	5,169
Eaton Vance California Municipal Income Trust	517	5,162
Eaton Vance Municipal Bond Fund	518	5,154
Invesco Municipal Trust	546	5,149
Invesco Advantage Municipal Income Trust II	612	5,147
Invesco Trust for Investment Grade Municipals	530	5,146
Invesco Municipal Opportunity Trust	544	5,146
MFS Intermediate High Income Fund	3,156	5,144
Virtus Total Return Fund, Inc.	845	5,138
Flaherty & Crumrine Preferred & Income Fund, Inc.	521	5,137
Pioneer High Income Fund, Inc.	764	5,134
John Hancock Investors Trust	406	5,132
DTF Tax-Free Income 2028 Term Fund, Inc.	476	5,127
Flaherty & Crumrine Total Return Fund, Inc.	355	5,101
Invesco Bond Fund	342	5,089
Credit Suisse High Yield Bond Fund	2,691	5,086
Insight Select Income Fund	325	5,083
Neuberger Berman High Yield Strategies Fund, Inc.[2]	678	5,078
John Hancock Income Securities Trust	470	5,062
BlackRock Taxable Municipal Bond Trust	304	5,043
MFS Intermediate Income Trust	1,839	5,039
Eaton Vance Municipal Income 2028 Term Trust	286	5,028
Morgan Stanley Emerging Markets Debt Fund, Inc.	780	5,023
MFS Government Markets Income Trust	1,559	5,004
Saba Capital Income & Opportunities Fund	648	4,990
Nuveen Preferred & Income Securities Fund	728	4,645
Kayne Anderson Energy Infrastructure Fund	567	4,615
Nuveen Municipal Value Fund, Inc.	526	4,576
Nuveen California Select Tax-Free Income Portfolio	281	3,661
BlackRock Enhanced Government Fund, Inc.	373	3,562
Nuveen Preferred & Income Opportunities Fund	507	3,285
Nuveen Multi-Market Income Fund	501	2,906
BlackRock Virginia Municipal Bond Trust	211	2,262
Kayne Anderson NextGen Energy & Infrastructure, Inc.	297	2,109
Nuveen Multi-Asset Income Fund	140	1,632
Nuveen Preferred & Income Term Fund	97	1,629
Nuveen Missouri Quality Municipal Income Fund	158	1,574
Putnam Premier Income Trust	392	1,380
Barings Global Short Duration High Yield Fund	105	1,369
Western Asset Mortgage Opportunity Fund, Inc.	92	973
PIMCO California Municipal Income Fund	92	902
Putnam Master Intermediate Income Trust	159	502
Nuveen New York Municipal Value Fund	40	338
Nuveen Mortgage and Income Fund	12	193
Nuveen Preferred and Income Fund	12	193
Nuveen New York Select Tax-Free Income Portfolio	8	95
Nuveen Intermediate Duration Municipal Term Fund Liquidating Trust	403	—
Total Closed-End Funds
(Cost $2,706,039)		2,795,048

	Face Amount
U.S. TREASURY BILLS†† - 11.0%
U.S. Treasury Bills
5.02% due 08/03/23[1,4]	$2,300,000	2,289,872
5.11% due 07/18/23[4,5]	1,289,000	1,286,303
5.11% due 07/18/23[4,5]	936,000	934,041
5.08% due 08/03/23[1,4]	500,000	497,798
Total U.S. Treasury Bills
(Cost $5,006,491)		5,008,014

REPURCHASE AGREEMENTS††,6 - 27.5%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	6,817,539	6,817,539
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	2,999,374	2,999,374
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	2,726,703	2,726,703
Total Repurchase Agreements
(Cost $12,543,616)		12,543,616

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
MULTI-HEDGE STRATEGIES FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,7 - 0.5%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[8]	219,458	$219,458
Total Securities Lending Collateral
(Cost $219,458)		219,458

Total Investments - 88.6%
(Cost $40,569,299)		$40,444,839

COMMON STOCKS SOLD SHORT† - (4.7)%

Utilities - (0.1)%
Brookfield Infrastructure Corp. — Class A	1,226	(55,881)

Consumer, Non-cyclical - (0.6)%
Globus Medical, Inc. — Class A*	4,609	(274,420)

Energy - (0.8)%
ONEOK, Inc.	2,689	(165,965)
Chevron Corp.	1,270	(199,834)
Total Energy		(365,799)

Technology - (1.4)%
Broadcom, Inc.	738	(640,163)

Financial - (1.8)%
Global Net Lease, Inc.	4,490	(46,157)
Regency Centers Corp.	1,878	(116,004)
Provident Financial Services, Inc.	15,812	(258,368)
Extra Space Storage, Inc.	2,672	(397,727)
Total Financial		(818,256)

Total Common Stocks Sold Short
(Proceeds $1,855,992)		(2,154,519)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (6.6)%
SPDR Gold Shares — Class D*	10	(1,783)
iShares MSCI All Country Asia ex Japan ETF	51	(3,388)
iShares Mortgage Real Estate ETF	153	(3,611)
iShares Agency Bond ETF	54	(5,776)
iShares 7-10 Year Treasury Bond ETF	60	(5,796)
Financial Select Sector SPDR Fund	184	(6,203)
Energy Select Sector SPDR Fund	100	(8,117)
Utilities Select Sector SPDR Fund	135	(8,834)
VanEck Gold Miners ETF	295	(8,882)
iShares Latin America 40 ETF	474	(12,879)
iShares MSCI Emerging Markets ETF	344	(13,609)
iShares Preferred & Income Securities ETF	815	(25,208)
iShares Floating Rate Bond ETF	511	(25,969)
iShares iBoxx $ Investment Grade Corporate Bond ETF	288	(31,144)
iShares Core High Dividend ETF	324	(32,656)
iShares TIPS Bond ETF	344	(37,021)
iShares Russell 1000 Growth ETF	158	(43,478)
iShares MBS ETF	478	(44,581)
SPDR S&P Biotech ETF	605	(50,336)
iShares Russell 2000 Index ETF	429	(80,339)
Schwab U.S. Aggregate Bond ETF	2,000	(92,320)
Health Care Select Sector SPDR Fund	703	(93,309)
SPDR Bloomberg Convertible Securities ETF	1,360	(95,132)
iShares U.S. Real Estate ETF	1,155	(99,954)
iShares JP Morgan USD Emerging Markets Bond ETF	1,240	(107,310)
VanEck High Yield Muni ETF	2,277	(116,901)
Invesco Senior Loan ETF	5,991	(126,051)
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	7,309	(182,798)
iShares National Muni Bond ETF	1,819	(194,142)
iShares Russell 1000 Value ETF	1,327	(209,440)
iShares MSCI EAFE ETF	2,935	(212,787)
SPDR S&P 500 ETF Trust	599	(265,525)
SPDR Nuveen Bloomberg Municipal Bond ETF	7,764	(358,386)
iShares iBoxx High Yield Corporate Bond ETF	5,183	(389,088)
Total Exchange-Traded Funds Sold Short
(Proceeds $3,172,804)		$(2,992,753)

Total Securities Sold Short - (11.3)%
(Proceeds $5,028,796)		$(5,147,272)
Other Assets & Liabilities, net - 22.7%		10,344,101
Total Net Assets - 100.0%		$45,641,668

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
Canadian Government 10 Year Bond Futures Contracts	13	Sep 2023	$1,202,691	$8,397
U.S. Treasury 10 Year Note Futures Contracts	8	Sep 2023	898,500	1,466
Euro - OATS Futures Contracts	3	Sep 2023	420,498	300
			$2,521,689	$10,163

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
MULTI-HEDGE STRATEGIES FUND

Futures Contracts (Continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
Live Cattle Futures Contracts	64	Aug 2023	$4,529,280	$232,823
Natural Gas Futures Contracts	56	Aug 2023	1,547,840	64,657
Cattle Feeder Futures Contracts	4	Aug 2023	494,600	50,241
Cocoa Futures Contracts	20	Sep 2023	671,400	48,450
Soybean Oil Futures Contracts	11	Dec 2023	389,202	33,093
NY Harbor ULSD Futures Contracts	4	Jul 2023	410,777	4,433
Brent Crude Futures Contracts	5	Jul 2023	376,550	1,682
Low Sulphur Gas Oil Futures Contracts	5	Aug 2023	352,375	(1,608)
WTI Crude Futures Contracts	6	Jul 2023	423,300	(10,335)
Hard Red Winter Wheat Futures Contracts	12	Sep 2023	475,950	(11,388)
Silver Futures Contracts	2	Sep 2023	229,750	(13,486)
Gasoline RBOB Futures Contracts	27	Sep 2023	2,513,965	(20,943)
Soybean Meal Futures Contracts	26	Mar 2024	1,002,820	(21,109)
Coffee ‘C’ Futures Contracts	5	Sep 2023	298,125	(23,630)
Gold 100 oz. Futures Contracts	2	Aug 2023	385,560	(26,860)
Sugar #11 Futures Contracts	132	Apr 2024	3,203,693	(332,590)
			$17,305,187	$(26,570)
Currency Futures Contracts Purchased†
Euro FX Futures Contracts	26	Sep 2023	$3,560,375	$40,222
British Pound Futures Contracts	80	Sep 2023	6,350,500	22,862
New Zealand Dollar Futures Contracts	13	Sep 2023	797,485	3,051
Canadian Dollar Futures Contracts	38	Sep 2023	2,872,040	(8,991)
Japanese Yen Futures Contracts	36	Sep 2023	3,156,075	(88,839)
			$16,736,475	$(31,695)
Equity Futures Contracts Purchased†
Nikkei 225 (OSE) Index Futures Contracts	3	Sep 2023	$695,131	$47,122
Tokyo Stock Price Index Futures Contracts	5	Sep 2023	797,436	43,260
IBEX 35 Index Futures Contracts††	5	Jul 2023	522,012	15,141
FTSE MIB Index Futures Contracts	2	Sep 2023	310,303	12,155
SPI 200 Index Futures Contracts	5	Sep 2023	598,688	10,497
CAC 40 10 Euro Index Futures Contracts	4	Jul 2023	324,558	8,823
OMX Stockholm 30 Index Futures Contracts††	16	Jul 2023	344,191	1,190
Euro STOXX 50 Index Futures Contracts	9	Sep 2023	436,051	1,142
DAX Index Futures Contracts	1	Sep 2023	444,990	975
FTSE 100 Index Futures Contracts	3	Sep 2023	288,052	733
Russell 2000 Index Mini Futures Contracts	16	Sep 2023	1,522,480	(872)
NASDAQ-100 Index Mini Futures Contracts	8	Sep 2023	2,453,000	(1,226)
Dow Jones Industrial Average Index Mini Futures Contracts	15	Sep 2023	2,597,100	(1,262)
S&P 500 Index Mini Futures Contracts	13	Sep 2023	2,916,225	(1,497)
CBOE Volatility Index Futures Contracts	89	Sep 2023	1,570,850	(102,036)
CBOE Volatility Index Futures Contracts	129	Dec 2023	2,470,350	(186,818)
			$18,291,417	$(152,673)
Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	134	Jul 2023	$2,010,000	$209,686

Interest Rate Futures Contracts Sold Short†
Long Gilt Futures Contracts††	24	Sep 2023	$2,905,323	$7,894
Euro - Bund Futures Contracts	6	Sep 2023	876,031	(245)
Euro - BTP Italian Government Bond Futures Contracts††	7	Sep 2023	887,339	(294)
Euro - 30 year Bond Futures Contracts	3	Sep 2023	457,498	(404)
U.S. Treasury Long Bond Futures Contracts	2	Sep 2023	254,250	(421)
Australian Government 10 Year Bond Futures Contracts	4	Sep 2023	310,259	(840)
U.S. Treasury Ultra Long Bond Futures Contracts	5	Sep 2023	682,969	(1,920)
			$6,373,669	$3,770

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
MULTI-HEDGE STRATEGIES FUND

Futures Contracts (Concluded)
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Currency Futures Contracts Sold Short†
Australian Dollar Futures Contracts	32	Sep 2023	$2,135,680	$29,839
Swiss Franc Futures Contracts	68	Sep 2023	9,573,975	(41,273)
			$11,709,655	$(11,434)
Commodity Futures Contracts Sold Short†
Sugar #11 Futures Contracts	30	Sep 2023	$766,752	$98,343
Corn Futures Contracts	11	Sep 2023	268,950	68,958
Sugar #11 Futures Contracts	45	Feb 2024	1,155,168	48,343
Wheat Futures Contracts	20	Sep 2023	646,500	20,756
LME Primary Aluminum Futures Contracts	7	Aug 2023	373,581	12,646
Copper Futures Contracts	3	Sep 2023	282,225	6,953
LME Nickel Futures Contracts	1	Aug 2023	122,688	5,567
LME Zinc Futures Contracts	5	Aug 2023	298,656	2,656
LME Lead Futures Contracts	1	Aug 2023	52,537	404
Soybean Meal Futures Contracts	1	Dec 2023	39,660	(1,648)
Soybean Futures Contracts	8	Nov 2023	537,000	(2,350)
Gasoline RBOB Futures Contracts	6	Jul 2023	641,970	(2,384)
Cotton #2 Futures Contracts	8	Dec 2023	321,680	(5,008)
Gasoline RBOB Futures Contracts	11	Aug 2023	1,137,537	(8,302)
Natural Gas Futures Contracts	16	Jul 2023	445,440	(18,601)
Lean Hogs Futures Contracts	9	Aug 2023	332,910	(31,028)
Live Cattle Futures Contracts	57	Dec 2023	4,181,520	(143,219)
Natural Gas Futures Contracts	58	Sep 2023	1,650,100	(171,066)
			$13,254,874	$(118,980)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
MULTI-HEDGE STRATEGIES FUND

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Goldman Sachs International	GS Long/Short Equity Custom Basket	Pay	5.52% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	$6,872,372	$445,629
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Pay	5.47% (Federal Funds Rate + 0.40%)	At Maturity	08/31/23	6,872,395	441,785
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Pay	5.47% (Federal Funds Rate + 0.40%)	At Maturity	08/31/23	7,275,022	138,314
Goldman Sachs International	GS Equity Market Neutral Custom Basket	Pay	5.52% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	7,275,022	136,013
						$28,294,811	$1,161,741
OTC Custom Basket Swap Agreements Sold Short††
Goldman Sachs International	GS Equity Market Neutral Custom Basket	Receive	4.86% (Federal Funds Rate - 0.21%)	At Maturity	05/06/24	$7,664,498	$719,260
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Receive	4.75% (Federal Funds Rate - 0.32%)	At Maturity	08/31/23	7,664,498	718,069
Goldman Sachs International	GS Long/Short Equity Custom Basket	Receive	4.86% (Federal Funds Rate - 0.21%)	At Maturity	05/06/24	4,913,345	(167,047)
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Receive	4.77% (Federal Funds Rate - 0.30%)	At Maturity	08/31/23	4,968,355	(167,772)
						$25,210,696	$1,102,510

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS LONG/SHORT EQUITY LONG CUSTOM BASKET
Consumer, Non-cyclical
John B Sanfilippo & Son, Inc.	292	0.49%	$12,143
Vertex Pharmaceuticals, Inc.	92	0.46%	11,281
Perdoceo Education Corp.	4,293	0.76%	6,338
Quanex Building Products Corp.	1,137	0.44%	5,423
Hackett Group, Inc.	1,656	0.54%	5,126
AMN Healthcare Services, Inc.	226	0.36%	4,981
Viatris, Inc.	7,611	1.11%	4,876
Kimberly-Clark Corp.	522	1.05%	4,858
Dynavax Technologies Corp.	2,462	0.46%	3,356
Exelixis, Inc.	1,997	0.56%	3,021
Innoviva, Inc.	4,319	0.80%	2,535
Edwards Lifesciences Corp.	224	0.31%	2,249
Vector Group Ltd.	3,689	0.69%	2,220
USANA Health Sciences, Inc.	547	0.50%	2,116
H&R Block, Inc.	2,321	1.08%	1,742
Johnson & Johnson	140	0.34%	1,701
Merck & Company, Inc.	632	1.06%	859
Molina Healthcare, Inc.	49	0.21%	437
Quest Diagnostics, Inc.	106	0.22%	422
Perrigo Company plc	436	0.22%	380
United Therapeutics Corp.	237	0.76%	318
Altria Group, Inc.	592	0.39%	53
QIAGEN N.V.	312	0.20%	(285)
Abbott Laboratories	689	1.09%	(301)
Bristol-Myers Squibb Co.	1,080	1.00%	(807)
Moderna, Inc.	119	0.21%	(978)
Vir Biotechnology, Inc.	726	0.26%	(1,618)
Neurocrine Biosciences, Inc.	295	0.40%	(1,999)
Supernus Pharmaceuticals, Inc.	587	0.26%	(2,123)
Hershey Co.	275	1.00%	(2,253)
Premier, Inc. — Class A	828	0.33%	(2,813)
Amgen, Inc.	323	1.04%	(2,971)
Grand Canyon Education, Inc.	306	0.46%	(3,290)
Campbell Soup Co.	563	0.37%	(5,066)
Gilead Sciences, Inc.	676	0.76%	(5,085)
Humana, Inc.	67	0.44%	(5,209)
Eagle Pharmaceuticals, Inc.	818	0.23%	(10,228)
Incyte Corp.	1,080	0.98%	(10,775)
Royalty Pharma plc — Class A	1,366	0.61%	(15,084)
Total Consumer, Non-cyclical			5,550

Communications
Yelp, Inc. — Class A	1,449	0.77%	11,944
Cisco Systems, Inc.	1,421	1.07%	6,034
Extreme Networks, Inc.	713	0.27%	4,915
InterDigital, Inc.	333	0.47%	4,027
Nexstar Media Group, Inc. — Class A	228	0.55%	2,219
Motorola Solutions, Inc.	70	0.30%	546
VeriSign, Inc.	316	1.04%	152
T-Mobile US, Inc.	180	0.36%	149
TEGNA, Inc.	1,517	0.36%	17
Verizon Communications, Inc.	683	0.37%	(276)
A10 Networks, Inc.	2,475	0.53%	(585)
Total Communications			29,142

Consumer, Cyclical
Allison Transmission Holdings, Inc.	1,195	0.98%	21,072
PulteGroup, Inc.	827	0.93%	15,419
DR Horton, Inc.	413	0.73%	12,007
MDC Holdings, Inc.	1,314	0.89%	10,556
Boyd Gaming Corp.	600	0.61%	8,445
Taylor Morrison Home Corp. — Class A	700	0.50%	8,424
Brunswick Corp.	604	0.76%	7,161
Patrick Industries, Inc.	496	0.58%	6,536
Tri Pointe Homes, Inc.	1,852	0.89%	6,354
MSC Industrial Direct Company, Inc. — Class A	772	1.07%	6,102
Meritage Homes Corp.	197	0.41%	4,093
NVR, Inc.	4	0.37%	2,641
Cavco Industries, Inc.	90	0.39%	2,448
Academy Sports & Outdoors, Inc.	290	0.23%	1,614
Green Brick Partners, Inc.	290	0.24%	1,469
Gentex Corp.	2,300	0.98%	1,441
Monarch Casino & Resort, Inc.	461	0.47%	1,165
Home Depot, Inc.	49	0.22%	1,024
Dolby Laboratories, Inc. — Class A	600	0.73%	566
Buckle, Inc.	743	0.37%	(1,695)
PetMed Express, Inc.	2,791	0.56%	(2,579)
Total Consumer, Cyclical			114,263

Industrial
Vishay Intertechnology, Inc.	1,647	0.70%	23,022
Standex International Corp.	424	0.87%	22,017
Snap-on, Inc.	276	1.16%	18,733
Eagle Materials, Inc.	291	0.79%	18,172
Mueller Industries, Inc.	745	0.95%	15,179

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Louisiana-Pacific Corp.	567	0.62%	$12,072
Boise Cascade Co.	680	0.89%	10,862
Builders FirstSource, Inc.	524	1.04%	10,704
Fortive Corp.	1,069	1.16%	10,249
Simpson Manufacturing Company, Inc.	339	0.68%	9,139
UFP Industries, Inc.	709	1.00%	9,123
Dorian LPG Ltd.	658	0.25%	8,547
ITT, Inc.	874	1.19%	6,092
Donaldson Company, Inc.	849	0.77%	3,582
Landstar System, Inc.	235	0.66%	3,426
Masco Corp.	617	0.52%	3,357
Armstrong World Industries, Inc.	580	0.62%	3,224
Dover Corp.	434	0.93%	2,437
Keysight Technologies, Inc.	125	0.30%	1,572
Expeditors International of Washington, Inc.	225	0.40%	1,534
International Seaways, Inc.	529	0.29%	1,092
Ardmore Shipping Corp.	1,867	0.34%	557
Scorpio Tankers, Inc.	484	0.33%	401
GrafTech International Ltd.	3,170	0.23%	317
Toro Co.	251	0.37%	6
Garmin Ltd.	224	0.34%	(271)
Argan, Inc.	633	0.36%	(894)
Golar LNG Ltd.	1,514	0.44%	(2,058)
Acuity Brands, Inc.	295	0.70%	(3,166)
Lindsay Corp.	125	0.22%	(3,840)
3M Co.	719	1.05%	(5,445)
Sturm Ruger & Company, Inc.	883	0.68%	(6,163)
Total Industrial			173,579

Basic Materials
NewMarket Corp.	126	0.74%	10,153
CF Industries Holdings, Inc.	335	0.34%	(46)
LyondellBasell Industries N.V. — Class A	282	0.38%	(405)
Westlake Corp.	397	0.69%	(998)
AdvanSix, Inc.	495	0.25%	(2,482)
Olin Corp.	685	0.51%	(2,655)
Total Basic Materials			3,567

Technology
Dropbox, Inc. — Class A	2,454	0.95%	10,101
NetApp, Inc.	880	0.98%	10,028
Kulicke & Soffa Industries, Inc.	993	0.86%	9,240
KLA Corp.	108	0.76%	6,881
Microsoft Corp.	114	0.56%	6,463
Teradata Corp.	307	0.24%	5,931
Diodes, Inc.	383	0.52%	5,816
Teradyne, Inc.	278	0.45%	5,268
Photronics, Inc.	1,021	0.38%	4,378
Applied Materials, Inc.	365	0.77%	4,019
Cirrus Logic, Inc.	293	0.35%	3,779
Apple, Inc.	230	0.65%	3,009
Cognizant Technology Solutions Corp. — Class A	536	0.51%	1,835
QUALCOMM, Inc.	125	0.22%	1,768
Qualys, Inc.	115	0.22%	976
NetScout Systems, Inc.	1,333	0.60%	893
Veradigm, Inc.	1,736	0.32%	189
Akamai Technologies, Inc.	370	0.48%	(1,511)
Total Technology			79,063

Financial
MGIC Investment Corp.	4,651	1.07%	6,820
Weyerhaeuser Co.	1,703	0.83%	6,543
Essent Group Ltd.	1,183	0.81%	6,367
NMI Holdings, Inc. — Class A	1,243	0.47%	5,755
Radian Group, Inc.	1,423	0.52%	4,738
Evercore, Inc. — Class A	254	0.46%	4,684
Mr Cooper Group, Inc.	747	0.55%	2,471
Hilltop Holdings, Inc.	480	0.22%	1,548
Preferred Bank/Los Angeles CA	952	0.76%	554
SouthState Corp.	1,083	1.04%	288
SEI Investments Co.	1,234	1.07%	250
International Bancshares Corp.	343	0.22%	228
Allstate Corp.	130	0.21%	(90)
Travelers Companies, Inc.	82	0.21%	(99)
S&T Bancorp, Inc.	788	0.31%	(714)
Equity Commonwealth	3,483	1.03%	(1,297)
Renasant Corp.	816	0.31%	(4,992)
FB Financial Corp.	945	0.39%	(7,935)
Total Financial			25,119

Utilities
MGE Energy, Inc.	887	1.02%	5,220
Atmos Energy Corp.	620	1.05%	997
ONE Gas, Inc.	776	0.87%	709
Chesapeake Utilities Corp.	271	0.47%	564
Ameren Corp.	873	1.04%	(226)
Consolidated Edison, Inc.	507	0.67%	(1,284)
Black Hills Corp.	1,155	1.01%	(1,928)
National Fuel Gas Co.	782	0.58%	(5,537)
OGE Energy Corp.	2,007	1.05%	(6,139)
Clearway Energy, Inc. — Class C	1,463	0.61%	(7,119)
Total Utilities			(14,743)

Energy
Marathon Petroleum Corp.	661	1.12%	8,155
Exxon Mobil Corp.	679	1.06%	4,509

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
REX American Resources Corp.	719	0.36%	$4,112
California Resources Corp.	633	0.42%	3,079
SM Energy Co.	630	0.29%	2,993
PBF Energy, Inc. — Class A	626	0.37%	2,764
Cheniere Energy, Inc.	295	0.65%	2,511
Valero Energy Corp.	627	1.07%	400
Phillips 66	341	0.47%	(306)
Occidental Petroleum Corp.	360	0.31%	(1,972)
Total Energy			26,245
Total MS Long/Short Equity Long Custom Basket			$441,785

MS LONG/SHORT EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
Driven Brands Holdings, Inc.	2,263	(1.25)%	$5,120
Clarivate plc	2,146	(0.42)%	2,953
Global Payments, Inc.	482	(0.97)%	2,515
ABM Industries, Inc.	1,333	(1.14)%	1,822
Utz Brands, Inc.	1,381	(0.45)%	1,230
Equifax, Inc.	278	(1.32)%	(1,405)
TreeHouse Foods, Inc.	762	(0.77)%	(2,159)
FTI Consulting, Inc.	222	(0.85)%	(2,919)
Estee Lauder Companies, Inc. — Class A	226	(0.89)%	(3,325)
Quanta Services, Inc.	252	(1.00)%	(4,451)
Booz Allen Hamilton Holding Corp.	256	(0.58)%	(4,881)
ICF International, Inc.	430	(1.08)%	(8,594)
CoStar Group, Inc.	742	(1.33)%	(9,737)
GXO Logistics, Inc.	771	(0.97)%	(11,978)
TransUnion	843	(1.33)%	(12,257)
Neogen Corp.	3,077	(1.35)%	(13,238)
Total Consumer, Non-cyclical			(61,304)

Financial
Sun Communities, Inc.	472	(1.24)%	16,055
Rexford Industrial Realty, Inc.	1,162	(1.22)%	9,779
American Tower Corp. — Class A	377	(1.47)%	7,987
Howard Hughes Corp.	623	(0.99)%	5,672
Outfront Media, Inc.	2,108	(0.67)%	5,433
Healthcare Realty Trust, Inc.	2,515	(0.95)%	5,201
Kemper Corp.	733	(0.71)%	4,673
Equitable Holdings, Inc.	2,557	(1.40)%	4,088
Kennedy-Wilson Holdings, Inc.	3,853	(1.27)%	3,851
Raymond James Financial, Inc.	759	(1.59)%	2,848
Prologis, Inc.	459	(1.13)%	2,007
TFS Financial Corp.	1,904	(0.48)%	1,909
Assured Guaranty Ltd.	974	(1.09)%	1,410
Americold Realty Trust, Inc.	1,933	(1.26)%	1,244
Progressive Corp.	366	(0.98)%	662
Stellar Bancorp, Inc.	1,376	(0.63)%	408
Popular, Inc.	388	(0.47)%	265
Northern Trust Corp.	556	(0.83)%	173
Rayonier, Inc.	1,966	(1.24)%	56
Hanover Insurance Group, Inc.	286	(0.65)%	(17)
Crown Castle, Inc.	150	(0.34)%	(111)
Voya Financial, Inc.	252	(0.36)%	(164)
Equinix, Inc.	82	(1.29)%	(607)
Annaly Capital Management, Inc.	1,603	(0.65)%	(738)
State Street Corp.	547	(0.81)%	(836)
KKR & Company, Inc. — Class A	1,145	(1.29)%	(860)
Omega Healthcare Investors, Inc.	799	(0.49)%	(1,144)
Boston Properties, Inc.	285	(0.33)%	(1,814)
Medical Properties Trust, Inc.	2,829	(0.53)%	(1,993)
AGNC Investment Corp.	2,985	(0.61)%	(2,019)
UDR, Inc.	1,500	(1.30)%	(2,609)
Jones Lang LaSalle, Inc.	224	(0.70)%	(2,781)
UMH Properties, Inc.	3,055	(0.98)%	(2,931)
Ellington Financial, Inc.	3,148	(0.87)%	(3,180)
Brighthouse Financial, Inc.	1,652	(1.57)%	(3,243)
Welltower, Inc.	628	(1.02)%	(3,664)
PennyMac Mortgage Investment Trust	3,031	(0.82)%	(3,803)
Carlyle Group, Inc.	837	(0.54)%	(4,237)
Apollo Global Management, Inc.	436	(0.67)%	(5,260)
PennyMac Financial Services, Inc.	907	(1.28)%	(6,760)
Iron Mountain, Inc.	1,217	(1.39)%	(7,676)
Ares Management Corp. — Class A	622	(1.21)%	(9,135)
Digital Realty Trust, Inc.	590	(1.35)%	(11,203)
Total Financial			(3,064)

Utilities
Avista Corp.	1,390	(1.10)%	6,033
Spire, Inc.	806	(1.03)%	5,373
Dominion Energy, Inc.	1,100	(1.15)%	4,339
Sempra Energy	486	(1.42)%	3,128
CMS Energy Corp.	973	(1.15)%	1,007
UGI Corp.	1,505	(0.82)%	859
PG&E Corp.	3,391	(1.18)%	139
American Electric Power Company, Inc.	851	(1.44)%	(306)
Alliant Energy Corp.	1,093	(1.15)%	(307)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
DTE Energy Co.	438	(0.97)%	$(347)
Exelon Corp.	976	(0.80)%	(840)
Edison International	849	(1.19)%	(2,315)
Total Utilities			16,763

Technology
Evolent Health, Inc. — Class A	1,007	(0.61)%	2,740
Procore Technologies, Inc.	436	(0.57)%	(193)
KBR, Inc.	405	(0.53)%	(1,397)
Guidewire Software, Inc.	332	(0.51)%	(1,483)
Alteryx, Inc. — Class A	487	(0.45)%	(1,779)
Paycor HCM, Inc.	1,594	(0.76)%	(2,373)
Privia Health Group, Inc.	2,106	(1.11)%	(4,058)
Ceridian HCM Holding, Inc.	881	(1.19)%	(6,703)
Total Technology			(15,246)

Industrial
Waste Management, Inc.	167	(0.58)%	(10)
Boeing Co.	215	(0.91)%	(2,475)
Vulcan Materials Co.	116	(0.53)%	(2,655)
Kirby Corp.	396	(0.61)%	(3,294)
Tetra Tech, Inc.	131	(0.43)%	(3,933)
Clean Harbors, Inc.	149	(0.49)%	(4,474)
NV5 Global, Inc.	315	(0.70)%	(4,973)
Casella Waste Systems, Inc. — Class A	473	(0.86)%	(6,872)
MasTec, Inc.	245	(0.58)%	(7,431)
MSA Safety, Inc.	335	(1.17)%	(16,186)
Total Industrial			(52,303)

Consumer, Cyclical
UniFirst Corp.	279	(0.87)%	12,419
Ollie’s Bargain Outlet Holdings, Inc.	246	(0.29)%	178
Newell Brands, Inc.	5,308	(0.93)%	(55)
OPENLANE, Inc.	3,318	(1.02)%	(318)
Burlington Stores, Inc.	143	(0.45)%	(1,182)
Five Below, Inc.	131	(0.52)%	(1,573)
Shake Shack, Inc. — Class A	377	(0.59)%	(3,426)
VF Corp.	3,020	(1.16)%	(3,755)
Tesla, Inc.	109	(0.57)%	(7,574)
Floor & Decor Holdings, Inc. — Class A	400	(0.84)%	(8,798)
Copart, Inc.	647	(1.19)%	(16,296)
Total Consumer, Cyclical			(30,380)

Basic Materials
Hecla Mining Co.	5,406	(0.56)%	4,888
Royal Gold, Inc.	254	(0.59)%	2,651
Piedmont Lithium, Inc.	416	(0.48)%	1,533
Carpenter Technology Corp.	642	(0.73)%	(10,553)
Total Basic Materials			(1,481)

Communications
Robinhood Markets, Inc. — Class A	1,312	(0.26)%	(503)
Palo Alto Networks, Inc.	59	(0.30)%	(528)
Chewy, Inc. — Class A	591	(0.47)%	(2,115)
DoorDash, Inc. — Class A	451	(0.69)%	(4,855)
Uber Technologies, Inc.	410	(0.36)%	(5,867)
Total Communications			(13,868)

Energy
NOV, Inc.	2,575	(0.83)%	11,342
Hess Corp.	545	(1.49)%	(1,697)
Valaris Ltd.	411	(0.52)%	(3,144)
Schlumberger N.V.	1,303	(1.29)%	(6,381)
Tidewater, Inc.	575	(0.64)%	(7,009)
Total Energy			(6,889)
Total MS Long/Short Equity Short Custom Basket			$(167,772)

GS LONG/SHORT EQUITY LONG CUSTOM BASKET
Consumer, Non-cyclical
John B Sanfilippo & Son, Inc.	292	0.48%	$12,165
Vertex Pharmaceuticals, Inc.	92	0.46%	11,196
Perdoceo Education Corp.	4,293	0.77%	6,362
Quanex Building Products Corp.	1,137	0.44%	5,423
Hackett Group, Inc.	1,656	0.54%	5,126
AMN Healthcare Services, Inc.	226	0.36%	5,020
Kimberly-Clark Corp.	522	1.05%	4,883
Viatris, Inc.	7,611	1.11%	4,834
Dynavax Technologies Corp.	2,462	0.46%	3,385
Exelixis, Inc.	1,997	0.56%	3,091
Innoviva, Inc.	4,319	0.80%	2,532
Edwards Lifesciences Corp.	224	0.31%	2,277
Vector Group Ltd.	3,689	0.69%	2,250
USANA Health Sciences, Inc.	547	0.50%	2,145
Johnson & Johnson	140	0.34%	1,693
H&R Block, Inc.	2,321	1.08%	1,533
Merck & Company, Inc.	632	1.06%	887
Quest Diagnostics, Inc.	106	0.22%	439
Molina Healthcare, Inc.	49	0.21%	411
Perrigo Company plc	436	0.22%	366
United Therapeutics Corp.	237	0.76%	326
Altria Group, Inc.	592	0.39%	23
QIAGEN N.V.	312	0.20%	(302)
Abbott Laboratories	689	1.09%	(332)
Bristol-Myers Squibb Co.	1,080	1.00%	(722)
Moderna, Inc.	119	0.21%	(992)
Vir Biotechnology, Inc.	726	0.26%	(1,678)
Neurocrine Biosciences, Inc.	295	0.40%	(2,032)

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Supernus Pharmaceuticals, Inc.	587	0.26%	$(2,089)
Hershey Co.	275	1.00%	(2,330)
Amgen, Inc.	323	1.04%	(2,695)
Premier, Inc. — Class A	828	0.33%	(2,829)
Grand Canyon Education, Inc.	306	0.46%	(3,329)
Campbell Soup Co.	563	0.37%	(5,042)
Gilead Sciences, Inc.	676	0.76%	(5,053)
Humana, Inc.	67	0.44%	(5,189)
Eagle Pharmaceuticals, Inc.	818	0.23%	(10,201)
Incyte Corp.	1,080	0.98%	(10,546)
Royalty Pharma plc — Class A	1,366	0.61%	(14,899)
Total Consumer, Non-cyclical			6,107

Communications
Yelp, Inc. — Class A	1,449	0.77%	12,029
Cisco Systems, Inc.	1,421	1.07%	6,040
Extreme Networks, Inc.	713	0.27%	4,929
InterDigital, Inc.	333	0.47%	4,082
Nexstar Media Group, Inc. — Class A	228	0.55%	2,226
Motorola Solutions, Inc.	70	0.30%	540
T-Mobile US, Inc.	180	0.36%	176
VeriSign, Inc.	316	1.04%	143
TEGNA, Inc.	1,517	0.36%	25
Verizon Communications, Inc.	683	0.37%	(257)
A10 Networks, Inc.	2,475	0.53%	(643)
Total Communications			29,290

Consumer, Cyclical
Allison Transmission Holdings, Inc.	1,195	0.98%	21,061
PulteGroup, Inc.	827	0.93%	15,457
DR Horton, Inc.	413	0.73%	12,058
MDC Holdings, Inc.	1,314	0.89%	10,554
Boyd Gaming Corp.	600	0.61%	8,515
Taylor Morrison Home Corp. — Class A	700	0.50%	8,452
Brunswick Corp.	604	0.76%	7,273
Patrick Industries, Inc.	496	0.58%	6,552
Tri Pointe Homes, Inc.	1,852	0.89%	6,467
MSC Industrial Direct Company, Inc. — Class A	772	1.07%	6,109
Meritage Homes Corp.	197	0.41%	4,117
NVR, Inc.	4	0.37%	2,650
Cavco Industries, Inc.	90	0.39%	2,440
Academy Sports & Outdoors, Inc.	290	0.23%	1,641
Green Brick Partners, Inc.	290	0.24%	1,482
Gentex Corp.	2,300	0.98%	1,446
Monarch Casino & Resort, Inc.	461	0.47%	1,137
Home Depot, Inc.	49	0.22%	1,032
Dolby Laboratories, Inc. — Class A	600	0.73%	583
Buckle, Inc.	743	0.37%	(1,667)
PetMed Express, Inc.	2,791	0.56%	(2,576)
Total Consumer, Cyclical			114,783

Industrial
Vishay Intertechnology, Inc.	1,647	0.70%	22,969
Standex International Corp.	424	0.87%	21,994
Snap-on, Inc.	276	1.16%	18,725
Eagle Materials, Inc.	291	0.79%	18,174
Mueller Industries, Inc.	745	0.95%	15,196
Louisiana-Pacific Corp.	567	0.62%	12,336
Boise Cascade Co.	680	0.89%	10,905
Builders FirstSource, Inc.	524	1.04%	10,814
Fortive Corp.	1,069	1.16%	10,253
Simpson Manufacturing Company, Inc.	339	0.68%	9,171
UFP Industries, Inc.	709	1.00%	9,116
Dorian LPG Ltd.	658	0.25%	8,543
ITT, Inc.	874	1.19%	6,303
Donaldson Company, Inc.	849	0.77%	3,639
Landstar System, Inc.	235	0.66%	3,377
Masco Corp.	617	0.52%	3,326
Armstrong World Industries, Inc.	580	0.62%	3,260
Dover Corp.	434	0.93%	2,476
Keysight Technologies, Inc.	125	0.30%	1,572
Expeditors International of Washington, Inc.	225	0.40%	1,534
International Seaways, Inc.	529	0.29%	1,072
Ardmore Shipping Corp.	1,867	0.34%	494
Scorpio Tankers, Inc.	484	0.33%	407
GrafTech International Ltd.	3,170	0.23%	307
Toro Co.	251	0.37%	90
Garmin Ltd.	224	0.34%	(273)
Argan, Inc.	633	0.36%	(790)
Golar LNG Ltd.	1,514	0.44%	(2,072)
Acuity Brands, Inc.	295	0.70%	(3,060)
Lindsay Corp.	125	0.22%	(3,819)
3M Co.	719	1.05%	(5,290)
Sturm Ruger & Company, Inc.	883	0.68%	(6,428)
Total Industrial			174,321

Basic Materials
NewMarket Corp.	126	0.74%	10,209
CF Industries Holdings, Inc.	335	0.34%	53

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
LyondellBasell Industries N.V. — Class A	282	0.38%	$(326)
Westlake Corp.	397	0.69%	(1,039)
AdvanSix, Inc.	495	0.25%	(2,468)
Olin Corp.	685	0.51%	(2,612)
Total Basic Materials			3,817

Technology
Dropbox, Inc. — Class A	2,454	0.95%	10,031
NetApp, Inc.	880	0.98%	10,027
Kulicke & Soffa Industries, Inc.	993	0.86%	9,285
KLA Corp.	108	0.76%	6,985
Microsoft Corp.	114	0.56%	6,485
Teradata Corp.	307	0.24%	5,927
Diodes, Inc.	383	0.52%	5,840
Teradyne, Inc.	278	0.45%	5,398
Photronics, Inc.	1,021	0.38%	4,414
Applied Materials, Inc.	365	0.77%	3,963
Cirrus Logic, Inc.	293	0.35%	3,830
Apple, Inc.	230	0.65%	2,615
Cognizant Technology Solutions Corp. — Class A	536	0.51%	1,840
QUALCOMM, Inc.	125	0.22%	1,785
Qualys, Inc.	115	0.22%	933
NetScout Systems, Inc.	1,333	0.60%	932
Veradigm, Inc.	1,736	0.32%	157
Akamai Technologies, Inc.	370	0.48%	(1,525)
Total Technology			78,922

Financial
MGIC Investment Corp.	4,651	1.07%	6,823
Weyerhaeuser Co.	1,703	0.83%	6,715
Essent Group Ltd.	1,183	0.81%	6,354
NMI Holdings, Inc. — Class A	1,243	0.47%	5,774
Evercore, Inc. — Class A	254	0.46%	4,927
Radian Group, Inc.	1,423	0.52%	4,669
Mr Cooper Group, Inc.	747	0.55%	2,562
Hilltop Holdings, Inc.	480	0.22%	1,554
SouthState Corp.	1,083	1.04%	715
Preferred Bank/Los Angeles CA	952	0.76%	601
SEI Investments Co.	1,234	1.07%	372
International Bancshares Corp.	343	0.22%	215
Allstate Corp.	130	0.21%	(85)
Travelers Companies, Inc.	82	0.21%	(108)
S&T Bancorp, Inc.	788	0.31%	(724)
Equity Commonwealth	3,483	1.03%	(1,320)
Renasant Corp.	816	0.31%	(4,973)
FB Financial Corp.	945	0.39%	(7,956)
Total Financial			26,115

Utilities
MGE Energy, Inc.	887	1.02%	5,209
Atmos Energy Corp.	620	1.05%	1,096
ONE Gas, Inc.	776	0.87%	827
Chesapeake Utilities Corp.	271	0.47%	518
Ameren Corp.	873	1.04%	(118)
Consolidated Edison, Inc.	507	0.67%	(1,233)
Black Hills Corp.	1,155	1.01%	(1,868)
National Fuel Gas Co.	782	0.58%	(5,514)
OGE Energy Corp.	2,007	1.05%	(6,006)
Clearway Energy, Inc. — Class C	1,463	0.61%	(7,122)
Total Utilities			(14,211)

Energy
Marathon Petroleum Corp.	661	1.12%	8,188
Exxon Mobil Corp.	679	1.06%	4,655
REX American Resources Corp.	719	0.36%	4,225
California Resources Corp.	633	0.42%	3,058
SM Energy Co.	630	0.29%	3,047
PBF Energy, Inc. — Class A	626	0.37%	2,664
Cheniere Energy, Inc.	295	0.65%	2,419
Valero Energy Corp.	627	1.07%	487
Phillips 66	341	0.47%	(332)
Occidental Petroleum Corp.	360	0.31%	(1,926)
Total Energy			26,485
Total GS Long/Short Equity Long Custom Basket			$445,629

GS LONG/SHORT EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
Driven Brands Holdings, Inc.	2,263	(1.23)%	$5,207
Clarivate plc	2,146	(0.42)%	2,935
Global Payments, Inc.	482	(0.97)%	2,514
ABM Industries, Inc.	1,333	(1.16)%	1,815
Utz Brands, Inc.	1,381	(0.46)%	1,259
Equifax, Inc.	278	(1.33)%	(1,419)
TreeHouse Foods, Inc.	762	(0.78)%	(2,246)
FTI Consulting, Inc.	222	(0.86)%	(2,674)
Estee Lauder Companies, Inc. — Class A	226	(0.90)%	(3,278)
Quanta Services, Inc.	252	(1.01)%	(4,522)
Booz Allen Hamilton Holding Corp.	256	(0.58)%	(4,937)
ICF International, Inc.	430	(1.09)%	(8,581)
CoStar Group, Inc.	742	(1.34)%	(9,823)
GXO Logistics, Inc.	771	(0.99)%	(11,993)
TransUnion	843	(1.34)%	(12,341)
Neogen Corp.	3,077	(1.36)%	(13,277)
Total Consumer, Non-cyclical			(61,361)

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Sun Communities, Inc.	472	(1.25)%	$16,005
Rexford Industrial Realty, Inc.	1,162	(1.24)%	9,677
American Tower Corp. — Class A	377	(1.49)%	8,042
Howard Hughes Corp.	623	(1.00)%	5,719
Outfront Media, Inc.	2,108	(0.67)%	5,517
Healthcare Realty Trust, Inc.	2,515	(0.97)%	5,247
Kemper Corp.	733	(0.72)%	4,709
Equitable Holdings, Inc.	2,557	(1.41)%	3,976
Kennedy-Wilson Holdings, Inc.	3,853	(1.28)%	3,727
Raymond James Financial, Inc.	759	(1.60)%	2,739
TFS Financial Corp.	1,904	(0.49)%	1,913
Prologis, Inc.	459	(1.15)%	1,725
Assured Guaranty Ltd.	974	(1.11)%	1,355
Americold Realty Trust, Inc.	1,933	(1.27)%	1,141
Progressive Corp.	366	(0.99)%	687
Stellar Bancorp, Inc.	1,376	(0.64)%	428
Popular, Inc.	388	(0.48)%	256
Northern Trust Corp.	556	(0.84)%	195
Rayonier, Inc.	1,966	(1.26)%	143
Hanover Insurance Group, Inc.	286	(0.66)%	(45)
Crown Castle, Inc.	150	(0.35)%	(99)
Voya Financial, Inc.	252	(0.37)%	(133)
Equinix, Inc.	82	(1.31)%	(662)
Annaly Capital Management, Inc.	1,603	(0.65)%	(733)
State Street Corp.	547	(0.81)%	(847)
KKR & Company, Inc. — Class A	1,145	(1.31)%	(915)
Omega Healthcare Investors, Inc.	799	(0.50)%	(1,190)
Boston Properties, Inc.	285	(0.33)%	(1,865)
Medical Properties Trust, Inc.	2,829	(0.53)%	(2,029)
AGNC Investment Corp.	2,985	(0.62)%	(2,176)
UDR, Inc.	1,500	(1.31)%	(2,552)
Jones Lang LaSalle, Inc.	224	(0.71)%	(2,815)
UMH Properties, Inc.	3,055	(0.99)%	(2,905)
Ellington Financial, Inc.	3,148	(0.88)%	(3,179)
Brighthouse Financial, Inc.	1,652	(1.59)%	(3,327)
Welltower, Inc.	628	(1.03)%	(3,745)
PennyMac Mortgage Investment Trust	3,031	(0.83)%	(3,836)
Carlyle Group, Inc.	837	(0.54)%	(4,419)
Apollo Global Management, Inc.	436	(0.68)%	(5,359)
PennyMac Financial Services, Inc.	907	(1.30)%	(6,806)
Iron Mountain, Inc.	1,217	(1.41)%	(7,683)
Ares Management Corp. — Class A	622	(1.22)%	(9,421)
Digital Realty Trust, Inc.	590	(1.37)%	(11,339)
Total Financial			(4,879)

Utilities
Avista Corp.	1,390	(1.11)%	5,979
Spire, Inc.	806	(1.04)%	5,306
Dominion Energy, Inc.	1,100	(1.16)%	4,136
Sempra Energy	486	(1.44)%	3,234
CMS Energy Corp.	973	(1.16)%	829
UGI Corp.	1,505	(0.83)%	806
PG&E Corp.	3,391	(1.19)%	203
American Electric Power Company, Inc.	851	(1.46)%	(340)
Alliant Energy Corp.	1,093	(1.17)%	(381)
DTE Energy Co.	438	(0.98)%	(391)
Exelon Corp.	976	(0.81)%	(844)
Edison International	849	(1.20)%	(2,384)
Total Utilities			16,153

Technology
Evolent Health, Inc. — Class A	1,007	(0.62)%	2,568
Procore Technologies, Inc.	436	(0.58)%	(235)
KBR, Inc.	405	(0.54)%	(1,422)
Guidewire Software, Inc.	332	(0.51)%	(1,476)
Alteryx, Inc. — Class A	487	(0.45)%	(1,722)
Paycor HCM, Inc.	1,594	(0.77)%	(2,415)
Ceridian HCM Holding, Inc.	881	(1.20)%	(6,938)
Total Technology			(11,640)

Industrial
Waste Management, Inc.	167	(0.59)%	(76)
Boeing Co.	215	(0.92)%	(2,571)
Vulcan Materials Co.	116	(0.53)%	(2,636)
Kirby Corp.	396	(0.62)%	(3,198)
Tetra Tech, Inc.	131	(0.44)%	(3,961)
Clean Harbors, Inc.	149	(0.50)%	(4,507)
NV5 Global, Inc.	315	(0.71)%	(4,972)
Casella Waste Systems, Inc. — Class A	473	(0.87)%	(6,843)
MasTec, Inc.	245	(0.59)%	(7,510)
MSA Safety, Inc.	335	(1.19)%	(16,180)
Total Industrial			(52,454)

Consumer, Cyclical
UniFirst Corp.	279	(0.88)%	12,463
Newell Brands, Inc.	5,308	(0.94)%	172
Ollie’s Bargain Outlet Holdings, Inc.	246	(0.29)%	144
OPENLANE, Inc.	3,318	(1.03)%	(315)
Burlington Stores, Inc.	143	(0.46)%	(1,171)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Five Below, Inc.	131	(0.52)%	$(1,603)
Shake Shack, Inc. — Class A	377	(0.60)%	(3,462)
VF Corp.	3,020	(1.17)%	(3,718)
Tesla, Inc.	109	(0.58)%	(7,615)
Floor & Decor Holdings, Inc. — Class A	400	(0.85)%	(8,870)
Copart, Inc.	647	(1.20)%	(16,394)
Total Consumer, Cyclical			(30,369)

Basic Materials
Hecla Mining Co.	5,406	(0.57)%	4,930
Royal Gold, Inc.	254	(0.59)%	2,656
Piedmont Lithium, Inc.	416	(0.49)%	1,452
Carpenter Technology Corp.	642	(0.73)%	(10,556)
Total Basic Materials			(1,518)

Communications
Palo Alto Networks, Inc.	59	(0.31)%	(527)
Robinhood Markets, Inc. — Class A	1,312	(0.27)%	(552)
Chewy, Inc. — Class A	591	(0.47)%	(2,164)
DoorDash, Inc. — Class A	451	(0.70)%	(4,932)
Uber Technologies, Inc.	410	(0.36)%	(5,853)
Total Communications			(14,028)

Energy
NOV, Inc.	2,575	(0.84)%	11,413
Hess Corp.	545	(1.51)%	(1,674)
Valaris Ltd.	411	(0.53)%	(3,203)
Schlumberger N.V.	1,303	(1.30)%	(6,441)
Tidewater, Inc.	575	(0.65)%	(7,046)
Total Energy			(6,951)
Total GS Long/Short Equity Short Custom Basket			$(167,047)

MS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
Financial
Ryman Hospitality Properties, Inc.	6,764	8.65%	$94,140
Gaming and Leisure Properties, Inc.	10,101	6.73%	49,612
Digital Realty Trust, Inc.	2,238	3.50%	43,395
Ventas, Inc.	8,049	5.23%	43,011
CareTrust REIT, Inc.	27,436	7.49%	40,496
AvalonBay Communities, Inc.	2,411	6.27%	36,462
Brixmor Property Group, Inc.	15,548	4.70%	22,652
Kite Realty Group Trust	13,236	4.06%	21,103
Equity Residential	6,379	5.78%	15,840
Simon Property Group, Inc.	2,475	3.93%	12,174
Invitation Homes, Inc.	10,213	4.83%	2,970
Agree Realty Corp.	6,171	5.55%	(1,777)
InvenTrust Properties Corp.	15,768	5.02%	(3,289)
Four Corners Property Trust, Inc.	14,319	5.00%	(3,779)
NETSTREIT Corp.	11,546	2.84%	(4,154)
American Tower Corp. — Class A	747	1.99%	(19,672)
Boston Properties, Inc.	2,354	1.86%	(27,915)
SBA Communications Corp.	591	1.88%	(29,916)
Rexford Industrial Realty, Inc.	11,569	8.30%	(33,475)
Piedmont Office Realty Trust, Inc. — Class A	17,840	1.78%	(45,564)
Alexandria Real Estate Equities, Inc.	2,952	4.61%	(74,000)
Total Financial			138,314
Total MS Equity Market Neutral Long Custom Basket			$138,314

MS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
Financial
Douglas Emmett, Inc.	36,433	(6.00)%	$289,670
Broadstone Net Lease, Inc.	11,810	(2.40)%	119,024
Realty Income Corp.	11,658	(9.09)%	69,217
JBG SMITH Properties	26,350	(5.17)%	59,086
Camden Property Trust	1,957	(2.78)%	55,734
Essex Property Trust, Inc.	2,127	(6.50)%	51,765
Mid-America Apartment Communities, Inc.	2,521	(4.99)%	50,059
Apartment Income REIT Corp.	6,166	(2.90)%	46,432
Necessity Retail REIT, Inc.	40,278	(3.55)%	40,872
Apple Hospitality REIT, Inc.	8,441	(1.66)%	19,729
Federal Realty Investment Trust	4,652	(5.87)%	13,083
Pebblebrook Hotel Trust	18,084	(3.29)%	3,643
Service Properties Trust	30,463	(3.45)%	1,856
Sunstone Hotel Investors, Inc.	10,307	(1.36)%	(5,753)
Macerich Co.	24,368	(3.58)%	(8,960)
Omega Healthcare Investors, Inc.	8,799	(3.52)%	(24,856)
Equinix, Inc.	358	(3.66)%	(25,152)
STAG Industrial, Inc.	19,527	(9.14)%	(30,191)
Phillips Edison & Company, Inc.	21,683	(9.64)%	(36,257)
Welltower, Inc.	5,159	(5.44)%	(82,847)
Total Financial			606,154

Exchange Traded Funds
Vanguard Real Estate ETF	5,513	(6.01)%	111,915
Total MS Equity Market Neutral Short Custom Basket			$718,069

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
GS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
Financial
Ryman Hospitality Properties, Inc.	6,764	8.64%	$94,882
Gaming and Leisure Properties, Inc.	10,101	6.73%	49,560
Digital Realty Trust, Inc.	2,238	3.50%	43,274
Ventas, Inc.	8,049	5.23%	43,031
CareTrust REIT, Inc.	27,436	7.49%	40,415
AvalonBay Communities, Inc.	2,411	6.27%	36,291
Brixmor Property Group, Inc.	15,548	4.70%	22,693
Kite Realty Group Trust	13,236	4.06%	22,614
Equity Residential	6,379	5.78%	15,358
Simon Property Group, Inc.	2,475	3.93%	7,944
Invitation Homes, Inc.	10,213	4.83%	1,408
InvenTrust Properties Corp.	15,768	5.02%	(2,295)
Agree Realty Corp.	6,171	5.55%	(2,535)
Four Corners Property Trust, Inc.	14,319	5.00%	(3,858)
NETSTREIT Corp.	11,546	2.84%	(4,055)
American Tower Corp. — Class A	747	1.99%	(19,608)
Boston Properties, Inc.	2,354	1.86%	(27,883)
SBA Communications Corp.	591	1.88%	(29,850)
Rexford Industrial Realty, Inc.	11,569	8.30%	(32,640)
Piedmont Office Realty Trust, Inc. — Class A	17,840	1.78%	(44,804)
Alexandria Real Estate Equities, Inc.	2,952	4.61%	(73,929)
Total Financial			136,013
Total GS Equity Market Neutral Long Custom Basket			$136,013

GS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
Financial
Douglas Emmett, Inc.	36,433	(6.00)%	290,534
Broadstone Net Lease, Inc.	11,810	(2.40)%	115,511
Realty Income Corp.	11,658	(9.09)%	68,949
JBG SMITH Properties	26,350	(5.17)%	59,082
Camden Property Trust	1,957	(2.78)%	55,745
Essex Property Trust, Inc.	2,127	(6.50)%	50,360
Mid-America Apartment Communities, Inc.	2,521	(4.99)%	50,113
Apartment Income REIT Corp.	6,166	(2.90)%	46,361
Necessity Retail REIT, Inc.	40,278	(3.55)%	40,696
Apple Hospitality REIT, Inc.	8,441	(1.66)%	16,217
Federal Realty Investment Trust	4,652	(5.87)%	12,606
Pebblebrook Hotel Trust	18,084	(3.29)%	4,591
Service Properties Trust	30,463	(3.45)%	4,366
Macerich Co.	24,368	(3.58)%	476
Sunstone Hotel Investors, Inc.	10,307	(1.36)%	(4,940)
Omega Healthcare Investors, Inc.	8,799	(3.52)%	(25,114)
Equinix, Inc.	358	(3.66)%	(25,122)
STAG Industrial, Inc.	19,527	(9.14)%	(31,398)
Phillips Edison & Company, Inc.	21,683	(9.64)%	(38,442)
Welltower, Inc.	5,159	(5.44)%	(83,325)
Total Financial			607,266

Exchange Traded Funds
Vanguard Real Estate ETF	5,513	(6.01)%	111,994
Total GS Equity Market Neutral Short Custom Basket			$719,260

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
MULTI-HEDGE STRATEGIES FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Consolidated Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is pledged as short security and equity custom basket swap collateral at June 30, 2023.
[2]	All or a portion of this security is on loan at June 30, 2023 — See Note 7.
[3]	Affiliated issuer.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2023.
[6]	Repurchase Agreements — See Note 6.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of June 30, 2023.
GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Consolidated Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$9,997,097	$—	$—		$9,997,097
Master Limited Partnership	251,212	—	—		251,212
Rights	—	—	—	*	—
Mutual Funds	9,630,394	—	—		9,630,394
Closed-End Funds	2,795,048	—	—		2,795,048
U.S. Treasury Bills	—	5,008,014	—		5,008,014
Repurchase Agreements	—	12,543,616	—		12,543,616
Securities Lending Collateral	219,458	—	—		219,458
Commodity Futures Contracts**	700,005	—	—		700,005
Equity Futures Contracts**	334,393	16,331	—		350,724
Currency Futures Contracts**	95,974	—	—		95,974
Interest Rate Futures Contracts**	10,163	7,894	—		18,057
Equity Custom Basket Swap Agreements**	—	2,599,070	—		2,599,070
Total Assets	$24,033,744	$20,174,925	$—		$44,208,669

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks Sold Short	$2,154,519	$—	$—	$2,154,519
Exchange-Traded Funds Sold Short	2,992,753	—	—	2,992,753
Commodity Futures Contracts**	845,555	—	—	845,555
Equity Futures Contracts**	293,711	—	—	293,711
Currency Futures Contracts**	139,103	—	—	139,103
Interest Rate Futures Contracts**	3,830	294	—	4,124
Equity Custom Basket Swap Agreements**	—	334,819	—	334,819
Total Liabilities	$6,429,471	$335,113	$—	$6,764,584

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
MULTI-HEDGE STRATEGIES FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$2,596,348	$—	$—	$—	$19,440	$2,615,788	108,001	$67,922
Guggenheim Strategy Fund III	2,387,928	—	—	—	18,857	2,406,785	99,249	61,603
Guggenheim Ultra Short Duration Fund — Institutional Class	2,486,511	—	—	—	23,215	2,509,726	257,937	63,893
Guggenheim Variable Insurance Strategy Fund III	2,083,380	—	—	—	14,715	2,098,095	86,555	53,348
	$9,554,167	$—	$—	$—	$76,227	$9,630,394		$246,766

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments in unaffiliated issuers, at value - including $210,459 of securities loaned (cost $18,118,927)	$18,270,829
Investments in affiliated issuers, at value (cost $9,906,756)	9,630,394
Repurchase agreements, at value (cost $12,543,616)	12,543,616
Cash	7,005,934
Segregated cash with broker	1,228,365
Unrealized appreciation on OTC swap agreements	2,599,070
Receivables:
Securities sold	1,979,041
Swap settlement	301,980
Variation margin on futures contracts	105,858
Dividends	55,364
Fund shares sold	53,097
Interest	1,761
Securities lending income	378
Other assets	13,135
Total assets	53,788,822

Liabilities:
Securities sold short, at value (proceeds $5,028,796)	5,147,272
Unrealized depreciation on OTC swap agreements	334,819
Payable for:
Securities purchased	2,392,731
Return of securities lending collateral	219,458
Management fees	42,884
Fund shares redeemed	4,659
Trustees’ fees*	605
Miscellaneous	4,726
Total liabilities	8,147,154
Net assets	$45,641,668

Net assets consist of:
Paid in capital	$46,767,988
Total distributable earnings (loss)	(1,126,320)
Net assets	$45,641,668
Capital shares outstanding	1,756,449
Net asset value per share	$25.99

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends from securities of unaffiliated issuers	$133,938
Dividends from securities of affiliated issuers	246,766
Interest	422,712
Income from securities lending, net	3,749
Interest related to securities sold short	52,800
Total investment income	859,965

Expenses:
Management fees	270,558
Short sales dividend expense	73,185
Miscellaneous	2,556
Total expenses	346,299
Less:
Expenses waived by Adviser	(11,004)
Net expenses	335,295
Net investment income	524,670

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(240,897)
Investments in unaffiliated issuers sold short	13,911
Swap agreements	447,729
Futures contracts	692,578
Foreign currency transactions	(2,095)
Net realized gain	911,226
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	155,610
Investments in affiliated issuers	76,227
Investments in unaffiliated issuers sold short	(403,993)
Swap agreements	(247,963)
Futures contracts	(281,321)
Foreign currency translations	1,207
Net change in unrealized appreciation (depreciation)	(700,233)
Net realized and unrealized gain	210,993
Net increase in net assets resulting from operations	$735,663

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$524,670	$165,863
Net realized gain (loss) on investments	911,226	(2,047,631)
Net change in unrealized appreciation (depreciation) on investments	(700,233)	95,918
Net increase (decrease) in net assets resulting from operations	735,663	(1,785,850)

Distributions to shareholders	—	(1,162,689)

Capital share transactions:
Proceeds from sale of shares	4,470,500	25,458,108
Distributions reinvested	—	1,162,689
Cost of shares redeemed	(9,573,706)	(17,511,929)
Net increase (decrease) from capital share transactions	(5,103,206)	9,108,868
Net increase (decrease) in net assets	(4,367,543)	6,160,329

Net assets:
Beginning of period	50,009,211	43,848,882
End of period	$45,641,668	$50,009,211

Capital share activity:
Shares sold	172,946	953,181
Shares issued from reinvestment of distributions	—	44,394
Shares redeemed	(373,273)	(663,986)
Net increase (decrease) in shares	(200,327)	333,589

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$25.56	$27.01	$25.62	$24.17	$23.55	$24.83
Income (loss) from investment operations:
Net investment income (loss)[b]	.29	.09	(.12)	(.07)	.23	.20
Net gain (loss) on investments (realized and unrealized)	.14	(.96)	2.18	1.85	.97	(1.48)
Total from investment operations	.43	(.87)	2.06	1.78	1.20	(1.28)
Less distributions from:
Net investment income	—	(.31)	—	(.33)	(.58)	—
Net realized gains	—	(.27)	(.67)	—	—	—
Total distributions	—	(.58)	(.67)	(.33)	(.58)	—
Net asset value, end of period	$25.99	$25.56	$27.01	$25.62	$24.17	$23.55

Total Return[c]	1.68%	(3.40%)	8.10%	7.39%	5.15%	(5.16%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$45,642	$50,009	$43,849	$40,313	$34,610	$40,335
Ratios to average net assets:
Net investment income (loss)	2.30%	0.33%	(0.45%)	(0.27%)	0.94%	0.85%
Total expenses[d]	1.52%	1.58%	1.92%	1.68%	1.72%	1.54%
Net expenses[e,f]	1.47%	1.53%	1.87%	1.63%	1.69%	1.52%
Portfolio turnover rate	78%	187%	180%	207%	163%	162%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Excluding interest and/or dividend expense related to short sales, the net expense ratios for the years presented would be:

06/30/23[a]	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
1.14%	1.15%	1.16%	1.13%	1.16%	1.16%

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

COMMODITIES STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a benchmark for commodities. The Fund’s current benchmark is the S&P Goldman Sachs Commodity Index (“GSCI” or “Index”).

Consolidated Holdings Diversification (Market Exposure as % of Net Assets)

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: September 30, 2005

Largest Holdings	% of Total Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	26.9%
Guggenheim Strategy Fund II	26.7%
Total	53.6%

The Fund invests principally in derivative investments such as futures contracts. “Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Commodities Strategy Fund	(8.72%)	(16.10%)	1.56%	(4.69%)
S&P Goldman Sachs Commodity Index	(7.54%)	(14.22%)	2.76%	(3.52%)

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P Goldman Sachs Commodity Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
COMMODITIES STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 53.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	224,553	$2,184,899
Guggenheim Strategy Fund II1	89,740	2,173,506
Total Mutual Funds
(Cost $4,473,985)		4,358,405

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 15.3%
Federal Home Loan Bank
5.00% due 07/06/23[2]	$750,000	749,479
Freddie Mac
5.00% due 07/17/23[2]	500,000	498,889
Total Federal Agency Discount Notes
(Cost $1,248,368)		1,248,368

U.S. TREASURY BILLS†† - 3.7%
U.S. Treasury Bills
5.11% due 07/18/23[2,3]	300,000	299,372
Total U.S. Treasury Bills
(Cost $299,263)		299,372

FEDERAL AGENCY NOTES†† - 1.2%
Federal Home Loan Bank
5.18% (SOFR + 0.12%, Rate Floor: 0.00%) due 09/06/23◊	100,000	100,012
Total Federal Agency Notes
(Cost $100,000)		100,012

REPURCHASE AGREEMENTS††,4 - 18.0%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	795,665	795,665
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	350,053	350,053
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	318,230	318,230
Total Repurchase Agreements
(Cost $1,463,948)		1,463,948

Total Investments - 91.8%
(Cost $7,585,564)		$7,470,105
Other Assets & Liabilities, net - 8.2%		664,584
Total Net Assets - 100.0%		$8,134,689

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Commodity Futures Contracts Purchased†
Goldman Sachs Commodity Index Futures Contracts	60	Jul 2023	$8,115,000	$60,613

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Consolidated Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at June 30, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2023.
[4]	Repurchase Agreements — See Note 6.
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
COMMODITIES STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Consolidated Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$4,358,405	$—	$—	$4,358,405
Federal Agency Discount Notes	—	1,248,368	—	1,248,368
U.S. Treasury Bills	—	299,372	—	299,372
Federal Agency Notes	—	100,012	—	100,012
Repurchase Agreements	—	1,463,948	—	1,463,948
Commodity Futures Contracts**	60,613	—	—	60,613
Total Assets	$4,419,018	$3,111,700	$—	$7,530,718

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$2,157,353	$—	$—	$—	$16,153	$2,173,506	89,740	$56,438
Guggenheim Ultra Short Duration Fund — Institutional Class	2,164,689	—	—	—	20,210	2,184,899	224,553	55,624
	$4,322,042	$—	$—	$—	$36,363	$4,358,405		$112,062

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

COMMODITIES STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments in unaffiliated issuers, at value (cost $1,647,631)	$1,647,752
Investments in affiliated issuers, at value (cost $4,473,985)	4,358,405
Repurchase agreements, at value (cost $1,463,948)	1,463,948
Cash	89
Segregated cash with broker	602,252
Receivables:
Variation margin on futures contracts	93,000
Dividends	19,975
Fund shares sold	638
Interest	565
Other assets	2,417
Total assets	8,189,041

Liabilities:
Payable for:
Fund shares redeemed	20,772
Professional fees	8,844
Management fees	4,838
Printing fees	4,133
Transfer agent fees	3,451
Investor service fees	1,762
Portfolio accounting and administration fees	1,093
Trustees’ fees*	135
Miscellaneous	9,324
Total liabilities	54,352
Net assets	$8,134,689

Net assets consist of:
Paid in capital	$15,085,939
Total distributable earnings (loss)	(6,951,250)
Net assets	$8,134,689
Capital shares outstanding	87,793
Net asset value per share	$92.66

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends from securities of affiliated issuers	$112,062
Interest	132,756
Total investment income	244,818

Expenses:
Management fees	44,264
Investor service fees	12,559
Transfer agent fees	14,514
Portfolio accounting and administration fees	7,787
Professional fees	4,122
Trustees’ fees*	1,045
Custodian fees	772
Miscellaneous	8,565
Total expenses	93,628
Less:
Expenses waived by Adviser	(9,544)
Net expenses	84,084
Net investment income	160,734

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	78
Futures contracts	(720,836)
Net realized loss	(720,758)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	32
Investments in affiliated issuers	36,363
Futures contracts	(601,900)
Net change in unrealized appreciation (depreciation)	(565,505)
Net realized and unrealized loss	(1,286,263)
Net decrease in net assets resulting from operations	$(1,125,529)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

COMMODITIES STRATEGY FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$160,734	$(26,122)
Net realized gain (loss) on investments	(720,758)	2,396,693
Net change in unrealized appreciation (depreciation) on investments	(565,505)	190,116
Net increase (decrease) in net assets resulting from operations	(1,125,529)	2,560,687

Distributions to shareholders	—	(868,839)

Capital share transactions:
Proceeds from sale of shares	5,177,299	47,179,380
Distributions reinvested	—	868,839
Cost of shares redeemed	(8,367,782)	(46,056,125)
Net increase (decrease) from capital share transactions	(3,190,483)	1,992,094
Net increase (decrease) in net assets	(4,316,012)	3,683,942

Net assets:
Beginning of period	12,450,701	8,766,759
End of period	$8,134,689	$12,450,701

Capital share activity:
Shares sold	53,065	430,268
Shares issued from reinvestment of distributions	—	8,045
Shares redeemed	(87,928)	(416,319)
Net increase (decrease) in shares	(34,863)	21,994

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

COMMODITIES STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$101.51	$87.09	$62.42	$81.37	$71.69	$87.44
Income (loss) from investment operations:
Net investment income (loss)[b]	1.52	(.17)	(.96)	(.47)	.61	.67
Net gain (loss) on investments (realized and unrealized)	(10.37)	20.44	25.63	(18.06)	10.26	(13.34)
Total from investment operations	(8.85)	20.27	24.67	(18.53)	10.87	(12.67)
Less distributions from:
Net investment income	—	(5.85)	—	(.42)	(1.19)	(3.08)
Total distributions	—	(5.85)	—	(.42)	(1.19)	(3.08)
Net asset value, end of period	$92.66	$101.51	$87.09	$62.42	$81.37	$71.69

Total Return[c]	(8.72%)	22.88%	39.52%	(22.72%)	15.25%	(15.12%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,135	$12,451	$8,767	$3,505	$3,193	$3,099
Ratios to average net assets:
Net investment income (loss)	3.20%	(0.15%)	(1.20%)	(0.82%)	0.77%	0.75%
Total expenses[d]	1.86%	1.88%	1.86%	1.88%	1.98%	1.81%
Net expenses[e]	1.67%	1.71%	1.67%	1.69%	1.78%	1.69%
Portfolio turnover rate	—	—	92%	123%	128%	187%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiaries and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately. At June 30, 2023, the Trust consisted of forty-nine funds. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the following funds (collectively, the “Funds”):

Fund	Investment Company Type
Long Short Equity Fund	Non-diversified
Global Managed Futures Strategy Fund	Diversified
Multi-Hedge Strategies Fund	Diversified
Commodities Strategy Fund	Non-diversified

The Commodities Strategy Fund is designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offers unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Fund to experience high portfolio turnover.

Security Investors, LLC (the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Consolidation of Subsidiaries

The consolidated financial statements of each of the Global Managed Futures Strategy Fund, Multi-Hedge Strategies Fund and Commodities Strategy Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (each, a “Subsidiary” and collectively, the “Subsidiaries”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Funds.

Each Fund may invest up to 25% of its total assets in its Subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of each Fund’s investment in its respective Subsidiary is as follows:

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at June 30, 2023	% of Net Assets of the Fund at June 30, 2023
Global Managed Futures Strategy Fund	11/07/08	$2,435,724	14.1%
Multi-Hedge Strategies Fund	04/15/09	1,921,615	4.2%
Commodities Strategy Fund	07/21/09	1,424,191	17.5%

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of a Fund is calculated by dividing the market value of a Fund’s securities and other assets, less all liabilities, by the number of outstanding shares of that Fund.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith and became effective September 8, 2022. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and other assets. As the Funds’ valuation designee pursuant to Rule 2a-5,

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

the Adviser has adopted separate procedures (the “Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Designee Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts are valued on the basis of the last sale price at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of swap agreements entered into by a Fund are generally valued using an evaluated price provided by a third party pricing vendor.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Consolidated Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Short Sales

When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale.

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

(d) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(e) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(f) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(g) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Consolidated Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of June 30, 2023, if any, are disclosed in the Funds’ Consolidated Statements of Assets and Liabilities.

(h) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(i) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Normally, all distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(j) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 5.08% at June 30, 2023.

(k) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Funds’ Consolidated Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Consolidated Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if the Fund had not been leveraged.

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Funds’ Consolidated Statements of Assets and Liabilities; securities held as collateral are noted on the Consolidated Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Global Managed Futures Strategy Fund	Hedge, Leverage, Liquidity, Speculation	$27,061,460	$40,724,041
Multi-Hedge Strategies Fund	Duration, Hedge, Index exposure, Leverage, Liquidity, Speculation	48,995,250	30,294,402
Commodities Strategy Fund	Index exposure, Liquidity	9,895,176	—

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as custom basket of securities) for a fixed or variable interest rate. Custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing custom basket swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

The following table represents the Funds’ use and volume of custom basket swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Long Short Equity Fund	Index exposure, Liquidity	$20,568,859	$24,214,754
Multi-Hedge Strategies Fund	Hedge, Index exposure, Leverage, Liquidity, Speculation	26,874,681	22,978,980

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Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Consolidated Statements of Assets and Liabilities as of June 30, 2023:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Commodity/currency/equity/interest rate futures contracts	Variation margin on futures contracts	—
Equity swap contracts	Unrealized appreciation on OTC swap agreements	Unrealized depreciation on OTC swap agreements

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2023:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Foreign Currency Exchange Risk*	Futures Interest Rate Risk*	Futures Commodity Risk*	Total Value at June 30, 2023
Long Short Equity Fund	$—	$1,562,992	$—	$—	$—	$1,562,992
Global Managed Futures Strategy Fund	346,815	—	105,205	132,696	303,550	888,266
Multi-Hedge Strategies Fund	350,724	2,599,070	95,974	18,057	700,005	3,763,830
Commodities Strategy Fund	—	—	—	—	60,613	60,613

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Foreign Currency Exchange Risk*	Futures Interest Rate Risk*	Futures Commodity Risk*	Total Value at June 30, 2023
Long Short Equity Fund	$—	$788,669	$—	$—	$—	$788,669
Global Managed Futures Strategy Fund	78,543	—	8,227	11,348	120,960	219,078
Multi-Hedge Strategies Fund	293,711	334,819	139,103	4,124	845,555	1,617,312

*

Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives contracts as reported on the Funds’ Consolidated Schedules of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Funds’ Consolidated Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Consolidated Statements of Operations for the period ended June 30, 2023:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Commodity/currency/equity/interest rate futures contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Equity swap contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

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The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Consolidated Statements of Operations categorized by primary risk exposure for the period ended June 30, 2023:

Realized Gain (Loss) on Derivative Investments Recognized on the Consolidated Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Foreign Currency Exchange Risk	Futures Interest Rate Risk	Futures Commodity Risk	Total
Long Short Equity Fund	$—	$1,094,832	$—	$—	$—	$1,094,832
Global Managed Futures Strategy Fund	569,979	—	152,861	(280,637)	(218,791)	223,412
Multi-Hedge Strategies Fund	600,332	447,729	(706,954)	298,816	500,384	1,140,307
Commodities Strategy Fund	—	—	—	—	(720,836)	(720,836)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Consolidated Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Foreign Currency Exchange Risk	Futures Interest Rate Risk	Futures Commodity Risk	Total
Long Short Equity Fund	$—	$(776,774)	$—	$—	$—	$(776,774)
Global Managed Futures Strategy Fund	333,999	—	98,498	(393,373)	(97,702)	(58,578)
Multi-Hedge Strategies Fund	217,324	(247,963)	(1,213)	(72,352)	(425,080)	(529,284)
Commodities Strategy Fund	—	—	—	—	(601,900)	(601,900)

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Funds’ Consolidated Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Funds’ Consolidated Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Consolidated Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amount of Assets Presented on the Consolidated Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Long Short Equity Fund	Custom basket swap agreements	$1,562,992	$—	$1,562,992	$(788,669)	$—	$774,323
Multi-Hedge Strategies Fund	Custom basket swap agreements	2,599,070	—	2,599,070	(334,819)	—	2,264,251

					Gross Amounts Not Offset in the Consolidated Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Consolidated Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Long Short Equity Fund	Custom basket swap agreements	$788,669	$—	$788,669	$(788,669)	$—	$—
Multi-Hedge Strategies Fund	Custom basket swap agreements	334,819	—	334,819	(334,819)	—	—

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of June 30, 2023.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Global Managed Futures Strategy Fund	Goldman Sachs International	Futures contracts	$—	$44,284
Multi-Hedge Strategies Fund	Goldman Sachs International	Futures contracts	1,228,365	—
Commodities Strategy Fund	Goldman Sachs International	Futures contracts	602,252	—

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Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Long Short Equity Fund	0.90%
Global Managed Futures Strategy Fund	0.90%
Multi-Hedge Strategies Fund	1.15%
Commodities Strategy Fund	0.75%

GI has contractually agreed to waive the management fee it receives from each Subsidiary in an amount equal to the management fee paid to GI by the Subsidiary. This undertaking will continue in effect for so long as the Funds invest in the Subsidiaries, and may not be terminated by GI unless GI obtains the prior approval of the Funds’ Board for such termination. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended June 30, 2023, Global Managed Futures Strategy Fund, Multi-Hedge Strategies Fund and Commodities Strategy Fund waived $14,551, $7,896 and $6,838, respectively, related to advisory fees in its respective Subsidiary.

As part of its agreement with the Trust, GI will pay all expenses of the Multi-Hedge Strategies Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, subsidiary expenses and extraordinary expenses.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted an Investor Services Plan for which GFD and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by each Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing fund level without regard to any expense cap in effect for the investing fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended June 30, 2023, the following Funds waived fees related to investments in affiliated funds:

Fund	Amount Waived
Global Managed Futures Strategy Fund	$88
Multi-Hedge Strategies Fund	3,108
Commodities Strategy Fund	2,706

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. U.S. Bank, N.A. (“U.S. Bank”) acts as the Funds’ custodian. As custodian, U.S. Bank is responsible for the custody of the Funds’ assets. For providing the aforementioned services, MUIS and U.S. Bank are entitled to receive a monthly fee equal to an annual percentage of each Fund’s average daily net assets and out of pocket expenses.

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2023, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Note
5.05%			0.50%
Due 07/03/23	$44,734,396	$44,753,222	Due 04/30/27	$52,600,000	$45,629,122

Barclays Capital, Inc.			U.S. Treasury Inflation Indexed Bond
5.06%			0.13%
Due 07/03/23	19,680,880	19,689,178	Due 10/15/26	21,482,302	20,074,580

BofA Securities, Inc.			U.S. Treasury Inflation Indexed Bond
5.06%			1.63%
Due 07/03/23	17,891,709	17,899,253	Due 10/15/27	18,495,808	18,249,637

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In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Funds’ Consolidated Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At June 30, 2023, the following Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Consolidated Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
Multi-Hedge Strategies Fund	$210,459	$(210,459)	$—	$219,458	$—	$219,458

(a)	Actual collateral received by the Fund is generally greater than the amount shown due to overcollateralization.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 8 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Reveue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ consolidated financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The Global Managed Futures Strategy Fund, Multi-Hedge Strategies Fund, and Commodities Strategy Fund intend to invest up to 25% of their assets in the respective Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

At June 30, 2023, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Long Short Equity Fund	$21,349,758	$3,526,327	$(1,271,820)	$2,254,507
Global Managed Futures Strategy Fund	17,309,997	889,255	(357,541)	531,714
Multi-Hedge Strategies Fund	35,713,324	4,373,044	(2,642,283)	1,730,761
Commodities Strategy Fund	8,115,222	60,180	(644,684)	(584,504)

Note 9 – Securities Transactions

For the period ended June 30, 2023, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Long Short Equity Fund	$30,402,323	$31,053,175
Global Managed Futures Strategy Fund	—	—
Multi-Hedge Strategies Fund	22,987,253	27,758,584
Commodities Strategy Fund	—	—

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended June 30, 2023, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act.

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $200,000,000 line of credit from U.S. Bank, N.A. On June 5, 2023, the line of credit agreement was renewed and expires on June 3, 2024. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 5.83% for the period ended June 30, 2023. The Funds did not have any borrowings outstanding under this agreement at June 30, 2023.

The average daily balances borrowed for the period ended June 30, 2023, were as follows:

Fund	Average Daily Balance
Long Short Equity Fund	$729

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Note 11 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

Note 12 – Subsequent Events

On May 24, 2023, the Board approved a waiver and/or expense reimbursement arrangement whereby GI has agreed to waive and/or reimburse expenses for Commodities Strategy Fund in an amount equal to an annual percentage rate of 0.05% of the Fund’s average daily net assets. This arrangement will take effect on August 1, 2023 and the end of the initial term is August 1, 2024. This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board of Trustees upon sixty days’ written notice.

The Funds evaluated subsequent events through the date the consolidated financial statements are issued and determined there were no additional material events that would require adjustment to or disclosure in the Funds’ consolidated financial statements.

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OTHER INFORMATION (Unaudited)

Delivery of Shareholder Reports

Paper copies of the Funds’ annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a Fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim Funds held with your financial intermediary.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Report of the Rydex Variable Trust Board of Trustees

The Board of Trustees of Rydex Variable Trust (the “Trust”), including the Independent Trustees, unanimously approved the renewal of the investment management agreement (the “Advisory Agreement”) with Security Investors, LLC (“Security Investors” or the “Adviser”) on behalf of the series of the Trust listed below (each a “Fund” and collectively, the “Funds”):

Tradable Funds (Including Sector Funds*)
●	Banking Fund*	●	Basic Materials Fund*
●	Biotechnology Fund*	●	Commodities Strategy Fund
●	Consumer Products Fund*	●	Dow 2x Strategy Fund
●	Electronics Fund*	●	Energy Fund*
●	Energy Services Fund*	●	Europe 1.25x Strategy Fund
●	Financial Services Fund*	●	Government Long Bond 1.2x Strategy Fund
●	Health Care Fund*	●	High Yield Strategy Fund
●	Internet Fund*	●	Inverse Dow 2x Strategy Fund
●	Inverse Government Long Bond Strategy Fund	●	Inverse Mid-Cap Strategy Fund
●	Inverse NASDAQ-100 Strategy Fund	●	Inverse Russell 2000 Strategy Fund

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●	Inverse S&P 500 Strategy Fund	●	Japan 2x Strategy Fund
●	Leisure Fund*	●	Mid-Cap 1.5x Strategy Fund
●	NASDAQ-100 2x Strategy Fund	●	NASDAQ-100 Fund
●	Nova Fund	●	Precious Metals Fund*
●	Real Estate Fund	●	Retailing Fund*
●	Russell 2000 1.5x Strategy Fund	●	Russell 2000 2x Strategy Fund
●	S&P 500 2x Strategy Fund	●	S&P 500 Pure Growth Fund
●	S&P 500 Pure Value Fund	●	S&P MidCap 400 Pure Growth Fund
●	S&P MidCap 400 Pure Value Fund	●	S&P SmallCap 600 Pure Growth Fund
●	S&P SmallCap 600 Pure Value Fund	●	Strengthening Dollar 2x Strategy Fund
●	Technology Fund*	●	Telecommunications Fund*
●	Transportation Fund*	●	Utilities Fund*
●	U.S. Government Money Market Fund	●	Weakening Dollar 2x Strategy Fund
Alternative Funds** (i.e., Non-Tradable Funds)
●	Global Managed Futures Strategy Fund**	●	Long Short Equity Fund**
●	Multi-Hedge Strategies Fund**

*	Each a “Sector Fund” and collectively, the “Sector Funds.”
**	Each an “Alternative Fund” and collectively, the “Alternative Funds.” Each Fund other than the Alternative Funds is referred to herein as a “Tradable Fund” and collectively, the “Tradable Funds.”

Security Investors1 is an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”). Guggenheim Partners, Security Investors and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes Security Investors, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Investment Advisors, LLC and other affiliated investment management businesses of Guggenheim Partners.

At meetings held in person on April 17-18, 2023 (the “April Meeting”) and meetings held by videoconference on May 15, 2023 and in person on May 24, 2023 (the “May Meeting”), the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement. As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreement.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the FUSE reports is to present the subject funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. The Committee assessed the data provided in the FUSE reports as well as commentary presented by

[1]

Security Investors also serves as investment adviser to each of Rydex Variable Commodities Strategy CFC, Rydex Variable Managed Futures Strategy CFC and Rydex Variable Multi-Hedge Strategies CFC (each a “Subsidiary” and collectively, the “Subsidiaries”), wholly-owned subsidiaries of the Trust that are organized as limited companies under the laws of the Cayman Islands and used by Commodities Strategy Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund, respectively, to obtain commodities exposure. Pursuant to a separate investment management agreement for each Subsidiary (each a “Subsidiary Advisory Agreement” and collectively, the “Subsidiary Advisory Agreements”), the Subsidiary pays Security Investors an advisory fee at the same rate that the respective Fund pays Security Investors under the Advisory Agreement. The Subsidiary Advisory Agreements do not require annual renewal by the Board and will continue until they are terminated as provided in the Agreements. In addition, Security Investors has entered into a separate waiver agreement with respect to each applicable Fund pursuant to which Security Investors has contractually agreed to waive the advisory fee it receives from the Fund in an amount equal to the advisory fee paid to Security Investors by the respective Subsidiary. This undertaking will continue with respect to each applicable Fund for so long as the Fund invests in the respective Subsidiary, and may be terminated only with the approval of the Board.

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OTHER INFORMATION (Unaudited)(continued)

Guggenheim, including, among other things, a list of Funds for which no peer funds were identified, a summary of notable distinctions between certain Funds and the applicable peer group identified in the FUSE reports and explanations for custom peer groups created for certain Funds that do not fit well into any particular category.

As part of its evaluation of the Adviser and the proposed renewal of the Advisory Agreement, the Committee took into account that the beneficial owners of the Funds are clients of tactical advisors who are engaged to provide tactical asset allocation investment advisory services. Each Tradable Fund is designed to provide such tactical advisors with specific exposures (with the exception of the U.S. Government Money Market Fund which is designed to support tactical advisors seeking to avoid market exposure or preserve capital) while also providing for unlimited trading privileges, and that the Tradable Funds offer a unique set of product features. The Committee noted that each Tradable Fund (other than the U.S. Government Money Market Fund) seeks to track, or correlate to, the performance (before fees and expenses) of a specific benchmark index over certain time periods or a specific market, noting that, because appropriate published indices are not available for many of the Sector Funds and the Real Estate Fund, the Adviser has developed its own methodology to construct internal performance benchmarks for the Sector Funds and the Real Estate Fund. In this regard, the Committee received information regarding the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, including the personnel with primary responsibility for the maintenance and execution of the methodology. The Committee also noted that, in addition to the performance information included in the FUSE reports, the Adviser provided tracking error data for each Tradable Fund (other than the U.S. Government Money Market Fund) relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark. The Committee took into account the limitations of the peer group and universe comparisons provided by FUSE with respect to the Tradable Funds in light of their unique features and the limited size of the marketplace for tradable funds designed to support tactical advisors, noting that there are only two direct competitor product suites.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Committee. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other Guggenheim funds and weighed the factors and standards discussed with Independent Legal Counsel.

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that the Advisory Agreement represented a reasonable business arrangement negotiated at arm’s length and that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term. Following its review of the Committee’s recommendation, the Board approved the renewal of the Advisory Agreement for each Fund for a one-year period ending August 1, 2024 at a meeting held on May 23-24, 2023 (the “May Board Meeting” and together with the May Meeting, the “May Meetings”) and determined to adopt the Committee’s considerations and conclusions, which follow.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, funds in the Guggenheim fund complex, including the Funds. The Committee also considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and index methodologies and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including regulatory, operational, legal and entrepreneurial risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

With respect to the Tradable Funds, the Committee considered their unique product features, including their tradability, the real time cash process employed for such Funds, and the leveraged and inverse strategies offered, the Adviser’s assessment of the value to shareholders provided by the Funds’ structure and the services required by the Adviser to provide the Funds’ unique features, as well as the personnel responsible for such services. The Committee noted that the Tradable Funds allow frequent trading and noted the magnitude of changes in each

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Fund’s assets during 2022, 2021 and 2020. The Committee also considered additional information regarding trading activity in the Tradable Funds during 2022, including monthly purchases and redemptions in dollar value and in number of transactions as well as transaction volume relative to the assets in the Tradable Funds. In this regard, the Committee noted that the real time cash process is utilized by the Adviser to aggregate shareholder flow data to estimate daily net subscriptions or redemptions in order to mitigate the costs associated with the tradability feature, improve tracking and keep the Funds fully invested. The Committee took into account the infrastructure developed by the Adviser to manage the significant volume and size of trading that typically occurs near the end of each business day, as well as the unique considerations required in the portfolio construction process to determine the optimal way to obtain the applicable exposures, including leveraged and inverse exposures, while allowing for high turnover. In addition, the Committee considered information provided by the Adviser analyzing the potential costs to shareholders of investing in tradable mutual funds, such as the Tradable Funds, compared to those of investing in exchange-traded funds, including expense ratios, brokerage commissions and spread costs, as well as the relative advantages and disadvantages of each investment product. The Committee considered that, at the April Meeting, the Adviser’s Head of Quantitative Strategies with investment management responsibility for the Tradable Funds met with the Committee to discuss the Tradable Funds, including the value to shareholders of the tradability and other unique features, the personnel, operations and infrastructure required to provide those features, the reasons why tactical advisors invest in the Tradable Funds rather than other tradable products, such as exchange-traded funds, for their clients, and the level of trading activity in the Tradable Funds. With respect to the Sector Funds and the Real Estate Fund, the Committee also considered the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, noting the Adviser’s statement that it uses a quantitative portfolio investment process that also requires investment discretion in implementing adjustments for factors that affect tradability and liquidity, changing dynamics within a sector, and corporate actions such as spin-offs, among other adjustments.

In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), established to oversee the fund administration, accounting and transfer agency services provided to the Funds and other Guggenheim funds, including the OCFO’s resources, personnel and services provided.

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GPIMH.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance: Except as otherwise noted, the Committee received, for each Fund, investment returns for the since-inception, ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2022, as applicable. For certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, only investment returns for the five-year, three-year and one-year periods ended December 31, 2022, as applicable, were received. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark and a peer group of similar funds based on asset levels as identified by FUSE, and for certain Funds, a broader universe of funds, in each case for the same periods, as applicable. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group and universe, if any, for performance and expense comparisons. For the Tradable Funds (other than the U.S. Government Money Market Fund), the Committee received tracking error data for such Funds relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark for the five-year, three-year and one-year periods ended December 31, 2022, as applicable. For certain Tradable Funds with only one or two identified peer funds from the two direct competitor product suites, the Committee received a comparison of the tracking error of each Fund to the tracking error of a peer fund, in each case for the same periods, as applicable. The Committee also received certain performance information for the Alternative Funds (i.e., the non-Tradable Funds) as of March 31, 2023. In assessing each Fund’s performance, the Committee considered that the Board receives regular reporting from Guggenheim regarding performance and evaluates performance throughout the year.

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With respect to the Tradable Funds (other than the U.S. Government Money Market Fund), the Committee considered the Adviser’s statement that such Funds are designed as a suite of products seeking to provide a number of broad and specific exposures for tactical advisors and also considered that the Funds have a unique set of product features designed to meet the needs of those tactical advisors, which has an impact on performance. The Committee considered the Adviser’s statement that, in circumstances where there are significant deviations from expected returns, management seeks to understand the cause of such deviations and determine if any remedial actions should be considered, noting that no such remedial actions were currently deemed necessary by the Adviser to address performance. The Committee also considered the Adviser’s discussion of factors that contribute to such deviations, including shareholder activity, financing costs associated with leverage and investment instruments used to achieve certain exposures, noting the Adviser’s statement that expenses and transaction costs based on shareholder activity are the primary drivers of performance differences. In this connection, the Committee considered the tracking error of each Fund’s shares relative to its applicable benchmark index or Guggenheim-constructed internal performance benchmark and, for certain Tradable Funds, compared to the tracking error of a peer fund. The Committee considered the Adviser’s commentary explaining the higher levels of tracking error for certain Funds.

With respect to certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds in the two direct competitor product suites and noted the Adviser’s statement that certain Tradable Funds do not have any peer funds that provide the same index, leverage or inverse exposure. The Committee also considered management’s commentary explaining instances of significant underperformance (defined as greater than 100 basis points) of such Funds over the five-year, three-year and/or one-year periods ended December 31, 2022, relative to their respective peer funds, attributing such relative underperformance to, among other factors, differences in portfolio construction methodologies and exposures. The Committee noted that the two direct competitor product suites do not offer a fund comparable to the Commodities Strategy Fund and considered a comparison to a peer group identified in the FUSE report that includes actively-managed funds, noting the limitations in the comparability of such peer group.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and that only one other fund in its peer group identified in the FUSE report has product features that make it comparable in this regard. The Committee considered that the Fund performed in line with the comparable peer fund over the five-year period and slightly underperformed the comparable peer fund over three-year period ended December 31, 2022, while, in contrast, its performance ranked in the fourth quartile of the broader peer group over the five-year, three-year and one-year time periods.

With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, including unlimited trading privileges, noting the Adviser’s statement that certain peer funds also cover a narrower or wider market segment than the applicable Fund. The Committee considered management’s commentary explaining such Funds’ underperformance, as applicable, over the five-year, three-year and one-year periods ended December 31, 2022, relative to their respective peer groups, attributing such underperformance to, among other factors, high turnover associated with daily shareholder flows, differences in exposures and the Funds’ modified cap weighting approach to portfolio construction.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), in seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds. With respect to Multi-Hedge Strategies Fund, the Committee considered that the performance universe is limited in size and is comprised of only one other fund. The Committee observed that the Multi-Hedge Strategies Fund outperformed the one fund included in its performance universe for each of the relevant periods considered. In addition, the Committee made the following observations:

Long Short Equity Fund: The Fund’s returns ranked in the 100th and 1st percentiles of its performance universe for the five-year and three-year periods ended December 31, 2022, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the five-year time period was primarily due to the Fund’s fundamental factor tilts. The Committee noted management’s statement that the Fund’s long exposure to value detracted from investment performance from early 2018 through early 2020 as growth stocks outperformed during that period. The Committee also noted management’s statement that the Fund’s net short exposure to oil prices within the energy sector following the onset of the Russia-Ukraine war in early 2022 also contributed to relative underperformance. The Committee considered that the performance universe is limited in size and is comprised of only two other funds.

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Global Managed Futures Strategy Fund: The Fund’s returns ranked in the 82nd and 83rd percentiles of its performance universe for the five-year and three-year periods ended December 31, 2022, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the five-year and three-year time periods was primarily due to the Fund targeting a lower level of risk relative to its performance universe. The Committee took into account management’s statements that the portfolio management team increased the Fund’s risk target in 2021 to be more in line with peers and the Fund experienced a performance ranking that compared more favorably relative to its performance universe for the one-year period ended December 31, 2022. The Committee also noted management’s further explanation of the Fund’s performance at the April Meeting.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that: (i) each Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and/or efforts to improve investment performance.

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee2 and total net expense ratio to the applicable peer group, if any. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group of funds. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that evaluations seek to incorporate a variety of factors with a general focus on ensuring fees and expenses: (i) are competitive; (ii) give consideration to resource support requirements; and (iii) ensure Funds are able to deliver on shareholder return expectations. The Committee also considered Guggenheim’s discussion of information regarding fee and expense trends across the open-end fund industry and its response to those trends with respect to the funds in the Guggenheim fund complex, including the Funds.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by Guggenheim to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable. The Committee noted Guggenheim’s statement that it does not provide advisory services to other clients that have investment strategies similar to those of the Funds, other than the retail fund counterparts to the Funds and certain other clients with respect to Long Short Equity Fund, each of which is charged the same advisory fee as the corresponding Fund.

With respect to the Tradable Funds that are designed to track a widely available index, which have only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds, noting the Adviser’s statement that only one of the two direct competitor product suites is directly comparable for purposes of assessing such Funds’ advisory fees. For those Tradable Funds with a peer fund from the directly comparable product suite, the Committee noted that each Fund’s contractual advisory fee was equal to or lower than the contractual advisory fee charged to the peer fund, with the exception of 15 Funds for which the contractual advisory fee of 0.90% of its average daily net assets was five basis points higher than the contractual advisory fee charged to the peer fund. With respect to each of those 15 Funds, the Committee noted the continuation through August 1, 2024 of management’s agreement, implemented as part of the 2021 annual contract review process, to reduce the total net expense ratio of each such Fund by 0.05% of its average daily net assets.3 For those Tradable Funds with a peer fund from the directly comparable product suite, the Committee also considered that each Fund’s net effective management fee was generally competitive. The Committee noted that for Funds with a higher total net expense ratio as compared to the peer fund, the higher total net expense ratio was driven primarily by the higher other operating expenses of each such Fund.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and that only one other fund in its peer group identified in the FUSE report is directly comparable in terms of product features offered. The Committee considered that, as of the Fund’s and the peer fund’s respective fiscal year ends, the Fund’s contractual advisory fee, net effective management fee and total net expense ratio were lower than those of the comparable peer fund.

[2]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

[3]

Inverse Government Long Bond Strategy Fund, Inverse Dow 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, Inverse NASDAQ-100 Strategy Fund, Inverse Russell 2000 Strategy Fund, NASDAQ-100 2x Strategy Fund, Europe 1.25x Strategy Fund, Russell 2000 2x Strategy Fund, Dow 2x Strategy Fund, Russell 2000 1.5x Strategy Fund, Inverse S&P 500 Strategy Fund, Inverse Mid-Cap Strategy Fund, S&P 500 2x Strategy Fund and Mid Cap 1.5x Strategy Fund.

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OTHER INFORMATION (Unaudited)(continued)

With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, such as unlimited trading privileges. As a result, the fee and expense comparisons are more difficult given the uniqueness of both the Funds’ structure and the portfolio management needed to meet client requirements.

The Committee considered management’s agreement, as part of the 2023 annual contract review process, to reduce the total net expense ratio of each Tradable Fund (other than the U.S. Government Money Market Fund) by 0.05% of its average daily net assets through an expense reimbursement and/or waiver agreement effective August 1, 2023 for an initial term ending August 1, 2024 for each Fund, with such reduction to apply in addition to any other contractual waiver and/or reimbursement arrangements already in place. As stated above, the Committee also noted the continuation through August 1, 2024 of management’s separate agreement, implemented as part of the 2021 annual contract review process, to reduce the total net expense ratio of each Tradable Fund with a contractual advisory fee of 0.90% of its average daily net assets by 0.05% of its average daily net assets through an expense reimbursement and/or waiver agreement.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), except as to the individual Fund discussed below, the Committee observed that the contractual advisory fee, net effective management fee and total net expense ratio for each Fund each rank in the third quartile or better of such Fund’s peer group. With respect to Multi-Hedge Strategies Fund, the Committee considered that the peer group is limited in size and is comprised of only one other fund. In addition, the Committee made the following observations:

Long Short Equity Fund: The Fund’s contractual advisory fee, net effective management fee and total net expense ratio each rank in the fourth quartile (each in the 100th percentile) of its peer group. The Committee noted the Fund’s higher other operating expenses compared to its peers. The Committee considered that the peer group is limited in size and is comprised of only two other funds.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2022, gross revenues received, and expenses incurred directly or through allocations, by Guggenheim Investments, expense waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2021. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis. In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit and the representation by the Chief Financial Officer of Guggenheim Investments that such methods provided a reasonable basis for determining the profitability of the Adviser with respect to each Fund. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented.

The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s statement that, although it does not consider such benefits to be fall-out benefits, the Adviser may benefit from certain economies of scale and synergies, such as enhanced visibility of the Adviser, enhanced leverage in fee negotiations and other synergies arising from offering a broad spectrum of products, including the Funds.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that the comparative fees and the benefits realized by the Adviser from its relationship with the Funds reflected reasonable business arrangements negotiated at arm’s length and that the Adviser’s profitability from its relationship with the Funds was not unreasonable.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee considered that Guggenheim believes it is appropriately sharing potential economies of scale and that Guggenheim’s decrease in 2022 in overall expenses was attributable to decreased

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OTHER INFORMATION (Unaudited)(continued)

product costs driven by lower average assets under management and lower non-recurring costs related to closed-end fund matters as well as a decrease in compensation and benefits. The Committee also considered that although expenses related to investment resources decreased in 2022, Guggenheim’s shared services expenses and certain other expenses increased in 2022.

The Committee also noted the process employed by the Adviser to evaluate whether it would be appropriate to institute a new breakpoint for an Alternative Fund (i.e., a non-Tradable Fund), with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and expenses; (v) whether there are any anticipated expenditures that may benefit the Fund in the future; (vi) Fund profit level margins; (vii) relative Fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (ix) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

As part of its assessment of economies of scale, the Committee took into account Guggenheim’s representation that it seeks to share economies of scale through a number of means, including advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the fund business. The Committee also received information regarding amounts that had been shared with shareholders through such expense waivers and limitations and considered that the newly agreed expense reimbursement and/or waiver arrangement would produce additional savings to shareholders. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and May Meetings, as well as other considerations, the Committee concluded that the advisory fee for each Fund reflected a reasonable business arrangement negotiated at arm’s length.

Overall Conclusions

The Committee concluded that the investment advisory fees reflect reasonable business arrangements negotiated at arm’s length in light of the extent and quality of the services provided and other benefits received and that the renewal of the Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of his or her informed business judgment, may afford different weights to different factors.

Following its review of the Committee’s analysis and determinations, the Board adopted the considerations and conclusions of the Committee and determined to approve the renewal of the Advisory Agreement.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Funds’ Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2019 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	155

Current: Advent Convertible and Income Fund (2005-present); Purpose Investments Funds (2013-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021).

Angela Brock-Kyle (1959)	Trustee	Since 2016	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present); Director, Mutual Fund Directors Forum (2022-present). Former: Senior Leader, TIAA (financial services firm) (1987-2012).	154

Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Infinity Property & Casualty Corp. (2014-2018).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2005 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (registered investment adviser) (1996-present); Chief Executive Officer, ETF Flows, LLC (financial advisor education and research provider) (2019-present); Chief Executive Officer, Lydon Media (2016-present); Director, GDX Index Partners, LLC (index provider) (2021-present); Vice Chairman, VettaFi (financial advisor content, research and digital distribution provider) (2022-present).	154

Current: US Global Investors, Inc. (GROW) (1995-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Harvest Volatility Edge Trust (3) (2017-2019).

Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2019	Current: Of Counsel, Momkus LLP (law firm) (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (law firm) (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	155

Current: Advent Convertible and Income Fund (2003-present); PPM Funds (2) (2018-present); NorthShore-Edward-Elmhurst Health (2012-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2016 (Trustee) Since 2019 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (construction and real estate development company) (2007-2017).	154

Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); SSGA Master Trust (1) (2018-2020).

Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2019

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (registered broker dealer) (1982-1999).

				154

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2019	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	154	Former: Fiduciary/Claymore Energy Infrastructure Fund (2018-2022); Guggenheim Enhanced Equity Income Fund (2018-2021); Guggenheim Credit Allocation Fund (2018-2021).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Energy & Income Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of her position with the Funds’ Adviser and/or the parent of the Adviser.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
Officers
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2019

Current: President, Mutual Funds Boards, Guggenheim Investments (2022-present); President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Mutual Funds Boards, Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (2018-present); Board Member, Guggenheim Partners Investments Funds plc (2022-present); Board Member, Guggenheim Global Investments plc (2022-present); Board Member, Guggenheim Partners Fund Management (Europe) Limited (2018-present).

Former: Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-2022); Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Chairman of North American Executive Committee and Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James Howley (1972)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2022

Current: Managing Director, Guggenheim Investments (2004-present); Chief Financial Officer, Chief Accounting Officer, and Treasurer, certain other funds in the Fund Complex (2022-present).

Former: Assistant Treasurer, certain other funds in the Fund Complex (2006-2022); Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2017	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2018	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present); Senior Managing Director, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
officers - concluded
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2016

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2019

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Director, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North Ameri-ca) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York, 10017, is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In compliance with SEC Rule 22e-4 under the U.S. Investment Company Act of 1940 (the “Liquidity Rule”), the Rydex Variable Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund” and, collectively, the “Funds”). The Trust’s Board of Trustees (the “Board”) has also designated a Program administrator (the “Administrator”).

The Liquidity Rule requires that the Program be reasonably designed to assess and manage each Fund’s liquidity risk. A Fund’s “liquidity risk” (as defined in the Liquidity Rule) is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Program includes a number of elements that support the assessment, management and periodic review of liquidity risk. In accordance with the Program, each Fund’s liquidity risk is assessed, managed, and periodically reviewed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, short-term and long-term cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. There is no guarantee that the Program will achieve its objective under all circumstances.

Under the Program, each Fund portfolio investment is classified into one of four liquidity categories. The classification is based on a determination of the number of days a Fund reasonably expects to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Program is reasonably designed to meet Liquidity Rule requirements relating to “highly liquid investment minimums” (i.e., the minimum amount of a Fund’s net assets to be invested in highly liquid investments that are assets) and to monitor compliance with the Liquidity Rule’s limitations on a Fund’s investments in “illiquid investments” (as defined in the Liquidity Rule). Under the Liquidity Rule, a Fund is prohibited from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

During the period covered by this shareholder report, the Board received a written report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from March 31, 2022, to March 31, 2023. The Report summarized the Administrator’s assessment of the Program’s implementation and concluded that the Program operated effectively, the Program had been and continued to be reasonably designed to assess and manage each Fund’s liquidity risk, and the Program has been adequately and effectively implemented to monitor and respond to the Funds’ liquidity developments, as applicable.

Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

6.30.2023

Rydex Variable Trust Funds Semi-Annual Report

Sector Funds
Banking Fund
Basic Materials Fund
Biotechnology Fund
Consumer Products Fund
Electronics Fund
Energy Fund
Energy Services Fund
Financial Services Fund
Health Care Fund
Internet Fund
Leisure Fund
Precious Metals Fund
Real Estate Fund
Retailing Fund
Technology Fund
Telecommunications Fund
Transportation Fund
Utilities Fund

GuggenheimInvestments.com	RVASECF-SEMI-2-0623X1223

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
BANKING FUND	7
BASIC MATERIALS FUND	13
BIOTECHNOLOGY FUND	19
CONSUMER PRODUCTS FUND	25
ELECTRONICS FUND	31
ENERGY FUND	37
ENERGY SERVICES FUND	43
FINANCIAL SERVICES FUND	48
HEALTH CARE FUND	55
INTERNET FUND	61
LEISURE FUND	67
PRECIOUS METALS FUND	73
REAL ESTATE FUND	79
RETAILING FUND	86
TECHNOLOGY FUND	92
TELECOMMUNICATIONS FUND	98
TRANSPORTATION FUND	104
UTILITIES FUND	110
NOTES TO FINANCIAL STATEMENTS	116
OTHER INFORMATION	124
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	132
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	138
LIQUIDITY RISK MANAGEMENT PROGRAM	141

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2023

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for 18 of our Funds (the “Funds”) that are part of the Rydex Variable Trust. This report covers performance of the Funds for the semi-annual period ended June 30, 2023 (the “Reporting Period”).

The Investment Adviser is a part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Security Investors, LLC

July 31, 2023

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

Sector funds may not be suitable for all investors. Investing in sector funds is more volatile than investing in broadly diversified funds, as there is a greater risk due to the concentration of the Fund’s holdings in issuers of the same or similar offerings. Certain of the Funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of fund shares than would occur in a more diversified fund.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2023

The fundamental backdrop we see for the economy is that inflation, while making some progress, continues to run well above target while the labor market appears overheated. As a result, the U.S. Federal Reserve (the “Fed”) is employing a deliberate and forceful strategy which has the effect of weakening the economy. The Fed believes this strategy is required to meaningfully reduce inflation. We expect Fed policymakers to deliver an additional rate hike in September 2023 as they try to limit an undue easing of financial conditions that could risk a resurgence in inflation. Quantitative tightening appears likely to continue at least into early 2024.

Despite the abrupt tightening of Fed policy seen over recent quarters, growth of real gross domestic product has been resilient, aided by a significant fiscal expansion and easing inflation pressures that have boosted real personal consumption. Indeed, headline personal consumption expenditures inflation has slowed to 2.5% on an annualized basis in the three months ended May 2023, down from 7.3% in the corresponding period a year earlier, helping to lift real income growth and support consumer spending.

Notwithstanding recent stronger-than-expected economic activity, we continue to believe the Fed’s policy measures will likely result in a higher unemployment rate and may ultimately lead to a recession. A range of leading indicators, including a low unemployment rate, an inverted yield curve, a declining leading economic index, and falling consumer confidence, suggest a downturn may be approaching.

While a recession understandably provokes fear among investors, in this environment it is arguably not the worst outcome from a medium-term perspective, as we see signs a recession could be moderate in its severity. Moreover, we expect inflation to be brought under control as spending and demand for labor cool, in turn allowing the Fed to start to ease its monetary policy stance as we progress through 2024.

For the Reporting Period, the S&P 500® Index* returned 16.89%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 11.67%. The return of the MSCI Emerging Markets Index* was 4.89%.

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a 2.09% return for the Reporting Period, while the Bloomberg U.S. Corporate High Yield Index* returned 5.38%. The return of the ICE Bank of America (“BofA”) 3-Month U.S. Treasury Bill Index* was 2.27% for the Reporting Period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	June 30, 2023

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

MSCI U.S. REIT Index is a free float market capitalization weighted index that is comprised of equity real estate investment trust (“REIT”) securities that belong to the MSCI U.S. Investable Market 2500 Index. The MSCI U.S. REIT Index includes only REIT securities that are of reasonable size in terms of full and free float-adjusted market capitalization to ensure that the performance of the equity REIT universe can be captured and replicated in actual institutional and retail portfolios of different sizes.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

S&P 500® Consumer Discretionary Index is a sub-index of the S&P 500®. The Consumer Discretionary index includes companies in the following industries: automobiles and components, consumer durables, apparel, hotels, restaurants, leisure, media and retailing.

S&P 500® Consumer Staples Index is a sub-index of the S&P 500®. The Consumer Staples index comprises companies whose businesses are less sensitive to economic cycles. It includes manufacturers and distributors of food, beverages and tobacco and producers of non-durable household goods and personal products. It also includes food & drug retailing companies as well as hypermarkets and consumer super centers.

S&P 500® Energy Index is a sub-index of the S&P 500®. The Energy index comprises companies whose businesses are dominated by either of the following activities: The construction or provision of oil rigs, drilling equipment and other energy-related equipment and services, including seismic data collection; companies engaged in the exploration, production, marketing, refining and/or transportation of oil and gas products, coal and other consumable fuels.

S&P 500® Financials Index is a sub-index of the S&P 500®. The Financials index contains companies involved in activities such as banking, mortgage finance, consumer finance, specialized finance, investment banking and brokerage, asset management and custody, corporate lending, insurance, and financial investment, and real estate, including REITs.

S&P 500® Health Care Index is a sub-index of the S&P 500®. The Health Care index encompasses two main industry groups. The first includes companies who manufacture health care equipment and supplies or provide health care related services, including distributors of health care products, providers of basic health-care services, and owners and operators of health care facilities and organizations. The first group also includes companies operating in the health care technology industry. The second group includes companies primarily involved in the research, development, production and marketing of pharmaceuticals, biotechnology and life sciences products.

S&P 500® Industrials Index is a sub-index of the S&P 500®. The Industrials index includes companies whose businesses are dominated by one of the following activities: the manufacture and distribution of capital goods, including aerospace & defense, construction, engineering & building products, electrical equipment and industrial machinery; the provision of commercial services and supplies, including printing, environmental, office and security services; the provision of professional services, including employment and research & consulting services; or the provision of transportation services, including airlines, couriers, marine, road & rail and transportation infrastructure.

S&P 500® Information Technology Index is a sub-index of the S&P 500®. The Information Technology index covers the following general areas: technology software & services, including companies that primarily develop software in various fields such as the Internet, applications, systems, databases management and/or home entertainment, and companies that provide information technology consulting and services, as well as data processing and outsourced services; secondly, technology hardware & equipment, including manufacturers and distributors of communications equipment, computers & peripherals, electronic equipment and related instruments; and thirdly, semiconductors & semiconductor equipment manufacturers.

S&P 500® Materials Index is a sub-index of the S&P 500®. The Materials index encompasses a wide range of commodity-related manufacturing industries. Included in this sector are companies that manufacture chemicals, construction materials, glass, paper, forest products and related packaging products, and metals, minerals and mining companies, including producers of steel.

S&P 500® Telecommunications Services Index is a sub-index of the S&P 500®. The Telecommunications Services index contains companies that provide communications services primarily through a fixed-line, cellular, wireless, high bandwidth and/or fiber optic cable network.

S&P 500® Utilities Index is a sub-index of the S&P 500®. The Utilities index encompasses those companies considered electric, gas or water utilities, or companies that operate as independent producers and/or distributors of power.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2022 and ending June 30, 2023.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value December 31, 2022	Ending Account Value June 30, 2023	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Banking Fund	1.79%	(16.11%)	$ 1,000.00	$ 838.90	$ 8.16
Basic Materials Fund	1.79%	3.95%	1,000.00	1,039.50	9.05
Biotechnology Fund	1.79%	(2.29%)	1,000.00	977.10	8.77
Consumer Products Fund	1.79%	0.40%	1,000.00	1,004.00	8.89
Electronics Fund	1.80%	40.65%	1,000.00	1,406.50	10.74
Energy Fund	1.79%	(4.44%)	1,000.00	955.60	8.68
Energy Services Fund	1.78%	(5.43%)	1,000.00	945.70	8.59
Financial Services Fund	1.79%	0.46%	1,000.00	1,004.60	8.90
Health Care Fund	1.80%	1.65%	1,000.00	1,016.50	9.00
Internet Fund	1.80%	30.74%	1,000.00	1,307.40	10.30
Leisure Fund	1.80%	18.22%	1,000.00	1,182.20	9.74
Precious Metals Fund	1.69%	(0.14%)	1,000.00	998.60	8.37
Real Estate Fund	1.79%	2.56%	1,000.00	1,025.60	8.99
Retailing Fund	1.79%	8.75%	1,000.00	1,087.50	9.26
Technology Fund	1.79%	33.64%	1,000.00	1,336.40	10.37
Telecommunications Fund	1.79%	2.47%	1,000.00	1,024.70	8.99
Transportation Fund	1.79%	25.34%	1,000.00	1,253.40	10.00
Utilities Fund	1.79%	(5.54%)	1,000.00	944.60	8.63

Table 2. Based on hypothetical 5% return (before expenses)
Banking Fund	1.79%	5.00%	$ 1,000.00	$ 1,015.92	$ 8.95
Basic Materials Fund	1.79%	5.00%	1,000.00	1,015.92	8.95
Biotechnology Fund	1.79%	5.00%	1,000.00	1,015.92	8.95
Consumer Products Fund	1.79%	5.00%	1,000.00	1,015.92	8.95
Electronics Fund	1.80%	5.00%	1,000.00	1,015.87	9.00
Energy Fund	1.79%	5.00%	1,000.00	1,015.92	8.95
Energy Services Fund	1.78%	5.00%	1,000.00	1,015.97	8.90
Financial Services Fund	1.79%	5.00%	1,000.00	1,015.92	8.95
Health Care Fund	1.80%	5.00%	1,000.00	1,015.87	9.00
Internet Fund	1.80%	5.00%	1,000.00	1,015.87	9.00
Leisure Fund	1.80%	5.00%	1,000.00	1,015.87	9.00
Precious Metals Fund	1.69%	5.00%	1,000.00	1,016.41	8.45
Real Estate Fund	1.79%	5.00%	1,000.00	1,015.92	8.95
Retailing Fund	1.79%	5.00%	1,000.00	1,015.92	8.95
Technology Fund	1.79%	5.00%	1,000.00	1,015.92	8.95
Telecommunications Fund	1.79%	5.00%	1,000.00	1,015.92	8.95
Transportation Fund	1.79%	5.00%	1,000.00	1,015.92	8.95
Utilities Fund	1.79%	5.00%	1,000.00	1,015.92	8.95

[1]	Annualized.
[2]

Expenses are equal to the Funds’ annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2022 to June 30, 2023.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

BANKING FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions (“Banking Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings	% of Total Net Assets
JPMorgan Chase & Co.	4.2%
Wells Fargo & Co.	4.2%
Bank of America Corp.	4.0%
Citigroup, Inc.	3.9%
U.S. Bancorp	3.6%
PNC Financial Services Group, Inc.	3.5%
Capital One Financial Corp.	3.2%
Truist Financial Corp.	3.1%
Bank of New York Mellon Corp.	2.9%
State Street Corp.	2.4%
Top Ten Total	35.0%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†
Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Banking Fund	(16.11%)	(13.38%)	(2.06%)	3.63%
S&P 500 Financials Index	(0.53%)	9.50%	7.20%	10.12%
S&P 500 Index	16.89%	19.59%	12.31%	12.86%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Financials Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
BANKING FUND

	Shares	Value
COMMON STOCKS† - 97.8%

Banks - 91.9%
JPMorgan Chase & Co.	1,292	$187,908
Wells Fargo & Co.	4,337	185,103
Bank of America Corp.	6,227	178,653
Citigroup, Inc.	3,770	173,571
U.S. Bancorp	4,797	158,493
PNC Financial Services Group, Inc.	1,246	156,934
Truist Financial Corp.	4,496	136,454
Bank of New York Mellon Corp.	2,938	130,800
State Street Corp.	1,460	106,843
M&T Bank Corp.	803	99,379
Fifth Third Bancorp	3,551	93,072
Regions Financial Corp.	5,027	89,581
Huntington Bancshares, Inc.	8,002	86,262
Northern Trust Corp.	1,161	86,077
Citizens Financial Group, Inc.	2,849	74,302
Toronto-Dominion Bank	1,143	70,877
ICICI Bank Ltd. ADR	3,013	69,540
East West Bancorp, Inc.	1,141	60,233
KeyCorp	6,512	60,171
First Citizens BancShares, Inc. — Class A	45	57,755
Royal Bank of Canada	594	56,733
HDFC Bank Ltd. ADR	805	56,108
NU Holdings Limited/Cayman Islands — Class A*	7,089	55,932
Cullen/Frost Bankers, Inc.	518	55,701
Webster Financial Corp.	1,459	55,077
First Horizon Corp.	4,766	53,713
Comerica, Inc.	1,229	52,060
Bank of Nova Scotia	1,025	51,291
Commerce Bancshares, Inc.	1,047	50,989
Popular, Inc.	834	50,474
HSBC Holdings plc ADR[1]	1,224	48,495
Prosperity Bancshares, Inc.	852	48,121
SouthState Corp.	718	47,244
Wintrust Financial Corp.	649	47,130
Bank OZK	1,168	46,907
Pinnacle Financial Partners, Inc.	810	45,886
Old National Bancorp	3,248	45,277
Synovus Financial Corp.	1,481	44,800
Banco Bradesco S.A. ADR	12,775	44,201
FNB Corp.	3,820	43,701
Bank of Montreal	478	43,168
First Financial Bankshares, Inc.	1,511	43,048
Columbia Banking System, Inc.	2,103	42,649
United Bankshares, Inc.	1,410	41,835
Zions Bancorp North America[1]	1,515	40,693
Cadence Bank	2,069	40,635
Western Alliance Bancorporation[1]	1,114	40,628
Canadian Imperial Bank of Commerce	931	39,735
UBS Group AG*	1,929	39,101
Valley National Bancorp	5,030	38,982
Hancock Whitney Corp.	989	37,958
United Community Banks, Inc.	1,444	36,086

Deutsche Bank AG	3,250	34,222
Associated Banc-Corp.	2,095	34,002
Texas Capital Bancshares, Inc.*	660	33,990
Cathay General Bancorp	998	32,126
Ameris Bancorp	918	31,405
First Interstate BancSystem, Inc. — Class A	1,261	30,062
Fulton Financial Corp.	2,501	29,812
UMB Financial Corp.	484	29,476
Seacoast Banking Corporation of Florida	1,308	28,907
CVB Financial Corp.	2,111	28,034
PacWest Bancorp[1]	2,447	19,943
Independent Bank Corp.	436	19,406
Total Banks		4,097,751

Diversified Financial Services - 3.2%
Capital One Financial Corp.	1,286	140,650

Savings & Loans - 2.7%
New York Community Bancorp, Inc.	5,705	64,124
Pacific Premier Bancorp, Inc.	1,460	30,193
Washington Federal, Inc.	1,039	27,554
Total Savings & Loans		121,871

Total Common Stocks
(Cost $3,418,494)		4,360,272

PREFERRED STOCKS† - 1.3%

Financial - 1.3%
Itau Unibanco Holding S.A.
ADR	9,928	58,575

Total Preferred Stocks
(Cost $45,936)		58,575

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$19,239	19,239
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	8,464	8,464
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	7,695	7,695
Total Repurchase Agreements
(Cost $35,398)		35,398

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
BANKING FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 2.6%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[4]	114,790	$114,790
Total Securities Lending Collateral
(Cost $114,790)		114,790

Total Investments - 102.5%
(Cost $3,614,618)		$4,569,035
Other Assets & Liabilities, net - (2.5)%		(111,268)
Total Net Assets - 100.0%		$4,457,767

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2023.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,360,272	$—	$—	$4,360,272
Preferred Stocks	58,575	—	—	58,575
Repurchase Agreements	—	35,398	—	35,398
Securities Lending Collateral	114,790	—	—	114,790
Total Assets	$4,533,637	$35,398	$—	$4,569,035

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

BANKING FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments, at value - including $110,832 of securities loaned (cost $3,579,220)	$4,533,637
Repurchase agreements, at value (cost $35,398)	35,398
Receivables:
Dividends	14,786
Foreign tax reclaims	502
Securities lending income	149
Interest	5
Total assets	4,584,477

Liabilities:
Payable for:
Return of securities lending collateral	114,790
Management fees	2,987
Transfer agent fees	1,272
Investor service fees	879
Portfolio accounting and administration fees	544
Fund shares redeemed	525
Trustees’ fees*	46
Miscellaneous	5,667
Total liabilities	126,710
Net assets	$4,457,767

Net assets consist of:
Paid in capital	$4,644,868
Total distributable earnings (loss)	(187,101)
Net assets	$4,457,767
Capital shares outstanding	55,839
Net asset value per share	$79.83

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends (net of foreign withholding tax of $1,011)	$57,779
Interest	428
Income from securities lending, net	612
Total investment income	58,819

Expenses:
Management fees	13,328
Investor service fees	3,920
Transfer agent fees	4,529
Portfolio accounting and administration fees	2,431
Professional fees	2,284
Trustees’ fees*	353
Custodian fees	230
Miscellaneous	1,006
Total expenses	28,081
Net investment income	30,738

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	47,670
Net realized gain	47,670
Net change in unrealized appreciation (depreciation) on:
Investments	(506,554)
Net change in unrealized appreciation (depreciation)	(506,554)
Net realized and unrealized loss	(458,884)
Net decrease in net assets resulting from operations	$(428,146)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$30,738	$51,206
Net realized gain (loss) on investments	47,670	(55,458)
Net change in unrealized appreciation (depreciation) on investments	(506,554)	(1,610,204)
Net decrease in net assets resulting from operations	(428,146)	(1,614,456)

Distributions to shareholders	—	(65,582)

Capital share transactions:
Proceeds from sale of shares	3,901,737	20,272,120
Distributions reinvested	—	65,582
Cost of shares redeemed	(2,666,005)	(21,914,174)
Net increase (decrease) from capital share transactions	1,235,732	(1,576,472)
Net increase (decrease) in net assets	807,586	(3,256,510)

Net assets:
Beginning of period	3,650,181	6,906,691
End of period	$4,457,767	$3,650,181

Capital share activity:
Shares sold	46,566	182,383
Shares issued from reinvestment of distributions	—	678
Shares redeemed	(29,086)	(203,900)
Net increase (decrease) in shares	17,480	(20,839)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

BANKING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$95.16	$116.67	$88.04	$97.20	$76.46	$95.19
Income (loss) from investment operations:
Net investment income (loss)[b]	.84	1.01	.82	1.18	.94	.56
Net gain (loss) on investments (realized and unrealized)	(16.17)	(20.83)	28.58	(9.63)	20.67	(18.70)
Total from investment operations	(15.33)	(19.82)	29.40	(8.45)	21.61	(18.14)
Less distributions from:
Net investment income	—	(1.69)	(.77)	(.71)	(.87)	(.56)
Net realized gains	—	—	—	—	—	(.03)
Total distributions	—	(1.69)	(.77)	(.71)	(.87)	(.59)
Net asset value, end of period	$79.83	$95.16	$116.67	$88.04	$97.20	$76.46

Total Return[c]	(16.11%)	(17.02%)	33.49%	(8.46%)	28.39%	(19.19%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,458	$3,650	$6,907	$4,234	$5,838	$5,548
Ratios to average net assets:
Net investment income (loss)	1.96%	0.95%	0.73%	1.60%	1.07%	0.59%
Total expenses	1.79%	1.77%	1.69%	1.82%	1.82%	1.71%
Portfolio turnover rate	101%	375%	351%	529%	246%	320%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

BASIC MATERIALS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials (“Basic Materials Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings	% of Total Net Assets
Linde plc	4.9%
Air Products and Chemicals, Inc.	2.9%
Sherwin-Williams Co.	2.9%
Freeport-McMoRan, Inc.	2.7%
Ecolab, Inc.	2.5%
Nucor Corp.	2.4%
Vale S.A. ADR	2.3%
Corteva, Inc.	2.2%
Dow, Inc.	2.2%
PPG Industries, Inc.	2.1%
Top Ten Total	27.1%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†
Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Basic Materials Fund	3.95%	10.46%	7.35%	7.51%
S&P 500 Materials Index	7.74%	15.12%	9.75%	10.31%
S&P 500 Index	16.89%	19.59%	12.31%	12.86%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Materials Index are an unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
BASIC MATERIALS FUND

	Shares	Value
COMMON STOCKS† - 99.4%

Chemicals - 40.5%
Linde plc	1,132	$431,383
Air Products and Chemicals, Inc.	865	259,093
Sherwin-Williams Co.	957	254,103
Ecolab, Inc.	1,168	218,054
Dow, Inc.	3,579	190,617
PPG Industries, Inc.	1,256	186,265
DuPont de Nemours, Inc.	2,376	169,741
Albemarle Corp.	715	159,509
LyondellBasell Industries N.V. — Class A	1,646	151,152
International Flavors & Fragrances, Inc.	1,735	138,089
Nutrien Ltd.	2,131	125,835
CF Industries Holdings, Inc.	1,671	116,001
FMC Corp.	1,044	108,931
RPM International, Inc.	1,205	108,125
Mosaic Co.	3,013	105,455
Celanese Corp. — Class A	906	104,915
Eastman Chemical Co.	1,178	98,622
Axalta Coating Systems Ltd.*	2,574	84,453
Olin Corp.	1,553	79,809
Chemours Co.	2,055	75,809
Valvoline, Inc.	2,013	75,508
Livent Corp.*	2,535	69,535
Huntsman Corp.	2,541	68,658
Element Solutions, Inc.	3,355	64,416
Westlake Corp.	532	63,558
Ashland, Inc.	728	63,270
Total Chemicals		3,570,906

Mining - 24.0%
Freeport-McMoRan, Inc.	5,971	238,840
Newmont Corp.	4,218	179,940
Barrick Gold Corp.	10,576	179,052
Rio Tinto plc ADR	2,090	133,426
BHP Group Ltd. ADR	2,161	128,947
Agnico Eagle Mines Ltd.	2,211	110,506
Wheaton Precious Metals Corp.	2,345	101,351
Pan American Silver Corp.	5,845	85,220
Franco-Nevada Corp.	595	84,847
Royal Gold, Inc.	722	82,871
Kinross Gold Corp.	16,689	79,607
Southern Copper Corp.	1,057	75,829
Gold Fields Ltd. ADR	5,481	75,802
Alcoa Corp.	2,164	73,425
AngloGold Ashanti Ltd. ADR	3,469	73,161
Alamos Gold, Inc. — Class A	5,670	67,586
Lithium Americas Corp.*,1	3,266	66,006
First Majestic Silver Corp.	11,390	64,353
Sibanye Stillwater Ltd. ADR	9,420	58,781
MP Materials Corp.*,1	2,475	56,628
SSR Mining, Inc.	3,650	51,757
Hecla Mining Co.	9,963	51,309
Total Mining		2,119,244

Iron & Steel - 13.1%
Nucor Corp.	1,274	208,910
Vale S.A. ADR	15,172	203,608
Steel Dynamics, Inc.	1,228	133,766
Reliance Steel & Aluminum Co.	475	129,005
Cleveland-Cliffs, Inc.*	5,422	90,873
ArcelorMittal S.A.	3,157	86,312
Commercial Metals Co.	1,524	80,254
ATI, Inc.*	1,733	76,651
Gerdau S.A. ADR	13,936	72,746
United States Steel Corp.	2,897	72,454
Total Iron & Steel		1,154,579

Packaging & Containers - 8.8%
Ball Corp.	2,387	138,947
Amcor plc	10,902	108,802
Packaging Corporation of America	797	105,332
Crown Holdings, Inc.	1,178	102,333
Berry Global Group, Inc.	1,329	85,508
Westrock Co.	2,820	81,977
Graphic Packaging Holding Co.	3,308	79,491
Sealed Air Corp.	1,874	74,960
Total Packaging & Containers		777,350

Building Materials - 5.7%
Vulcan Materials Co.	777	175,167
Martin Marietta Materials, Inc.	372	171,749
Eagle Materials, Inc.	444	82,770
Louisiana-Pacific Corp.	973	72,956
Total Building Materials		502,642

Biotechnology - 2.2%
Corteva, Inc.	3,419	195,908

Coal - 1.7%
Teck Resources Ltd. — Class B	2,971	125,079
Alpha Metallurgical Resources, Inc.	161	26,462
Total Coal		151,541

Household Products & Housewares - 1.3%
Avery Dennison Corp.	681	116,996

Forest Products & Paper - 1.2%
International Paper Co.	3,215	102,269

Housewares - 0.6%
Scotts Miracle-Gro Co. — Class A	784	49,149

Healthcare-Services - 0.3%
Ginkgo Bioworks Holdings, Inc.*,1	13,056	24,284

Total Common Stocks
(Cost $5,103,120)		8,764,868

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
BASIC MATERIALS FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$44,052	$44,052
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	19,381	19,381
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	17,619	17,619
Total Repurchase Agreements
(Cost $81,052)		81,052

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.8%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[4]	70,838	70,838
Total Securities Lending Collateral
(Cost $70,838)		70,838

Total Investments - 101.1%
(Cost $5,255,010)		$8,916,758
Other Assets & Liabilities, net - (1.1)%		(99,961)
Total Net Assets - 100.0%		$8,816,797

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2023.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,764,868	$—	$—	$8,764,868
Repurchase Agreements	—	81,052	—	81,052
Securities Lending Collateral	70,838	—	—	70,838
Total Assets	$8,835,706	$81,052	$—	$8,916,758

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

BASIC MATERIALS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments, at value - including $69,774 of securities loaned (cost $5,173,958)	$8,835,706
Repurchase agreements, at value (cost $81,052)	81,052
Cash	206
Receivables:
Fund shares sold	9,439
Dividends	8,217
Securities lending income	157
Foreign tax reclaims	111
Interest	12
Total assets	8,934,900

Liabilities:
Payable for:
Return of securities lending collateral	70,838
Deferred foreign capital gain taxes	19,017
Management fees	5,316
Transfer agent fees	3,148
Fund shares redeemed	2,797
Investor service fees	1,563
Portfolio accounting and administration fees	969
Trustees’ fees*	116
Miscellaneous	14,339
Total liabilities	118,103
Net assets	$8,816,797

Net assets consist of:
Paid in capital	$6,300,291
Total distributable earnings (loss)	2,516,506
Net assets	$8,816,797
Capital shares outstanding	91,004
Net asset value per share	$96.88

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends (net of foreign withholding tax of $1,192)	$98,513
Interest	1,908
Income from securities lending, net	772
Total investment income	101,193

Expenses:
Management fees	38,240
Investor service fees	11,247
Transfer agent fees	12,763
Professional fees	7,916
Portfolio accounting and administration fees	6,973
Trustees’ fees*	846
Custodian fees	645
Miscellaneous	1,974
Total expenses	80,604
Net investment income	20,589

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(4,002)
Net realized loss	(4,002)
Net change in unrealized appreciation (depreciation) on:
Investments	(26,394)
Net change in unrealized appreciation (depreciation)	(26,394)
Net realized and unrealized loss	(30,396)
Net decrease in net assets resulting from operations	$(9,807)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BASIC MATERIALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$20,589	$63,830
Net realized loss on investments	(4,002)	(233,063)
Net change in unrealized appreciation (depreciation) on investments	(26,394)	(1,244,132)
Net decrease in net assets resulting from operations	(9,807)	(1,413,365)

Distributions to shareholders	—	(211,818)

Capital share transactions:
Proceeds from sale of shares	7,830,965	17,160,930
Distributions reinvested	—	211,818
Cost of shares redeemed	(6,998,971)	(17,002,352)
Net increase from capital share transactions	831,994	370,396
Net increase (decrease) in net assets	822,187	(1,254,787)

Net assets:
Beginning of period	7,994,610	9,249,397
End of period	$8,816,797	$7,994,610

Capital share activity:
Shares sold	78,207	166,003
Shares issued from reinvestment of distributions	—	2,382
Shares redeemed	(72,982)	(169,900)
Net increase (decrease) in shares	5,225	(1,515)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

BASIC MATERIALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$93.20	$105.96	$89.05	$75.99	$65.42	$81.27
Income (loss) from investment operations:
Net investment income (loss)[b]	.22	.67	.34	.22	.35	.05
Net gain (loss) on investments (realized and unrealized)	3.46 [d]	(11.01)	19.78	14.43	13.55	(13.91)
Total from investment operations	3.68	(10.34)	20.12	14.65	13.90	(13.86)
Less distributions from:
Net investment income	—	(.56)	(.59)	(.97)	—	(.42)
Net realized gains	—	(1.86)	(2.62)	(.62)	(3.33)	(1.57)
Total distributions	—	(2.42)	(3.21)	(1.59)	(3.33)	(1.99)
Net asset value, end of period	$96.88	$93.20	$105.96	$89.05	$75.99	$65.42

Total Return[c]	3.95%	(9.65%)	22.94%	19.75%	21.43%	(17.44%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,817	$7,995	$9,249	$8,273	$6,550	$6,168
Ratios to average net assets:
Net investment income (loss)	0.46%	0.68%	0.33%	0.31%	0.49%	0.06%
Total expenses	1.79%	1.77%	1.69%	1.82%	1.82%	1.73%
Portfolio turnover rate	94%	185%	149%	194%	88%	83%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

BIOTECHNOLOGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services (“Biotechnology Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings	% of Total Net Assets
AbbVie, Inc.	7.9%
Amgen, Inc.	5.6%
Vertex Pharmaceuticals, Inc.	5.1%
Gilead Sciences, Inc.	5.0%
Regeneron Pharmaceuticals, Inc.	4.5%
Corteva, Inc.	3.3%
Moderna, Inc.	3.3%
Biogen, Inc.	3.2%
AstraZeneca plc ADR	2.7%
Seagen, Inc.	2.7%
Top Ten Total	43.3%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†
Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Biotechnology Fund	(2.29%)	4.80%	2.57%	8.11%
S&P 500 Health Care Index	(1.48%)	5.37%	11.79%	12.78%
S&P 500 Index	16.89%	19.59%	12.31%	12.86%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
BIOTECHNOLOGY FUND

	Shares	Value
COMMON STOCKS† - 99.9%

Biotechnology - 75.0%
Amgen, Inc.	3,213	$713,350
Vertex Pharmaceuticals, Inc.*	1,815	638,717
Gilead Sciences, Inc.	8,275	637,754
Regeneron Pharmaceuticals, Inc.*	784	563,335
Corteva, Inc.	7,260	415,998
Moderna, Inc.*	3,382	410,913
Biogen, Inc.*	1,429	407,051
Seagen, Inc.*	1,763	339,307
Illumina, Inc.*	1,809	339,169
Horizon Therapeutics plc*	3,114	320,275
Alnylam Pharmaceuticals, Inc.*	1,628	309,222
BioMarin Pharmaceutical, Inc.*	2,932	254,146
Royalty Pharma plc — Class A	8,050	247,457
Incyte Corp.*	3,598	223,975
United Therapeutics Corp.*	932	205,739
Sarepta Therapeutics, Inc.*	1,736	198,807
Apellis Pharmaceuticals, Inc.*	2,182	198,780
BioNTech SE ADR*	1,536	165,780
Exelixis, Inc.*	8,353	159,626
Ionis Pharmaceuticals, Inc.*	3,760	154,273
IVERIC bio, Inc.*	3,906	153,662
Halozyme Therapeutics, Inc.*	4,044	145,867
Argenx SE ADR*	365	142,251
CRISPR Therapeutics AG*,1	2,529	141,978
Guardant Health, Inc.*	3,817	136,649
Arrowhead Pharmaceuticals, Inc.*	3,500	124,810
Amicus Therapeutics, Inc.*	9,736	122,284
Karuna Therapeutics, Inc.*	530	114,930
Insmed, Inc.*	5,414	114,235
TG Therapeutics, Inc.*	4,540	112,774
Denali Therapeutics, Inc.*	3,782	111,607
Intellia Therapeutics, Inc.*	2,701	110,147
ACADIA Pharmaceuticals, Inc.*	4,529	108,470
Cytokinetics, Inc.*	3,221	105,069
Vir Biotechnology, Inc.*	4,132	101,358
Blueprint Medicines Corp.*	1,565	98,908
Prothena Corporation plc*	1,433	97,845
PTC Therapeutics, Inc.*	2,311	93,988
Ultragenyx Pharmaceutical, Inc.*	1,836	84,695
Mirati Therapeutics, Inc.*	2,266	81,871
Twist Bioscience Corp.*	3,702	75,743
Beam Therapeutics, Inc.*	2,262	72,226
BioCryst Pharmaceuticals, Inc.*	9,558	67,288
Novavax, Inc.*,1	7,097	52,731
Total Biotechnology		9,475,060

Pharmaceuticals - 19.3%
AbbVie, Inc.	7,426	1,000,505
AstraZeneca plc ADR	4,742	339,385
Viatris, Inc.	23,294	232,474
Neurocrine Biosciences, Inc.*	2,096	197,653
Jazz Pharmaceuticals plc*	1,478	183,228
Alkermes plc*	5,314	166,328
Vaxcyte, Inc.*	2,262	112,964
Catalyst Pharmaceuticals, Inc.*	5,989	80,492
Ironwood Pharmaceuticals, Inc. — Class A*	7,054	75,055
Madrigal Pharmaceuticals, Inc.*	208	48,048
Total Pharmaceuticals		2,436,132

Healthcare-Products - 3.3%
Exact Sciences Corp.*	2,868	269,305
Natera, Inc.*	3,044	148,121
Total Healthcare-Products		417,426

Healthcare-Services - 2.3%
Medpace Holdings, Inc.*	616	147,945
Syneos Health, Inc.*	3,245	136,744
Total Healthcare-Services		284,689

Total Common Stocks
(Cost $5,886,054)		12,613,307

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$54,867	54,867
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	24,139	24,139
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	21,945	21,945
Total Repurchase Agreements
(Cost $100,951)		100,951

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.0%
Money Market Fund
First American Government Obligations Fund- Class X, 5.01%[4]	126,293	126,293
Total Securities Lending Collateral
(Cost $126,293)		126,293

Total Investments - 101.7%
(Cost $6,113,298)		$12,840,551
Other Assets & Liabilities, net - (1.7)%		(212,661)
Total Net Assets - 100.0%		$12,627,890

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
BIOTECHNOLOGY FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2023.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,613,307	$—	$—	$12,613,307
Repurchase Agreements	—	100,951	—	100,951
Securities Lending Collateral	126,293	—	—	126,293
Total Assets	$12,739,600	$100,951	$—	$12,840,551

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

BIOTECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments, at value - including $121,516 of securities loaned (cost $6,012,347)	$12,739,600
Repurchase agreements, at value (cost $100,951)	100,951
Receivables:
Foreign tax reclaims	476
Securities lending income	234
Interest	14
Total assets	12,841,275

Liabilities:
Payable for:
Return of securities lending collateral	126,293
Fund shares redeemed	43,955
Management fees	9,377
Transfer agent fees	5,027
Investor service fees	2,758
Portfolio accounting and administration fees	1,710
Trustees’ fees*	195
Miscellaneous	24,070
Total liabilities	213,385
Net assets	$12,627,890

Net assets consist of:
Paid in capital	$7,299,958
Total distributable earnings (loss)	5,327,932
Net assets	$12,627,890
Capital shares outstanding	162,836
Net asset value per share	$77.55

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends (net of foreign withholding tax of $26)	$65,618
Interest	1,879
Income from securities lending, net	2,439
Total investment income	69,936

Expenses:
Management fees	58,961
Investor service fees	17,341
Transfer agent fees	20,201
Professional fees	11,896
Portfolio accounting and administration fees	10,752
Trustees’ fees*	1,526
Custodian fees	1,013
Line of credit fees	20
Miscellaneous	2,560
Total expenses	124,270
Net investment loss	(54,334)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,013,468
Net realized gain	1,013,468
Net change in unrealized appreciation (depreciation) on:
Investments	(1,257,436)
Net change in unrealized appreciation (depreciation)	(1,257,436)
Net realized and unrealized loss	(243,968)
Net decrease in net assets resulting from operations	$(298,302)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BIOTECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(54,334)	$(114,010)
Net realized gain (loss) on investments	1,013,468	(1,180,019)
Net change in unrealized appreciation (depreciation) on investments	(1,257,436)	(1,632,959)
Net decrease in net assets resulting from operations	(298,302)	(2,926,988)

Distributions to shareholders	—	(1,396,614)

Capital share transactions:
Proceeds from sale of shares	2,733,711	15,586,092
Distributions reinvested	—	1,396,614
Cost of shares redeemed	(6,338,360)	(18,754,544)
Net decrease from capital share transactions	(3,604,649)	(1,771,838)
Net decrease in net assets	(3,902,951)	(6,095,440)

Net assets:
Beginning of period	16,530,841	22,626,281
End of period	$12,627,890	$16,530,841

Capital share activity:
Shares sold	34,534	194,819
Shares issued from reinvestment of distributions	—	17,860
Shares redeemed	(79,980)	(232,747)
Net decrease in shares	(45,446)	(20,068)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

BIOTECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$79.37	$99.09	$107.01	$94.84	$78.16	$86.53
Income (loss) from investment operations:
Net investment income (loss)[b]	(.31)	(.57)	(1.04)	(.91)	(.83)	(.96)
Net gain (loss) on investments (realized and unrealized)	(1.51)	(12.71)	3.01	20.68	19.81	(7.17)
Total from investment operations	(1.82)	(13.28)	1.97	19.77	18.98	(8.13)
Less distributions from:
Net realized gains	—	(6.44)	(9.89)	(7.60)	(2.30)	(.24)
Total distributions	—	(6.44)	(9.89)	(7.60)	(2.30)	(.24)
Net asset value, end of period	$77.55	$79.37	$99.09	$107.01	$94.84	$78.16

Total Return[c]	(2.29%)	(13.31%)	1.42%	21.31%	24.67%	(9.44%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,628	$16,531	$22,626	$24,622	$21,687	$21,000
Ratios to average net assets:
Net investment income (loss)	(0.78%)	(0.70%)	(0.98%)	(0.94%)	(0.95%)	(1.08%)
Total expenses	1.79%	1.77%	1.69%	1.82%	1.82%	1.72%
Portfolio turnover rate	34%	116%	118%	160%	105%	109%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

CONSUMER PRODUCTS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally (“Consumer Products Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 29, 2001

Ten Largest Holdings	% of Total Net Assets
Procter & Gamble Co.	6.9%
PepsiCo, Inc.	5.8%
Coca-Cola Co.	5.5%
Philip Morris International, Inc.	4.5%
Mondelez International, Inc. — Class A	3.6%
Altria Group, Inc.	3.2%
Estee Lauder Companies, Inc. — Class A	3.0%
Colgate-Palmolive Co.	2.9%
Hershey Co.	2.5%
Kimberly-Clark Corp.	2.5%
Top Ten Total	40.4%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†
Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Consumer Products Fund	0.40%	4.20%	6.29%	7.01%
S&P 500 Consumer Staples Index	1.28%	6.60%	11.07%	9.61%
S&P 500 Index	16.89%	19.59%	12.31%	12.86%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Consumer Staples Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
CONSUMER PRODUCTS FUND

	Shares	Value
COMMON STOCKS† - 99.4%

Food - 35.1%
Mondelez International, Inc. — Class A	5,560	$405,546
Hershey Co.	1,149	286,905
General Mills, Inc.	3,442	264,001
Sysco Corp.	3,394	251,835
Kroger Co.	4,900	230,300
Kraft Heinz Co.	5,933	210,622
McCormick & Company, Inc.	2,223	193,912
Kellogg Co.	2,576	173,622
Tyson Foods, Inc. — Class A	3,391	173,077
Lamb Weston Holdings, Inc.	1,456	167,367
Conagra Brands, Inc.	4,804	161,991
J M Smucker Co.	1,062	156,826
Hormel Foods Corp.	3,415	137,351
Performance Food Group Co.*	2,140	128,914
US Foods Holding Corp.*	2,883	126,852
Campbell Soup Co.	2,679	122,457
Albertsons Companies, Inc. — Class A	4,905	107,027
Post Holdings, Inc.*	1,002	86,823
Flowers Foods, Inc.	3,409	84,816
Sprouts Farmers Market, Inc.*	2,253	82,753
Simply Good Foods Co.*	2,135	78,120
Hostess Brands, Inc.*	2,900	73,428
Grocery Outlet Holding Corp.*	2,292	70,158
Lancaster Colony Corp.	270	54,294
Cal-Maine Foods, Inc.	1,201	54,045
Hain Celestial Group, Inc.*	3,522	44,060
Beyond Meat, Inc.*,1	3,012	39,096
Pilgrim’s Pride Corp.*	1,726	37,092
Total Food		4,003,290

Beverages - 28.0%
PepsiCo, Inc.	3,545	656,605
Coca-Cola Co.	10,347	623,096
Monster Beverage Corp.*	4,644	266,751
Constellation Brands, Inc. — Class A	1,049	258,190
Brown-Forman Corp. — Class B	3,485	232,728
Keurig Dr Pepper, Inc.	7,145	223,424
Coca-Cola Europacific Partners plc	2,841	183,046
Anheuser-Busch InBev S.A. ADR[1]	3,084	174,925
Fomento Economico Mexicano SAB de CV ADR	1,431	158,612
Molson Coors Beverage Co. — Class B	2,231	146,889
Celsius Holdings, Inc.*	802	119,651
Ambev S.A. ADR	32,284	102,663
Boston Beer Company, Inc. — Class A*	166	51,201
Total Beverages		3,197,781

Cosmetics & Personal Care - 14.7%
Procter & Gamble Co.	5,181	786,165
Estee Lauder Companies, Inc. — Class A	1,746	342,880
Colgate-Palmolive Co.	4,256	327,882
Unilever plc ADR	3,241	168,953
Beauty Health Co.*	4,049	33,890
Olaplex Holdings, Inc.*	4,686	17,432
Total Cosmetics & Personal Care		1,677,202

Agriculture - 14.1%
Philip Morris International, Inc.	5,295	516,898
Altria Group, Inc.	8,093	366,613
Archer-Daniels-Midland Co.	3,554	268,540
British American Tobacco plc ADR	5,255	174,466
Bunge Ltd.	1,662	156,810
Darling Ingredients, Inc.*	2,052	130,897
Total Agriculture		1,614,224

Household Products & Housewares - 5.9%
Kimberly-Clark Corp.	2,042	281,919
Church & Dwight Company, Inc.	2,074	207,877
Clorox Co.	1,144	181,942
Total Household Products & Housewares		671,738

Retail - 1.6%
Casey’s General Stores, Inc.	528	128,769
Freshpet, Inc.*	909	59,821
Total Retail		188,590

Total Common Stocks
(Cost $5,880,303)		11,352,825

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$37,521	37,521
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	16,508	16,508
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	15,007	15,007
Total Repurchase Agreements
(Cost $69,036)		69,036

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.4%
Money Market Fund
First American Government Obligations Fund — Class X, 5.01%[4]	154,094	154,094
Total Securities Lending Collateral
(Cost $154,094)		154,094

Total Investments - 101.4%
(Cost $6,103,433)		$11,575,955
Other Assets & Liabilities, net - (1.4)%		(162,240)
Total Net Assets - 100.0%		$11,413,715

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
CONSUMER PRODUCTS FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2023.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,352,825	$—	$—	$11,352,825
Repurchase Agreements	—	69,036	—	69,036
Securities Lending Collateral	154,094	—	—	154,094
Total Assets	$11,506,919	$69,036	$—	$11,575,955

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

CONSUMER PRODUCTS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments, at value - including $153,445 of securities loaned (cost $6,034,397)	$11,506,919
Repurchase agreements, at value (cost $69,036)	69,036
Receivables:
Dividends	24,965
Fund shares sold	3,604
Securities lending income	1,189
Interest	10
Total assets	11,605,723

Liabilities:
Payable for:
Return of securities lending collateral	154,094
Management fees	7,634
Transfer agent fees	4,583
Investor service fees	2,245
Portfolio accounting and administration fees	1,392
Fund shares redeemed	1,341
Trustees’ fees*	167
Miscellaneous	20,552
Total liabilities	192,008
Net assets	$11,413,715

Net assets consist of:
Paid in capital	$6,994,794
Total distributable earnings (loss)	4,418,921
Net assets	$11,413,715
Capital shares outstanding	157,970
Net asset value per share	$72.25

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends	$148,380
Interest	1,700
Income from securities lending, net	8,052
Total investment income	158,132

Expenses:
Management fees	51,806
Investor service fees	15,237
Transfer agent fees	17,448
Professional fees	12,529
Portfolio accounting and administration fees	9,447
Trustees’ fees*	1,234
Custodian fees	881
Line of credit fees	23
Miscellaneous	648
Total expenses	109,253
Net investment income	48,879

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(211,625)
Net realized loss	(211,625)
Net change in unrealized appreciation (depreciation) on:
Investments	(51,532)
Net change in unrealized appreciation (depreciation)	(51,532)
Net realized and unrealized loss	(263,157)
Net decrease in net assets resulting from operations	$(214,278)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSUMER PRODUCTS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$48,879	$145,745
Net realized gain (loss) on investments	(211,625)	671,922
Net change in unrealized appreciation (depreciation) on investments	(51,532)	(1,400,905)
Net decrease in net assets resulting from operations	(214,278)	(583,238)

Distributions to shareholders	—	(830,901)

Capital share transactions:
Proceeds from sale of shares	11,639,381	20,022,209
Distributions reinvested	—	830,901
Cost of shares redeemed	(12,843,941)	(22,281,430)
Net decrease from capital share transactions	(1,204,560)	(1,428,320)
Net decrease in net assets	(1,418,838)	(2,842,459)

Net assets:
Beginning of period	12,832,553	15,675,012
End of period	$11,413,715	$12,832,553

Capital share activity:
Shares sold	160,250	264,550
Shares issued from reinvestment of distributions	—	11,885
Shares redeemed	(180,608)	(299,900)
Net decrease in shares	(20,358)	(23,465)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

CONSUMER PRODUCTS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$71.96	$77.68	$70.88	$67.43	$55.78	$66.30
Income (loss) from investment operations:
Net investment income (loss)[b]	.29	.81	.50	.51	.56	.70
Net gain (loss) on investments (realized and unrealized)	—	(1.66)	7.00	4.44	11.84	(8.51)
Total from investment operations	.29	(.85)	7.50	4.95	12.40	(7.81)
Less distributions from:
Net investment income	—	(.54)	(.64)	(.59)	(.60)	(.45)
Net realized gains	—	(4.33)	(.06)	(.91)	(.15)	(2.26)
Total distributions	—	(4.87)	(.70)	(1.50)	(.75)	(2.71)
Net asset value, end of period	$72.25	$71.96	$77.68	$70.88	$67.43	$55.78

Total Return[c]	0.40%	(0.91%)	10.62%	7.58%	22.33%	(12.12%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,414	$12,833	$15,675	$15,787	$18,606	$13,121
Ratios to average net assets:
Net investment income (loss)	0.80%	1.10%	0.68%	0.79%	0.88%	1.14%
Total expenses	1.79%	1.77%	1.69%	1.82%	1.82%	1.72%
Portfolio turnover rate	100%	149%	162%	155%	177%	176%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

ELECTRONICS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices (“Electronics Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: August 3, 2001

Ten Largest Holdings	% of Total Net Assets
NVIDIA Corp.	12.4%
Broadcom, Inc.	7.2%
Texas Instruments, Inc.	4.8%
Advanced Micro Devices, Inc.	4.8%
Intel Corp.	4.6%
QUALCOMM, Inc.	4.3%
Applied Materials, Inc.	4.2%
Analog Devices, Inc.	3.8%
Lam Research Corp.	3.5%
KLA Corp.	3.1%
Top Ten Total	52.7%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†
Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Electronics Fund	40.65%	42.55%	22.48%	21.12%
S&P 500 Information Technology Index	42.77%	40.26%	21.82%	21.86%
S&P 500 Index	16.89%	19.59%	12.31%	12.86%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
ELECTRONICS FUND

	Shares	Value
COMMON STOCKS† - 99.4%

Semiconductors - 93.9%
NVIDIA Corp.	9,426	$3,987,386
Broadcom, Inc.	2,663	2,309,966
Texas Instruments, Inc.	8,671	1,560,953
Advanced Micro Devices, Inc.*	13,637	1,553,391
Intel Corp.	43,829	1,465,642
QUALCOMM, Inc.	11,713	1,394,315
Applied Materials, Inc.	9,334	1,349,136
Analog Devices, Inc.	6,260	1,219,511
Lam Research Corp.	1,761	1,132,076
KLA Corp.	2,025	982,165
Micron Technology, Inc.	15,451	975,113
Microchip Technology, Inc.	9,739	872,517
Marvell Technology, Inc.	14,183	847,860
ON Semiconductor Corp.*	8,242	779,528
NXP Semiconductor N.V.	3,780	773,690
ASML Holding N.V. — Class G	945	684,889
Taiwan Semiconductor Manufacturing Company Ltd. ADR	6,336	639,429
Monolithic Power Systems, Inc.	1,138	614,782
Skyworks Solutions, Inc.	4,640	513,602
Teradyne, Inc.	4,569	508,667
Entegris, Inc.	4,354	482,510
Lattice Semiconductor Corp.*	4,854	466,324
STMicroelectronics N.V. — Class Y	7,868	393,321
Qorvo, Inc.*	3,750	382,612
MKS Instruments, Inc.	3,059	330,678
Wolfspeed, Inc.*	5,821	323,589
United Microelectronics Corp. ADR	39,410	310,945
Rambus, Inc.*	4,821	309,364
Axcelis Technologies, Inc.*	1,614	295,895
ASE Technology Holding Company Ltd. ADR	37,195	289,749
GLOBALFOUNDRIES, Inc.*	4,446	287,123
Power Integrations, Inc.	2,943	278,614
Silicon Laboratories, Inc.*	1,709	269,578
Cirrus Logic, Inc.*	3,176	257,288
MACOM Technology Solutions Holdings, Inc.*	3,556	233,025
Allegro MicroSystems, Inc.*	5,020	226,603
Synaptics, Inc.*	2,593	221,390
Amkor Technology, Inc.	7,327	217,978
Ambarella, Inc.*	2,562	214,363
Semtech Corp.*	6,358	161,875
Impinj, Inc.*	1,593	142,812
Total Semiconductors		30,260,254

Energy-Alternate Sources - 4.6%
Enphase Energy, Inc.*	3,249	544,143
First Solar, Inc.*	2,762	525,029
SolarEdge Technologies, Inc.*	1,543	415,144
Total Energy-Alternate Sources		1,484,316

Electrical Components & Equipment - 0.9%
Universal Display Corp.	2,037	293,593

Total Common Stocks
(Cost $20,731,800)		32,038,163

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.9%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$152,189	152,189
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	66,956	66,956
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	60,869	60,869
Total Repurchase Agreements
(Cost $280,014)		280,014

Total Investments - 100.3%
(Cost $21,011,814)		$32,318,177
Other Assets & Liabilities, net - (0.3)%		(93,123)
Total Net Assets - 100.0%		$32,225,054

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
ELECTRONICS FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$32,038,163	$—	$—	$32,038,163
Repurchase Agreements	—	280,014	—	280,014
Total Assets	$32,038,163	$280,014	$—	$32,318,177

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

ELECTRONICS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments, at value (cost $20,731,800)	$32,038,163
Repurchase agreements, at value (cost $280,014)	280,014
Receivables:
Fund shares sold	240,794
Dividends	43,557
Securities lending income	519
Interest	39
Total assets	32,603,086

Liabilities:
Payable for:
Securities purchased	302,482
Management fees	21,678
Transfer agent fees	10,214
Investor service fees	6,376
Portfolio accounting and administration fees	3,953
Fund shares redeemed	816
Trustees’ fees*	260
Miscellaneous	32,253
Total liabilities	378,032
Net assets	$32,225,054

Net assets consist of:
Paid in capital	$20,488,156
Total distributable earnings (loss)	11,736,898
Net assets	$32,225,054
Capital shares outstanding	169,601
Net asset value per share	$190.01

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends (net of foreign withholding tax of $1,604)	$146,869
Interest	4,901
Income from securities lending, net	2,809
Total investment income	154,579

Expenses:
Management fees	92,679
Investor service fees	27,259
Transfer agent fees	28,239
Professional fees	20,879
Portfolio accounting and administration fees	16,900
Custodian fees	1,486
Trustees’ fees*	1,174
Miscellaneous	7,394
Total expenses	196,010
Net investment loss	(41,431)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	292,820
Net realized gain	292,820
Net change in unrealized appreciation (depreciation) on:
Investments	6,575,260
Net change in unrealized appreciation (depreciation)	6,575,260
Net realized and unrealized gain	6,868,080
Net increase in net assets resulting from operations	$6,826,649

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(41,431)	$(61,055)
Net realized gain on investments	292,820	1,725,567
Net change in unrealized appreciation (depreciation) on investments	6,575,260	(6,311,752)
Net increase (decrease) in net assets resulting from operations	6,826,649	(4,647,240)

Distributions to shareholders	—	(371,881)

Capital share transactions:
Proceeds from sale of shares	24,175,425	11,568,962
Distributions reinvested	—	371,881
Cost of shares redeemed	(9,583,557)	(12,678,763)
Net increase (decrease) from capital share transactions	14,591,868	(737,920)
Net increase (decrease) in net assets	21,418,517	(5,757,041)

Net assets:
Beginning of period	10,806,537	16,563,578
End of period	$32,225,054	$10,806,537

Capital share activity:
Shares sold	149,207	77,122
Shares issued from reinvestment of distributions	—	2,554
Shares redeemed	(59,602)	(78,267)
Net increase in shares	89,605	1,409

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

ELECTRONICS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$135.09	$210.77	$162.39	$105.84	$67.30	$79.89
Income (loss) from investment operations:
Net investment income (loss)[b]	(.31)	(.99)	(1.50)	(.73)	(.20)	(.07)
Net gain (loss) on investments (realized and unrealized)	55.23	(67.42)	60.92	59.27	39.89	(9.54)
Total from investment operations	54.92	(68.41)	59.42	58.54	39.69	(9.61)
Less distributions from:
Net realized gains	—	(7.27)	(11.04)	(1.99)	(1.15)	(2.98)
Total distributions	—	(7.27)	(11.04)	(1.99)	(1.15)	(2.98)
Net asset value, end of period	$190.01	$135.09	$210.77	$162.39	$105.84	$67.30

Total Return[c]	40.65%	(32.70%)	38.25%	55.96%	59.28%	(12.71%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$32,225	$10,807	$16,564	$12,151	$11,293	$4,860
Ratios to average net assets:
Net investment income (loss)	(0.38%)	(0.62%)	(0.82%)	(0.62%)	(0.23%)	(0.09%)
Total expenses	1.80%	1.77%	1.70%	1.82%	1.82%	1.71%
Portfolio turnover rate	48%	115%	197%	158%	208%	248%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

ENERGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy (“Energy Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 29, 2001

Ten Largest Holdings	% of Total Net Assets
Exxon Mobil Corp.	6.6%
Chevron Corp.	5.3%
ConocoPhillips	3.6%
Schlumberger N.V.	2.7%
EOG Resources, Inc.	2.6%
Marathon Petroleum Corp.	2.3%
Pioneer Natural Resources Co.	2.2%
Valero Energy Corp.	2.2%
Phillips 66	2.1%
Williams Companies, Inc.	2.1%
Top Ten Total	31.7%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†
Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Energy Fund	(4.44%)	15.26%	0.68%	(1.14%)
S&P 500 Energy Index	(5.52%)	18.76%	6.61%	4.39%
S&P 500 Index	16.89%	19.59%	12.31%	12.86%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
ENERGY FUND

	Shares	Value
COMMON STOCKS† - 99.1%

Oil & Gas - 66.4%
Exxon Mobil Corp.	13,014	$1,395,751
Chevron Corp.	7,149	1,124,895
ConocoPhillips	7,304	756,767
EOG Resources, Inc.	4,831	552,860
Marathon Petroleum Corp.	4,194	489,020
Pioneer Natural Resources Co.	2,250	466,155
Valero Energy Corp.	3,862	453,013
Phillips 66	4,612	439,893
Occidental Petroleum Corp.	7,192	422,890
Hess Corp.	3,052	414,919
BP plc ADR	11,016	388,755
Devon Energy Corp.	7,674	370,961
Diamondback Energy, Inc.	2,483	326,167
Shell plc ADR	5,012	302,625
Coterra Energy, Inc. — Class A	11,700	296,010
Petroleo Brasileiro S.A. ADR	19,580	270,791
Equities Corp.	6,523	268,291
Marathon Oil Corp.	10,851	249,790
Chesapeake Energy Corp.	2,688	224,932
APA Corp.	6,424	219,508
Suncor Energy, Inc.	7,469	218,991
Ovintiv, Inc.	5,409	205,921
Canadian Natural Resources Ltd.	3,508	197,360
Cenovus Energy, Inc.	10,783	183,095
Equinor ASA ADR	6,213	181,482
Range Resources Corp.	6,103	179,428
Antero Resources Corp.*	7,649	176,156
Southwestern Energy Co.*	29,231	175,678
HF Sinclair Corp.	3,818	170,321
PDC Energy, Inc.	2,341	166,539
Matador Resources Co.	3,147	164,651
Murphy Oil Corp.	4,186	160,324
Civitas Resources, Inc.	2,260	156,776
Transocean Ltd.*	21,768	152,594
Permian Resources Corp.	13,609	149,155
Noble Corporation plc*	3,525	145,618
PBF Energy, Inc. — Class A	3,531	144,559
Chord Energy Corp.	903	138,881
Magnolia Oil & Gas Corp. — Class A	6,616	138,274
SM Energy Co.	4,297	135,914
Valaris Ltd.*	2,089	131,461
Denbury, Inc.*	1,519	131,029
Weatherford International plc*	1,971	130,914
Helmerich & Payne, Inc.	3,444	122,090
CNX Resources Corp.*	6,605	117,041
Northern Oil and Gas, Inc.	3,345	114,800
Patterson-UTI Energy, Inc.	8,907	106,617
Kosmos Energy Ltd.*	17,426	104,382
Callon Petroleum Co.*	2,862	100,370
Delek US Holdings, Inc.	3,502	83,873
Comstock Resources, Inc.	6,370	73,892
Total Oil & Gas		13,992,179

Pipelines - 12.2%
Williams Companies, Inc.	13,337	435,186
Cheniere Energy, Inc.	2,713	413,353
Kinder Morgan, Inc.	22,892	394,200
ONEOK, Inc.	5,828	359,704
Targa Resources Corp.	3,775	287,278
Enbridge, Inc.	5,566	206,777
TC Energy Corp.	3,890	157,195
Equitrans Midstream Corp.	14,190	135,656
Golar LNG Ltd.	5,630	113,557
New Fortress Energy, Inc.	3,136	83,982
Total Pipelines		2,586,888

Oil & Gas Services - 9.2%
Schlumberger N.V.	11,642	571,855
Baker Hughes Co.	12,295	388,645
Halliburton Co.	10,789	355,929
ChampionX Corp.	5,653	175,469
TechnipFMC plc*	10,337	171,801
NOV, Inc.	10,570	169,543
Liberty Energy, Inc. — Class A	7,254	96,986
Total Oil & Gas Services		1,930,228

Energy-Alternate Sources - 6.3%
SolarEdge Technologies, Inc.*	1,258	338,465
Enphase Energy, Inc.*	1,837	307,661
First Solar, Inc.*	1,562	296,920
Plug Power, Inc.*,1	16,901	175,601
Sunrun, Inc.*	7,066	126,199
Green Plains, Inc.*	2,903	93,593
Total Energy-Alternate Sources		1,338,439

Transportation - 1.3%
Scorpio Tankers, Inc.	3,153	148,916
Frontline plc	9,058	131,613
Total Transportation		280,529

Coal - 1.3%
Peabody Energy Corp.	5,349	115,859
CONSOL Energy, Inc.	1,370	92,900
Arch Resources, Inc.	543	61,229
Total Coal		269,988

Mining - 0.9%
Cameco Corp.	6,083	190,580

Metal Fabricate & Hardware - 0.8%
Tenaris S.A. ADR	5,262	157,597

Retail - 0.7%
Murphy USA, Inc.	442	137,511

Total Common Stocks
(Cost $12,041,170)		20,883,939

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
ENERGY FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 0.6%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[3]	132,389	$132,389
Total Securities Lending Collateral
(Cost $132,389)		132,389

Total Investments - 99.7%
(Cost $12,173,559)		$21,016,328
Other Assets & Liabilities, net - 0.3%		72,978
Total Net Assets - 100.0%		$21,089,306

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 7.
[2]	Securities lending collateral — See Note 7.
[3]	Rate indicated is the 7-day yield as of June 30, 2023.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$20,883,939	$—	$—	$20,883,939
Securities Lending Collateral	132,389	—	—	132,389
Total Assets	$21,016,328	$—	$—	$21,016,328

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

ENERGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments, at value - including $134,197 of securities loaned (cost $12,173,559)	$21,016,328
Receivables:
Securities sold	397,380
Dividends	36,300
Fund shares sold	3,721
Securities lending income	217
Total assets	21,453,946

Liabilities:
Overdraft due to custodian bank	7,272
Payable for:
Fund shares redeemed	160,336
Return of securities lending collateral	132,389
Management fees	14,143
Transfer agent fees	7,319
Investor service fees	4,160
Portfolio accounting and administration fees	2,579
Trustees’ fees*	292
Miscellaneous	36,150
Total liabilities	364,640
Net assets	$21,089,306

Net assets consist of:
Paid in capital	$16,275,481
Total distributable earnings (loss)	4,813,825
Net assets	$21,089,306
Capital shares outstanding	87,700
Net asset value per share	$240.47

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends (net of foreign withholding tax of $3,420)	$399,957
Interest	2,553
Income from securities lending, net	544
Total investment income	403,054

Expenses:
Management fees	88,394
Investor service fees	25,998
Transfer agent fees	30,782
Portfolio accounting and administration fees	16,118
Professional fees	5,579
Trustees’ fees*	2,290
Custodian fees	1,519
Line of credit fees	82
Miscellaneous	15,847
Total expenses	186,609
Net investment income	216,445

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,050,129
Net realized gain	2,050,129
Net change in unrealized appreciation (depreciation) on:
Investments	(3,877,644)
Net change in unrealized appreciation (depreciation)	(3,877,644)
Net realized and unrealized loss	(1,827,515)
Net decrease in net assets resulting from operations	$(1,611,070)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$216,445	$879,545
Net realized gain on investments	2,050,129	3,864,436
Net change in unrealized appreciation (depreciation) on investments	(3,877,644)	6,337,069
Net increase (decrease) in net assets resulting from operations	(1,611,070)	11,081,050

Distributions to shareholders	—	(270,279)

Capital share transactions:
Proceeds from sale of shares	23,293,376	104,825,503
Distributions reinvested	—	270,279
Cost of shares redeemed	(24,069,622)	(109,143,920)
Net decrease from capital share transactions	(776,246)	(4,048,138)
Net increase (decrease) in net assets	(2,387,316)	6,762,633

Net assets:
Beginning of period	23,476,622	16,713,989
End of period	$21,089,306	$23,476,622

Capital share activity:
Shares sold	96,583	480,215
Shares issued from reinvestment of distributions	—	1,271
Shares redeemed	(102,173)	(485,469)
Net decrease in shares	(5,590)	(3,983)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

ENERGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020[d]	Year Ended December 31, 2019[d]	Year Ended December 31, 2018[d]
Per Share Data
Net asset value, beginning of period	$251.65	$171.83	$114.99	$176.90	$165.96	$223.73
Income (loss) from investment operations:
Net investment income (loss)[b]	2.49	5.48	2.42	.96	1.71	.12
Net gain (loss) on investments (realized and unrealized)	(13.67)	77.00	55.43	(62.41)	9.62	(56.84)
Total from investment operations	(11.18)	82.48	57.85	(61.45)	11.33	(56.72)
Less distributions from:
Net investment income	—	(2.66)	(1.01)	(.46)	(.39)	(1.05)
Total distributions	—	(2.66)	(1.01)	(.46)	(.39)	(1.05)
Net asset value, end of period	$240.47	$251.65	$171.83	$114.99	$176.90	$165.96

Total Return[c]	(4.44%)	48.29%	50.46%	(34.17%)	6.81%	(25.49%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,089	$23,477	$16,714	$6,189	$9,766	$9,672
Ratios to average net assets:
Net investment income (loss)	2.08%	2.38%	1.51%	2.04%	0.97%	0.06%
Total expenses	1.79%	1.77%	1.69%	1.82%	1.83%	1.72%
Portfolio turnover rate	107%	307%	316%	317%	114%	490%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Reverse share split — Per share amounts for the years presented through December 31, 2020 have been restated to reflect a 1:3 reverse share split effective August 24, 2020.

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

ENERGY SERVICES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production (“Energy Services Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings	% of Total Net Assets
Schlumberger N.V.	14.5%
Baker Hughes Co.	9.9%
Halliburton Co.	9.1%
ChampionX Corp.	4.5%
NOV, Inc.	4.3%
Transocean Ltd.	3.9%
TechnipFMC plc	3.8%
Weatherford International plc	3.8%
Noble Corporation plc	3.7%
Tenaris S.A. ADR	3.5%
Top Ten Total	61.0%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†
Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Energy Services Fund	(5.43%)	19.75%	(11.13%)	(11.62%)
S&P 500 Energy Index	(5.52%)	18.76%	6.61%	4.39%
S&P 500 Index	16.89%	19.59%	12.31%	12.86%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
ENERGY SERVICES FUND

	Shares	Value
COMMON STOCKS† - 99.3%

Oil & Gas Services - 69.1%
Schlumberger N.V.	16,425	$806,796
Baker Hughes Co.	17,345	548,276
Halliburton Co.	15,221	502,141
ChampionX Corp.	7,974	247,513
NOV, Inc.	14,910	239,156
TechnipFMC plc*	12,847	213,517
Tidewater, Inc.*	2,897	160,610
Liberty Energy, Inc. — Class A	10,232	136,802
Oceaneering International, Inc.*	6,937	129,722
NexTier Oilfield Solutions, Inc.*	14,447	129,156
Archrock, Inc.	11,641	119,320
Expro Group Holdings N.V.*	6,367	112,823
Helix Energy Solutions Group, Inc.*	13,074	96,486
ProPetro Holding Corp.*	10,578	87,163
US Silica Holdings, Inc.*	7,049	85,504
Core Laboratories, Inc.	3,320	77,190
RPC, Inc.	10,701	76,512
ProFrac Holding Corp. — Class A*	4,331	48,334
Nine Energy Service, Inc.*	4,400	16,852
Total Oil & Gas Services		3,833,873

Oil & Gas - 23.5%
Transocean Ltd.*	30,708	215,263
Weatherford International plc*	3,134	208,160
Noble Corporation plc*	4,973	205,435
Valaris Ltd.*	2,946	185,392
Helmerich & Payne, Inc.	4,859	172,252
Patterson-UTI Energy, Inc.	12,564	150,391
Diamond Offshore Drilling, Inc.*	8,514	121,239
Nabors Industries Ltd.*	471	43,817
Total Oil & Gas		1,301,949

Metal Fabricate & Hardware - 3.5%
Tenaris S.A. ADR	6,500	194,675

Machinery-Diversified - 3.2%
Cactus, Inc. — Class A	4,133	174,909

Total Common Stocks
(Cost $2,745,123)		5,505,406

Total Investments - 99.3%
(Cost $2,745,123)		$5,505,406
Other Assets & Liabilities, net - 0.7%		40,921
Total Net Assets - 100.0%		$5,546,327

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,505,406	$—	$—	$5,505,406

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments, at value (cost $2,745,123)	$5,505,406
Receivables:
Fund shares sold	71,045
Dividends	4,191
Total assets	5,580,642

Liabilities:
Overdraft due to custodian bank	9,901
Payable for:
Professional fees	7,964
Printing fees	5,400
Management fees	3,825
Transfer agent fees	2,247
Investor service fees	1,125
Portfolio accounting and administration fees	697
Fund shares redeemed	391
Trustees’ fees*	130
Miscellaneous	2,635
Total liabilities	34,315
Net assets	$5,546,327

Net assets consist of:
Paid in capital	$14,054,140
Total distributable earnings (loss)	(8,507,813)
Net assets	$5,546,327
Capital shares outstanding	18,628
Net asset value per share	$297.74

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends (net of foreign withholding tax of $16)	$56,232
Interest	1,655
Income from securities lending, net	6
Total investment income	57,893

Expenses:
Management fees	36,359
Investor service fees	10,694
Transfer agent fees	13,313
Professional fees	7,093
Portfolio accounting and administration fees	6,630
Trustees’ fees*	1,276
Custodian fees	654
Miscellaneous	289
Total expenses	76,308
Net investment loss	(18,415)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,078,454
Net realized gain	1,078,454
Net change in unrealized appreciation (depreciation) on:
Investments	(1,253,801)
Net change in unrealized appreciation (depreciation)	(1,253,801)
Net realized and unrealized loss	(175,347)
Net decrease in net assets resulting from operations	$(193,762)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

ENERGY SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(18,415)	$(78,158)
Net realized gain on investments	1,078,454	102,329
Net change in unrealized appreciation (depreciation) on investments	(1,253,801)	1,971,965
Net increase (decrease) in net assets resulting from operations	(193,762)	1,996,136

Capital share transactions:
Proceeds from sale of shares	7,894,905	39,664,101
Cost of shares redeemed	(19,701,251)	(32,806,369)
Net increase (decrease) from capital share transactions	(11,806,346)	6,857,732
Net increase (decrease) in net assets	(12,000,108)	8,853,868

Net assets:
Beginning of period	17,546,435	8,692,567
End of period	$5,546,327	$17,546,435

Capital share activity:
Shares sold	26,922	137,579
Shares redeemed	(64,025)	(121,210)
Net increase (decrease) in shares	(37,103)	16,369

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020[d]	Year Ended December 31, 2019[d]	Year Ended December 31, 2018[d]
Per Share Data
Net asset value, beginning of period	$314.84	$220.84	$188.21	$302.92	$303.11	$575.98
Income (loss) from investment operations:
Net investment income (loss)[b]	(.65)	(2.27)	.37	.11	1.50	(.70)
Net gain (loss) on investments (realized and unrealized)	(16.45)	96.27	32.56	(114.69)	(1.69)	(254.57)
Total from investment operations	(17.10)	94.00	32.93	(114.58)	(.19)	(255.27)
Less distributions from:
Net investment income	—	—	(.30)	(.13)	—	(17.60)
Total distributions	—	—	(.30)	(.13)	—	(17.60)
Net asset value, end of period	$297.74	$314.84	$220.84	$188.21	$302.92	$303.11

Total Return[c]	(5.43%)	42.56%	17.50%	(37.33%)	(0.07%)	(45.65%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,546	$17,546	$8,693	$3,825	$3,245	$3,492
Ratios to average net assets:
Net investment income (loss)	(0.43%)	(0.80%)	0.16%	0.44%	0.45%	(0.13%)
Total expenses	1.78%	1.77%	1.69%	1.82%	1.83%	1.71%
Portfolio turnover rate	122%	337%	301%	817%	423%	331%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Reverse share split — Per share amounts for the years presented through December 31, 2020 have been restated to reflect a 1:10 reverse share split effective August 24, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

FINANCIAL SERVICES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the financial services sector (“Financial Services Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 20, 2001

Ten Largest Holdings	% of Total Net Assets
Berkshire Hathaway, Inc. — Class B	3.3%
Visa, Inc. — Class A	2.7%
JPMorgan Chase & Co.	2.5%
Mastercard, Inc. — Class A	2.2%
Bank of America Corp.	1.7%
Wells Fargo & Co.	1.5%
S&P Global, Inc.	1.4%
Blackstone, Inc. — Class A	1.3%
Prologis, Inc.	1.3%
Goldman Sachs Group, Inc.	1.2%
Top Ten Total	19.1%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†
Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Financial Services Fund	0.46%	2.88%	4.95%	7.20%
S&P 500 Financials Index	(0.53%)	9.50%	7.20%	10.12%
S&P 500 Index	16.89%	19.59%	12.31%	12.86%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Financials Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
FINANCIAL SERVICES FUND

	Shares	Value
COMMON STOCKS† - 98.7%

Banks - 22.9%
JPMorgan Chase & Co.	1,647	$239,540
Bank of America Corp.	5,603	160,750
Wells Fargo & Co.	3,441	146,862
Goldman Sachs Group, Inc.	370	119,340
Morgan Stanley	1,392	118,877
Citigroup, Inc.	2,273	104,649
U.S. Bancorp	2,452	81,014
PNC Financial Services Group, Inc.	637	80,230
Truist Financial Corp.	2,299	69,775
Bank of New York Mellon Corp.	1,503	66,914
Toronto-Dominion Bank	1,004	62,258
ICICI Bank Ltd. ADR	2,608	60,193
HDFC Bank Ltd. ADR	818	57,015
NU Holdings Limited/Cayman Islands — Class A*	7,226	57,013
Royal Bank of Canada	587	56,064
State Street Corp.	747	54,665
Bank of Nova Scotia	1,061	53,092
HSBC Holdings plc ADR[1]	1,330	52,695
M&T Bank Corp.	411	50,865
Fifth Third Bancorp	1,816	47,597
Regions Financial Corp.	2,571	45,815
Huntington Bancshares, Inc.	4,091	44,101
Northern Trust Corp.	594	44,039
Popular, Inc.	657	39,762
Citizens Financial Group, Inc.	1,457	37,999
East West Bancorp, Inc.	587	30,988
KeyCorp	3,330	30,769
First Horizon Corp.	2,451	27,623
Comerica, Inc.	628	26,602
Bank OZK	601	24,136
Old National Bancorp	1,669	23,266
Zions Bancorp North America[1]	775	20,816
Valley National Bancorp	2,586	20,041
First Citizens BancShares, Inc. — Class A	13	16,685
Pinnacle Financial Partners, Inc.	292	16,542
PacWest Bancorp[1]	1,257	10,244
Total Banks		2,198,836

REITs - 21.6%
Prologis, Inc.	983	120,545
American Tower Corp. — Class A	567	109,964
Equinix, Inc.	128	100,344
Crown Castle, Inc.	707	80,556
Public Storage	267	77,932
Welltower, Inc.	901	72,882
Realty Income Corp.	1,200	71,748
Simon Property Group, Inc.	611	70,558
Digital Realty Trust, Inc.	615	70,030
VICI Properties, Inc.	2,023	63,583
Weyerhaeuser Co.	1,807	60,553
AvalonBay Communities, Inc.	314	59,431
SBA Communications Corp.	249	57,708
Equity Residential	859	56,668
Invitation Homes, Inc.	1,517	52,185
Extra Space Storage, Inc.	345	51,353
Ventas, Inc.	1,071	50,626
Alexandria Real Estate Equities, Inc.	433	49,141
Mid-America Apartment Communities, Inc.	316	47,988
Iron Mountain, Inc.	825	46,876
Sun Communities, Inc.	351	45,791
Essex Property Trust, Inc.	190	44,517
UDR, Inc.	1,011	43,433
Kimco Realty Corp.	2,030	40,032
Gaming and Leisure Properties, Inc.	812	39,350
Life Storage, Inc.	293	38,957
Camden Property Trust	352	38,322
Host Hotels & Resorts, Inc.	2,272	38,238
American Homes 4 Rent — Class A	1,078	38,215
Regency Centers Corp.	618	38,174
Rexford Industrial Realty, Inc.	723	37,755
Lamar Advertising Co. — Class A	376	37,318
Healthpeak Properties, Inc.	1,856	37,306
CubeSmart	811	36,219
Annaly Capital Management, Inc.	1,799	35,998
Boston Properties, Inc.	589	33,921
AGNC Investment Corp.	2,818	28,546
Medical Properties Trust, Inc.[1]	2,894	26,798
Vornado Realty Trust	1,234	22,385
Total REITs		2,071,946

Diversified Financial Services - 20.9%
Visa, Inc. — Class A	1,108	263,128
Mastercard, Inc. — Class A	547	215,135
American Express Co.	643	112,011
BlackRock, Inc. — Class A	159	109,891
Charles Schwab Corp.	1,914	108,486
CME Group, Inc. — Class A	503	93,201
Intercontinental Exchange, Inc.	817	92,386
Capital One Financial Corp.	657	71,856
Ameriprise Financial, Inc.	209	69,421
Interactive Brokers Group, Inc. — Class A	816	67,785
Apollo Global Management, Inc.	839	64,444
Discover Financial Services	538	62,865
XP, Inc. — Class A*,1	2,606	61,137
T. Rowe Price Group, Inc.	502	56,234
Raymond James Financial, Inc.	514	53,338
LPL Financial Holdings, Inc.	223	48,487
Coinbase Global, Inc. — Class A*,1	669	47,867
Nasdaq, Inc.	952	47,457
Tradeweb Markets, Inc. — Class A	668	45,745
Cboe Global Markets, Inc.	319	44,025
Synchrony Financial	1,289	43,723
Invesco Ltd.	1,937	32,561
Franklin Resources, Inc.	1,209	32,292
Voya Financial, Inc.	423	30,333
Ally Financial, Inc.	1,114	30,089
SoFi Technologies, Inc.*	3,567	29,749
Western Union Co.	2,037	23,894
SLM Corp.	1,353	22,081

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
FINANCIAL SERVICES FUND

	Shares	Value
Upstart Holdings, Inc.*,1	542	$19,409
Total Diversified Financial Services		1,999,030

Insurance - 18.2%
Berkshire Hathaway, Inc. — Class B*	919	313,379
Marsh & McLennan Companies, Inc.	608	114,353
Progressive Corp.	765	101,263
Aon plc — Class A	287	99,072
Arch Capital Group Ltd.*	1,136	85,030
Willis Towers Watson plc	354	83,367
Arthur J Gallagher & Co.	369	81,021
Chubb Ltd.	398	76,639
American International Group, Inc.	1,304	75,032
Travelers Companies, Inc.	416	72,243
Aflac, Inc.	1,032	72,034
MetLife, Inc.	1,204	68,062
Prudential Financial, Inc.	752	66,341
Allstate Corp.	553	60,299
Hartford Financial Services Group, Inc.	757	54,519
Principal Financial Group, Inc.	669	50,737
Brown & Brown, Inc.	695	47,844
Everest Re Group Ltd.	137	46,835
Cincinnati Financial Corp.	445	43,307
W R Berkley Corp.	671	39,965
Equitable Holdings, Inc.	1,328	36,069
Unum Group	703	33,533
Lincoln National Corp.	969	24,961
Total Insurance		1,745,905

Commercial Services - 6.7%
S&P Global, Inc.	332	133,096
PayPal Holdings, Inc.*	1,509	100,696
Moody’s Corp.	250	86,930
Block, Inc. — Class A*	1,099	73,160
Global Payments, Inc.	585	57,634
StoneCo Ltd. — Class A*	3,993	50,871
FleetCor Technologies, Inc.*	196	49,212
Toast, Inc. — Class A*	1,761	39,746
MarketAxess Holdings, Inc.	115	30,063
Affirm Holdings, Inc.*	1,343	20,588
Total Commercial Services		641,996

Private Equity - 3.6%
Blackstone, Inc. — Class A	1,312	121,976
KKR & Company, Inc. — Class A	1,247	69,832
Ares Management Corp. — Class A	631	60,797
Brookfield Corp.	1,665	56,027
Carlyle Group, Inc.	1,042	33,292
Total Private Equity		341,924

Software - 2.8%
Fiserv, Inc.*	817	103,064
Fidelity National Information Services, Inc.	1,197	65,476
MSCI, Inc. — Class A	128	60,069
Jack Henry & Associates, Inc.	248	41,498
Total Software		270,107

Internet - 0.7%
Zillow Group, Inc. — Class C*	778	39,102
Robinhood Markets, Inc. — Class A*	3,227	32,206
Total Internet		71,308

Real Estate - 0.6%
CBRE Group, Inc. — Class A*	710	57,304

Media - 0.4%
FactSet Research Systems, Inc.	88	35,257

Savings & Loans - 0.3%
New York Community Bancorp, Inc.	2,936	33,001

Total Common Stocks
(Cost $5,146,434)		9,466,614

PREFERRED STOCKS† - 0.6%

Financial - 0.6%
Itau Unibanco Holding S.A.
ADR	9,796	57,797

Total Preferred Stocks
(Cost $43,249)		57,797

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$35,361	35,361
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	15,557	15,557
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	14,142	14,142
Total Repurchase Agreements
(Cost $65,060)		65,060

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.9%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[4]	182,426	182,426
Total Securities Lending Collateral
(Cost $182,426)		182,426

Total Investments - 101.9%
(Cost $5,437,169)		$9,771,897
Other Assets & Liabilities, net - (1.9)%		(183,378)
Total Net Assets - 100.0%		$9,588,519

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
FINANCIAL SERVICES FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2023.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,466,614	$—	$—	$9,466,614
Preferred Stocks	57,797	—	—	57,797
Repurchase Agreements	—	65,060	—	65,060
Securities Lending Collateral	182,426	—	—	182,426
Total Assets	$9,706,837	$65,060	$—	$9,771,897

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

FINANCIAL SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments, at value - including $178,575 of securities loaned (cost $5,372,109)	$9,706,837
Repurchase agreements, at value (cost $65,060)	65,060
Cash	106
Receivables:
Dividends	18,824
Fund shares sold	16,054
Securities lending income	123
Interest	9
Total assets	9,807,013

Liabilities:
Payable for:
Return of securities lending collateral	182,426
Management fees	6,668
Fund shares redeemed	6,153
Transfer agent fees	3,610
Investor service fees	1,961
Portfolio accounting and administration fees	1,216
Trustees’ fees*	132
Miscellaneous	16,328
Total liabilities	218,494
Net assets	$9,588,519

Net assets consist of:
Paid in capital	$6,824,605
Total distributable earnings (loss)	2,763,914
Net assets	$9,588,519
Capital shares outstanding	113,706
Net asset value per share	$84.33

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends (net of foreign withholding tax of $600)	$123,336
Interest	1,462
Income from securities lending, net	2,175
Total investment income	126,973

Expenses:
Management fees	42,306
Investor service fees	12,443
Transfer agent fees	14,143
Portfolio accounting and administration fees	7,714
Professional fees	6,372
Trustees’ fees*	976
Custodian fees	717
Line of credit fees	12
Miscellaneous	4,488
Total expenses	89,171
Net investment income	37,802

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	125,890
Net realized gain	125,890
Net change in unrealized appreciation (depreciation) on:
Investments	(134,345)
Net change in unrealized appreciation (depreciation)	(134,345)
Net realized and unrealized loss	(8,455)
Net increase in net assets resulting from operations	$29,347

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$37,802	$89,657
Net realized gain on investments	125,890	120,713
Net change in unrealized appreciation (depreciation) on investments	(134,345)	(3,347,333)
Net increase (decrease) in net assets resulting from operations	29,347	(3,136,963)

Distributions to shareholders	—	(1,038,828)

Capital share transactions:
Proceeds from sale of shares	2,774,726	14,196,324
Distributions reinvested	—	1,038,828
Cost of shares redeemed	(3,394,636)	(19,020,715)
Net decrease from capital share transactions	(619,910)	(3,785,563)
Net decrease in net assets	(590,563)	(7,961,354)

Net assets:
Beginning of period	10,179,082	18,140,436
End of period	$9,588,519	$10,179,082

Capital share activity:
Shares sold	32,455	139,320
Shares issued from reinvestment of distributions	—	12,232
Shares redeemed	(40,021)	(191,186)
Net decrease in shares	(7,566)	(39,634)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$83.94	$112.74	$85.52	$89.79	$73.46	$84.47
Income (loss) from investment operations:
Net investment income (loss)[b]	.32	.65	.40	.70	.70	.45
Net gain (loss) on investments (realized and unrealized)	.07 [d]	(20.97)	29.49	(1.47)	19.67	(10.74)
Total from investment operations	.39	(20.32)	29.89	(.77)	20.37	(10.29)
Less distributions from:
Net investment income	—	(.58)	(.38)	(.74)	(.71)	(.72)
Net realized gains	—	(7.90)	(2.29)	(2.76)	(3.33)	—
Total distributions	—	(8.48)	(2.67)	(3.50)	(4.04)	(.72)
Net asset value, end of period	$84.33	$83.94	$112.74	$85.52	$89.79	$73.46

Total Return[c]	0.46%	(18.11%)	35.26%	(0.11%)	28.08%	(12.28%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,589	$10,179	$18,140	$10,367	$11,327	$7,098
Ratios to average net assets:
Net investment income (loss)	0.76%	0.67%	0.39%	0.92%	0.83%	0.54%
Total expenses	1.79%	1.77%	1.69%	1.82%	1.82%	1.72%
Portfolio turnover rate	43%	101%	170%	339%	218%	403%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

HEALTH CARE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the health care industry (“Health Care Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: June 19, 2001

Ten Largest Holdings	% of Total Net Assets
Johnson & Johnson	3.3%
UnitedHealth Group, Inc.	3.3%
Eli Lilly & Co.	3.2%
Merck & Company, Inc.	2.7%
AbbVie, Inc.	2.4%
Abbott Laboratories	2.2%
Thermo Fisher Scientific, Inc.	2.2%
Pfizer, Inc.	2.2%
Danaher Corp.	2.0%
Intuitive Surgical, Inc.	1.8%
Top Ten Total	25.3%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†
Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Health Care Fund	1.65%	7.02%	8.04%	10.37%
S&P 500 Health Care Index	(1.48%)	5.37%	11.79%	12.78%
S&P 500 Index	16.89%	19.59%	12.31%	12.86%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P Health Care Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
HEALTH CARE FUND

	Shares	Value
COMMON STOCKS† - 99.4%

Pharmaceuticals - 33.0%
Johnson & Johnson	3,021	$500,036
Eli Lilly & Co.	1,028	482,111
Merck & Company, Inc.	3,573	412,288
AbbVie, Inc.	2,686	361,885
Pfizer, Inc.	8,970	329,020
Bristol-Myers Squibb Co.	4,234	270,764
Cigna Group	788	221,113
CVS Health Corp.	3,178	219,695
Becton Dickinson and Co.	802	211,736
Zoetis, Inc.	1,196	205,963
McKesson Corp.	438	187,162
AstraZeneca plc ADR	2,615	187,156
Dexcom, Inc.*	1,335	171,561
AmerisourceBergen Corp. — Class A	734	141,244
Cardinal Health, Inc.	1,296	122,563
Novo Nordisk A/S ADR	743	120,240
Novartis AG ADR	1,162	117,257
Jazz Pharmaceuticals plc*	927	114,920
GSK plc ADR	3,213	114,511
Teva Pharmaceutical Industries Ltd. ADR*	14,452	108,824
Alkermes plc*	3,441	107,703
Viatris, Inc.	8,424	84,072
Henry Schein, Inc.*	990	80,289
Neurocrine Biosciences, Inc.*	758	71,479
Elanco Animal Health, Inc.*	5,364	53,962
Madrigal Pharmaceuticals, Inc.*	89	20,559
Total Pharmaceuticals		5,018,113

Healthcare-Products - 30.3%
Abbott Laboratories	3,101	338,071
Thermo Fisher Scientific, Inc.	642	334,963
Danaher Corp.	1,261	302,640
Intuitive Surgical, Inc.*	792	270,816
Stryker Corp.	829	252,920
Boston Scientific Corp.*	3,975	215,008
Medtronic plc	2,326	204,921
Edwards Lifesciences Corp.*	1,994	188,094
IDEXX Laboratories, Inc.*	316	158,705
Zimmer Biomet Holdings, Inc.	925	134,680
ResMed, Inc.	615	134,377
West Pharmaceutical Services, Inc.	344	131,570
GE HealthCare Technologies, Inc.	1,612	130,959
Dentsply Sirona, Inc.	3,187	127,544
Align Technology, Inc.*	359	126,957
Baxter International, Inc.	2,655	120,962
STERIS plc	518	116,540
Cooper Companies, Inc.	283	108,511
Insulet Corp.*	372	107,262
Hologic, Inc.*	1,305	105,666
Exact Sciences Corp.*	1,037	97,374
Waters Corp.*	357	95,155
Revvity, Inc.	780	92,656
Avantor, Inc.*	4,334	89,020
Bio-Techne Corp.	1,049	85,630
Teleflex, Inc.	332	80,354
Masimo Corp.*	416	68,453
Shockwave Medical, Inc.*	225	64,217
Bruker Corp.	849	62,758
Repligen Corp.*	415	58,706
Lantheus Holdings, Inc.*	643	53,960
Natera, Inc.*	1,100	53,526
Neogen Corp.*	2,386	51,895
Inari Medical, Inc.*	643	37,384
Total Healthcare-Products		4,602,254

Biotechnology - 18.4%
Amgen, Inc.	1,162	257,987
Vertex Pharmaceuticals, Inc.*	656	230,853
Gilead Sciences, Inc.	2,993	230,671
Regeneron Pharmaceuticals, Inc.*	283	203,347
Moderna, Inc.*	1,222	148,473
Biogen, Inc.*	516	146,983
Illumina, Inc.*	654	122,619
Seagen, Inc.*	637	122,597
Horizon Therapeutics plc*	1,127	115,912
Alnylam Pharmaceuticals, Inc.*	602	114,344
BioNTech SE ADR*	998	107,714
Argenx SE ADR*	273	106,396
BioMarin Pharmaceutical, Inc.*	1,060	91,881
Royalty Pharma plc — Class A	2,911	89,484
Incyte Corp.*	1,293	80,489
United Therapeutics Corp.*	338	74,614
Sarepta Therapeutics, Inc.*	629	72,033
Apellis Pharmaceuticals, Inc.*	789	71,878
Exelixis, Inc.*	3,021	57,731
Ionis Pharmaceuticals, Inc.*	1,360	55,801
IVERIC bio, Inc.*	1,413	55,587
Halozyme Therapeutics, Inc.*	1,463	52,770
Karuna Therapeutics, Inc.*	225	48,791
Intellia Therapeutics, Inc.*	1,040	42,411
Cytokinetics, Inc.*	1,165	38,002
Mirati Therapeutics, Inc.*	881	31,831
Novavax, Inc.*,1	2,566	19,065
Total Biotechnology		2,790,264

Healthcare-Services - 15.9%
UnitedHealth Group, Inc.	1,034	496,982
Elevance Health, Inc.	530	235,474
HCA Healthcare, Inc.	645	195,745
Humana, Inc.	369	164,991
IQVIA Holdings, Inc.*	697	156,665
Centene Corp.*	2,136	144,073
ICON plc*	540	135,108
Laboratory Corporation of America Holdings	475	114,632
Molina Healthcare, Inc.*	334	100,614
Quest Diagnostics, Inc.	677	95,159
Universal Health Services, Inc. — Class B	524	82,671
Charles River Laboratories International, Inc.*	374	78,633
Catalent, Inc.*	1,611	69,853

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
HEALTH CARE FUND

	Shares	Value
Tenet Healthcare Corp.*	853	$69,417
Acadia Healthcare Company, Inc.*	846	67,375
Medpace Holdings, Inc.*	242	58,121
HealthEquity, Inc.*	861	54,364
Syneos Health, Inc.*	1,172	49,388
Teladoc Health, Inc.*	1,863	47,171
Total Healthcare-Services		2,416,436

Electronics - 0.9%
Agilent Technologies, Inc.	1,191	143,218

Software - 0.9%
Veeva Systems, Inc. — Class A*	682	134,852

Total Common Stocks
(Cost $5,808,029)		15,105,137

RIGHTS††† - 0.0%

Pharmaceuticals - 0.0%
Johnson & Johnson	307	—
Total Rights
(Cost $—)		—

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$71,424	71,424
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	31,423	31,423
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	28,566	28,566
Total Repurchase Agreements
(Cost $131,413)		131,413

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.1%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[4]	14,795	14,795
Total Securities Lending Collateral
(Cost $14,795)		14,795

Total Investments - 100.4%
(Cost $5,954,237)		$15,251,345
Other Assets & Liabilities, net - (0.4)%		(55,761)
Total Net Assets - 100.0%		$15,195,584

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2023.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$15,105,137	$—	$—		$15,105,137
Rights	—	—	—	*	—
Repurchase Agreements	—	131,413	—		131,413
Securities Lending Collateral	14,795	—	—		14,795
Total Assets	$15,119,932	$131,413	$—		$15,251,345

*	Security has a market value of $0.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

HEALTH CARE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments, at value - including $14,184 of securities loaned (cost $5,822,824)	$15,119,932
Repurchase agreements, at value (cost $131,413)	131,413
Receivables:
Dividends	9,490
Fund shares sold	3,307
Foreign tax reclaims	701
Securities lending income	77
Interest	18
Total assets	15,264,938

Liabilities:
Payable for:
Return of securities lending collateral	14,795
Professional fees	13,602
Management fees	10,308
Transfer agent fees	6,659
Professional fees	5,390
Investor service fees	3,032
Portfolio accounting and administration fees	1,880
Fund shares redeemed	1,404
Trustees’ fees*	251
Miscellaneous	12,033
Total liabilities	69,354
Net assets	$15,195,584

Net assets consist of:
Paid in capital	$6,587,106
Total distributable earnings (loss)	8,608,478
Net assets	$15,195,584
Capital shares outstanding	185,984
Net asset value per share	$81.70

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends (net of foreign withholding tax of $916)	$105,087
Interest	4,423
Income from securities lending, net	1,624
Total investment income	111,134

Expenses:
Management fees	79,817
Investor service fees	23,475
Transfer agent fees	27,298
Professional fees	18,732
Portfolio accounting and administration fees	14,554
Trustees’ fees*	1,810
Custodian fees	1,349
Miscellaneous	1,583
Total expenses	168,618
Net investment loss	(57,484)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,538,489
Net realized gain	1,538,489
Net change in unrealized appreciation (depreciation) on:
Investments	(751,113)
Net change in unrealized appreciation (depreciation)	(751,113)
Net realized and unrealized gain	787,376
Net increase in net assets resulting from operations	$729,892

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(57,484)	$(105,957)
Net realized gain on investments	1,538,489	488,988
Net change in unrealized appreciation (depreciation) on investments	(751,113)	(3,229,043)
Net increase (decrease) in net assets resulting from operations	729,892	(2,846,012)

Distributions to shareholders	—	(999,573)

Capital share transactions:
Proceeds from sale of shares	16,738,210	30,077,636
Distributions reinvested	—	999,573
Cost of shares redeemed	(19,719,487)	(33,625,404)
Net decrease from capital share transactions	(2,981,277)	(2,548,195)
Net decrease in net assets	(2,251,385)	(6,393,780)

Net assets:
Beginning of period	17,446,969	23,840,749
End of period	$15,195,584	$17,446,969

Capital share activity:
Shares sold	212,156	367,346
Shares issued from reinvestment of distributions	—	12,730
Shares redeemed	(243,246)	(409,848)
Net decrease in shares	(31,090)	(29,772)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

HEALTH CARE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$80.37	$96.58	$86.44	$74.88	$62.38	$62.43
Income (loss) from investment operations:
Net investment income (loss)[b]	(.24)	(.47)	(.61)	(.55)	(.40)	(.48)
Net gain (loss) on investments (realized and unrealized)	1.57	(11.24)	16.61	14.32	14.35	1.33 [d]
Total from investment operations	1.33	(11.71)	16.00	13.77	13.95	.85
Less distributions from:
Net realized gains	—	(4.50)	(5.86)	(2.21)	(1.45)	(.90)
Total distributions	—	(4.50)	(5.86)	(2.21)	(1.45)	(.90)
Net asset value, end of period	$81.70	$80.37	$96.58	$86.44	$74.88	$62.38

Total Return[c]	1.65%	(12.00%)	18.84%	18.68%	22.57%	1.25%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,196	$17,447	$23,841	$21,049	$19,042	$20,437
Ratios to average net assets:
Net investment income (loss)	(0.61%)	(0.57%)	(0.66%)	(0.71%)	(0.58%)	(0.72%)
Total expenses	1.80%	1.77%	1.69%	1.82%	1.82%	1.72%
Portfolio turnover rate	96%	158%	114%	171%	150%	194%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

INTERNET FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that provide products or services designed for or related to the Internet (“Internet Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 24, 2001

Ten Largest Holdings	% of Total Net Assets
Alphabet, Inc. — Class A	7.8%
Amazon.com, Inc.	7.3%
Meta Platforms, Inc. — Class A	5.8%
Adobe, Inc.	3.6%
Netflix, Inc.	3.3%
Cisco Systems, Inc.	3.3%
Salesforce, Inc.	3.2%
Uber Technologies, Inc.	2.2%
Airbnb, Inc. — Class A	2.0%
PayPal Holdings, Inc.	2.0%
Top Ten Total	40.5%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†
Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Internet Fund	30.74%	25.01%	2.75%	10.48%
S&P 500 Information Technology Index	42.77%	40.26%	21.82%	21.86%
S&P 500 Index	16.89%	19.59%	12.31%	12.86%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Information Technology Index are and, unlike the Fund, haves no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
INTERNET FUND

	Shares	Value
COMMON STOCKS† - 99.6%

Internet - 56.4%
Alphabet, Inc. — Class A*	4,358	$521,653
Amazon.com, Inc.*	3,731	486,373
Meta Platforms, Inc. — Class A*	1,336	383,405
Netflix, Inc.*	502	221,126
Uber Technologies, Inc.*	3,346	144,447
Airbnb, Inc. — Class A*	1,056	135,337
Booking Holdings, Inc.*	49	132,316
Alibaba Group Holding Ltd. ADR*	1,372	114,356
Shopify, Inc. — Class A*	1,395	90,117
DoorDash, Inc. — Class A*	1,023	78,178
Baidu, Inc. ADR*	557	76,259
eBay, Inc.	1,653	73,873
JD.com, Inc. ADR	2,141	73,072
Pinterest, Inc. — Class A*	2,577	70,455
VeriSign, Inc.*	309	69,825
Spotify Technology S.A.*	410	65,825
Trip.com Group Ltd. ADR*	1,829	64,015
Expedia Group, Inc.*	569	62,243
Snap, Inc. — Class A*	5,251	62,172
MercadoLibre, Inc.*	51	60,415
Sea Ltd. ADR*	1,014	58,852
Chewy, Inc. — Class A*	1,486	58,652
Wix.com Ltd.*	736	57,585
Match Group, Inc.*	1,291	54,028
Bilibili, Inc. ADR*,1	3,545	53,529
GoDaddy, Inc. — Class A*	705	52,967
Zillow Group, Inc. — Class C*	1,041	52,321
Okta, Inc.*	720	49,932
Etsy, Inc.*	574	48,566
F5, Inc.*	311	45,487
Roku, Inc.*	692	44,260
Wayfair, Inc. — Class A*	673	43,752
IAC, Inc.*	570	35,796
Ziff Davis, Inc.*	403	28,234
Lyft, Inc. — Class A*	2,678	25,682
Bumble, Inc. — Class A*	1,378	23,123
Overstock.com, Inc.*	698	22,734
TripAdvisor, Inc.*	1,256	20,711
Total Internet		3,761,673

Software - 27.5%
Adobe, Inc.*	494	241,561
Salesforce, Inc.*	1,021	215,697
Activision Blizzard, Inc.*	1,467	123,668
Workday, Inc. — Class A*	538	121,529
Snowflake, Inc. — Class A*	605	106,468
Electronic Arts, Inc.	704	91,309
Veeva Systems, Inc. — Class A*	446	88,188
MongoDB, Inc.*	206	84,664
Datadog, Inc. — Class A*	837	82,344
Take-Two Interactive Software, Inc.*	544	80,055
Cloudflare, Inc. — Class A*	1,065	69,619
Zoom Video Communications, Inc. — Class A*	976	66,251
ROBLOX Corp. — Class A*	1,547	62,344
NetEase, Inc. ADR	628	60,721
Akamai Technologies, Inc.*	623	55,989
Twilio, Inc. — Class A*	818	52,041
Dropbox, Inc. — Class A*	1,822	48,593
DocuSign, Inc.*	892	45,572
ZoomInfo Technologies, Inc. — Class A*	1,772	44,991
Nutanix, Inc. — Class A*	1,364	38,260
Smartsheet, Inc. — Class A*	873	33,401
DigitalOcean Holdings, Inc.*	553	22,197
Total Software		1,835,462

Telecommunications - 9.7%
Cisco Systems, Inc.	4,203	217,463
Motorola Solutions, Inc.	376	110,273
Arista Networks, Inc.*	583	94,481
Telefonaktiebolaget LM Ericsson ADR	9,694	52,832
Juniper Networks, Inc.	1,583	49,596
Nokia Oyj ADR	9,833	40,905
Ciena Corp.*	897	38,114
Viavi Solutions, Inc.*	2,303	26,093
CommScope Holding Company, Inc.*	2,566	14,447
Total Telecommunications		644,204

Commercial Services - 4.2%
PayPal Holdings, Inc.*	2,019	134,728
CoStar Group, Inc.*	1,083	96,387
Paylocity Holding Corp.*	190	35,061
Chegg, Inc.*	1,615	14,341
Total Commercial Services		280,517

Entertainment - 0.8%
DraftKings, Inc. — Class A*	1,921	51,041

Computers - 0.5%
Lumentum Holdings, Inc.*	555	31,485

Healthcare-Services - 0.5%
Teladoc Health, Inc.*	1,218	30,840

Total Common Stocks
(Cost $3,515,773)		6,635,222

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
INTERNET FUND

	Face Amount	Values
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$28,450	$28,450
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	12,517	12,517
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	11,379	11,379
Total Repurchase Agreements
(Cost $52,346)		52,346

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.5%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[4]	36,005	36,005
Total Securities Lending Collateral
(Cost $36,005)		36,005

Total Investments - 100.9%
(Cost $3,604,124)		$6,723,573
Other Assets & Liabilities, net - (0.9)%		(58,768)
Total Net Assets - 100.0%		$6,664,805

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2023.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,635,222	$—	$—	$6,635,222
Repurchase Agreements	—	52,346	—	52,346
Securities Lending Collateral	36,005	—	—	36,005
Total Assets	$6,671,227	$52,346	$—	$6,723,573

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

INTERNET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments, at value - including $35,651 of securities loaned (cost $3,551,778)	$6,671,227
Repurchase agreements, at value (cost $52,346)	52,346
Receivables:
Dividends	315
Interest	7
Securities lending income	5
Total assets	6,723,900

Liabilities:
Payable for:
Return of securities lending collateral	36,005
Management fees	4,631
Fund shares redeemed	3,088
Transfer agent fees	2,752
Investor service fees	1,362
Portfolio accounting and administration fees	845
Trustees’ fees*	83
Miscellaneous	10,329
Total liabilities	59,095
Net assets	$6,664,805

Net assets consist of:
Paid in capital	$4,885,136
Total distributable earnings (loss)	1,779,669
Net assets	$6,664,805
Capital shares outstanding	88,437
Net asset value per share	$75.36

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends (net of foreign withholding tax of $558)	$10,312
Interest	1,183
Income from securities lending, net	137
Total investment income	11,632

Expenses:
Management fees	30,332
Investor service fees	8,921
Transfer agent fees	9,640
Portfolio accounting and administration fees	5,531
Professional fees	5,493
Custodian fees	494
Trustees’ fees*	469
Miscellaneous	3,204
Total expenses	64,084
Net investment loss	(52,452)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(350,127)
Net realized loss	(350,127)
Net change in unrealized appreciation (depreciation) on:
Investments	1,922,042
Net change in unrealized appreciation (depreciation)	1,922,042
Net realized and unrealized gain	1,571,915
Net increase in net assets resulting from operations	$1,519,463

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INTERNET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(52,452)	$(85,384)
Net realized loss on investments	(350,127)	(137,501)
Net change in unrealized appreciation (depreciation) on investments	1,922,042	(3,634,702)
Net increase (decrease) in net assets resulting from operations	1,519,463	(3,857,587)

Distributions to shareholders	—	(1,179,293)

Capital share transactions:
Proceeds from sale of shares	10,013,686	2,366,432
Distributions reinvested	—	1,179,293
Cost of shares redeemed	(9,292,823)	(3,215,751)
Net increase from capital share transactions	720,863	329,974
Net increase (decrease) in net assets	2,240,326	(4,706,906)

Net assets:
Beginning of period	4,424,479	9,131,385
End of period	$6,664,805	$4,424,479

Capital share activity:
Shares sold	147,111	27,255
Shares issued from reinvestment of distributions	—	18,338
Shares redeemed	(135,430)	(34,294)
Net increase in shares	11,681	11,299

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

INTERNET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$57.64	$139.50	$164.44	$104.02	$82.90	$86.84
Income (loss) from investment operations:
Net investment income (loss)[b]	(.49)	(1.28)	(2.50)	(1.95)	(1.41)	(1.25)
Net gain (loss) on investments (realized and unrealized)	18.21	(59.04)	(2.98)	64.22	22.53	(1.23)
Total from investment operations	17.72	(60.32)	(5.48)	62.27	21.12	(2.48)
Less distributions from:
Net realized gains	—	(21.54)	(19.46)	(1.85)	—	(1.46)
Total distributions	—	(21.54)	(19.46)	(1.85)	—	(1.46)
Net asset value, end of period	$75.36	$57.64	$139.50	$164.44	$104.02	$82.90

Total Return[c]	30.74%	(44.84%)	(4.66%)	60.21%	25.48%	(3.20%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,665	$4,424	$9,131	$14,066	$8,347	$8,099
Ratios to average net assets:
Net investment income (loss)	(1.47%)	(1.55%)	(1.53%)	(1.54%)	(1.42%)	(1.29%)
Total expenses	1.80%	1.77%	1.69%	1.82%	1.82%	1.72%
Portfolio turnover rate	142%	58%	139%	243%	319%	485%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

LEISURE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in leisure and entertainment businesses (“Leisure Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 22, 2001

Ten Largest Holdings	% of Total Net Assets
McDonald’s Corp.	4.1%
Netflix, Inc.	3.9%
Comcast Corp. — Class A	3.6%
Philip Morris International, Inc.	3.4%
Walt Disney Co.	3.4%
Starbucks Corp.	2.9%
Booking Holdings, Inc.	2.5%
Altria Group, Inc.	2.4%
Airbnb, Inc. — Class A	2.4%
Activision Blizzard, Inc.	2.2%
Top Ten Total	30.8%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†
Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Leisure Fund	18.22%	21.84%	3.22%	7.17%
S&P 500 Consumer Discretionary Index	33.06%	24.73%	9.96%	12.93%
S&P 500 Index	16.89%	19.59%	12.31%	12.86%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
LEISURE FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Retail - 19.1%
McDonald’s Corp.	750	$223,807
Starbucks Corp.	1,593	157,803
Chipotle Mexican Grill, Inc. — Class A*	55	117,645
Yum! Brands, Inc.	681	94,353
Darden Restaurants, Inc.	403	67,333
Domino’s Pizza, Inc.	159	53,581
Restaurant Brands International, Inc.	689	53,411
Yum China Holdings, Inc.	870	49,155
Texas Roadhouse, Inc. — Class A	363	40,758
Wingstop, Inc.	182	36,429
Wendy’s Co.	1,301	28,297
Shake Shack, Inc. — Class A*	355	27,591
Papa John’s International, Inc.	308	22,740
Bloomin’ Brands, Inc.	842	22,641
Cracker Barrel Old Country Store, Inc.	223	20,779
Dave & Buster’s Entertainment, Inc.*	443	19,740
Cheesecake Factory, Inc.	556	19,226
Total Retail		1,055,289

Internet - 16.2%
Netflix, Inc.*	486	214,078
Booking Holdings, Inc.*	52	140,417
Airbnb, Inc. — Class A*	1,023	131,108
DoorDash, Inc. — Class A*	991	75,732
Spotify Technology S.A.*	389	62,454
Trip.com Group Ltd. ADR*	1,766	61,810
Expedia Group, Inc.*	551	60,274
Sea Ltd. ADR*	975	56,589
Bilibili, Inc. ADR*,1	3,296	49,770
Roku, Inc.*	670	42,853
Total Internet		895,085

Media - 15.9%
Comcast Corp. — Class A	4,768	198,110
Walt Disney Co.*	2,085	186,149
Charter Communications, Inc. — Class A*	270	99,190
Warner Bros Discovery, Inc.*	5,788	72,582
Fox Corp. — Class A	1,795	61,030
Liberty Broadband Corp. — Class C*	626	50,149
News Corp. — Class A	2,563	49,978
World Wrestling Entertainment, Inc. — Class A	405	43,930
Paramount Global — Class B	2,353	37,436
Nexstar Media Group, Inc. — Class A	209	34,809
DISH Network Corp. — Class A*	3,647	24,034
Sirius XM Holdings, Inc.[1]	4,512	20,439
Total Media		877,836

Lodging - 9.3%
Marriott International, Inc. — Class A	569	104,520
Hilton Worldwide Holdings, Inc.	632	91,988
Las Vegas Sands Corp.*	1,131	65,598
MGM Resorts International	1,248	54,812
Hyatt Hotels Corp. — Class A	438	50,186
Wynn Resorts Ltd.	456	48,158
Wyndham Hotels & Resorts, Inc.	503	34,491
Boyd Gaming Corp.	481	33,367
Choice Hotels International, Inc.	235	27,617
Total Lodging		510,737

Entertainment - 8.7%
Live Nation Entertainment, Inc.*	643	58,584
Warner Music Group Corp. — Class A	1,995	52,049
Caesars Entertainment, Inc.*	973	49,594
DraftKings, Inc. — Class A*	1,860	49,420
Vail Resorts, Inc.	185	46,576
Churchill Downs, Inc.	324	45,091
Light & Wonder, Inc. — Class A*	538	36,993
Marriott Vacations Worldwide Corp.	231	28,348
Penn Entertainment, Inc.*	1,141	27,418
AMC Entertainment Holdings, Inc. — Class A*,1	5,922	26,057
SeaWorld Entertainment, Inc.*	368	20,612
Six Flags Entertainment Corp.*	757	19,667
Cinemark Holdings, Inc.*	1,130	18,645
Total Entertainment		479,054

Leisure Time - 7.9%
Norwegian Cruise Line Holdings Ltd.*	3,806	82,857
Carnival Corp.*	4,326	81,459
Royal Caribbean Cruises Ltd.*	727	75,419
Polaris, Inc.	317	38,335
Brunswick Corp.	428	37,082
Planet Fitness, Inc. — Class A*	535	36,080
Harley-Davidson, Inc.	905	31,865
YETI Holdings, Inc.*	712	27,654
Peloton Interactive, Inc. — Class A*	3,054	23,485
Total Leisure Time		434,236

Software - 7.3%
Activision Blizzard, Inc.*	1,420	119,706
Electronic Arts, Inc.	682	88,456
Take-Two Interactive Software, Inc.*	527	77,553
ROBLOX Corp. — Class A*	1,498	60,369
NetEase, Inc. ADR	587	56,757
Total Software		402,841

Agriculture - 6.8%
Philip Morris International, Inc.	1,934	188,797
Altria Group, Inc.	2,956	133,907
British American Tobacco plc ADR	1,593	52,887
Total Agriculture		375,591

Beverages - 5.7%
Constellation Brands, Inc. — Class A	383	94,268
Brown-Forman Corp. — Class B	1,273	85,011
Molson Coors Beverage Co. — Class B	815	53,660
Anheuser-Busch InBev S.A. ADR[1]	936	53,090
Ambev S.A. ADR	9,018	28,677
Total Beverages		314,706

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
LEISURE FUND

	Shares	Value
Toys, Games & Hobbies - 1.5%
Hasbro, Inc.	680	$44,044
Mattel, Inc.*	2,023	39,529
Total Toys, Games & Hobbies		83,573

Food Service - 0.9%
Aramark	1,123	48,345

Commercial Services - 0.2%
Sabre Corp.*	3,088	9,851

Total Common Stocks
(Cost $3,339,441)		5,487,144

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$26,376	26,376
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	11,604	11,604
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	10,549	10,549
Total Repurchase Agreements
(Cost $48,529)		48,529

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.6%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[4]	86,289	86,289
Total Securities Lending Collateral
(Cost $86,289)		86,289

Total Investments - 102.0%
(Cost $3,474,259)		$5,621,962
Other Assets & Liabilities, net - (2.0)%		(108,505)
Total Net Assets - 100.0%		$5,513,457

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2023.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,487,144	$—	$—	$5,487,144
Repurchase Agreements	—	48,529	—	48,529
Securities Lending Collateral	86,289	—	—	86,289
Total Assets	$5,573,433	$48,529	$—	$5,621,962

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

LEISURE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments, at value - including $84,538 of securities loaned (cost $3,425,730)	$5,573,433
Repurchase agreements, at value (cost $48,529)	48,529
Receivables:
Fund shares sold	456,999
Dividends	6,871
Securities lending income	1,123
Interest	7
Total assets	6,086,962

Liabilities:
Payable for:
Securities purchased	464,644
Return of securities lending collateral	86,289
Fund shares redeemed	5,432
Management fees	3,701
Transfer agent fees	2,390
Investor service fees	1,089
Portfolio accounting and administration fees	675
Trustees’ fees*	74
Miscellaneous	9,211
Total liabilities	573,505
Net assets	$5,513,457

Net assets consist of:
Paid in capital	$4,555,114
Total distributable earnings (loss)	958,343
Net assets	$5,513,457
Capital shares outstanding	52,836
Net asset value per share	$104.35

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends (net of foreign withholding tax of $192)	$45,551
Interest	935
Income from securities lending, net	13,920
Total investment income	60,406

Expenses:
Management fees	28,040
Investor service fees	8,247
Transfer agent fees	8,914
Portfolio accounting and administration fees	5,113
Professional fees	4,883
Custodian fees	456
Trustees’ fees*	420
Miscellaneous	3,147
Total expenses	59,220
Net investment income	1,186

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(343,750)
Net realized loss	(343,750)
Net change in unrealized appreciation (depreciation) on:
Investments	794,657
Net change in unrealized appreciation (depreciation)	794,657
Net realized and unrealized gain	450,907
Net increase in net assets resulting from operations	$452,093

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,186	$(19,700)
Net realized loss on investments	(343,750)	(233,115)
Net change in unrealized appreciation (depreciation) on investments	794,657	(1,448,354)
Net increase (decrease) in net assets resulting from operations	452,093	(1,701,169)

Capital share transactions:
Proceeds from sale of shares	12,386,452	3,872,140
Cost of shares redeemed	(11,061,398)	(4,538,395)
Net increase (decrease) from capital share transactions	1,325,054	(666,255)
Net increase (decrease) in net assets	1,777,147	(2,367,424)

Net assets:
Beginning of period	3,736,310	6,103,734
End of period	$5,513,457	$3,736,310

Capital share activity:
Shares sold	123,142	38,656
Shares redeemed	(112,632)	(46,415)
Net increase (decrease) in shares	10,510	(7,759)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

LEISURE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$88.27	$121.87	$122.53	$106.03	$83.01	$98.33
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	(.44)	(1.02)	(.56)	(.09)	.23
Net gain (loss) on investments (realized and unrealized)	16.06	(33.16)	2.25	21.48	24.33	(13.07)
Total from investment operations	16.08	(33.60)	1.23	20.92	24.24	(12.84)
Less distributions from:
Net investment income	—	—	—	—	(.24)	(.26)
Net realized gains	—	—	(1.89)	(4.42)	(.98)	(2.22)
Total distributions	—	—	(1.89)	(4.42)	(1.22)	(2.48)
Net asset value, end of period	$104.35	$88.27	$121.87	$122.53	$106.03	$83.01

Total Return[c]	18.22%	(27.57%)	0.92%	21.01%	29.28%	(13.44%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,513	$3,736	$6,104	$10,822	$6,536	$3,565
Ratios to average net assets:
Net investment income (loss)	0.04%	(0.45%)	(0.78%)	(0.56%)	(0.09%)	0.24%
Total expenses	1.80%	1.77%	1.69%	1.82%	1.83%	1.71%
Portfolio turnover rate	189%	103%	194%	257%	224%	239%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

PRECIOUS METALS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services (“Precious Metals Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 29, 1997

Ten Largest Holdings	% of Total Net Assets
Freeport-McMoRan, Inc.	11.3%
Newmont Corp.	8.5%
Barrick Gold Corp.	7.9%
Agnico Eagle Mines Ltd.	7.1%
Wheaton Precious Metals Corp.	6.3%
Gold Fields Ltd. ADR	4.5%
Franco-Nevada Corp.	4.3%
Royal Gold, Inc.	3.9%
AngloGold Ashanti Ltd. ADR	3.8%
Kinross Gold Corp.	3.5%
Top Ten Total	61.1%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†
Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Precious Metals Fund	(0.14%)	9.40%	7.90%	2.96%
S&P 500 Materials Index	7.74%	15.12%	9.75%	10.31%
S&P 500 Index	16.89%	19.59%	12.31%	12.86%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
PRECIOUS METALS FUND

	Shares	Value
COMMON STOCKS† - 99.2%

Mining - 99.2%
Freeport-McMoRan, Inc.	49,948	$1,997,920
Newmont Corp.	35,284	1,505,215
Barrick Gold Corp.	82,374	1,394,592
Agnico Eagle Mines Ltd.	25,213	1,260,146
Wheaton Precious Metals Corp.	25,741	1,112,526
Gold Fields Ltd. ADR	57,817	799,609
Franco-Nevada Corp.	5,367	765,334
Royal Gold, Inc.	6,043	693,615
AngloGold Ashanti Ltd. ADR	31,601	666,465
Kinross Gold Corp.	130,135	620,744
Pan American Silver Corp.	39,461	575,341
Alamos Gold, Inc. — Class A	45,979	548,070
B2Gold Corp.	144,322	515,229
SSR Mining, Inc.	30,535	432,986
Hecla Mining Co.	83,345	429,227
Osisko Gold Royalties Ltd.[1]	27,275	419,217
Sibanye Stillwater Ltd. ADR	60,462	377,283
Eldorado Gold Corp.*	36,261	366,236
Harmony Gold Mining Company Ltd. ADR	82,414	346,139
First Majestic Silver Corp.	54,797	309,603
Sandstorm Gold Ltd.	60,323	308,854
Equinox Gold Corp.*	61,302	280,763
MAG Silver Corp.*	22,184	247,130
SilverCrest Metals, Inc.*	38,495	225,581
Seabridge Gold, Inc.*	18,316	220,708
Novagold Resources, Inc.*	55,206	220,272
Fortuna Silver Mines, Inc.*	65,798	213,185
IAMGOLD Corp.*	74,674	196,393
Coeur Mining, Inc.*	62,770	178,267
Endeavour Silver Corp.*	51,136	147,783
Silvercorp Metals, Inc.	47,518	134,001
Gatos Silver, Inc.*	26,855	101,512
Total Mining		17,609,946

Total Common Stocks
(Cost $9,706,360)		17,609,946

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.0%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$95,051	95,051
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	41,817	41,817
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	38,016	38,016
Total Repurchase Agreements
(Cost $174,884)		174,884

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.8%
Money Market Fund
First American Government Obligations Fund — Class X, 5.01%[4]	317,068	317,068
Total Securities Lending Collateral
(Cost $317,068)		317,068

Total Investments - 102.0%
(Cost $10,198,312)		$18,101,898
Other Assets & Liabilities, net - (2.0)%		(357,946)
Total Net Assets - 100.0%		$17,743,952

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2023.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
PRECIOUS METALS FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$17,609,946	$—	$—	$17,609,946
Repurchase Agreements	—	174,884	—	174,884
Securities Lending Collateral	317,068	—	—	317,068
Total Assets	$17,927,014	$174,884	$—	$18,101,898

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

PRECIOUS METALS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments, at value - including $314,409 of securities loaned (cost $10,023,428)	$17,927,014
Repurchase agreements, at value (cost $174,884)	174,884
Foreign currency, at value (cost 514)	514
Receivables:
Fund shares sold	99,571
Foreign tax reclaims	5,542
Dividends	1,048
Securities lending income	49
Interest	25
Total assets	18,208,647

Liabilities:
Overdraft due to custodian bank	511
Payable for:
Return of securities lending collateral	317,068
Deferred foreign capital gain taxes	86,192
Management fees	10,998
Transfer agent/maintenance fees	7,416
Investor service fees	3,666
Portfolio accounting and administration fees	2,273
Fund shares redeemed	1,953
Trustees’ fees*	278
Miscellaneous	34,340
Total liabilities	464,695
Net assets	$17,743,952

Net assets consist of:
Paid in capital	$31,834,812
Total distributable earnings (loss)	(14,090,860)
Net assets	$17,743,952
Capital shares outstanding	487,028
Net asset value per share	$36.43

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends (net of foreign withholding tax of $18,543)	$152,028
Interest	5,485
Income from securities lending, net	1,928
Total investment income	159,441

Expenses:
Management fees	80,084
Investor service fees	26,695
Transfer agent fees	30,161
Professional fees	19,121
Portfolio accounting and administration fees	16,550
Trustees’ fees*	2,071
Custodian fees	1,537
Miscellaneous	4,248
Total expenses	180,467
Net investment loss	(21,026)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	46,095
Foreign currency transactions	4
Net realized gain	46,099
Net change in unrealized appreciation (depreciation) on:
Investments	(721,665)
Net change in unrealized appreciation (depreciation)	(721,665)
Net realized and unrealized loss	(675,566)
Net decrease in net assets resulting from operations	$(696,592)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PRECIOUS METALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(21,026)	$26,662
Net realized gain on investments	46,099	673,417
Net change in unrealized appreciation (depreciation) on investments	(721,665)	(3,851,299)
Net decrease in net assets resulting from operations	(696,592)	(3,151,220)

Distributions to shareholders	—	(93,847)

Capital share transactions:
Proceeds from sale of shares	23,019,361	48,465,105
Distributions reinvested	—	93,847
Cost of shares redeemed	(29,556,172)	(41,494,209)
Net increase (decrease) from capital share transactions	(6,536,811)	7,064,743
Net increase (decrease) in net assets	(7,233,403)	3,819,676

Net assets:
Beginning of period	24,977,355	21,157,679
End of period	$17,743,952	$24,977,355

Capital share activity:
Shares sold	579,483	1,262,223
Shares issued from reinvestment of distributions	—	2,950
Shares redeemed	(777,182)	(1,093,320)
Net increase (decrease) in shares	(197,699)	171,853

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$36.48	$41.25	$47.27	$36.75	$24.14	$30.30
Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)	.05	.06	(.37)	(.20)	(.23)
Net gain (loss) on investments (realized and unrealized)	(.01)	(4.64)	(4.40)	13.03	12.81	(4.68)
Total from investment operations	(.05)	(4.59)	(4.34)	12.66	12.61	(4.91)
Less distributions from:
Net investment income	—	(.18)	(1.68)	(2.14)	—	(1.25)
Total distributions	—	(.18)	(1.68)	(2.14)	—	(1.25)
Net asset value, end of period	$36.43	$36.48	$41.25	$47.27	$36.75	$24.14

Total Return[c]	(0.14%)	(11.08%)	(9.19%)	34.30%	52.24%	(16.61%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,744	$24,977	$21,158	$23,246	$24,882	$16,632
Ratios to average net assets:
Net investment income (loss)	(0.20%)	0.13%	0.13%	(0.88%)	(0.69%)	(0.87%)
Total expenses	1.69%	1.67%	1.59%	1.72%	1.72%	1.67%
Portfolio turnover rate	102%	188%	133%	163%	180%	639%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

REAL ESTATE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts (“REITs”) (collectively, “Real Estate Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: October 1, 2001

Ten Largest Holdings	% of Total Net Assets
Prologis, Inc.	3.7%
American Tower Corp. — Class A	3.3%
Equinix, Inc.	3.0%
Crown Castle, Inc.	2.4%
Public Storage	2.4%
Welltower, Inc.	2.2%
Realty Income Corp.	2.2%
Simon Property Group, Inc.	2.1%
Digital Realty Trust, Inc.	2.1%
VICI Properties, Inc.	1.9%
Top Ten Total	25.3%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†
Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Real Estate Fund	2.56%	(5.04%)	1.47%	3.99%
MSCI U.S. REIT Index	5.46%	(0.09%)	4.55%	6.39%
S&P 500 Index	16.89%	19.59%	12.31%	12.86%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the MSCI U.S. REIT index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
REAL ESTATE FUND

	Shares	Value
COMMON STOCKS† - 99.4%

REITs - 93.6%

REITs-Diversified - 23.4%
American Tower Corp. — Class A	777	$150,691
Equinix, Inc.	174	136,406
Crown Castle, Inc.	967	110,180
Digital Realty Trust, Inc.	841	95,765
VICI Properties, Inc.	2,770	87,061
Weyerhaeuser Co.	2,475	82,937
SBA Communications Corp.	340	78,798
WP Carey, Inc.	856	57,831
Gaming and Leisure Properties, Inc.	1,112	53,888
Lamar Advertising Co. — Class A	515	51,114
PotlatchDeltic Corp.	634	33,507
EPR Properties	636	29,765
Broadstone Net Lease, Inc.	1,662	25,661
LXP Industrial Trust	2,590	25,253
Outfront Media, Inc.	1,531	24,067
Uniti Group, Inc.	2,931	13,541
Total REITs-Diversified		1,056,465

REITs-Apartments - 13.0%
AvalonBay Communities, Inc.	430	81,386
Equity Residential	1,177	77,647
Invitation Homes, Inc.	2,077	71,449
Mid-America Apartment Communities, Inc.	433	65,755
Essex Property Trust, Inc.	260	60,918
UDR, Inc.	1,385	59,500
Camden Property Trust	482	52,475
American Homes 4 Rent — Class A	1,476	52,324
Apartment Income REIT Corp.	1,003	36,198
Independence Realty Trust, Inc.	1,743	31,758
Total REITs-Apartments		589,410

REITs-Warehouse/Industries - 9.7%
Prologis, Inc.	1,346	165,060
Rexford Industrial Realty, Inc.	990	51,698
Americold Realty Trust, Inc.	1,488	48,062
EastGroup Properties, Inc.	250	43,400
First Industrial Realty Trust, Inc.	780	41,059
STAG Industrial, Inc.	1,113	39,934
Terreno Realty Corp.	568	34,137
Innovative Industrial Properties, Inc.	239	17,449
Total REITs-Warehouse/Industries		440,799

REITs-Health Care - 8.7%
Welltower, Inc.	1,234	99,818
Ventas, Inc.	1,466	69,298
Healthpeak Properties, Inc.	2,540	51,054
Omega Healthcare Investors, Inc.	1,361	41,769
Healthcare Realty Trust, Inc.	2,154	40,624
Medical Properties Trust, Inc.[1]	3,963	36,697
Physicians Realty Trust	2,006	28,064
Sabra Health Care REIT, Inc.	2,182	25,682
Total REITs-Health Care		393,006

REITs-Storage - 8.3%
Public Storage	365	106,536
Extra Space Storage, Inc.	472	70,257
Iron Mountain, Inc.	1,129	64,150
Life Storage, Inc.	401	53,317
CubeSmart	1,111	49,617
National Storage Affiliates Trust	864	30,093
Total REITs-Storage		373,970

REITs-Office Property - 7.8%
Alexandria Real Estate Equities, Inc.	593	67,300
Boston Properties, Inc.	807	46,475
Vornado Realty Trust	1,691	30,675
Cousins Properties, Inc.	1,323	30,164
Kilroy Realty Corp.	978	29,428
Highwoods Properties, Inc.	1,065	25,464
Corporate Office Properties Trust	1,069	25,389
SL Green Realty Corp.[1]	779	23,409
Douglas Emmett, Inc.	1,789	22,488
Equity Commonwealth	1,105	22,387
JBG SMITH Properties	1,325	19,928
Hudson Pacific Properties, Inc.	2,552	10,769
Total REITs-Office Property		353,876

REITs-Shopping Centers - 6.8%
Kimco Realty Corp.	2,780	54,822
Regency Centers Corp.	846	52,257
Federal Realty Investment Trust	457	44,224
Brixmor Property Group, Inc.	1,854	40,788
Kite Realty Group Trust	1,598	35,699
Phillips Edison & Company, Inc.	1,003	34,182
SITE Centers Corp.	1,834	24,246
Retail Opportunity Investments Corp.	1,501	20,279
Total REITs-Shopping Centers		306,497

REITs-Single Tenant - 5.4%
Realty Income Corp.	1,643	98,235
NNN REIT, Inc.	1,012	43,304
Agree Realty Corp.	583	38,122
Spirit Realty Capital, Inc.	933	36,742
Essential Properties Realty Trust, Inc.	1,211	28,507
Total REITs-Single Tenant		244,910

REITs-Hotels - 5.2%
Host Hotels & Resorts, Inc.	3,111	52,358
Ryman Hospitality Properties, Inc.	381	35,403
Apple Hospitality REIT, Inc.	1,786	26,987
Park Hotels & Resorts, Inc.	1,863	23,884
Sunstone Hotel Investors, Inc.	2,164	21,900
Pebblebrook Hotel Trust	1,426	19,878
DiamondRock Hospitality Co.	2,440	19,544
RLJ Lodging Trust	1,861	19,113
Service Properties Trust	2,119	18,414
Total REITs-Hotels		237,481

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
REAL ESTATE FUND

	Shares	Value
REITs-Regional Malls - 2.7%
Simon Property Group, Inc.	837	$96,657
Macerich Co.	2,194	24,726
Total REITs-Regional Malls		121,383

REITs-Manufactured Homes - 2.6%
Sun Communities, Inc.	480	62,621
Equity LifeStyle Properties, Inc.	803	53,713
Total REITs-Manufactured Homes		116,334

Total REITs		4,234,131

Real Estate - 3.8%

Real Estate Management/Services - 3.8%
CBRE Group, Inc. — Class A*	973	78,531
Jones Lang LaSalle, Inc.*	230	35,834
eXp World Holdings, Inc.	980	19,874
Redfin Corp.*	1,556	19,325
Cushman & Wakefield plc*	2,128	17,407
Total Real Estate Management/Services		170,971

Total Real Estate		170,971

Internet - 1.5%

E-Commerce/Services - 1.5%
Zillow Group, Inc. — Class C*	1,065	53,527
Opendoor Technologies, Inc.*	3,734	15,010
Total E-Commerce/Services		68,537

Total Internet		68,537

Telecommunications - 0.5%

Telecom Services - 0.5%
DigitalBridge Group, Inc.	1,642	24,154

Total Common Stocks
(Cost $2,183,606)		4,497,793

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$14,855	14,855
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	6,536	6,536
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	5,941	5,941
Total Repurchase Agreements
(Cost $27,332)		27,332

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.0%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[4]	45,049	45,049
Total Securities Lending Collateral
(Cost $45,049)		45,049

Total Investments - 101.0%
(Cost $2,255,987)		$4,570,174
Other Assets & Liabilities, net - (1.0)%		(47,324)
Total Net Assets - 100.0%		$4,522,850

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2023.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
REAL ESTATE FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,497,793	$—	$—	$4,497,793
Repurchase Agreements	—	27,332	—	27,332
Securities Lending Collateral	45,049	—	—	45,049
Total Assets	$4,542,842	$27,332	$—	$4,570,174

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments, at value - including $44,660 of securities loaned (cost $2,228,655)	$4,542,842
Repurchase agreements, at value (cost $27,332)	27,332
Receivables:
Fund shares sold	33,363
Dividends	20,438
Securities lending income	9
Interest	4
Total assets	4,623,988

Liabilities:
Payable for:
Return of securities lending collateral	45,049
Securities purchased	41,777
Management fees	3,075
Transfer agent fees	1,712
Investor service fees	904
Portfolio accounting and administration fees	561
Fund shares redeemed	175
Trustees’ fees*	63
Miscellaneous	7,822
Total liabilities	101,138
Net assets	$4,522,850

Net assets consist of:
Paid in capital	$3,077,518
Total distributable earnings (loss)	1,445,332
Net assets	$4,522,850
Capital shares outstanding	127,063
Net asset value per share	$35.60

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends	$76,786
Interest	686
Income from securities lending, net	121
Total investment income	77,593

Expenses:
Management fees	21,017
Investor service fees	6,181
Transfer agent fees	6,959
Portfolio accounting and administration fees	3,832
Professional fees	590
Trustees’ fees*	468
Custodian fees	355
Line of credit fees	13
Miscellaneous	4,853
Total expenses	44,268
Net investment income	33,325

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(99,170)
Net realized loss	(99,170)
Net change in unrealized appreciation (depreciation) on:
Investments	83,553
Net change in unrealized appreciation (depreciation)	83,553
Net realized and unrealized loss	(15,617)
Net increase in net assets resulting from operations	$17,708

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$33,325	$70,918
Net realized gain (loss) on investments	(99,170)	1,141,105
Net change in unrealized appreciation (depreciation) on investments	83,553	(4,132,274)
Net increase (decrease) in net assets resulting from operations	17,708	(2,920,251)

Distributions to shareholders	—	(419,006)

Capital share transactions:
Proceeds from sale of shares	3,461,812	11,625,641
Distributions reinvested	—	419,006
Cost of shares redeemed	(3,728,859)	(18,638,779)
Net decrease from capital share transactions	(267,047)	(6,594,132)
Net decrease in net assets	(249,339)	(9,933,389)

Net assets:
Beginning of period	4,772,189	14,705,578
End of period	$4,522,850	$4,772,189

Capital share activity:
Shares sold	92,504	252,343
Shares issued from reinvestment of distributions	—	10,830
Shares redeemed	(102,914)	(413,747)
Net decrease in shares	(10,410)	(150,574)

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$34.71	$51.05	$38.31	$43.46	$35.99	$39.22
Income (loss) from investment operations:
Net investment income (loss)[b]	.24	.38	.31	.28	.68	.64
Net gain (loss) on investments (realized and unrealized)	.65 [d]	(14.10)	12.70	(3.19)	8.03	(3.48)
Total from investment operations	.89	(13.72)	13.01	(2.91)	8.71	(2.84)
Less distributions from:
Net investment income	—	(.41)	(.27)	(1.16)	(.83)	(.39)
Net realized gains	—	(2.21)	—	(1.08)	(.41)	—
Total distributions	—	(2.62)	(.27)	(2.24)	(1.24)	(.39)
Net asset value, end of period	$35.60	$34.71	$51.05	$38.31	$43.46	$35.99

Total Return[c]	2.56%	(27.40%)	34.07%	(5.82%)	24.43%	(7.33%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,523	$4,772	$14,706	$6,518	$12,249	$12,708
Ratios to average net assets:
Net investment income (loss)	1.35%	0.90%	0.69%	0.76%	1.62%	1.67%
Total expenses	1.79%	1.77%	1.69%	1.82%	1.82%	1.73%
Portfolio turnover rate	65%	134%	136%	173%	225%	313%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 85

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

RETAILING FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers (“Retailing Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 23, 2001

Ten Largest Holdings	% of Total Net Assets
Amazon.com, Inc.	10.8%
Walmart, Inc.	5.6%
Home Depot, Inc.	4.8%
Lowe’s Companies, Inc.	4.4%
Costco Wholesale Corp.	4.3%
TJX Companies, Inc.	3.8%
Target Corp.	2.9%
O’Reilly Automotive, Inc.	2.9%
Alibaba Group Holding Ltd. ADR	2.6%
Ross Stores, Inc.	2.3%
Top Ten Total	44.4%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†
Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Retailing Fund	8.75%	16.69%	6.87%	8.01%
S&P 500 Consumer Discretionary Index	33.06%	24.73%	9.96%	12.93%
S&P 500 Index	16.89%	19.59%	12.31%	12.86%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
RETAILING FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Retail - 68.3%
Walmart, Inc.	1,702	$267,520
Home Depot, Inc.	734	228,010
Lowe’s Companies, Inc.	921	207,870
Costco Wholesale Corp.	386	207,815
TJX Companies, Inc.	2,138	181,281
Target Corp.	1,045	137,836
O’Reilly Automotive, Inc.*	143	136,608
Ross Stores, Inc.	999	112,018
Dollar General Corp.	656	111,376
Dollar Tree, Inc.*	695	99,733
AutoZone, Inc.*	38	94,748
Ulta Beauty, Inc.*	193	90,825
Genuine Parts Co.	525	88,846
Tractor Supply Co.	391	86,450
Walgreens Boots Alliance, Inc.	2,637	75,128
Best Buy Company, Inc.	892	73,099
CarMax, Inc.*	782	65,453
Five Below, Inc.*	300	58,962
Floor & Decor Holdings, Inc. — Class A*	565	58,737
Burlington Stores, Inc.*	372	58,549
Dick’s Sporting Goods, Inc.	439	58,031
BJ’s Wholesale Club Holdings, Inc.*	807	50,849
Williams-Sonoma, Inc.	393	49,180
Bath & Body Works, Inc.	1,276	47,850
GameStop Corp. — Class A*,1	1,950	47,288
AutoNation, Inc.*	283	46,585
RH*	138	45,483
Murphy USA, Inc.	131	40,755
Lithia Motors, Inc. — Class A	123	37,406
Advance Auto Parts, Inc.	530	37,259
Academy Sports & Outdoors, Inc.	687	37,132
Macy’s, Inc.	2,302	36,947
Ollie’s Bargain Outlet Holdings, Inc.*	555	32,151
Signet Jewelers Ltd.	465	30,346
Boot Barn Holdings, Inc.*	351	29,726
Foot Locker, Inc.	1,048	28,411
Gap, Inc.	2,994	26,736
American Eagle Outfitters, Inc.	2,177	25,689
Nordstrom, Inc.[1]	1,252	25,629
National Vision Holdings, Inc.*	942	22,881
Leslie’s, Inc.*	2,228	20,921
Victoria’s Secret & Co.*	1,159	20,201
Kohl’s Corp.	462	10,649
Carvana Co.*,1	399	10,342
Total Retail		3,259,311

Internet - 27.7%
Amazon.com, Inc.*	3,941	513,749
Alibaba Group Holding Ltd. ADR*	1,473	122,774
PDD Holdings, Inc. ADR*	1,409	97,418
eBay, Inc.	1,886	84,285
JD.com, Inc. ADR	2,378	81,161
MercadoLibre, Inc.*	66	78,184
Coupang, Inc.*	4,447	77,378
Farfetch Ltd. — Class A*	11,539	69,696
Chewy, Inc. — Class A*	1,696	66,941
Etsy, Inc.*	655	55,420
Wayfair, Inc. — Class A*	769	49,993
Overstock.com, Inc.*	797	25,958
Total Internet		1,322,957

Distribution & Wholesale - 3.0%
LKQ Corp.	1,231	71,730
Pool Corp.	190	71,182
Total Distribution & Wholesale		142,912

Apparel - 0.5%
Urban Outfitters, Inc.*	759	25,145

Total Common Stocks
(Cost $3,149,717)		4,750,325

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$22,792	22,792
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	10,028	10,028
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	9,116	9,116
Total Repurchase Agreements
(Cost $41,936)		41,936

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.2%
Money Market Fund
First American Government Obligations Fund — Class X, 5.01%[4]	58,658	58,658
Total Securities Lending Collateral
(Cost $58,658)		58,658

Total Investments - 101.6%
(Cost $3,250,311)		$4,850,919
Other Assets & Liabilities, net - (1.6)%		(75,980)
Total Net Assets - 100.0%		$4,774,939

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 87

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
RETAILING FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2023.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,750,325	$—	$—	$4,750,325
Repurchase Agreements	—	41,936	—	41,936
Securities Lending Collateral	58,658	—	—	58,658
Total Assets	$4,808,983	$41,936	$—	$4,850,919

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RETAILING FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments, at value - including $56,549 of securities loaned (cost $3,208,375)	$4,808,983
Repurchase agreements, at value (cost $41,936)	41,936
Receivables:
Fund shares sold	131,977
Dividends	1,389
Securities lending income	133
Interest	6
Total assets	4,984,424

Liabilities:
Payable for:
Securities purchased	138,594
Return of securities lending collateral	58,658
Management fees	2,733
Transfer agent fees	1,452
Investor service fees	804
Fund shares redeemed	732
Portfolio accounting and administration fees	498
Trustees’ fees*	48
Miscellaneous	5,966
Total liabilities	209,485
Net assets	$4,774,939

Net assets consist of:
Paid in capital	$4,313,228
Total distributable earnings (loss)	461,711
Net assets	$4,774,939
Capital shares outstanding	45,663
Net asset value per share	$104.57

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends (net of foreign withholding tax of $55)	$23,056
Interest	557
Income from securities lending, net	1,040
Total investment income	24,653

Expenses:
Management fees	16,018
Investor service fees	4,711
Transfer agent fees	5,225
Professional fees	3,144
Portfolio accounting and administration fees	2,921
Trustees’ fees*	319
Custodian fees	267
Line of credit fees	19
Miscellaneous	1,188
Total expenses	33,812
Net investment loss	(9,159)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	42,392
Net realized gain	42,392
Net change in unrealized appreciation (depreciation) on:
Investments	258,831
Net change in unrealized appreciation (depreciation)	258,831
Net realized and unrealized gain	301,223
Net increase in net assets resulting from operations	$292,064

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 89

RETAILING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(9,159)	$(27,165)
Net realized gain (loss) on investments	42,392	(434,030)
Net change in unrealized appreciation (depreciation) on investments	258,831	(1,063,805)
Net increase (decrease) in net assets resulting from operations	292,064	(1,525,000)

Distributions to shareholders	—	(104,064)

Capital share transactions:
Proceeds from sale of shares	4,813,485	7,032,882
Distributions reinvested	—	104,064
Cost of shares redeemed	(3,550,971)	(8,909,554)
Net increase (decrease) from capital share transactions	1,262,514	(1,772,608)
Net increase (decrease) in net assets	1,554,578	(3,401,672)

Net assets:
Beginning of period	3,220,361	6,622,033
End of period	$4,774,939	$3,220,361

Capital share activity:
Shares sold	46,587	67,226
Shares issued from reinvestment of distributions	—	1,066
Shares redeemed	(34,413)	(84,122)
Net increase (decrease) in shares	12,174	(15,830)

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RETAILING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$96.16	$134.27	$128.69	$89.57	$71.95	$74.37
Income (loss) from investment operations:
Net investment income (loss)[b]	(.24)	(.71)	(1.27)	(.95)	(.45)	(.30)
Net gain (loss) on investments (realized and unrealized)	8.65	(34.86)	16.53	40.07	18.07	(2.11)
Total from investment operations	8.41	(35.57)	15.26	39.12	17.62	(2.41)
Less distributions from:
Net investment income	—	—	—	—	—	(.01)
Net realized gains	—	(2.54)	(9.68)	—	—	—
Total distributions	—	(2.54)	(9.68)	—	—	(.01)
Net asset value, end of period	$104.57	$96.16	$134.27	$128.69	$89.57	$71.95

Total Return[c]	8.75%	(26.52%)	11.75%	43.68%	24.49%	(3.23%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,775	$3,220	$6,622	$7,196	$3,625	$6,788
Ratios to average net assets:
Net investment income (loss)	(0.49%)	(0.68%)	(0.92%)	(0.91%)	(0.54%)	(0.37%)
Total expenses	1.79%	1.77%	1.69%	1.82%	1.83%	1.72%
Portfolio turnover rate	107%	193%	375%	250%	173%	260%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

TECHNOLOGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies (“Technology Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings	% of Total Net Assets
Apple, Inc.	6.6%
Microsoft Corp.	6.1%
Alphabet, Inc. — Class A	4.5%
NVIDIA Corp.	4.0%
Meta Platforms, Inc. — Class A	3.3%
Broadcom, Inc.	2.3%
Adobe, Inc.	1.9%
Oracle Corp.	1.7%
Cisco Systems, Inc.	1.7%
Salesforce, Inc.	1.7%
Top Ten Total	33.8%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†
Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Technology Fund	33.64%	28.60%	13.82%	15.68%
S&P 500 Information Technology Index	42.77%	40.26%	21.82%	21.86%
S&P 500 Index	16.89%	19.59%	12.31%	12.86%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
TECHNOLOGY FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Software - 31.3%
Microsoft Corp.	4,189	$1,426,522
Adobe, Inc.*	893	436,668
Oracle Corp.	3,323	395,736
Salesforce, Inc.*	1,847	390,197
Intuit, Inc.	703	322,108
ServiceNow, Inc.*	536	301,216
Synopsys, Inc.*	516	224,672
Activision Blizzard, Inc.*	2,653	223,648
Cadence Design Systems, Inc.*	951	223,029
Workday, Inc. — Class A*	974	220,017
Roper Technologies, Inc.	426	204,821
Atlassian Corp. — Class A*	1,179	197,848
Snowflake, Inc. — Class A*	1,094	192,522
Autodesk, Inc.*	904	184,967
NetEase, Inc. ADR	1,775	171,625
Electronic Arts, Inc.	1,275	165,368
MongoDB, Inc.*	373	153,299
ANSYS, Inc.*	458	151,264
Datadog, Inc. — Class A*	1,514	148,947
Palantir Technologies, Inc. — Class A*	9,691	148,563
Take-Two Interactive Software, Inc.*	985	144,953
Cloudflare, Inc. — Class A*	1,927	125,968
Zoom Video Communications, Inc. — Class A*	1,766	119,876
Splunk, Inc.*	1,114	118,184
ROBLOX Corp. — Class A*	2,798	112,759
PTC, Inc.*	788	112,132
HubSpot, Inc.*	208	110,675
Akamai Technologies, Inc.*	1,128	101,373
Unity Software, Inc.*	2,300	99,866
BILL Holdings, Inc.*	817	95,466
Twilio, Inc. — Class A*	1,480	94,158
DocuSign, Inc.*	1,614	82,459
ZoomInfo Technologies, Inc. — Class A*	3,206	81,400
Five9, Inc.*	853	70,330
Total Software		7,352,636

Semiconductors - 28.0%
NVIDIA Corp.	2,193	927,683
Broadcom, Inc.	619	536,939
Texas Instruments, Inc.	2,016	362,920
Advanced Micro Devices, Inc.*	3,171	361,209
Intel Corp.	10,191	340,787
QUALCOMM, Inc.	2,724	324,265
Applied Materials, Inc.	2,170	313,652
Analog Devices, Inc.	1,456	283,643
Lam Research Corp.	409	262,930
NXP Semiconductor N.V.	1,277	261,376
ASML Holding N.V. — Class G	326	236,269
KLA Corp.	471	228,444
Micron Technology, Inc.	3,593	226,754
Taiwan Semiconductor Manufacturing Company Ltd. ADR	2,235	225,556
Microchip Technology, Inc.	2,264	202,832
Marvell Technology, Inc.	3,298	197,154
ON Semiconductor Corp.*	1,916	181,215
STMicroelectronics N.V. — Class Y	3,548	177,365
Skyworks Solutions, Inc.	1,079	119,435
Teradyne, Inc.	1,063	118,344
Entegris, Inc.	1,012	112,150
Lattice Semiconductor Corp.*	1,128	108,367
Monolithic Power Systems, Inc.	176	95,081
Qorvo, Inc.*	873	89,072
Wolfspeed, Inc.*	1,353	75,213
MKS Instruments, Inc.	690	74,589
GLOBALFOUNDRIES, Inc.*,1	1,034	66,776
Silicon Laboratories, Inc.*	326	51,423
Total Semiconductors		6,561,443

Computers - 15.8%
Apple, Inc.	8,014	1,554,476
International Business Machines Corp.	2,287	306,023
Fortinet, Inc.*	2,695	203,715
Accenture plc — Class A	641	197,800
Infosys Ltd. ADR	10,988	176,577
Check Point Software Technologies Ltd.*	1,367	171,723
Cognizant Technology Solutions Corp. — Class A	2,490	162,547
Crowdstrike Holdings, Inc. — Class A*	1,081	158,766
HP, Inc.	4,685	143,876
Hewlett Packard Enterprise Co.	7,907	132,838
NetApp, Inc.	1,525	116,510
Seagate Technology Holdings plc	1,565	96,827
Zscaler, Inc.*	661	96,704
Western Digital Corp.*	2,450	92,928
Pure Storage, Inc. — Class A*	2,517	92,676
Total Computers		3,703,986

Internet - 15.0%
Alphabet, Inc. — Class A*	8,900	1,065,330
Meta Platforms, Inc. — Class A*	2,688	771,402
Palo Alto Networks, Inc.*	1,025	261,898
Shopify, Inc. — Class A*	3,316	214,214
Baidu, Inc. ADR*	1,387	189,894
Sea Ltd. ADR*	2,706	157,056
CDW Corp.	779	142,947
Pinterest, Inc. — Class A*	4,660	127,404
VeriSign, Inc.*	560	126,543
Snap, Inc. — Class A*	9,497	112,444
Match Group, Inc.*	2,336	97,762
Gen Digital, Inc.	4,883	90,580
Okta, Inc.*	1,302	90,294
F5, Inc.*	563	82,344
Total Internet		3,530,112

Telecommunications - 3.9%
Cisco Systems, Inc.	7,601	393,276
Motorola Solutions, Inc.	681	199,724
Arista Networks, Inc.*	1,054	170,811
Corning, Inc.	4,310	151,022
Total Telecommunications		914,833

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
TECHNOLOGY FUND

	Shares	Value
Electronics - 3.2%
Amphenol Corp. — Class A	2,409	$204,644
TE Connectivity Ltd.	1,375	192,720
Keysight Technologies, Inc.*	918	153,719
Trimble, Inc.*	1,934	102,386
Flex Ltd.*	3,573	98,758
Total Electronics		752,227

Energy-Alternate Sources - 1.6%
SolarEdge Technologies, Inc.*	511	137,485
Enphase Energy, Inc.*	755	126,447
First Solar, Inc.*	641	121,848
Total Energy-Alternate Sources		385,780

Office & Business Equipment - 0.4%
Zebra Technologies Corp. — Class A*	308	91,116

Commercial Services - 0.3%
Paylocity Holding Corp.*	322	59,419

Total Common Stocks
(Cost $10,718,259)		23,351,552

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$87,268	87,268
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	38,393	38,393
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	34,903	34,903
Total Repurchase Agreements
(Cost $160,564)		160,564

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class X, 5.01%[4]	903	903
Total Securities Lending Collateral
(Cost $903)		903

Total Investments - 100.2%
(Cost $10,879,726)		$23,513,019
Other Assets & Liabilities, net - (0.2)%		(40,222)
Total Net Assets - 100.0%		$23,472,797

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2023.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$23,351,552	$—	$—	$23,351,552
Repurchase Agreements	—	160,564	—	160,564
Securities Lending Collateral	903	—	—	903
Total Assets	$23,352,455	$160,564	$—	$23,513,019

94 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments, at value - including $904 of securities loaned (cost $10,719,162)	$23,352,455
Repurchase agreements, at value (cost $160,564)	160,564
Receivables:
Fund shares sold	746,670
Dividends	9,414
Foreign tax reclaims	496
Securities lending income	62
Interest	22
Total assets	24,269,683

Liabilities:
Payable for:
Securities purchased	732,015
Management fees	16,266
Transfer agent fees	8,057
Investor service fees	4,784
Portfolio accounting and administration fees	2,966
Return of securities lending collateral	903
Fund shares redeemed	680
Trustees’ fees*	250
Miscellaneous	30,965
Total liabilities	796,886
Net assets	$23,472,797

Net assets consist of:
Paid in capital	$11,361,416
Total distributable earnings (loss)	12,111,381
Net assets	$23,472,797
Capital shares outstanding	143,798
Net asset value per share	$163.23

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends (net of foreign withholding tax of $345)	$81,712
Interest	3,515
Income from securities lending, net	1,730
Total investment income	86,957

Expenses:
Management fees	83,411
Investor service fees	24,533
Transfer agent fees	26,830
Professional fees	20,278
Portfolio accounting and administration fees	15,210
Trustees’ fees*	1,570
Custodian fees	1,383
Miscellaneous	2,810
Total expenses	176,025
Net investment loss	(89,068)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,176,583
Net realized gain	1,176,583
Net change in unrealized appreciation (depreciation) on:
Investments	4,570,274
Net change in unrealized appreciation (depreciation)	4,570,274
Net realized and unrealized gain	5,746,857
Net increase in net assets resulting from operations	$5,657,789

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 95

TECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(89,068)	$(203,223)
Net realized gain on investments	1,176,583	416,671
Net change in unrealized appreciation (depreciation) on investments	4,570,274	(9,756,937)
Net increase (decrease) in net assets resulting from operations	5,657,789	(9,543,489)

Distributions to shareholders	—	(1,319,879)

Capital share transactions:
Proceeds from sale of shares	10,108,221	14,712,501
Distributions reinvested	—	1,319,879
Cost of shares redeemed	(7,753,405)	(20,097,830)
Net increase (decrease) from capital share transactions	2,354,816	(4,065,450)
Net increase (decrease) in net assets	8,012,605	(14,928,818)

Net assets:
Beginning of period	15,460,192	30,389,010
End of period	$23,472,797	$15,460,192

Capital share activity:
Shares sold	70,372	98,177
Shares issued from reinvestment of distributions	—	9,773
Shares redeemed	(53,156)	(127,726)
Net increase (decrease) in shares	17,216	(19,776)

96 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$122.14	$207.63	$184.01	$125.88	$93.07	$96.71
Income (loss) from investment operations:
Net investment income (loss)[b]	(.64)	(1.65)	(1.82)	(.99)	(.90)	(.63)
Net gain (loss) on investments (realized and unrealized)	41.73	(72.52)	38.58	62.21	37.66	(.43)
Total from investment operations	41.09	(74.17)	36.76	61.22	36.76	(1.06)
Less distributions from:
Net realized gains	—	(11.32)	(13.14)	(3.09)	(3.95)	(2.58)
Total distributions	—	(11.32)	(13.14)	(3.09)	(3.95)	(2.58)
Net asset value, end of period	$163.23	$122.14	$207.63	$184.01	$125.88	$93.07

Total Return[c]	33.64%	(36.25%)	20.50%	49.25%	39.75%	(1.49%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,473	$15,460	$30,389	$25,233	$22,439	$16,061
Ratios to average net assets:
Net investment income (loss)	(0.91%)	(1.10%)	(0.92%)	(0.69%)	(0.79%)	(0.60%)
Total expenses	1.79%	1.77%	1.69%	1.82%	1.82%	1.72%
Portfolio turnover rate	54%	78%	113%	192%	188%	178%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 97

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

TELECOMMUNICATIONS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment (“Telecommunications Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 27, 2001

Ten Largest Holdings	% of Total Net Assets
Cisco Systems, Inc.	9.6%
Comcast Corp. — Class A	9.0%
Verizon Communications, Inc.	8.4%
AT&T, Inc.	7.3%
T-Mobile US, Inc.	6.3%
Motorola Solutions, Inc.	4.3%
Charter Communications, Inc. — Class A	4.2%
Arista Networks, Inc.	3.8%
Liberty Broadband Corp. — Class C	2.5%
Juniper Networks, Inc.	2.4%
Top Ten Total	57.8%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†
Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Telecommunications Fund	2.47%	(4.50%)	(0.73%)	2.65%
S&P 500 Telecommunication Services Index	36.24%	17.28%	9.28%	6.46%
S&P 500 Index	16.89%	19.59%	12.31%	12.86%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Telecommunication Services Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

98 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
TELECOMMUNICATIONS FUND

	Shares	Value
COMMON STOCKS† - 99.6%

Telecommunications - 70.8%
Cisco Systems, Inc.	4,034	$208,719
Verizon Communications, Inc.	4,910	182,603
AT&T, Inc.	9,905	157,985
T-Mobile US, Inc.*	986	136,955
Motorola Solutions, Inc.	321	94,143
Arista Networks, Inc.*	515	83,461
Juniper Networks, Inc.	1,687	52,854
Iridium Communications, Inc.	682	42,366
Ciena Corp.*	957	40,663
Frontier Communications Parent, Inc.*	2,020	37,653
Vodafone Group plc ADR	3,984	37,649
Telefonaktiebolaget LM Ericsson ADR	6,637	36,172
BCE, Inc.	767	34,968
Viasat, Inc.*	831	34,287
TELUS Corp.	1,727	33,607
Nice Ltd. ADR*	161	33,247
America Movil SAB de CV ADR	1,467	31,746
Extreme Networks, Inc.*	1,205	31,390
Nokia Oyj ADR	6,967	28,983
Viavi Solutions, Inc.*	2,456	27,826
Calix, Inc.*	551	27,500
InterDigital, Inc.	281	27,131
Harmonic, Inc.*	1,269	20,520
Gogo, Inc.*	993	16,891
CommScope Holding Company, Inc.*	2,948	16,597
Telephone & Data Systems, Inc.	1,934	15,917
Infinera Corp.*	3,151	15,219
ADTRAN Holdings, Inc.	1,410	14,847
Lumen Technologies, Inc.	4,594	10,382
Clearfield, Inc.*	164	7,765
Total Telecommunications		1,540,046

Media - 19.5%
Comcast Corp. — Class A	4,724	196,282
Charter Communications, Inc. — Class A*	248	91,108
Liberty Broadband Corp. — Class C*	689	55,196
Liberty Global plc — Class C*	2,016	35,824
DISH Network Corp. — Class A*	4,015	26,459
Liberty Latin America Ltd. — Class C*	2,383	20,541
Total Media		425,410

Internet - 5.7%
F5, Inc.*	331	48,412
Roku, Inc.*	738	47,203
Cogent Communications Holdings, Inc.	431	29,002
Total Internet		124,617

Computers - 2.7%
Lumentum Holdings, Inc.*	592	33,584
NetScout Systems, Inc.*	779	24,110
Total Computers		57,694

Real Estate - 0.9%
Radius Global Infrastructure, Inc. — Class A*	1,267	18,878

Total Common Stocks
(Cost $1,556,845)		2,166,645

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$7,665	7,665
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	3,372	3,372
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	3,066	3,066
Total Repurchase Agreements
(Cost $14,103)		14,103

Total Investments - 100.2%
(Cost $1,570,948)		$2,180,748
Other Assets & Liabilities, net - (0.2)%		(3,774)
Total Net Assets - 100.0%		$2,176,974

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 99

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
TELECOMMUNICATIONS FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,166,645	$—	$—	$2,166,645
Repurchase Agreements	—	14,103	—	14,103
Total Assets	$2,166,645	$14,103	$—	$2,180,748

100 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments, at value (cost $1,556,845)	$2,166,645
Repurchase agreements, at value (cost $14,103)	14,103
Receivables:
Dividends	2,776
Fund shares sold	1,822
Interest	2
Total assets	2,185,348

Liabilities:
Payable for:
Professional fees	1,951
Management fees	1,556
Transfer agent fees	971
Printing fees	914
Fund shares redeemed	784
Investor service fees	458
Portfolio accounting and administration fees	284
Trustees’ fees*	34
Miscellaneous	1,422
Total liabilities	8,374
Net assets	$2,176,974

Net assets consist of:
Paid in capital	$2,900,193
Total distributable earnings (loss)	(723,219)
Net assets	$2,176,974
Capital shares outstanding	40,374
Net asset value per share	$53.92

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends (net of foreign withholding tax of $880)	$35,251
Interest	478
Income from securities lending, net	227
Total investment income	35,956

Expenses:
Management fees	12,868
Investor service fees	3,785
Transfer agent fees	4,199
Portfolio accounting and administration fees	2,347
Professional fees	1,670
Trustees’ fees*	226
Custodian fees	212
Miscellaneous	1,841
Total expenses	27,148
Net investment income	8,808

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(237,538)
Net realized loss	(237,538)
Net change in unrealized appreciation (depreciation) on:
Investments	122,764
Net change in unrealized appreciation (depreciation)	122,764
Net realized and unrealized loss	(114,774)
Net decrease in net assets resulting from operations	$(105,966)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 101

TELECOMMUNICATIONS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$8,808	$16,827
Net realized loss on investments	(237,538)	(493,385)
Net change in unrealized appreciation (depreciation) on investments	122,764	(583,949)
Net decrease in net assets resulting from operations	(105,966)	(1,060,507)

Distributions to shareholders	—	(20,013)

Capital share transactions:
Proceeds from sale of shares	4,024,236	2,713,464
Distributions reinvested	—	20,013
Cost of shares redeemed	(3,792,324)	(6,589,223)
Net increase (decrease) from capital share transactions	231,912	(3,855,746)
Net increase (decrease) in net assets	125,946	(4,936,266)

Net assets:
Beginning of period	2,051,028	6,987,294
End of period	$2,176,974	$2,051,028

Capital share activity:
Shares sold	72,487	46,758
Shares issued from reinvestment of distributions	—	343
Shares redeemed	(71,091)	(105,977)
Net increase (decrease) in shares	1,396	(58,876)

102 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$52.62	$71.41	$66.03	$60.85	$53.75	$58.48
Income (loss) from investment operations:
Net investment income (loss)[b]	.16	.37	.44	.48	.37	.57
Net gain (loss) on investments (realized and unrealized)	1.14 [d]	(18.80)	5.48	5.27 [d]	6.73	(3.51)
Total from investment operations	1.30	(18.43)	5.92	5.75	7.10	(2.94)
Less distributions from:
Net investment income	—	(.36)	(.54)	(.57)	—	(.47)
Net realized gains	—	—	—	—	—	(1.32)
Total distributions	—	(.36)	(.54)	(.57)	—	(1.79)
Net asset value, end of period	$53.92	$52.62	$71.41	$66.03	$60.85	$53.75

Total Return[c]	2.47%	(25.85%)	8.98%	9.49%	13.21%	(5.29%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,177	$2,051	$6,987	$3,254	$3,250	$3,230
Ratios to average net assets:
Net investment income (loss)	0.58%	0.62%	0.62%	0.81%	0.63%	0.97%
Total expenses	1.79%	1.77%	1.70%	1.82%	1.82%	1.73%
Portfolio turnover rate	151%	113%	237%	258%	263%	365%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 103

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

TRANSPORTATION FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment (“Transportation Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: June 11, 2001

Ten Largest Holdings	% of Total Net Assets
Tesla, Inc.	11.3%
United Parcel Service, Inc. — Class B	5.1%
Union Pacific Corp.	4.5%
Uber Technologies, Inc.	3.8%
CSX Corp.	3.4%
Ford Motor Co.	3.3%
FedEx Corp.	3.2%
General Motors Co.	3.0%
Norfolk Southern Corp.	2.9%
Old Dominion Freight Line, Inc.	2.6%
Top Ten Total	43.1%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†
Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Transportation Fund	25.34%	16.16%	7.55%	9.59%
S&P 500 Industrials Index	10.19%	25.16%	10.52%	11.58%
S&P 500 Index	16.89%	19.59%	12.31%	12.86%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Industrials Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

104 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
TRANSPORTATION FUND

	Shares	Value
COMMON STOCKS† - 99.2%

Transportation - 38.6%
United Parcel Service, Inc. — Class B	1,576	$282,498
Union Pacific Corp.	1,211	247,795
CSX Corp.	5,534	188,709
FedEx Corp.	710	176,009
Norfolk Southern Corp.	717	162,587
Old Dominion Freight Line, Inc.	390	144,202
Expeditors International of Washington, Inc.	801	97,025
J.B. Hunt Transport Services, Inc.	484	87,618
Canadian National Railway Co.	658	79,664
Canadian Pacific Kansas City Ltd.	975	78,751
CH Robinson Worldwide, Inc.	784	73,970
ZTO Express Cayman, Inc. ADR	2,625	65,835
Knight-Swift Transportation Holdings, Inc.	1,156	64,227
ZIM Integrated Shipping Services Ltd.[1]	5,179	64,168
XPO, Inc.*	1,049	61,891
Landstar System, Inc.	305	58,725
Saia, Inc.*	171	58,552
Ryder System, Inc.	507	42,989
Hub Group, Inc. — Class A*	449	36,064
Werner Enterprises, Inc.	782	34,549
Forward Air Corp.	279	29,605
Total Transportation		2,135,433

Auto Manufacturers - 26.8%
Tesla, Inc.*	2,386	624,583
Ford Motor Co.	12,056	182,407
General Motors Co.	4,302	165,885
NIO, Inc. ADR*	10,555	102,278
Li Auto, Inc. ADR*	2,440	85,644
Rivian Automotive, Inc. — Class A*	5,007	83,417
Ferrari N.V.	241	78,376
Stellantis N.V.	4,415	77,439
Lucid Group, Inc.*,1	7,921	54,576
Fisker, Inc.*,1	5,261	29,672
Total Auto Manufacturers		1,484,277

Auto Parts & Equipment - 12.0%
Aptiv plc*	788	80,447
BorgWarner, Inc.	1,575	77,033
Magna International, Inc.	1,355	76,476
Autoliv, Inc.	816	69,392
Lear Corp.	463	66,464
Gentex Corp.	2,041	59,720
Goodyear Tire & Rubber Co.*	3,204	43,831
Adient plc*	1,112	42,612
Visteon Corp.*	276	39,636
Fox Factory Holding Corp.*	364	39,498
QuantumScape Corp.*,1	4,710	37,633
Luminar Technologies, Inc.*,1	4,822	33,175
Total Auto Parts & Equipment		665,917

Airlines - 11.2%
Delta Air Lines, Inc.	2,825	134,300
Southwest Airlines Co.	3,067	111,056
United Airlines Holdings, Inc.*	1,778	97,559
American Airlines Group, Inc.*	4,484	80,443
Ryanair Holdings plc ADR*	651	72,001
Alaska Air Group, Inc.*	1,129	60,040
JetBlue Airways Corp.*	4,609	40,836
Allegiant Travel Co. — Class A*	192	24,246
Total Airlines		620,481

Internet - 5.6%
Uber Technologies, Inc.*	4,833	208,640
Grab Holdings Ltd. — Class A*	18,532	63,565
Lyft, Inc. — Class A*	3,868	37,094
Total Internet		309,299

Commercial Services - 2.6%
GXO Logistics, Inc.*	954	59,930
Avis Budget Group, Inc.*	223	50,994
Hertz Global Holdings, Inc.*	1,892	34,794
Total Commercial Services		145,718

Home Builders - 1.5%
Thor Industries, Inc.	502	51,957
Winnebago Industries, Inc.	473	31,544
Total Home Builders		83,501

Leisure Time - 0.9%
Harley-Davidson, Inc.	1,349	47,498

Total Common Stocks
(Cost $2,913,853)		5,492,124

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$19,349	19,349
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	8,513	8,513
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	7,739	7,739
Total Repurchase Agreements
(Cost $35,601)		35,601

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 105

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
TRANSPORTATION FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 2.2%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[4]	119,850	$119,850
Total Securities Lending Collateral
(Cost $119,850)		119,850

Total Investments - 102.0%
(Cost $3,069,304)		$5,647,575
Other Assets & Liabilities, net - (2.0)%		(109,965)
Total Net Assets - 100.0%		$5,537,610

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2023.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,492,124	$—	$—	$5,492,124
Repurchase Agreements	—	35,601	—	35,601
Securities Lending Collateral	119,850	—	—	119,850
Total Assets	$5,611,974	$35,601	$—	$5,647,575

106 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TRANSPORTATION FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments, at value - including $115,752 of securities loaned (cost $3,033,703)	$5,611,974
Repurchase agreements, at value (cost $35,601)	35,601
Cash	250
Receivables:
Fund shares sold	27,402
Dividends	1,849
Securities lending income	679
Interest	5
Total assets	5,677,760

Liabilities:
Payable for:
Return of securities lending collateral	119,850
Fund shares redeemed	6,996
Management fees	3,228
Transfer agent fees	1,657
Investor service fees	949
Portfolio accounting and administration fees	589
Trustees’ fees*	55
Miscellaneous	6,826
Total liabilities	140,150
Net assets	$5,537,610

Net assets consist of:
Paid in capital	$4,204,059
Total distributable earnings (loss)	1,333,551
Net assets	$5,537,610
Capital shares outstanding	61,916
Net asset value per share	$89.44

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends (net of foreign withholding tax of $5,476)	$53,471
Interest	675
Income from securities lending, net	7,112
Total investment income	61,258

Expenses:
Management fees	19,087
Investor service fees	5,614
Transfer agent fees	6,207
Portfolio accounting and administration fees	3,481
Professional fees	3,215
Trustees’ fees*	362
Custodian fees	317
Miscellaneous	1,988
Total expenses	40,271
Net investment income	20,987

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(388,825)
Net realized loss	(388,825)
Net change in unrealized appreciation (depreciation) on:
Investments	999,962
Net change in unrealized appreciation (depreciation)	999,962
Net realized and unrealized gain	611,137
Net increase in net assets resulting from operations	$632,124

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 107

TRANSPORTATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$20,987	$(7,922)
Net realized loss on investments	(388,825)	(237,027)
Net change in unrealized appreciation (depreciation) on investments	999,962	(2,336,630)
Net increase (decrease) in net assets resulting from operations	632,124	(2,581,579)

Distributions to shareholders	—	(439,796)

Capital share transactions:
Proceeds from sale of shares	8,993,097	15,420,224
Distributions reinvested	—	439,796
Cost of shares redeemed	(7,416,304)	(16,382,298)
Net increase (decrease) from capital share transactions	1,576,793	(522,278)
Net increase (decrease) in net assets	2,208,917	(3,543,653)

Net assets:
Beginning of period	3,328,693	6,872,346
End of period	$5,537,610	$3,328,693

Capital share activity:
Shares sold	109,308	149,441
Shares issued from reinvestment of distributions	—	5,339
Shares redeemed	(94,038)	(163,187)
Net increase (decrease) in shares	15,270	(8,407)

108 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$71.36	$124.83	$109.37	$80.67	$66.01	$86.15
Income (loss) from investment operations:
Net investment income (loss)[b]	.37	(.16)	(.02)	(.72)	.09	(.16)
Net gain (loss) on investments (realized and unrealized)	17.71	(42.05)	23.27	32.30	14.60	(16.55)
Total from investment operations	18.08	(42.21)	23.25	31.58	14.69	(16.71)
Less distributions from:
Net investment income	—	—	—	(.14)	—	—
Net realized gains	—	(11.26)	(7.79)	(2.74)	(.03)	(3.43)
Total distributions	—	(11.26)	(7.79)	(2.88)	(.03)	(3.43)
Net asset value, end of period	$89.44	$71.36	$124.83	$109.37	$80.67	$66.01

Total Return[c]	25.34%	(35.03%)	22.17%	40.62%	22.24%	(20.05%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,538	$3,329	$6,872	$7,900	$4,723	$4,167
Ratios to average net assets:
Net investment income (loss)	0.93%	(0.17%)	(0.02%)	(0.86%)	0.11%	(0.19%)
Total expenses	1.79%	1.77%	1.70%	1.82%	1.83%	1.72%
Portfolio turnover rate	177%	343%	326%	373%	277%	237%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 109

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

UTILITIES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that operate public utilities (“Utilities Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings	% of Total Net Assets
NextEra Energy, Inc.	6.1%
Southern Co.	4.4%
Duke Energy Corp.	4.1%
Sempra Energy	3.3%
American Electric Power Company, Inc.	3.3%
Dominion Energy, Inc.	3.3%
Exelon Corp.	3.2%
Xcel Energy, Inc.	2.9%
PG&E Corp.	2.9%
Public Service Enterprise Group, Inc.	2.8%
Top Ten Total	36.3%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†
Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Utilities Fund	(5.54%)	(3.84%)	4.76%	6.84%
S&P 500 Utilities Index	(5.69%)	(3.68%)	8.23%	9.40%
S&P 500 Index	16.89%	19.59%	12.31%	12.86%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Utilities Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

110 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
UTILITIES FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Electric - 85.7%
NextEra Energy, Inc.	8,617	$639,381
Southern Co.	6,531	458,803
Duke Energy Corp.	4,821	432,637
Sempra Energy	2,413	351,309
American Electric Power Company, Inc.	4,091	344,462
Dominion Energy, Inc.	6,609	342,280
Exelon Corp.	8,246	335,942
Xcel Energy, Inc.	4,852	301,649
PG&E Corp.*	17,356	299,912
Public Service Enterprise Group, Inc.	4,689	293,578
Consolidated Edison, Inc.	3,188	288,195
Constellation Energy Corp.	3,103	284,080
WEC Energy Group, Inc.	3,103	273,809
Edison International	3,932	273,077
Eversource Energy	3,660	259,567
FirstEnergy Corp.	6,228	242,145
Ameren Corp.	2,938	239,947
Entergy Corp.	2,403	233,980
DTE Energy Co.	2,116	232,802
PPL Corp.	8,656	229,038
CenterPoint Energy, Inc.	7,742	225,679
CMS Energy Corp.	3,618	212,558
AES Corp.	9,432	195,525
Alliant Energy Corp.	3,593	188,561
Evergy, Inc.	3,213	187,703
Fortis, Inc.	4,313	185,847
Algonquin Power & Utilities Corp.[1]	21,994	181,670
Vistra Corp.	6,377	167,396
NRG Energy, Inc.	4,286	160,254
Pinnacle West Capital Corp.	1,964	159,987
OGE Energy Corp.	3,886	139,546
Portland General Electric Co.	2,302	107,803
PNM Resources, Inc.	2,236	100,844
Black Hills Corp.	1,587	95,633
Avista Corp.	2,215	86,983
Ormat Technologies, Inc.	1,064	85,609
Avangrid, Inc.	2,250	84,780
NorthWestern Corp.	1,357	77,023
Total Electric		8,999,994

Gas - 7.9%
Atmos Energy Corp.	1,835	213,484
NiSource, Inc.	6,440	176,134
UGI Corp.	4,389	118,371
National Fuel Gas Co.	2,174	111,657
Southwest Gas Holdings, Inc.	1,733	110,305
ONE Gas, Inc.	1,316	101,082
Total Gas		831,033

Water - 4.1%
American Water Works Company, Inc.	1,899	271,083
Essential Utilities, Inc.	3,975	158,642
Total Water		429,725

Energy-Alternate Sources - 1.8%
NextEra Energy Partners, LP	1,868	109,539
Sunnova Energy International, Inc.*	3,942	72,178
Total Energy-Alternate Sources		181,717

Total Common Stocks
(Cost $4,600,127)		10,442,469

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$46,902	46,902
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	20,635	20,635
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	18,759	18,759
Total Repurchase Agreements
(Cost $86,296)		86,296

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.3%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[4]	140,616	140,616
Total Securities Lending Collateral
(Cost $140,616)		140,616

Total Investments - 101.6%
(Cost $4,827,039)		$10,669,381
Other Assets & Liabilities, net - (1.6)%		(165,246)
Total Net Assets - 100.0%		$10,504,135

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 111

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
UTILITIES FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2023.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,442,469	$—	$—	$10,442,469
Repurchase Agreements	—	86,296	—	86,296
Securities Lending Collateral	140,616	—	—	140,616
Total Assets	$10,583,085	$86,296	$—	$10,669,381

112 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments, at value - including $136,645 of securities loaned (cost $4,740,743)	$10,583,085
Repurchase agreements, at value (cost $86,296)	86,296
Receivables:
Dividends	13,803
Fund shares sold	1,612
Securities lending income	39
Interest	12
Total assets	10,684,847

Liabilities:
Payable for:
Return of securities lending collateral	140,616
Management fees	7,614
Transfer agent fees	4,530
Investor service fees	2,239
Fund shares redeemed	1,561
Portfolio accounting and administration fees	1,388
Trustees’ fees*	183
Miscellaneous	22,581
Total liabilities	180,712
Net assets	$10,504,135

Net assets consist of:
Paid in capital	$12,814,561
Total distributable earnings (loss)	(2,310,426)
Net assets	$10,504,135
Capital shares outstanding	320,957
Net asset value per share	$32.73

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends (net of foreign withholding tax of $1,172)	$208,631
Interest	1,781
Income from securities lending, net	162
Total investment income	210,574

Expenses:
Management fees	55,115
Investor service fees	16,210
Transfer agent fees	19,040
Portfolio accounting and administration fees	10,050
Professional fees	7,935
Trustees’ fees*	1,471
Custodian fees	951
Miscellaneous	5,373
Total expenses	116,145
Net investment income	94,429

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	218,945
Net realized gain	218,945
Net change in unrealized appreciation (depreciation) on:
Investments	(1,258,190)
Net change in unrealized appreciation (depreciation)	(1,258,190)
Net realized and unrealized loss	(1,039,245)
Net decrease in net assets resulting from operations	$(944,816)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 113

UTILITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$94,429	$164,365
Net realized gain (loss) on investments	218,945	(7,415,230)
Net change in unrealized appreciation (depreciation) on investments	(1,258,190)	150,803
Net decrease in net assets resulting from operations	(944,816)	(7,100,062)

Distributions to shareholders	—	(247,060)

Capital share transactions:
Proceeds from sale of shares	6,422,689	90,927,663
Distributions reinvested	—	247,060
Cost of shares redeemed	(12,110,334)	(80,135,234)
Net increase (decrease) from capital share transactions	(5,687,645)	11,039,489
Net increase (decrease) in net assets	(6,632,461)	3,692,367

Net assets:
Beginning of period	17,136,596	13,444,229
End of period	$10,504,135	$17,136,596

Capital share activity:
Shares sold	190,598	2,552,843
Shares issued from reinvestment of distributions	—	7,331
Shares redeemed	(364,240)	(2,451,249)
Net increase (decrease) in shares	(173,642)	108,925

114 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$34.65	$34.86	$30.93	$33.76	$28.43	$27.97
Income (loss) from investment operations:
Net investment income (loss)[b]	.24	.29	.43	.41	.39	.43
Net gain (loss) on investments (realized and unrealized)	(2.16)	.07	4.02	(2.20)	5.01	.62 [d]
Total from investment operations	(1.92)	.36	4.45	(1.79)	5.40	1.05
Less distributions from:
Net investment income	—	(.31)	(.52)	(.55)	(.07)	(.46)
Net realized gains	—	(.26)	—	(.49)	—	(.13)
Total distributions	—	(.57)	(.52)	(1.04)	(.07)	(.59)
Net asset value, end of period	$32.73	$34.65	$34.86	$30.93	$33.76	$28.43

Total Return[c]	(5.54%)	1.04%	14.52%	(5.13%)	19.01%	3.78%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,504	$17,137	$13,444	$11,801	$16,035	$19,320
Ratios to average net assets:
Net investment income (loss)	1.46%	0.83%	1.32%	1.34%	1.22%	1.54%
Total expenses	1.79%	1.77%	1.69%	1.82%	1.82%	1.73%
Portfolio turnover rate	50%	387%	110%	151%	144%	299%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 115

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately. At June 30, 2023, the Trust consisted of forty-nine funds. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Banking Fund	Diversified
Basic Materials Fund	Diversified
Biotechnology Fund	Non-diversified
Consumer Products Fund	Diversified
Electronics Fund	Non-diversified
Energy Fund	Diversified
Energy Services Fund	Non-diversified
Financial Services Fund	Diversified
Health Care Fund	Diversified
Internet Fund	Diversified
Leisure Fund	Diversified
Precious Metals Fund	Non-diversified
Real Estate Fund	Diversified
Retailing Fund	Diversified
Technology Fund	Diversified
Telecommunications Fund	Non-diversified
Transportation Fund	Diversified
Utilities Fund	Diversified

The Funds invest in a specific industry sector. To the extent that investments are concentrated in a single sector, the Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting such sector.

The Funds seek capital appreciation and invest substantially all of their assets in equity securities of companies involved in their sector.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Security Investors, LLC (the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of each Fund is calculated by dividing the market value of a Fund’s securities and other assets, less all liabilities, by the number of outstanding shares of that Fund.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith and became effective September 8, 2022. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets.

116 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Designee Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

(b) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(c) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in the Funds’ Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of June 30, 2023, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(d) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(e) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Normally, all distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(f) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 5.08% at June 30, 2023.

(g) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Banking Fund	0.85%
Basic Materials Fund	0.85%
Biotechnology Fund	0.85%
Consumer Products Fund	0.85%
Electronics Fund	0.85%
Energy Fund	0.85%
Energy Services Fund	0.85%
Financial Services Fund	0.85%
Health Care Fund	0.85%
Internet Fund	0.85%
Leisure Fund	0.85%
Precious Metals Fund	0.75%
Real Estate Fund	0.85%
Retailing Fund	0.85%
Technology Fund	0.85%
Telecommunications Fund	0.85%
Transportation Fund	0.85%
Utilities Fund	0.85%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted an Investor Services Plan under which GFD and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. U.S. Bank, N.A. (“U.S. Bank”) acts as the Funds’ custodian. As custodian, U.S. Bank is responsible for the custody of the Funds’ assets. For providing the aforementioned services, MUIS and U.S. Bank are entitled to receive a monthly fee equal to an annual percentage of each Fund’s average daily net assets and out of pocket expenses.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 3 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At June 30, 2023, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Banking Fund	$4,148,555	$477,842	$(57,362)	$420,480
Basic Materials Fund	6,117,486	2,931,702	(132,430)	2,799,272
Biotechnology Fund	7,441,581	5,681,712	(282,742)	5,398,970
Consumer Products Fund	7,068,462	4,532,637	(25,144)	4,507,493
Electronics Fund	21,711,396	10,702,574	(95,793)	10,606,781
Energy Fund	14,685,118	6,383,882	(52,672)	6,331,210
Energy Services Fund	4,094,517	1,420,854	(9,965)	1,410,889
Financial Services Fund	6,956,398	2,912,359	(96,860)	2,815,499
Health Care Fund	7,250,537	8,051,887	(51,079)	8,000,808
Internet Fund	4,962,873	1,796,831	(36,131)	1,760,700
Leisure Fund	4,440,940	1,211,594	(30,572)	1,181,022
Precious Metals Fund	15,410,769	2,720,027	(28,898)	2,691,129
Real Estate Fund	3,197,075	1,444,755	(71,656)	1,373,099
Retailing Fund	3,697,669	1,197,516	(44,266)	1,153,250
Technology Fund	12,574,105	10,996,297	(57,383)	10,938,914
Telecommunications Fund	2,133,506	140,901	(93,659)	47,242
Transportation Fund	3,758,361	1,903,148	(13,934)	1,889,214
Utilities Fund	6,026,280	4,653,927	(10,826)	4,643,101

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 – Securities Transactions

For the period ended June 30, 2023, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Banking Fund	$4,456,398	$3,208,740
Basic Materials Fund	9,204,530	8,392,121
Biotechnology Fund	4,740,412	8,325,457
Consumer Products Fund	11,939,701	13,063,410
Electronics Fund	25,017,397	10,619,832
Energy Fund	23,605,808	24,284,732
Energy Services Fund	10,426,742	22,271,631
Financial Services Fund	4,296,828	4,871,802
Health Care Fund	18,126,562	21,161,004
Internet Fund	10,349,197	9,665,614
Leisure Fund	12,914,265	11,594,411
Precious Metals Fund	20,727,883	27,312,233
Fund Real Estate Fund	3,355,615	3,556,549
Retailing Fund	5,314,558	4,074,437
Technology Fund	12,744,893	10,579,954
Telecommunications Fund	4,506,564	4,254,197
Transportation Fund	9,481,426	7,926,872
Utilities Fund	6,580,372	12,089,473

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended June 30, 2023, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
Banking Fund	$323,180	$291,119	$11,434
Basic Materials Fund	1,055,946	682,734	12,344
Biotechnology Fund	345,954	739,981	100,268
Consumer Products Fund	948,122	961,433	(19,547)
Electronics Fund	1,218,559	1,110,072	1,920
Energy Fund	4,585,882	3,853,447	360,651
Energy Services Fund	1,218,454	4,320,237	173,526
Financial Services Fund	1,303,302	873,541	(4,045)
Health Care Fund	747,680	1,017,086	78,886
Internet Fund	1,461,840	1,517,838	(112,773)
Leisure Fund	1,473,292	344,872	(14,404)
Precious Metals Fund	3,238,668	4,623,468	62,699
Real Estate Fund	362,293	321,445	9,754
Retailing Fund	1,072,612	1,006,086	9,744
Technology Fund	1,551,857	1,675,484	288,734
Telecommunications Fund	302,084	173,876	(4,214)
Transportation Fund	1,166,620	662,758	(39,173)
Utilities Fund	1,400,093	821,936	20,394

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2023, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Note
5.05%			0.50%
Due 07/03/23	$44,734,396	$44,753,222	Due 04/30/27	$52,600,000	$45,629,122

Barclays Capital, Inc.			U.S. Treasury Inflation Indexed Bond
5.06%			0.13%
Due 07/03/23	19,680,880	19,689,178	Due 10/15/26	21,482,302	20,074,580

BofA Securities, Inc.			U.S. Treasury Inflation Indexed Bond
5.06%			1.63%
Due 07/03/23	17,891,709	17,899,253	Due 10/15/27	18,495,808	18,249,637

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Securities lending income shown on the Funds’ Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At June 30, 2023, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested		Cash Collateral Uninvested	Total Collateral
Banking Fund	$110,832	$(110,832)	$—	$114,790		$—	$114,790
Basic Materials Fund	69,774	(69,774)	—	70,838		—	70,838
Biotechnology Fund	121,516	(121,516)	—	126,293		—	126,293
Consumer Products Fund	153,445	(153,445)	—	154,094		—	154,094
Energy Fund	134,197	(132,389)	1,808	132,389	*	—	132,389
Financial Services Fund	178,575	(178,575)	—	182,426		—	182,426
Health Care Fund	14,184	(14,184)	—	14,795		—	14,795
Internet Fund	35,651	(35,651)	—	36,005		—	36,005
Leisure Fund	84,538	(84,538)	—	86,289		—	86,289
Precious Metals Fund	314,409	(314,409)	—	317,068		—	317,068
Real Estate Fund	44,660	(44,660)	—	45,049		—	45,049
Retailing Fund	56,549	(56,549)	—	58,658		—	58,658
Technology Fund	904	(903)	1	903	*	—	903
Transportation Fund	115,752	(115,752)	—	119,850		—	119,850
Utilities Fund	136,645	(136,645)	—	140,616		—	140,616

(a)	Actual collateral received by the Fund is generally greater than the amount shown due to overcollateralization.
*	Subsequent to June 30, 2023, additional collateral was received.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 8 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $200,000,000 line of credit from U.S. Bank, N.A. On June 5, 2023, the line of credit agreement was renewed and expires on June 3, 2024. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 5.83% for the period ended June 30, 2023. The Funds did not have any borrowings outstanding under this agreement at June 30, 2023.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

The average daily balances borrowed for the period ended June 30, 2023, were as follows:

Fund	Average Daily Balance
Banking Fund	$3
Biotechnology Fund	318
Consumer Products Fund	414
Energy Fund	1,425
Energy Services Fund	68
Financial Services Fund	211
Leisure Fund	49
Precious Metals Fund	8
Real Estate Fund	227
Retailing Fund	307
Telecommunications Fund	19
Transportation Fund	115
Utilities Fund	123

Note 9 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

Note 10 – Subsequent Events

On May 24, 2023, the Board approved a waiver and/or expense reimbursement arrangement whereby GI has agreed to waive and/or reimburse expenses for Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund,Technology Fund, Telecommunications Fund, Transportation Fund and Utilities Fund in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets. This arrangement will take effect on August 1, 2023 and the end of the initial term is August 1, 2024. This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board of Trustees upon sixty days’ written notice.

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no additional material events that would require adjustment to or disclosure in the Funds’ financial statements.

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OTHER INFORMATION (Unaudited)

Delivery of Shareholder Reports

Paper copies of the Funds’ annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim funds held with your financial intermediary.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Report of the Rydex Variable Trust Board of Trustees

The Board of Trustees of Rydex Variable Trust (the “Trust”), including the Independent Trustees, unanimously approved the renewal of the investment management agreement (the “Advisory Agreement”) with Security Investors, LLC (“Security Investors” or the “Adviser”) on behalf of the series of the Trust listed below (each a “Fund” and collectively, the “Funds”):

Tradable Funds (Including Sector Funds*)
●	Banking Fund*	●	Basic Materials Fund*
●	Biotechnology Fund*	●	Commodities Strategy Fund
●	Consumer Products Fund*	●	Dow 2x Strategy Fund
●	Electronics Fund*	●	Energy Fund*
●	Energy Services Fund*	●	Europe 1.25x Strategy Fund
●	Financial Services Fund*	●	Government Long Bond 1.2x Strategy Fund
●	Health Care Fund*	●	High Yield Strategy Fund
●	Internet Fund*	●	Inverse Dow 2x Strategy Fund
●	Inverse Government Long Bond Strategy Fund	●	Inverse Mid-Cap Strategy Fund
●	Inverse NASDAQ-100 Strategy Fund	●	Inverse Russell 2000 Strategy Fund
●	Inverse S&P 500 Strategy Fund	●	Japan 2x Strategy Fund
●	Leisure Fund*	●	Mid-Cap 1.5x Strategy Fund

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OTHER INFORMATION (Unaudited)(continued)

Tradable Funds (Including Sector Funds*)
●	NASDAQ-100 2x Strategy Fund	●	NASDAQ-100 Fund
●	Nova Fund	●	Precious Metals Fund*
●	Real Estate Fund	●	Retailing Fund*
●	Russell 2000 1.5x Strategy Fund	●	Russell 2000 2x Strategy Fund
●	S&P 500 2x Strategy Fund	●	S&P 500 Pure Growth Fund
●	S&P 500 Pure Value Fund	●	S&P MidCap 400 Pure Growth Fund
●	S&P MidCap 400 Pure Value Fund	●	S&P SmallCap 600 Pure Growth Fund
●	S&P SmallCap 600 Pure Value Fund	●	Strengthening Dollar 2x Strategy Fund
●	Technology Fund*	●	Telecommunications Fund*
●	Transportation Fund*	●	Utilities Fund*
●	U.S. Government Money Market Fund	●	Weakening Dollar 2x Strategy Fund
Alternative Funds** (i.e., Non-Tradable Funds)
●	Global Managed Futures Strategy Fund**	●	Long Short Equity Fund**
●	Multi-Hedge Strategies Fund**

*	Each a “Sector Fund” and collectively, the “Sector Funds.”
**	Each an “Alternative Fund” and collectively, the “Alternative Funds.” Each Fund other than the Alternative Funds is referred to herein as a “Tradable Fund” and collectively, the “Tradable Funds.”

Security Investors1 is an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”). Guggenheim Partners, Security Investors and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes Security Investors, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Investment Advisors, LLC and other affiliated investment management businesses of Guggenheim Partners.

At meetings held in person on April 17-18, 2023 (the “April Meeting”) and meetings held by videoconference on May 15, 2023 and in person on May 24, 2023 (the “May Meeting”), the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement. As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreement.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the FUSE reports is to present the subject funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. The Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim, including, among other things, a list of Funds for which no peer funds were identified, a summary of notable distinctions between certain Funds and the applicable peer group identified in the FUSE reports and explanations for custom peer groups created for certain Funds that do not fit well into any particular category.

[1]

Security Investors also serves as investment adviser to each of Rydex Variable Commodities Strategy CFC, Rydex Variable Managed Futures Strategy CFC and Rydex Variable Multi-Hedge Strategies CFC (each a “Subsidiary” and collectively, the “Subsidiaries”), wholly-owned subsidiaries of the Trust that are organized as limited companies under the laws of the Cayman Islands and used by Commodities Strategy Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund, respectively, to obtain commodities exposure. Pursuant to a separate investment management agreement for each Subsidiary (each a “Subsidiary Advisory Agreement” and collectively, the “Subsidiary Advisory Agreements”), the Subsidiary pays Security Investors an advisory fee at the same rate that the respective Fund pays Security Investors under the Advisory Agreement. The Subsidiary Advisory Agreements do not require annual renewal by the Board and will continue until they are terminated as provided in the Agreements. In addition, Security Investors has entered into a separate waiver agreement with respect to each applicable Fund pursuant to which Security Investors has contractually agreed to waive the advisory fee it receives from the Fund in an amount equal to the advisory fee paid to Security Investors by the respective Subsidiary. This undertaking will continue with respect to each applicable Fund for so long as the Fund invests in the respective Subsidiary, and may be terminated only with the approval of the Board.

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As part of its evaluation of the Adviser and the proposed renewal of the Advisory Agreement, the Committee took into account that the beneficial owners of the Funds are clients of tactical advisors who are engaged to provide tactical asset allocation investment advisory services. Each Tradable Fund is designed to provide such tactical advisors with specific exposures (with the exception of the U.S. Government Money Market Fund which is designed to support tactical advisors seeking to avoid market exposure or preserve capital) while also providing for unlimited trading privileges, and that the Tradable Funds offer a unique set of product features. The Committee noted that each Tradable Fund (other than the U.S. Government Money Market Fund) seeks to track, or correlate to, the performance (before fees and expenses) of a specific benchmark index over certain time periods or a specific market, noting that, because appropriate published indices are not available for many of the Sector Funds and the Real Estate Fund, the Adviser has developed its own methodology to construct internal performance benchmarks for the Sector Funds and the Real Estate Fund. In this regard, the Committee received information regarding the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, including the personnel with primary responsibility for the maintenance and execution of the methodology. The Committee also noted that, in addition to the performance information included in the FUSE reports, the Adviser provided tracking error data for each Tradable Fund (other than the U.S. Government Money Market Fund) relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark. The Committee took into account the limitations of the peer group and universe comparisons provided by FUSE with respect to the Tradable Funds in light of their unique features and the limited size of the marketplace for tradable funds designed to support tactical advisors, noting that there are only two direct competitor product suites.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Committee. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other Guggenheim funds and weighed the factors and standards discussed with Independent Legal Counsel.

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that the Advisory Agreement represented a reasonable business arrangement negotiated at arm’s length and that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term. Following its review of the Committee’s recommendation, the Board approved the renewal of the Advisory Agreement for each Fund for a one-year period ending August 1, 2024 at a meeting held on May 23-24, 2023 (the “May Board Meeting” and together with the May Meeting, the “May Meetings”) and determined to adopt the Committee’s considerations and conclusions, which follow.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, funds in the Guggenheim fund complex, including the Funds. The Committee also considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and index methodologies and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including regulatory, operational, legal and entrepreneurial risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

With respect to the Tradable Funds, the Committee considered their unique product features, including their tradability, the real time cash process employed for such Funds, and the leveraged and inverse strategies offered, the Adviser’s assessment of the value to shareholders provided by the Funds’ structure and the services required by the Adviser to provide the Funds’ unique features, as well as the personnel responsible for such services. The Committee noted that the Tradable Funds allow frequent trading and noted the magnitude of changes in each Fund’s assets during 2022, 2021 and 2020. The Committee also considered additional information regarding trading activity in the Tradable Funds during 2022, including monthly purchases and redemptions in dollar value and in number of transactions as well as transaction volume relative to the assets in the Tradable Funds. In this regard, the Committee noted that the real time cash process is utilized by the Adviser to aggregate shareholder flow data to estimate daily net subscriptions or redemptions in order to mitigate the costs associated with the tradability feature,

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improve tracking and keep the Funds fully invested. The Committee took into account the infrastructure developed by the Adviser to manage the significant volume and size of trading that typically occurs near the end of each business day, as well as the unique considerations required in the portfolio construction process to determine the optimal way to obtain the applicable exposures, including leveraged and inverse exposures, while allowing for high turnover. In addition, the Committee considered information provided by the Adviser analyzing the potential costs to shareholders of investing in tradable mutual funds, such as the Tradable Funds, compared to those of investing in exchange-traded funds, including expense ratios, brokerage commissions and spread costs, as well as the relative advantages and disadvantages of each investment product. The Committee considered that, at the April Meeting, the Adviser’s Head of Quantitative Strategies with investment management responsibility for the Tradable Funds met with the Committee to discuss the Tradable Funds, including the value to shareholders of the tradability and other unique features, the personnel, operations and infrastructure required to provide those features, the reasons why tactical advisors invest in the Tradable Funds rather than other tradable products, such as exchange-traded funds, for their clients, and the level of trading activity in the Tradable Funds. With respect to the Sector Funds and the Real Estate Fund, the Committee also considered the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, noting the Adviser’s statement that it uses a quantitative portfolio investment process that also requires investment discretion in implementing adjustments for factors that affect tradability and liquidity, changing dynamics within a sector, and corporate actions such as spin-offs, among other adjustments.

In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), established to oversee the fund administration, accounting and transfer agency services provided to the Funds and other Guggenheim funds, including the OCFO’s resources, personnel and services provided.

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GPIMH.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance: Except as otherwise noted, the Committee received, for each Fund, investment returns for the since-inception, ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2022, as applicable. For certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, only investment returns for the five-year, three-year and one-year periods ended December 31, 2022, as applicable, were received. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark and a peer group of similar funds based on asset levels as identified by FUSE, and for certain Funds, a broader universe of funds, in each case for the same periods, as applicable. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group and universe, if any, for performance and expense comparisons. For the Tradable Funds (other than the U.S. Government Money Market Fund), the Committee received tracking error data for such Funds relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark for the five-year, three-year and one-year periods ended December 31, 2022, as applicable. For certain Tradable Funds with only one or two identified peer funds from the two direct competitor product suites, the Committee received a comparison of the tracking error of each Fund to the tracking error of a peer fund, in each case for the same periods, as applicable. The Committee also received certain performance information for the Alternative Funds (i.e., the non-Tradable Funds) as of March 31, 2023. In assessing each Fund’s performance, the Committee considered that the Board receives regular reporting from Guggenheim regarding performance and evaluates performance throughout the year.

With respect to the Tradable Funds (other than the U.S. Government Money Market Fund), the Committee considered the Adviser’s statement that such Funds are designed as a suite of products seeking to provide a number of broad and specific exposures for tactical advisors and also considered that the Funds have a unique set of product features designed to meet the needs of those tactical advisors, which has an impact on performance. The Committee considered the Adviser’s statement that, in circumstances where there are significant deviations from expected returns, management seeks to understand the cause of such deviations and determine if any remedial actions should be considered, noting that no such remedial actions were currently deemed necessary by the Adviser to address performance. The Committee also considered the Adviser’s

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discussion of factors that contribute to such deviations, including shareholder activity, financing costs associated with leverage and investment instruments used to achieve certain exposures, noting the Adviser’s statement that expenses and transaction costs based on shareholder activity are the primary drivers of performance differences. In this connection, the Committee considered the tracking error of each Fund’s shares relative to its applicable benchmark index or Guggenheim-constructed internal performance benchmark and, for certain Tradable Funds, compared to the tracking error of a peer fund. The Committee considered the Adviser’s commentary explaining the higher levels of tracking error for certain Funds.

With respect to certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds in the two direct competitor product suites and noted the Adviser’s statement that certain Tradable Funds do not have any peer funds that provide the same index, leverage or inverse exposure. The Committee also considered management’s commentary explaining instances of significant underperformance (defined as greater than 100 basis points) of such Funds over the five-year, three-year and/or one-year periods ended December 31, 2022, relative to their respective peer funds, attributing such relative underperformance to, among other factors, differences in portfolio construction methodologies and exposures. The Committee noted that the two direct competitor product suites do not offer a fund comparable to the Commodities Strategy Fund and considered a comparison to a peer group identified in the FUSE report that includes actively-managed funds, noting the limitations in the comparability of such peer group.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and that only one other fund in its peer group identified in the FUSE report has product features that make it comparable in this regard. The Committee considered that the Fund performed in line with the comparable peer fund over the five-year period and slightly underperformed the comparable peer fund over three-year period ended December 31, 2022, while, in contrast, its performance ranked in the fourth quartile of the broader peer group over the five-year, three-year and one-year time periods.

With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, including unlimited trading privileges, noting the Adviser’s statement that certain peer funds also cover a narrower or wider market segment than the applicable Fund. The Committee considered management’s commentary explaining such Funds’ underperformance, as applicable, over the five-year, three-year and one-year periods ended December 31, 2022, relative to their respective peer groups, attributing such underperformance to, among other factors, high turnover associated with daily shareholder flows, differences in exposures and the Funds’ modified cap weighting approach to portfolio construction.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), in seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds. With respect to Multi-Hedge Strategies Fund, the Committee considered that the performance universe is limited in size and is comprised of only one other fund. The Committee observed that the Multi-Hedge Strategies Fund outperformed the one fund included in its performance universe for each of the relevant periods considered. In addition, the Committee made the following observations:

Long Short Equity Fund: The Fund’s returns ranked in the 100th and 1st percentiles of its performance universe for the five-year and three-year periods ended December 31, 2022, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the five-year time period was primarily due to the Fund’s fundamental factor tilts. The Committee noted management’s statement that the Fund’s long exposure to value detracted from investment performance from early 2018 through early 2020 as growth stocks outperformed during that period. The Committee also noted management’s statement that the Fund’s net short exposure to oil prices within the energy sector following the onset of the Russia-Ukraine war in early 2022 also contributed to relative underperformance. The Committee considered that the performance universe is limited in size and is comprised of only two other funds.

Global Managed Futures Strategy Fund: The Fund’s returns ranked in the 82nd and 83rd percentiles of its performance universe for the five-year and three-year periods ended December 31, 2022, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the five-year and three-year time periods was primarily due to the Fund targeting a lower level of risk relative to its performance universe. The Committee took into account management’s statements that the portfolio management team increased the Fund’s

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risk target in 2021 to be more in line with peers and the Fund experienced a performance ranking that compared more favorably relative to its performance universe for the one-year period ended December 31, 2022. The Committee also noted management’s further explanation of the Fund’s performance at the April Meeting.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that: (i) each Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and/or efforts to improve investment performance.

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee2 and total net expense ratio to the applicable peer group, if any. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group of funds. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that evaluations seek to incorporate a variety of factors with a general focus on ensuring fees and expenses: (i) are competitive; (ii) give consideration to resource support requirements; and (iii) ensure Funds are able to deliver on shareholder return expectations. The Committee also considered Guggenheim’s discussion of information regarding fee and expense trends across the open-end fund industry and its response to those trends with respect to the funds in the Guggenheim fund complex, including the Funds.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by Guggenheim to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable. The Committee noted Guggenheim’s statement that it does not provide advisory services to other clients that have investment strategies similar to those of the Funds, other than the retail fund counterparts to the Funds and certain other clients with respect to Long Short Equity Fund, each of which is charged the same advisory fee as the corresponding Fund.

With respect to the Tradable Funds that are designed to track a widely available index, which have only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds, noting the Adviser’s statement that only one of the two direct competitor product suites is directly comparable for purposes of assessing such Funds’ advisory fees. For those Tradable Funds with a peer fund from the directly comparable product suite, the Committee noted that each Fund’s contractual advisory fee was equal to or lower than the contractual advisory fee charged to the peer fund, with the exception of 15 Funds for which the contractual advisory fee of 0.90% of its average daily net assets was five basis points higher than the contractual advisory fee charged to the peer fund. With respect to each of those 15 Funds, the Committee noted the continuation through August 1, 2024 of management’s agreement, implemented as part of the 2021 annual contract review process, to reduce the total net expense ratio of each such Fund by 0.05% of its average daily net assets.3 For those Tradable Funds with a peer fund from the directly comparable product suite, the Committee also considered that each Fund’s net effective management fee was generally competitive. The Committee noted that for Funds with a higher total net expense ratio as compared to the peer fund, the higher total net expense ratio was driven primarily by the higher other operating expenses of each such Fund.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and that only one other fund in its peer group identified in the FUSE report is directly comparable in terms of product features offered. The Committee considered that, as of the Fund’s and the peer fund’s respective fiscal year ends, the Fund’s contractual advisory fee, net effective management fee and total net expense ratio were lower than those of the comparable peer fund.

With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, such as unlimited trading privileges. As a result, the fee and expense comparisons are more difficult given the uniqueness of both the Funds’ structure and the portfolio management needed to meet client requirements.

[2]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

[3]

Inverse Government Long Bond Strategy Fund, Inverse Dow 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, Inverse NASDAQ-100 Strategy Fund, Inverse Russell 2000 Strategy Fund, NASDAQ-100 2x Strategy Fund, Europe 1.25x Strategy Fund, Russell 2000 2x Strategy Fund, Dow 2x Strategy Fund, Russell 2000 1.5x Strategy Fund, Inverse S&P 500 Strategy Fund, Inverse Mid-Cap Strategy Fund, S&P 500 2x Strategy Fund and Mid Cap 1.5x Strategy Fund.

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The Committee considered management’s agreement, as part of the 2023 annual contract review process, to reduce the total net expense ratio of each Tradable Fund (other than the U.S. Government Money Market Fund) by 0.05% of its average daily net assets through an expense reimbursement and/or waiver agreement effective August 1, 2023 for an initial term ending August 1, 2024 for each Fund, with such reduction to apply in addition to any other contractual waiver and/or reimbursement arrangements already in place. As stated above, the Committee also noted the continuation through August 1, 2024 of management’s separate agreement, implemented as part of the 2021 annual contract review process, to reduce the total net expense ratio of each Tradable Fund with a contractual advisory fee of 0.90% of its average daily net assets by 0.05% of its average daily net assets through an expense reimbursement and/or waiver agreement.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), except as to the individual Fund discussed below, the Committee observed that the contractual advisory fee, net effective management fee and total net expense ratio for each Fund each rank in the third quartile or better of such Fund’s peer group. With respect to Multi-Hedge Strategies Fund, the Committee considered that the peer group is limited in size and is comprised of only one other fund. In addition, the Committee made the following observations:

Long Short Equity Fund: The Fund’s contractual advisory fee, net effective management fee and total net expense ratio each rank in the fourth quartile (each in the 100th percentile) of its peer group. The Committee noted the Fund’s higher other operating expenses compared to its peers. The Committee considered that the peer group is limited in size and is comprised of only two other funds.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2022, gross revenues received, and expenses incurred directly or through allocations, by Guggenheim Investments, expense waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2021. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis. In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit and the representation by the Chief Financial Officer of Guggenheim Investments that such methods provided a reasonable basis for determining the profitability of the Adviser with respect to each Fund. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented.

The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s statement that, although it does not consider such benefits to be fall-out benefits, the Adviser may benefit from certain economies of scale and synergies, such as enhanced visibility of the Adviser, enhanced leverage in fee negotiations and other synergies arising from offering a broad spectrum of products, including the Funds.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that the comparative fees and the benefits realized by the Adviser from its relationship with the Funds reflected reasonable business arrangements negotiated at arm’s length and that the Adviser’s profitability from its relationship with the Funds was not unreasonable.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee considered that Guggenheim believes it is appropriately sharing potential economies of scale and that Guggenheim’s decrease in 2022 in overall expenses was attributable to decreased product costs driven by lower average assets under management and lower non-recurring costs related to closed-end fund matters as well as a decrease in compensation and benefits. The Committee also considered that although expenses related to investment resources decreased in 2022, Guggenheim’s shared services expenses and certain other expenses increased in 2022.

The Committee also noted the process employed by the Adviser to evaluate whether it would be appropriate to institute a new breakpoint for an Alternative Fund (i.e., a non-Tradable Fund), with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and

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expenses; (v) whether there are any anticipated expenditures that may benefit the Fund in the future; (vi) Fund profit level margins; (vii) relative Fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (ix) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

As part of its assessment of economies of scale, the Committee took into account Guggenheim’s representation that it seeks to share economies of scale through a number of means, including advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the fund business. The Committee also received information regarding amounts that had been shared with shareholders through such expense waivers and limitations and considered that the newly agreed expense reimbursement and/or waiver arrangement would produce additional savings to shareholders. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and May Meetings, as well as other considerations, the Committee concluded that the advisory fee for each Fund reflected a reasonable business arrangement negotiated at arm’s length.

Overall Conclusions

The Committee concluded that the investment advisory fees reflect reasonable business arrangements negotiated at arm’s length in light of the extent and quality of the services provided and other benefits received and that the renewal of the Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of his or her informed business judgment, may afford different weights to different factors.

Following its review of the Committee’s analysis and determinations, the Board adopted the considerations and conclusions of the Committee and determined to approve the renewal of the Advisory Agreement.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2019 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	155

Current: Advent Convertible and Income Fund (2005-present); Purpose Investments Funds (2013-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021).

Angela Brock-Kyle (1959)	Trustee	Since 2016	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present); Director, Mutual Fund Directors Forum (2022-present). Former: Senior Leader, TIAA (financial services firm) (1987-2012).	154

Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Infinity Property & Casualty Corp. (2014-2018).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2005 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (registered investment adviser) (1996-present); Chief Executive Officer, ETF Flows, LLC (financial advisor education and research provider) (2019-present); Chief Executive Officer, Lydon Media (2016-present); Director, GDX Index Partners, LLC (index provider) (2021-present); Vice Chairman, VettaFi (financial advisor content, research and digital distribution provider) (2022-present).	154

Current: US Global Investors, Inc. (GROW) (1995-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Harvest Volatility Edge Trust (3) (2017-2019).

Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2019	Current: Of Counsel, Momkus LLP (law firm) (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (law firm) (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	155

Current: Advent Convertible and Income Fund (2003-present); PPM Funds (2) (2018-present); NorthShore-Edward-Elmhurst Health (2012-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2016 (Trustee) Since 2019 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (construction and real estate development company) (2007-2017).	154

Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); SSGA Master Trust (1) (2018-2020).

Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2019

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (registered broker dealer) (1982-1999).

				154

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

134 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2019	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	154	Former: Fiduciary/Claymore Energy Infrastructure Fund (2018-2022); Guggenheim Enhanced Equity Income Fund (2018-2021); Guggenheim Credit Allocation Fund (2018-2021).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Energy & Income Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of her position with the Funds’ Adviser and/or the parent of the Adviser.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 135

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2019

Current: President, Mutual Funds Boards, Guggenheim Investments (2022-present); President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Mutual Funds Boards, Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (2018-present); Board Member, Guggenheim Partners Investments Funds plc (2022-present); Board Member, Guggenheim Global Investments plc (2022-present); Board Member, Guggenheim Partners Fund Management (Europe) Limited (2018-present).

Former: Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-2022); Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Chairman of North American Executive Committee and Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James Howley (1972)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2022

Current: Managing Director, Guggenheim Investments (2004-present); Chief Financial Officer, Chief Accounting Officer, and Treasurer, certain other funds in the Fund Complex (2022-present).

Former: Assistant Treasurer, certain other funds in the Fund Complex (2006-2022); Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2017	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2018	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present); Senior Managing Director, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim

Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

136 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2016

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2019

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Director, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 137

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 139

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

140 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In compliance with SEC Rule 22e-4 under the U.S. Investment Company Act of 1940 (the “Liquidity Rule”), the Rydex Variable Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund” and, collectively, the “Funds”). The Trust’s Board of Trustees (the “Board”) has also designated a Program administrator (the “Administrator”).

The Liquidity Rule requires that the Program be reasonably designed to assess and manage each Fund’s liquidity risk. A Fund’s “liquidity risk” (as defined in the Liquidity Rule) is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Program includes a number of elements that support the assessment, management and periodic review of liquidity risk. In accordance with the Program, each Fund’s liquidity risk is assessed, managed, and periodically reviewed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, short-term and long-term cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. There is no guarantee that the Program will achieve its objective under all circumstances.

Under the Program, each Fund portfolio investment is classified into one of four liquidity categories. The classification is based on a determination of the number of days a Fund reasonably expects to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Program is reasonably designed to meet Liquidity Rule requirements relating to “highly liquid investment minimums” (i.e., the minimum amount of a Fund’s net assets to be invested in highly liquid investments that are assets) and to monitor compliance with the Liquidity Rule’s limitations on a Fund’s investments in “illiquid investments” (as defined in the Liquidity Rule). Under the Liquidity Rule, a Fund is prohibited from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

During the period covered by this shareholder report, the Board received a written report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from March 31, 2022, to March 31, 2023. The Report summarized the Administrator’s assessment of the Program’s implementation and concluded that the Program operated effectively, the Program had been and continued to be reasonably designed to assess and manage each Fund’s liquidity risk, and the Program has been adequately and effectively implemented to monitor and respond to the Funds’ liquidity developments, as applicable.

Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 141

6.30.2023

Rydex Variable Trust Funds Semi-Annual Report

Domestic Equity Funds
Nova Fund
Inverse S&P 500® Strategy Fund
NASDAQ-100® Fund
Inverse NASDAQ-100® Strategy Fund
S&P 500® 2x Strategy Fund
NASDAQ-100® 2x Strategy Fund
Mid-Cap 1.5x Strategy Fund
Inverse Mid-Cap Strategy Fund
Russell 2000® 2x Strategy Fund
Russell 2000® 1.5x Strategy Fund
Inverse Russell 2000® Strategy Fund
Dow 2x Strategy Fund
Inverse Dow 2x Strategy Fund

Fixed Income Funds
Government Long Bond 1.2x Strategy Fund
Inverse Government Long Bond Strategy Fund
High Yield Strategy Fund

Money Market Fund
U.S. Government Money Market Fund

GuggenheimInvestments.com	RVATB1-SEMI-2-0623x1223

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	4
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	6
ABOUT SHAREHOLDERS’ FUND EXPENSES	7
NOVA FUND	9
INVERSE S&P 500® STRATEGY FUND	20
NASDAQ-100® FUND	27
INVERSE NASDAQ-100® STRATEGY FUND	35
S&P 500® 2x STRATEGY FUND	42
NASDAQ-100® 2x STRATEGY FUND	53
MID-CAP 1.5x STRATEGY FUND	60
INVERSE MID-CAP STRATEGY FUND	70
RUSSELL 2000® 2x STRATEGY FUND	76
RUSSELL 2000® 1.5x STRATEGY FUND	82
INVERSE RUSSELL 2000® STRATEGY FUND	107
DOW 2x STRATEGY FUND	114
INVERSE DOW 2x STRATEGY FUND	120
GOVERNMENT LONG BOND 1.2x STRATEGY FUND	126
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	132
HIGH YIELD STRATEGY FUND	139
U.S. GOVERNMENT MONEY MARKET FUND	146
NOTES TO FINANCIAL STATEMENTS	152
OTHER INFORMATION	169
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	177
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	183
LIQUIDITY RISK MANAGEMENT PROGRAM	186

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2023

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for a selection of our Funds (the “Fund” or “Funds”) that are part of the Rydex Variable Trust. This report covers performance of the Funds for the semi-annual period ended June 30, 2023 (the “Reporting Period”).

The Investment Adviser is a part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Security Investors, LLC

July 31, 2023

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

Inverse and leveraged Funds are not suitable for all investors. ● These Funds should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting, and (d) intend to actively monitor and manage their investments. ● The more a Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● Inverse Funds involve certain risks, which include increased volatility due to the Funds’ possible use of short sales of securities and derivatives, such as options and futures. ● The Funds’ use of derivatives, such as futures, options and swap agreements, may expose the Funds’ shareholders to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. ● Short-selling involves increased risks and costs. You risk paying more for a security than you received from its sale. ● Leveraged and inverse Funds seek to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. Because the Funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those Funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse Funds’ returns over periods other than one day will likely differ in amount and possibly direction from

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

June 30, 2023

the benchmark return for the same period. For those Funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. The Funds rebalance their portfolios on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. Daily rebalancing will impair a fund’s performance if the benchmark experiences volatility. Investors should monitor their leveraged and inverse Funds’ holdings consistent with their strategies, as frequently as daily. ● For more on these and other risks, please read the prospectus.

The Nasdaq-100® Fund may not be suitable for all investors. ● Investing in Rydex NASDAQ-100® Fund involves certain risks, which may include increased volatility due to the use of futures and the possibility that companies in which the Fund invests may not be commercially successful or may become obsolete more quickly. ● There are no assurances that any Rydex Fund will achieve its objective and/or strategy. This Fund is subject to active trading and tracking error risks, which may increase volatility, impact the Fund’s ability to achieve its investment objective and may decrease the Fund’s performance. ● This Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund. ● For more on these and other risks, please read the prospectus.

The Government Long Bond 1.2x Strategy and Inverse Government Long Bond Strategy funds are not suitable for all investors. ● These Funds should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. ● The more a Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● The Funds’ use of derivatives, such as futures, options and swap agreements, may expose the Funds’ shareholders to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. ● Leveraged and inverse Funds seek to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. Because the Funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those Funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged Funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. For those Funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. The Funds rebalance their portfolios on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. Daily rebalancing will impair a fund’s performance if the benchmark experiences volatility. Investors should monitor their leveraged Funds’ holdings consistent with their strategies, as frequently as daily. ● In general, bond prices rise when interest rates fall, and vice versa. Moreover, while securities with longer maturities tend to produce higher yields, the price of longer maturity securities is also subject to greater fluctuations as a result of changes in interest rates. ● It is important to note that the funds are not guaranteed by the U.S. government. ● There are no assurances that any Guggenheim fund will achieve its objective and/or strategy. These Funds are subject to active trading and tracking error risks, which may increase volatility, impact the fund’s ability to achieve its investment objective, and may decrease the Fund’s performance. ● For more on these and other risks, please read the prospectus.

The High Yield Strategy Fund may not be suitable for all investors. ● The Fund’s use of derivatives such as futures, options, and swap agreements will expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. ● A highly liquid secondary market may not exist for the credit default swaps the Fund invests in, and there can be no assurance that a highly liquid secondary market will develop. ● The Fund’s market value will change in response to interest rate changes and market conditions among other factors. ● You may have a gain or loss when you sell your shares. ● In general, bond prices rise when interest rates fall, and vice versa. ● The Fund’s exposure to the high yield bond market may subject the Fund to greater volatility because (i) it will be affected by the ability of high yield security issuers’ ability to make principal and interest payments and (ii) the prices of derivatives linked to high yield bonds may fluctuate unpredictably and not necessarily in relation to interest rates. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● The Fund is subject to active trading risks that may increase volatility and impact its ability to achieve its investment objective. ● This Fund is considered non-diversified and can ivest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund. ● Please read the prospectus for more detailed information regarding these and other risks.

The U.S. Government Money Market Fund may not be suitable for all investors. ● You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. ● Please read the prospectus for more detailed information regarding these and other risks.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2023

The fundamental backdrop we see for the economy is that inflation, while making some progress, continues to run well above target while the labor market appears overheated. As a result, the U.S. Federal Reserve (the “Fed”) is employing a deliberate and forceful strategy which has the effect of weakening the economy. The Fed believes this strategy is required to meaningfully reduce inflation. We expect Fed policymakers to deliver an additional rate hike in September 2023 as they try to limit an undue easing of financial conditions that could risk a resurgence in inflation. Quantitative tightening appears likely to continue at least into early 2024.

Despite the abrupt tightening of Fed policy seen over recent quarters, growth of real gross domestic product has been resilient, aided by a significant fiscal expansion and easing inflation pressures that have boosted real personal consumption. Indeed, headline personal consumption expenditures inflation has slowed to 2.5% on an annualized basis in the three months ended May 2023, down from 7.3% in the corresponding period a year earlier, helping to lift real income growth and support consumer spending.

Notwithstanding recent stronger-than-expected economic activity, we continue to believe the Fed’s policy measures will likely result in a higher unemployment rate and may ultimately lead to a recession. A range of leading indicators, including a low unemployment rate, an inverted yield curve, a declining leading economic index, and falling consumer confidence, suggest a downturn may be approaching.

While a recession understandably provokes fear among investors, in this environment it is arguably not the worst outcome from a medium-term perspective, as we see signs a recession could be moderate in its severity. Moreover, we expect inflation to be brought under control as spending and demand for labor cool, in turn allowing the Fed to start to ease its monetary policy stance as we progress through 2024.

For the Reporting Period, the S&P 500® Index* returned 16.89%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 11.67%. The return of the MSCI Emerging Markets Index* was 4.89%.

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a 2.09% return for the Reporting Period, while the Bloomberg U.S. Corporate High Yield Index* returned 5.38%. The return of the ICE Bank of America (“BofA”) 3-Month U.S. Treasury Bill Index* was 2.27% for the Reporting Period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

Bloomberg U.S. Long Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and nonconvertible. The U.S. Long Treasury Index is market capitalization weighted and the securities in the index are updated on the last business day of each month.

Bloomberg U.S. Treasury Bellwethers 30-Year Index is an unmanaged index representing the on-the-run (most recently auctioned) U.S. Treasury bond with 30 years’ maturity.

Dow Jones Industrial Average® Index is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the Nasdaq. The DJIA was invented by Charles Dow in 1896.

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	June 30, 2023

NASDAQ-100® Index includes 100 of the largest domestic and international non-financial securities listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.

Russell 2000® Index measures the performance of the small-cap value segment of the U.S. equity universe.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

S&P MidCap 400® Index provides investors with a benchmark for mid-sized companies. The index covers approximately 7% of the U.S. equity market, and seeks to remain an accurate measure of mid-sized companies, reflecting the risk and return characteristics of the broader mid-cap universe on an on-going basis.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in-line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period on a cumulative basis. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$ 10.00
Day 1	106	6.0%	9.0%	$ 10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more information on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2022 and ending June 30, 2023.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value December 31, 2022	Ending Account Value June 30, 2023	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Nova Fund	1.72%	23.36%	$ 1,000.00	$ 1,233.60	$ 9.53
Inverse S&P 500® Strategy Fund	1.77%	(11.83%)	1,000.00	881.70	8.26
NASDAQ-100® Fund	1.75%	38.59%	1,000.00	1,385.90	10.35
Inverse NASDAQ-100® Strategy Fund	1.83%	(26.75%)	1,000.00	732.50	7.86
S&P 500® 2x Strategy Fund	1.82%	30.33%	1,000.00	1,303.30	10.39
NASDAQ-100® 2x Strategy Fund	2.10%	83.60%	1,000.00	1,836.00	14.77
Mid-Cap 1.5x Strategy Fund	1.81%	10.42%	1,000.00	1,104.20	9.44
Inverse Mid-Cap Strategy Fund	1.77%	(5.96%)	1,000.00	940.40	8.52
Russell 2000® 2x Strategy Fund	1.87%	10.24%	1,000.00	1,102.40	9.75
Russell 2000® 1.5x Strategy Fund	1.80%	9.36%	1,000.00	1,093.60	9.34
Inverse Russell 2000® Strategy Fund	1.82%	(6.23%)	1,000.00	937.70	8.74
Dow 2x Strategy Fund	1.89%	5.38%	1,000.00	1,053.80	9.62
Inverse Dow 2x Strategy Fund	1.85%	(5.51%)	1,000.00	944.90	8.92
Government Long Bond 1.2x Strategy Fund	1.43%	2.95%	1,000.00	1,029.50	7.20
Inverse Government Long Bond Strategy Fund	4.98%	(0.99%)	1,000.00	990.10	24.57
High Yield Strategy Fund	1.67%	4.34%	1,000.00	1,043.40	8.46
U.S. Government Money Market Fund	1.44%	1.69%	1,000.00	1,016.90	7.20

Table 2. Based on hypothetical 5% return (before expenses)
Nova Fund	1.72%	5.00%	$ 1,000.00	$ 1,016.27	$ 8.60
Inverse S&P 500® Strategy Fund	1.77%	5.00%	1,000.00	1,016.02	8.85
NASDAQ-100® Fund	1.75%	5.00%	1,000.00	1,016.12	8.75
Inverse NASDAQ-100® Strategy Fund	1.83%	5.00%	1,000.00	1,015.72	9.15
S&P 500® 2x Strategy Fund	1.82%	5.00%	1,000.00	1,015.77	9.10
NASDAQ-100® 2x Strategy Fund	2.10%	5.00%	1,000.00	1,014.38	10.49
Mid-Cap 1.5x Strategy Fund	1.81%	5.00%	1,000.00	1,015.82	9.05
Inverse Mid-Cap Strategy Fund	1.77%	5.00%	1,000.00	1,016.02	8.85
Russell 2000® 2x Strategy Fund	1.87%	5.00%	1,000.00	1,015.52	9.35
Russell 2000® 1.5x Strategy Fund	1.80%	5.00%	1,000.00	1,015.87	9.00
Inverse Russell 2000® Strategy Fund	1.82%	5.00%	1,000.00	1,015.77	9.10
Dow 2x Strategy Fund	1.89%	5.00%	1,000.00	1,015.42	9.44
Inverse Dow 2x Strategy Fund	1.85%	5.00%	1,000.00	1,015.62	9.25
Government Long Bond 1.2x Strategy Fund	1.43%	5.00%	1,000.00	1,017.70	7.15
Inverse Government Long Bond Strategy Fund	4.98%	5.00%	1,000.00	1,000.10	24.70
High Yield Strategy Fund	1.67%	5.00%	1,000.00	1,016.51	8.35
U.S. Government Money Market Fund	1.44%	5.00%	1,000.00	1,017.65	7.20

[1]

This ratio represents annualized net expenses, which includes interest expense, related to securities sold short. Excluding short interest expense, the operating expense ratio of the Inverse Government Long Bond Strategy Fund would be 1.76%. Excludes expenses of the underlying funds in which the Funds invest.

[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2022 to June 30, 2023.

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

NOVA FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 7, 1997

Ten Largest Holdings	% of Total Net Assets
Apple, Inc.	5.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.7%
Guggenheim Strategy Fund II	5.5%
Microsoft Corp.	5.0%
Amazon.com, Inc.	2.3%
NVIDIA Corp.	2.1%
Alphabet, Inc. — Class A	1.4%
Tesla, Inc.	1.4%
Meta Platforms, Inc. — Class A	1.3%
Alphabet, Inc. — Class C	1.2%
Top Ten Total	31.6%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Nova Fund	23.36%	23.87%	13.34%	15.59%
S&P 500 Index	16.89%	19.59%	12.31%	12.86%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
NOVA FUND

	Shares	Value
COMMON STOCKS† - 73.9%

Technology - 20.2%
Apple, Inc.	10,202	$1,978,882
Microsoft Corp.	5,131	1,747,311
NVIDIA Corp.	1,707	722,095
Broadcom, Inc.	288	249,820
Adobe, Inc.*	317	155,010
Salesforce, Inc.*	676	142,812
Accenture plc — Class A	437	134,849
Advanced Micro Devices, Inc.*	1,111	126,554
Oracle Corp.	1,062	126,474
Texas Instruments, Inc.	626	112,692
Intel Corp.	2,878	96,240
QUALCOMM, Inc.	769	91,542
Intuit, Inc.	194	88,889
Applied Materials, Inc.	583	84,267
International Business Machines Corp.	627	83,899
ServiceNow, Inc.*	141	79,238
Analog Devices, Inc.	349	67,989
Lam Research Corp.	93	59,786
Fiserv, Inc.*	426	53,740
Micron Technology, Inc.	755	47,648
KLA Corp.	95	46,077
Synopsys, Inc.*	105	45,718
Cadence Design Systems, Inc.*	188	44,090
Activision Blizzard, Inc.*	494	41,644
NXP Semiconductor N.V.	179	36,638
Roper Technologies, Inc.	74	35,579
Fortinet, Inc.*	450	34,015
Microchip Technology, Inc.	378	33,865
Autodesk, Inc.*	148	30,282
ON Semiconductor Corp.*	298	28,185
MSCI, Inc. — Class A	55	25,811
Paychex, Inc.	221	24,723
Electronic Arts, Inc.	180	23,346
Cognizant Technology Solutions Corp. — Class A	350	22,848
Fidelity National Information Services, Inc.	409	22,372
ANSYS, Inc.*	60	19,816
HP, Inc.	598	18,365
Monolithic Power Systems, Inc.	31	16,747
Take-Two Interactive Software, Inc.*	109	16,040
Hewlett Packard Enterprise Co.	894	15,019
Fair Isaac Corp.*	17	13,757
Broadridge Financial Solutions, Inc.	81	13,416
Skyworks Solutions, Inc.	110	12,176
Tyler Technologies, Inc.*	29	12,078
Teradyne, Inc.	107	11,912
NetApp, Inc.	148	11,307
Paycom Software, Inc.	34	10,922
PTC, Inc.*	74	10,530
Zebra Technologies Corp. — Class A*	35	10,354
Akamai Technologies, Inc.*	105	9,436
EPAM Systems, Inc.*	40	8,990
Leidos Holdings, Inc.	95	8,406
Western Digital Corp.*	221	8,383
Jack Henry & Associates, Inc.	50	8,366
Seagate Technology Holdings plc	133	8,229
Ceridian HCM Holding, Inc.*	107	7,166
Qorvo, Inc.*	69	7,040
DXC Technology Co.*	157	4,195
Total Technology		7,007,580

Consumer, Non-cyclical - 14.9%
UnitedHealth Group, Inc.	642	308,571
Johnson & Johnson	1,793	296,777
Eli Lilly & Co.	544	255,125
Procter & Gamble Co.	1,626	246,729
Merck & Company, Inc.	1,751	202,048
PepsiCo, Inc.	951	176,144
AbbVie, Inc.	1,217	163,967
Coca-Cola Co.	2,686	161,751
Pfizer, Inc.	3,896	142,905
Thermo Fisher Scientific, Inc.	266	138,786
Abbott Laboratories	1,200	130,824
Danaher Corp.	458	109,920
Philip Morris International, Inc.	1,071	104,551
Bristol-Myers Squibb Co.	1,450	92,728
S&P Global, Inc.	226	90,601
Intuitive Surgical, Inc.*	242	82,749
Amgen, Inc.	369	81,925
Medtronic plc	918	80,876
Elevance Health, Inc.	164	72,863
Stryker Corp.	233	71,086
Mondelez International, Inc. — Class A	940	68,564
Gilead Sciences, Inc.	861	66,357
Automatic Data Processing, Inc.	285	62,640
Vertex Pharmaceuticals, Inc.*	178	62,640
CVS Health Corp.	885	61,180
Cigna Group	204	57,242
Altria Group, Inc.	1,232	55,810
Zoetis, Inc.	319	54,935
Boston Scientific Corp.*	992	53,657
Regeneron Pharmaceuticals, Inc.*	74	53,172
Becton Dickinson and Co.	196	51,746
PayPal Holdings, Inc.*	770	51,382
Colgate-Palmolive Co.	572	44,067
HCA Healthcare, Inc.	142	43,094
McKesson Corp.	94	40,167
Edwards Lifesciences Corp.*	418	39,430
Humana, Inc.	86	38,453
Moody’s Corp.	109	37,902
Dexcom, Inc.*	267	34,312
Kimberly-Clark Corp.	233	32,168
Estee Lauder Companies, Inc. — Class A	160	31,421
General Mills, Inc.	405	31,063
Monster Beverage Corp.*	527	30,271
Cintas Corp.	60	29,825
IQVIA Holdings, Inc.*	128	28,771
IDEXX Laboratories, Inc.*	57	28,627
Biogen, Inc.*	100	28,485
Archer-Daniels-Midland Co.	376	28,411
Corteva, Inc.	491	28,134

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
NOVA FUND

	Shares	Value
Moderna, Inc.*	226	$27,459
Constellation Brands, Inc. — Class A	111	27,321
Sysco Corp.	350	25,970
Centene Corp.*	379	25,563
Hershey Co.	102	25,469
CoStar Group, Inc.*	282	25,098
Verisk Analytics, Inc. — Class A	100	22,603
ResMed, Inc.	101	22,068
GE HealthCare Technologies, Inc.	270	21,935
AmerisourceBergen Corp. — Class A	112	21,552
Kroger Co.	451	21,197
Zimmer Biomet Holdings, Inc.	144	20,966
United Rentals, Inc.	47	20,932
Illumina, Inc.*	109	20,437
Equifax, Inc.	85	20,001
Quanta Services, Inc.	100	19,645
Kraft Heinz Co.	550	19,525
West Pharmaceutical Services, Inc.	51	19,506
Gartner, Inc.*	55	19,267
Keurig Dr Pepper, Inc.	581	18,168
Global Payments, Inc.	181	17,832
Align Technology, Inc.*	49	17,328
Church & Dwight Company, Inc.	169	16,939
Cardinal Health, Inc.	176	16,644
Baxter International, Inc.	349	15,900
STERIS plc	69	15,524
McCormick & Company, Inc.	173	15,091
Laboratory Corporation of America Holdings	61	14,721
Insulet Corp.*	48	13,840
Hologic, Inc.*	170	13,765
Clorox Co.	85	13,518
Cooper Companies, Inc.	34	13,037
FleetCor Technologies, Inc.*	51	12,805
Molina Healthcare, Inc.*	40	12,050
Kellogg Co.	177	11,930
Lamb Weston Holdings, Inc.	101	11,610
Conagra Brands, Inc.	329	11,094
Waters Corp.*	41	10,928
J M Smucker Co.	74	10,927
Quest Diagnostics, Inc.	77	10,823
Revvity, Inc.	87	10,335
Tyson Foods, Inc. — Class A	197	10,055
Bunge Ltd.	104	9,812
Avery Dennison Corp.	56	9,621
Bio-Techne Corp.	109	8,898
Molson Coors Beverage Co. — Class B	130	8,559
Brown-Forman Corp. — Class B	126	8,414
Viatris, Inc.	827	8,254
Hormel Foods Corp.	200	8,044
Incyte Corp.*	128	7,968
Teleflex, Inc.	32	7,745
Charles River Laboratories International, Inc.*	35	7,359
Henry Schein, Inc.*	90	7,299
Rollins, Inc.	160	6,853
MarketAxess Holdings, Inc.	26	6,797
Universal Health Services, Inc. — Class B	43	6,784
Campbell Soup Co.	138	6,308
Dentsply Sirona, Inc.	147	5,883
Bio-Rad Laboratories, Inc. — Class A*	15	5,687
Robert Half International, Inc.	74	5,566
Catalent, Inc.*	124	5,377
DaVita, Inc.*	38	3,818
Organon & Co.	176	3,663
Total Consumer, Non-cyclical		5,174,939

Financial - 10.0%
Berkshire Hathaway, Inc. — Class B*	1,231	419,771
JPMorgan Chase & Co.	2,017	293,352
Visa, Inc. — Class A	1,117	265,265
Mastercard, Inc. — Class A	577	226,934
Bank of America Corp.	4,784	137,253
Wells Fargo & Co.	2,589	110,498
Prologis, Inc. REIT	637	78,115
Morgan Stanley	899	76,775
Goldman Sachs Group, Inc.	229	73,862
American Express Co.	410	71,422
BlackRock, Inc. — Class A	103	71,187
Marsh & McLennan Companies, Inc.	341	64,135
American Tower Corp. — Class A REIT	322	62,449
Citigroup, Inc.	1,343	61,832
Charles Schwab Corp.	1,025	58,097
Chubb Ltd.	286	55,072
Progressive Corp.	404	53,478
Equinix, Inc. REIT	65	50,956
Aon plc — Class A	141	48,673
CME Group, Inc. — Class A	248	45,952
Intercontinental Exchange, Inc.	386	43,649
PNC Financial Services Group, Inc.	275	34,636
Crown Castle, Inc. REIT	299	34,068
Arthur J Gallagher & Co.	148	32,496
U.S. Bancorp	963	31,817
Public Storage REIT	109	31,815
Capital One Financial Corp.	263	28,764
American International Group, Inc.	499	28,712
Truist Financial Corp.	919	27,892
Realty Income Corp. REIT	465	27,802
Welltower, Inc. REIT	343	27,745
Travelers Companies, Inc.	159	27,612
Aflac, Inc.	379	26,454
Simon Property Group, Inc. REIT	226	26,099
MetLife, Inc.	444	25,099
Ameriprise Financial, Inc.	72	23,916
Digital Realty Trust, Inc. REIT	201	22,888
Prudential Financial, Inc.	252	22,231
Bank of New York Mellon Corp.	496	22,082
VICI Properties, Inc. REIT	693	21,781
Discover Financial Services	175	20,449
Allstate Corp.	181	19,736
Arch Capital Group Ltd.*	257	19,236
AvalonBay Communities, Inc. REIT	98	18,548
SBA Communications Corp. REIT	75	17,382

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
NOVA FUND

	Shares	Value
T. Rowe Price Group, Inc.	155	$17,363
CBRE Group, Inc. — Class A*	214	17,272
Willis Towers Watson plc	73	17,192
Weyerhaeuser Co. REIT	505	16,923
State Street Corp.	231	16,904
Equity Residential REIT	235	15,503
Hartford Financial Services Group, Inc.	214	15,412
M&T Bank Corp.	114	14,109
Extra Space Storage, Inc. REIT	93	13,843
Invitation Homes, Inc. REIT	401	13,794
Raymond James Financial, Inc.	132	13,698
Ventas, Inc. REIT	276	13,047
Alexandria Real Estate Equities, Inc. REIT	109	12,370
Fifth Third Bancorp	470	12,319
Mid-America Apartment Communities, Inc. REIT	81	12,301
Principal Financial Group, Inc.	156	11,831
Nasdaq, Inc.	234	11,665
Regions Financial Corp.	647	11,529
Iron Mountain, Inc. REIT	201	11,421
Brown & Brown, Inc.	162	11,152
Huntington Bancshares, Inc.	996	10,737
Northern Trust Corp.	144	10,676
Cincinnati Financial Corp.	108	10,511
Essex Property Trust, Inc. REIT	44	10,309
Everest Re Group Ltd.	30	10,256
Cboe Global Markets, Inc.	73	10,075
Synchrony Financial	296	10,040
UDR, Inc. REIT	214	9,193
Citizens Financial Group, Inc.	334	8,711
Kimco Realty Corp. REIT	428	8,440
W R Berkley Corp.	139	8,279
Host Hotels & Resorts, Inc. REIT	491	8,264
Camden Property Trust REIT	74	8,056
Loews Corp.	131	7,779
Healthpeak Properties, Inc. REIT	377	7,578
Globe Life, Inc.	61	6,687
Regency Centers Corp. REIT	106	6,548
KeyCorp	645	5,960
Boston Properties, Inc. REIT	98	5,644
Invesco Ltd.	316	5,312
Franklin Resources, Inc.	197	5,262
Federal Realty Investment Trust REIT	51	4,935
Assurant, Inc.	37	4,652
Comerica, Inc.	91	3,855
Zions Bancorp North America[1]	102	2,740
Lincoln National Corp.	106	2,731
Total Financial		3,460,865

Communications - 9.5%
Amazon.com, Inc.*	6,160	803,018
Alphabet, Inc. — Class A*	4,100	490,770
Meta Platforms, Inc. — Class A*	1,526	437,931
Alphabet, Inc. — Class C*	3,526	426,540
Cisco Systems, Inc.	2,826	146,217
Netflix, Inc.*	307	135,230
Comcast Corp. — Class A	2,870	119,248
Walt Disney Co.*	1,261	112,582
Verizon Communications, Inc.	2,901	107,888
AT&T, Inc.	4,933	78,682
Booking Holdings, Inc.*	25	67,508
T-Mobile US, Inc.*	397	55,143
Palo Alto Networks, Inc.*	209	53,402
Motorola Solutions, Inc.	116	34,021
Arista Networks, Inc.*	172	27,874
Charter Communications, Inc. — Class A*	72	26,451
Warner Bros Discovery, Inc.*	1,530	19,186
Corning, Inc.	528	18,501
CDW Corp.	93	17,066
eBay, Inc.	369	16,491
VeriSign, Inc.*	62	14,010
Omnicom Group, Inc.	138	13,131
Expedia Group, Inc.*	98	10,720
FactSet Research Systems, Inc.	26	10,417
Interpublic Group of Companies, Inc.	266	10,262
Match Group, Inc.*	192	8,035
Gen Digital, Inc.	393	7,290
Etsy, Inc.*	85	7,192
Juniper Networks, Inc.	222	6,955
Fox Corp. — Class A	186	6,324
F5, Inc.*	42	6,143
Paramount Global — Class B	350	5,569
News Corp. — Class A	263	5,129
Fox Corp. — Class B	94	2,998
News Corp. — Class B	81	1,597
Total Communications		3,309,521

Consumer, Cyclical - 7.0%
Tesla, Inc.*	1,859	486,630
Home Depot, Inc.	699	217,137
Costco Wholesale Corp.	306	164,744
Walmart, Inc.	968	152,150
McDonald’s Corp.	504	150,399
NIKE, Inc. — Class B	850	93,815
Lowe’s Companies, Inc.	412	92,988
Starbucks Corp.	791	78,356
TJX Companies, Inc.	795	67,408
Target Corp.	318	41,944
Ford Motor Co.	2,712	41,032
Chipotle Mexican Grill, Inc. — Class A*	19	40,641
O’Reilly Automotive, Inc.*	42	40,123
General Motors Co.	959	36,979
Marriott International, Inc. — Class A	178	32,697
AutoZone, Inc.*	13	32,414
PACCAR, Inc.	361	30,198
Copart, Inc.*	296	26,998
Yum! Brands, Inc.	193	26,740
Hilton Worldwide Holdings, Inc.	183	26,636
Ross Stores, Inc.	236	26,463
DR Horton, Inc.	214	26,042
Dollar General Corp.	151	25,637
WW Grainger, Inc.	31	24,447
Cummins, Inc.	98	24,026
Fastenal Co.	394	23,242

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
NOVA FUND

	Shares	Value
Lennar Corp. — Class A	175	$21,929
Delta Air Lines, Inc.	444	21,108
Dollar Tree, Inc.*	143	20,521
Aptiv plc*	187	19,091
Tractor Supply Co.	76	16,804
Ulta Beauty, Inc.*	35	16,471
Genuine Parts Co.	97	16,415
Royal Caribbean Cruises Ltd.*	152	15,768
Southwest Airlines Co.	411	14,882
Walgreens Boots Alliance, Inc.	494	14,074
Darden Restaurants, Inc.	83	13,868
Las Vegas Sands Corp.*	227	13,166
Carnival Corp.*	693	13,049
NVR, Inc.*	2	12,701
United Airlines Holdings, Inc.*	226	12,401
PulteGroup, Inc.	154	11,963
Best Buy Company, Inc.	134	10,981
LKQ Corp.	175	10,197
Pool Corp.	27	10,115
MGM Resorts International	208	9,135
CarMax, Inc.*	109	9,123
Live Nation Entertainment, Inc.*	99	9,020
American Airlines Group, Inc.*	451	8,091
Domino’s Pizza, Inc.	24	8,088
BorgWarner, Inc.	162	7,923
Caesars Entertainment, Inc.*	149	7,595
Wynn Resorts Ltd.	71	7,498
Tapestry, Inc.	160	6,848
Norwegian Cruise Line Holdings Ltd.*	293	6,379
Bath & Body Works, Inc.	158	5,925
Hasbro, Inc.	90	5,829
Whirlpool Corp.	38	5,654
Alaska Air Group, Inc.*	88	4,680
VF Corp.	228	4,353
Ralph Lauren Corp. — Class A	28	3,452
Advance Auto Parts, Inc.	41	2,882
Newell Brands, Inc.	260	2,262
Total Consumer, Cyclical		2,430,127

Industrial - 5.7%
Raytheon Technologies Corp.	1,008	98,744
Honeywell International, Inc.	459	95,242
United Parcel Service, Inc. — Class B	500	89,625
Caterpillar, Inc.	356	87,594
Union Pacific Corp.	421	86,145
General Electric Co.	751	82,497
Boeing Co.*	390	82,353
Deere & Co.	186	75,365
Lockheed Martin Corp.	156	71,819
Eaton Corporation plc	275	55,302
CSX Corp.	1,403	47,842
Illinois Tool Works, Inc.	191	47,781
Northrop Grumman Corp.	99	45,124
Waste Management, Inc.	255	44,222
FedEx Corp.	160	39,664
3M Co.	381	38,134
Emerson Electric Co.	394	35,614
Norfolk Southern Corp.	157	35,601
Amphenol Corp. — Class A	411	34,914
Parker-Hannifin Corp.	89	34,714
General Dynamics Corp.	155	33,348
Johnson Controls International plc	473	32,230
TransDigm Group, Inc.	36	32,190
TE Connectivity Ltd.	217	30,415
Trane Technologies plc	157	30,028
Carrier Global Corp.	576	28,633
Rockwell Automation, Inc.	79	26,027
AMETEK, Inc.	159	25,739
L3Harris Technologies, Inc.	131	25,646
Otis Worldwide Corp.	285	25,368
Agilent Technologies, Inc.	204	24,531
Old Dominion Freight Line, Inc.	62	22,924
Republic Services, Inc. — Class A	142	21,750
Vulcan Materials Co.	92	20,740
Keysight Technologies, Inc.*	123	20,596
Martin Marietta Materials, Inc.	43	19,853
Mettler-Toledo International, Inc.*	15	19,675
Xylem, Inc.	165	18,582
Fortive Corp.	244	18,244
Ingersoll Rand, Inc.	279	18,235
Dover Corp.	97	14,322
Westinghouse Air Brake Technologies Corp.	124	13,599
Teledyne Technologies, Inc.*	32	13,155
Expeditors International of Washington, Inc.	105	12,719
Ball Corp.	217	12,632
Howmet Aerospace, Inc.	254	12,588
IDEX Corp.	52	11,194
Garmin Ltd.	106	11,055
Snap-on, Inc.	37	10,663
Jacobs Solutions, Inc.	88	10,462
J.B. Hunt Transport Services, Inc.	57	10,319
Amcor plc	1,015	10,130
Stanley Black & Decker, Inc.	106	9,933
Textron, Inc.	139	9,401
Axon Enterprise, Inc.*	48	9,366
Nordson Corp.	37	9,183
Trimble, Inc.*	171	9,053
Masco Corp.	155	8,894
Packaging Corporation of America	62	8,194
CH Robinson Worldwide, Inc.	80	7,548
Pentair plc	114	7,365
Allegion plc	61	7,321
Generac Holdings, Inc.*	43	6,412
Huntington Ingalls Industries, Inc.	28	6,373
A O Smith Corp.	86	6,259
Westrock Co.	177	5,145
Sealed Air Corp.	100	4,000
Mohawk Industries, Inc.*	36	3,714
Total Industrial		1,984,049

Energy - 3.2%
Exxon Mobil Corp.	2,790	299,228
Chevron Corp.	1,203	189,292

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
NOVA FUND

	Shares	Value
ConocoPhillips	835	$86,514
Schlumberger N.V.	984	48,334
EOG Resources, Inc.	404	46,234
Marathon Petroleum Corp.	293	34,164
Pioneer Natural Resources Co.	161	33,356
Phillips 66	317	30,235
Valero Energy Corp.	249	29,208
Occidental Petroleum Corp.	496	29,165
Williams Companies, Inc.	841	27,442
Hess Corp.	191	25,966
Kinder Morgan, Inc.	1,361	23,436
Baker Hughes Co.	699	22,095
Devon Energy Corp.	443	21,415
Halliburton Co.	623	20,553
ONEOK, Inc.	309	19,071
Diamondback Energy, Inc.	125	16,420
Enphase Energy, Inc.*	95	15,911
Coterra Energy, Inc. — Class A	523	13,232
First Solar, Inc.*	69	13,116
Targa Resources Corp.	156	11,872
SolarEdge Technologies, Inc.*	39	10,493
Equities Corp.	250	10,282
Marathon Oil Corp.	426	9,807
APA Corp.	213	7,278
Total Energy		1,094,119

Utilities - 1.9%
NextEra Energy, Inc.	1,396	103,583
Southern Co.	752	52,828
Duke Energy Corp.	532	47,742
Sempra Energy	217	31,593
American Electric Power Company, Inc.	355	29,891
Dominion Energy, Inc.	577	29,883
Exelon Corp.	686	27,948
Xcel Energy, Inc.	380	23,625
Consolidated Edison, Inc.	239	21,606
Public Service Enterprise Group, Inc.	344	21,538
Constellation Energy Corp.	224	20,507
PG&E Corp.*	1,116	19,284
WEC Energy Group, Inc.	218	19,236
American Water Works Company, Inc.	134	19,128
Edison International	264	18,335
Eversource Energy	241	17,092
DTE Energy Co.	142	15,623
Ameren Corp.	181	14,782
FirstEnergy Corp.	376	14,619
Entergy Corp.	146	14,216
PPL Corp.	509	13,468
CenterPoint Energy, Inc.	435	12,680
CMS Energy Corp.	201	11,809
Atmos Energy Corp.	100	11,634
AES Corp.	462	9,577
Evergy, Inc.	158	9,230
Alliant Energy Corp.	173	9,079
NiSource, Inc.	285	7,795
Pinnacle West Capital Corp.	78	6,354
NRG Energy, Inc.	159	5,945
Total Utilities		660,630

Basic Materials - 1.5%
Linde plc	338	128,805
Air Products and Chemicals, Inc.	153	45,828
Sherwin-Williams Co.	162	43,014
Freeport-McMoRan, Inc.	989	39,560
Ecolab, Inc.	171	31,924
Nucor Corp.	173	28,369
Dow, Inc.	488	25,991
PPG Industries, Inc.	162	24,025
Newmont Corp.	548	23,378
DuPont de Nemours, Inc.	317	22,646
Albemarle Corp.	81	18,070
LyondellBasell Industries N.V. — Class A	175	16,070
International Flavors & Fragrances, Inc.	176	14,008
Steel Dynamics, Inc.	111	12,091
CF Industries Holdings, Inc.	135	9,372
FMC Corp.	86	8,973
Mosaic Co.	229	8,015
Celanese Corp. — Class A	69	7,990
International Paper Co.	239	7,602
Eastman Chemical Co.	83	6,949
Total Basic Materials		522,680

Total Common Stocks
(Cost $20,333,356)		25,644,510

MUTUAL FUNDS† - 11.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	202,415	1,969,497
Guggenheim Strategy Fund II2	78,932	1,911,722
Total Mutual Funds
(Cost $3,941,469)		3,881,219

	Face Amount
U.S. TREASURY BILLS†† - 2.5%
U.S. Treasury Bills
5.00% due 08/03/23[3,4]	$400,000	398,238
5.11% due 07/18/23[4,5]	375,000	374,215
5.01% due 08/03/23[3,4]	100,000	99,560
Total U.S. Treasury Bills
(Cost $871,787)		872,013

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
NOVA FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,6 - 12.3%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23[3]	$2,312,638	$2,312,638
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23[3]	1,017,444	1,017,444
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23[3]	924,949	924,949
Total Repurchase Agreements
(Cost $4,255,031)		4,255,031

SECURITIES LENDING COLLATERAL†,7 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class X, 5.01%[8]	2,128	2,128
Total Securities Lending Collateral
(Cost $2,128)		2,128

Total Investments - 99.8%
(Cost $29,403,771)		$34,654,901
Other Assets & Liabilities, net - 0.2%		54,201
Total Net Assets - 100.0%		$34,709,102

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	8	Sep 2023	$1,794,600	$54,928

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	Pay	5.57% (Federal Funds Rate + 0.50%)	At Maturity	09/21/23	3,204	$14,259,053	$208,344
Barclays Bank plc	S&P 500 Index	Pay	5.51% (SOFR + 0.45%)	At Maturity	09/20/23	1,312	5,838,838	156,743
BNP Paribas	S&P 500 Index	Pay	5.67% (Federal Funds Rate + 0.60%)	At Maturity	09/21/23	1,019	4,533,390	73,315
							$24,631,281	$438,402

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 7.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2023.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2023.
[6]	Repurchase Agreements — See Note 6.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of June 30, 2023.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
NOVA FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$25,644,510	$—	$—	$25,644,510
Mutual Funds	3,881,219	—	—	3,881,219
U.S. Treasury Bills	—	872,013	—	872,013
Repurchase Agreements	—	4,255,031	—	4,255,031
Securities Lending Collateral	2,128	—	—	2,128
Equity Futures Contracts**	54,928	—	—	54,928
Equity Index Swap Agreements**	—	438,402	—	438,402
Total Assets	$29,582,785	$5,565,446	$—	$35,148,231

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,897,514	$—	$—	$—	$14,208	$1,911,722	78,932	$49,640
Guggenheim Ultra Short Duration Fund — Institutional Class	1,951,280	—	—	—	18,217	1,969,497	202,415	50,140
	$3,848,794	$—	$—	$—	$32,425	$3,881,219		$99,780

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments in unaffiliated issuers, at value - including $2,041 of securities loaned (cost $21,207,271)	$26,518,651
Investments in affiliated issuers, at value (cost $3,941,469)	3,881,219
Repurchase agreements, at value (cost $4,255,031)	4,255,031
Cash	80
Unrealized appreciation on OTC swap agreements	438,402
Receivables:
Variation margin on futures contracts	35,887
Dividends	33,767
Fund shares sold	13,625
Interest	598
Other assets	65
Total assets	35,177,325

Liabilities:
Segregated cash due to broker	208,291
Payable for:
Fund shares redeemed	167,606
Management fees	17,510
Transfer agent fees	9,953
Swap settlement	7,776
Investor service fees	5,972
Portfolio accounting and administration fees	3,703
Return of securities lending collateral	2,128
Trustees’ fees*	322
Miscellaneous	44,962
Total liabilities	468,223
Net assets	$34,709,102

Net assets consist of:
Paid in capital	$42,226,141
Total distributable earnings (loss)	(7,517,039)
Net assets	$34,709,102
Capital shares outstanding	236,937
Net asset value per share	$146.49

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $47)	$175,649
Dividends from securities of affiliated issuers	99,780
Interest	68,423
Income from securities lending, net	44
Total investment income	343,896

Expenses:
Management fees	101,346
Investor service fees	33,782
Transfer agent fees	36,587
Portfolio accounting and administration fees	20,945
Professional fees	15,771
Interest expense	5,875
Trustees’ fees*	2,060
Custodian fees	1,962
Line of credit fees	41
Miscellaneous	16,690
Total expenses	235,059
Less:
Expenses waived by Adviser	(2,439)
Net expenses	232,620
Net investment income	111,276

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(729,251)
Swap agreements	856,198
Futures contracts	325,999
Net realized gain	452,946
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	2,881,860
Investments in affiliated issuers	32,425
Swap agreements	839,000
Futures contracts	103,991
Net change in unrealized appreciation (depreciation)	3,857,276
Net realized and unrealized gain	4,310,222
Net increase in net assets resulting from operations	$4,421,498

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

NOVA FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$111,276	$30,402
Net realized gain (loss) on investments	452,946	(10,780,242)
Net change in unrealized appreciation (depreciation) on investments	3,857,276	(6,568,464)
Net increase (decrease) in net assets resulting from operations	4,421,498	(17,318,304)

Distributions to shareholders	—	(3,401,154)

Capital share transactions:
Proceeds from sale of shares	84,255,310	258,422,284
Distributions reinvested	—	3,401,154
Cost of shares redeemed	(70,481,136)	(288,174,715)
Net increase (decrease) from capital share transactions	13,774,174	(26,351,277)
Net increase (decrease) in net assets	18,195,672	(47,070,735)

Net assets:
Beginning of period	16,513,430	63,584,165
End of period	$34,709,102	$16,513,430

Capital share activity:
Shares sold	643,265	1,691,174
Shares issued from reinvestment of distributions	—	26,925
Shares redeemed	(545,390)	(1,902,255)
Net increase (decrease) in shares	97,875	(184,156)

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$118.75	$196.72	$144.74	$135.68	$94.55	$113.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.53	.15	(.76)	(.30)	.90	.83
Net gain (loss) on investments (realized and unrealized)	27.21	(58.50)	60.70	24.12	41.55	(11.15)
Total from investment operations	27.74	(58.35)	59.94	23.82	42.45	(10.32)
Less distributions from:
Net investment income	—	(.67)	(.61)	(1.16)	(1.32)	(.21)
Net realized gains	—	(18.95)	(7.35)	(13.60)	—	(7.92)
Total distributions	—	(19.62)	(7.96)	(14.76)	(1.32)	(8.13)
Net asset value, end of period	$146.49	$118.75	$196.72	$144.74	$135.68	$94.55

Total Return[c]	23.36%	(30.26%)	42.18%	20.03%	45.04%	(10.32%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$34,709	$16,513	$63,584	$45,692	$36,545	$32,309
Ratios to average net assets:
Net investment income (loss)	0.82%	0.10%	(0.44%)	(0.24%)	0.77%	0.73%
Total expenses[d]	1.74%	1.67%	1.60%	1.73%	1.72%	1.62%
Net expenses[e]	1.72%	1.65%	1.57%	1.68%	1.66%	1.61%
Portfolio turnover rate	195%	748%	408%	650%	336%	604%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

INVERSE S&P 500® STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: June 9, 1997

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings	% of Total Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	18.2%
Guggenheim Strategy Fund II	18.2%
Total	36.4%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Inverse S&P 500® Strategy Fund	(11.83%)	(14.24%)	(13.64%)	(13.47%)
S&P 500 Index	16.89%	19.59%	12.31%	12.86%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
INVERSE S&P 500® STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 36.4%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	31,736	$308,794
Guggenheim Strategy Fund II1	12,732	308,365
Total Mutual Funds
(Cost $626,874)		617,159

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 11.8%
Federal Home Loan Bank
5.00% due 07/06/23[2]	$200,000	199,861
Total Federal Agency Discount Notes
(Cost $199,861)		199,861

FEDERAL AGENCY NOTES†† - 5.9%
Federal Home Loan Bank
5.18% (SOFR + 0.12%, Rate Floor: 0.00%) due 09/06/23◊	100,000	100,012
Total Federal Agency Notes
(Cost $100,000)		100,012

U.S. TREASURY BILLS†† - 4.3%
U.S. Treasury Bills
5.00% due 08/03/23[2,3]	50,000	49,780
5.11% due 07/18/23[2,4]	23,000	22,952
Total U.S. Treasury Bills
(Cost $72,714)		72,732

REPURCHASE AGREEMENTS††,5 - 37.0%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23[3]	340,237	340,237
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23[3]	149,687	149,687
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23[3]	136,079	136,079
Total Repurchase Agreements
(Cost $626,003)		626,003

Total Investments - 95.4%
(Cost $1,625,452)		$1,615,767
Other Assets & Liabilities, net - 4.6%		77,486
Total Net Assets - 100.0%		$1,693,253

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	1	Sep 2023	$224,325	$(6,869)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	S&P 500 Index	Receive	5.27% (Federal Funds Rate + 0.20%)	At Maturity	09/21/23	58	$257,252	$(4,161)
Barclays Bank plc	S&P 500 Index	Receive	5.36% (SOFR + 0.30%)	At Maturity	09/20/23	46	205,689	(5,619)
Goldman Sachs International	S&P 500 Index	Receive	5.37% (Federal Funds Rate + 0.30%)	At Maturity	09/21/23	226	1,004,789	(14,963)
							$1,467,730	$(24,743)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
INVERSE S&P 500® STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at June 30, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2023.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2023.
[5]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$617,159	$—	$—	$617,159
Federal Agency Discount Notes	—	199,861	—	199,861
Federal Agency Notes	—	100,012	—	100,012
U.S. Treasury Bills	—	72,732	—	72,732
Repurchase Agreements	—	626,003	—	626,003
Total Assets	$617,159	$998,608	$—	$1,615,767

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$6,869	$—	$—	$6,869
Equity Index Swap Agreements**	—	24,743	—	24,743
Total Liabilities	$6,869	$24,743	$—	$31,612

**	This derivative is reported as unrealized appreciation/depreciation at period end.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
INVERSE S&P 500® STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$345,744	$—	$(40,000)	$(1,237)	$3,858	$308,365	12,732	$9,032
Guggenheim Ultra Short Duration Fund — Institutional Class	583,470	—	(280,000)	(6,012)	11,336	308,794	31,736	14,485
	$929,214	$—	$(320,000)	$(7,249)	$15,194	$617,159		$23,517

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

INVERSE S&P 500® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments in unaffiliated issuers, at value (cost $372,575)	$372,605
Investments in affiliated issuers, at value (cost $626,874)	617,159
Repurchase agreements, at value (cost $626,003)	626,003
Receivables:
Fund shares sold	111,020
Dividends	3,770
Interest	447
Swap settlement	426
Total assets	1,731,430

Liabilities:
Unrealized depreciation on OTC swap agreements	24,743
Payable for:
Variation margin on futures contracts	2,538
Management fees	1,557
Transfer agent fees	1,199
Investor service fees	460
Portfolio accounting and administration fees	193
Fund shares redeemed	24
Trustees’ fees*	57
Miscellaneous	7,406
Total liabilities	38,177
Net assets	$1,693,253

Net assets consist of:
Paid in capital	$21,030,511
Total distributable earnings (loss)	(19,337,258)
Net assets	$1,693,253
Capital shares outstanding	52,973
Net asset value per share	$31.96

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends from securities of affiliated issuers	$23,517
Interest	82,435
Total investment income	105,952

Expenses:
Management fees	19,307
Investor service fees	5,363
Transfer agent fees	6,392
Portfolio accounting and administration fees	3,325
Professional fees	1,287
Trustees’ fees*	487
Custodian fees	315
Interest expense	168
Miscellaneous	3,096
Total expenses	39,740
Less:
Expenses reimbursed by Adviser	(1,073)
Expenses waived by Adviser	(708)
Total waived/reimbursed expenses	(1,781)
Net expenses	37,959
Net investment income	67,993

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	246
Investments in affiliated issuers	(7,249)
Swap agreements	(516,570)
Futures contracts	(1,752)
Net realized loss	(525,325)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(221)
Investments in affiliated issuers	15,194
Swap agreements	(157,796)
Futures contracts	(55,938)
Net change in unrealized appreciation (depreciation)	(198,761)
Net realized and unrealized loss	(724,086)
Net decrease in net assets resulting from operations	$(656,093)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$67,993	$10,322
Net realized loss on investments	(525,325)	(976,297)
Net change in unrealized appreciation (depreciation) on investments	(198,761)	184,393
Net decrease in net assets resulting from operations	(656,093)	(781,582)

Capital share transactions:
Proceeds from sale of shares	57,446,125	456,862,080
Distributions reinvested	—	—
Cost of shares redeemed	(61,252,720)	(452,412,255)
Net increase (decrease) from capital share transactions	(3,806,595)	4,449,825
Net increase (decrease) in net assets	(4,462,688)	3,668,243

Net assets:
Beginning of period	6,155,941	2,487,698
End of period	$1,693,253	$6,155,941

Capital share activity:
Shares sold	1,641,734	13,220,617
Shares redeemed	(1,758,559)	(13,130,813)
Net increase (decrease) in shares	(116,825)	89,804

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

INVERSE S&P 500® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$36.25	$31.10	$41.16	$55.29	$72.35	$69.60
Income (loss) from investment operations:
Net investment income (loss)[b]	.54	.05	(.53)	(.48)	.44	.41
Net gain (loss) on investments (realized and unrealized)	(4.83)	5.10 [f]	(9.53)	(13.31)	(16.97)	2.34
Total from investment operations	(4.29)	5.15	(10.06)	(13.79)	(16.53)	2.75
Less distributions from:
Net investment income	—	—	—	(.34)	(.53)	—
Total distributions	—	—	—	(.34)	(.53)	—
Net asset value, end of period	$31.96	$36.25	$31.10	$41.16	$55.29	$72.35

Total Return[c]	(11.83%)	16.56%	(24.44%)	(25.02%)	(22.91%)	3.95%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,693	$6,156	$2,488	$1,407	$1,759	$4,413
Ratios to average net assets:
Net investment income (loss)	3.17%	0.13%	(1.48%)	(0.93%)	0.71%	0.61%
Total expenses[d]	1.85%	1.82%	1.74%	1.88%	1.88%	1.77%
Net expenses[e]	1.77%	1.75%	1.69%	1.83%	1.82%	1.76%
Portfolio turnover rate	—	—	1,675%	1,417%	442%	540%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

NASDAQ-100® FUND

OBJECTIVE: Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The Fund’s current benchmark is the NASDAQ-100® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 7, 1997

Ten Largest Holdings	% of Total Net Assets
Microsoft Corp.	10.2%
Apple, Inc.	10.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	7.7%
Guggenheim Strategy Fund II	7.4%
NVIDIA Corp.	5.5%
Amazon.com, Inc.	5.4%
Tesla, Inc.	3.4%
Meta Platforms, Inc. — Class A	3.3%
Alphabet, Inc. — Class A	2.9%
Alphabet, Inc. — Class C	2.9%
Top Ten Total	58.7%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
NASDAQ-100® Fund	38.59%	31.18%	15.24%	17.13%
NASDAQ-100 Index	39.35%	33.13%	17.66%	19.22%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
NASDAQ-100® FUND

	Shares	Value
COMMON STOCKS† - 79.2%

Technology - 39.8%
Microsoft Corp.	34,383	$11,708,787
Apple, Inc.	58,744	11,394,574
NVIDIA Corp.	14,879	6,294,115
Broadcom, Inc.	2,512	2,178,984
Adobe, Inc.*	2,763	1,351,079
Advanced Micro Devices, Inc.*	9,701	1,105,041
Texas Instruments, Inc.	5,468	984,349
Intel Corp.	25,126	840,214
QUALCOMM, Inc.	6,711	798,877
Intuit, Inc.	1,687	772,967
Applied Materials, Inc.	5,059	731,228
Analog Devices, Inc.	3,021	588,521
Lam Research Corp.	809	520,074
Micron Technology, Inc.	6,593	416,084
KLA Corp.	826	400,627
Synopsys, Inc.*	917	399,271
Activision Blizzard, Inc.*	4,736	399,245
Cadence Design Systems, Inc.*	1,643	385,316
ASML Holding N.V. — Class G	529	383,393
Fortinet, Inc.*	4,730	357,541
NXP Semiconductor N.V.	1,565	320,324
Marvell Technology, Inc.	5,181	309,720
Microchip Technology, Inc.	3,285	294,303
Workday, Inc. — Class A*	1,241	280,329
Autodesk, Inc.*	1,290	263,947
ON Semiconductor Corp.*	2,602	246,097
Paychex, Inc.	2,172	242,982
GLOBALFOUNDRIES, Inc.*,1	3,300	213,114
Electronic Arts, Inc.	1,643	213,097
Cognizant Technology Solutions Corp. — Class A	3,057	199,561
Crowdstrike Holdings, Inc. — Class A*	1,350	198,274
Datadog, Inc. — Class A*	1,785	175,608
ANSYS, Inc.*	522	172,401
Atlassian Corp. — Class A*	915	153,546
Zscaler, Inc.*	874	127,866
Zoom Video Communications, Inc. — Class A*	1,511	102,567
Total Technology		45,524,023

Communications - 21.0%
Amazon.com, Inc.*	47,644	6,210,872
Meta Platforms, Inc. — Class A*	13,326	3,824,295
Alphabet, Inc. — Class A*	28,118	3,365,725
Alphabet, Inc. — Class C*	27,276	3,299,578
Cisco Systems, Inc.	24,548	1,270,114
Netflix, Inc.*	2,678	1,179,632
Comcast Corp. — Class A	25,056	1,041,077
T-Mobile US, Inc.*	7,228	1,003,969
Booking Holdings, Inc.*	222	599,473
Palo Alto Networks, Inc.*	1,842	470,649
MercadoLibre, Inc.*	302	357,749
Charter Communications, Inc. — Class A*	907	333,204
Airbnb, Inc. — Class A*	2,484	318,349
PDD Holdings, Inc. ADR*	3,678	254,297
Warner Bros Discovery, Inc.*	14,675	184,024
eBay, Inc.	3,221	143,947
Sirius XM Holdings, Inc.[1]	23,303	105,563
JD.com, Inc. ADR	2,735	93,346
Total Communications		24,055,863

Consumer, Non-cyclical - 8.6%
PepsiCo, Inc.	8,299	1,537,141
Intuitive Surgical, Inc.*	2,111	721,835
Amgen, Inc.	3,219	714,682
Mondelez International, Inc. — Class A	8,204	598,400
Gilead Sciences, Inc.	7,514	579,104
Automatic Data Processing, Inc.	2,489	547,057
Vertex Pharmaceuticals, Inc.*	1,552	546,164
Regeneron Pharmaceuticals, Inc.*	650	467,051
PayPal Holdings, Inc.*	6,721	448,493
Monster Beverage Corp.*	6,305	362,159
Cintas Corp.	613	304,710
Dexcom, Inc.*	2,335	300,071
Moderna, Inc.*	2,296	278,964
Keurig Dr Pepper, Inc.	8,456	264,419
Kraft Heinz Co.	7,393	262,451
AstraZeneca plc ADR	3,566	255,218
IDEXX Laboratories, Inc.*	500	251,115
Biogen, Inc.*	872	248,389
GE HealthCare Technologies, Inc.	2,739	222,517
CoStar Group, Inc.*	2,461	219,029
Seagen, Inc.*	1,130	217,480
Verisk Analytics, Inc. — Class A	872	197,098
Illumina, Inc.*	952	178,491
Align Technology, Inc.*	461	163,028
Total Consumer, Non-cyclical		9,885,066

Consumer, Cyclical - 7.3%
Tesla, Inc.*	14,718	3,852,731
Costco Wholesale Corp.	2,672	1,438,552
Starbucks Corp.	6,906	684,108
O’Reilly Automotive, Inc.*	367	350,595
Marriott International, Inc. — Class A	1,836	337,255
Lululemon Athletica, Inc.*	736	278,576
PACCAR, Inc.	3,148	263,330
Copart, Inc.*	2,876	262,320
Ross Stores, Inc.	2,061	231,100
Fastenal Co.	3,440	202,925
Dollar Tree, Inc.*	1,328	190,568
Walgreens Boots Alliance, Inc.	5,198	148,091
Lucid Group, Inc.*,1	11,050	76,135
Total Consumer, Cyclical		8,316,286

Industrial - 1.3%
Honeywell International, Inc.	4,010	832,075
CSX Corp.	12,247	417,622
Old Dominion Freight Line, Inc.	661	244,405
Total Industrial		1,494,102

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
NASDAQ-100® FUND

	Shares	Value
Utilities - 0.8%
American Electric Power Company, Inc.	3,101	$261,104
Exelon Corp.	5,991	244,073
Xcel Energy, Inc.	3,315	206,094
Constellation Energy Corp.	1,954	178,889
Total Utilities		890,160

Energy - 0.4%
Baker Hughes Co.	6,099	192,789
Diamondback Energy, Inc.	1,091	143,314
Enphase Energy, Inc.*	826	138,339
Total Energy		474,442

Total Common Stocks
(Cost $54,424,078)		90,639,942

MUTUAL FUNDS† - 15.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	909,569	8,850,102
Guggenheim Strategy Fund II2	347,696	8,421,203
Total Mutual Funds
(Cost $17,605,876)		17,271,305

	Face Amount
U.S. TREASURY BILLS†† - 0.9%
U.S. Treasury Bills
5.00% due 08/03/23[3,6]	$650,000	647,138
5.11% due 07/18/23[3,4]	307,000	306,357
5.05% due 08/03/23[3,6]	100,000	99,560
Total U.S. Treasury Bills
(Cost $1,052,804)		1,053,055

REPURCHASE AGREEMENTS††,5 - 4.2%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23[6]	2,602,473	2,602,473
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23[6]	1,144,957	1,144,957
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23[6]	1,040,870	1,040,870
Total Repurchase Agreements
(Cost $4,788,300)		4,788,300

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class X, 5.01%[8]	188,626	188,626
Total Securities Lending Collateral
(Cost $188,626)		188,626

Total Investments - 99.6%
(Cost $78,059,684)		$113,941,228
Other Assets & Liabilities, net - 0.4%		414,186
Total Net Assets - 100.0%		$114,355,414

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	8	Sep 2023	$2,453,000	$94,960

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	Pay	5.56% (SOFR + 0.50%)	At Maturity	09/20/23	655	$9,939,664	$320,987
Goldman Sachs International	NASDAQ-100 Index	Pay	5.57% (Federal Funds Rate + 0.50%)	At Maturity	09/21/23	668	10,136,991	152,832
BNP Paribas	NASDAQ-100 Index	Pay	5.72% (Federal Funds Rate + 0.65%)	At Maturity	09/21/23	78	1,189,109	18,285
							$21,265,764	$492,104

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
NASDAQ-100® FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 7.
[2]	Affiliated issuer.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2023.
[5]	Repurchase Agreements — See Note 6.
[6]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2023.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of June 30, 2023.
ADR — American Depositary Receipt
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$90,639,942	$—	$—	$90,639,942
Mutual Funds	17,271,305	—	—	17,271,305
U.S. Treasury Bills	—	1,053,055	—	1,053,055
Repurchase Agreements	—	4,788,300	—	4,788,300
Securities Lending Collateral	188,626	—	—	188,626
Equity Futures Contracts**	94,960	—	—	94,960
Equity Index Swap Agreements**	—	492,104	—	492,104
Total Assets	$108,194,833	$6,333,459	$—	$114,528,292

**	This derivative is reported as unrealized appreciation/depreciation at period end.

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
NASDAQ-100® FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$10,341,915	$—	$(2,000,001)	$(56,673)	$135,962	$8,421,203	347,696	$247,495
Guggenheim Ultra Short Duration Fund — Institutional Class	11,246,136	—	(2,500,000)	(57,588)	161,554	8,850,102	909,569	264,842
	$21,588,051	$—	$(4,500,001)	$(114,261)	$297,516	$17,271,305		$512,337

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

NASDAQ-100® FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments in unaffiliated issuers, at value - including $186,215 of securities loaned (cost $55,665,508)	$91,881,623
Investments in affiliated issuers, at value (cost $17,605,876)	17,271,305
Repurchase agreements, at value (cost $4,788,300)	4,788,300
Segregated cash with broker	49,462
Unrealized appreciation on OTC swap agreements	492,104
Receivables:
Fund shares sold	269,277
Dividends	92,422
Variation margin on futures contracts	36,960
Securities lending income	1,149
Interest	672
Other assets	64
Total assets	114,883,338

Liabilities:
Payable for:
Return of securities lending collateral	188,626
Professional fees	86,280
Management fees	65,777
Printing fees	40,081
Transfer agent fees	37,386
Fund shares redeemed	28,543
Investor service fees	22,546
Portfolio accounting and administration fees	13,979
Swap settlement	9,698
Trustees’ fees*	1,123
Miscellaneous	33,885
Total liabilities	527,924
Net assets	$114,355,414

Net assets consist of:
Paid in capital	$85,295,401
Total distributable earnings (loss)	29,060,013
Net assets	$114,355,414
Capital shares outstanding	1,782,787
Net asset value per share	$64.14

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $497)	$273,755
Dividends from securities of affiliated issuers	512,337
Interest	153,776
Income from securities lending, net	6,193
Total investment income	946,061

Expenses:
Management fees	332,958
Investor service fees	110,986
Transfer agent fees	120,462
Professional fees	80,598
Portfolio accounting and administration fees	68,810
Interest expense	21,959
Trustees’ fees*	6,797
Custodian fees	6,293
Line of credit fees	54
Miscellaneous	43,045
Total expenses	791,962
Less:
Expenses waived by Adviser	(12,942)
Net expenses	779,020
Net investment income	167,041

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(383,910)
Investments in affiliated issuers	(114,261)
Swap agreements	3,937,766
Futures contracts	2,352,709
Net realized gain	5,792,304
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	20,798,973
Investments in affiliated issuers	297,516
Swap agreements	1,405,201
Futures contracts	857,826
Net change in unrealized appreciation (depreciation)	23,359,516
Net realized and unrealized gain	29,151,820
Net increase in net assets resulting from operations	$29,318,861

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$167,041	$(270,589)
Net realized gain (loss) on investments	5,792,304	(10,289,162)
Net change in unrealized appreciation (depreciation) on investments	23,359,516	(35,956,099)
Net increase (decrease) in net assets resulting from operations	29,318,861	(46,515,850)

Distributions to shareholders	—	(2,858,771)

Capital share transactions:
Proceeds from sale of shares	109,276,028	205,400,530
Distributions reinvested	—	2,858,771
Cost of shares redeemed	(89,199,178)	(233,329,698)
Net increase (decrease) from capital share transactions	20,076,850	(25,070,397)
Net increase (decrease) in net assets	49,395,711	(74,445,018)

Net assets:
Beginning of period	64,959,703	139,404,721
End of period	$114,355,414	$64,959,703

Capital share activity:
Shares sold	2,075,275	3,593,298
Shares issued from reinvestment of distributions	—	54,113
Shares redeemed	(1,696,082)	(4,156,462)
Net increase (decrease) in shares	379,193	(509,051)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

NASDAQ-100® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$46.28	$72.89	$62.81	$48.86	$36.56	$38.70
Income (loss) from investment operations:
Net investment income (loss)[b]	.10	(.17)	(.56)	(.31)	.18	.04
Net gain (loss) on investments (realized and unrealized)	17.76	(24.48)	16.09	21.04	13.20	(.49)
Total from investment operations	17.86	(24.65)	15.53	20.73	13.38	(.45)
Less distributions from:
Net investment income	—	—	—	(.17)	(.05)	—
Net realized gains	—	(1.96)	(5.45)	(6.61)	(1.03)	(1.69)
Total distributions	—	(1.96)	(5.45)	(6.78)	(1.08)	(1.69)
Net asset value, end of period	$64.14	$46.28	$72.89	$62.81	$48.86	$36.56

Total Return[c]	38.59%	(34.14%)	25.54%	44.96%	36.86%	(1.81%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$114,355	$64,960	$139,405	$112,787	$86,623	$60,616
Ratios to average net assets:
Net investment income (loss)	0.38%	(0.30%)	(0.83%)	(0.58%)	0.41%	0.11%
Total expenses[d]	1.78%	1.71%	1.63%	1.76%	1.76%	1.66%
Net expenses[e]	1.75%	1.68%	1.61%	1.72%	1.70%	1.66%
Portfolio turnover rate	41%	168%	57%	142%	61%	80%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

INVERSE NASDAQ-100® STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 21, 2001

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings	% of Total Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	19.4%
Guggenheim Strategy Fund II	18.7%
Total	38.1%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Inverse NASDAQ-100® Strategy Fund	(26.75%)	(25.22%)	(18.59%)	(18.95%)
NASDAQ-100 Index	39.35%	33.13%	17.66%	19.22%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
INVERSE NASDAQ-100® STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 38.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	22,830	$222,133
Guggenheim Strategy Fund II1	8,815	213,504
Total Mutual Funds
(Cost $444,567)		435,637

	Face Amount
FEDERAL AGENCY NOTES†† - 26.2%
Fannie Mae
0.25% due 07/10/23	$300,000	299,705
Total Federal Agency Notes
(Cost $299,634)		299,705

U.S. TREASURY BILLS†† - 4.4%
U.S. Treasury Bills
5.00% due 08/03/23[2,3]	50,000	49,780
Total U.S. Treasury Bills
(Cost $49,771)		49,780

REPURCHASE AGREEMENTS††,4 - 28.1%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23[2]	174,116	174,116
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23[2]	76,602	76,602
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23[2]	69,639	69,639
Total Repurchase Agreements
(Cost $320,357)		320,357

Total Investments - 96.8%
(Cost $1,114,329)		$1,105,479
Other Assets & Liabilities, net - 3.2%		36,193
Total Net Assets - 100.0%		$1,141,672

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	NASDAQ-100 Index	Receive	5.37% (Federal Funds Rate + 0.30%)	At Maturity	09/21/23	27	$410,827	$(5,549)
BNP Paribas	NASDAQ-100 Index	Receive	5.32% (Federal Funds Rate + 0.25%)	At Maturity	09/21/23	28	429,144	(6,592)
Barclays Bank plc	NASDAQ-100 Index	Receive	5.41% (SOFR + 0.35%)	At Maturity	09/20/23	20	310,853	(10,034)
							$1,150,824	$(22,175)

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
INVERSE NASDAQ-100® STRATEGY FUND

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2023.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$435,637	$—	$—	$435,637
Federal Agency Notes	—	299,705	—	299,705
U.S. Treasury Bills	—	49,780	—	49,780
Repurchase Agreements	—	320,357	—	320,357
Total Assets	$435,637	$669,842	$—	$1,105,479

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$22,175	$—	$22,175

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
INVERSE NASDAQ-100® STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$261,546	$—	$(50,000)	$(1,342)	$3,300	$213,504	8,815	$6,834
Guggenheim Ultra Short Duration Fund — Institutional Class	220,078	—	—	—	2,055	222,133	22,830	5,655
	$481,624	$—	$(50,000)	$(1,342)	$5,355	$435,637		$12,489

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments in unaffiliated issuers, at value (cost $349,405)	$349,485
Investments in affiliated issuers, at value (cost $444,567)	435,637
Repurchase agreements, at value (cost $320,357)	320,357
Receivables:
Fund shares sold	66,866
Dividends	2,218
Swap settlement	468
Interest	401
Total assets	1,175,432

Liabilities:
Unrealized depreciation on OTC swap agreements	22,175
Payable for:
Management fees	2,657
Transfer agent fees	1,106
Investor service fees	751
Portfolio accounting and administration fees	315
Trustees’ fees*	52
Fund shares redeemed	17
Miscellaneous	6,687
Total liabilities	33,760
Net assets	$1,141,672

Net assets consist of:
Paid in capital	$10,650,077
Total distributable earnings (loss)	(9,508,405)
Net assets	$1,141,672
Capital shares outstanding	61,327
Net asset value per share	$18.62

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends from securities of affiliated issuers	$12,489
Interest	87,038
Total investment income	99,527

Expenses:
Management fees	18,020
Investor service fees	5,006
Transfer agent fees	5,719
Portfolio accounting and administration fees	3,103
Interest expense	491
Trustees’ fees*	452
Custodian fees	294
Professional fees	193
Miscellaneous	4,735
Total expenses	38,013
Less:
Expenses reimbursed by Adviser	(1,001)
Expenses waived by Adviser	(275)
Total waived/reimbursed expenses	(1,276)
Net expenses	36,737
Net investment income	62,790

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	73
Investments in affiliated issuers	(1,342)
Swap agreements	(1,362,052)
Net realized loss	(1,363,321)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(313)
Investments in affiliated issuers	5,355
Swap agreements	(289,073)
Net change in unrealized appreciation (depreciation)	(284,031)
Net realized and unrealized loss	(1,647,352)
Net decrease in net assets resulting from operations	$(1,584,562)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$62,790	$9,114
Net realized gain (loss) on investments	(1,363,321)	49,541
Net change in unrealized appreciation (depreciation) on investments	(284,031)	256,268
Net increase (decrease) in net assets resulting from operations	(1,584,562)	314,923

Capital share transactions:
Proceeds from sale of shares	13,671,554	106,230,169
Cost of shares redeemed	(19,644,133)	(99,499,765)
Net increase (decrease) from capital share transactions	(5,972,579)	6,730,404
Net increase (decrease) in net assets	(7,557,141)	7,045,327

Net assets:
Beginning of period	8,698,813	1,653,486
End of period	$1,141,672	$8,698,813

Capital share activity:
Shares sold	616,766	4,706,278
Shares redeemed	(897,673)	(4,451,724)
Net increase (decrease) in shares	(280,907)	254,554

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$25.42	$18.86	$25.30	$41.21	$57.64	$59.28
Income (loss) from investment operations:
Net investment income (loss)[b]	.35	.03	(.27)	(.33)	.34	.32
Net gain (loss) on investments (realized and unrealized)	(7.15)	6.53	(6.17)	(15.28)	(16.47)	(1.96)[f]
Total from investment operations	(6.80)	6.56	(6.44)	(15.61)	(16.13)	(1.64)
Less distributions from:
Net investment income	—	—	—	(.30)	(.30)	—
Total distributions	—	—	—	(.30)	(.30)	—
Net asset value, end of period	$18.62	$25.42	$18.86	$25.30	$41.21	$57.64

Total Return[c]	(26.75%)	34.78%	(25.45%)	(38.00%)	(28.01%)	(2.77%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,142	$8,699	$1,653	$464	$592	$7,815
Ratios to average net assets:
Net investment income (loss)	3.14%	0.12%	(1.23%)	(0.93%)	0.70%	0.58%
Total expenses[d]	1.90%	1.94%	1.78%	1.92%	1.92%	1.83%
Net expenses[e]	1.83%	1.88%	1.71%	1.87%	1.84%	1.83%
Portfolio turnover rate	—	63%	430%	681%	418%	136%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net gain on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

S&P 500® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 1, 2001

Ten Largest Holdings	% of Total Net Assets
Apple, Inc.	6.1%
Microsoft Corp.	5.3%
Amazon.com, Inc.	2.5%
NVIDIA Corp.	2.2%
Alphabet, Inc. — Class A	1.5%
Tesla, Inc.	1.5%
Meta Platforms, Inc. — Class A	1.3%
Alphabet, Inc. — Class C	1.3%
Berkshire Hathaway, Inc. — Class B	1.3%
UnitedHealth Group, Inc.	1.0%
Top Ten Total	24.0%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
S&P 500® 2x Strategy Fund	30.33%	29.18%	14.70%	18.98%
S&P 500 Index	16.89%	19.59%	12.31%	12.86%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
S&P 500® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 78.4%

Technology - 21.4%
Apple, Inc.	9,119	$1,768,812
Microsoft Corp.	4,586	1,561,716
NVIDIA Corp.	1,525	645,106
Broadcom, Inc.	257	222,930
Adobe, Inc.*	283	138,384
Salesforce, Inc.*	604	127,601
Accenture plc — Class A	389	120,038
Advanced Micro Devices, Inc.*	994	113,227
Oracle Corp.	949	113,016
Texas Instruments, Inc.	560	100,811
Intel Corp.	2,572	86,008
QUALCOMM, Inc.	687	81,780
Intuit, Inc.	173	79,267
Applied Materials, Inc.	521	75,305
International Business Machines Corp.	560	74,934
ServiceNow, Inc.*	126	70,808
Analog Devices, Inc.	312	60,781
Lam Research Corp.	83	53,357
Fiserv, Inc.*	381	48,063
Micron Technology, Inc.	676	42,662
KLA Corp.	85	41,227
Synopsys, Inc.*	94	40,929
Cadence Design Systems, Inc.*	168	39,399
Activision Blizzard, Inc.*	442	37,261
NXP Semiconductor N.V.	160	32,749
Roper Technologies, Inc.	66	31,733
Fortinet, Inc.*	403	30,463
Microchip Technology, Inc.	338	30,281
Autodesk, Inc.*	133	27,213
ON Semiconductor Corp.*	266	25,158
MSCI, Inc. — Class A	50	23,465
Paychex, Inc.	198	22,150
Electronic Arts, Inc.	161	20,882
Cognizant Technology Solutions Corp. — Class A	313	20,433
Fidelity National Information Services, Inc.	365	19,965
ANSYS, Inc.*	54	17,835
HP, Inc.	535	16,430
Monolithic Power Systems, Inc.	28	15,126
Take-Two Interactive Software, Inc.*	99	14,569
Hewlett Packard Enterprise Co.	799	13,423
Fair Isaac Corp.*	16	12,947
Broadridge Financial Solutions, Inc.	73	12,091
Skyworks Solutions, Inc.	98	10,848
Tyler Technologies, Inc.*	26	10,828
Teradyne, Inc.	96	10,688
NetApp, Inc.	132	10,085
Paycom Software, Inc.	30	9,637
Zebra Technologies Corp. — Class A*	32	9,467
PTC, Inc.*	66	9,392
Akamai Technologies, Inc.*	94	8,448
EPAM Systems, Inc.*	36	8,091
Jack Henry & Associates, Inc.	45	7,530
Leidos Holdings, Inc.	85	7,521
Western Digital Corp.*	197	7,472
Seagate Technology Holdings plc	119	7,362
Ceridian HCM Holding, Inc.*	96	6,429
Qorvo, Inc.*	62	6,326
DXC Technology Co.*	141	3,767
Total Technology		6,264,226

Consumer, Non-cyclical - 15.8%
UnitedHealth Group, Inc.	575	276,368
Johnson & Johnson	1,603	265,329
Eli Lilly & Co.	487	228,393
Procter & Gamble Co.	1,454	220,630
Merck & Company, Inc.	1,565	180,585
PepsiCo, Inc.	850	157,437
AbbVie, Inc.	1,089	146,721
Coca-Cola Co.	2,401	144,588
Pfizer, Inc.	3,481	127,683
Thermo Fisher Scientific, Inc.	239	124,698
Abbott Laboratories	1,072	116,869
Danaher Corp.	410	98,400
Philip Morris International, Inc.	957	93,422
Bristol-Myers Squibb Co.	1,296	82,879
S&P Global, Inc.	203	81,381
Intuitive Surgical, Inc.*	216	73,859
Amgen, Inc.	330	73,267
Medtronic plc	820	72,242
Elevance Health, Inc.	146	64,866
Stryker Corp.	209	63,764
Mondelez International, Inc. — Class A	840	61,270
Gilead Sciences, Inc.	769	59,267
Automatic Data Processing, Inc.	255	56,046
Vertex Pharmaceuticals, Inc.*	159	55,954
CVS Health Corp.	791	54,682
Cigna Group	182	51,069
Altria Group, Inc.	1,101	49,875
Zoetis, Inc.	285	49,080
Regeneron Pharmaceuticals, Inc.*	67	48,142
Boston Scientific Corp.*	887	47,978
Becton Dickinson and Co.	175	46,202
PayPal Holdings, Inc.*	688	45,910
Colgate-Palmolive Co.	513	39,522
HCA Healthcare, Inc.	127	38,542
McKesson Corp.	84	35,894
Edwards Lifesciences Corp.*	375	35,374
Humana, Inc.	78	34,876
Moody’s Corp.	97	33,729
Dexcom, Inc.*	239	30,714
Kimberly-Clark Corp.	208	28,716
Estee Lauder Companies, Inc. — Class A	143	28,082
General Mills, Inc.	362	27,765
Monster Beverage Corp.*	472	27,112
Cintas Corp.	53	26,345
IQVIA Holdings, Inc.*	115	25,849
Biogen, Inc.*	90	25,636
IDEXX Laboratories, Inc.*	51	25,614
Archer-Daniels-Midland Co.	336	25,388
Corteva, Inc.	438	25,097

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
S&P 500® 2x STRATEGY FUND

	Shares	Value
Moderna, Inc.*	203	$24,664
Constellation Brands, Inc. — Class A	100	24,613
Sysco Corp.	312	23,150
Centene Corp.*	339	22,866
Hershey Co.	91	22,723
CoStar Group, Inc.*	252	22,428
Verisk Analytics, Inc. — Class A	89	20,117
ResMed, Inc.	91	19,883
GE HealthCare Technologies, Inc.	241	19,579
AmerisourceBergen Corp. — Class A	100	19,243
United Rentals, Inc.	43	19,151
Kroger Co.	403	18,941
Zimmer Biomet Holdings, Inc.	129	18,782
Illumina, Inc.*	97	18,187
Equifax, Inc.	76	17,883
Quanta Services, Inc.	90	17,680
West Pharmaceutical Services, Inc.	46	17,594
Gartner, Inc.*	50	17,515
Kraft Heinz Co.	493	17,501
Keurig Dr Pepper, Inc.	520	16,260
Global Payments, Inc.	162	15,960
Align Technology, Inc.*	44	15,560
Church & Dwight Company, Inc.	151	15,135
Cardinal Health, Inc.	157	14,848
Baxter International, Inc.	312	14,215
STERIS plc	61	13,724
McCormick & Company, Inc.	155	13,521
Laboratory Corporation of America Holdings	55	13,273
Insulet Corp.*	43	12,399
Hologic, Inc.*	152	12,307
Clorox Co.	77	12,246
Cooper Companies, Inc.	31	11,886
FleetCor Technologies, Inc.*	46	11,550
Molina Healthcare, Inc.*	36	10,845
Kellogg Co.	159	10,717
Lamb Weston Holdings, Inc.	90	10,346
Conagra Brands, Inc.	295	9,947
J M Smucker Co.	66	9,746
Quest Diagnostics, Inc.	69	9,699
Waters Corp.*	36	9,595
Revvity, Inc.	77	9,147
Tyson Foods, Inc. — Class A	176	8,983
Bunge Ltd.	93	8,775
Avery Dennison Corp.	50	8,590
Bio-Techne Corp.	97	7,918
Molson Coors Beverage Co. — Class B	116	7,638
Brown-Forman Corp. — Class B	114	7,613
Viatris, Inc.	739	7,375
Hormel Foods Corp.	179	7,199
Incyte Corp.*	114	7,096
Teleflex, Inc.	29	7,019
Charles River Laboratories International, Inc.*	32	6,728
Henry Schein, Inc.*	82	6,650
Universal Health Services, Inc. — Class B	39	6,153
Rollins, Inc.	143	6,125
MarketAxess Holdings, Inc.	23	6,013
Campbell Soup Co.	124	5,668
Dentsply Sirona, Inc.	131	5,243
Robert Half International, Inc.	67	5,040
Bio-Rad Laboratories, Inc. — Class A*	13	4,929
Catalent, Inc.*	112	4,856
DaVita, Inc.*	35	3,516
Organon & Co.	158	3,288
Total Consumer, Non-cyclical		4,630,952

Financial - 10.6%
Berkshire Hathaway, Inc. — Class B*	1,100	375,100
JPMorgan Chase & Co.	1,802	262,083
Visa, Inc. — Class A	998	237,005
Mastercard, Inc. — Class A	516	202,943
Bank of America Corp.	4,277	122,707
Wells Fargo & Co.	2,314	98,762
Prologis, Inc. REIT	569	69,776
Morgan Stanley	803	68,576
Goldman Sachs Group, Inc.	206	66,443
American Express Co.	367	63,931
BlackRock, Inc. — Class A	92	63,585
Marsh & McLennan Companies, Inc.	305	57,364
American Tower Corp. — Class A REIT	287	55,661
Citigroup, Inc.	1,201	55,294
Charles Schwab Corp.	917	51,975
Chubb Ltd.	256	49,295
Progressive Corp.	361	47,786
Equinix, Inc. REIT	58	45,468
Aon plc — Class A	126	43,495
CME Group, Inc. — Class A	222	41,134
Intercontinental Exchange, Inc.	346	39,126
PNC Financial Services Group, Inc.	246	30,984
Crown Castle, Inc. REIT	268	30,536
Arthur J Gallagher & Co.	132	28,983
Public Storage REIT	98	28,604
U.S. Bancorp	860	28,415
American International Group, Inc.	447	25,720
Capital One Financial Corp.	235	25,702
Truist Financial Corp.	821	24,917
Travelers Companies, Inc.	143	24,833
Welltower, Inc. REIT	307	24,833
Realty Income Corp. REIT	415	24,813
Aflac, Inc.	339	23,662
Simon Property Group, Inc. REIT	202	23,327
MetLife, Inc.	397	22,442
Ameriprise Financial, Inc.	64	21,258
Digital Realty Trust, Inc. REIT	180	20,497
Prudential Financial, Inc.	225	19,850
Bank of New York Mellon Corp.	443	19,722
VICI Properties, Inc. REIT	619	19,455
Discover Financial Services	157	18,345
Allstate Corp.	163	17,774
Arch Capital Group Ltd.*	230	17,216
AvalonBay Communities, Inc. REIT	88	16,656
Willis Towers Watson plc	67	15,779

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
S&P 500® 2x STRATEGY FUND

	Shares	Value
CBRE Group, Inc. — Class A*	193	$15,577
SBA Communications Corp. REIT	67	15,528
T. Rowe Price Group, Inc.	138	15,459
Weyerhaeuser Co. REIT	452	15,147
State Street Corp.	206	15,075
Equity Residential REIT	211	13,920
Hartford Financial Services Group, Inc.	191	13,756
M&T Bank Corp.	103	12,747
Extra Space Storage, Inc. REIT	84	12,503
Invitation Homes, Inc. REIT	358	12,315
Raymond James Financial, Inc.	118	12,245
Ventas, Inc. REIT	248	11,723
Mid-America Apartment Communities, Inc. REIT	73	11,086
Alexandria Real Estate Equities, Inc. REIT	97	11,009
Fifth Third Bancorp	420	11,008
Principal Financial Group, Inc.	140	10,618
Nasdaq, Inc.	209	10,419
Regions Financial Corp.	579	10,318
Iron Mountain, Inc. REIT	180	10,228
Brown & Brown, Inc.	145	9,982
Huntington Bancshares, Inc.	890	9,594
Cincinnati Financial Corp.	98	9,537
Northern Trust Corp.	128	9,490
Essex Property Trust, Inc. REIT	40	9,372
Cboe Global Markets, Inc.	66	9,109
Synchrony Financial	265	8,989
Everest Re Group Ltd.	26	8,888
UDR, Inc. REIT	191	8,205
Citizens Financial Group, Inc.	299	7,798
Kimco Realty Corp. REIT	382	7,533
Host Hotels & Resorts, Inc. REIT	439	7,388
W R Berkley Corp.	124	7,385
Camden Property Trust REIT	66	7,185
Loews Corp.	117	6,947
Healthpeak Properties, Inc. REIT	338	6,794
Globe Life, Inc.	56	6,139
Regency Centers Corp. REIT	95	5,868
KeyCorp	577	5,332
Boston Properties, Inc. REIT	88	5,068
Invesco Ltd.	283	4,757
Franklin Resources, Inc.	176	4,701
Federal Realty Investment Trust REIT	45	4,355
Assurant, Inc.	33	4,149
Comerica, Inc.	82	3,474
Lincoln National Corp.	96	2,473
Zions Bancorp North America[1]	91	2,444
Total Financial		3,095,469

Communications - 10.1%
Amazon.com, Inc.*	5,506	717,762
Alphabet, Inc. — Class A*	3,665	438,701
Meta Platforms, Inc. — Class A*	1,365	391,728
Alphabet, Inc. — Class C*	3,152	381,297
Cisco Systems, Inc.	2,527	130,747
Netflix, Inc.*	275	121,135
Comcast Corp. — Class A	2,566	106,617
Walt Disney Co.*	1,127	100,618
Verizon Communications, Inc.	2,593	96,434
AT&T, Inc.	4,410	70,339
Booking Holdings, Inc.*	24	64,808
T-Mobile US, Inc.*	355	49,310
Palo Alto Networks, Inc.*	187	47,780
Motorola Solutions, Inc.	103	30,208
Arista Networks, Inc.*	155	25,119
Charter Communications, Inc. — Class A*	64	23,512
Warner Bros Discovery, Inc.*	1,367	17,142
Corning, Inc.	473	16,574
CDW Corp.	83	15,231
eBay, Inc.	330	14,748
VeriSign, Inc.*	57	12,880
Omnicom Group, Inc.	123	11,703
Expedia Group, Inc.*	88	9,626
FactSet Research Systems, Inc.	24	9,616
Interpublic Group of Companies, Inc.	238	9,182
Match Group, Inc.*	172	7,198
Gen Digital, Inc.	351	6,511
Etsy, Inc.*	76	6,430
Juniper Networks, Inc.	198	6,203
Fox Corp. — Class A	166	5,644
F5, Inc.*	37	5,412
Paramount Global — Class B	313	4,980
News Corp. — Class A	235	4,582
Fox Corp. — Class B	84	2,679
News Corp. — Class B	73	1,440
Total Communications		2,963,896

Consumer, Cyclical - 7.4%
Tesla, Inc.*	1,662	435,062
Home Depot, Inc.	625	194,150
Costco Wholesale Corp.	274	147,516
Walmart, Inc.	866	136,118
McDonald’s Corp.	450	134,285
NIKE, Inc. — Class B	760	83,881
Lowe’s Companies, Inc.	368	83,058
Starbucks Corp.	707	70,035
TJX Companies, Inc.	710	60,201
Target Corp.	286	37,723
Ford Motor Co.	2,424	36,675
Chipotle Mexican Grill, Inc. — Class A*	17	36,363
O’Reilly Automotive, Inc.*	38	36,301
General Motors Co.	857	33,046
Marriott International, Inc. — Class A	159	29,207
AutoZone, Inc.*	11	27,427
PACCAR, Inc.	322	26,935
Copart, Inc.*	265	24,171
Yum! Brands, Inc.	173	23,969
Ross Stores, Inc.	212	23,772
Hilton Worldwide Holdings, Inc.	163	23,724
DR Horton, Inc.	191	23,243
Dollar General Corp.	135	22,920
WW Grainger, Inc.	28	22,081
Cummins, Inc.	87	21,329
Fastenal Co.	352	20,764

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
S&P 500® 2x STRATEGY FUND

	Shares	Value
Lennar Corp. — Class A	157	$19,673
Delta Air Lines, Inc.	396	18,826
Dollar Tree, Inc.*	128	18,368
Aptiv plc*	167	17,049
Tractor Supply Co.	68	15,035
Genuine Parts Co.	87	14,723
Ulta Beauty, Inc.*	31	14,588
Royal Caribbean Cruises Ltd.*	136	14,109
Southwest Airlines Co.	367	13,289
NVR, Inc.*	2	12,701
Walgreens Boots Alliance, Inc.	442	12,593
Darden Restaurants, Inc.	75	12,531
Las Vegas Sands Corp.*	203	11,774
Carnival Corp.*	620	11,674
United Airlines Holdings, Inc.*	203	11,139
PulteGroup, Inc.	138	10,720
Best Buy Company, Inc.	120	9,834
LKQ Corp.	157	9,148
Pool Corp.	24	8,991
CarMax, Inc.*	98	8,203
MGM Resorts International	186	8,169
Live Nation Entertainment, Inc.*	89	8,109
Domino’s Pizza, Inc.	23	7,751
American Airlines Group, Inc.*	403	7,230
BorgWarner, Inc.	145	7,092
Wynn Resorts Ltd.	65	6,865
Caesars Entertainment, Inc.*	133	6,779
Tapestry, Inc.	143	6,121
Norwegian Cruise Line Holdings Ltd.*	262	5,704
Bath & Body Works, Inc.	141	5,287
Whirlpool Corp.	35	5,208
Hasbro, Inc.	80	5,182
Alaska Air Group, Inc.*	79	4,201
VF Corp.	204	3,894
Ralph Lauren Corp. — Class A	26	3,206
Advance Auto Parts, Inc.	37	2,601
Newell Brands, Inc.	232	2,018
Total Consumer, Cyclical		2,174,341

Industrial - 6.1%
Raytheon Technologies Corp.	902	88,360
Honeywell International, Inc.	411	85,282
United Parcel Service, Inc. — Class B	448	80,304
Caterpillar, Inc.	318	78,244
Union Pacific Corp.	376	76,937
Boeing Co.*	350	73,906
General Electric Co.	672	73,819
Deere & Co.	167	67,667
Lockheed Martin Corp.	139	63,993
Eaton Corporation plc	246	49,471
Illinois Tool Works, Inc.	171	42,777
CSX Corp.	1,254	42,762
Northrop Grumman Corp.	88	40,110
Waste Management, Inc.	229	39,713
FedEx Corp.	143	35,450
3M Co.	340	34,031
Emerson Electric Co.	353	31,908
Norfolk Southern Corp.	140	31,746
Amphenol Corp. — Class A	367	31,177
Parker-Hannifin Corp.	79	30,813
General Dynamics Corp.	139	29,906
Johnson Controls International plc	424	28,891
TransDigm Group, Inc.	32	28,613
TE Connectivity Ltd.	195	27,331
Trane Technologies plc	142	27,159
Carrier Global Corp.	515	25,601
Rockwell Automation, Inc.	71	23,391
L3Harris Technologies, Inc.	118	23,101
AMETEK, Inc.	142	22,987
Otis Worldwide Corp.	255	22,698
Agilent Technologies, Inc.	182	21,885
Old Dominion Freight Line, Inc.	56	20,706
Republic Services, Inc. — Class A	128	19,606
Vulcan Materials Co.	82	18,486
Keysight Technologies, Inc.*	110	18,420
Mettler-Toledo International, Inc.*	14	18,363
Martin Marietta Materials, Inc.	39	18,006
Xylem, Inc.	148	16,668
Ingersoll Rand, Inc.	250	16,340
Fortive Corp.	218	16,300
Dover Corp.	86	12,698
Westinghouse Air Brake Technologies Corp.	111	12,173
Teledyne Technologies, Inc.*	29	11,922
Expeditors International of Washington, Inc.	95	11,507
Howmet Aerospace, Inc.	228	11,300
Ball Corp.	194	11,293
IDEX Corp.	47	10,117
Garmin Ltd.	94	9,803
Snap-on, Inc.	33	9,510
Jacobs Solutions, Inc.	78	9,273
J.B. Hunt Transport Services, Inc.	51	9,233
Amcor plc	908	9,062
Stanley Black & Decker, Inc.	95	8,903
Axon Enterprise, Inc.*	44	8,585
Nordson Corp.	34	8,438
Textron, Inc.	124	8,386
Trimble, Inc.*	153	8,100
Masco Corp.	139	7,976
Packaging Corporation of America	56	7,401
CH Robinson Worldwide, Inc.	72	6,793
Pentair plc	102	6,589
Allegion plc	54	6,481
Generac Holdings, Inc.*	39	5,816
Huntington Ingalls Industries, Inc.	25	5,690
A O Smith Corp.	77	5,604
Westrock Co.	158	4,593
Sealed Air Corp.	89	3,560
Mohawk Industries, Inc.*	33	3,404
Total Industrial		1,777,138

Energy - 3.4%
Exxon Mobil Corp.	2,494	267,481
Chevron Corp.	1,075	169,151

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
S&P 500® 2x STRATEGY FUND

	Shares	Value
ConocoPhillips	747	$77,397
Schlumberger N.V.	879	43,177
EOG Resources, Inc.	361	41,313
Marathon Petroleum Corp.	263	30,666
Pioneer Natural Resources Co.	144	29,834
Phillips 66	283	26,993
Valero Energy Corp.	223	26,158
Occidental Petroleum Corp.	444	26,107
Williams Companies, Inc.	752	24,538
Hess Corp.	171	23,247
Kinder Morgan, Inc.	1,216	20,939
Baker Hughes Co.	624	19,725
Devon Energy Corp.	396	19,143
Halliburton Co.	557	18,375
ONEOK, Inc.	276	17,035
Diamondback Energy, Inc.	112	14,712
Enphase Energy, Inc.*	85	14,236
Coterra Energy, Inc. — Class A	467	11,815
First Solar, Inc.*	61	11,595
Targa Resources Corp.	139	10,578
SolarEdge Technologies, Inc.*	36	9,686
Equities Corp.	224	9,213
Marathon Oil Corp.	382	8,794
APA Corp.	190	6,492
Total Energy		978,400

Utilities - 2.0%
NextEra Energy, Inc.	1,248	92,602
Southern Co.	673	47,278
Duke Energy Corp.	475	42,626
Sempra Energy	194	28,244
Dominion Energy, Inc.	516	26,724
American Electric Power Company, Inc.	317	26,691
Exelon Corp.	614	25,014
Xcel Energy, Inc.	339	21,076
Consolidated Edison, Inc.	214	19,346
Public Service Enterprise Group, Inc.	308	19,284
Constellation Energy Corp.	200	18,310
PG&E Corp.*	997	17,228
WEC Energy Group, Inc.	195	17,207
American Water Works Company, Inc.	120	17,130
Edison International	236	16,390
Eversource Energy	216	15,319
DTE Energy Co.	127	13,973
Ameren Corp.	162	13,231
FirstEnergy Corp.	336	13,064
Entergy Corp.	131	12,755
PPL Corp.	456	12,066
CenterPoint Energy, Inc.	389	11,339
CMS Energy Corp.	180	10,575
Atmos Energy Corp.	89	10,354
AES Corp.	413	8,561
Evergy, Inc.	142	8,296
Alliant Energy Corp.	156	8,187
NiSource, Inc.	256	7,002
Pinnacle West Capital Corp.	70	5,702
NRG Energy, Inc.	142	5,309
Total Utilities		590,883

Basic Materials - 1.6%
Linde plc	302	115,086
Air Products and Chemicals, Inc.	137	41,036
Sherwin-Williams Co.	145	38,500
Freeport-McMoRan, Inc.	885	35,400
Ecolab, Inc.	153	28,564
Nucor Corp.	155	25,417
Dow, Inc.	437	23,275
PPG Industries, Inc.	146	21,652
Newmont Corp.	490	20,904
DuPont de Nemours, Inc.	283	20,217
Albemarle Corp.	73	16,286
LyondellBasell Industries N.V. — Class A	157	14,417
International Flavors & Fragrances, Inc.	158	12,575
Steel Dynamics, Inc.	99	10,784
CF Industries Holdings, Inc.	120	8,330
FMC Corp.	77	8,034
Mosaic Co.	206	7,210
Celanese Corp. — Class A	62	7,180
International Paper Co.	214	6,807
Eastman Chemical Co.	74	6,195
Total Basic Materials		467,869

Total Common Stocks
(Cost $19,105,288)		22,943,174

	Face Amount
U.S. TREASURY BILLS†† - 3.1%
U.S. Treasury Bills
5.11% due 07/18/23[2,3]	$398,000	397,167
5.00% due 08/03/23[3]	200,000	199,119
5.05% due 08/03/23[3]	200,000	199,119
5.01% due 08/03/23[3]	200,000	99,560
Total U.S. Treasury Bills
(Cost $894,721)		894,965

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
S&P 500® 2x STRATEGY FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,4 - 16.7%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23[5]	$2,660,138	$2,660,138
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23[5]	1,170,326	1,170,326
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23[5]	1,063,933	1,063,933
Total Repurchase Agreements
(Cost $4,894,397)		4,894,397

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class X, 5.01%[7]	1,904	1,904
Total Securities Lending Collateral
(Cost $1,904)		1,904

Total Investments - 98.2%
(Cost $24,896,310)		$28,734,440
Other Assets & Liabilities, net - 1.8%		520,443
Total Net Assets - 100.0%		$29,254,883

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	6	Sep 2023	$1,345,950	$41,196

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	Pay	5.57% (Federal Funds Rate + 0.50%)	At Maturity	09/21/23	5,638	$25,090,239	$363,453
Barclays Bank plc	S&P 500 Index	Pay	5.51% (SOFR + 0.45%)	At Maturity	09/20/23	1,232	5,484,077	149,795
BNP Paribas	S&P 500 Index	Pay	5.67% (Federal Funds Rate + 0.60%)	At Maturity	09/21/23	851	3,787,984	61,258
							$34,362,300	$574,506

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 7.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2023.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 6.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2023.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of June 30, 2023.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
S&P 500® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$22,943,174	$—	$—	$22,943,174
U.S. Treasury Bills	—	894,965	—	894,965
Repurchase Agreements	—	4,894,397	—	4,894,397
Securities Lending Collateral	1,904	—	—	1,904
Equity Futures Contracts**	41,196	—	—	41,196
Equity Index Swap Agreements**	—	574,506	—	574,506
Total Assets	$22,986,274	$6,363,868	$—	$29,350,142

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments, at value - including $1,826 of securities loaned (cost $20,001,913)	$23,840,043
Repurchase agreements, at value (cost $4,894,397)	4,894,397
Cash	73
Unrealized appreciation on OTC swap agreements	574,506
Receivables:
Fund shares sold	343,832
Variation margin on futures contracts	28,214
Dividends	14,444
Interest	687
Other assets	61
Total assets	29,696,257

Liabilities:
Segregated cash due to broker	252,000
Payable for:
Fund shares redeemed	77,734
Management fees	18,020
Swap settlement	10,606
Transfer agent fees	8,805
Investor service fees	5,006
Portfolio accounting and administration fees	2,102
Return of securities lending collateral	1,904
Trustees’ fees*	485
Miscellaneous	64,712
Total liabilities	441,374
Net assets	$29,254,883

Net assets consist of:
Paid in capital	$53,673,982
Total distributable earnings (loss)	(24,419,099)
Net assets	$29,254,883
Capital shares outstanding	95,061
Net asset value per share	$307.75

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends (net of foreign withholding tax of $41)	$147,809
Interest	191,332
Income from securities lending, net	35
Total investment income	339,176

Expenses:
Management fees	111,578
Investor service fees	30,994
Transfer agent fees	43,042
Portfolio accounting and administration fees	19,216
Professional fees	11,802
Interest expense	5,381
Trustees’ fees*	4,868
Custodian fees	2,053
Line of credit fees	144
Miscellaneous	5,319
Total expenses	234,397
Less:
Expenses reimbursed by Adviser	(6,199)
Net expenses	228,198
Net investment income	110,978

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(309,229)
Swap agreements	1,441,199
Futures contracts	1,332,051
Net realized gain	2,464,021
Net change in unrealized appreciation (depreciation) on:
Investments	2,523,015
Swap agreements	846,670
Futures contracts	61,571
Net change in unrealized appreciation (depreciation)	3,431,256
Net realized and unrealized gain	5,895,277
Net increase in net assets resulting from operations	$6,006,255

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$110,978	$9,277
Net realized gain (loss) on investments	2,464,021	(28,777,108)
Net change in unrealized appreciation (depreciation) on investments	3,431,256	(1,530,026)
Net increase (decrease) in net assets resulting from operations	6,006,255	(30,297,857)

Distributions to shareholders	—	(3,768,617)

Capital share transactions:
Proceeds from sale of shares	218,337,568	961,517,884
Distributions reinvested	—	3,768,617
Cost of shares redeemed	(211,571,198)	(1,005,586,879)
Net increase (decrease) from capital share transactions	6,766,370	(40,300,378)
Net increase (decrease) in net assets	12,772,625	(74,366,852)

Net assets:
Beginning of period	16,482,258	90,849,110
End of period	$29,254,883	$16,482,258

Capital share activity:
Shares sold	841,686	2,982,448
Shares issued from reinvestment of distributions	—	14,517
Shares redeemed	(816,428)	(3,109,135)
Net increase (decrease) in shares	25,258	(112,170)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$236.13	$499.24	$315.43	$313.21	$192.73	$244.38
Income (loss) from investment operations:
Net investment income (loss)[b]	1.17	.07	(2.79)	(1.21)	1.59	1.48
Net gain (loss) on investments (realized and unrealized)	70.45	(192.13)	186.60	45.29 [e]	118.89	(35.10)
Total from investment operations	71.62	(192.06)	183.81	44.08	120.48	(33.62)
Less distributions from:
Net investment income	—	—	—	(1.68)	—	(.14)
Net realized gains	—	(71.05)	—	(40.18)	—	(17.89)
Total distributions	—	(71.05)	—	(41.86)	—	(18.03)
Net asset value, end of period	$307.75	$236.13	$499.24	$315.43	$313.21	$192.73

Total Return[c]	30.33%	(39.77%)	58.27%	18.10%	62.51%	(15.41%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$29,255	$16,482	$90,849	$36,688	$54,196	$31,177
Ratios to average net assets:
Net investment income (loss)	0.90%	0.02%	(0.68%)	(0.44%)	0.62%	0.60%
Total expenses	1.87%	1.84%	1.75%	1.87%	1.87%	1.77%
Net expenses[d]	1.82%	1.77%	1.71%	1.83%	1.80%	1.77%
Portfolio turnover rate	403%	1,703%	2,834%	2,610%	248%	424%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

Inception Date: October 1, 2001

Ten Largest Holdings	% of Total Net Assets
Microsoft Corp.	10.3%
Apple, Inc.	10.0%
NVIDIA Corp.	5.5%
Amazon.com, Inc.	5.4%
Tesla, Inc.	3.4%
Meta Platforms, Inc. — Class A	3.4%
Alphabet, Inc. — Class A	2.9%
Alphabet, Inc. — Class C	2.9%
Broadcom, Inc.	1.9%
PepsiCo, Inc.	1.3%
Top Ten Total	47.0%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
NASDAQ-100® 2x Strategy Fund	83.60%	55.98%	23.40%	30.94%
NASDAQ-100 Index	39.35%	33.13%	17.66%	19.22%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 79.4%

Technology - 39.9%
Microsoft Corp.	33,498	$11,407,409
Apple, Inc.	57,231	11,101,097
NVIDIA Corp.	14,496	6,132,098
Broadcom, Inc.	2,447	2,122,601
Adobe, Inc.*	2,692	1,316,361
Advanced Micro Devices, Inc.*	9,451	1,076,563
Texas Instruments, Inc.	5,327	958,967
Intel Corp.	24,479	818,578
QUALCOMM, Inc.	6,538	778,283
Intuit, Inc.	1,644	753,264
Applied Materials, Inc.	4,928	712,293
Analog Devices, Inc.	2,943	573,326
Lam Research Corp.	788	506,574
Micron Technology, Inc.	6,423	405,356
KLA Corp.	805	390,441
Activision Blizzard, Inc.*	4,614	388,960
Synopsys, Inc.*	893	388,821
Cadence Design Systems, Inc.*	1,600	375,232
ASML Holding N.V. — Class G	515	373,246
Fortinet, Inc.*	4,608	348,319
NXP Semiconductor N.V.	1,524	311,932
Marvell Technology, Inc.	5,047	301,710
Microchip Technology, Inc.	3,201	286,778
Workday, Inc. — Class A*	1,209	273,101
Autodesk, Inc.*	1,257	257,195
ON Semiconductor Corp.*	2,535	239,760
Paychex, Inc.	2,116	236,717
Electronic Arts, Inc.	1,601	207,650
GLOBALFOUNDRIES, Inc.*	3,215	207,625
Cognizant Technology Solutions Corp. — Class A	2,978	194,404
Crowdstrike Holdings, Inc. — Class A*	1,315	193,134
Datadog, Inc. — Class A*	1,739	171,083
ANSYS, Inc.*	509	168,107
Atlassian Corp. — Class A*	891	149,519
Zscaler, Inc.*	852	124,647
Zoom Video Communications, Inc. — Class A*	1,472	99,919
Total Technology		44,351,070

Communications - 21.1%
Amazon.com, Inc.*	46,417	6,050,920
Meta Platforms, Inc. — Class A*	12,983	3,725,861
Alphabet, Inc. — Class A*	27,394	3,279,062
Alphabet, Inc. — Class C*	26,574	3,214,657
Cisco Systems, Inc.	23,916	1,237,414
Netflix, Inc.*	2,609	1,149,238
Comcast Corp. — Class A	24,411	1,014,277
T-Mobile US, Inc.*	7,042	978,134
Booking Holdings, Inc.*	217	585,972
Palo Alto Networks, Inc.*	1,795	458,640
MercadoLibre, Inc.*	295	349,457
Charter Communications, Inc. — Class A*	884	324,755
Airbnb, Inc. — Class A*	2,420	310,147
PDD Holdings, Inc. ADR*	3,584	247,798
Warner Bros Discovery, Inc.*	14,297	179,284
eBay, Inc.	3,138	140,237
Sirius XM Holdings, Inc.[1]	22,703	102,845
JD.com, Inc. ADR	2,665	90,957
Total Communications		23,439,655

Consumer, Non-cyclical - 8.6%
PepsiCo, Inc.	8,086	1,497,689
Intuitive Surgical, Inc.*	2,056	703,029
Amgen, Inc.	3,136	696,255
Mondelez International, Inc. — Class A	7,993	583,009
Gilead Sciences, Inc.	7,321	564,229
Automatic Data Processing, Inc.	2,425	532,991
Vertex Pharmaceuticals, Inc.*	1,512	532,088
Regeneron Pharmaceuticals, Inc.*	633	454,836
PayPal Holdings, Inc.*	6,548	436,948
Monster Beverage Corp.*	6,143	352,854
Cintas Corp.	597	296,757
Dexcom, Inc.*	2,275	292,361
Moderna, Inc.*	2,237	271,795
Keurig Dr Pepper, Inc.	8,239	257,633
Kraft Heinz Co.	7,203	255,707
AstraZeneca plc ADR	3,474	248,634
IDEXX Laboratories, Inc.*	487	244,586
Biogen, Inc.*	849	241,838
GE HealthCare Technologies, Inc.	2,668	216,748
CoStar Group, Inc.*	2,398	213,422
Seagen, Inc.*	1,100	211,706
Verisk Analytics, Inc. — Class A	850	192,125
Illumina, Inc.*	928	173,991
Align Technology, Inc.*	449	158,784
Total Consumer, Non-cyclical		9,630,015

Consumer, Cyclical - 7.3%
Tesla, Inc.*	14,339	3,753,520
Costco Wholesale Corp.	2,603	1,401,403
Starbucks Corp.	6,728	666,476
O’Reilly Automotive, Inc.*	357	341,042
Marriott International, Inc. — Class A	1,789	328,621
Lululemon Athletica, Inc.*	717	271,385
PACCAR, Inc.	3,067	256,555
Copart, Inc.*	2,802	255,570
Ross Stores, Inc.	2,007	225,045
Fastenal Co.	3,351	197,676
Dollar Tree, Inc.*	1,293	185,545
Walgreens Boots Alliance, Inc.	5,064	144,273
Lucid Group, Inc.*,1	10,765	74,171
Total Consumer, Cyclical		8,101,282

Industrial - 1.3%
Honeywell International, Inc.	3,907	810,703
CSX Corp.	11,932	406,881
Old Dominion Freight Line, Inc.	644	238,119
Total Industrial		1,455,703

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
Utilities - 0.8%
American Electric Power Company, Inc.	3,021	$254,368
Exelon Corp.	5,837	237,800
Xcel Energy, Inc.	3,230	200,809
Constellation Energy Corp.	1,904	174,311
Total Utilities		867,288

Energy - 0.4%
Baker Hughes Co.	5,941	187,795
Diamondback Energy, Inc.	1,063	139,636
Enphase Energy, Inc.*	804	134,654
Total Energy		462,085

Total Common Stocks
(Cost $68,559,645)		88,307,098

	Face Amount
U.S. TREASURY BILLS†† - 3.7%
U.S. Treasury Bills
5.00% due 08/03/23[2,3]	$4,100,000	4,081,946
5.11% due 07/18/23[3,4]	69,000	68,855
5.05% due 08/03/23[2,3]	50,000	49,780
Total U.S. Treasury Bills
(Cost $4,199,808)		4,200,581

REPURCHASE AGREEMENTS††,5 - 10.3%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23[2]	6,197,756	6,197,756
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23[2]	2,726,700	2,726,700
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23[2]	2,478,818	2,478,818
Total Repurchase Agreements
(Cost $11,403,274)		11,403,274

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.1%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[7]	96,999	96,999
Total Securities Lending Collateral
(Cost $96,999)		96,999

Total Investments - 93.5%
(Cost $84,259,726)		$104,007,952
Other Assets & Liabilities, net - 6.5%		7,207,713
Total Net Assets - 100.0%		$111,215,665

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	11	Sep 2023	$3,372,875	$11,563

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	Pay	5.56% (SOFR + 0.50%)	At Maturity	09/20/23	3,578	$54,314,374	$1,332,984
Goldman Sachs International	NASDAQ-100 Index	Pay	5.57% (Federal Funds Rate + 0.50%)	At Maturity	09/21/23	4,540	68,917,130	828,871
BNP Paribas	NASDAQ-100 Index	Pay	5.72% (Federal Funds Rate + 0.65%)	At Maturity	09/21/23	473	7,172,307	110,228
							$130,403,811	$2,272,083

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
NASDAQ-100® 2x STRATEGY FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 7.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2023.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2023.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of June 30, 2023.
ADR — American Depositary Receipt
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$88,307,098	$—	$—	$88,307,098
U.S. Treasury Bills	—	4,200,581	—	4,200,581
Repurchase Agreements	—	11,403,274	—	11,403,274
Securities Lending Collateral	96,999	—	—	96,999
Equity Futures Contracts**	11,563	—	—	11,563
Equity Index Swap Agreements**	—	2,272,083	—	2,272,083
Total Assets	$88,415,660	$17,875,938	$—	$106,291,598

**	This derivative is reported as unrealized appreciation/depreciation at period end.

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments, at value - including $95,118 of securities loaned (cost $72,856,452)	$92,604,678
Repurchase agreements, at value (cost $11,403,274)	11,403,274
Unrealized appreciation on OTC swap agreements	2,272,083
Receivables:
Fund shares sold	18,767,898
Dividends	12,086
Variation margin on futures contracts	4,313
Interest	1,601
Securities lending income	1,051
Other assets	372
Total assets	125,067,356

Liabilities:
Segregated cash due to broker	357,000
Payable for:
Securities purchased	12,992,871
Return of securities lending collateral	96,999
Management fees	75,712
Swap settlement	62,876
Fund shares redeemed	39,586
Transfer agent fees	32,574
Investor service fees	21,031
Portfolio accounting and administration fees	8,833
Trustees’ fees*	856
Miscellaneous	163,353
Total liabilities	13,851,691
Net assets	$111,215,665

Net assets consist of:
Paid in capital	$122,138,894
Total distributable earnings (loss)	(10,923,229)
Net assets	$111,215,665
Capital shares outstanding	999,561
Net asset value per share	$111.26

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends (net of foreign withholding tax of $464)	$263,321
Interest	289,167
Income from securities lending, net	6,013
Total investment income	558,501

Expenses:
Management fees	319,965
Investor service fees	88,879
Transfer agent fees	92,933
Interest expense	92,379
Professional fees	68,209
Portfolio accounting and administration fees	55,104
Custodian fees	5,377
Trustees’ fees*	4,244
Line of credit fees	1,034
Miscellaneous	35,970
Total expenses	764,094
Less:
Expenses reimbursed by Adviser	(17,776)
Net expenses	746,318
Net investment loss	(187,817)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,230,080)
Swap agreements	16,183,551
Futures contracts	1,791,649
Net realized gain	16,745,120
Net change in unrealized appreciation (depreciation) on:
Investments	18,879,285
Swap agreements	3,966,295
Futures contracts	741,967
Net change in unrealized appreciation (depreciation)	23,587,547
Net realized and unrealized gain	40,332,667
Net increase in net assets resulting from operations	$40,144,850

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(187,817)	$(287,664)
Net realized gain (loss) on investments	16,745,120	(36,555,746)
Net change in unrealized appreciation (depreciation) on investments	23,587,547	(39,854,307)
Net increase (decrease) in net assets resulting from operations	40,144,850	(76,697,717)

Distributions to shareholders	—	(10,383,440)

Capital share transactions:
Proceeds from sale of shares	359,229,494	598,677,754
Distributions reinvested	—	10,383,440
Cost of shares redeemed	(320,387,012)	(640,820,556)
Net increase (decrease) from capital share transactions	38,842,482	(31,759,362)
Net increase (decrease) in net assets	78,987,332	(118,840,519)

Net assets:
Beginning of period	32,228,333	151,068,852
End of period	$111,215,665	$32,228,333

Capital share activity:
Shares sold	4,222,445	5,634,677
Shares issued from reinvestment of distributions	—	125,087
Shares redeemed	(3,754,743)	(6,014,789)
Net increase (decrease) in shares	467,702	(255,025)

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$60.60	$191.98	$141.54	$91.34	$50.68	$64.95
Income (loss) from investment operations:
Net investment income (loss)[b]	(.22)	(.49)	(1.74)	(.88)	.22	.14
Net gain (loss) on investments (realized and unrealized)	50.88	(111.42)	73.37	72.46	40.55	(2.70)
Total from investment operations	50.66	(111.91)	71.63	71.58	40.77	(2.56)
Less distributions from:
Net investment income	—	—	—	(.30)	(.11)	—
Net realized gains	—	(19.47)	(21.19)	(21.08)	—	(11.71)
Total distributions	—	(19.47)	(21.19)	(21.38)	(.11)	(11.71)
Net asset value, end of period	$111.26	$60.60	$191.98	$141.54	$91.34	$50.68

Total Return[c]	83.60%	(61.04%)	53.45%	86.87%	80.50%	(9.31%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$111,216	$32,228	$151,069	$131,049	$99,811	$58,680
Ratios to average net assets:
Net investment income (loss)	(0.53%)	(0.47%)	(1.05%)	(0.83%)	0.30%	0.21%
Total expenses[d]	2.15%	1.86%	1.78%	1.91%	1.91%	1.81%
Net expenses[e]	2.10%	1.79%	1.74%	1.87%	1.84%	1.80%
Portfolio turnover rate	371%	860%	392%	663%	346%	220%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

MID-CAP 1.5x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for mid-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 1, 2001

Ten Largest Holdings	% of Total Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	3.8%
Guggenheim Strategy Fund II	1.9%
Hubbell, Inc.	0.6%
Builders FirstSource, Inc.	0.6%
Reliance Steel & Aluminum Co.	0.5%
Graco, Inc.	0.5%
Jabil, Inc.	0.5%
Deckers Outdoor Corp.	0.4%
Lattice Semiconductor Corp.	0.4%
Penumbra, Inc.	0.4%
Top Ten Total	9.6%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Mid-Cap 1.5x Strategy Fund	10.42%	20.61%	6.13%	11.24%
S&P MidCap 400 Index	8.84%	17.61%	7.79%	10.21%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P MidCap 400 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 72.3%

Industrial - 17.6%
Hubbell, Inc.	71	$23,541
Builders FirstSource, Inc.*	169	22,984
Graco, Inc.	222	19,170
Jabil, Inc.	175	18,888
Carlisle Companies, Inc.	67	17,187
Owens Corning	119	15,529
AECOM	183	15,498
Lincoln Electric Holdings, Inc.	76	15,096
Lennox International, Inc.	43	14,021
Toro Co.	137	13,926
Crown Holdings, Inc.	158	13,726
Regal Rexnord Corp.	87	13,389
Cognex Corp.	227	12,717
Fortune Brands Innovations, Inc.	167	12,016
Saia, Inc.*	35	11,984
Knight-Swift Transportation Holdings, Inc.	212	11,779
EMCOR Group, Inc.	63	11,641
Tetra Tech, Inc.	70	11,462
nVent Electric plc	218	11,264
TopBuild Corp.*	42	11,173
Clean Harbors, Inc.*	66	10,852
AGCO Corp.	82	10,776
Arrow Electronics, Inc.*	74	10,599
Middleby Corp.*	70	10,348
ITT, Inc.	109	10,160
Berry Global Group, Inc.	157	10,101
Donaldson Company, Inc.	160	10,002
AptarGroup, Inc.	86	9,964
National Instruments Corp.	173	9,930
Graphic Packaging Holding Co.	405	9,732
Littelfuse, Inc.	33	9,613
Woodward, Inc.	79	9,394
Coherent Corp.*	184	9,380
Trex Company, Inc.*	143	9,375
Advanced Drainage Systems, Inc.	82	9,330
MasTec, Inc.*	79	9,320
Curtiss-Wright Corp.	50	9,183
Landstar System, Inc.	47	9,050
XPO, Inc.*	153	9,027
Chart Industries, Inc.*	55	8,788
Eagle Materials, Inc.	47	8,762
Novanta, Inc.*	47	8,653
BWX Technologies, Inc.	120	8,588
MSA Safety, Inc.	49	8,524
Hexcel Corp.	111	8,438
Universal Display Corp.	57	8,216
Valmont Industries, Inc.	28	8,149
Timken Co.	87	7,963
UFP Industries, Inc.	82	7,958
Simpson Manufacturing Company, Inc.	56	7,756
Sonoco Products Co.	129	7,614
Oshkosh Corp.	86	7,447
Louisiana-Pacific Corp.	95	7,123
Acuity Brands, Inc.	42	6,849
Watts Water Technologies, Inc. — Class A	36	6,614
Vontier Corp.	205	6,603
Flowserve Corp.	173	6,427
Exponent, Inc.	67	6,253
Kirby Corp.*	79	6,079
Avnet, Inc.	120	6,054
GATX Corp.	46	5,922
EnerSys	54	5,860
Crane Co.	64	5,704
Stericycle, Inc.*	122	5,666
MDU Resources Group, Inc.	268	5,612
Fluor Corp.*	189	5,594
Belden, Inc.	56	5,356
Terex Corp.	89	5,325
Ryder System, Inc.	61	5,172
TD SYNNEX Corp.	55	5,170
Silgan Holdings, Inc.	110	5,158
Vishay Intertechnology, Inc.	168	4,939
Esab Corp.	68	4,525
Werner Enterprises, Inc.	78	3,446
Energizer Holdings, Inc.	88	2,955
Knife River Corp.*	67	2,914
Worthington Industries, Inc.	40	2,779
Mercury Systems, Inc.*	77	2,664
Greif, Inc. — Class A	34	2,342
Vicor Corp.*	30	1,620
Total Industrial		730,708

Financial - 14.6%
Life Storage, Inc. REIT	112	14,892
Rexford Industrial Realty, Inc. REIT	265	13,838
CubeSmart REIT	296	13,219
Annaly Capital Management, Inc. REIT	650	13,006
RenaissanceRe Holdings Ltd.	66	12,310
Reinsurance Group of America, Inc. — Class A	88	12,205
Unum Group	244	11,639
Lamar Advertising Co. — Class A REIT	115	11,414
Interactive Brokers Group, Inc. — Class A	136	11,297
American Financial Group, Inc.	92	10,925
Kinsale Capital Group, Inc.	29	10,852
New York Community Bancorp, Inc.	951	10,689
NNN REIT, Inc.	240	10,270
EastGroup Properties, Inc. REIT	58	10,069
East West Bancorp, Inc.	186	9,819
Jones Lang LaSalle, Inc.*	63	9,816
Primerica, Inc.	48	9,492
Omega Healthcare Investors, Inc. REIT	309	9,483
Healthcare Realty Trust, Inc. REIT	502	9,468
Voya Financial, Inc.	129	9,251
First Industrial Realty Trust, Inc. REIT	174	9,159
Cullen/Frost Bankers, Inc.	85	9,140
Old Republic International Corp.	359	9,036
Brixmor Property Group, Inc. REIT	396	8,712
Webster Financial Corp.	230	8,683
STAG Industrial, Inc. REIT	236	8,468
Stifel Financial Corp.	140	8,354

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
Jefferies Financial Group, Inc.	246	$8,160
Agree Realty Corp. REIT	123	8,043
First Horizon Corp.	708	7,979
Starwood Property Trust, Inc. REIT	411	7,973
SEI Investments Co.	133	7,929
First American Financial Corp.	136	7,755
Selective Insurance Group, Inc.	80	7,676
Spirit Realty Capital, Inc. REIT	186	7,325
Medical Properties Trust, Inc. REIT	788	7,297
Commerce Bancshares, Inc.	149	7,256
RLI Corp.	53	7,233
Affiliated Managers Group, Inc.	48	7,195
Apartment Income REIT Corp.	197	7,110
Prosperity Bancshares, Inc.	124	7,004
Essent Group Ltd.	141	6,599
SouthState Corp.	100	6,580
Kite Realty Group Trust REIT	289	6,456
Rayonier, Inc. REIT	195	6,123
MGIC Investment Corp.	377	5,953
Wintrust Financial Corp.	81	5,882
Synovus Financial Corp.	192	5,808
Western Union Co.	493	5,783
Pinnacle Financial Partners, Inc.	101	5,722
Bank OZK	142	5,703
Evercore, Inc. — Class A	46	5,685
Home BancShares, Inc.	248	5,654
Columbia Banking System, Inc.	275	5,577
PotlatchDeltic Corp. REIT	105	5,549
FNB Corp.	476	5,445
Independence Realty Trust, Inc. REIT	295	5,375
Old National Bancorp	385	5,367
Hanover Insurance Group, Inc.	47	5,312
United Bankshares, Inc.	177	5,252
SLM Corp.	319	5,206
First Financial Bankshares, Inc.	171	4,872
Janus Henderson Group plc	175	4,769
Cadence Bank	241	4,733
EPR Properties REIT	99	4,633
Cousins Properties, Inc. REIT	200	4,560
Glacier Bancorp, Inc.	146	4,551
Physicians Realty Trust REIT	314	4,393
Hancock Whitney Corp.	113	4,337
Valley National Bancorp	555	4,301
Kilroy Realty Corp. REIT	139	4,182
Brighthouse Financial, Inc.*	88	4,167
Kemper Corp.	84	4,054
Federated Hermes, Inc. — Class B	112	4,015
Vornado Realty Trust REIT	212	3,846
National Storage Affiliates Trust REIT	108	3,762
Park Hotels & Resorts, Inc. REIT	284	3,641
Sabra Health Care REIT, Inc.	304	3,578
CNO Financial Group, Inc.	151	3,574
Corporate Office Properties Trust REIT	148	3,515
UMB Financial Corp.	57	3,471
Highwoods Properties, Inc. REIT	139	3,323
Texas Capital Bancshares, Inc.*	63	3,244
Associated Banc-Corp.	199	3,230
International Bancshares Corp.	70	3,094
Cathay General Bancorp	96	3,090
Total Financial		605,407

Consumer, Non-cyclical - 11.8%
Penumbra, Inc.*	50	17,203
Shockwave Medical, Inc.*	48	13,700
United Therapeutics Corp.*	62	13,687
Darling Ingredients, Inc.*	210	13,396
US Foods Holding Corp.*	298	13,112
Service Corporation International	199	12,853
Performance Food Group Co.*	206	12,409
Neurocrine Biosciences, Inc.*	129	12,165
Tenet Healthcare Corp.*	134	10,905
Chemed Corp.	20	10,833
Masimo Corp.*	64	10,531
Jazz Pharmaceuticals plc*	84	10,413
WEX, Inc.*	56	10,196
Paylocity Holding Corp.*	54	9,965
GXO Logistics, Inc.*	157	9,863
Bruker Corp.	131	9,683
Acadia Healthcare Company, Inc.*	121	9,636
Repligen Corp.*	68	9,619
Ingredion, Inc.	87	9,218
Encompass Health Corp.	132	8,938
FTI Consulting, Inc.*	45	8,559
Exelixis, Inc.*	429	8,198
Celsius Holdings, Inc.*	54	8,056
Medpace Holdings, Inc.*	33	7,926
Lantheus Holdings, Inc.*	90	7,553
Envista Holdings Corp.*	216	7,309
Euronet Worldwide, Inc.*	62	7,277
HealthEquity, Inc.*	113	7,135
Avis Budget Group, Inc.*	31	7,089
Option Care Health, Inc.*	218	7,083
H&R Block, Inc.	201	6,406
BellRing Brands, Inc.*	175	6,405
Flowers Foods, Inc.	254	6,320
Globus Medical, Inc. — Class A*	105	6,252
Halozyme Therapeutics, Inc.*	173	6,240
Neogen Corp.*	285	6,199
Post Holdings, Inc.*	71	6,152
Perrigo Company plc	178	6,043
Coty, Inc. — Class A*	483	5,936
QuidelOrtho Corp.*	71	5,883
Syneos Health, Inc.*	137	5,773
Haemonetics Corp.*	66	5,619
Insperity, Inc.	47	5,591
ManpowerGroup, Inc.	66	5,240
Lancaster Colony Corp.	26	5,228
Arrowhead Pharmaceuticals, Inc.*	141	5,028
Sprouts Farmers Market, Inc.*	136	4,995
ASGN, Inc.*	65	4,916
ICU Medical, Inc.*	27	4,811
Omnicell, Inc.*	59	4,347
Brink’s Co.	61	4,138

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
Grand Canyon Education, Inc.*	40	$4,128
Enovis Corp.*	63	4,040
Azenta, Inc.*	86	4,014
Progyny, Inc.*	101	3,973
Inari Medical, Inc.*	68	3,954
Amedisys, Inc.*	43	3,932
Integra LifeSciences Holdings Corp.*	94	3,866
Hertz Global Holdings, Inc.*	208	3,825
Patterson Companies, Inc.	115	3,825
Coca-Cola Consolidated, Inc.	6	3,816
Boston Beer Company, Inc. — Class A*	12	3,702
LivaNova plc*	71	3,652
Grocery Outlet Holding Corp.*	118	3,612
Helen of Troy Ltd.*	32	3,457
STAAR Surgical Co.*	64	3,364
R1 RCM, Inc.*	182	3,358
Graham Holdings Co. — Class B	5	2,857
Sotera Health Co.*	130	2,449
Pilgrim’s Pride Corp.*	59	1,268
Total Consumer, Non-cyclical		489,124

Consumer, Cyclical - 11.5%
Deckers Outdoor Corp.*	35	18,468
Watsco, Inc.	44	16,785
Aramark	343	14,766
Five Below, Inc.*	73	14,348
Churchill Downs, Inc.	87	12,108
Casey’s General Stores, Inc.	49	11,950
Lear Corp.	78	11,197
BJ’s Wholesale Club Holdings, Inc.*	177	11,153
Lithia Motors, Inc. — Class A	36	10,948
Williams-Sonoma, Inc.	86	10,762
Toll Brothers, Inc.	136	10,754
Dick’s Sporting Goods, Inc.	81	10,707
WESCO International, Inc.	59	10,564
Texas Roadhouse, Inc. — Class A	88	9,881
Skechers USA, Inc. — Class A*	177	9,321
Crocs, Inc.*	82	9,220
Mattel, Inc.*	466	9,106
Tempur Sealy International, Inc.	227	9,096
Gentex Corp.	308	9,012
Autoliv, Inc.	102	8,674
Polaris, Inc.	70	8,465
Light & Wonder, Inc. — Class A*	120	8,251
Murphy USA, Inc.	26	8,089
GameStop Corp. — Class A*,1	333	8,075
Brunswick Corp.	93	8,057
RH*	24	7,910
Wingstop, Inc.	39	7,806
Wyndham Hotels & Resorts, Inc.	113	7,748
Planet Fitness, Inc. — Class A*	112	7,553
Univar Solutions, Inc.*	208	7,455
Thor Industries, Inc.	70	7,245
PVH Corp.	83	7,053
Taylor Morrison Home Corp. — Class A*	144	7,023
Boyd Gaming Corp.	101	7,006
AutoNation, Inc.*	41	6,749
Fox Factory Holding Corp.*	56	6,076
Harley-Davidson, Inc.	172	6,056
Capri Holdings Ltd.*	166	5,958
MSC Industrial Direct Company, Inc. — Class A	62	5,907
Marriott Vacations Worldwide Corp.	48	5,891
Macy’s, Inc.	359	5,762
KB Home	106	5,481
Visteon Corp.*	37	5,314
Leggett & Platt, Inc.	175	5,183
Goodyear Tire & Rubber Co.*	373	5,103
Penn Entertainment, Inc.*	203	4,878
Wendy’s Co.	222	4,829
Adient plc*	125	4,790
Hilton Grand Vacations, Inc.*	101	4,590
FirstCash Holdings, Inc.	49	4,573
YETI Holdings, Inc.*	114	4,428
Ollie’s Bargain Outlet Holdings, Inc.*	76	4,403
Choice Hotels International, Inc.	35	4,113
Travel + Leisure Co.	100	4,034
JetBlue Airways Corp.*	432	3,828
Topgolf Callaway Brands Corp.*	183	3,633
Columbia Sportswear Co.	47	3,630
Carter’s, Inc.	50	3,630
Scotts Miracle-Gro Co. — Class A	54	3,385
Kohl’s Corp.	146	3,365
Nordstrom, Inc.[1]	149	3,050
Papa John’s International, Inc.	39	2,879
Foot Locker, Inc.	105	2,847
Gap, Inc.	281	2,509
Under Armour, Inc. — Class A*	249	1,798
Under Armour, Inc. — Class C*	250	1,677
Total Consumer, Cyclical		476,905

Technology - 6.2%
Lattice Semiconductor Corp.*	181	17,389
Manhattan Associates, Inc.*	82	16,390
Super Micro Computer, Inc.*	60	14,955
Dynatrace, Inc.*	286	14,720
KBR, Inc.	179	11,646
CACI International, Inc. — Class A*	30	10,225
Dropbox, Inc. — Class A*	358	9,548
Wolfspeed, Inc.*	164	9,117
ZoomInfo Technologies, Inc. — Class A*	355	9,014
Genpact Ltd.	223	8,378
MKS Instruments, Inc.	76	8,215
Science Applications International Corp.	71	7,986
Power Integrations, Inc.	76	7,195
Teradata Corp.*	133	7,104
Maximus, Inc.	80	6,761
ExlService Holdings, Inc.*	44	6,647
Silicon Laboratories, Inc.*	42	6,625
Aspen Technology, Inc.*	38	6,369
Cirrus Logic, Inc.*	73	5,914
Qualys, Inc.*	44	5,683
IPG Photonics Corp.*	41	5,568
Doximity, Inc. — Class A*	156	5,307

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
Lumentum Holdings, Inc.*	90	$5,106
NCR Corp.*	185	4,662
Concentrix Corp.	56	4,522
MACOM Technology Solutions Holdings, Inc.*	68	4,456
Synaptics, Inc.*	52	4,440
Envestnet, Inc.*	72	4,273
Blackbaud, Inc.*	60	4,271
CommVault Systems, Inc.*	58	4,212
Amkor Technology, Inc.	133	3,957
Allegro MicroSystems, Inc.*	86	3,882
Crane NXT Co.	64	3,612
Kyndryl Holdings, Inc.*	270	3,585
ACI Worldwide, Inc.*	143	3,313
Xerox Holdings Corp.	149	2,219
Total Technology		257,266

Basic Materials - 3.5%
Reliance Steel & Aluminum Co.	77	20,912
RPM International, Inc.	170	15,254
Cleveland-Cliffs, Inc.*	678	11,363
Royal Gold, Inc.	87	9,986
Axalta Coating Systems Ltd.*	292	9,581
Olin Corp.	158	8,120
Commercial Metals Co.	154	8,110
Alcoa Corp.	235	7,974
United States Steel Corp.	298	7,453
Chemours Co.	196	7,230
Valvoline, Inc.	183	6,864
Ashland, Inc.	64	5,562
Westlake Corp.	45	5,376
Cabot Corp.	74	4,950
Avient Corp.	113	4,622
Sensient Technologies Corp.	56	3,983
NewMarket Corp.	9	3,619
MP Materials Corp.*	122	2,791
Total Basic Materials		143,750

Energy - 3.1%
Ovintiv, Inc.	322	12,259
Range Resources Corp.	318	9,349
Southwestern Energy Co.*	1,450	8,715
Chord Energy Corp.	55	8,459
Antero Resources Corp.*	364	8,383
NOV, Inc.	519	8,325
PDC Energy, Inc.	115	8,181
ChampionX Corp.	261	8,101
Matador Resources Co.	149	7,796
HF Sinclair Corp.	170	7,584
Murphy Oil Corp.	193	7,392
DT Midstream, Inc.	128	6,345
PBF Energy, Inc. — Class A	144	5,895
Equitrans Midstream Corp.	571	5,459
Antero Midstream Corp.	442	5,127
Sunrun, Inc.*	284	5,072
Valaris Ltd.*	79	4,971
CNX Resources Corp.*	218	3,863
Total Energy		131,276

Utilities - 2.4%
Essential Utilities, Inc.	317	12,652
OGE Energy Corp.	264	9,480
UGI Corp.	276	7,444
IDACORP, Inc.	67	6,874
National Fuel Gas Co.	121	6,214
New Jersey Resources Corp.	128	6,042
Portland General Electric Co.	127	5,947
ONE Gas, Inc.	73	5,607
Ormat Technologies, Inc.	69	5,552
Southwest Gas Holdings, Inc.	86	5,474
Black Hills Corp.	88	5,303
Hawaiian Electric Industries, Inc.	144	5,213
PNM Resources, Inc.	113	5,096
NorthWestern Corp.	79	4,484
Spire, Inc.	69	4,377
ALLETE, Inc.	75	4,348
Total Utilities		100,107

Communications - 1.6%
Iridium Communications, Inc.	166	10,312
New York Times Co. — Class A	216	8,506
Ciena Corp.*	196	8,328
Nexstar Media Group, Inc. — Class A	47	7,828
World Wrestling Entertainment, Inc. — Class A	57	6,183
Frontier Communications Parent, Inc.*	294	5,480
TEGNA, Inc.	296	4,807
Ziff Davis, Inc.*	62	4,344
Cable One, Inc.	6	3,942
Calix, Inc.*	76	3,793
TripAdvisor, Inc.*	140	2,309
Total Communications		65,832

Total Common Stocks
(Cost $2,248,509)		3,000,375

MUTUAL FUNDS† - 5.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	15,965	155,341
Guggenheim Strategy Fund II2	3,259	78,921
Total Mutual Funds
(Cost $231,938)		234,262

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
MID-CAP 1.5x STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 1.1%
U.S. Treasury Bills
5.11% due 07/18/23[3]	$44,000	$43,908
Total U.S. Treasury Bills
(Cost $43,892)		43,908

REPURCHASE AGREEMENTS††,4 - 14.6%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23[5]	329,846	329,846
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23[5]	145,116	145,116
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23[5]	131,923	131,923
Total Repurchase Agreements
(Cost $606,885)		606,885

	Shares	Value
SECURITIES LENDING COLLATERAL†,6 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class X, 5.01%[7]	8,653	8,653
Total Securities Lending Collateral
(Cost $8,653)		8,653

Total Investments - 93.9%
(Cost $3,139,877)		$3,894,083
Other Assets & Liabilities, net - 6.1%		253,495
Total Net Assets - 100.0%		$4,147,578

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P MidCap 400 Index	Pay	5.32% (Federal Funds Rate + 0.25%)	At Maturity	09/21/23	879	$2,305,599	$41,332
Barclays Bank plc	S&P MidCap 400 Index	Pay	5.41% (SOFR + 0.35%)	At Maturity	09/20/23	272	712,498	13,512
BNP Paribas	S&P MidCap 400 Index	Pay	5.52% (Federal Funds Rate + 0.45%)	At Maturity	09/21/23	82	213,967	3,835
							$3,232,064	$58,679

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 7.
[2]	Affiliated issuer.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 6.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2023.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of June 30, 2023.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
MID-CAP 1.5x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,000,375	$—	$—	$3,000,375
Mutual Funds	234,262	—	—	234,262
U.S. Treasury Bills	—	43,908	—	43,908
Repurchase Agreements	—	606,885	—	606,885
Securities Lending Collateral	8,653	—	—	8,653
Equity Index Swap Agreements**	—	58,679	—	58,679
Total Assets	$3,243,290	$709,472	$—	$3,952,762

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$78,335	$—	$—	$—	$586	$78,921	3,259	$2,049
Guggenheim Ultra Short Duration Fund — Institutional Class	153,904	—	—	—	1,437	155,341	15,965	3,955
	$232,239	$—	$—	$—	$2,023	$234,262		$6,004

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID-CAP 1.5x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments in unaffiliated issuers, at value - including $8,310 of securities loaned (cost $2,301,054)	$3,052,936
Investments in affiliated issuers, at value (cost $231,938)	234,262
Repurchase agreements, at value (cost $606,885)	606,885
Cash	27
Segregated cash with broker	48,000
Unrealized appreciation on OTC swap agreements	58,679
Receivables:
Fund shares sold	174,704
Dividends	4,463
Swap settlement	401
Interest	85
Securities lending income	26
Total assets	4,180,468

Liabilities:
Payable for:
Fund shares redeemed	12,169
Return of securities lending collateral	8,653
Professional fees	3,000
Management fees	2,790
Transfer agent fees	1,423
Investor service fees	784
Portfolio accounting and administration fees	329
Trustees’ fees*	52
Miscellaneous	3,690
Total liabilities	32,890
Net assets	$4,147,578

Net assets consist of:
Paid in capital	$4,315,597
Total distributable earnings (loss)	(168,019)
Net assets	$4,147,578
Capital shares outstanding	21,596
Net asset value per share	$192.05

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends from securities of unaffiliated issuers	$20,687
Dividends from securities of affiliated issuers	6,004
Interest	18,236
Income from securities lending, net	228
Total investment income	45,155

Expenses:
Management fees	17,622
Investor service fees	4,895
Transfer agent fees	5,567
Professional fees	3,396
Portfolio accounting and administration fees	3,035
Interest expense	447
Trustees’ fees*	384
Custodian fees	282
Miscellaneous	913
Total expenses	36,541
Less:
Expenses reimbursed by Adviser	(979)
Expenses waived by Adviser	(193)
Total waived/reimbursed expenses	(1,172)
Net expenses	35,369
Net investment income	9,786

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(13,904)
Swap agreements	60,673
Futures contracts	(35,530)
Net realized gain	11,239
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	238,432
Investments in affiliated issuers	2,023
Swap agreements	162,552
Net change in unrealized appreciation (depreciation)	403,007
Net realized and unrealized gain	414,246
Net increase in net assets resulting from operations	$424,032

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

MID-CAP 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$9,786	$(5,250)
Net realized gain (loss) on investments	11,239	(609,949)
Net change in unrealized appreciation (depreciation) on investments	403,007	(763,994)
Net increase (decrease) in net assets resulting from operations	424,032	(1,379,193)

Distributions to shareholders	—	(281,786)

Capital share transactions:
Proceeds from sale of shares	1,922,599	3,206,486
Distributions reinvested	—	281,786
Cost of shares redeemed	(2,714,762)	(3,350,065)
Net increase (decrease) from capital share transactions	(792,163)	138,207
Net decrease in net assets	(368,131)	(1,522,772)

Net assets:
Beginning of period	4,515,709	6,038,481
End of period	$4,147,578	$4,515,709

Capital share activity:
Shares sold	9,829	17,683
Shares issued from reinvestment of distributions	—	1,630
Shares redeemed	(14,198)	(18,208)
Net increase (decrease) in shares	(4,369)	1,105

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID-CAP 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019[f]	Year Ended December 31, 2018[f]
Per Share Data
Net asset value, beginning of period	$173.92	$242.90	$205.26	$193.99	$144.00	$233.70
Income (loss) from investment operations:
Net investment income (loss)[b]	.45	(.22)	(1.55)	(.12)	1.10	1.30
Net gain (loss) on investments (realized and unrealized)	17.68	(56.21)	70.95	12.09	50.79	(32.00)
Total from investment operations	18.13	(56.43)	69.40	11.97	51.89	(30.70)
Less distributions from:
Net investment income	—	—	—	(.15)	(1.90)	(.60)
Net realized gains	—	(12.55)	(31.76)	(.55)	—	(58.40)
Total distributions	—	(12.55)	(31.76)	(.70)	(1.90)	(59.00)
Net asset value, end of period	$192.05	$173.92	$242.90	$205.26	$193.99	$144.00

Total Return[c]	10.42%	(23.20%)	35.25%	10.69%	36.11%	(19.40%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,148	$4,516	$6,038	$4,756	$5,444	$5,408
Ratios to average net assets:
Net investment income (loss)	0.50%	(0.11%)	(0.65%)	(0.47%)	0.60%	0.67%
Total expenses[d]	1.87%	1.83%	1.75%	1.87%	1.87%	1.78%
Net expenses[e]	1.81%	1.77%	1.69%	1.81%	1.80%	1.78%
Portfolio turnover rate	7%	154%	56%	472%	274%	368%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Reverse share split — Per share amounts for the years presented through December 31, 2019 have been restated to reflect a 1:10 reverse share split effective August 24, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

INVERSE MID-CAP STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 3, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings	% of Total Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	19.9%
Guggenheim Strategy Fund II	13.7%
Total	33.6%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Inverse Mid-Cap Strategy Fund	(5.96%)	(13.77%)	(11.53%)	(12.26%)
S&P MidCap 400 Index	8.84%	17.61%	7.79%	10.21%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P MidCap 400 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
INVERSE MID-CAP STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 33.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	2,972	$28,916
Guggenheim Strategy Fund II1	822	19,903
Total Mutual Funds
(Cost $48,953)		48,819

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 10.3%
Freddie Mac
5.00% due 07/17/23[2]	$15,000	14,967
Total Federal Agency Discount Notes
(Cost $14,967)		14,967

REPURCHASE AGREEMENTS††,3 - 59.0%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23[4]	46,658	46,658
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23[4]	20,527	20,527
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23[4]	18,661	18,661
Total Repurchase Agreements
(Cost $85,846)		85,846

Total Investments - 102.9%
(Cost $149,766)		$149,632
Other Assets & Liabilities, net - (2.9)%		(4,180)
Total Net Assets - 100.0%		$145,452

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P MidCap 400 Index	Receive	5.02% (Federal Funds Rate - 0.05%)	At Maturity	09/21/23	13	$32,830	$(588)
BNP Paribas	S&P MidCap 400 Index	Receive	5.12% (Federal Funds Rate + 0.05%)	At Maturity	09/21/23	21	54,290	(974)
Barclays Bank plc	S&P MidCap 400 Index	Receive	5.26% (SOFR + 0.20%)	At Maturity	09/20/23	21	56,222	(1,883)
							$143,342	$(3,445)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 6.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2023.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
INVERSE MID-CAP STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$48,819	$—	$—	$48,819
Federal Agency Discount Notes	—	14,967	—	14,967
Repurchase Agreements	—	85,846	—	85,846
Total Assets	$48,819	$100,813	$—	$149,632

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$3,445	$—	$3,445

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$19,755	$—	$—	$—	$148	$19,903	822	$517
Guggenheim Ultra Short Duration Fund — Institutional Class	31,618	—	(3,000)	(71)	369	28,916	2,972	811
	$51,373	$—	$(3,000)	$(71)	$517	$48,819		$1,328

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE MID-CAP STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments in unaffiliated issuers, at value (cost $14,967)	$14,967
Investments in affiliated issuers, at value (cost $48,953)	48,819
Repurchase agreements, at value (cost $85,846)	85,846
Receivables:
Dividends	236
Variation margin on futures contracts	56
Interest	12
Total assets	149,936

Liabilities:
Unrealized depreciation on OTC swap agreements	3,445
Payable for:
Swap settlement	323
Management fees	107
Fund shares redeemed	92
Transfer agent fees	83
Investor service fees	32
Portfolio accounting and administration fees	13
Trustees’ fees*	3
Miscellaneous	386
Total liabilities	4,484
Net assets	$145,452

Net assets consist of:
Paid in capital	$2,165,441
Total distributable earnings (loss)	(2,019,989)
Net assets	$145,452
Capital shares outstanding	4,136
Net asset value per share	$35.17

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends from securities of affiliated issuers	$1,328
Interest	4,414
Total investment income	5,742

Expenses:
Management fees	1,098
Investor service fees	305
Transfer agent fees	343
Professional fees	215
Portfolio accounting and administration fees	189
Trustees’ fees*	20
Custodian fees	17
Miscellaneous	69
Total expenses	2,256
Less:
Expenses reimbursed by Adviser	(61)
Expenses waived by Adviser	(40)
Total waived/reimbursed expenses	(101)
Net expenses	2,155
Net investment income	3,587

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	25
Investments in affiliated issuers	(71)
Swap agreements	(13,605)
Net realized loss	(13,651)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	3
Investments in affiliated issuers	517
Swap agreements	(9,400)
Net change in unrealized appreciation (depreciation)	(8,880)
Net realized and unrealized loss	(22,531)
Net decrease in net assets resulting from operations	$(18,944)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

INVERSE MID-CAP STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,587	$747
Net realized loss on investments	(13,651)	(78,316)
Net change in unrealized appreciation (depreciation) on investments	(8,880)	7,062
Net decrease in net assets resulting from operations	(18,944)	(70,507)

Capital share transactions:
Proceeds from sale of shares	894,253	4,129,492
Cost of shares redeemed	(969,463)	(3,908,202)
Net increase (decrease) from capital share transactions	(75,210)	221,290
Net increase (decrease) in net assets	(94,154)	150,783

Net assets:
Beginning of period	239,606	88,823
End of period	$145,452	$239,606

Capital share activity:
Shares sold	24,610	107,340
Shares redeemed	(26,881)	(103,522)
Net increase (decrease) in shares	(2,271)	3,818

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE MID-CAP STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$37.40	$34.31	$44.68	$60.05	$75.67	$68.22
Income (loss) from investment operations:
Net investment income (loss)[b]	.53	.08	(.44)	(.61)	.51	.35
Net gain (loss) on investments (realized and unrealized)	(2.76)	3.01 [f]	(9.93)	(14.22)	(15.87)	7.10 [f]
Total from investment operations	(2.23)	3.09	(10.37)	(14.83)	(15.36)	7.45
Less distributions from:
Net investment income	—	—	—	(.54)	(.26)	—
Total distributions	—	—	—	(.54)	(.26)	—
Net asset value, end of period	$35.17	$37.40	$34.31	$44.68	$60.05	$75.67

Total Return[c]	(5.96%)	9.01%	(23.21%)	(24.89%)	(20.31%)	10.90%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$145	$240	$89	$137	$265	$645
Ratios to average net assets:
Net investment income (loss)	2.94%	0.21%	(1.18%)	(1.01%)	0.78%	0.51%
Total expenses[d]	1.85%	1.78%	1.74%	1.88%	1.88%	1.77%
Net expenses[e]	1.77%	1.71%	1.67%	1.83%	1.81%	1.77%
Portfolio turnover rate	—	9%	29%	281%	185%	404%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments in the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

Inception Date: October 27, 2006

Largest Holdings	% of Total Net Assets
iShares Russell 2000 Index ETF	2.5%
Vanguard Russell 2000 ETF	2.5%
Total	5.0%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Russell 2000® 2x Strategy Fund	10.24%	11.88%	(2.23%)	8.52%
Russell 2000 Index	8.09%	12.31%	4.21%	9.68%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
RIGHTS††† - 0.0%

Consumer, Non-cyclical - 0.0%
Tobira Therapeutics, Inc.*
	7	$—
Total Rights
(Cost $—)		—

EXCHANGE-TRADED FUNDS† - 5.0%
iShares Russell 2000 Index ETF	932	174,536
Vanguard Russell 2000 ETF	2,308	174,531
Total Exchange-Traded Funds
(Cost $408,358)		349,067

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 19.8%
Freddie Mac
4.90% due 07/05/23[1]	$700,000	699,619
Federal Home Loan Bank
4.90% due 07/03/23[1]	400,000	399,891
5.00% due 07/19/23[1]	300,000	299,250
Total Federal Agency Discount Notes
(Cost $1,398,760)		1,398,760

U.S. TREASURY BILLS†† - 1.5%
U.S. Treasury Bills
5.00% due 08/03/23[1,2]	100,000	99,560
5.11% due 07/18/23[1,3]	7,000	6,985
Total U.S. Treasury Bills
(Cost $106,525)		106,545

REPURCHASE AGREEMENTS††,4 - 64.9%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23[2]	2,490,432	2,490,432
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23[2]	1,095,664	1,095,664
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23[2]	996,058	996,058
Total Repurchase Agreements
(Cost $4,582,154)		4,582,154

Total Investments - 91.2%
(Cost $6,495,797)		$6,436,526
Other Assets & Liabilities, net - 8.8%		620,738
Total Net Assets - 100.0%		$7,057,264

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	1	Sep 2023	$95,155	$3,448

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	Pay	5.06% (SOFR)	At Maturity	09/20/23	3,159	$5,966,379	$186,699
Goldman Sachs International	Russell 2000 Index	Pay	5.17% (Federal Funds Rate + 0.10%)	At Maturity	09/21/23	3,618	6,833,535	138,705
BNP Paribas	Russell 2000 Index	Pay	5.27% (Federal Funds Rate + 0.20%)	At Maturity	09/21/23	457	863,050	17,732
							$13,662,964	$343,136

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
RUSSELL 2000® 2x STRATEGY FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2023.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2023.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Rights	$—	$—	$—	*	$—
Exchange-Traded Funds	349,067	—	—		349,067
Federal Agency Discount Notes	—	1,398,760	—		1,398,760
U.S. Treasury Bills	—	106,545	—		106,545
Repurchase Agreements	—	4,582,154	—		4,582,154
Equity Futures Contracts**	3,448	—	—		3,448
Equity Index Swap Agreements**	—	343,136	—		343,136
Total Assets	$352,515	$6,430,595	$—		$6,783,110

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments, at value (cost $1,913,643)	$1,854,372
Repurchase agreements, at value (cost $4,582,154)	4,582,154
Cash	543
Segregated cash with broker	471,292
Unrealized appreciation on OTC swap agreements	343,136
Receivables:
Swap settlement	1,986
Interest	643
Variation margin on futures contracts	250
Securities lending income	77
Total assets	7,254,453

Liabilities:
Segregated cash due to broker	120,000
Payable for:
Fund shares redeemed	62,258
Management fees	4,499
Transfer agent fees	1,715
Investor service fees	1,250
Portfolio accounting and administration fees	525
Trustees’ fees*	48
Miscellaneous	6,894
Total liabilities	197,189
Net assets	$7,057,264

Net assets consist of:
Paid in capital	$8,129,465
Total distributable earnings (loss)	(1,072,201)
Net assets	$7,057,264
Capital shares outstanding	52,268
Net asset value per share	$135.02

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends	$2,106
Interest	82,370
Income from securities lending, net	252
Total investment income	84,728

Expenses:
Management fees	16,911
Professional fees	4,804
Investor service fees	4,698
Transfer agent fees	4,962
Portfolio accounting and administration fees	2,912
Interest expense	894
Trustees’ fees*	288
Custodian fees	264
Miscellaneous	406
Total expenses	36,139
Less:
Expenses reimbursed by Adviser	(940)
Net expenses	35,199
Net investment income	49,529

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	138
Swap agreements	(981,707)
Futures contracts	(72,103)
Net realized loss	(1,053,672)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	23,992
Swap agreements	411,392
Futures contracts	12,938
Net change in unrealized appreciation (depreciation)	448,322
Net realized and unrealized loss	(605,350)
Net decrease in net assets resulting from operations	$(555,821)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$49,529	$9,275
Net realized loss on investments	(1,053,672)	(297,572)
Net change in unrealized appreciation (depreciation) on investments	448,322	(472,126)
Net decrease in net assets resulting from operations	(555,821)	(760,423)

Capital share transactions:
Proceeds from sale of shares	17,076,689	59,710,191
Cost of shares redeemed	(10,487,128)	(60,447,045)
Net increase (decrease) from capital share transactions	6,589,561	(736,854)
Net increase (decrease) in net assets	6,033,740	(1,497,277)

Net assets:
Beginning of period	1,023,524	2,520,801
End of period	$7,057,264	$1,023,524

Capital share activity:
Shares sold	127,772	369,483
Shares redeemed	(83,861)	(372,859)
Net increase (decrease) in shares	43,911	(3,376)

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$122.48	$214.85	$273.59	$234.99	$160.46	$234.65
Income (loss) from investment operations:
Net investment income (loss)[b]	1.72	.58	(3.44)	(2.35)	1.27	.70
Net gain (loss) on investments (realized and unrealized)	10.82 [f]	(92.95)	72.57	42.01	74.31	(54.40)
Total from investment operations	12.54	(92.37)	69.13	39.66	75.58	(53.70)
Less distributions from:
Net investment income	—	—	—	(1.06)	(1.05)	—
Net realized gains	—	—	(127.87)	—	—	(20.49)
Total distributions	—	—	(127.87)	(1.06)	(1.05)	(20.49)
Net asset value, end of period	$135.02	$122.48	$214.85	$273.59	$234.99	$160.46

Total Return[c]	10.24%	(42.99%)	25.77%	17.21%	47.15%	(26.21%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,057	$1,024	$2,521	$16,514	$3,875	$1,690
Ratios to average net assets:
Net investment income (loss)	2.64%	0.40%	(1.23%)	(1.23%)	0.61%	0.28%
Total expenses[d]	1.92%	1.88%	1.80%	1.92%	1.92%	1.82%
Net expenses[e]	1.87%	1.83%	1.74%	1.86%	1.86%	1.82%
Portfolio turnover rate	—	598%	701%	463%	510%	625%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments in the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

RUSSELL 2000® 1.5x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 1, 2001

Ten Largest Holdings	% of Total Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	11.2%
Vanguard Russell 2000 ETF	9.5%
iShares Russell 2000 Index ETF	9.5%
Guggenheim Strategy Fund II	6.4%
Super Micro Computer, Inc.	0.2%
SPS Commerce, Inc.	0.1%
Rambus, Inc.	0.1%
Chart Industries, Inc.	0.1%
Novanta, Inc.	0.1%
Chord Energy Corp.	0.1%
Top Ten Total	37.3%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Russell 2000® 1.5x Strategy Fund	9.36%	12.39%	0.64%	8.05%
Russell 2000 Index	8.09%	12.31%	4.21%	9.68%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 38.3%

Consumer, Non-cyclical - 9.3%
Intra-Cellular Therapies, Inc.*	56	$3,546
Lantheus Holdings, Inc.*	41	3,441
elf Beauty, Inc.*	30	3,427
API Group Corp.*	125	3,407
Option Care Health, Inc.*	102	3,314
IVERIC bio, Inc.*	82	3,226
HealthEquity, Inc.*	50	3,157
Ensign Group, Inc.	33	3,150
Alkermes plc*	99	3,099
BellRing Brands, Inc.*	80	2,928
Halozyme Therapeutics, Inc.*	80	2,886
Merit Medical Systems, Inc.*	34	2,844
Neogen Corp.*	130	2,828
Triton International Ltd.	33	2,748
Vaxcyte, Inc.*	55	2,747
ImmunoGen, Inc.*	145	2,736
AMN Healthcare Services, Inc.*	24	2,619
Insperity, Inc.	22	2,617
Haemonetics Corp.*	30	2,554
CONMED Corp.	18	2,446
Lancaster Colony Corp.	12	2,413
Guardant Health, Inc.*	66	2,363
Herc Holdings, Inc.	17	2,326
Sprouts Farmers Market, Inc.*	62	2,277
Blueprint Medicines Corp.*	36	2,275
StoneCo Ltd. — Class A*	174	2,217
Alight, Inc. — Class A*	238	2,199
ASGN, Inc.*	29	2,193
Arrowhead Pharmaceuticals, Inc.*	61	2,175
Intellia Therapeutics, Inc.*	53	2,161
Amicus Therapeutics, Inc.*	167	2,098
Denali Therapeutics, Inc.*	71	2,095
TriNet Group, Inc.*	22	2,089
TG Therapeutics, Inc.*	82	2,037
Hostess Brands, Inc.*	79	2,000
Pacific Biosciences of California, Inc.*	150	1,995
Glaukos Corp.*	28	1,994
Omnicell, Inc.*	27	1,989
Simply Good Foods Co.*	54	1,976
Select Medical Holdings Corp.	62	1,975
Coca-Cola Consolidated, Inc.	3	1,908
Brink’s Co.	28	1,899
iRhythm Technologies, Inc.*	18	1,878
Progyny, Inc.*	47	1,849
Madrigal Pharmaceuticals, Inc.*	8	1,848
Cytokinetics, Inc.*	56	1,827
Inari Medical, Inc.*	31	1,802
Surgery Partners, Inc.*	40	1,800
Prestige Consumer Healthcare, Inc.*	30	1,783
Integer Holdings Corp.*	20	1,772
Flywire Corp.*	57	1,769
Patterson Companies, Inc.	53	1,763
Reata Pharmaceuticals, Inc. — Class A*	17	1,733
ACADIA Pharmaceuticals, Inc.*	72	1,724
Inmode Ltd.*	46	1,718
PTC Therapeutics, Inc.*	42	1,708
Prothena Corporation plc*	25	1,707
ABM Industries, Inc.	40	1,706
Insmed, Inc.*	79	1,667
LivaNova plc*	32	1,646
REVOLUTION Medicines, Inc.*	61	1,632
TransMedics Group, Inc.*	19	1,596
TreeHouse Foods, Inc.*	31	1,562
CBIZ, Inc.*	29	1,545
Korn Ferry	31	1,536
Krystal Biotech, Inc.*	13	1,526
STAAR Surgical Co.*	29	1,525
Helen of Troy Ltd.*	14	1,512
WD-40 Co.	8	1,509
Sage Therapeutics, Inc.*	32	1,505
Alarm.com Holdings, Inc.*	29	1,499
Inter Parfums, Inc.	11	1,487
Axonics, Inc.*	29	1,464
Axsome Therapeutics, Inc.*	20	1,437
EVERTEC, Inc.	39	1,436
Marqeta, Inc. — Class A*	293	1,427
J & J Snack Foods Corp.	9	1,425
Marathon Digital Holdings, Inc.*	101	1,400
AtriCure, Inc.*	28	1,382
ICF International, Inc.	11	1,368
Chinook Therapeutics, Inc.*	35	1,345
NuVasive, Inc.*	32	1,331
Amphastar Pharmaceuticals, Inc.*	23	1,322
Beam Therapeutics, Inc.*	41	1,309
Edgewell Personal Care Co.	31	1,281
Revance Therapeutics, Inc.*	50	1,265
Akero Therapeutics, Inc.*	27	1,261
Vir Biotechnology, Inc.*	50	1,227
NeoGenomics, Inc.*	76	1,221
Cerevel Therapeutics Holdings, Inc.*	37	1,176
Bridgebio Pharma, Inc.*	68	1,170
Primo Water Corp.	93	1,166
Graham Holdings Co. — Class B	2	1,143
Riot Platforms, Inc.*	95	1,123
Vector Group Ltd.	87	1,115
Myriad Genetics, Inc.*	48	1,113
Veracyte, Inc.*	43	1,095
LiveRamp Holdings, Inc.*	38	1,085
Pacira BioSciences, Inc.*	27	1,082
DICE Therapeutics, Inc.*	23	1,069
Corcept Therapeutics, Inc.*	48	1,068
Vericel Corp.*	28	1,052
Cal-Maine Foods, Inc.	23	1,035
Morphic Holding, Inc.*	18	1,032
Upbound Group, Inc.	33	1,027
Textainer Group Holdings Ltd.	26	1,024
Coursera, Inc.*	78	1,016
Dynavax Technologies Corp.*	77	995
US Physical Therapy, Inc.	8	971
CorVel Corp.*	5	968

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
MGP Ingredients, Inc.	9	$957
Geron Corp.*	297	953
Celldex Therapeutics, Inc.*	28	950
Strategic Education, Inc.	14	950
RadNet, Inc.*	29	946
Laureate Education, Inc. — Class A	78	943
Remitly Global, Inc.*	50	941
Agios Pharmaceuticals, Inc.*	33	935
Huron Consulting Group, Inc.*	11	934
Stride, Inc.*	25	931
Adtalem Global Education, Inc.*	27	927
Viking Therapeutics, Inc.*	57	924
Ventyx Biosciences, Inc.*	28	918
SpringWorks Therapeutics, Inc.*	35	918
PROG Holdings, Inc.*	28	899
Protagonist Therapeutics, Inc.*	32	884
Ironwood Pharmaceuticals, Inc. — Class A*	83	883
Andersons, Inc.	19	877
Central Garden & Pet Co. — Class A*	24	875
Xencor, Inc.*	35	874
Iovance Biotherapeutics, Inc.*	124	873
Supernus Pharmaceuticals, Inc.*	29	872
John Wiley & Sons, Inc. — Class A	25	851
Owens & Minor, Inc.*	44	838
Biohaven Ltd.*	35	837
Addus HomeCare Corp.*	9	834
Alphatec Holdings, Inc.*	46	827
Zentalis Pharmaceuticals, Inc.*	29	818
Syndax Pharmaceuticals, Inc.*	39	816
LeMaitre Vascular, Inc.	12	807
BioCryst Pharmaceuticals, Inc.*	113	796
Aurinia Pharmaceuticals, Inc.*	81	784
Herbalife Ltd.*	59	781
Catalyst Pharmaceuticals, Inc.*	58	779
PROCEPT BioRobotics Corp.*	22	778
UFP Technologies, Inc.*	4	775
Monro, Inc.	19	772
Matthews International Corp. — Class A	18	767
Krispy Kreme, Inc.	52	766
Payoneer Global, Inc.*	158	760
Ideaya Biosciences, Inc.*	32	752
Kforce, Inc.	12	752
Chefs’ Warehouse, Inc.*	21	751
Legalzoom.com, Inc.*	62	749
Silk Road Medical, Inc.*	23	747
ZipRecruiter, Inc. — Class A*	42	746
Oscar Health, Inc. — Class A*	92	742
Embecta Corp.	34	734
Arcellx, Inc.*	23	727
Ligand Pharmaceuticals, Inc. — Class B*	10	721
Arvinas, Inc.*	29	720
Avanos Medical, Inc.*	28	716
Pediatrix Medical Group, Inc.*	50	711
Harmony Biosciences Holdings, Inc.*	20	704
Utz Brands, Inc.	43	704
89bio, Inc.*	37	701
Universal Corp.	14	699
Twist Bioscience Corp.*	34	696
Treace Medical Concepts, Inc.*	27	691
United Natural Foods, Inc.*	35	684
Relay Therapeutics, Inc.*	54	678
National Beverage Corp.*	14	677
Hain Celestial Group, Inc.*	53	663
Ingles Markets, Inc. — Class A	8	661
Travere Therapeutics, Inc.*	43	660
Healthcare Services Group, Inc.	44	657
Rocket Pharmaceuticals, Inc.*	33	656
Cimpress plc*	11	654
Amylyx Pharmaceuticals, Inc.*	30	647
Cymabay Therapeutics, Inc.*	59	646
Weis Markets, Inc.	10	642
CoreCivic, Inc.*	68	640
Chegg, Inc.*	71	630
Arcus Biosciences, Inc.*	31	630
Sabre Corp.*	196	625
MannKind Corp.*	153	623
Pliant Therapeutics, Inc.*	34	616
Cytek Biosciences, Inc.*	72	615
Immunovant, Inc.*	32	607
Recursion Pharmaceuticals, Inc. — Class A*	81	605
Viridian Therapeutics, Inc.*	25	595
Nuvalent, Inc. — Class A*	14	590
Cross Country Healthcare, Inc.*	21	590
Cassava Sciences, Inc.*	24	588
John B Sanfilippo & Son, Inc.	5	586
B&G Foods, Inc.[1]	42	585
Dole plc	43	581
Crinetics Pharmaceuticals, Inc.*	32	577
LifeStance Health Group, Inc.*	63	575
Arlo Technologies, Inc.*	52	567
SI-BONE, Inc.*	21	567
Atrion Corp.	1	566
Verve Therapeutics, Inc.*	30	563
Replimune Group, Inc.*	24	557
Medifast, Inc.	6	553
Udemy, Inc.*	51	547
Varex Imaging Corp.*	23	542
Quanex Building Products Corp.	20	537
AdaptHealth Corp.*	44	535
Nevro Corp.*	21	534
Kymera Therapeutics, Inc.*	23	529
Accolade, Inc.*	39	525
Green Dot Corp. — Class A*	28	525
OPKO Health, Inc.*	241	523
Keros Therapeutics, Inc.*	13	522
Inhibrx, Inc.*	20	519
Avid Bioservices, Inc.*	37	517
Fresh Del Monte Produce, Inc.	20	514
Rhythm Pharmaceuticals, Inc.*	31	511
First Advantage Corp.*	33	509

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
GEO Group, Inc.*	71	$508
Perdoceo Education Corp.*	40	491
Point Biopharma Global, Inc.*	54	489
Cogent Biosciences, Inc.*	41	485
REGENXBIO, Inc.*	24	480
Multiplan Corp.*	226	477
Quanterix Corp.*	21	474
SpartanNash Co.	21	473
Innoviva, Inc.*	37	471
SP Plus Corp.*	12	469
Avidity Biosciences, Inc.*	42	466
ADMA Biologics, Inc.*	126	465
BioLife Solutions, Inc.*	21	464
Paragon 28, Inc.*	26	461
RxSight, Inc.*	16	461
Vita Coco Company, Inc.*	17	457
Adaptive Biotechnologies Corp.*	68	456
Deluxe Corp.	26	454
Beyond Meat, Inc.*,1	35	454
Collegium Pharmaceutical, Inc.*	21	451
MiMedx Group, Inc.*	68	449
Fulgent Genetics, Inc.*	12	444
USANA Health Sciences, Inc.*	7	441
Deciphera Pharmaceuticals, Inc.*	31	436
National Healthcare Corp.	7	433
DocGo, Inc.*	46	431
ANI Pharmaceuticals, Inc.*	8	431
Ardelyx, Inc.*	127	431
Brookdale Senior Living, Inc. — Class A*	102	430
Aclaris Therapeutics, Inc.*	41	425
Nano-X Imaging Ltd.*	27	418
ProKidney Corp.*	37	414
Mirum Pharmaceuticals, Inc.*	16	414
Kura Oncology, Inc.*	39	413
Artivion, Inc.*	24	413
Beauty Health Co.*	49	410
CRA International, Inc.	4	408
Arcturus Therapeutics Holdings, Inc.*	14	402
OrthoPediatrics Corp.*	9	395
National Research Corp. — Class A	9	392
Novavax, Inc.*,1	52	386
Theravance Biopharma, Inc.*	37	383
Orthofix Medical, Inc.*	21	379
Repay Holdings Corp.*	48	376
European Wax Center, Inc. — Class A*	20	373
ModivCare, Inc.*	8	362
SunOpta, Inc.*	54	361
EQRx, Inc.*	190	353
Kelly Services, Inc. — Class A	20	352
Prime Medicine, Inc.*	24	352
Mission Produce, Inc.*	29	352
Tactile Systems Technology, Inc.*	14	349
Barrett Business Services, Inc.	4	349
V2X, Inc.*	7	347
Day One Biopharmaceuticals, Inc.*	29	346
Editas Medicine, Inc.*	42	346
Enhabit, Inc.*	30	345
4D Molecular Therapeutics, Inc.*	19	343
Anavex Life Sciences Corp.*	42	341
Transcat, Inc.*	4	341
Duckhorn Portfolio, Inc.*	26	337
RAPT Therapeutics, Inc.*	18	337
Hackett Group, Inc.	15	335
Sana Biotechnology, Inc.*	56	334
Lyell Immunopharma, Inc.*	104	331
Community Health Systems, Inc.*	75	330
Agenus, Inc.*	205	328
Marinus Pharmaceuticals, Inc.*	30	326
Viad Corp.*	12	323
Vera Therapeutics, Inc.*	20	321
TrueBlue, Inc.*	18	319
Heidrick & Struggles International, Inc.	12	318
Cass Information Systems, Inc.	8	310
American Well Corp. — Class A*	146	307
Franklin Covey Co.*	7	306
Ennis, Inc.	15	306
Harrow Health, Inc.*	16	305
2seventy bio, Inc.*	30	304
Resources Connection, Inc.	19	298
I3 Verticals, Inc. — Class A*	13	297
Agiliti, Inc.*	18	297
Arcutis Biotherapeutics, Inc.*	31	295
Calavo Growers, Inc.	10	290
Pulmonx Corp.*	22	288
ACCO Brands Corp.	55	287
Enliven Therapeutics, Inc.*	14	286
OmniAb, Inc.*	56	282
Dyne Therapeutics, Inc.*	25	281
Nurix Therapeutics, Inc.*	28	280
Seres Therapeutics, Inc.*	58	278
Zymeworks, Inc.*	32	276
23andMe Holding Co. — Class A*	155	271
Aaron’s Company, Inc.	19	269
Kiniksa Pharmaceuticals Ltd. — Class A*	19	268
CareDx, Inc.*	31	264
Biomea Fusion, Inc.*	12	263
Cerus Corp.*	106	261
Carriage Services, Inc. — Class A	8	260
Enanta Pharmaceuticals, Inc.*	12	257
Avita Medical, Inc.*	15	255
Target Hospitality Corp.*	19	255
Tarsus Pharmaceuticals, Inc.*	14	253
Surmodics, Inc.*	8	250
Allogene Therapeutics, Inc.*	49	244
Fate Therapeutics, Inc.*	51	243
PetIQ, Inc.*	16	243
Ocular Therapeutix, Inc.*	47	243
Turning Point Brands, Inc.	10	240
AngioDynamics, Inc.*	23	240
MaxCyte, Inc.*	52	239
Aldeyra Therapeutics, Inc.*	28	235
Anika Therapeutics, Inc.*	9	234

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 85

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Central Garden & Pet Co.*	6	$233
Custom Truck One Source, Inc.*	34	229
Alector, Inc.*	38	228
Terns Pharmaceuticals, Inc.*	26	227
Amneal Pharmaceuticals, Inc.*	73	226
OraSure Technologies, Inc.*	45	225
Vanda Pharmaceuticals, Inc.*	34	224
AnaptysBio, Inc.*	11	224
Tejon Ranch Co.*	13	224
HilleVax, Inc.*	13	223
Disc Medicine, Inc.*	5	222
WW International, Inc.*	33	222
Emergent BioSolutions, Inc.*	30	220
Liquidia Corp.*	28	220
Axogen, Inc.*	24	219
Voyager Therapeutics, Inc.*	19	218
Accuray, Inc.*	56	217
Vital Farms, Inc.*	18	216
Phathom Pharmaceuticals, Inc.*	15	215
Bluebird Bio, Inc.*	64	211
Pennant Group, Inc.*	17	209
SomaLogic, Inc.*	90	208
Xeris Biopharma Holdings, Inc.*	79	207
Castle Biosciences, Inc.*	15	206
Forrester Research, Inc.*	7	204
Edgewise Therapeutics, Inc.*	26	201
Cano Health, Inc.*	143	199
iTeos Therapeutics, Inc.*	15	199
Aura Biosciences, Inc.*	16	198
Mersana Therapeutics, Inc.*	60	197
Entrada Therapeutics, Inc.*	13	197
Coherus Biosciences, Inc.*	46	196
Omeros Corp.*	36	196
Viemed Healthcare, Inc.*	20	196
Alpine Immune Sciences, Inc.*	19	195
Cabaletta Bio, Inc.*	15	194
MacroGenics, Inc.*	36	193
Paysafe Ltd.*	19	192
iRadimed Corp.	4	191
Butterfly Network, Inc.*	83	191
Alta Equipment Group, Inc.	11	191
Taro Pharmaceutical Industries Ltd.*	5	190
2U, Inc.*	47	189
Utah Medical Products, Inc.	2	186
Westrock Coffee Co.*	17	185
ImmunityBio, Inc.*,1	66	183
Evolus, Inc.*	25	182
Scilex Holding Co.*	32	181
BrightView Holdings, Inc.*	25	179
Assertio Holdings, Inc.*	33	179
ORIC Pharmaceuticals, Inc.*	23	178
Invitae Corp.*,1	157	177
Allakos, Inc.*	40	174
scPharmaceuticals, Inc.*	17	173
Summit Therapeutics, Inc.*	69	173
Atea Pharmaceuticals, Inc.*	46	172
Compass Therapeutics, Inc.*	54	172
Sterling Check Corp.*	14	172
Arbutus Biopharma Corp.*	74	170
Stoke Therapeutics, Inc.*	16	170
Zimvie, Inc.*	15	168
Sutro Biopharma, Inc.*	36	167
Intercept Pharmaceuticals, Inc.*	15	166
Phibro Animal Health Corp. — Class A	12	164
Outlook Therapeutics, Inc.*	93	162
Inogen, Inc.*	14	162
SEACOR Marine Holdings, Inc.*	14	160
Icosavax, Inc.*	16	159
Tenaya Therapeutics, Inc.*	27	158
Nathan’s Famous, Inc.	2	157
Nuvation Bio, Inc.*	87	157
Distribution Solutions Group, Inc.*	3	156
Limoneira Co.	10	156
Cutera, Inc.*	10	151
Cullinan Oncology, Inc.*	14	151
Seer, Inc.*	35	149
Y-mAbs Therapeutics, Inc.*	22	149
Generation Bio Co.*	27	148
FibroGen, Inc.*	54	146
Caribou Biosciences, Inc.*	34	144
Olema Pharmaceuticals, Inc.*	16	144
PMV Pharmaceuticals, Inc.*	23	144
Savara, Inc.*	45	144
X4 Pharmaceuticals, Inc.*	73	142
Carisma Therapeutics, Inc.	16	140
CareMax, Inc.*	45	140
Organogenesis Holdings, Inc.*	42	139
EyePoint Pharmaceuticals, Inc.*	16	139
Universal Technical Institute, Inc.*	20	138
Mineralys Therapeutics, Inc.*	8	136
SIGA Technologies, Inc.	27	136
Tyra Biosciences, Inc.*	8	136
KalVista Pharmaceuticals, Inc.*	15	135
FiscalNote Holdings, Inc.*	37	135
Willdan Group, Inc.*	7	134
Benson Hill, Inc.*	103	134
Erasca, Inc.*	48	132
Rigel Pharmaceuticals, Inc.*	102	132
Kodiak Sciences, Inc.*	19	131
Scholar Rock Holding Corp.*	17	128
Quipt Home Medical Corp.*	24	128
MeiraGTx Holdings plc*	19	128
WaVe Life Sciences Ltd.*	35	127
Harvard Bioscience, Inc.*	23	126
Design Therapeutics, Inc.*	20	126
Lexicon Pharmaceuticals, Inc.*	55	126
Astria Therapeutics, Inc.*	15	125
UroGen Pharma Ltd.*	12	124
Monte Rosa Therapeutics, Inc.*	18	123
Karyopharm Therapeutics, Inc.*	68	122
Immuneering Corp. — Class A*	12	122
Actinium Pharmaceuticals, Inc.*	16	119

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Janux Therapeutics, Inc.*	10	$119
Ovid therapeutics, Inc.*	36	118
Eagle Pharmaceuticals, Inc.*	6	117
Nautilus Biotechnology, Inc.*	30	116
Zynex, Inc.*	12	115
Village Super Market, Inc. — Class A	5	114
BRC, Inc. — Class A*	22	113
NanoString Technologies, Inc.*	28	113
HF Foods Group, Inc.*	24	113
Information Services Group, Inc.	21	113
Theseus Pharmaceuticals, Inc.*	12	112
Sangamo Therapeutics, Inc.*	86	112
Inozyme Pharma, Inc.*	20	111
Celcuity, Inc.*	10	110
SoundThinking, Inc.*	5	109
Nature’s Sunshine Products, Inc.*	8	109
Lineage Cell Therapeutics, Inc.*,1	77	109
CVRx, Inc.*	7	108
Joint Corp.*	8	108
Performant Financial Corp.*	40	108
Quantum-Si, Inc.*	60	107
Zevra Therapeutics, Inc.*	21	107
CorMedix, Inc.*	27	107
InfuSystem Holdings, Inc.*	11	106
Humacyte, Inc.*	37	106
Kezar Life Sciences, Inc.*	43	105
Aerovate Therapeutics, Inc.*	6	103
Altimmune, Inc.*	29	102
Rallybio Corp.*	18	102
Alico, Inc.	4	102
Gritstone bio, Inc.*	52	101
ClearPoint Neuro, Inc.*	14	101
Seneca Foods Corp. — Class A*	3	98
ALX Oncology Holdings, Inc.*	13	98
Cadiz, Inc.*	24	97
Fennec Pharmaceuticals, Inc.*	11	97
Acacia Research Corp.*	23	96
Annexon, Inc.*	27	95
Lincoln Educational Services Corp.*	14	94
Vigil Neuroscience, Inc.*	10	94
ARS Pharmaceuticals, Inc.*	14	94
Precigen, Inc.*	81	93
Waldencast plc — Class A*	12	93
Atara Biotherapeutics, Inc.*	57	92
Tela Bio, Inc.*	9	91
Tango Therapeutics, Inc.*	27	90
Citius Pharmaceuticals, Inc.*	73	88
PDS Biotechnology Corp.*	17	86
Ikena Oncology, Inc.*	13	85
Allovir, Inc.*	25	85
Foghorn Therapeutics, Inc.*	12	84
Omega Therapeutics, Inc.*	15	84
Innovage Holding Corp.*	11	82
Akoya Biosciences, Inc.*	11	81
Sanara Medtech, Inc.*	2	80
Cara Therapeutics, Inc.*	28	79
Semler Scientific, Inc.*	3	79
HireQuest, Inc.	3	78
BioAtla, Inc.*	26	78
Selecta Biosciences, Inc.*	69	77
Vicarious Surgical, Inc.*	42	77
Cue Biopharma, Inc.*	21	77
XOMA Corp.*	4	76
Merrimack Pharmaceuticals, Inc.*	6	74
Natural Grocers by Vitamin Cottage, Inc.	6	74
Bioxcel Therapeutics, Inc.*	11	73
KORU Medical Systems, Inc.*	21	72
Poseida Therapeutics, Inc.*	41	72
Heron Therapeutics, Inc.*	62	72
Pulse Biosciences, Inc.*	10	72
P3 Health Partners, Inc.*	24	72
Cipher Mining, Inc.*	25	71
Quad/Graphics, Inc.*	19	71
CPI Card Group, Inc.*	3	70
Verrica Pharmaceuticals, Inc.*	12	69
CompoSecure, Inc.*	10	69
Aadi Bioscience, Inc.*	10	68
Protalix BioTherapeutics, Inc.*	34	68
Vor BioPharma, Inc.*	22	68
NGM Biopharmaceuticals, Inc.*	26	67
Longboard Pharmaceuticals, Inc.*	9	66
Genelux Corp.*	2	65
Acrivon Therapeutics, Inc.*	5	65
Zevia PBC — Class A*	15	65
IGM Biosciences, Inc.*	7	65
Beyond Air, Inc.*	15	64
Nuvectis Pharma, Inc.*	4	64
Vaxxinity, Inc. — Class A*,1	25	63
AirSculpt Technologies, Inc.	7	60
Trevi Therapeutics, Inc.*	25	60
Third Harmonic Bio, Inc.*	12	58
Rent the Runway, Inc. — Class A*	29	57
Optinose, Inc.*	44	54
Biote Corp. — Class A*	8	54
PepGen, Inc.*	6	54
Bakkt Holdings, Inc.*,1	42	52
Aveanna Healthcare Holdings, Inc.*	30	51
Larimar Therapeutics, Inc.*	15	47
Century Therapeutics, Inc.*	14	44
Graphite Bio, Inc.*	17	44
Adicet Bio, Inc.*	18	44
Zura Bio Ltd.*	5	41
Eyenovia, Inc.*	17	40
Priority Technology Holdings, Inc.*	11	40
Nkarta, Inc.*	18	39
Reneo Pharmaceuticals, Inc.*	6	39
MarketWise, Inc.	19	38
Thorne HealthTech, Inc.*	8	38
Emerald Holding, Inc.*	9	37
Bright Green Corp.*	36	36
Forafric Global plc*	3	33
ViewRay, Inc.*	89	31

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 87

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Ocean Biomedical, Inc.*	5	$30
Prelude Therapeutics, Inc.*	6	27
Ispire Technology, Inc.*	2	18
Orchestra BioMed Holdings, Inc.*	2	14
Rain Oncology, Inc.*	10	12
BioVie, Inc.*	2	9
Babylon Holdings Ltd. — Class A*	6	—
Ligand Pharmaceuticals, Inc.*, ††	3	—
Ligand Pharmaceuticals, Inc.*, ††	3	—

Total Consumer, Non-cyclical		348,530

Financial - 7.7%
Selective Insurance Group, Inc.	36	3,454
Ryman Hospitality Properties, Inc. REIT	35	3,252
SouthState Corp.	45	2,961
Essent Group Ltd.	63	2,948
Terreno Realty Corp. REIT	49	2,945
Kite Realty Group Trust REIT	130	2,904
Home BancShares, Inc.	114	2,599
PotlatchDeltic Corp. REIT	47	2,484
Independence Realty Trust, Inc. REIT	135	2,460
Old National Bancorp	175	2,439
American Equity Investment Life Holding Co.	46	2,397
Phillips Edison & Company, Inc. REIT	70	2,386
Radian Group, Inc.	94	2,376
United Bankshares, Inc.	78	2,314
First Financial Bankshares, Inc.	78	2,222
Blackstone Mortgage Trust, Inc. — Class A REIT	103	2,143
Cadence Bank	109	2,141
Essential Properties Realty Trust, Inc. REIT	89	2,095
Glacier Bancorp, Inc.	67	2,088
Mr Cooper Group, Inc.*	40	2,026
Valley National Bancorp	258	1,999
Hancock Whitney Corp.	52	1,996
Physicians Realty Trust REIT	142	1,987
Apple Hospitality REIT, Inc.	129	1,949
FTAI Aviation Ltd.	59	1,868
Focus Financial Partners, Inc. — Class A*	35	1,838
Moelis & Co. — Class A	40	1,814
Hamilton Lane, Inc. — Class A	22	1,760
Broadstone Net Lease, Inc. REIT	112	1,729
United Community Banks, Inc.	69	1,724
Enstar Group Ltd.*	7	1,710
LXP Industrial Trust REIT	173	1,687
Sabra Health Care REIT, Inc.	138	1,624
CNO Financial Group, Inc.	68	1,610
Corporate Office Properties Trust REIT	67	1,591
Arbor Realty Trust, Inc. REIT[1]	107	1,586
UMB Financial Corp.	26	1,583
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	62	1,550
Upstart Holdings, Inc.*	43	1,540
SITE Centers Corp. REIT	114	1,507
Walker & Dunlop, Inc.	19	1,503
Community Bank System, Inc.	32	1,500
Jackson Financial, Inc. — Class A	49	1,500
Texas Capital Bancshares, Inc.*	29	1,493
Associated Banc-Corp.	90	1,461
Artisan Partners Asset Management, Inc. — Class A	37	1,454
Macerich Co. REIT	129	1,454
Genworth Financial, Inc. — Class A*	290	1,450
International Bancshares Corp.	32	1,414
WSFS Financial Corp.	37	1,396
McGrath RentCorp	15	1,387
Outfront Media, Inc. REIT	88	1,383
Ameris Bancorp	40	1,368
Cathay General Bancorp	42	1,352
Tanger Factory Outlet Centers, Inc. REIT	61	1,346
Axos Financial, Inc.*	34	1,341
Four Corners Property Trust, Inc. REIT	52	1,321
National Health Investors, Inc. REIT	25	1,311
First BanCorp	106	1,295
Simmons First National Corp. — Class A	75	1,294
Piper Sandler Cos.	10	1,293
Douglas Emmett, Inc. REIT	102	1,282
Equity Commonwealth REIT	63	1,276
NMI Holdings, Inc. — Class A*	49	1,265
Sunstone Hotel Investors, Inc. REIT	124	1,255
Innovative Industrial Properties, Inc. REIT	17	1,241
ServisFirst Bancshares, Inc.	30	1,228
BancFirst Corp.	13	1,196
CareTrust REIT, Inc.	60	1,192
Pacific Premier Bancorp, Inc.	57	1,179
SL Green Realty Corp. REIT[1]	39	1,172
First Interstate BancSystem, Inc. — Class A	49	1,168
Atlantic Union Bankshares Corp.	45	1,168
Kennedy-Wilson Holdings, Inc.	71	1,159
Independent Bank Corp.	26	1,157
Fulton Financial Corp.	97	1,156
First Financial Bancorp	56	1,145
Eastern Bankshares, Inc.	93	1,141
Pagseguro Digital Ltd. — Class A*	119	1,123
Seacoast Banking Corporation of Florida	50	1,105
Ready Capital Corp. REIT	96	1,083
Urban Edge Properties REIT	69	1,065
PennyMac Financial Services, Inc.	15	1,055
CVB Financial Corp.	79	1,049
Bancorp, Inc.*	32	1,045
PJT Partners, Inc. — Class A	15	1,045
Washington Federal, Inc.	39	1,034
Navient Corp.	55	1,022
Pebblebrook Hotel Trust REIT	73	1,018
St. Joe Co.	21	1,015
DiamondRock Hospitality Co. REIT	126	1,009
JBG SMITH Properties REIT	67	1,008
Retail Opportunity Investments Corp. REIT	74	1,000
First Merchants Corp.	35	988
TowneBank	42	976
RLJ Lodging Trust REIT	95	976

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Apollo Commercial Real Estate Finance, Inc. REIT	85	$962
Enova International, Inc.*	18	956
InvenTrust Properties Corp. REIT	41	949
Bank of Hawaii Corp.	23	948
BankUnited, Inc.	44	948
Bread Financial Holdings, Inc.	30	942
Cohen & Steers, Inc.	16	928
Park National Corp.	9	921
StoneX Group, Inc.*	11	914
Getty Realty Corp. REIT	27	913
Hilltop Holdings, Inc.	28	881
Banner Corp.	20	873
WesBanco, Inc.	34	871
Palomar Holdings, Inc.*	15	871
Cannae Holdings, Inc.*	43	869
Nelnet, Inc. — Class A	9	868
BRP Group, Inc. — Class A*	35	867
Renasant Corp.	33	862
Enterprise Financial Services Corp.	22	860
Elme Communities REIT	52	855
Service Properties Trust REIT	98	852
BGC Partners, Inc. — Class A	188	833
eXp World Holdings, Inc.	41	831
Xenia Hotels & Resorts, Inc. REIT	67	825
Compass Diversified Holdings	38	824
Bank of NT Butterfield & Son Ltd.	30	821
Goosehead Insurance, Inc. — Class A*	13	818
City Holding Co.	9	810
Cushman & Wakefield plc*	99	810
Acadia Realty Trust REIT	56	806
Northwest Bancshares, Inc.	76	806
Two Harbors Investment Corp. REIT	58	805
Chimera Investment Corp. REIT	139	802
Alexander & Baldwin, Inc. REIT	43	799
Easterly Government Properties, Inc. REIT	55	797
NBT Bancorp, Inc.	25	796
StepStone Group, Inc. — Class A	32	794
LTC Properties, Inc. REIT	24	792
Virtus Investment Partners, Inc.	4	790
Triumph Financial, Inc.*	13	789
Redfin Corp.*	63	782
First Commonwealth Financial Corp.	61	772
Trustmark Corp.	36	760
Radius Global Infrastructure, Inc. — Class A*	51	760
Independent Bank Group, Inc.	22	760
Apartment Investment and Management Co. — Class A REIT	89	758
Veris Residential, Inc. REIT*	47	754
Pathward Financial, Inc.	16	742
Horace Mann Educators Corp.	25	741
Ladder Capital Corp. — Class A REIT	68	738
OFG Bancorp	28	730
Lakeland Financial Corp.	15	728
Stock Yards Bancorp, Inc.	16	726
Provident Financial Services, Inc.	44	719
Farmer Mac — Class C	5	719
PennyMac Mortgage Investment Trust REIT	53	714
First Bancorp	24	714
Franklin BSP Realty Trust, Inc. REIT	50	708
Heartland Financial USA, Inc.	25	697
MFA Financial, Inc. REIT	61	686
Encore Capital Group, Inc.*	14	681
Stellar Bancorp, Inc.	29	664
NETSTREIT Corp.	37	661
Stewart Information Services Corp.	16	658
Uniti Group, Inc. REIT	142	656
Safety Insurance Group, Inc.	9	645
National Bank Holdings Corp. — Class A	22	639
Global Net Lease, Inc. REIT	62	637
TriCo Bancshares	19	631
S&T Bancorp, Inc.	23	625
LendingClub Corp.*	64	624
ARMOUR Residential REIT, Inc [1]	117	624
First Busey Corp.	31	623
Compass, Inc. — Class A*	178	623
Westamerica BanCorp	16	613
Claros Mortgage Trust, Inc.	54	612
Employers Holdings, Inc.	16	599
Plymouth Industrial REIT, Inc.	26	599
Empire State Realty Trust, Inc. — Class A REIT	79	592
NexPoint Residential Trust, Inc. REIT	13	591
Sandy Spring Bancorp, Inc.	26	590
FB Financial Corp.	21	589
PacWest Bancorp	72	587
AMERISAFE, Inc.	11	586
Hope Bancorp, Inc.	69	581
Argo Group International Holdings Ltd.*	19	563
WisdomTree, Inc.	82	562
American Assets Trust, Inc. REIT	29	557
Veritex Holdings, Inc.	31	556
Centerspace REIT	9	552
OceanFirst Financial Corp.	35	547
Nicolet Bankshares, Inc.	8	543
Necessity Retail REIT, Inc.	80	541
Berkshire Hills Bancorp, Inc.	26	539
Ellington Financial, Inc. REIT	39	538
Piedmont Office Realty Trust, Inc. — Class A REIT	74	538
Victory Capital Holdings, Inc. — Class A	17	536
New York Mortgage Trust, Inc. REIT	54	536
RPT Realty REIT	51	533
Peoples Bancorp, Inc.	20	531
UMH Properties, Inc. REIT	33	527
Live Oak Bancshares, Inc.	20	526
PRA Group, Inc.*	23	525
BrightSpire Capital, Inc. REIT	77	518
Avantax, Inc.*	23	515
Customers Bancorp, Inc.*	17	514
B Riley Financial, Inc.[1]	11	506

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 89

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Lemonade, Inc.*,1	30	$505
Bank First Corp.	6	499
Origin Bancorp, Inc.	17	498
Newmark Group, Inc. — Class A	80	498
SiriusPoint Ltd.*	55	497
Lakeland Bancorp, Inc.	37	495
Community Healthcare Trust, Inc. REIT	15	495
Paramount Group, Inc. REIT	110	487
Mercury General Corp.	16	484
ProAssurance Corp.	32	483
Peakstone Realty Trust REIT	17	475
Brandywine Realty Trust REIT	102	474
Trupanion, Inc.*	24	472
Southside Bancshares, Inc.	18	471
Capitol Federal Financial, Inc.	76	469
Armada Hoffler Properties, Inc. REIT	40	467
First Bancshares, Inc.	18	465
German American Bancorp, Inc.	17	462
Patria Investments Ltd. — Class A	32	458
Brookline Bancorp, Inc.	52	454
Enact Holdings, Inc.	18	452
Tompkins Financial Corp.	8	446
International Money Express, Inc.*	18	441
Marcus & Millichap, Inc.	14	441
Preferred Bank/Los Angeles CA	8	440
Redwood Trust, Inc. REIT	68	433
Anywhere Real Estate, Inc.*	64	428
Safehold, Inc. REIT	18	427
KKR Real Estate Finance Trust, Inc. REIT	35	426
1st Source Corp.	10	419
National Western Life Group, Inc. — Class A	1	416
QCR Holdings, Inc.	10	410
Summit Hotel Properties, Inc. REIT	63	410
Dynex Capital, Inc. REIT	32	403
James River Group Holdings Ltd.	22	402
Brightsphere Investment Group, Inc.	19	398
AssetMark Financial Holdings, Inc.*	13	386
Applied Digital Corp.*,1	41	383
Banc of California, Inc.	33	382
Eagle Bancorp, Inc.	18	381
Universal Health Realty Income Trust REIT	8	381
Ambac Financial Group, Inc.*	26	370
Dime Community Bancshares, Inc.	21	370
Farmland Partners, Inc. REIT	30	366
ConnectOne Bancorp, Inc.	22	365
Urstadt Biddle Properties, Inc. — Class A REIT	17	361
CBL & Associates Properties, Inc. REIT	16	353
Hudson Pacific Properties, Inc. REIT	82	346
Diamond Hill Investment Group, Inc.	2	343
Heritage Financial Corp.	21	340
Old Second Bancorp, Inc.	26	340
Premier Financial Corp.	21	336
Global Medical REIT, Inc.	36	329
First Community Bankshares, Inc.	11	327
Gladstone Land Corp. REIT	20	325
Diversified Healthcare Trust REIT	143	322
Community Trust Bancorp, Inc.	9	320
TrustCo Bank Corporation NY	11	315
Ares Commercial Real Estate Corp. REIT	31	315
Columbia Financial, Inc.*	18	311
Univest Financial Corp.	17	307
TPG RE Finance Trust, Inc. REIT	41	304
Brookfield Business Corp. — Class A	16	302
Gladstone Commercial Corp. REIT	24	297
United Fire Group, Inc.	13	295
P10, Inc. — Class A	26	294
Heritage Commerce Corp.	35	290
Invesco Mortgage Capital, Inc. REIT	25	287
Whitestone REIT — Class B	29	281
Camden National Corp.	9	279
Northfield Bancorp, Inc.	25	275
F&G Annuities & Life, Inc.	11	273
Farmers National Banc Corp.	22	272
Cambridge Bancorp	5	272
Chatham Lodging Trust REIT	29	271
Byline Bancorp, Inc.	15	271
Peapack-Gladstone Financial Corp.	10	271
Horizon Bancorp, Inc.	26	271
CrossFirst Bankshares, Inc.*	27	270
Hanmi Financial Corp.	18	269
Washington Trust Bancorp, Inc.	10	268
World Acceptance Corp.*	2	268
First Mid Bancshares, Inc.	11	266
Midland States Bancorp, Inc.	13	259
Amerant Bancorp, Inc.	15	258
Saul Centers, Inc. REIT	7	258
Burke & Herbert Financial Services Corp.	4	257
Great Southern Bancorp, Inc.	5	254
Central Pacific Financial Corp.	16	251
MBIA, Inc.*	29	251
Mercantile Bank Corp.	9	249
HCI Group, Inc.	4	247
Capital City Bank Group, Inc.	8	245
Kearny Financial Corp.	34	240
Orchid Island Capital, Inc. REIT	23	238
Universal Insurance Holdings, Inc.	15	231
FRP Holdings, Inc.*	4	230
Merchants Bancorp	9	230
First Financial Corp.	7	227
Coastal Financial Corp.*	6	226
NexPoint Diversified Real Estate Trust REIT	18	225
Orion Office REIT, Inc.	34	225
Citizens Financial Services, Inc.	3	223
Office Properties Income Trust REIT	29	223
CTO Realty Growth, Inc. REIT	13	223
NewtekOne, Inc.	14	223
Bar Harbor Bankshares	9	222
FTAI Infrastructure, Inc.	59	218
HarborOne Bancorp, Inc.	25	217
Hingham Institution For Savings The	1	213

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Republic Bancorp, Inc. — Class A	5	$212
CNB Financial Corp.	12	212
Business First Bancshares, Inc.	14	211
Tiptree, Inc. — Class A	14	210
Flushing Financial Corp.	17	209
RMR Group, Inc. — Class A	9	209
Metropolitan Bank Holding Corp.*	6	208
Northeast Bank	5	208
Perella Weinberg Partners	25	208
Carter Bankshares, Inc.*	14	207
Equity Bancshares, Inc. — Class A	9	205
Independent Bank Corp.	12	204
One Liberty Properties, Inc. REIT	10	203
Alerus Financial Corp.	11	198
Metrocity Bankshares, Inc.	11	197
SmartFinancial, Inc.	9	194
RE/MAX Holdings, Inc. — Class A	10	193
Southern Missouri Bancorp, Inc.	5	192
GCM Grosvenor, Inc. — Class A	25	188
NerdWallet, Inc. — Class A*	20	188
HomeTrust Bancshares, Inc.	9	188
West BanCorp, Inc.	10	184
Alexander’s, Inc. REIT	1	184
Esquire Financial Holdings, Inc.	4	183
Arrow Financial Corp.	9	181
Farmers & Merchants Bancorp Incorporated/Archbold OH	8	180
Five Star Bancorp	8	179
Amalgamated Financial Corp.	11	177
Mid Penn Bancorp, Inc.	8	177
Peoples Financial Services Corp.	4	175
Bit Digital, Inc.*	43	175
American National Bankshares, Inc.	6	174
Citizens & Northern Corp.	9	174
Enterprise Bancorp, Inc.	6	174
MidWestOne Financial Group, Inc.	8	171
ACNB Corp.	5	166
Granite Point Mortgage Trust, Inc. REIT	31	164
Postal Realty Trust, Inc. — Class A REIT	11	162
Forge Global Holdings, Inc.*	66	160
Waterstone Financial, Inc.	11	159
Bank of Marin Bancorp	9	159
Greenlight Capital Re Ltd. — Class A*	15	158
Selectquote, Inc.*	81	158
South Plains Financial, Inc.	7	158
Braemar Hotels & Resorts, Inc. REIT	39	157
Civista Bancshares, Inc.	9	157
First of Long Island Corp.	13	156
Regional Management Corp.	5	152
Skyward Specialty Insurance Group, Inc.*,1	6	152
Blue Foundry Bancorp*	15	152
Chicago Atlantic Real Estate Finance, Inc. REIT	10	151
Macatawa Bank Corp.	16	148
MVB Financial Corp.	7	148
HBT Financial, Inc.	8	147
First Business Financial Services, Inc.	5	147
Red River Bancshares, Inc.	3	147
Capstar Financial Holdings, Inc.	12	147
First Bancorp, Inc.	6	146
Investors Title Co.	1	146
Fidelity D&D Bancorp, Inc.	3	146
Summit Financial Group, Inc.	7	145
Financial Institutions, Inc.	9	142
John Marshall Bancorp, Inc.	7	141
Legacy Housing Corp.*	6	139
BRT Apartments Corp. REIT	7	139
Sierra Bancorp	8	136
Guaranty Bancshares, Inc.	5	135
Middlefield Banc Corp.	5	134
Home Bancorp, Inc.	4	133
LendingTree, Inc.*	6	133
Sculptor Capital Management, Inc.	15	132
Alpine Income Property Trust, Inc. REIT	8	130
Donegal Group, Inc. — Class A	9	130
City Office REIT, Inc.	23	128
Timberland Bancorp, Inc.	5	128
Shore Bancshares, Inc.	11	127
Third Coast Bancshares, Inc.*	8	127
Atlanticus Holdings Corp.*	3	126
AFC Gamma, Inc. REIT	10	124
Southern First Bancshares, Inc.*	5	124
First Foundation, Inc.	31	123
Silvercrest Asset Management Group, Inc. — Class A	6	121
eHealth, Inc.*	15	121
FS Bancorp, Inc.	4	120
Ocwen Financial Corp.*	4	120
RBB Bancorp	10	119
Greene County Bancorp, Inc.	4	119
Northeast Community Bancorp, Inc.	8	119
Bridgewater Bancshares, Inc.*	12	118
Norwood Financial Corp.	4	118
Northrim BanCorp, Inc.	3	118
Codorus Valley Bancorp, Inc.	6	118
Star Holdings*	8	117
BayCom Corp.	7	117
Hersha Hospitality Trust — Class A REIT	19	116
Orrstown Financial Services, Inc.	6	115
Maiden Holdings Ltd.*	54	113
Orange County Bancorp, Inc.	3	111
Capital Bancorp, Inc.	6	109
FVCBankcorp, Inc.*	10	108
C&F Financial Corp.	2	107
Douglas Elliman, Inc.	48	107
Plumas Bancorp	3	107
BCB Bancorp, Inc.	9	106
Ponce Financial Group, Inc.*	12	104
First Bank/Hamilton NJ	10	104
PCB Bancorp	7	103
Parke Bancorp, Inc.	6	102
Primis Financial Corp.	12	101

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Oak Valley Bancorp	4	$101
Penns Woods Bancorp, Inc.	4	100
Crawford & Co. — Class A	9	100
AlTi Global, Inc.*	13	100
Hippo Holdings, Inc.*	6	99
Bankwell Financial Group, Inc.	4	97
Blue Ridge Bankshares, Inc.	11	97
Virginia National Bankshares Corp.	3	96
Unity Bancorp, Inc.	4	94
Colony Bankcorp, Inc.	10	94
First Western Financial, Inc.*	5	93
Central Valley Community Bancorp	6	93
ChoiceOne Financial Services, Inc.	4	92
MainStreet Bancshares, Inc.	4	91
Ames National Corp.	5	90
LCNB Corp.	6	89
National Bankshares, Inc.	3	88
Southern States Bancshares, Inc.	4	84
Princeton Bancorp, Inc.	3	82
Community Financial Corp.	3	81
Stratus Properties, Inc.	3	79
Nexpoint Real Estate Finance, Inc. REIT	5	78
Chemung Financial Corp.	2	77
Evans Bancorp, Inc.	3	75
ESSA Bancorp, Inc.	5	75
NI Holdings, Inc.*	5	74
Maui Land & Pineapple Company, Inc.*	5	71
Sterling Bancorp, Inc.*	13	71
Consumer Portfolio Services, Inc.*	6	70
First Community Corp.	4	69
HomeStreet, Inc.	11	65
Pioneer Bancorp, Inc.*	7	63
Security National Financial Corp. — Class A*	7	62
USCB Financial Holdings, Inc.*	6	61
Finance of America Companies, Inc. — Class A*	32	61
Angel Oak Mortgage REIT, Inc.	7	58
Velocity Financial, Inc.*	5	58
Luther Burbank Corp.	6	54
United Insurance Holdings Corp.*	12	54
Bank7 Corp.	2	49
Kingsway Financial Services, Inc.*	6	49
Paysign, Inc.*	19	47
Clipper Realty, Inc. REIT	8	45
GoHealth, Inc. — Class A*	2	39
Transcontinental Realty Investors, Inc.*	1	37
SWK Holdings Corp.*	2	33
American Realty Investors, Inc.*	1	22
OppFi, Inc.*	6	12
Home Point Capital, Inc.*	5	12
Total Financial		287,470

Industrial - 5.8%
Chart Industries, Inc.*	25	3,995
Novanta, Inc.*	21	3,866
Atkore, Inc.*	24	3,743
Simpson Manufacturing Company, Inc.	26	3,601
UFP Industries, Inc.	36	3,494
Comfort Systems USA, Inc.	21	3,448
Applied Industrial Technologies, Inc.	23	3,331
Casella Waste Systems, Inc. — Class A*	33	2,985
Watts Water Technologies, Inc. — Class A	16	2,940
Franklin Electric Company, Inc.	28	2,881
Mueller Industries, Inc.	33	2,880
Fabrinet*	22	2,857
Exponent, Inc.	30	2,800
EnerSys	25	2,713
GATX Corp.	21	2,704
Summit Materials, Inc. — Class A*	71	2,687
Badger Meter, Inc.	18	2,656
Aerojet Rocketdyne Holdings, Inc.*	48	2,634
AAON, Inc.	27	2,560
Fluor Corp.*	85	2,516
Advanced Energy Industries, Inc.	22	2,452
Terex Corp.	40	2,393
Belden, Inc.	25	2,391
Zurn Elkay Water Solutions Corp.	88	2,366
Federal Signal Corp.	36	2,305
John Bean Technologies Corp.	19	2,305
Vishay Intertechnology, Inc.	77	2,264
SPX Technologies, Inc.*	26	2,209
Arcosa, Inc.	29	2,197
Boise Cascade Co.	24	2,168
Hillenbrand, Inc.	41	2,102
Sanmina Corp.*	34	2,049
O-I Glass, Inc.*	93	1,984
Itron, Inc.*	27	1,947
Dycom Industries, Inc.*	17	1,932
Bloom Energy Corp. — Class A*	115	1,880
Encore Wire Corp.	10	1,859
Moog, Inc. — Class A	17	1,843
Albany International Corp. — Class A	19	1,772
EnPro Industries, Inc.	13	1,736
Joby Aviation, Inc.*	166	1,703
Forward Air Corp.	16	1,698
Werner Enterprises, Inc.	38	1,679
Cactus, Inc. — Class A	39	1,651
Matson, Inc.	21	1,632
Hub Group, Inc. — Class A*	20	1,606
Plexus Corp.*	16	1,572
RXO, Inc.*	69	1,564
Frontdoor, Inc.*	49	1,563
Kadant, Inc.	7	1,555
ESCO Technologies, Inc.	15	1,554
AeroVironment, Inc.*	15	1,534
Mueller Water Products, Inc. — Class A	93	1,509
CSW Industrials, Inc.	9	1,496
Enovix Corp.*	82	1,479
Scorpio Tankers, Inc.	31	1,464
Energizer Holdings, Inc.	43	1,444
MYR Group, Inc.*	10	1,384
ArcBest Corp.	14	1,383

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Materion Corp.	12	$1,370
Kennametal, Inc.	48	1,363
Masonite International Corp.*	13	1,332
Helios Technologies, Inc.	20	1,322
Knife River Corp.*	30	1,305
Worthington Industries, Inc.	18	1,250
Trinity Industries, Inc.	48	1,234
Golar LNG Ltd.	61	1,230
Barnes Group, Inc.	29	1,224
AAR Corp.*	21	1,213
Gibraltar Industries, Inc.*	19	1,195
Alamo Group, Inc.	6	1,103
Kratos Defense & Security Solutions, Inc.*	75	1,075
OSI Systems, Inc.*	9	1,060
Griffon Corp.	26	1,048
Granite Construction, Inc.	26	1,034
Greif, Inc. — Class A	15	1,033
Modine Manufacturing Co.*	31	1,024
PGT Innovations, Inc.*	35	1,020
Mirion Technologies, Inc.*	120	1,014
Sterling Infrastructure, Inc.*	18	1,004
Rocket Lab USA, Inc.*	166	996
Standex International Corp.	7	990
Knowles Corp.*	54	975
Primoris Services Corp.	32	975
Hillman Solutions Corp.*	103	928
Energy Recovery, Inc.*	33	922
Enerpac Tool Group Corp.	34	918
International Seaways, Inc.	24	918
Masterbrand, Inc.*	77	895
JELD-WEN Holding, Inc.*	51	895
Tennant Co.	11	892
NV5 Global, Inc.*	8	886
TTM Technologies, Inc.*	61	848
Lindsay Corp.	7	835
Greenbrier Companies, Inc.	19	819
CTS Corp.	19	810
World Kinect Corp.	37	765
American Woodmark Corp.*	10	764
Construction Partners, Inc. — Class A*	24	753
Marten Transport Ltd.	35	753
PureCycle Technologies, Inc.*	69	738
NEXTracker, Inc. — Class A*	18	717
Montrose Environmental Group, Inc.*	17	716
Vicor Corp.*	13	702
DHT Holdings, Inc.	82	699
Columbus McKinnon Corp.	17	691
TriMas Corp.	25	687
Napco Security Technologies, Inc.	19	658
AZZ, Inc.	15	652
SFL Corporation Ltd.	69	644
Air Transport Services Group, Inc.*	34	642
Ichor Holdings Ltd.*	17	638
Astec Industries, Inc.	14	636
CIRCOR International, Inc.*	11	621
Apogee Enterprises, Inc.	13	617
Chase Corp.	5	606
GrafTech International Ltd.	116	585
Ryerson Holding Corp.	13	564
TimkenSteel Corp.*	26	561
Proto Labs, Inc.*	16	559
Golden Ocean Group Ltd.	73	551
FLEX LNG Ltd.	18	550
Janus International Group, Inc.*	51	544
Benchmark Electronics, Inc.	21	542
Teekay Tankers Ltd. — Class A	14	535
Thermon Group Holdings, Inc.*	20	532
Sturm Ruger & Company, Inc.	10	530
Leonardo DRS, Inc.*	30	520
Dorian LPG Ltd.	19	487
MicroVision, Inc.*	106	486
Triumph Group, Inc.*	38	470
Enviri Corp.*	47	464
Heartland Express, Inc.	28	459
Li-Cycle Holdings Corp.*	82	455
Nordic American Tankers Ltd.	123	451
CryoPort, Inc.*	26	449
Myers Industries, Inc.	22	427
Xometry, Inc. — Class A*	20	424
SmartRent, Inc.*	110	421
Kaman Corp.	17	414
Gorman-Rupp Co.	14	404
Evolv Technologies Holdings, Inc.*	67	402
nLight, Inc.*	26	401
Manitowoc Company, Inc.*	21	396
Kimball Electronics, Inc.*	14	387
Mesa Laboratories, Inc.	3	386
Eagle Bulk Shipping, Inc.[1]	8	384
Archer Aviation, Inc. — Class A*	91	375
Smith & Wesson Brands, Inc.	27	352
Genco Shipping & Trading Ltd.	25	351
Bel Fuse, Inc. — Class B	6	344
Insteel Industries, Inc.	11	342
Heritage-Crystal Clean, Inc.*	9	340
Hyster-Yale Materials Handling, Inc.	6	335
DXP Enterprises, Inc.*	9	328
LSB Industries, Inc.*	33	325
Allied Motion Technologies, Inc.	8	320
GoPro, Inc. — Class A*	77	319
Great Lakes Dredge & Dock Corp.*	39	318
Astronics Corp.*	16	318
Argan, Inc.	8	315
Clearwater Paper Corp.*	10	313
Ardmore Shipping Corp.	25	309
Ducommun, Inc.*	7	305
Powell Industries, Inc.	5	303
Stoneridge, Inc.*	16	302
Olympic Steel, Inc.	6	294
NVE Corp.	3	292
IES Holdings, Inc.*	5	285
Costamare, Inc.	29	280
Cadre Holdings, Inc.	12	261

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Teekay Corp.*	40	$242
CECO Environmental Corp.*	18	240
Aspen Aerogels, Inc.*	30	237
Greif, Inc. — Class B	3	232
Luxfer Holdings plc	16	228
AerSale Corp.*	15	220
National Presto Industries, Inc.	3	220
Covenant Logistics Group, Inc. — Class A	5	219
NuScale Power Corp.*	32	218
Omega Flex, Inc.	2	208
Babcock & Wilcox Enterprises, Inc.*	35	207
LSI Industries, Inc.	16	201
FARO Technologies, Inc.*	12	194
Bowman Consulting Group Ltd.*	6	191
Pactiv Evergreen, Inc.	24	182
Northwest Pipe Co.*	6	181
Tutor Perini Corp.*	25	179
Daseke, Inc.*	24	171
Blink Charging Co.*,1	28	168
Park Aerospace Corp.	12	166
Eastman Kodak Co.*	34	157
Pangaea Logistics Solutions Ltd.	22	149
Radiant Logistics, Inc.*	22	148
Comtech Telecommunications Corp.	16	146
Overseas Shipholding Group, Inc. — Class A*	34	142
Safe Bulkers, Inc.	42	137
Pure Cycle Corp.*	12	132
Akoustis Technologies, Inc.*	41	130
Limbach Holdings, Inc.*	5	124
Concrete Pumping Holdings, Inc.*	15	121
Ranpak Holdings Corp.*	26	117
Eve Holding, Inc.*	11	115
Universal Logistics Holdings, Inc.	4	115
AMMO, Inc.*	54	115
Core Molding Technologies, Inc.*	5	114
US Xpress Enterprises, Inc. — Class A*	18	111
Sight Sciences, Inc.*	13	108
PAM Transportation Services, Inc.*	4	107
Tredegar Corp.	16	107
Turtle Beach Corp.*	9	105
Iteris, Inc.*	25	99
Park-Ohio Holdings Corp.	5	95
Gencor Industries, Inc.*	6	93
Mistras Group, Inc.*	12	93
SKYX Platforms Corp.*	34	90
908 Devices, Inc.*	13	89
Himalaya Shipping Ltd.*	16	89
Mayville Engineering Company, Inc.*	7	87
Latham Group, Inc.*	23	85
374Water, Inc.*	35	84
LanzaTech Global, Inc.*	12	82
ESS Tech, Inc.*	54	80
Charge Enterprises, Inc.*	80	78
Willis Lease Finance Corp.*	2	78
Intevac, Inc.*	15	56
Karat Packaging, Inc.	3	55
Transphorm, Inc.*	16	54
Berkshire Grey, Inc.*	38	54
INNOVATE Corp.*	27	47
NL Industries, Inc.	5	28
Amprius Technologies, Inc.*	3	22
Southland Holdings, Inc.*	2	17
Redwire Corp.*	5	13
Total Industrial		216,107

Consumer, Cyclical - 4.5%
Light & Wonder, Inc. — Class A*	55	3,782
Meritage Homes Corp.	22	3,130
Asbury Automotive Group, Inc.*	13	3,125
Taylor Morrison Home Corp. — Class A*	63	3,072
Fox Factory Holding Corp.*	25	2,713
Visteon Corp.*	17	2,441
Academy Sports & Outdoors, Inc.	45	2,432
Beacon Roofing Supply, Inc.*	29	2,406
Goodyear Tire & Rubber Co.*	168	2,298
KB Home	44	2,275
Hilton Grand Vacations, Inc.*	49	2,226
Adient plc*	57	2,184
Skyline Champion Corp.*	32	2,094
International Game Technology plc	65	2,073
Group 1 Automotive, Inc.	8	2,065
FirstCash Holdings, Inc.	22	2,053
Installed Building Products, Inc.	14	1,962
Tri Pointe Homes, Inc.*	59	1,939
LCI Industries	15	1,895
Shake Shack, Inc. — Class A*	23	1,788
Signet Jewelers Ltd.	27	1,762
JetBlue Airways Corp.*	197	1,745
GMS, Inc.*	25	1,730
Topgolf Callaway Brands Corp.*	86	1,707
MDC Holdings, Inc.	35	1,637
LGI Homes, Inc.*	12	1,619
Papa John’s International, Inc.	21	1,550
Resideo Technologies, Inc.*	87	1,536
Boot Barn Holdings, Inc.*	18	1,524
Rush Enterprises, Inc. — Class A	25	1,519
Carvana Co.*	57	1,477
Cavco Industries, Inc.*	5	1,475
Steven Madden Ltd.	45	1,471
Bloomin’ Brands, Inc.	52	1,398
UniFirst Corp.	9	1,395
M/I Homes, Inc.*	16	1,395
Kontoor Brands, Inc.	33	1,389
SeaWorld Entertainment, Inc.*	24	1,344
Foot Locker, Inc.	49	1,328
Dana, Inc.	78	1,326
Red Rock Resorts, Inc. — Class A	28	1,310
Century Communities, Inc.	17	1,303
American Eagle Outfitters, Inc.	109	1,286
Dorman Products, Inc.*	16	1,261
Urban Outfitters, Inc.*	38	1,259
Sonos, Inc.*	76	1,241

94 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Cracker Barrel Old Country Store, Inc.	13	$1,211
Winnebago Industries, Inc.	18	1,200
SkyWest, Inc.*	29	1,181
XPEL, Inc.*	14	1,179
Jack in the Box, Inc.	12	1,170
Dave & Buster’s Entertainment, Inc.*	26	1,159
Allegiant Travel Co. — Class A*	9	1,137
Spirit Airlines, Inc.	66	1,133
Gentherm, Inc.*	20	1,130
Luminar Technologies, Inc.*,1	163	1,121
National Vision Holdings, Inc.*	46	1,117
Six Flags Entertainment Corp.*	43	1,117
PriceSmart, Inc.	15	1,111
Abercrombie & Fitch Co. — Class A*	29	1,093
Cinemark Holdings, Inc.*	66	1,089
Patrick Industries, Inc.	13	1,040
Acushnet Holdings Corp.	19	1,039
Veritiv Corp.	8	1,005
Cheesecake Factory, Inc.	29	1,003
Nu Skin Enterprises, Inc. — Class A	30	996
Leslie’s, Inc.*	106	995
OPENLANE, Inc.*	64	974
Hanesbrands, Inc.	210	953
Brinker International, Inc.*	26	952
Vista Outdoor, Inc.*	34	941
ODP Corp.*	20	936
Green Brick Partners, Inc.*	16	909
Oxford Industries, Inc.	9	886
Madison Square Garden Entertainment Corp.*	26	874
Liberty Media Corporation-Liberty Braves — Class C*	22	872
H&E Equipment Services, Inc.	19	869
Sally Beauty Holdings, Inc.*	64	790
HNI Corp.	28	789
indie Semiconductor, Inc. — Class A*	82	771
Camping World Holdings, Inc. — Class A	25	753
La-Z-Boy, Inc.	26	745
Sweetgreen, Inc. — Class A*	58	744
iRobot Corp.*	16	724
Everi Holdings, Inc.*	50	723
Wabash National Corp.	28	718
Methode Electronics, Inc.	21	704
Malibu Boats, Inc. — Class A*	12	704
Wolverine World Wide, Inc.	46	676
MillerKnoll, Inc.	45	665
Winmark Corp.	2	665
Fisker, Inc.*,1	117	660
Dillard’s, Inc. — Class A	2	653
Buckle, Inc.	18	623
Warby Parker, Inc. — Class A*	51	596
Virgin Galactic Holdings, Inc.*,1	151	586
Lions Gate Entertainment Corp. — Class B*	69	576
Monarch Casino & Resort, Inc.	8	564
Portillo’s, Inc. — Class A*	25	563
American Axle & Manufacturing Holdings, Inc.*	68	562
Aurora Innovation, Inc.*	182	535
OneSpaWorld Holdings Ltd.*	44	532
Life Time Group Holdings, Inc.*	27	531
Dine Brands Global, Inc.	9	522
Sun Country Airlines Holdings, Inc.*	23	517
Beazer Homes USA, Inc.*	18	509
MRC Global, Inc.*	50	504
Caleres, Inc.	21	503
Golden Entertainment, Inc.*	12	502
Clean Energy Fuels Corp.*	101	501
Nikola Corp.*,1	354	489
Standard Motor Products, Inc.	13	488
G-III Apparel Group Ltd.*	25	482
Sovos Brands, Inc.*	24	469
BlueLinx Holdings, Inc.*	5	469
Shyft Group, Inc.	21	463
IMAX Corp.*	27	459
Chuy’s Holdings, Inc.*	11	449
BJ’s Restaurants, Inc.*	14	445
MarineMax, Inc.*	13	444
ScanSource, Inc.*	15	443
Sphere Entertainment Co.*	16	438
Sonic Automotive, Inc. — Class A	9	429
A-Mark Precious Metals, Inc.	11	412
Steelcase, Inc. — Class A	53	409
Denny’s Corp.*	33	407
Franchise Group, Inc.	14	401
Ethan Allen Interiors, Inc.	14	396
Chico’s FAS, Inc.*	73	391
Arko Corp.	49	390
Douglas Dynamics, Inc.	13	389
RCI Hospitality Holdings, Inc.	5	380
Titan International, Inc.*	31	356
Sleep Number Corp.*	13	355
Titan Machinery, Inc.*	12	354
Dream Finders Homes, Inc. — Class A*	14	344
Accel Entertainment, Inc.*	32	338
Guess?, Inc.	17	331
Xperi, Inc.*	25	329
VSE Corp.	6	328
Hawaiian Holdings, Inc.*	30	323
PC Connection, Inc.	7	316
Lions Gate Entertainment Corp. — Class A*	35	309
MasterCraft Boat Holdings, Inc.*	10	307
Vizio Holding Corp. — Class A*	45	304
America’s Car-Mart, Inc.*	3	299
Interface, Inc. — Class A	34	299
Hovnanian Enterprises, Inc. — Class A*	3	298
Designer Brands, Inc. — Class A	29	293
Hibbett, Inc.	8	290
Bally’s Corp.*	18	280
Kura Sushi USA, Inc. — Class A*	3	279
Rush Enterprises, Inc. — Class B	4	272

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 95

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Haverty Furniture Companies, Inc.	9	$272
Xponential Fitness, Inc. — Class A*	15	259
OneWater Marine, Inc. — Class A*	7	254
REV Group, Inc.	19	252
Hudson Technologies, Inc.*	26	250
Miller Industries, Inc.	7	248
Forestar Group, Inc.*	11	248
Liberty Media Corporation-Liberty Braves — Class A*	6	245
Movado Group, Inc.	9	242
Super Group SGHC Ltd.*	81	235
Shoe Carnival, Inc.	10	235
Solid Power, Inc.*	92	234
Lindblad Expeditions Holdings, Inc.*	21	228
Funko, Inc. — Class A*	21	227
Blue Bird Corp.*	10	225
Frontier Group Holdings, Inc.*	23	222
Global Industrial Co.	8	222
Lovesac Co.*	8	215
Bluegreen Vacations Holding Corp.	6	214
Commercial Vehicle Group, Inc.*	19	211
Bowlero Corp.*	18	210
Marcus Corp.	14	208
Johnson Outdoors, Inc. — Class A	3	184
SES AI Corp.*	75	183
Genesco, Inc.*	7	175
EVgo, Inc.*,1	43	172
Destination XL Group, Inc.*	35	172
Build-A-Bear Workshop, Inc. — Class A	8	171
Zumiez, Inc.*	10	167
PetMed Express, Inc.	12	166
TuSimple Holdings, Inc. — Class A*	99	164
Children’s Place, Inc.*	7	163
Proterra, Inc.*	132	158
Clarus Corp.	17	155
First Watch Restaurant Group, Inc.*	9	152
Big Lots, Inc.	17	150
El Pollo Loco Holdings, Inc.	17	149
Daktronics, Inc.*	23	147
Hyliion Holdings Corp.*	88	147
Cooper-Standard Holdings, Inc.*	10	143
Potbelly Corp.*	16	141
Global Business Travel Group I*	19	137
Full House Resorts, Inc.*	20	134
Sportsman’s Warehouse Holdings, Inc.*	23	131
Holley, Inc.*	32	131
Hooker Furnishings Corp.	7	131
Snap One Holdings Corp.*	11	128
Red Robin Gourmet Burgers, Inc.*	9	124
Big 5 Sporting Goods Corp.	13	119
GrowGeneration Corp.*	35	119
Rush Street Interactive, Inc.*	38	118
Century Casinos, Inc.*	16	114
Carrols Restaurant Group, Inc.*	22	111
Weyco Group, Inc.	4	107
Purple Innovation, Inc.	38	106
ThredUp, Inc. — Class A*	43	105
Vera Bradley, Inc.*	16	102
Microvast Holdings, Inc.*	63	101
VOXX International Corp. — Class A*	8	100
ONE Group Hospitality, Inc.*	13	95
Tile Shop Holdings, Inc.*	17	94
Lazydays Holdings, Inc.*	8	93
Tilly’s, Inc. — Class A*	13	91
Traeger, Inc.*	21	89
Fiesta Restaurant Group, Inc.*	11	87
Workhorse Group, Inc.*	99	86
Marine Products Corp.	5	84
Rocky Brands, Inc.	4	84
Livewire Group, Inc.*	7	83
Noodles & Co.*	24	81
Cato Corp. — Class A	10	80
Escalade, Inc.	6	80
JAKKS Pacific, Inc.*	4	80
Landsea Homes Corp.*	8	75
Reservoir Media, Inc.*	12	72
Fossil Group, Inc.*	28	72
EVI Industries, Inc.*	3	66
J Jill, Inc.*	3	64
Aeva Technologies, Inc.*	47	59
Loop Media, Inc.*	22	53
Duluth Holdings, Inc. — Class B*	8	50
United Homes Group, Inc.*	4	45
Envela Corp.*	5	37
CompX International, Inc.	1	22
Torrid Holdings, Inc.*	7	20
Dragonfly Energy Holdings Corp.*	9	13
Qurate Retail, Inc. — Class B*	1	8
Total Consumer, Cyclical		167,384

Technology - 4.4%
Super Micro Computer, Inc.*	30	6,990
SPS Commerce, Inc.*	22	4,225
Rambus, Inc.*	65	4,171
Axcelis Technologies, Inc.*	19	3,483
Onto Innovation, Inc.*	29	3,378
Power Integrations, Inc.	34	3,219
Maximus, Inc.	36	3,042
Silicon Laboratories, Inc.*	19	2,997
Tenable Holdings, Inc.*	68	2,961
Workiva, Inc.*	29	2,948
ExlService Holdings, Inc.*	19	2,870
Qualys, Inc.*	22	2,842
Diodes, Inc.*	27	2,497
Insight Enterprises, Inc.*	17	2,488
Box, Inc. — Class A*	84	2,468
Duolingo, Inc.*	17	2,430
Altair Engineering, Inc. — Class A*	32	2,427
MicroStrategy, Inc. — Class A*,1	7	2,397
MACOM Technology Solutions Holdings, Inc.*	32	2,097
Synaptics, Inc.*	24	2,049
Evolent Health, Inc. — Class A*	66	2,000

96 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Kulicke & Soffa Industries, Inc.	33	$1,962
CommVault Systems, Inc.*	27	1,961
Appfolio, Inc. — Class A*	11	1,894
Blackbaud, Inc.*	26	1,851
Ambarella, Inc.*	22	1,841
Blackline, Inc.*	34	1,830
Amkor Technology, Inc.	61	1,815
Envestnet, Inc.*	30	1,780
Varonis Systems, Inc.*	65	1,732
Freshworks, Inc. — Class A*	97	1,705
Schrodinger Incorporated/United States*	33	1,647
Verra Mobility Corp.*	83	1,637
Rapid7, Inc.*	36	1,630
FormFactor, Inc.*	46	1,574
DigitalOcean Holdings, Inc.*	38	1,525
Progress Software Corp.	26	1,511
ACI Worldwide, Inc.*	65	1,506
MaxLinear, Inc. — Class A*	45	1,420
Sprout Social, Inc. — Class A*	29	1,339
Verint Systems, Inc.*	38	1,332
ACV Auctions, Inc. — Class A*	76	1,312
IonQ, Inc.*	96	1,299
C3.ai, Inc. — Class A*	35	1,275
NetScout Systems, Inc.*	41	1,269
Impinj, Inc.*	14	1,255
Parsons Corp.*	25	1,204
SiTime Corp.*	10	1,180
Cohu, Inc.*	28	1,164
Clear Secure, Inc. — Class A	50	1,158
PagerDuty, Inc.*	51	1,146
Appian Corp. — Class A*	24	1,142
Fastly, Inc. — Class A*	71	1,120
Privia Health Group, Inc.*	40	1,044
Ultra Clean Holdings, Inc.*	27	1,038
Asana, Inc. — Class A*	47	1,036
Xerox Holdings Corp.	69	1,027
CSG Systems International, Inc.	19	1,002
Semtech Corp.*	38	967
Phreesia, Inc.*	30	930
Photronics, Inc.*	36	928
AvidXchange Holdings, Inc.*	89	924
Braze, Inc. — Class A*	21	920
SMART Global Holdings, Inc.*	29	841
PROS Holdings, Inc.*	27	832
Digi International, Inc.*	21	827
Agilysys, Inc.*	12	824
Apollo Medical Holdings, Inc.*	26	822
Jamf Holding Corp.*	42	820
PDF Solutions, Inc.*	18	812
Zuora, Inc. — Class A*	74	812
Veradigm, Inc.*	64	806
Model N, Inc.*	22	778
Veeco Instruments, Inc.*	30	770
3D Systems Corp.*	76	755
Yext, Inc.*	64	724
Adeia, Inc.	64	705
Cerence, Inc.*	24	702
Zeta Global Holdings Corp. — Class A*	80	683
Donnelley Financial Solutions, Inc.*	15	683
E2open Parent Holdings, Inc.*	119	666
Everbridge, Inc.*	24	646
Navitas Semiconductor Corp.*	61	643
Outset Medical, Inc.*	29	634
PowerSchool Holdings, Inc. — Class A*	33	632
Aehr Test Systems*,1	15	619
N-able, Inc.*	42	605
ForgeRock, Inc. — Class A*	28	575
EngageSmart, Inc.*	29	554
AvePoint, Inc.*	92	530
Digital Turbine, Inc.*	57	529
PAR Technology Corp.*	16	527
NextGen Healthcare, Inc.*	32	519
Avid Technology, Inc.*	20	510
Sapiens International Corporation N.V.	18	479
PubMatic, Inc. — Class A*	26	475
Matterport, Inc.*	150	472
Alpha & Omega Semiconductor Ltd.*	14	459
Amplitude, Inc. — Class A*	40	440
Thoughtworks Holding, Inc.*	55	415
Integral Ad Science Holding Corp.*	23	414
Health Catalyst, Inc.*	33	412
TTEC Holdings, Inc.	12	406
Ebix, Inc.	16	403
Olo, Inc. — Class A*	62	401
BigCommerce Holdings, Inc.*	40	398
Alkami Technology, Inc.*	24	393
Corsair Gaming, Inc.*	22	390
Simulations Plus, Inc.	9	390
SoundHound AI, Inc. — Class A*	84	382
ACM Research, Inc. — Class A*	29	379
Intapp, Inc.*	9	377
Vimeo, Inc.*	91	375
Consensus Cloud Solutions, Inc.*	12	372
Pitney Bowes, Inc.	105	372
Planet Labs PBC*	114	367
CEVA, Inc.*	14	358
OneSpan, Inc.*	24	356
Cricut, Inc. — Class A	29	354
Conduent, Inc.*	103	350
MeridianLink, Inc.*	16	333
Sharecare, Inc.*	184	322
SolarWinds Corp.*	30	308
Grid Dynamics Holdings, Inc.*	33	305
Instructure Holdings, Inc.*	12	302
Definitive Healthcare Corp.*	27	297
Desktop Metal, Inc. — Class A*	167	296
Alignment Healthcare, Inc.*	51	293
Daily Journal Corp.*	1	289
8x8, Inc.*	68	288
Mitek Systems, Inc.*	25	271
Cantaloupe, Inc.*	34	271
Domo, Inc. — Class B*	18	264

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 97

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Expensify, Inc. — Class A*	33	$263
Vishay Precision Group, Inc.*	7	260
Playstudios, Inc.*	51	250
Digimarc Corp.*	8	236
Computer Programs and Systems, Inc.*	9	222
Weave Communications, Inc.*	20	222
American Software, Inc. — Class A	19	200
Bandwidth, Inc. — Class A*	14	191
Inspired Entertainment, Inc.*	13	191
SEMrush Holdings, Inc. — Class A*	19	182
Vuzix Corp.*	35	179
LivePerson, Inc.*	38	172
Innodata, Inc.*	15	170
Enfusion, Inc. — Class A*	15	168
EverCommerce, Inc.*	14	166
ON24, Inc.	20	162
Unisys Corp.*	40	159
inTEST Corp.*	6	158
IBEX Holdings Ltd.*	7	149
Red Violet, Inc.*	7	144
Rimini Street, Inc.*	29	139
Immersion Corp.	19	135
Asure Software, Inc.*	11	134
Rackspace Technology, Inc.*	47	128
Cardlytics, Inc.*	20	126
PlayAGS, Inc.*	22	124
Outbrain, Inc.*	24	118
Richardson Electronics Ltd.	7	116
Velo3D, Inc.*	53	114
Atomera, Inc.*	13	114
CS Disco, Inc.*	13	107
Kaltura, Inc.*	50	106
Brightcove, Inc.*	26	104
SkyWater Technology, Inc.*	11	104
HireRight Holdings Corp.*	9	102
CoreCard Corp.*	4	101
eGain Corp.*	13	97
Climb Global Solutions, Inc.	2	96
NextNav, Inc.*	32	94
Tingo Group, Inc.*	73	88
System1, Inc.*	15	68
Veritone, Inc.*	16	63
Skillsoft Corp.*	48	60
Viant Technology, Inc. — Class A*	9	41
BigBear.ai Holdings, Inc.*	16	38
LiveVox Holdings, Inc.*	13	36
CXApp, Inc.*	1	11
Presto Automation, Inc.*	2	10
Total Technology		163,842

Energy - 2.6%
Chord Energy Corp.	25	3,845
ChampionX Corp.	119	3,694
Matador Resources Co.	68	3,558
Murphy Oil Corp.	89	3,409
PBF Energy, Inc. — Class A	70	2,866
Weatherford International plc*	43	2,856
Civitas Resources, Inc.	41	2,844
Noble Corporation plc*	64	2,644
Shoals Technologies Group, Inc. — Class A*	102	2,607
Denbury, Inc.*	30	2,588
Equitrans Midstream Corp.	261	2,495
Valaris Ltd.*	37	2,328
Magnolia Oil & Gas Corp. — Class A	110	2,299
SM Energy Co.	72	2,277
Helmerich & Payne, Inc.	60	2,127
Array Technologies, Inc.*	90	2,034
California Resources Corp.	43	1,947
CNX Resources Corp.*	98	1,737
Permian Resources Corp.	152	1,666
Kosmos Energy Ltd.*	273	1,635
Peabody Energy Corp.	74	1,603
Tidewater, Inc.*	28	1,552
Northern Oil and Gas, Inc.	45	1,544
Patterson-UTI Energy, Inc.	124	1,484
Liberty Energy, Inc. — Class A	102	1,364
CONSOL Energy, Inc.	20	1,356
Alpha Metallurgical Resources, Inc.	8	1,315
Callon Petroleum Co.*	37	1,298
Sitio Royalties Corp. — Class A	48	1,261
Arch Resources, Inc.	11	1,240
Seadrill Ltd.*	30	1,238
Warrior Met Coal, Inc.	31	1,207
Green Plains, Inc.*	35	1,128
Oceaneering International, Inc.*	60	1,122
Sunnova Energy International, Inc.*	60	1,099
NexTier Oilfield Solutions, Inc.*	116	1,037
Borr Drilling Ltd.*	137	1,032
Delek US Holdings, Inc.	40	958
Expro Group Holdings N.V.*	53	939
Talos Energy, Inc.*	67	929
Par Pacific Holdings, Inc.*	33	878
Diamond Offshore Drilling, Inc.*	61	869
Archrock, Inc.	83	851
NOW, Inc.*	66	684
Core Laboratories, Inc.	28	651
Comstock Resources, Inc.	55	638
Helix Energy Solutions Group, Inc.*	86	635
Gulfport Energy Corp.*	6	630
Fluence Energy, Inc.*	23	613
US Silica Holdings, Inc.*	45	546
CVR Energy, Inc.	18	539
FuelCell Energy, Inc.*,1	244	527
SunPower Corp. — Class A*	52	510
Stem, Inc.*	85	486
ProPetro Holding Corp.*	59	486
Earthstone Energy, Inc. — Class A*	34	486
Dril-Quip, Inc.*	20	465
Nabors Industries Ltd.*	5	465
Vital Energy, Inc.*	10	452
Tellurian, Inc.*	318	448
Maxeon Solar Technologies Ltd.*	15	422

98 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Select Water Solutions, Inc. — Class A	51	$413
Bristow Group, Inc.*	14	402
SunCoke Energy, Inc.	50	394
RPC, Inc.	51	365
Kinetik Holdings, Inc. — Class A	10	351
Vitesse Energy, Inc.	15	336
SilverBow Resources, Inc.*	11	320
Berry Corp.	46	317
REX American Resources Corp.*	9	313
Montauk Renewables, Inc.*	40	298
SandRidge Energy, Inc.	19	290
Oil States International, Inc.*	38	284
Eos Energy Enterprises, Inc.*	64	278
TPI Composites, Inc.*	25	259
TETRA Technologies, Inc.*	75	253
Vertex Energy, Inc.*	40	250
VAALCO Energy, Inc.	64	241
Crescent Energy Co. — Class A	23	240
Newpark Resources, Inc.*	45	235
W&T Offshore, Inc.*	59	228
Excelerate Energy, Inc. — Class A	11	224
DMC Global, Inc.*	12	213
Gevo, Inc.*	140	213
Enviva, Inc.	19	206
Cleanspark, Inc.*	46	197
Aris Water Solutions, Inc. — Class A	18	186
Eneti, Inc.	15	182
Riley Exploration Permian, Inc.	5	179
Atlas Energy Solutions, Inc. — Class A	10	174
Energy Vault Holdings, Inc.*	59	161
Solaris Oilfield Infrastructure, Inc. — Class A	19	158
ProFrac Holding Corp. — Class A*	14	156
Forum Energy Technologies, Inc.*	6	153
Evolution Petroleum Corp.	19	153
Amplify Energy Corp.*	22	149
NextDecade Corp.*	18	148
FutureFuel Corp.	16	142
Ring Energy, Inc.*	72	123
Hallador Energy Co.*	14	120
Ramaco Resources, Inc. — Class A	13	110
Granite Ridge Resources, Inc.	16	106
NACCO Industries, Inc. — Class A	3	104
Ranger Energy Services, Inc.*	9	92
KLX Energy Services Holdings, Inc.*	8	78
Mammoth Energy Services, Inc.*	14	68
HighPeak Energy, Inc.	6	65
Empire Petroleum Corp.*	6	55
Ramaco Resources, Inc. — Class B*	4	38
Verde Clean Fuels, Inc.*	3	19
Total Energy		98,482

Communications - 1.4%
TEGNA, Inc.	134	2,176
Ziff Davis, Inc.*	28	1,962
Extreme Networks, Inc.*	75	1,954
Cogent Communications Holdings, Inc.	26	1,749
Calix, Inc.*	35	1,747
Perficient, Inc.*	20	1,667
InterDigital, Inc.	16	1,545
Viavi Solutions, Inc.*	134	1,518
Yelp, Inc. — Class A*	40	1,456
DigitalBridge Group, Inc.	97	1,427
Lumen Technologies, Inc.	602	1,360
Cargurus, Inc.*	58	1,312
Opendoor Technologies, Inc.*	326	1,310
Magnite, Inc.*	80	1,092
Harmonic, Inc.*	66	1,067
Q2 Holdings, Inc.*	34	1,051
Bumble, Inc. — Class A*	60	1,007
Credo Technology Group Holding Ltd.*	58	1,006
ePlus, Inc.*	16	901
Overstock.com, Inc.*	27	879
Squarespace, Inc. — Class A*	27	852
Cars.com, Inc.*	40	793
Liberty Latin America Ltd. — Class C*	86	741
Shutterstock, Inc.	15	730
Sprinklr, Inc. — Class A*	52	719
CommScope Holding Company, Inc.*	124	698
Upwork, Inc.*	74	691
Hims & Hers Health, Inc.*	73	686
Gogo, Inc.*	40	680
Scholastic Corp.	17	661
Figs, Inc. — Class A*	76	628
Open Lending Corp. — Class A*	59	620
A10 Networks, Inc.	42	613
Infinera Corp.*	119	575
Shenandoah Telecommunications Co.	29	563
TechTarget, Inc.*	16	498
ADTRAN Holdings, Inc.	47	495
Telephone & Data Systems, Inc.	59	486
Stagwell, Inc.*	65	469
Thryv Holdings, Inc.*	19	467
Globalstar, Inc.*	412	445
Eventbrite, Inc. — Class A*	46	439
Revolve Group, Inc.*	24	394
Gray Television, Inc.	49	386
Clearfield, Inc.*	8	379
HealthStream, Inc.	15	368
Anterix, Inc.*	11	349
EchoStar Corp. — Class A*	20	347
EW Scripps Co. — Class A*	36	330
Couchbase, Inc.*	20	316
Clear Channel Outdoor Holdings, Inc.*	221	303
Sinclair, Inc.	21	290
Nextdoor Holdings, Inc.*	87	284
QuinStreet, Inc.*	31	274
Rover Group, Inc.*	55	270
Boston Omaha Corp. — Class A*	14	263
WideOpenWest, Inc.*	31	262
ATN International, Inc.	7	256
fuboTV, Inc.*	121	252
NETGEAR, Inc.*	17	241

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 99

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Mondee Holdings, Inc.*	27	$241
Aviat Networks, Inc.*	7	234
IDT Corp. — Class B*	9	233
Liquidity Services, Inc.*	14	231
iHeartMedia, Inc. — Class A*	61	222
AMC Networks, Inc. — Class A*	18	215
Ooma, Inc.*	14	210
Quotient Technology, Inc.*	54	207
Gannett Company, Inc.*	86	194
Stitch Fix, Inc. — Class A*	50	192
Liberty Latin America Ltd. — Class A*	22	193
Luna Innovations, Inc.*	19	173
AST SpaceMobile, Inc.*	36	169
Consolidated Communications Holdings, Inc.*	44	168
Tucows, Inc. — Class A*	6	166
Entravision Communications Corp. — Class A	36	158
BlackSky Technology, Inc.*,1	71	158
Preformed Line Products Co.	1	156
MediaAlpha, Inc. — Class A*	15	155
Spok Holdings, Inc.	11	146
Nerdy, Inc.*	35	146
Ribbon Communications, Inc.*	52	145
OptimizeRx Corp.*	10	143
Blade Air Mobility, Inc.*	35	138
CarParts.com, Inc.*	32	136
Grindr, Inc.*	24	133
1-800-Flowers.com, Inc. — Class A*	16	125
Advantage Solutions, Inc.*	52	122
Vivid Seats, Inc. — Class A*	15	119
Cambium Networks Corp.*	7	106
KVH Industries, Inc.*	11	100
DHI Group, Inc.*	26	100
BARK, Inc.*	65	86
ContextLogic, Inc. — Class A*	13	86
EverQuote, Inc. — Class A*	13	84
Townsquare Media, Inc. — Class A	7	83
Terran Orbital Corp.*	51	76
Solo Brands, Inc. — Class A*	13	74
Allbirds, Inc. — Class A*	57	72
Lands’ End, Inc.*	9	70
Gambling.com Group Ltd.*	6	61
DZS, Inc.*	13	52
Value Line, Inc.	1	46
Urban One, Inc.*	7	42
Urban One, Inc.*	5	30
Total Communications		53,495

Basic Materials - 1.4%
Commercial Metals Co.	70	3,686
ATI, Inc.*	77	3,405
Livent Corp.*	108	2,963
Balchem Corp.	19	2,561
HB Fuller Co.	32	2,288
Avient Corp.	54	2,209
Cabot Corp.	33	2,207
Hecla Mining Co.	359	1,849
Sensient Technologies Corp.	25	1,778
Arconic Corp.*	59	1,745
Carpenter Technology Corp.	29	1,628
Rogers Corp.*	10	1,619
Quaker Chemical Corp.	8	1,559
Innospec, Inc.	15	1,507
Constellium SE*	76	1,307
Ingevity Corp.*	22	1,280
Stepan Co.	13	1,242
Minerals Technologies, Inc.	19	1,096
Sylvamo Corp.	22	890
Tronox Holdings plc — Class A	70	890
Uranium Energy Corp.*	220	748
Kaiser Aluminum Corp.	10	716
Orion S.A.	33	700
Compass Minerals International, Inc.	20	680
Ecovyst, Inc.*	57	653
Piedmont Lithium, Inc.*	11	635
Energy Fuels, Inc.*	94	587
Perimeter Solutions S.A.*	94	578
Novagold Resources, Inc.*	144	575
Hawkins, Inc.	12	572
AdvanSix, Inc.	16	560
Coeur Mining, Inc.*	191	543
Mativ Holdings, Inc.	33	499
Lightwave Logic, Inc.*	68	474
Schnitzer Steel Industries, Inc. — Class A	15	450
Ivanhoe Electric Incorporated / US*	33	430
Koppers Holdings, Inc.	12	409
Diversey Holdings Ltd.*	47	394
Haynes International, Inc.	7	356
American Vanguard Corp.	16	286
Century Aluminum Co.*	31	270
Origin Materials, Inc.*	63	268
Trinseo plc	21	266
i-80 Gold Corp.*	115	259
Centrus Energy Corp. — Class A*	7	228
United States Lime & Minerals, Inc.	1	209
Encore Energy Corp.*	85	205
Oil-Dri Corporation of America	3	177
Rayonier Advanced Materials, Inc.*	38	163
Intrepid Potash, Inc.*	6	136
Amyris, Inc.*	131	135
Danimer Scientific, Inc.*	52	124
Caledonia Mining Corporation plc	10	116
Kronos Worldwide, Inc.	13	114
Codexis, Inc.*	40	112
Dakota Gold Corp.*	32	93
Perpetua Resources Corp.*	23	84
Glatfelter Corp.*	26	79
5E Advanced Materials, Inc.*	23	75
Terawulf, Inc.*	30	53
Contango ORE, Inc.*	2	51
PolyMet Mining Corp.*	20	16
Valhi, Inc.	1	13

100 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
NioCorp Developments Ltd.*	1	$5
Total Basic Materials		51,805

Utilities - 1.2%
New Jersey Resources Corp.	58	2,737
Portland General Electric Co.	58	2,716
Brookfield Infrastructure Corp. — Class A	59	2,689
Ormat Technologies, Inc.	32	2,575
ONE Gas, Inc.	33	2,535
Black Hills Corp.	40	2,411
Southwest Gas Holdings, Inc.	37	2,355
PNM Resources, Inc.	51	2,300
NorthWestern Corp.	36	2,043
ALLETE, Inc.	35	2,029
Otter Tail Corp.	25	1,974
Spire, Inc.	31	1,967
American States Water Co.	22	1,914
Avista Corp.	45	1,767
MGE Energy, Inc.	22	1,741
California Water Service Group	33	1,704
SJW Group	19	1,332
Chesapeake Utilities Corp.	10	1,190
Ameresco, Inc. — Class A*	19	924
Northwest Natural Holding Co.	21	904
Middlesex Water Co.	10	807
Unitil Corp.	10	507
York Water Co.	9	371
Artesian Resources Corp. — Class A	5	236
Consolidated Water Company Ltd.	9	218
Altus Power, Inc.*	38	205
Genie Energy Ltd. — Class B	12	170
FTC Solar, Inc.*	38	122
RGC Resources, Inc.	5	100
Global Water Resources, Inc.	7	89
Total Utilities		42,632

Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	16	353

Total Common Stocks
(Cost $1,496,429)		1,430,100

RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Tobira Therapeutics, Inc.*
	8	—
Total Rights
(Cost $—)		—

EXCHANGE-TRADED FUNDS† - 19.0%
Vanguard Russell 2000 ETF	4,679	353,826
iShares Russell 2000 Index ETF	1,889	353,753
Total Exchange-Traded Funds
(Cost $827,474)		707,579

MUTUAL FUNDS† - 17.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	43,160	419,949
Guggenheim Strategy Fund II2	9,842	238,384
Total Mutual Funds
(Cost $667,545)		658,333

	Face Amount
U.S. TREASURY BILLS†† - 2.8%
U.S. Treasury Bills
5.11% due 07/18/23[3,4]	$57,000	56,880
5.00% due 08/03/23[4,5]	50,000	49,780
Total U.S. Treasury Bills
(Cost $106,631)		106,660

REPURCHASE AGREEMENTS††,6 - 16.6%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23[5]	335,692	335,692
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23[5]	147,688	147,688
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23[5]	134,261	134,261
Total Repurchase Agreements
(Cost $617,641)		617,641

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.3%
Money Market Fund
First American Government Obligations Fund — Class X, 5.01%[8]	9,882	9,882
Total Securities Lending Collateral
(Cost $9,882)		9,882

Total Investments - 94.6%
(Cost $3,725,602)		$3,530,195
Other Assets & Liabilities, net - 5.4%		200,728
Total Net Assets - 100.0%		$3,730,923

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	1	Sep 2023	$95,155	$820

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 101

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
RUSSELL 2000® 1.5x STRATEGY FUND

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	Russell 2000 Index	Pay	5.17% (Federal Funds Rate + 0.10%)	At Maturity	09/21/23	1,147	$2,165,489	$39,523
Barclays Bank plc	Russell 2000 Index	Pay	5.06% (SOFR)	At Maturity	09/20/23	502	947,724	31,894
BNP Paribas	Russell 2000 Index	Pay	5.27% (Federal Funds Rate + 0.20%)	At Maturity	09/21/23	148	280,467	5,763
							$3,393,680	$77,180

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 7.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2023.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2023.
[6]	Repurchase Agreements — See Note 6.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of June 30, 2023.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total
Common Stocks	$1,430,100	$—	*	$—		$1,430,100
Rights	—	—		—	*	—
Exchange-Traded Funds	707,579	—		—		707,579
Mutual Funds	658,333	—		—		658,333
U.S. Treasury Bills	—	106,660		—		106,660
Repurchase Agreements	—	617,641		—		617,641
Securities Lending Collateral	9,882	—		—		9,882
Equity Futures Contracts**	820	—		—		820
Equity Index Swap Agreements**	—	77,180		—		77,180
Total Assets	$2,806,714	$801,481		$—		$3,608,195

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

102 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
RUSSELL 2000® 1.5x STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$236,612	$—	$—	$—	$1,772	$238,384	9,842	$6,190
Guggenheim Ultra Short Duration Fund — Institutional Class	416,065	—	—	—	3,884	419,949	43,160	10,691
	$652,677	$—	$—	$—	$5,656	$658,333		$16,881

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 103

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments in unaffiliated issuers, at value - including $9,639 of securities loaned (cost $2,440,416)	$2,254,221
Investments in affiliated issuers, at value (cost $667,545)	658,333
Repurchase agreements, at value (cost $617,641)	617,641
Cash	96
Segregated cash with broker	42,646
Unrealized appreciation on OTC swap agreements	77,180
Receivables:
Fund shares sold	108,797
Dividends	5,551
Swap settlement	416
Securities lending income	288
Variation margin on futures contracts	250
Interest	87
Total assets	3,765,506

Liabilities:
Payable for:
Fund shares redeemed	14,093
Return of securities lending collateral	9,882
Management fees	2,429
Transfer agent fees	1,233
Investor service fees	699
Portfolio accounting and administration fees	293
Trustees’ fees*	45
Miscellaneous	5,909
Total liabilities	34,583
Net assets	$3,730,923

Net assets consist of:
Paid in capital	$5,339,302
Total distributable earnings (loss)	(1,608,379)
Net assets	$3,730,923
Capital shares outstanding	58,572
Net asset value per share	$63.70

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $15)	$15,186
Dividends from securities of affiliated issuers	16,881
Interest	14,240
Income from securities lending, net	1,052
Total investment income	47,359

Expenses:
Management fees	15,100
Investor service fees	4,195
Transfer agent fees	4,774
Professional fees	2,895
Portfolio accounting and administration fees	2,600
Trustees’ fees*	330
Custodian fees	242
Miscellaneous	1,364
Total expenses	31,500
Less:
Expenses reimbursed by Adviser	(839)
Expenses waived by Adviser	(520)
Total waived expenses	(1,359)
Net expenses	30,141
Net investment income	17,218

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,348
Swap agreements	(79,007)
Futures contracts	21,887
Net realized loss	(55,772)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	145,442
Investments in affiliated issuers	5,656
Swap agreements	204,651
Futures contracts	22,849
Net change in unrealized appreciation (depreciation)	378,598
Net realized and unrealized gain	322,826
Net increase in net assets resulting from operations	$340,044

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

104 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$17,218	$(6,812)
Net realized loss on investments	(55,772)	(1,448,194)
Net change in unrealized appreciation (depreciation) on investments	378,598	(764,230)
Net increase (decrease) in net assets resulting from operations	344,044	(2,219,236)

Capital share transactions:
Proceeds from sale of shares	1,742,733	6,721,718
Cost of shares redeemed	(1,716,335)	(9,123,001)
Net increase (decrease) from capital share transactions	26,398	(2,401,283)
Net increase (decrease) in net assets	366,442	(4,620,519)

Net assets:
Beginning of period	3,364,481	7,985,000
End of period	$3,730,923	$3,364,481

Capital share activity:
Shares sold	28,918	98,521
Shares redeemed	(28,109)	(131,987)
Net increase (decrease) in shares	809	(33,466)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 105

RUSSELL 2000® 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$58.25	$87.53	$89.86	$77.94	$57.58	$74.58
Income (loss) from investment operations:
Net investment income (loss)[b]	.31	(.11)	(.96)	(.67)	.41	.34
Net gain (loss) on investments (realized and unrealized)	5.14	(29.17)	18.02	15.02	19.95	(13.90)
Total from investment operations	5.45	(29.28)	17.06	14.35	20.36	(13.56)
Less distributions from:
Net investment income	—	—	(.07)	—	—	—
Net realized gains	—	—	(19.32)	(2.43)	—	(3.44)
Total distributions	—	—	(19.39)	(2.43)	—	(3.44)
Net asset value, end of period	$63.70	$58.25	$87.53	$89.86	$77.94	$57.58

Total Return[c]	9.36%	(33.45%)	19.00%	20.04%	35.36%	(19.57%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,731	$3,364	$7,985	$11,284	$5,345	$6,473
Ratios to average net assets:
Net investment income (loss)	1.03%	(0.17%)	(0.96%)	(1.01%)	0.58%	0.45%
Total expenses[d]	1.88%	1.87%	1.79%	1.92%	1.92%	1.82%
Net expenses[e]	1.80%	1.79%	1.71%	1.85%	1.85%	1.81%
Portfolio turnover rate	4%	88%	99%	148%	127%	268%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

106 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

INVERSE RUSSELL 2000® STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 3, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings	% of Total Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	6.2%
Guggenheim Strategy Fund II	5.9%
Total	12.1%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Inverse Russell 2000® Strategy Fund	(6.23%)	(11.22%)	(9.95%)	(11.89%)
Russell 2000 Index	8.09%	12.31%	4.21%	9.68%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 107

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
INVERSE RUSSELL 2000® STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 12.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	6,762	$65,797
Guggenheim Strategy Fund II1	2,575	62,361
Total Mutual Funds
(Cost $128,416)		128,158

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 9.4%
Federal Home Loan Bank
5.00% due 07/06/23[2]	$100,000	99,931
Total Federal Agency Discount Notes
(Cost $99,931)		99,931

FEDERAL AGENCY NOTES†† - 8.8%
Fannie Mae
0.25% due 07/10/23	93,000	92,909
Total Federal Agency Notes
(Cost $92,887)		92,909

U.S. TREASURY BILLS†† - 1.4%
U.S. Treasury Bills
5.11% due 07/18/23[2,3]	14,000	13,971
Total U.S. Treasury Bills
(Cost $13,966)		13,971

REPURCHASE AGREEMENTS††,4 - 61.8%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23[5]	355,646	355,646
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23[5]	156,466	156,466
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23[5]	142,242	142,242
Total Repurchase Agreements
(Cost $654,354)		654,354

Total Investments - 93.5%
(Cost $989,554)		$989,323
Other Assets & Liabilities, net - 6.5%		68,766
Total Net Assets - 100.0%		$1,058,089

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	2	Sep 2023	$190,310	$(1,646)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	Russell 2000 Index	Receive	4.92% (Federal Funds Rate - 0.15%)	At Maturity	09/21/23	113	$213,305	$(3,359)
BNP Paribas	Russell 2000 Index	Receive	4.87% (Federal Funds Rate - 0.20%)	At Maturity	09/21/23	172	325,640	(6,690)
Barclays Bank plc	Russell 2000 Index	Receive	4.56% (SOFR - 0.50%)	At Maturity	09/20/23	172	324,086	(11,234)
							$863,031	$(21,283)

108 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
INVERSE RUSSELL 2000® STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2023.
[4]	Repurchase Agreements — See Note 6.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2023.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$128,158	$—	$—	$128,158
Federal Agency Discount Notes	—	99,931	—	99,931
Federal Agency Notes	—	92,909	—	92,909
U.S. Treasury Bills	—	13,971	—	13,971
Repurchase Agreements	—	654,354	—	654,354
Total Assets	$128,158	$861,165	$—	$989,323

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$1,646	$—	$—	$1,646
Equity Index Swap Agreements**	—	21,283	—	21,283
Total Liabilities	$1,646	$21,283	$—	$22,929

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 109

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
INVERSE RUSSELL 2000® STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$61,898	$—	$—	$—	$463	$62,361	2,575	$1,619
Guggenheim Ultra Short Duration Fund — Institutional Class	65,189	—	—	—	608	65,797	6,762	1,675
	$127,087	$—	$—	$—	$1,071	$128,158		$3,294

110 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments in unaffiliated issuers, at value (cost $206,784)	$206,811
Investments in affiliated issuers, at value (cost $128,416)	128,158
Repurchase agreements, at value (cost $654,354)	654,354
Segregated cash with broker	30,000
Receivables:
Fund shares sold	66,823
Dividends	587
Interest	202
Total assets	1,086,935

Liabilities:
Unrealized depreciation on OTC swap agreements	21,283
Payable for:
Fund shares redeemed	1,488
Swap settlement	1,327
Management fees	838
Variation margin on futures contracts	500
Transfer agent fees	479
Investor service fees	236
Portfolio accounting and administration fees	99
Trustees’ fees*	19
Miscellaneous	2,577
Total liabilities	28,846
Net assets	$1,058,089

Net assets consist of:
Paid in capital	$9,301,589
Total distributable earnings (loss)	(8,243,500)
Net assets	$1,058,089
Capital shares outstanding	31,927
Net asset value per share	$33.14

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends from securities of affiliated issuers	$3,294
Interest	28,020
Total investment income	31,314

Expenses:
Management fees	5,919
Investor service fees	1,644
Transfer agent fees	1,922
Professional fees	1,275
Portfolio accounting and administration fees	1,019
Trustees’ fees*	144
Custodian fees	96
Miscellaneous	333
Total expenses	12,352
Less:
Expenses reimbursed by Adviser	(329)
Expenses waived by Adviser	(81)
Total waived expenses	(410)
Net expenses	11,942
Net investment income	19,372

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	39
Swap agreements	(86,889)
Futures contracts	(10,524)
Net realized loss	(97,374)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	35
Investments in affiliated issuers	1,071
Swap agreements	(99,896)
Futures contracts	(1,646)
Net change in unrealized appreciation (depreciation)	(100,436)
Net realized and unrealized loss	(197,810)
Net decrease in net assets resulting from operations	$(178,438)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 111

INVERSE RUSSELL 2000® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$19,372	$(6,883)
Net realized loss on investments	(97,374)	(330,721)
Net change in unrealized appreciation (depreciation) on investments	(100,436)	80,367
Net decrease in net assets resulting from operations	(178,438)	(257,237)

Capital share transactions:
Proceeds from sale of shares	7,992,729	29,715,097
Cost of shares redeemed	(8,838,501)	(27,719,896)
Net increase (decrease) from capital share transactions	(845,772)	1,995,201
Net increase (decrease) in net assets	(1,024,210)	1,737,964

Net assets:
Beginning of period	2,082,299	344,335
End of period	$1,058,089	$2,082,299

Capital share activity:
Shares sold	229,178	854,303
Shares redeemed	(256,173)	(806,814)
Net increase (decrease) in shares	(26,995)	47,489

112 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$35.34	$30.12	$36.96	$53.82	$68.28	$61.44
Income (loss) from investment operations:
Net investment income (loss)[b]	.50	(.09)	(.39)	(.57)	.46	.31
Net gain (loss) on investments (realized and unrealized)	(2.70)	5.31 [f]	(6.45)	(15.89)	(14.50)	6.53
Total from investment operations	(2.20)	5.22	(6.84)	(16.46)	(14.04)	6.84
Less distributions from:
Net investment income	—	—	—	(.40)	(.42)	—
Total distributions	—	—	—	(.40)	(.42)	—
Net asset value, end of period	$33.14	$35.34	$30.12	$36.96	$53.82	$68.28

Total Return[c]	(6.23%)	17.33%	(18.51%)	(30.81%)	(20.62%)	11.13%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,058	$2,082	$344	$374	$612	$3,782
Ratios to average net assets:
Net investment income (loss)	2.95%	(0.27%)	(1.25%)	(1.05%)	0.76%	0.51%
Total expenses[d]	1.88%	1.88%	1.79%	1.93%	1.93%	1.83%
Net expenses[e]	1.82%	1.82%	1.71%	1.87%	1.85%	1.82%
Portfolio turnover rate	—	—	250%	275%	164%	287%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 113

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Dow Jones Industrial Average® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

Inception Date: May 3, 2004

Ten Largest Holdings	% of Total Net Assets
UnitedHealth Group, Inc.	8.1%
Microsoft Corp.	5.8%
Goldman Sachs Group, Inc.	5.5%
Home Depot, Inc.	5.3%
McDonald’s Corp.	5.0%
Caterpillar, Inc.	4.2%
Visa, Inc. — Class A	4.0%
Amgen, Inc.	3.7%
Salesforce, Inc.	3.6%
Boeing Co.	3.6%
Top Ten Total	48.8%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Dow 2x Strategy Fund	5.38%	19.27%	9.79%	15.93%
Dow Jones Industrial Average	4.94%	14.23%	9.59%	11.26%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones Industrial Average Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

114 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
DOW 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 88.5%

Consumer, Non-cyclical - 20.3%
UnitedHealth Group, Inc.	1,983	$953,109
Amgen, Inc.	1,983	440,266
Johnson & Johnson	1,983	328,226
Procter & Gamble Co.	1,983	300,900
Merck & Company, Inc.	1,983	228,819
Coca-Cola Co.	1,983	119,416
Total Consumer, Non-cyclical		2,370,736

Financial - 17.8%
Goldman Sachs Group, Inc.	1,983	639,597
Visa, Inc. — Class A	1,983	470,923
American Express Co.	1,983	345,439
Travelers Companies, Inc.	1,983	344,368
JPMorgan Chase & Co.	1,983	288,407
Total Financial		2,088,734

Technology - 15.5%
Microsoft Corp.	1,983	675,291
Salesforce, Inc.*	1,983	418,928
Apple, Inc.	1,983	384,643
International Business Machines Corp.	1,983	265,345
Intel Corp.	1,983	66,312
Total Technology		1,810,519

Consumer, Cyclical - 15.3%
Home Depot, Inc.	1,983	615,999
McDonald’s Corp.	1,983	591,747
Walmart, Inc.	1,983	311,688
NIKE, Inc. — Class B	1,983	218,863
Walgreens Boots Alliance, Inc.	1,983	56,496
Total Consumer, Cyclical		1,794,793

Industrial - 13.0%
Caterpillar, Inc.	1,983	487,917
Boeing Co.*	1,983	418,730
Honeywell International, Inc.	1,983	411,473
3M Co.	1,983	198,478
Total Industrial		1,516,598

Communications - 3.0%
Walt Disney Co.*	1,983	177,042
Cisco Systems, Inc.	1,983	102,600
Verizon Communications, Inc.	1,983	73,748
Total Communications		353,390

Energy - 2.7%
Chevron Corp.	1,983	312,025

Basic Materials - 0.9%
Dow, Inc.	1,983	105,615

Total Common Stocks
(Cost $8,333,405)		10,352,410

	Face Amount
U.S. TREASURY BILLS†† - 9.8%
U.S. Treasury Bills
5.00% due 08/03/23[1,2]	$900,000	896,037
5.05% due 08/03/23[1,2]	150,000	149,339
5.11% due 07/18/23[2,3]	98,000	97,795
Total U.S. Treasury Bills
(Cost $1,142,940)		1,143,171

REPURCHASE AGREEMENTS††,4 - 7.5%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23[1]	479,240	479,240
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23[1]	210,841	210,841
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23[1]	191,674	191,674
Total Repurchase Agreements
(Cost $881,755)		881,755

Total Investments - 105.8%
(Cost $10,358,100)		$12,377,336
Other Assets & Liabilities, net - (5.8)%		(678,244)
Total Net Assets - 100.0%		$11,699,092

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Mini Futures Contracts	5	Sep 2023	$865,700	$10,475

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 115

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
DOW 2x STRATEGY FUND

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Dow Jones Industrial Average	Pay	5.56% (SOFR + 0.50%)	At Maturity	09/20/23	278	$9,557,712	$190,817
BNP Paribas	Dow Jones Industrial Average	Pay	5.62% (Federal Funds Rate + 0.55%)	At Maturity	09/21/23	76	2,619,520	36,591
							$12,177,232	$227,408

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2023.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2023.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,352,410	$—	$—	$10,352,410
U.S. Treasury Bills	—	1,143,171	—	1,143,171
Repurchase Agreements	—	881,755	—	881,755
Equity Futures Contracts**	10,475	—	—	10,475
Equity Index Swap Agreements**	—	227,408	—	227,408
Total Assets	$10,362,885	$2,252,334	$—	$12,615,219

**	This derivative is reported as unrealized appreciation/depreciation at period end.

116 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments, at value (cost $9,476,345)	$11,495,581
Repurchase agreements, at value (cost $881,755)	881,755
Segregated cash with broker	76,000
Unrealized appreciation on OTC swap agreements	227,408
Receivables:
Securities sold	501,136
Swap settlement	25,598
Variation margin on futures contracts	6,875
Dividends	2,470
Interest	124
Total assets	13,216,947

Liabilities:
Payable for:
Fund shares redeemed	1,477,280
Management fees	8,020
Transfer agent fees	4,453
Investor service fees	2,228
Portfolio accounting and administration fees	935
Trustees’ fees*	177
Miscellaneous	24,762
Total liabilities	1,517,855
Net assets	$11,699,092

Net assets consist of:
Paid in capital	$13,297,624
Total distributable earnings (loss)	(1,598,532)
Net assets	$11,699,092
Capital shares outstanding	71,049
Net asset value per share	$164.66

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends	$116,923
Interest	48,157
Total investment income	165,080

Expenses:
Management fees	57,704
Investor service fees	16,029
Transfer agent fees	18,722
Professional fees	14,732
Portfolio accounting and administration fees	9,938
Interest expense	2,122
Trustees’ fees*	1,382
Custodian fees	935
Miscellaneous	2,635
Total expenses	124,199
Less:
Expenses reimbursed by Adviser	(3,206)
Net expenses	120,993
Net investment income	44,087

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(117,782)
Swap agreements	(343,108)
Futures contracts	(99,725)
Net realized loss	(560,615)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	308,556
Swap agreements	405,026
Futures contracts	29,376
Net change in unrealized appreciation (depreciation)	742,958
Net realized and unrealized gain	182,343
Net increase in net assets resulting from operations	$226,430

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 117

DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$44,087	$34,622
Net realized loss on investments	(560,615)	(2,821,233)
Net change in unrealized appreciation (depreciation) on investments	742,958	(717,525)
Net increase (decrease) in net assets resulting from operations	226,430	(3,504,136)

Distributions to shareholders	—	(577,032)

Capital share transactions:
Proceeds from sale of shares	35,126,314	95,949,497
Distributions reinvested	—	577,032
Cost of shares redeemed	(38,026,067)	(97,954,549)
Net decrease from capital share transactions	(2,899,753)	(1,428,020)
Net decrease in net assets	(2,673,323)	(5,509,188)

Net assets:
Beginning of period	14,372,415	19,881,603
End of period	$11,699,092	$14,372,415

Capital share activity:
Shares sold	220,748	573,452
Shares issued from reinvestment of distributions	—	3,905
Shares redeemed	(241,677)	(581,034)
Net decrease in shares	(20,929)	(3,677)

118 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$156.26	$207.85	$147.84	$163.38	$111.50	$171.44
Income (loss) from investment operations:
Net investment income (loss)[b]	.54	.42	(.68)	(.53)	.91	1.01
Net gain (loss) on investments (realized and unrealized)	7.86	(43.46)	60.69	(.73)	51.94	(18.55)
Total from investment operations	8.40	(43.04)	60.01	(1.26)	52.85	(17.54)
Less distributions from:
Net investment income	—	—	—	(.92)	(.97)	(.36)
Net realized gains	—	(8.55)	—	(13.36)	—	(42.04)
Total distributions	—	(8.55)	—	(14.28)	(.97)	(42.40)
Net asset value, end of period	$164.66	$156.26	$207.85	$147.84	$163.38	$111.50

Total Return[c]	5.38%	(20.49%)	40.59%	1.73%	47.47%	(14.23%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,699	$14,372	$19,882	$14,253	$15,519	$14,209
Ratios to average net assets:
Net investment income (loss)	0.69%	0.25%	(0.37%)	(0.42%)	0.65%	0.65%
Total expenses[d]	1.94%	1.88%	1.78%	1.91%	1.91%	1.80%
Net expenses[e]	1.89%	1.81%	1.72%	1.85%	1.84%	1.80%
Portfolio turnover rate	202%	458%	489%	607%	256%	362%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 119

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

INVERSE DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial Average® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 3, 2004

The Fund invests principally in derivative investments such as swap agreements.

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Inverse Dow 2x Strategy Fund	(5.51%)	(21.87%)	(25.57%)	(25.36%)
Dow Jones Industrial Average Index	4.94%	14.23%	9.59%	11.26%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones Industrial Average Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

120 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
INVERSE DOW 2x STRATEGY FUND

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 19.2%
Freddie Mac
4.90% due 07/05/23[1]	$200,000	$199,891
Federal Home Loan Bank
5.00% due 07/06/23[1]	100,000	99,931
Total Federal Agency Discount Notes
(Cost $299,822)		299,822

FEDERAL AGENCY NOTES†† - 12.8%
Federal Home Loan Bank
5.18% (SOFR + 0.12%, Rate Floor: 0.00%) due 09/06/23◊	100,000	100,012
Fannie Mae
0.25% due 07/10/23	100,000	99,902
Total Federal Agency Notes
(Cost $199,878)		199,914

U.S. TREASURY BILLS†† - 12.7%
U.S. Treasury Bills
5.00% due 08/03/23[1,2]	200,000	199,119
Total U.S. Treasury Bills
(Cost $199,083)		199,119

REPURCHASE AGREEMENTS††,3 - 59.6%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23[2]	$506,191	506,191
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23[2]	222,699	222,699
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23[2]	202,453	202,453
Total Repurchase Agreements
(Cost $931,343)		931,343

Total Investments - 104.3%
(Cost $1,630,126)		$1,630,198
Other Assets & Liabilities, net - (4.3)%		(67,227)
Total Net Assets - 100.0%		$1,562,971

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	Dow Jones Industrial Average Index	Receive	5.22% (Federal Funds Rate + 0.15%)	At Maturity	09/21/23	25	$848,051	$(11,866)
Barclays Bank plc	Dow Jones Industrial Average Index	Receive	5.31% (SOFR + 0.25%)	At Maturity	09/20/23	66	2,261,178	(45,345)
							$3,109,229	$(57,211)

††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at June 30, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2023.
[3]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 121

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
INVERSE DOW 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$299,822	$—	$299,822
Federal Agency Notes	—	199,914	—	199,914
U.S. Treasury Bills	—	199,119	—	199,119
Repurchase Agreements	—	931,343	—	931,343
Total Assets	$—	$1,630,198	$—	$1,630,198

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$57,211	$—	$57,211

**	This derivative is reported as unrealized appreciation/depreciation at period end.

122 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments, at value (cost $698,783)	$698,855
Repurchase agreements, at value (cost $931,343)	931,343
Segregated cash with broker	30,000
Receivables:
Interest	609
Total assets	1,660,807

Liabilities:
Unrealized depreciation on OTC swap agreements	57,211
Payable for:
Fund shares redeemed	26,935
Swap settlement	7,229
Management fees	1,302
Transfer agent fees	750
Investor service fees	362
Portfolio accounting and administration fees	152
Trustees’ fees*	28
Miscellaneous	3,867
Total liabilities	97,836
Net assets	$1,562,971

Net assets consist of:
Paid in capital	$25,237,723
Total distributable earnings (loss)	(23,674,752)
Net assets	$1,562,971
Capital shares outstanding	34,533
Net asset value per share	$45.26

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Interest	$50,739
Total investment income	50,739

Expenses:
Management fees	9,617
Investor service fees	2,672
Transfer agent fees	3,044
Portfolio accounting and administration fees	1,656
Professional fees	1,454
Trustees’ fees*	211
Custodian fees	154
Miscellaneous	1,534
Total expenses	20,342
Less:
Expenses reimbursed by Adviser	(534)
Net expenses	19,808
Net investment income	30,931

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	187
Swap agreements	(38,875)
Net realized loss	(38,688)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	9
Swap agreements	(127,441)
Net change in unrealized appreciation (depreciation)	(127,432)
Net realized and unrealized loss	(166,120)
Net decrease in net assets resulting from operations	$(135,189)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 123

INVERSE DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$30,931	$4,186
Net realized loss on investments	(38,688)	(774,369)
Net change in unrealized appreciation (depreciation) on investments	(127,432)	176,424
Net decrease in net assets resulting from operations	(135,189)	(593,759)

Capital share transactions:
Proceeds from sale of shares	5,342,848	29,976,510
Cost of shares redeemed	(5,864,461)	(30,445,843)
Net decrease from capital share transactions	(521,613)	(469,333)
Net decrease in net assets	(656,802)	(1,063,092)

Net assets:
Beginning of period	2,219,773	3,282,865
End of period	$1,562,971	$2,219,773

Capital share activity:
Shares sold	111,762	555,807
Shares redeemed	(123,567)	(581,432)
Net decrease in shares	(11,805)	(25,625)

124 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019[f]	Year Ended December 31, 2018[f]
Per Share Data
Net asset value, beginning of period	$47.90	$45.62	$70.54	$131.01	$204.97	$202.08
Income (loss) from investment operations:
Net investment income (loss)[b]	.68	.08	(.63)	(.34)	.90	1.25
Net gain (loss) on investments (realized and unrealized)	(3.32)	2.20 [g]	(24.29)	(59.99)	(74.86)	1.64
Total from investment operations	(2.64)	2.28	(24.92)	(60.33)	(73.96)	2.89
Less distributions from:
Net investment income	—	—	—	(.14)	—	—
Total distributions	—	—	—	(.14)	—	—
Net asset value, end of period	$45.26	$47.90	$45.62	$70.54	$131.01	$204.97

Total Return[c]	(5.51%)	5.00%	(35.33%)	(45.76%)	(36.08%)	1.43%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,563	$2,220	$3,283	$3,431	$3,275	$2,122
Ratios to average net assets:
Net investment income (loss)	2.89%	0.16%	(1.15%)	(1.04%)	0.56%	0.67%
Total expenses[d]	1.90%	1.90%	1.79%	1.92%	1.92%	1.81%
Net expenses[e]	1.85%	1.83%	1.70%	1.86%	1.86%	1.80%
Portfolio turnover rate	—	—	116%	616%	427%	524%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Reverse share split — Per share amounts for the years presented through December 31, 2019 have been restated to reflect a 1:5 reverse share split effective August 24, 2020.
[g]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments in the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 125

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. government securities on a daily basis. The Fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the most recently issued 30 Year U.S. Treasury Bond. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: August 18, 1997

The Fund invests principally in U.S. Government securities and in derivative investments such as futures contracts.

Largest Holdings	% of Total Net Assets
U.S. Treasury Bonds	46.9%
Guggenheim Strategy Fund II	6.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.6%
Total	58.5%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Government Long Bond 1.2x Strategy Fund	2.95%	(13.81%)	(4.32%)	(0.24%)
Price Movement of Long Treasury Bond**	1.52%	(13.23%)	(4.19%)	(1.41%)
Bloomberg U.S. Long Treasury Index	3.72%	(6.82%)	(0.88%)	1.80%
Bloomberg U.S. Treasury Bellwethers 30 Yr. Index	3.49%	(9.68)	(1.73)	1.32%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg U.S. Long Treasury Index , the Price Movement of Long Treasury Bond and the Bloomberg U.S. Treasury Bellwethers 30 Yr. Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Does not reflect any interest.
†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

126 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
GOVERNMENT LONG BOND 1.2x STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 11.6%
Guggenheim Strategy Fund II1	19,093	$462,430
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	44,947	437,338
Total Mutual Funds
(Cost $902,681)		899,768

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 46.9%
U.S. Treasury Bonds
3.63% due 05/15/53	$3,800,000	3,653,344
Total U.S. Government Securities
(Cost $3,629,484)		3,653,344

FEDERAL AGENCY DISCOUNT NOTES†† - 25.8%
Freddie Mac
5.00% due 07/17/23[2]	510,000	508,867
4.90% due 07/05/23[2]	500,000	499,728
Federal Home Loan Bank
4.90% due 07/03/23[2]	800,000	799,782
5.00% due 07/06/23[2]	200,000	199,861
Total Federal Agency Discount Notes
(Cost $2,008,238)		2,008,238

U.S. TREASURY BILLS†† - 3.5%
U.S. Treasury Bills
5.11% due 07/18/23[2,3]	277,000	276,420
Total U.S. Treasury Bills
(Cost $276,320)		276,420

REPURCHASE AGREEMENTS††,4 - 22.0%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	929,475	929,475
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	408,922	408,922
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	371,748	371,748
Total Repurchase Agreements
(Cost $1,710,145)		1,710,145

Total Investments - 109.8%
(Cost $8,526,868)		$8,547,915
Other Assets & Liabilities, net - (9.8)%		(759,584)
Total Net Assets - 100.0%		$7,788,331

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	45	Sep 2023	$6,146,719	$44,611

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2023.
[4]	Repurchase Agreements — See Note 6.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 127

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
GOVERNMENT LONG BOND 1.2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$899,768	$—	$—	$899,768
U.S. Government Securities	—	3,653,344	—	3,653,344
Federal Agency Discount Notes	—	2,008,238	—	2,008,238
U.S. Treasury Bills	—	276,420	—	276,420
Repurchase Agreements	—	1,710,145	—	1,710,145
Interest Rate Futures Contracts**	44,611	—	—	44,611
Total Assets	$944,379	$7,648,147	$—	$8,592,526

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$458,993	$—	$—	$—	$3,437	$462,430	19,093	$12,008
Guggenheim Ultra Short Duration Fund — Institutional Class	433,293	—	—	—	4,045	437,338	44,947	11,135
	$892,286	$—	$—	$—	$7,482	$899,768		$23,143

128 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments in unaffiliated issuers, at value (cost $5,914,042)	$5,938,002
Investments in affiliated issuers, at value (cost $902,681)	899,768
Repurchase agreements, at value (cost $1,710,145)	1,710,145
Segregated cash with broker	76,080
Receivables:
Variation margin on futures contracts	86,937
Interest	17,837
Dividends	4,124
Total assets	8,732,893

Liabilities:
Payable for:
Fund shares redeemed	919,837
Transfer agent fees	3,894
Management fees	3,838
Investor service fees	1,964
Portfolio accounting and administration fees	1,218
Trustees’ fees*	123
Miscellaneous	13,688
Total liabilities	944,562
Net assets	$7,788,331

Net assets consist of:
Paid in capital	$29,051,098
Total distributable earnings (loss)	(21,262,767)
Net assets	$7,788,331
Capital shares outstanding	343,781
Net asset value per share	$22.65

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends from securities of affiliated issuers	$23,143
Interest	166,261
Total investment income	189,404

Expenses:
Management fees	23,290
Investor service fees	11,645
Transfer agent fees	12,950
Professional fees	7,329
Portfolio accounting and administration fees	7,220
Trustees’ fees*	776
Custodian fees	659
Line of credit fees	10
Miscellaneous	3,489
Total expenses	67,368
Less:
Expenses waived by Adviser	(542)
Net expenses	66,826
Net investment income	122,578

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(357,472)
Futures contracts	(220,814)
Net realized loss	(578,286)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(5,587)
Investments in affiliated issuers	7,482
Futures contracts	279,142
Net change in unrealized appreciation (depreciation)	281,037
Net realized and unrealized loss	(297,249)
Net decrease in net assets resulting from operations	$(174,671)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 129

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$122,578	$137,581
Net realized loss on investments	(578,286)	(7,003,873)
Net change in unrealized appreciation (depreciation) on investments	281,037	(468,344)
Net decrease in net assets resulting from operations	(174,671)	(7,334,636)

Distributions to shareholders	(122,577)	(153,140)

Capital share transactions:
Proceeds from sale of shares	30,035,890	151,092,344
Distributions reinvested	122,577	153,140
Cost of shares redeemed	(30,029,812)	(148,173,588)
Net increase from capital share transactions	128,655	3,071,896
Net decrease in net assets	(168,593)	(4,415,880)

Net assets:
Beginning of period	7,956,924	12,372,804
End of period	$7,788,331	$7,956,924

Capital share activity:
Shares sold	1,285,016	5,177,215
Shares issued from reinvestment of distributions	5,309	5,873
Shares redeemed	(1,303,266)	(5,149,199)
Net increase (decrease) in shares	(12,941)	33,889

130 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$22.31	$38.33	$41.59	$34.15	$29.60	$31.79
Income (loss) from investment operations:
Net investment income (loss)[b]	.30	.38	.17	.02	.39	.46
Net gain (loss) on investments (realized and unrealized)	.34 [f]	(15.96)	(3.29)	7.48 [f]	4.55	(2.16)
Total from investment operations	.64	(15.58)	(3.12)	7.50	4.94	(1.70)
Less distributions from:
Net investment income	(.30)	(.44)	(.14)	(.03)	(.39)	(.46)
Net realized gains	—	—	—	—	—	(.03)
Return of capital	—	—	—	(.03)	—	—
Total distributions	(.30)	(.44)	(.14)	(.06)	(.39)	(.49)
Net asset value, end of period	$22.65	$22.31	$38.33	$41.59	$34.15	$29.60

Total Return[c]	2.95%	(40.83%)	(7.49%)	21.96%	16.78%	(5.32%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,788	$7,957	$12,373	$15,472	$10,353	$13,436
Ratios to average net assets:
Net investment income (loss)	2.63%	1.33%	0.47%	0.06%	1.19%	1.58%
Total expenses[d]	1.45%	1.39%	1.30%	1.43%	1.41%	1.32%
Net expenses[e]	1.43%	1.37%	1.28%	1.40%	1.38%	1.32%
Portfolio turnover rate	585%	1,890%	1,382%	1,887%	2,060%	2,292%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 131

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

OBJECTIVE: Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the most recently issued 30 Year U.S. Treasury Bond. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 1, 2003

The Fund invests principally in short sales and derivative investments such as futures contracts.

Largest Holdings	% of Total Net Assets
Guggenheim Strategy Fund II	18.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	15.1%
Total	33.1%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Inverse Government Long Bond Strategy Fund	(0.99%)	12.88%	(0.02%)	(3.20%)
Price Movement of Long Treasury Bond**	1.52%	(13.23%)	(4.19%)	(1.41%)
Bloomberg U.S. Long Treasury Index	3.72%	(6.82%)	(0.88%)	1.80%
Bloomberg U.S. Treasury Bellwethers 30 Yr. Index***	3.49%	(9.68%)	(1.73%)	1.32%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg U.S. Long Treasury Index, the Price Movement of Long Treasury Bond and the Bloomberg U.S. Treasury Bellwethers 30 Yr. Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Does not reflect any interest.
***	Effective August 1, 2022, the Fund changed its comparative benchmark to the Bloomberg U.S. Treasury Bellwethers 30 Yr. Index.
†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

132 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 33.1%
Guggenheim Strategy Fund II1	24,812	$600,935
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	51,575	501,826
Total Mutual Funds
(Cost $1,122,058)		1,102,761

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 18.0%
Federal Home Loan Bank
5.00% due 07/06/23[2]	$300,000	299,792
Freddie Mac
5.00% due 07/17/23[2]	300,000	299,333
Total Federal Agency Discount Notes
(Cost $599,125)		599,125

FEDERAL AGENCY NOTES†† - 3.0%
Federal Home Loan Bank
5.18% (SOFR + 0.12%, Rate Floor: 0.00%) due 09/06/23◊	100,000	100,012
Total Federal Agency Notes
(Cost $100,000)		100,012

U.S. TREASURY BILLS†† - 0.6%
U.S. Treasury Bills
5.11% due 07/18/23[2,3]	20,000	19,958
Total U.S. Treasury Bills
(Cost $19,951)		19,958

REPURCHASE AGREEMENTS†† - 76.9% Individual Repurchase Agreements[4]
Mizuho Securities USA LLC issued 06/30/23 at 4.90% due 07/03/23 (secured by a U.S. Treasury Bond, at a rate of 3.63% and maturing 05/15/53 as collateral, with a value of $1,145,625) to be repurchased at $1,123,606	1,123,162	1,123,162
Barclays Capital, Inc. issued 06/30/23 at 4.75% due 07/03/23 (secured by a U.S. Treasury Bond, at a rate of 3.63% and maturing 05/15/53 as collateral, with a value of $667,590)to be repurchased at $654,759	654,500	654,500
Joint Repurchase Agreements[5]
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	425,642	425,642
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	187,261	187,261
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	170,237	170,237
Total Repurchase Agreements
(Cost $2,560,802)		2,560,802

Total Investments - 131.6%
(Cost $4,401,936)		$4,382,658

U.S. GOVERNMENT SECURITIES SOLD SHORT†† - (77.9)%
U.S. Treasury Bonds
3.63% due 05/15/53	2,700,000	(2,595,797)
Total U.S Government Securities Sold Short
(Proceeds $2,595,282)		$(2,595,797)
Other Assets & Liabilities, net - 46.3%		1,542,499
Total Net Assets - 100.0%		$3,329,360

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	6	Sep 2023	$819,563	$(3,732)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 133

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at June 30, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2023.
[4]	All or a portion of this security is pledged as short security collateral at June 30, 2023.
[5]	Repurchase Agreements — See Note 6.
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,102,761	$—	$—	$1,102,761
Federal Agency Discount Notes	—	599,125	—	599,125
Federal Agency Notes	—	100,012	—	100,012
U.S. Treasury Bills	—	19,958	—	19,958
Repurchase Agreements	—	2,560,802	—	2,560,802
Total Assets	$1,102,761	$3,279,897	$—	$4,382,658

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities Sold Short	$—	$2,595,797	$—	$2,595,797
Interest Rate Futures Contracts**	3,732	—	—	3,732
Total Liabilities	$3,732	$2,595,797	$—	$2,599,529

**	This derivative is reported as unrealized appreciation/depreciation at period end.

134 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$596,469	$—	$—	$—	$4,466	$600,935	24,812	$15,605
Guggenheim Ultra Short Duration Fund — Institutional Class	497,184	—	—	—	4,642	501,826	51,575	12,777
	$1,093,653	$—	$—	$—	$9,108	$1,102,761		$28,382

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 135

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments in unaffiliated issuers, at value (cost $719,076)	$719,095
Investments in affiliated issuers, at value (cost $1,122,058)	1,102,761
Repurchase agreements, at value (cost $2,560,802)	2,560,802
Segregated cash with broker	19,150
Receivables:
Fund shares sold	777,995
Securities sold	769,125
Dividends	5,056
Interest	4,570
Total assets	5,958,554

Liabilities:
Securities sold short, at value (proceeds $2,595,282)	2,595,797
Payable for:
Variation margin on futures contracts	9,750
Management fees	2,196
Transfer agent fees	1,304
Investor service fees	638
Fund shares redeemed	445
Portfolio accounting and administration fees	268
Trustees’ fees*	49
Miscellaneous	18,747
Total liabilities	2,629,194
Net assets	$3,329,360

Net assets consist of:
Paid in capital	$9,640,273
Total distributable earnings (loss)	(6,310,913)
Net assets	$3,329,360
Capital shares outstanding	33,966
Net asset value per share	$98.02

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends from securities of affiliated issuers	$28,382
Interest	141,177
Total investment income	169,559

Expenses:
Management fees	17,531
Investor service fees	4,870
Transfer agent fees	5,504
Interest expense	62,788
Professional fees	2,753
Portfolio accounting and administration fees	3,019
Trustees’ fees*	366
Custodian fees	280
Miscellaneous	1,536
Total expenses	98,647
Less:
Expenses reimbursed by Adviser	(974)
Expenses waived by Adviser	(621)
Total waived/reimbursed expenses	(1,595)
Net expenses	97,052
Net investment income	72,507

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	99
Investments in unaffiliated issuers sold short	(100,390)
Futures contracts	(4,934)
Net realized loss	(105,225)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(6)
Investments in affiliated issuers	9,108
Investments in unaffiliated issuers sold short	(63,741)
Futures contracts	(27,228)
Net change in unrealized appreciation (depreciation)	(81,867)
Net realized and unrealized loss	(187,092)
Net decrease in net assets resulting from operations	$(114,585)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

136 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$72,507	$(102,714)
Net realized gain (loss) on investments	(105,225)	1,186,474
Net change in unrealized appreciation (depreciation) on investments	(81,867)	105,019
Net increase (decrease) in net assets resulting from operations	(114,585)	1,188,779

Capital share transactions:
Proceeds from sale of shares	16,441,760	156,688,377
Cost of shares redeemed	(16,921,567)	(157,301,837)
Net decrease from capital share transactions	(479,807)	(613,460)
Net increase (decrease) in net assets	(594,392)	575,319

Net assets:
Beginning of period	3,923,752	3,348,433
End of period	$3,329,360	$3,923,752

Capital share activity:
Shares sold	170,519	1,895,649
Shares redeemed	(176,186)	(1,905,451)
Net decrease in shares	(5,667)	(9,802)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 137

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$99.00	$67.73	$67.08	$85.27	$98.33	$94.75
Income (loss) from investment operations:
Net investment income (loss)[b]	1.78	(1.24)	(2.10)	(1.48)	.26	(.64)
Net gain (loss) on investments (realized and unrealized)	(2.76)	32.51	2.75	(16.51)	(13.32)	4.22
Total from investment operations	(.98)	31.27	.65	(17.99)	(13.06)	3.58
Less distributions from:
Net investment income	—	—	—	(.20)	—	—
Total distributions	—	—	—	(.20)	—	—
Net asset value, end of period	$98.02	$99.00	$67.73	$67.08	$85.27	$98.33

Total Return[c]	(0.99%)	46.17%	0.97%	(21.09%)	(13.28%)	3.79%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,329	$3,924	$3,348	$2,648	$2,382	$4,426
Ratios to average net assets:
Net investment income (loss)	3.72%	(1.46%)	(2.89%)	(2.23%)	0.29%	(0.63%)
Total expenses[d]	5.06%	4.47%	3.46%	3.01%	3.58%	4.31%
Net expenses[e,f]	4.98%	4.38%	3.38%	2.97%	3.49%	4.30%
Portfolio turnover rate	476%	1,849%	1,451%	2,529%	966%	907%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expense may include expenses related to short sales. Excluding these expenses, the net expense ratios for the periods presented would be:

06/30/23[a]	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
1.76%	1.73%	1.65%	1.83%	1.79%	1.75%

138 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

HIGH YIELD STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 15, 2014

Largest Holdings	% of Total Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	7.8%
Guggenheim Strategy Fund II	7.7%
iShares iBoxx High Yield Corporate Bond ETF	1.6%
SPDR Bloomberg High Yield Bond ETF	1.6%
Total	18.7%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	Since Inception (10/15/14)
High Yield Strategy Fund	4.34%	9.45%	1.31%	2.76%
Bloomberg U.S. Corporate High Yield Index	5.38%	9.06%	3.36%	4.13%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg U.S. Corporate High Yield Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 139

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
HIGH YIELD STRATEGY FUND

	Shares	Value
EXCHANGE-TRADED FUNDS† - 3.2%
iShares iBoxx High Yield Corporate Bond ETF[1]	1,556	$116,809
SPDR Bloomberg High Yield Bond ETF	1,245	114,577
Total Exchange-Traded Funds
(Cost $263,173)		231,386

MUTUAL FUNDS† - 15.5%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	57,301	557,536
Guggenheim Strategy Fund II2	23,000	557,051
Total Mutual Funds
(Cost $1,124,043)		1,114,587

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 13.2%
Freddie Mac
5.00% due 07/17/23[3]	$750,000	748,333
Federal Home Loan Bank
5.00% due 07/06/23[3]	200,000	199,861
Total Federal Agency Discount Notes
(Cost $948,194)		948,194

FEDERAL AGENCY NOTES†† - 2.8%
Federal Home Loan Bank
5.18% (SOFR + 0.12%, Rate Floor: 0.00%) due 09/06/23◊	200,000	200,025
Total Federal Agency Notes
(Cost $200,000)		200,025

U.S. TREASURY BILLS†† - 1.1%
U.S. Treasury Bills
5.11% due 07/18/23[3,4]	76,000	75,841
Total U.S. Treasury Bills
(Cost $75,813)		75,841

REPURCHASE AGREEMENTS††,5 - 54.8%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	2,145,414	2,145,414
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	943,874	943,874
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	858,067	858,067
Total Repurchase Agreements
(Cost $3,947,355)		3,947,355

	Shares
SECURITIES LENDING COLLATERAL†,6 - 1.2%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[7]	88,984	88,984
Total Securities Lending Collateral
(Cost $88,984)		88,984

Total Investments - 91.8%
(Cost $6,647,562)		$6,606,372
Other Assets & Liabilities, net - 8.2%		591,092
Total Net Assets - 100.0%		$7,197,464

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	61	Sep 2023	$6,535,102	$(99,511)

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Value and Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.NA.HY.40.V1	5.00%	Quarterly	06/20/28	$6,800,000	$189,697	$73,340	$116,357

140 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
HIGH YIELD STRATEGY FUND

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements††
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	5.47% (Federal Funds Rate + 0.40%)	At Maturity	09/21/23	364	$27,311	$215
BNP Paribas	SPDR Bloomberg High Yield Bond ETF	Pay	5.52% (Federal Funds Rate + 0.45%)	At Maturity	09/21/23	192	17,681	132
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	5.47% (Federal Funds Rate + 0.40%)	At Maturity	07/27/23	86	$6,456	$51
							$51,448	$398

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at June 30, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 7.
[2]	Affiliated issuer.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2023.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of June 30, 2023.
CDX.NA.HY.40.V1 — Credit Default Swap North American High Yield Series 40 Index Version 1
ICE — Intercontinental Exchange
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 141

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
HIGH YIELD STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$231,386	$—	$—	$231,386
Mutual Funds	1,114,587	—	—	1,114,587
Federal Agency Discount Notes	—	948,194	—	948,194
Federal Agency Notes	—	200,025	—	200,025
U.S. Treasury Bills	—	75,841	—	75,841
Repurchase Agreements	—	3,947,355	—	3,947,355
Securities Lending Collateral	88,984	—	—	88,984
Credit Default Swap Agreements**	—	116,357	—	116,357
Credit Index Swap Agreements**	—	398	—	398
Total Assets	$1,434,957	$5,288,170	$—	$6,723,127

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$99,511	$—	$—	$99,511

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$552,911	$—	$—	$—	$4,140	$557,051	23,000	$14,466
Guggenheim Ultra Short Duration Fund — Institutional Class	552,379	—	—	—	5,157	557,536	57,301	14,195
	$1,105,290	$—	$—	$—	$9,297	$1,114,587		$28,661

142 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments in unaffiliated issuers, at value - including $87,607 of securities loaned (cost $1,576,164)	$1,544,430
Investments in affiliated issuers, at value (cost $1,124,043)	1,114,587
Repurchase agreements, at value (cost $3,947,355)	3,947,355
Segregated cash with broker	558,094
Unamortized upfront premiums paid on credit default swap agreements	73,340
Unrealized appreciation on OTC swap agreements	398
Receivables:
Variation margin on credit default swap agreements	47,994
Protection fees on credit default swap agreements	10,389
Dividends	5,108
Variation margin on futures contracts	2,190
Interest	1,273
Fund shares sold	423
Securities lending income	61
Total assets	7,305,642

Liabilities:
Payable for:
Return of securities lending collateral	88,984
Management fees	3,936
Transfer agent/maintenance fees	2,262
Fund shares redeemed	1,782
Investor service fees	1,350
Portfolio accounting/administration fees	837
Trustees’ fees*	72
Swap settlement	23
Miscellaneous	8,932
Total liabilities	108,178
Net assets	$7,197,464

Net assets consist of:
Paid in capital	$7,839,944
Total distributable earnings (loss)	(642,480)
Net assets	$7,197,464
Capital shares outstanding	96,962
Net asset value per share	$74.23

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends from securities of unaffiliated issuers	$5,932
Dividends from securities of affiliated issuers	28,661
Interest	89,113
Income from securities lending, net	330
Total investment income	124,036

Expenses:
Management fees	20,865
Investor service fees	6,955
Transfer agent fees	7,674
Portfolio accounting and administration fees	4,312
Professional fees	3,524
Printing fees	2,490
Trustees’ fees*	451
Custodian fees	393
Miscellaneous	422
Total expenses	47,086
Less:
Expenses waived by Adviser	(691)
Net expenses	46,395
Net investment income	77,641

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	35
Swap agreements	179,600
Futures contracts	(61,737)
Net realized gain	117,898
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	4,783
Investments in affiliated issuers	9,297
Swap agreements	(12,010)
Futures contracts	(92,485)
Net change in unrealized appreciation (depreciation)	(90,415)
Net realized and unrealized gain	27,483
Net increase in net assets resulting from operations	$105,124

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 143

HIGH YIELD STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$77,641	$30,301
Net realized gain (loss) on investments	117,898	(818,876)
Net change in unrealized appreciation (depreciation) on investments	(90,415)	50,654
Net increase (decrease) in net assets resulting from operations	105,124	(737,921)

Distributions to shareholders	—	(58,130)

Capital share transactions:
Proceeds from sale of shares	18,737,236	16,051,078
Distributions reinvested	—	58,130
Cost of shares redeemed	(16,066,681)	(16,176,936)
Net increase (decrease) from capital share transactions	2,670,555	(67,728)
Net increase (decrease) in net assets	2,775,679	(863,779)

Net assets:
Beginning of period	4,421,785	5,285,564
End of period	$7,197,464	$4,421,785

Capital share activity:
Shares sold	253,501	217,639
Shares issued from reinvestment of distributions	—	831
Shares redeemed	(218,693)	(220,898)
Net increase (decrease) in shares	34,808	(2,428)

144 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$71.14	$81.84	$80.49	$86.60	$77.95	$83.54
Income (loss) from investment operations:
Net investment income (loss)[b]	1.02	.51	(.35)	(.20)	.64	.71
Net gain (loss) on investments (realized and unrealized)	2.07	(9.94)	1.70	(.60)	10.08	(1.39)
Total from investment operations	3.09	(9.43)	1.35	(.80)	10.72	(.68)
Less distributions from:
Net investment income	—	(1.27)	—	(4.92)	(2.07)	(4.91)
Net realized gains	—	—	—	(.39)	—	—
Total distributions	—	(1.27)	—	(5.31)	(2.07)	(4.91)
Net asset value, end of period	$74.23	$71.14	$81.84	$80.49	$86.60	$77.95

Total Return[c]	4.34%	(11.48%)	1.68%	(0.47%)	13.84%	(0.87%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,197	$4,422	$5,286	$10,775	$10,508	$4,113
Ratios to average net assets:
Net investment income (loss)	2.79%	0.70%	(0.44%)	(0.25%)	0.76%	0.88%
Total expenses[d]	1.69%	1.66%	1.60%	1.72%	1.72%	1.62%
Net expenses[e]	1.67%	1.61%	1.54%	1.67%	1.65%	1.61%
Portfolio turnover rate	—	111%	117%	460%	299%	116%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 145

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

U.S. GOVERNMENT MONEY MARKET FUND

OBJECTIVE: Seeks to provide security of principal, high current income, and liquidity.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

FADN – Federal Agency Discount Note
FAN – Federal Agency Note

Inception Date: May 7, 1997

The Fund invests principally in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and enters into repurchase agreements fully collateralized by U.S. government securities.

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
U.S. Government Money Market Fund	1.69%	2.43%	0.75%	0.39%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

146 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
U.S. GOVERNMENT MONEY MARKET FUND

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 57.8%
Federal Home Loan Bank
5.15% (SOFR + 0.09%, Rate Floor: 0.00%) due 07/03/23◊	6,000,000	$6,000,000
5.11% (SOFR + 0.05%, Rate Floor: 0.00%) due 07/18/23◊	3,000,000	2,999,997
5.16% (SOFR + 0.10%, Rate Floor: 0.00%) due 11/14/23◊	2,500,000	2,500,000
Federal Farm Credit Bank
5.21% (SOFR + 0.15%, Rate Floor: 0.00%) due 03/20/24◊	2,500,000	2,500,000
1.60% due 08/14/23	2,464,000	2,453,595
5.10% (Fed Funds Effective Rate + 0.03%, Rate Floor: 0.00%) due 12/08/23◊	1,000,000	999,723
Farmer Mac
5.12% (SOFR + 0.06%, Rate Floor: 0.00%) due 09/15/23◊	3,500,000	3,500,000
Fannie Mae
0.25% due 07/10/23	3,500,000	3,495,886
Total Federal Agency Notes
(Cost $24,449,201)		24,449,201

FEDERAL AGENCY DISCOUNT NOTES†† - 9.6%
Federal Home Loan Bank
5.00% due 09/06/23[1]	2,400,000	2,377,667
5.00% due 09/07/23[1]	900,000	891,500
Freddie Mac
5.00% due 07/17/23[1]	800,000	798,222
Total Federal Agency Discount Notes
(Cost $4,067,389)		4,067,389

U.S. GOVERNMENT SECURITIES†† - 4.8%
United States Treasury Floating Rate Note
5.28% (3 Month U.S. Treasury Bill Rate + 0.03%, Rate Floor: 0.00%) due 07/31/23◊	2,000,000	1,999,904
Total U.S. Government Securities
(Cost $1,999,904)		1,999,904

U.S. TREASURY BILLS†† - 4.7%
U.S. Treasury Bills
4.26% due 07/25/23[1]	2,000,000	1,993,313
Total U.S. Treasury Bills
(Cost $1,993,313)		1,993,313

REPURCHASE AGREEMENTS††,2 - 23.0%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	5,278,563	5,278,563
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	2,322,302	2,322,302
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	2,111,183	2,111,183
Total Repurchase Agreements
(Cost $9,712,048)		9,712,048

Total Investments - 99.9%
(Cost $42,221,855)		$42,221,855
Other Assets & Liabilities, net - 0.1%		57,651
Total Net Assets - 100.0%		$42,279,506

††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at June 30, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Rate indicated is the effective yield at the time of purchase.
[2]	Repurchase Agreements — See Note 6.
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 147

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
U.S. GOVERNMENT MONEY MARKET FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$24,449,201	$—	$24,449,201
Federal Agency Discount Notes	—	4,067,389	—	4,067,389
U.S. Government Securities	—	1,999,904	—	1,999,904
U.S. Treasury Bills	—	1,993,313	—	1,993,313
Repurchase Agreements	—	9,712,048	—	9,712,048
Total Assets	$—	$42,221,855	$—	$42,221,855

148 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments, at value (cost $32,509,807)	$32,509,807
Repurchase agreements, at value (cost $9,712,048)	9,712,048
Receivables:
Interest	126,133
Fund shares sold	89,142
Total assets	42,437,130

Liabilities:
Payable for:
Professional fees	57,575
Transfer agent fees	21,413
Management fees	19,657
Printing fees	17,472
Investor service fees	9,828
Portfolio accounting and administration fees	6,094
Trustees’ fees*	878
Fund shares redeemed	172
Miscellaneous	24,535
Total liabilities	157,624
Net assets	$42,279,506

Net assets consist of:
Paid in capital	$42,268,560
Total distributable earnings (loss)	10,946
Net assets	$42,279,506
Capital shares outstanding	42,255,924
Net asset value per share	$1.00

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Interest	$1,528,734
Total investment income	1,528,734

Expenses:
Management fees	160,298
Investor service fees	80,149
Transfer agent fees	93,627
Professional fees	60,705
Portfolio accounting and administration fees	49,692
Trustees’ fees*	7,018
Custodian fees	4,681
Miscellaneous	5,672
Total expenses	461,842
Net investment income	1,066,892

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	10,262
Net realized gain	10,262
Net increase in net assets resulting from operations	$1,077,154

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 149

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,066,892	$493,081
Net realized gain on investments	10,262	691
Net change in unrealized appreciation (depreciation) on investments	—	—
Net increase in net assets resulting from operations	1,077,154	493,772

Distributions to shareholders	(1,066,892)	(495,519)

Capital share transactions:
Proceeds from sale of shares	21,467,299	163,567,812
Distributions reinvested	1,066,892	495,519
Cost of shares redeemed	(67,667,373)	(130,391,075)
Net increase (decrease) from capital share transactions	(45,133,182)	33,672,256
Net increase (decrease) in net assets	(45,122,920)	33,670,509

Net assets:
Beginning of period	87,402,426	53,731,917
End of period	$42,279,506	$87,402,426

Capital share activity:
Shares sold	21,472,514	163,567,812
Shares issued from reinvestment of distributions	1,061,677	495,541
Shares redeemed	(67,667,373)	(130,391,075)
Net increase (decrease) in shares	(45,133,182)	33,672,278

150 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.01	— [c]	— [c]	.01	.01
Net gain (loss) on investments (realized and unrealized)	—	—	— [c]	— [c]	—	—
Total from investment operations	.02	.01	—	—	.01	.01
Less distributions from:
Net investment income	(.02)	(.01)	(—)[c]	(—)[c]	(.01)	(.01)
Net realized gains	—	(—)[c]	(—)[c]	(—)[c]	(—)[c]	(—)[c]
Total distributions	(.02)	(.01)	(—)[c]	(—)[c]	(.01)	(.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[d]	1.69%	0.73%	0.00%	0.07%	0.87%	0.58%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$42,280	$87,402	$53,732	$54,657	$49,233	$85,008
Ratios to average net assets:
Net investment income (loss)	3.33%	0.70%	— [f]	0.05%	0.88%	0.57%
Total expenses	1.44%	1.39%	1.29%	1.42%	1.42%	1.32%
Net expenses[e]	1.44%	0.91%	0.08%	0.41%	1.42%	1.32%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Less than $0.01 per share.
[d]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 151

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately. At June 30, 2023, the Trust consisted of forty-nine funds. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Nova Fund	Non-diversified
Inverse S&P 500® Strategy Fund	Non-diversified
NASDAQ-100® Fund	Non-diversified
Inverse NASDAQ-100® Strategy Fund	Non-diversified
S&P 500® 2x Strategy Fund	Non-diversified
NASDAQ-100® 2x Strategy Fund	Non-diversified
Mid-Cap 1.5x Strategy Fund	Non-diversified
Inverse Mid-Cap Strategy Fund	Non-diversified
Russell 2000® 2x Strategy Fund	Non-diversified
Russell 2000® 1.5x Strategy Fund	Non-diversified
Inverse Russell 2000® Strategy Fund	Non-diversified
Dow 2x Strategy Fund	Non-diversified
Inverse Dow 2x Strategy Fund	Non-diversified
Government Long Bond 1.2x Strategy Fund	Diversified
Inverse Government Long Bond Strategy Fund	Diversified
High Yield Strategy Fund	Non-diversified
U.S. Government Money Market Fund	Diversified

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Security Investors, LLC (the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of each Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, by the number of outstanding shares of that Fund.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith and became effective September 8, 2022. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Designee Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing services.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

With the exception of the U.S. Government Money Market Fund, U.S. government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts are valued on the basis of the last sale price at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of swap agreements entered into by a fund will generally be valued using an evaluated price provided by a third party pricing vendor.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Short Sales

When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(d) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(e) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Upfront payments received or made by a Fund on credit default swap agreements and interest rate swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

(f) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of June 30, 2023, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(g) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(h) Distributions

Dividends from net investment income are declared daily in the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Distributions of net investment income in the remaining Funds and distributions of net realized gains, if any, in all Funds are declared at least annually. Normally, all distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(i) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 5.08% at June 30, 2023.

(i) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide

154 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Funds’ Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if the Fund had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Funds’ Statements of Assets and Liabilities; securities held as collateral are noted on the Funds’ Schedules of Investments.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Nova Fund	Index exposure, Leverage, Liquidity	$4,365,542	$—
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	—	483,065
NASDAQ-100® Fund	Index exposure, Liquidity	8,519,295	—
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	7,979,308	—
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	8,433,706	—
Mid-Cap 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	502,065	—
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	221,247	—
Russell 2000® 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	870,397	—
Inverse Russell 2000® Strategy Fund	Index exposure, Liquidity	—	60,913
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	2,128,244	—
Government Long Bond 1.2x Strategy Fund	Duration, Index exposure, Leverage, Liquidity	5,129,693	—
Inverse Government Long Bond Strategy Fund	Duration, Index exposure, Liquidity	—	602,406
High Yield Strategy Fund	Duration, Index exposure, Liquidity	5,170,445	—

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

The following table represents the Funds’ use and volume of total return swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Nova Fund	Index exposure, Leverage, Liquidity	$18,560,079	$—
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	—	4,082,190
NASDAQ-100® Fund	Index exposure, Liquidity	16,852,772	—
Inverse NASDAQ-100® Strategy Fund	Index exposure, Liquidity	—	3,245,774
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	26,085,656	—
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	75,660,616	—
Mid-Cap 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	2,595,749	—
Inverse Mid-Cap Strategy Fund	Index exposure, Liquidity	—	243,717
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	7,163,536	—
Russell 2000® 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	2,195,325	—
Inverse Russell 2000® Strategy Fund	Index exposure, Liquidity	—	1,150,896
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	11,579,868	—
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	4,259,185
High Yield Strategy Fund	Duration, Index exposure, Liquidity	51,520	—

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following table represents the Funds’ use and volume of credit default swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Protection Sold	Protection Purchased
High Yield Strategy Fund	Duration, Index exposure, Liquidity	$5,533,333	$—

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2023:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/interest rate futures contracts	Variation margin on futures contracts	Variation margin on futures contracts
Credit/equity swap contracts	Unrealized appreciation on OTC swap agreements	Unrealized depreciation on OTC swap agreements
Unamortized upfront premiums paid on credit default swap agreements
Variation margin on credit default swap agreements

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2023:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Interest Rate Risk*	Swaps Credit Risk*	Total Value at June 30, 2023
Nova Fund	$54,928	$438,402	$—	$—	$493,330
NASDAQ-100® Fund	94,960	492,104	—	—	587,064
S&P 500® 2x Strategy Fund	41,196	574,506	—	—	615,702
NASDAQ-100® 2x Strategy Fund	11,563	2,272,083	—	—	2,283,646
Mid-Cap 1.5x Strategy Fund	—	58,679	—	—	58,679
Russell 2000® 2x Strategy Fund	3,448	343,136	—	—	346,584
Russell 2000® 1.5x Strategy Fund	820	77,180	—	—	78,000
Dow 2x Strategy Fund	10,475	227,408	—	—	237,883
Government Long Bond 1.2x Strategy Fund	—	—	44,611	—	44,611
High Yield Strategy Fund	—	398	—	116,357	116,755

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Interest Rate Risk*	Swaps Credit Risk*	Total Value at June 30, 2023
Inverse S&P 500® Strategy Fund	$6,869	$24,743	$—	$—	$31,612
Inverse NASDAQ-100® Strategy Fund	—	22,175	—	—	22,175
Inverse Mid-Cap Strategy Fund	—	3,445	—	—	3,445
Inverse Russell 2000® Strategy Fund	1,646	21,283	—	—	22,929
Inverse Dow 2x Strategy Fund	—	57,211	—	—	57,211
Inverse Government Long Bond Strategy Fund	—	—	3,732	—	3,732
High Yield Strategy Fund	—	—	99,511	—	99,511

*

Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives contracts as reported on the Schedules of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2023:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/interest rate futures contracts	Net realized gain (loss) on futures contracts Net change in unrealized appreciation (depreciation) on futures contracts
Credit/equity swap contracts	Net realized gain (loss) on swap agreements Net change in unrealized appreciation (depreciation) on swap agreements

158 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Statements of Operations categorized by primary risk exposure for the period ended June 30, 2023:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Interest Rate Risk	Swaps Credit Risk	Total
Nova Fund	$325,999	$856,198	$—	$—	$1,182,197
Inverse S&P 500® Strategy Fund	(1,752)	(516,570)	—	—	(518,322)
NASDAQ-100® Fund	2,352,709	3,937,766	—	—	6,290,475
Inverse NASDAQ-100® Strategy Fund	—	(1,362,052)	—	—	(1,362,052)
S&P 500® 2x Strategy Fund	1,332,051	1,441,199	—	—	2,773,250
NASDAQ-100® 2x Strategy Fund	1,791,649	16,183,551	—	—	17,975,200
Mid-Cap 1.5x Strategy Fund	(35,530)	60,673	—	—	25,143
Inverse Mid-Cap Strategy Fund	—	(13,605)	—	—	(13,605)
Russell 2000® 2x Strategy Fund	(72,103)	(981,707)	—	—	(1,053,810)
Russell 2000® 1.5x Strategy Fund	21,887	(79,007)	—	—	(57,120)
Inverse Russell 2000® Strategy Fund	(10,524)	(86,889)	—	—	(97,413)
Dow 2x Strategy Fund	(99,725)	(343,108)	—	—	(442,833)
Inverse Dow 2x Strategy Fund	—	(38,875)	—	—	(38,875)
Government Long Bond 1.2x Strategy Fund	—	—	(220,814)	—	(220,814)
Inverse Government Long Bond Strategy Fund	—	—	(4,934)	—	(4,934)
High Yield Strategy Fund	—	—	(61,737)	179,600	117,863

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Interest Rate Risk	Swaps Credit Risk	Total
Nova Fund	$103,991	$839,000	$—	$—	$942,991
Inverse S&P 500® Strategy Fund	(55,938)	(157,796)	—	—	(213,734)
NASDAQ-100® Fund	857,826	1,405,201	—	—	2,263,027
Inverse NASDAQ-100® Strategy Fund	—	(289,073)	—	—	(289,073)
S&P 500® 2x Strategy Fund	61,571	846,670	—	—	908,241
NASDAQ-100® 2x Strategy Fund	741,967	3,966,295	—	—	4,708,262
Mid-Cap 1.5x Strategy Fund	—	162,552	—	—	162,552
Inverse Mid-Cap Strategy Fund	—	(9,400)	—	—	(9,400)
Russell 2000® 2x Strategy Fund	12,938	411,392	—	—	424,330
Russell 2000® 1.5x Strategy Fund	22,849	204,651	—	—	227,500
Inverse Russell 2000® Strategy Fund	(1,646)	(99,896)	—	—	(101,542)
Dow 2x Strategy Fund	29,376	405,026	—	—	434,402
Inverse Dow 2x Strategy Fund	—	(127,441)	—	—	(127,441)
Government Long Bond 1.2x Strategy Fund	—	—	279,142	—	279,142
Inverse Government Long Bond Strategy Fund	—	—	(27,228)	—	(27,228)
High Yield Strategy Fund	—	—	(92,485)	(12,010)	(104,495)

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 159

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Funds’ Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Funds’ Statements of Assets and Liabilities.

160 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Nova Fund	Swap equity contracts	$438,402	$—	$438,402	$—	$(156,743)	$281,659
NASDAQ-100® Fund	Swap equity contracts	492,104	—	492,104	—	—	492,104
S&P 500® 2x Strategy Fund	Swap equity contracts	574,506	—	574,506	—	(149,795)	424,711
NASDAQ-100® 2x Strategy Fund	Swap equity contracts	2,272,083	—	2,272,083	—	(357,000)	1,915,083
Mid-Cap 1.5x Strategy Fund	Swap equity contracts	58,679	—	58,679	—	—	58,679
Russell 2000® 2x Strategy Fund	Swap equity contracts	343,136	—	343,136	—	(120,000)	223,136
Russell 2000® 1.5x Strategy Fund	Swap equity contracts	77,180	—	77,180	—	—	77,180
Dow 2x Strategy Fund	Swap equity contracts	227,408	—	227,408	—	—	227,408
High Yield Strategy Fund	Credit Index Swap Agreements	398	—	398	—	—	398

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Inverse S&P 500® Strategy Fund	Swap equity contracts	$24,743	$—	$24,743	$(24,743)	$—	$—
Inverse NASDAQ-100® Strategy Fund	Swap equity contracts	22,175	—	22,175	(22,175)	—	—
Inverse Mid-Cap Strategy Fund	Swap equity contracts	3,445	—	3,445	(1,562)	—	1,883
Inverse Russell 2000® Strategy Fund	Swap equity contracts	21,283	—	21,283	(10,049)	(11,234)	—
Inverse Dow 2x Strategy Fund	Swap equity contracts	57,211	—	57,211	(27,211)	(30,000)	—

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of June 30, 2023.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 161

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Nova Fund	Barclays Bank plc	Total return swap agreements	$—	$208,291
NASDAQ-100® Fund	Barclays Bank plc	Total return swap agreements	49,462	—
S&P 500® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	—	252,000
NASDAQ-100® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	—	357,000
Mid-Cap 1.5x Strategy Fund	Barclays Bank plc	Total return swap agreements	48,000	—
Russell 2000® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	471,292	—
	Goldman Sachs International	Total return swap agreements	—	120,000
Russell 2000® 1.5x Strategy Fund	Barclays Bank plc	Total return swap agreements	42,646	—
Inverse Russell 2000® Strategy Fund	Barclays Bank plc	Total return swap agreements	30,000	—
Dow 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	76,000	—
Inverse Dow 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	30,000	—
Government Long Bond 1.2x Strategy Fund	Goldman Sachs International	Futures contracts	76,080	—
Inverse Government Long Bond Strategy Fund	Goldman Sachs International	Futures contracts	19,150	—
High Yield Strategy Fund	Barclays Bank plc	Credit default swap agreements	550,092	—
	BNP Paribas	Total return swap agreements	2,232	—
	Goldman Sachs International	Futures contracts	5,770	—
			558,094	—

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

162 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Nova Fund	0.75%
Inverse S&P 500® Strategy Fund	0.90%
NASDAQ-100® Fund	0.75%
Inverse NASDAQ-100® Strategy Fund	0.90%
S&P 500® 2x Strategy Fund	0.90%
NASDAQ-100® 2x Strategy Fund	0.90%
Mid-Cap 1.5x Strategy Fund	0.90%
Inverse Mid-Cap Strategy Fund	0.90%
Russell 2000® 2x Strategy Fund	0.90%
Russell 2000® 1.5x Strategy Fund	0.90%
Inverse Russell 2000® Strategy Fund	0.90%
Dow 2x Strategy Fund	0.90%
Inverse Dow 2x Strategy Fund	0.90%
Government Long Bond 1.2x Strategy Fund	0.50%
Inverse Government Long Bond Strategy Fund	0.90%
High Yield Strategy Fund	0.75%
U.S. Government Money Market Fund	0.50%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted an Investor Services Plan for which GFD and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

GI and its affiliates have voluntarily agreed to waive their fees, including but not limited to accounting, shareholder investor services and investment advisory fees, in an attempt to maintain a positive net yield for the U.S. Government Money Market Fund. GI or its affiliates may terminate this voluntary waiver at any time upon notice to the Fund. When shareholder investor services fees are waived, dealer compensation will be reduced to the extent of such waiver.

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by each Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing fund level without regard to any expense cap in effect for the investing fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended June 30, 2023, the following Funds waived fees related to investments in affiliated funds:

Fund	Amount Waived
Nova Fund	$2,439
Inverse S&P 500® Strategy Fund	708
NASDAQ-100® Fund	12,942
Inverse NASDAQ-100® Strategy Fund	275
Mid-Cap 1.5x Strategy Fund	193
Inverse Mid-Cap Strategy Fund	40
Russell 2000® 1.5x Strategy Fund	520
Inverse Russell 2000® Strategy Fund	81
Government Long Bond 1.2x Strategy Fund	542
Inverse Government Long Bond Strategy Fund	621
High Yield Strategy Fund	691

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 163

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

GI has contractually agreed to waive and/or reimburse expenses for the Inverse S&P 500® Strategy Fund, Inverse NASDAQ-100® Strategy Fund, S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Mid Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000® 2x Strategy Fund, Russell 2000® 1.5x Strategy Fund, Inverse Russell 2000® Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund and Inverse Government Long Bond Strategy Fund, in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets. This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Funds of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board upon sixty days’ written notice.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

At June 30, 2023, GI and its affiliates owned over twenty percent of the outstanding shares of the Funds, as follows:

Fund	Percent of Outstanding Shares Owned
High Yield Strategy Fund	30%

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. U.S. Bank, N.A. (“U.S. Bank”) acts as the Funds’ custodian. As custodian, U.S. Bank is responsible for the custody of the Funds’ assets. For providing the aforementioned services, MUIS and U.S. Bank are entitled to receive a monthly fee equal to an annual percentage of each Fund’s average daily net assets and out of pocket expenses.

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2023, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Note
5.05%			0.50%
Due 07/03/23	$44,734,396	$44,753,222	Due 04/30/27	$52,600,000	$45,629,122

Barclays Capital, Inc.			U.S. Treasury Inflation Indexed Bond
5.06%			0.13%
Due 07/03/23	19,680,880	19,689,178	Due 10/15/26	21,482,302	20,074,580

BofA Securities, Inc.			U.S. Treasury Inflation Indexed Bond
5.06%			1.63%
Due 07/03/23	17,891,709	17,899,253	Due 10/15/27	18,495,808	18,249,637

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

164 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Funds’ Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At June 30, 2023, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
Nova Fund	$2,041	$(2,041)	$—	$2,128	$—	$2,128
NASDAQ-100® Fund	186,215	(186,215)	—	188,626	—	188,626
S&P 500® 2x Strategy Fund	1,826	(1,826)	—	1,904	—	1,904
NASDAQ-100® 2x Strategy Fund	95,118	(95,118)	—	96,999	—	96,999
Mid-Cap 1.5x Strategy Fund	8,310	(8,310)	—	8,653	—	8,653
Russell 2000® 1.5x Strategy Fund	9,639	(9,639)	—	9,882	—	9,882
High Yield Strategy Fund	87,607	(87,607)	—	88,984	—	88,984

(a)	Actual collateral received by the Fund is generally greater than the amount shown due to overcollateralization.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 8 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Reveue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 165

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At June 30, 2023, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Nova Fund	$29,403,771	$5,810,777	$(66,317)	$5,744,460
Inverse S&P 500® Strategy Fund	1,625,452	29	(41,326)	(41,297)
NASDAQ-100® Fund	78,059,684	36,906,959	(438,351)	36,468,608
Inverse NASDAQ-100® Strategy Fund	1,114,329	80	(31,105)	(31,025)
S&P 500® 2x Strategy Fund	27,690,443	1,758,166	(98,467)	1,659,699
NASDAQ-100® 2x Strategy	102,955,622	3,379,395	(43,419)	3,335,976
Mid-Cap 1.5x Strategy Fund	3,565,022	550,516	(162,776)	387,740
Inverse Mid-Cap Strategy Fund	149,766	72	(3,651)	(3,579)
Russell 2000® 2x Strategy Fund	6,495,797	346,604	(59,291)	287,313
Russell 2000® 1.5x Strategy Fund	3,918,310	216,311	(526,426)	(310,115)
Inverse Russell 2000® Strategy Fund	990,832	—	(24,438)	(24,438)
Dow 2x Strategy Fund	11,528,433	1,104,599	(17,813)	1,086,786
Inverse Dow 2x Strategy Fund	1,630,126	72	(57,211)	(57,139)
Government Long Bond 1.2x Strategy Fund	8,561,987	44,428	(13,889)	30,539
Inverse Government Long Bond Strategy Fund	1,833,536	—	(50,407)	(50,407)
High Yield Strategy Fund	6,657,048	116,796	(150,228)	(33,432)
U.S. Government Money Market Fund	42,221,855	—	—	—

Note 9 – Securities Transactions

For the period ended June 30, 2023, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Nova Fund	$63,155,366	$49,904,737
Inverse S&P 500® Strategy Fund	—	320,000
NASDAQ-100® Fund	62,709,189	35,437,122
Inverse NASDAQ-100® Strategy Fund	—	50,000
S&P 500® 2x Strategy Fund	77,511,198	69,442,677
NASDAQ-100® 2x Strategy Fund	254,314,134	210,168,060
Mid-Cap 1.5x Strategy Fund	230,156	733,000
Inverse Mid-Cap Strategy Fund	—	3,000
Russell 2000® 2x Strategy Fund	—	26
Russell 2000® 1.5x Strategy Fund	120,288	154,450
Inverse Russell 2000® Strategy Fund	—	—
Dow 2x Strategy Fund	21,398,257	20,999,066
Inverse Dow 2x Strategy Fund	—	—
Government Long Bond 1.2x Strategy Fund	—	—
Inverse Government Long Bond Strategy Fund	—	—
High Yield Strategy Fund	—	—
U.S. Government Money Market Fund	—	—

For the period ended June 30, 2023, the cost of purchases and proceeds from sales of government securities were as follows:

Fund	Purchases	Sales
Government Long Bond 1.2x Strategy Fund	$44,670,609	$44,195,281
Inverse Government Long Bond Strategy Fund	21,750,453	20,945,281

166 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended June 30, 2023, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
Nova Fund	$14,668,963	$16,917,636	$(67,859)
NASDAQ-100® Fund	58,650,431	5,311,614	(137,767)
S&P 500® 2x Strategy Fund	38,223,492	35,641,601	(207,401)
NASDAQ-100® 2x Strategy Fund	95,027,927	96,619,717	(108,815)
Mid-Cap 1.5x Strategy Fund	5,477	495,267	(29,881)
Dow 2x Strategy Fund	8,911,410	7,997,562	(41,911)

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $200,000,000 line of credit from U.S. Bank, N.A. On June 5, 2023, the line of credit agreement was renewed and expires on June 3, 2024. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 5.83% for the period ended June 30, 2023. The Funds did not have any borrowings outstanding under this agreement at June 30, 2023.

The average daily balances borrowed for the period ended June 30, 2023, were as follows:

Fund	Average Daily Balance
Nova	$674
NASDAQ-100® Fund	967
Inverse NASDAQ-100® Strategy Fund	52
S&P 500® 2x Strategy Fund	2,540
NASDAQ-100® 2x Strategy Fund	16,962
Government Long Bond 1.2x Strategy Fund	167

Note 11 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

Note 12 – Subsequent Events

On May 24, 2023, the Board approved a waiver and/or expense reimbursement arrangement whereby GI has agreed to waive and/or reimburse expenses for Nova Fund, Inverse S&P 500 Strategy Fund, NASDAQ-100 Fund, Inverse NASDAQ-100 Strategy Fund, S&P 500 2x Strategy Fund, NASDAQ-100 2x Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000 2x Strategy Fund, Russell 2000 1.5x

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Fund, Inverse Russell 2000 Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund and High Yield Strategy Fund in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets. This arrangement will take effect on August 1, 2023 and the end of the initial term is August 1, 2024. This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board of Trustees upon sixty days’ written notice.

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no additional material events that would require adjustment to or disclosure in the Funds’ financial statements.

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OTHER INFORMATION (Unaudited)

Delivery of Shareholder Reports

Paper copies of the Funds’ annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a Fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim Funds held with your financial intermediary.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Report of the Rydex Variable Trust Board of Trustees

The Board of Trustees of Rydex Variable Trust (the “Trust”), including the Independent Trustees, unanimously approved the renewal of the investment management agreement (the “Advisory Agreement”) with Security Investors, LLC (“Security Investors” or the “Adviser”) on behalf of the series of the Trust listed below (each a “Fund” and collectively, the “Funds”):

Tradable Funds (Including Sector Funds*)
●	Banking Fund*	●	Basic Materials Fund*
●	Biotechnology Fund*	●	Commodities Strategy Fund
●	Consumer Products Fund*	●	Dow 2x Strategy Fund
●	Electronics Fund*	●	Energy Fund*
●	Energy Services Fund*	●	Europe 1.25x Strategy Fund
●	Financial Services Fund*	●	Government Long Bond 1.2x Strategy Fund
●	Health Care Fund*	●	High Yield Strategy Fund
●	Internet Fund*	●	Inverse Dow 2x Strategy Fund
●	Inverse Government Long Bond Strategy Fund	●	Inverse Mid-Cap Strategy Fund
●	Inverse NASDAQ-100 Strategy Fund	●	Inverse Russell 2000 Strategy Fund

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●	Inverse S&P 500 Strategy Fund	●	Japan 2x Strategy Fund
●	Leisure Fund*	●	Mid-Cap 1.5x Strategy Fund
●	NASDAQ-100 2x Strategy Fund	●	NASDAQ-100 Fund
●	Nova Fund	●	Precious Metals Fund*
●	Real Estate Fund	●	Retailing Fund*
●	Russell 2000 1.5x Strategy Fund	●	Russell 2000 2x Strategy Fund
●	S&P 500 2x Strategy Fund	●	S&P 500 Pure Growth Fund
●	S&P 500 Pure Value Fund	●	S&P MidCap 400 Pure Growth Fund
●	S&P MidCap 400 Pure Value Fund	●	S&P SmallCap 600 Pure Growth Fund
●	S&P SmallCap 600 Pure Value Fund	●	Strengthening Dollar 2x Strategy Fund
●	Technology Fund*	●	Telecommunications Fund*
●	Transportation Fund*	●	Utilities Fund*
●	U.S. Government Money Market Fund	●	Weakening Dollar 2x Strategy Fund
Alternative Funds** (i.e., Non-Tradable Funds)
●	Global Managed Futures Strategy Fund**	●	Long Short Equity Fund**
●	Multi-Hedge Strategies Fund**

*	Each a “Sector Fund” and collectively, the “Sector Funds.”
**	Each an “Alternative Fund” and collectively, the “Alternative Funds.” Each Fund other than the Alternative Funds is referred to herein as a “Tradable Fund” and collectively, the “Tradable Funds.”

Security Investors1 is an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”). Guggenheim Partners, Security Investors and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes Security Investors, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Investment Advisors, LLC and other affiliated investment management businesses of Guggenheim Partners.

At meetings held in person on April 17-18, 2023 (the “April Meeting”) and meetings held by videoconference on May 15, 2023 and in person on May 24, 2023 (the “May Meeting”), the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement. As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreement.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the FUSE reports is to present the subject funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. The Committee assessed the data provided in the FUSE reports as well as commentary presented by

[1]

Security Investors also serves as investment adviser to each of Rydex Variable Commodities Strategy CFC, Rydex Variable Managed Futures Strategy CFC and Rydex Variable Multi-Hedge Strategies CFC (each a “Subsidiary” and collectively, the “Subsidiaries”), wholly-owned subsidiaries of the Trust that are organized as limited companies under the laws of the Cayman Islands and used by Commodities Strategy Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund, respectively, to obtain commodities exposure. Pursuant to a separate investment management agreement for each Subsidiary (each a “Subsidiary Advisory Agreement” and collectively, the “Subsidiary Advisory Agreements”), the Subsidiary pays Security Investors an advisory fee at the same rate that the respective Fund pays Security Investors under the Advisory Agreement. The Subsidiary Advisory Agreements do not require annual renewal by the Board and will continue until they are terminated as provided in the Agreements. In addition, Security Investors has entered into a separate waiver agreement with respect to each applicable Fund pursuant to which Security Investors has contractually agreed to waive the advisory fee it receives from the Fund in an amount equal to the advisory fee paid to Security Investors by the respective Subsidiary. This undertaking will continue with respect to each applicable Fund for so long as the Fund invests in the respective Subsidiary, and may be terminated only with the approval of the Board.

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OTHER INFORMATION (Unaudited)(continued)

Guggenheim, including, among other things, a list of Funds for which no peer funds were identified, a summary of notable distinctions between certain Funds and the applicable peer group identified in the FUSE reports and explanations for custom peer groups created for certain Funds that do not fit well into any particular category.

As part of its evaluation of the Adviser and the proposed renewal of the Advisory Agreement, the Committee took into account that the beneficial owners of the Funds are clients of tactical advisors who are engaged to provide tactical asset allocation investment advisory services. Each Tradable Fund is designed to provide such tactical advisors with specific exposures (with the exception of the U.S. Government Money Market Fund which is designed to support tactical advisors seeking to avoid market exposure or preserve capital) while also providing for unlimited trading privileges, and that the Tradable Funds offer a unique set of product features. The Committee noted that each Tradable Fund (other than the U.S. Government Money Market Fund) seeks to track, or correlate to, the performance (before fees and expenses) of a specific benchmark index over certain time periods or a specific market, noting that, because appropriate published indices are not available for many of the Sector Funds and the Real Estate Fund, the Adviser has developed its own methodology to construct internal performance benchmarks for the Sector Funds and the Real Estate Fund. In this regard, the Committee received information regarding the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, including the personnel with primary responsibility for the maintenance and execution of the methodology. The Committee also noted that, in addition to the performance information included in the FUSE reports, the Adviser provided tracking error data for each Tradable Fund (other than the U.S. Government Money Market Fund) relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark. The Committee took into account the limitations of the peer group and universe comparisons provided by FUSE with respect to the Tradable Funds in light of their unique features and the limited size of the marketplace for tradable funds designed to support tactical advisors, noting that there are only two direct competitor product suites.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Committee. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other Guggenheim funds and weighed the factors and standards discussed with Independent Legal Counsel.

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that the Advisory Agreement represented a reasonable business arrangement negotiated at arm’s length and that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term. Following its review of the Committee’s recommendation, the Board approved the renewal of the Advisory Agreement for each Fund for a one-year period ending August 1, 2024 at a meeting held on May 23-24, 2023 (the “May Board Meeting” and together with the May Meeting, the “May Meetings”) and determined to adopt the Committee’s considerations and conclusions, which follow.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, funds in the Guggenheim fund complex, including the Funds. The Committee also considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and index methodologies and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including regulatory, operational, legal and entrepreneurial risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

With respect to the Tradable Funds, the Committee considered their unique product features, including their tradability, the real time cash process employed for such Funds, and the leveraged and inverse strategies offered, the Adviser’s assessment of the value to shareholders provided by the Funds’ structure and the services required by the Adviser to provide the Funds’ unique features, as well as the personnel responsible for such services. The Committee noted that the Tradable Funds allow frequent trading and noted the magnitude of changes in each

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Fund’s assets during 2022, 2021 and 2020. The Committee also considered additional information regarding trading activity in the Tradable Funds during 2022, including monthly purchases and redemptions in dollar value and in number of transactions as well as transaction volume relative to the assets in the Tradable Funds. In this regard, the Committee noted that the real time cash process is utilized by the Adviser to aggregate shareholder flow data to estimate daily net subscriptions or redemptions in order to mitigate the costs associated with the tradability feature, improve tracking and keep the Funds fully invested. The Committee took into account the infrastructure developed by the Adviser to manage the significant volume and size of trading that typically occurs near the end of each business day, as well as the unique considerations required in the portfolio construction process to determine the optimal way to obtain the applicable exposures, including leveraged and inverse exposures, while allowing for high turnover. In addition, the Committee considered information provided by the Adviser analyzing the potential costs to shareholders of investing in tradable mutual funds, such as the Tradable Funds, compared to those of investing in exchange-traded funds, including expense ratios, brokerage commissions and spread costs, as well as the relative advantages and disadvantages of each investment product. The Committee considered that, at the April Meeting, the Adviser’s Head of Quantitative Strategies with investment management responsibility for the Tradable Funds met with the Committee to discuss the Tradable Funds, including the value to shareholders of the tradability and other unique features, the personnel, operations and infrastructure required to provide those features, the reasons why tactical advisors invest in the Tradable Funds rather than other tradable products, such as exchange-traded funds, for their clients, and the level of trading activity in the Tradable Funds. With respect to the Sector Funds and the Real Estate Fund, the Committee also considered the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, noting the Adviser’s statement that it uses a quantitative portfolio investment process that also requires investment discretion in implementing adjustments for factors that affect tradability and liquidity, changing dynamics within a sector, and corporate actions such as spin-offs, among other adjustments.

In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), established to oversee the fund administration, accounting and transfer agency services provided to the Funds and other Guggenheim funds, including the OCFO’s resources, personnel and services provided.

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GPIMH.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance: Except as otherwise noted, the Committee received, for each Fund, investment returns for the since-inception, ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2022, as applicable. For certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, only investment returns for the five-year, three-year and one-year periods ended December 31, 2022, as applicable, were received. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark and a peer group of similar funds based on asset levels as identified by FUSE, and for certain Funds, a broader universe of funds, in each case for the same periods, as applicable. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group and universe, if any, for performance and expense comparisons. For the Tradable Funds (other than the U.S. Government Money Market Fund), the Committee received tracking error data for such Funds relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark for the five-year, three-year and one-year periods ended December 31, 2022, as applicable. For certain Tradable Funds with only one or two identified peer funds from the two direct competitor product suites, the Committee received a comparison of the tracking error of each Fund to the tracking error of a peer fund, in each case for the same periods, as applicable. The Committee also received certain performance information for the Alternative Funds (i.e., the non-Tradable Funds) as of March 31, 2023. In assessing each Fund’s performance, the Committee considered that the Board receives regular reporting from Guggenheim regarding performance and evaluates performance throughout the year.

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With respect to the Tradable Funds (other than the U.S. Government Money Market Fund), the Committee considered the Adviser’s statement that such Funds are designed as a suite of products seeking to provide a number of broad and specific exposures for tactical advisors and also considered that the Funds have a unique set of product features designed to meet the needs of those tactical advisors, which has an impact on performance. The Committee considered the Adviser’s statement that, in circumstances where there are significant deviations from expected returns, management seeks to understand the cause of such deviations and determine if any remedial actions should be considered, noting that no such remedial actions were currently deemed necessary by the Adviser to address performance. The Committee also considered the Adviser’s discussion of factors that contribute to such deviations, including shareholder activity, financing costs associated with leverage and investment instruments used to achieve certain exposures, noting the Adviser’s statement that expenses and transaction costs based on shareholder activity are the primary drivers of performance differences. In this connection, the Committee considered the tracking error of each Fund’s shares relative to its applicable benchmark index or Guggenheim-constructed internal performance benchmark and, for certain Tradable Funds, compared to the tracking error of a peer fund. The Committee considered the Adviser’s commentary explaining the higher levels of tracking error for certain Funds.

With respect to certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds in the two direct competitor product suites and noted the Adviser’s statement that certain Tradable Funds do not have any peer funds that provide the same index, leverage or inverse exposure. The Committee also considered management’s commentary explaining instances of significant underperformance (defined as greater than 100 basis points) of such Funds over the five-year, three-year and/or one-year periods ended December 31, 2022, relative to their respective peer funds, attributing such relative underperformance to, among other factors, differences in portfolio construction methodologies and exposures. The Committee noted that the two direct competitor product suites do not offer a fund comparable to the Commodities Strategy Fund and considered a comparison to a peer group identified in the FUSE report that includes actively-managed funds, noting the limitations in the comparability of such peer group.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and that only one other fund in its peer group identified in the FUSE report has product features that make it comparable in this regard. The Committee considered that the Fund performed in line with the comparable peer fund over the five-year period and slightly underperformed the comparable peer fund over three-year period ended December 31, 2022, while, in contrast, its performance ranked in the fourth quartile of the broader peer group over the five-year, three-year and one-year time periods.

With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, including unlimited trading privileges, noting the Adviser’s statement that certain peer funds also cover a narrower or wider market segment than the applicable Fund. The Committee considered management’s commentary explaining such Funds’ underperformance, as applicable, over the five-year, three-year and one-year periods ended December 31, 2022, relative to their respective peer groups, attributing such underperformance to, among other factors, high turnover associated with daily shareholder flows, differences in exposures and the Funds’ modified cap weighting approach to portfolio construction.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), in seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds. With respect to Multi-Hedge Strategies Fund, the Committee considered that the performance universe is limited in size and is comprised of only one other fund. The Committee observed that the Multi-Hedge Strategies Fund outperformed the one fund included in its performance universe for each of the relevant periods considered. In addition, the Committee made the following observations:

Long Short Equity Fund: The Fund’s returns ranked in the 100th and 1st percentiles of its performance universe for the five-year and three-year periods ended December 31, 2022, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the five-year time period was primarily due to the Fund’s fundamental factor tilts. The Committee noted management’s statement that the Fund’s long exposure to value detracted from investment performance from early 2018 through early 2020 as growth stocks outperformed during that period. The Committee also noted management’s statement that the Fund’s net short exposure to oil prices within the energy sector following the onset of the Russia-Ukraine war in early 2022 also contributed to relative underperformance. The Committee considered that the performance universe is limited in size and is comprised of only two other funds.

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Global Managed Futures Strategy Fund: The Fund’s returns ranked in the 82nd and 83rd percentiles of its performance universe for the five-year and three-year periods ended December 31, 2022, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the five-year and three-year time periods was primarily due to the Fund targeting a lower level of risk relative to its performance universe. The Committee took into account management’s statements that the portfolio management team increased the Fund’s risk target in 2021 to be more in line with peers and the Fund experienced a performance ranking that compared more favorably relative to its performance universe for the one-year period ended December 31, 2022. The Committee also noted management’s further explanation of the Fund’s performance at the April Meeting.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that: (i) each Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and/or efforts to improve investment performance.

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee2 and total net expense ratio to the applicable peer group, if any. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group of funds. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that evaluations seek to incorporate a variety of factors with a general focus on ensuring fees and expenses: (i) are competitive; (ii) give consideration to resource support requirements; and (iii) ensure Funds are able to deliver on shareholder return expectations. The Committee also considered Guggenheim’s discussion of information regarding fee and expense trends across the open-end fund industry and its response to those trends with respect to the funds in the Guggenheim fund complex, including the Funds.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by Guggenheim to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable. The Committee noted Guggenheim’s statement that it does not provide advisory services to other clients that have investment strategies similar to those of the Funds, other than the retail fund counterparts to the Funds and certain other clients with respect to Long Short Equity Fund, each of which is charged the same advisory fee as the corresponding Fund.

With respect to the Tradable Funds that are designed to track a widely available index, which have only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds, noting the Adviser’s statement that only one of the two direct competitor product suites is directly comparable for purposes of assessing such Funds’ advisory fees. For those Tradable Funds with a peer fund from the directly comparable product suite, the Committee noted that each Fund’s contractual advisory fee was equal to or lower than the contractual advisory fee charged to the peer fund, with the exception of 15 Funds for which the contractual advisory fee of 0.90% of its average daily net assets was five basis points higher than the contractual advisory fee charged to the peer fund. With respect to each of those 15 Funds, the Committee noted the continuation through August 1, 2024 of management’s agreement, implemented as part of the 2021 annual contract review process, to reduce the total net expense ratio of each such Fund by 0.05% of its average daily net assets.3 For those Tradable Funds with a peer fund from the directly comparable product suite, the Committee also considered that each Fund’s net effective management fee was generally competitive. The Committee noted that for Funds with a higher total net expense ratio as compared to the peer fund, the higher total net expense ratio was driven primarily by the higher other operating expenses of each such Fund.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and that only one other fund in its peer group identified in the FUSE report is directly comparable in terms of product features offered. The Committee considered that, as of the Fund’s and the peer fund’s respective fiscal year ends, the Fund’s contractual advisory fee, net effective management fee and total net expense ratio were lower than those of the comparable peer fund.

[2]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

[3]

Inverse Government Long Bond Strategy Fund, Inverse Dow 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, Inverse NASDAQ-100 Strategy Fund, Inverse Russell 2000 Strategy Fund, NASDAQ-100 2x Strategy Fund, Europe 1.25x Strategy Fund, Russell 2000 2x Strategy Fund, Dow 2x Strategy Fund, Russell 2000 1.5x Strategy Fund, Inverse S&P 500 Strategy Fund, Inverse Mid-Cap Strategy Fund, S&P 500 2x Strategy Fund and Mid Cap 1.5x Strategy Fund.

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OTHER INFORMATION (Unaudited)(continued)

With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, such as unlimited trading privileges. As a result, the fee and expense comparisons are more difficult given the uniqueness of both the Funds’ structure and the portfolio management needed to meet client requirements.

The Committee considered management’s agreement, as part of the 2023 annual contract review process, to reduce the total net expense ratio of each Tradable Fund (other than the U.S. Government Money Market Fund) by 0.05% of its average daily net assets through an expense reimbursement and/or waiver agreement effective August 1, 2023 for an initial term ending August 1, 2024 for each Fund, with such reduction to apply in addition to any other contractual waiver and/or reimbursement arrangements already in place. As stated above, the Committee also noted the continuation through August 1, 2024 of management’s separate agreement, implemented as part of the 2021 annual contract review process, to reduce the total net expense ratio of each Tradable Fund with a contractual advisory fee of 0.90% of its average daily net assets by 0.05% of its average daily net assets through an expense reimbursement and/or waiver agreement.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), except as to the individual Fund discussed below, the Committee observed that the contractual advisory fee, net effective management fee and total net expense ratio for each Fund each rank in the third quartile or better of such Fund’s peer group. With respect to Multi-Hedge Strategies Fund, the Committee considered that the peer group is limited in size and is comprised of only one other fund. In addition, the Committee made the following observations:

Long Short Equity Fund: The Fund’s contractual advisory fee, net effective management fee and total net expense ratio each rank in the fourth quartile (each in the 100th percentile) of its peer group. The Committee noted the Fund’s higher other operating expenses compared to its peers. The Committee considered that the peer group is limited in size and is comprised of only two other funds.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2022, gross revenues received, and expenses incurred directly or through allocations, by Guggenheim Investments, expense waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2021. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis. In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit and the representation by the Chief Financial Officer of Guggenheim Investments that such methods provided a reasonable basis for determining the profitability of the Adviser with respect to each Fund. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented.

The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s statement that, although it does not consider such benefits to be fall-out benefits, the Adviser may benefit from certain economies of scale and synergies, such as enhanced visibility of the Adviser, enhanced leverage in fee negotiations and other synergies arising from offering a broad spectrum of products, including the Funds.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that the comparative fees and the benefits realized by the Adviser from its relationship with the Funds reflected reasonable business arrangements negotiated at arm’s length and that the Adviser’s profitability from its relationship with the Funds was not unreasonable.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee considered that Guggenheim believes it is appropriately sharing potential economies of scale and that Guggenheim’s decrease in 2022 in overall expenses was attributable to decreased

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OTHER INFORMATION (Unaudited)(concluded)

product costs driven by lower average assets under management and lower non-recurring costs related to closed-end fund matters as well as a decrease in compensation and benefits. The Committee also considered that although expenses related to investment resources decreased in 2022, Guggenheim’s shared services expenses and certain other expenses increased in 2022.

The Committee also noted the process employed by the Adviser to evaluate whether it would be appropriate to institute a new breakpoint for an Alternative Fund (i.e., a non-Tradable Fund), with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and expenses; (v) whether there are any anticipated expenditures that may benefit the Fund in the future; (vi) Fund profit level margins; (vii) relative Fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (ix) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

As part of its assessment of economies of scale, the Committee took into account Guggenheim’s representation that it seeks to share economies of scale through a number of means, including advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the fund business. The Committee also received information regarding amounts that had been shared with shareholders through such expense waivers and limitations and considered that the newly agreed expense reimbursement and/or waiver arrangement would produce additional savings to shareholders. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and May Meetings, as well as other considerations, the Committee concluded that the advisory fee for each Fund reflected a reasonable business arrangement negotiated at arm’s length.

Overall Conclusions

The Committee concluded that the investment advisory fees reflect reasonable business arrangements negotiated at arm’s length in light of the extent and quality of the services provided and other benefits received and that the renewal of the Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of his or her informed business judgment, may afford different weights to different factors.

Following its review of the Committee’s analysis and determinations, the Board adopted the considerations and conclusions of the Committee and determined to approve the renewal of the Advisory Agreement.

176 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Funds’ Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2019 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	155

Current: Advent Convertible and Income Fund (2005-present); Purpose Investments Funds (2013-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021).

Angela Brock-Kyle (1959)	Trustee	Since 2016	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present); Director, Mutual Fund Directors Forum (2022-present). Former: Senior Leader, TIAA (financial services firm) (1987-2012).	154

Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Infinity Property & Casualty Corp. (2014-2018).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2005 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (registered investment adviser) (1996-present); Chief Executive Officer, ETF Flows, LLC (financial advisor education and research provider) (2019-present); Chief Executive Officer, Lydon Media (2016-present); Director, GDX Index Partners, LLC (index provider) (2021-present); Vice Chairman, VettaFi (financial advisor content, research and digital distribution provider) (2022-present).	154

Current: US Global Investors, Inc. (GROW) (1995-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Harvest Volatility Edge Trust (3) (2017-2019).

Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2019	Current: Of Counsel, Momkus LLP (law firm) (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (law firm) (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	155

Current: Advent Convertible and Income Fund (2003-present); PPM Funds (2) (2018-present); NorthShore-Edward-Elmhurst Health (2012-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

178 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2016 (Trustee) Since 2019 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (construction and real estate development company) (2007-2017).	154

Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); SSGA Master Trust (1) (2018-2020).

Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2019

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (registered broker dealer) (1982-1999).

				154

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2019	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	154	Former: Fiduciary/Claymore Energy Infrastructure Fund (2018-2022); Guggenheim Enhanced Equity Income Fund (2018-2021); Guggenheim Credit Allocation Fund (2018-2021).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Energy & Income Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of her position with the Funds’ Adviser and/or the parent of the Adviser.

180 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2019

Current: President, Mutual Funds Boards, Guggenheim Investments (2022-present); President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Mutual Funds Boards, Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (2018-present); Board Member, Guggenheim Partners Investments Funds plc (2022-present); Board Member, Guggenheim Global Investments plc (2022-present); Board Member, Guggenheim Partners Fund Management (Europe) Limited (2018-present).

Former: Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-2022); Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Chairman of North American Executive Committee and Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James Howley (1972)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2022

Current: Managing Director, Guggenheim Investments (2004-present); Chief Financial Officer, Chief Accounting Officer, and Treasurer, certain other funds in the Fund Complex (2022-present).

Former: Assistant Treasurer, certain other funds in the Fund Complex (2006-2022); Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2017	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2018	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present); Senior Managing Director, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim

Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2016

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2019

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Director, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014-2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

182 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York, 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

184 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

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LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In compliance with SEC Rule 22e-4 under the U.S. Investment Company Act of 1940 (the “Liquidity Rule”), the Rydex Variable Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund” and, collectively, the “Funds”). The Trust’s Board of Trustees (the “Board”) has also designated a Program administrator (the “Administrator”).

The Liquidity Rule requires that the Program be reasonably designed to assess and manage each Fund’s liquidity risk. A Fund’s “liquidity risk” (as defined in the Liquidity Rule) is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Program includes a number of elements that support the assessment, management and periodic review of liquidity risk. In accordance with the Program, each Fund’s liquidity risk is assessed, managed, and periodically reviewed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, short-term and long-term cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. There is no guarantee that the Program will achieve its objective under all circumstances.

Under the Program, each Fund portfolio investment is classified into one of four liquidity categories. The classification is based on a determination of the number of days a Fund reasonably expects to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Program is reasonably designed to meet Liquidity Rule requirements relating to “highly liquid investment minimums” (i.e., the minimum amount of a Fund’s net assets to be invested in highly liquid investments that are assets) and to monitor compliance with the Liquidity Rule’s limitations on a Fund’s investments in “illiquid investments” (as defined in the Liquidity Rule). Under the Liquidity Rule, a Fund is prohibited from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

During the period covered by this shareholder report, the Board received a written report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from March 31, 2022, to March 31, 2023. The Report summarized the Administrator’s assessment of the Program’s implementation and concluded that the Program operated effectively, the Program had been and continued to be reasonably designed to assess and manage each Fund’s liquidity risk, and the Program has been adequately and effectively implemented to monitor and respond to the Funds’ liquidity developments, as applicable.

Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

186 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

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6.30.2023

Rydex Variable Trust Funds Semi-Annual Report

Domestic Equity Funds
S&P 500® Pure Growth Fund
S&P 500® Pure Value Fund
S&P MidCap 400® Pure Growth Fund
S&P MidCap 400® Pure Value Fund
S&P SmallCap 600® Pure Growth Fund
S&P SmallCap 600® Pure Value Fund
International Equity Funds
Europe 1.25x Strategy Fund
Japan 2x Strategy Fund
Specialty Funds
Strengthening Dollar 2x Strategy Fund
Weakening Dollar 2x Strategy Fund

GuggenheimInvestments.com	RVATB2-SEMI-2-0623x1223

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	4
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	6
ABOUT SHAREHOLDERS’ FUND EXPENSES	7
S&P 500® PURE GROWTH FUND	9
S&P 500® PURE VALUE FUND	15
S&P MIDCAP 400® PURE GROWTH FUND	21
S&P MIDCAP 400® PURE VALUE FUND	27
S&P SMALLCAP 600® PURE GROWTH FUND	33
S&P SMALLCAP 600® PURE VALUE FUND	39
EUROPE 1.25x STRATEGY FUND	46
JAPAN 2x STRATEGY FUND	54
STRENGTHENING DOLLAR 2x STRATEGY FUND	60
WEAKENING DOLLAR 2x STRATEGY FUND	66
NOTES TO FINANCIAL STATEMENTS	72
OTHER INFORMATION	84
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	92
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	98
LIQUIDITY RISK MANAGEMENT PROGRAM	101

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2023

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for ten funds that are part of the Rydex Variable Trust (the “Funds”). This report covers performance of the Funds for the semi-annual period ended June 30, 2023 (the “Reporting Period”).

The Investment Adviser is a part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Security Investors, LLC

July 31, 2023

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

Inverse and leveraged Funds are not suitable for all investors. ● These Funds should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting, and (d) intend to actively monitor and manage their investments. ● The more a Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● Inverse Funds involve certain risks, which include increased volatility due to the Funds’ possible use of short sales of securities and derivatives, such as options and futures. ● The Funds’ use of derivatives, such as futures, options, and swap agreements, may expose the Funds’ shareholders to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. ● Short-selling involves increased risks and costs. You risk paying more for a security than you received from its sale. ● Leveraged and inverse Funds seek to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. Because certain Funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those Funds that use leverage as part of their investment strategy, may prevent a Fund from correlating with the monthly, quarterly, annual, or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse Funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. For those Funds that consistently apply leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. Certain Funds rebalance their portfolios on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. Daily rebalancing will impair a Fund’s performance if the benchmark experiences volatility. Investors should monitor their leveraged and inverse Funds’ holdings consistent with their strategies, as frequently as daily. ● For more on these and other risks, please read the prospectus.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

June 30, 2023

Pure Style Funds may not be suitable for all investors. ● The funds are subject to the risk that large, medium and small-capitalization stocks may under-perform other segments of the equity market or the equity market as a whole ● Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company. ● The funds are subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the funds’ inability to buy or sell securities or other financial instruments on that day. In certain circumstances, it may be difficult for the funds to purchase and sell particular investments within a reasonable time at a fair price. ● Unlike many investment companies, the funds are not actively “managed.” This means that based on market and economic conditions, the funds’ performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline ● The funds are subject to active trading and tracking error risks, which may increase volatility, impact the funds’ ability to achieve its investment objective and may decrease the fund’s performance. ● These funds are considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of fund shares than would occur in a more diversified fund. ● Securities are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested. ● Please read the prospectus for more detailed information regarding these and other risks.

The Strengthening Dollar 2x Strategy Fund is subject to a number of risks and may not be suitable for all investors. ● The Fund’s use of derivatives such as futures and swap agreements may expose the fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. ● The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. ● The more the Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. These risks may cause the Fund to experience higher losses and/or volatility than a Fund that does not invest in derivatives, use leverage or have exposure to foreign currencies. ● Also, the Fund is subject to active trading and tracking error risks that may increase volatility, decrease performance and impact the Fund’s ability to achieve its investment objective. This fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of fund shares than would occur in a more diversified fund. ● For more on these and other risks, please read the prospectus

The Weakening Dollar 2x Strategy Fund is subject to a number of risks and may not be suitable for all investors. ● The Fund’s use of derivatives such as futures and swap agreements may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. ● The Fund’s indirect exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. ● The more the Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. These risks may cause the Fund to experience higher losses and/or volatility than a fund that does not invest in derivatives, use leverage or have exposure to foreign currencies. ● Also, the Fund is subject to active trading and tracking error risks that may increase volatility, decrease performance and impact the Fund’s ability to achieve its investment objective. This Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund. ● For more on these and other risks, please read the prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2023

The fundamental backdrop we see for the economy is that inflation, while making some progress, continues to run well above target while the labor market appears overheated. As a result, the U.S. Federal Reserve (the “Fed”) is employing a deliberate and forceful strategy which has the effect of weakening the economy. The Fed believes this strategy is required to meaningfully reduce inflation. We expect Fed policymakers to deliver an additional rate hike in September 2023 as they try to limit an undue easing of financial conditions that could risk a resurgence in inflation. Quantitative tightening appears likely to continue at least into early 2024.

Despite the abrupt tightening of Fed policy seen over recent quarters, growth of real gross domestic product has been resilient, aided by a significant fiscal expansion and easing inflation pressures that have boosted real personal consumption. Indeed, headline personal consumption expenditures inflation has slowed to 2.5% on an annualized basis in the three months ended May 2023, down from 7.3% in the corresponding period a year earlier, helping to lift real income growth and support consumer spending.

Notwithstanding recent stronger-than-expected economic activity, we continue to believe the Fed’s policy measures will likely result in a higher unemployment rate and may ultimately lead to a recession. A range of leading indicators, including a low unemployment rate, an inverted yield curve, a declining leading economic index, and falling consumer confidence, suggest a downturn may be approaching.

While a recession understandably provokes fear among investors, in this environment it is arguably not the worst outcome from a medium-term perspective, as we see signs a recession could be moderate in its severity. Moreover, we expect inflation to be brought under control as spending and demand for labor cool, in turn allowing the Fed to start to ease its monetary policy stance as we progress through 2024.

For the Reporting Period, the S&P 500® Index* returned 16.89%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 11.67%. The return of the MSCI Emerging Markets Index* was 4.89%.

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a 2.09% return for the Reporting Period, while the Bloomberg U.S. Corporate High Yield Index* returned 5.38%. The return of the ICE Bank of America (“BofA”) 3-Month U.S. Treasury Bill Index* was 2.27% for the Reporting Period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	June 30, 2023

Nikkei-225 Stock Average Index is a price-weighted index comprised of Japan’s top 225 blue-chip companies on the Tokyo Stock Exchange.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

S&P 500® Pure Growth Index is narrow in focus, containing only those S&P 500 Index companies with strong growth characteristics as selected by S&P. The S&P 500 Index is a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues).

S&P 500® Pure Value Index is narrow in focus, containing only those S&P 500 Index companies with strong value characteristics as selected by S&P. The S&P 500 Index is a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues).

S&P MidCap 400® Pure Growth Index is narrow in focus, containing only those S&P MidCap 400 Index companies with strong growth characteristics as selected by S&P. The S&P MidCap 400 Index measures the performance of the mid-capitalization sector of the U.S. equity market.

S&P MidCap 400® Pure Value Index is narrow in focus, containing only those S&P MidCap 400 Index companies with strong value characteristics as selected by S&P. The S&P MidCap 400 Index measures the performance of the mid-capitalization sector of the U.S. equity market.

S&P SmallCap 600® Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600 Index companies with strong growth characteristics as selected by S&P. The S&P SmallCap 600 Index measures the performance of the small-capitalization sector of the U.S. equity market.

S&P SmallCap 600® Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 Index companies with strong value characteristics as selected by S&P. The S&P SmallCap 600 Index measures the performance of the small-capitalization sector of the U.S. equity market.

STOXX Europe 50® Index provides a blue-chip representation of supersector leaders in Europe. The index covers 50 stocks from 17 European countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Norway, Poland, Portugal, Spain, Sweden, Switzerland and the United Kingdom.

ICE USD or U.S. Dollar Index® (USDX) is an index that determines the relative value of the United States dollar to a basket of foreign currencies. This formulated “basket” of currencies comprises the weighting of six other currencies as follows: Euro (EUR), 57.6% + Japanese Yen (JPY), 13.6% + Pound Sterling (GBP), 11.9% + Canadian Dollar (CAD), 9.1% + Swedish Krona (SEK), 4.2% + Swiss Franc (CHF) 3.6%.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in-line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period on a cumulative basis. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$ 10.00
Day 1	106	6.0%	9.0%	$ 10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2022 and ending June 30, 2023.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value December 31, 2022	Ending Account Value June 30, 2023	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
S&P 500® Pure Growth Fund	1.70%	0.87%	$ 1,000.00	$ 1,008.70	$ 8.47
S&P 500® Pure Value Fund	1.69%	(0.08%)	1,000.00	999.20	8.38
S&P MidCap 400® Pure Growth Fund	1.69%	8.75%	1,000.00	1,087.50	8.75
S&P MidCap 400® Pure Value Fund	1.69%	13.81%	1,000.00	1,138.10	8.96
S&P SmallCap 600® Pure Growth Fund	1.70%	9.20%	1,000.00	1,092.00	8.82
S&P SmallCap 600® Pure Value Fund	1.69%	5.58%	1,000.00	1,055.80	8.61
Europe 1.25x Strategy Fund	1.84%	16.39%	1,000.00	1,163.90	9.87
Japan 2x Strategy Fund	1.70%	34.86%	1,000.00	1,348.60	9.90
Strengthening Dollar 2x Strategy Fund	1.90%	1.37%	1,000.00	1,013.70	9.49
Weakening Dollar 2x Strategy Fund	1.90%	0.35%	1,000.00	1,003.50	9.44

Table 2. Based on hypothetical 5% return (before expenses)
S&P 500® Pure Growth Fund	1.70%	5.00%	$ 1,000.00	$ 1,016.36	$ 8.50
S&P 500® Pure Value Fund	1.69%	5.00%	1,000.00	1,016.41	8.45
S&P MidCap 400® Pure Growth Fund	1.69%	5.00%	1,000.00	1,016.41	8.45
S&P MidCap 400® Pure Value Fund	1.69%	5.00%	1,000.00	1,016.41	8.45
S&P SmallCap 600® Pure Growth Fund	1.70%	5.00%	1,000.00	1,016.36	8.50
S&P SmallCap 600® Pure Value Fund	1.69%	5.00%	1,000.00	1,016.41	8.45
Europe 1.25x Strategy Fund	1.84%	5.00%	1,000.00	1,015.67	9.20
Japan 2x Strategy Fund	1.70%	5.00%	1,000.00	1,016.36	8.50
Strengthening Dollar 2x Strategy Fund	1.90%	5.00%	1,000.00	1,015.37	9.49
Weakening Dollar 2x Strategy Fund	1.90%	5.00%	1,000.00	1,015.37	9.49

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest, if any.
[2]

Expenses are equal to the Funds’ annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2022 to June 30, 2023.

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

S&P 500® PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P 500® Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings	(% of Total Net Assets)
Nucor Corp.	2.7%
Steel Dynamics, Inc.	2.6%
Targa Resources Corp.	2.5%
Vertex Pharmaceuticals, Inc.	2.4%
Coterra Energy, Inc. — Class A	2.3%
Equities Corp.	2.3%
Diamondback Energy, Inc.	2.3%
Regeneron Pharmaceuticals, Inc.	2.0%
PG&E Corp.	1.9%
Mosaic Co.	1.9%
Top Ten Total	22.9%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
S&P 500® Pure Growth Fund	0.87%	3.50%	5.18%	9.42%
S&P 500 Pure Growth Index	1.61%	5.22%	6.99%	11.26%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Pure Growth Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
S&P 500® PURE GROWTH FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Energy - 28.6%
Targa Resources Corp.	7,890	$600,429
Coterra Energy, Inc. — Class A	22,569	570,996
Equities Corp.	13,704	563,645
Diamondback Energy, Inc.	4,216	553,814
APA Corp.	13,035	445,406
Pioneer Natural Resources Co.	2,125	440,257
ConocoPhillips	4,128	427,702
ONEOK, Inc.	5,975	368,777
Occidental Petroleum Corp.	6,100	358,680
Hess Corp.	2,609	354,694
EOG Resources, Inc.	3,029	346,639
Marathon Oil Corp.	14,921	343,481
Exxon Mobil Corp.	3,081	330,437
Chevron Corp.	1,860	292,671
Enphase Energy, Inc.*	1,668	279,357
Devon Energy Corp.	5,585	269,979
Williams Companies, Inc.	7,541	246,063
SolarEdge Technologies, Inc.*	816	219,545
Total Energy		7,012,572

Consumer, Non-cyclical - 24.8%
Vertex Pharmaceuticals, Inc.*	1,676	589,801
Regeneron Pharmaceuticals, Inc.*	672	482,859
Molina Healthcare, Inc.*	1,140	343,414
Quanta Services, Inc.	1,660	326,107
Eli Lilly & Co.	690	323,596
Monster Beverage Corp.*	5,261	302,192
Elevance Health, Inc.	628	279,014
Danaher Corp.	1,052	252,480
Hologic, Inc.*	3,050	246,958
Insulet Corp.*	841	242,494
Rollins, Inc.	5,636	241,390
AbbVie, Inc.	1,754	236,316
Pfizer, Inc.	6,322	231,891
Incyte Corp.*	3,645	226,901
Merck & Company, Inc.	1,966	226,857
Hershey Co.	876	218,737
Bristol-Myers Squibb Co.	3,380	216,151
Moderna, Inc.*	1,765	214,448
UnitedHealth Group, Inc.	398	191,295
Thermo Fisher Scientific, Inc.	360	187,830
Dexcom, Inc.*	1,427	183,384
Gilead Sciences, Inc.	2,011	154,988
Amgen, Inc.	668	148,309
Total Consumer, Non-cyclical		6,067,412

Technology - 12.5%
KLA Corp.	933	452,524
Fortinet, Inc.*	5,174	391,103
Lam Research Corp.	563	361,930
Apple, Inc.	1,757	340,805
Monolithic Power Systems, Inc.	597	322,517
ON Semiconductor Corp.*	3,111	294,238
PTC, Inc.*	1,879	267,382
Fair Isaac Corp.*	311	251,664
Jack Henry & Associates, Inc.	1,146	191,760
QUALCOMM, Inc.	1,586	188,798
Total Technology		3,062,721

Basic Materials - 11.0%
Nucor Corp.	4,041	662,643
Steel Dynamics, Inc.	5,837	635,824
Mosaic Co.	13,060	457,100
CF Industries Holdings, Inc.	5,793	402,150
Freeport-McMoRan, Inc.	5,650	226,000
FMC Corp.	1,589	165,796
Albemarle Corp.	628	140,101
Total Basic Materials		2,689,614

Consumer, Cyclical - 8.3%
O’Reilly Automotive, Inc.*	448	427,974
AutoZone, Inc.*	157	391,458
WW Grainger, Inc.	435	343,036
Tractor Supply Co.	1,204	266,204
Dollar Tree, Inc.*	1,515	217,403
Ulta Beauty, Inc.*	425	200,003
Dollar General Corp.	1,032	175,213
Total Consumer, Cyclical		2,021,291

Industrial - 4.8%
Expeditors International of Washington, Inc.	3,360	406,997
Axon Enterprise, Inc.*	1,705	332,680
Deere & Co.	536	217,182
J.B. Hunt Transport Services, Inc.	1,190	215,425
Total Industrial		1,172,284

Financial - 4.8%
Arch Capital Group Ltd.*	4,462	333,981
Raymond James Financial, Inc.	2,268	235,350
Progressive Corp.	1,582	209,409
W R Berkley Corp.	3,485	207,567
Ameriprise Financial, Inc.	536	178,038
Total Financial		1,164,345

Communications - 2.8%
Palo Alto Networks, Inc.*	1,607	410,604
Arista Networks, Inc.*	1,762	285,550
Total Communications		696,154

Utilities - 1.9%
PG&E Corp.*	27,359	472,764

Total Common Stocks
(Cost $21,895,838)		24,359,157

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
S&P 500® PURE GROWTH FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.5%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$72,612	$72,612
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	31,946	31,946
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	29,042	29,042
Total Repurchase Agreements
(Cost $133,600)		133,600

Total Investments - 100.0%
(Cost $22,029,438)		$24,492,757
Other Assets & Liabilities, net - 0.0%		(4,453)
Total Net Assets - 100.0%		$24,488,304

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$24,359,157	$—	$—	$24,359,157
Repurchase Agreements	—	133,600	—	133,600
Total Assets	$24,359,157	$133,600	$—	$24,492,757

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

S&P 500® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments, at value (cost $21,895,838)	$24,359,157
Repurchase agreements, at value (cost $133,600)	133,600
Receivables:
Fund shares sold	57,377
Dividends	14,322
Interest	19
Total assets	24,564,475

Liabilities:
Payable for:
Professional fees	19,363
Management fees	14,396
Printing fees	10,531
Transfer agent fees	8,911
Investor service fees	4,799
Portfolio accounting and administration fees	2,975
Fund shares redeemed	2,261
Trustees’ fees*	331
Miscellaneous	12,604
Total liabilities	76,171
Net assets	$24,488,304

Net assets consist of:
Paid in capital	$23,227,989
Total distributable earnings (loss)	1,260,315
Net assets	$24,488,304
Capital shares outstanding	583,600
Net asset value per share	$41.96

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends	$221,720
Interest	4,132
Total investment income	225,852

Expenses:
Management fees	89,220
Investor service fees	29,740
Transfer agent fees	34,490
Professional fees	22,363
Portfolio accounting and administration fees	18,439
Trustees’ fees*	2,500
Custodian fees	1,728
Line of credit fees	44
Miscellaneous	3,370
Total expenses	201,894
Net investment income	23,958

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(403,273)
Net realized loss	(403,273)
Net change in unrealized appreciation (depreciation) on:
Investments	558,308
Net change in unrealized appreciation (depreciation)	558,308
Net realized and unrealized gain	155,035
Net increase in net assets resulting from operations	$178,993

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$23,958	$(158,444)
Net realized gain (loss) on investments	(403,273)	42,455
Net change in unrealized appreciation (depreciation) on investments	558,308	(12,614,960)
Net increase (decrease) in net assets resulting from operations	178,993	(12,730,949)

Distributions to shareholders	—	(4,366,989)

Capital share transactions:
Proceeds from sale of shares	12,524,372	26,915,792
Distributions reinvested	—	4,366,989
Cost of shares redeemed	(11,622,260)	(43,394,495)
Net increase (decrease) from capital share transactions	902,112	(12,111,714)
Net increase (decrease) in net assets	1,081,105	(29,209,652)

Net assets:
Beginning of period	23,407,199	52,616,851
End of period	$24,488,304	$23,407,199

Capital share activity:
Shares sold	302,897	550,024
Shares issued from reinvestment of distributions	—	100,023
Shares redeemed	(281,965)	(838,068)
Net increase (decrease) in shares	20,932	(188,021)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

S&P 500® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$41.60	$70.09	$55.17	$54.49	$43.97	$50.27
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	(.27)	(.84)	(.48)	(.22)	(.44)
Net gain (loss) on investments (realized and unrealized)	.32	(19.18)	16.03	13.22	11.87	(1.68)
Total from investment operations	.36	(19.45)	15.19	12.74	11.65	(2.12)
Less distributions from:
Net realized gains	—	(9.04)	(.27)	(12.06)	(1.13)	(4.18)
Total distributions	—	(9.04)	(.27)	(12.06)	(1.13)	(4.18)
Net asset value, end of period	$41.96	$41.60	$70.09	$55.17	$54.49	$43.97

Total Return[c]	0.87%	(28.35%)	27.59%	27.32%	26.60%	(5.63%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,488	$23,407	$52,617	$35,292	$42,057	$41,825
Ratios to average net assets:
Net investment income (loss)	0.20%	(0.53%)	(1.34%)	(0.94%)	(0.42%)	(0.85%)
Total expenses	1.70%	1.67%	1.60%	1.73%	1.72%	1.62%
Portfolio turnover rate	41%	139%	155%	159%	190%	203%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

S&P 500® PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The Fund’s current benchmark is the S&P 500® Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings	(% of Total Net Assets)
Paramount Global — Class B	2.8%
General Motors Co.	2.7%
CarMax, Inc.	2.6%
PulteGroup, Inc.	2.6%
Ford Motor Co.	2.5%
Mohawk Industries, Inc.	2.2%
Warner Bros Discovery, Inc.	2.1%
Lennar Corp. — Class A	2.1%
Citigroup, Inc.	2.1%
FedEx Corp.	2.0%
Top Ten Total	23.7%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
S&P 500® Pure Value Fund	(0.08%)	4.45%	4.33%	7.47%
S&P 500 Pure Value Index	0.91%	6.35%	6.22%	9.32%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Pure Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
S&P 500® PURE VALUE FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Consumer, Cyclical - 25.7%
General Motors Co.	13,988	$539,377
CarMax, Inc.*	6,242	522,456
PulteGroup, Inc.	6,717	521,777
Ford Motor Co.	33,354	504,646
Lennar Corp. — Class A	3,353	420,164
United Airlines Holdings, Inc.*	6,482	355,667
Walgreens Boots Alliance, Inc.	11,880	338,461
Whirlpool Corp.	2,188	325,552
Best Buy Company, Inc.	3,655	299,527
BorgWarner, Inc.	6,010	293,949
American Airlines Group, Inc.*	14,814	265,763
Alaska Air Group, Inc.*	4,826	256,647
Delta Air Lines, Inc.	4,961	235,846
Newell Brands, Inc.	22,384	194,741
Southwest Airlines Co.	2,837	102,728
Total Consumer, Cyclical		5,177,301

Financial - 20.9%
Citigroup, Inc.	9,016	415,097
Capital One Financial Corp.	3,262	356,765
Berkshire Hathaway, Inc. — Class B*	983	335,203
Invesco Ltd.	16,701	280,744
Loews Corp.	4,723	280,452
American International Group, Inc.	4,409	253,694
Assurant, Inc.	1,627	204,546
Franklin Resources, Inc.	6,994	186,809
Bank of New York Mellon Corp.	4,013	178,659
Wells Fargo & Co.	3,667	156,507
Lincoln National Corp.	6,047	155,771
Synchrony Financial	4,051	137,410
State Street Corp.	1,876	137,286
Citizens Financial Group, Inc.	5,113	133,347
Prudential Financial, Inc.	1,453	128,184
CBRE Group, Inc. — Class A*	1,541	124,374
Goldman Sachs Group, Inc.	370	119,340
Hartford Financial Services Group, Inc.	1,654	119,121
Allstate Corp.	1,042	113,620
Truist Financial Corp.	3,675	111,536
Bank of America Corp.	3,601	103,313
MetLife, Inc.	1,554	87,847
M&T Bank Corp.	678	83,909
Total Financial		4,203,534

Consumer, Non-cyclical - 15.7%
Viatris, Inc.	37,452	373,771
Molson Coors Beverage Co. — Class B	5,201	342,434
Kroger Co.	7,247	340,609
Tyson Foods, Inc. — Class A	6,298	321,450
AmerisourceBergen Corp. — Class A	1,613	310,390
Cardinal Health, Inc.	3,013	284,939
Centene Corp.*	4,111	277,287
Universal Health Services, Inc. — Class B	1,647	259,847
CVS Health Corp.	3,078	212,782
Kraft Heinz Co.	4,834	171,607
DaVita, Inc.*	1,536	154,322
Global Payments, Inc.	1,086	106,993
Total Consumer, Non-cyclical		3,156,431

Technology - 8.9%
Western Digital Corp.*	9,911	375,924
DXC Technology Co.*	13,449	359,357
Hewlett Packard Enterprise Co.	20,581	345,761
Intel Corp.	5,724	191,411
Fidelity National Information Services, Inc.	3,266	178,650
Micron Technology, Inc.	2,766	174,562
HP, Inc.	5,560	170,748
Total Technology		1,796,413

Communications - 8.5%
Paramount Global — Class B	35,151	559,252
Warner Bros Discovery, Inc.*	34,418	431,602
AT&T, Inc.	14,024	223,683
News Corp. — Class A	7,706	150,267
Verizon Communications, Inc.	3,447	128,194
Fox Corp. — Class A	3,318	112,812
Fox Corp. — Class B	1,529	48,760
News Corp. — Class B	2,386	47,052
Total Communications		1,701,622

Industrial - 7.7%
Mohawk Industries, Inc.*	4,358	449,571
FedEx Corp.	1,639	406,308
Westrock Co.	13,772	400,352
Stanley Black & Decker, Inc.	3,115	291,907
Total Industrial		1,548,138

Basic Materials - 5.8%
LyondellBasell Industries N.V. — Class A	3,166	290,734
International Paper Co.	7,978	253,780
Dow, Inc.	4,548	242,227
Eastman Chemical Co.	1,735	145,254
Celanese Corp. — Class A	1,112	128,770
DuPont de Nemours, Inc.	1,546	110,446
Total Basic Materials		1,171,211

Energy - 4.4%
Phillips 66	4,217	402,218
Valero Energy Corp.	3,188	373,952
Kinder Morgan, Inc.	6,260	107,797
Total Energy		883,967

Utilities - 1.9%
Exelon Corp.	3,639	148,253
Pinnacle West Capital Corp.	1,559	126,996
Evergy, Inc.	1,684	98,379
Total Utilities		373,628

Total Common Stocks
(Cost $15,691,232)		20,012,245

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
S&P 500® PURE VALUE FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.1%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$14,291	$14,291
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	6,288	6,288
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	5,716	5,716
Total Repurchase Agreements
(Cost $26,295)		26,295

Total Investments - 99.6%
(Cost $15,717,527)		$20,038,540
Other Assets & Liabilities, net - 0.4%		77,432
Total Net Assets - 100.0%		$20,115,972

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$20,012,245	$—	$—	$20,012,245
Repurchase Agreements	—	26,295	—	26,295
Total Assets	$20,012,245	$26,295	$—	$20,038,540

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

S&P 500® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments, at value (cost $15,691,232)	$20,012,245
Repurchase agreements, at value (cost $26,295)	26,295
Receivables:
Fund shares sold	135,112
Dividends	20,738
Interest	4
Securities lending income	3
Total assets	20,194,397

Liabilities:
Payable for:
Professional fees	22,068
Management fees	12,358
Printing fees	10,252
Transfer agent fees	8,429
Investor service fees	4,119
Fund shares redeemed	3,603
Portfolio accounting and administration fees	2,554
Trustees’ fees*	367
Miscellaneous	14,675
Total liabilities	78,425
Net assets	$20,115,972

Net assets consist of:
Paid in capital	$20,606,167
Total distributable earnings (loss)	(490,195)
Net assets	$20,115,972
Capital shares outstanding	381,260
Net asset value per share	$52.76

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends	$385,700
Interest	3,602
Income from securities lending, net	182
Total investment income	389,484

Expenses:
Management fees	101,939
Investor service fees	33,980
Transfer agent fees	39,904
Professional fees	21,343
Portfolio accounting and administration fees	21,067
Trustees’ fees*	3,045
Custodian fees	1,991
Line of credit fees	50
Miscellaneous	6,853
Total expenses	230,172
Net investment income	159,312

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,788,583)
Net realized loss	(1,788,583)
Net change in unrealized appreciation (depreciation) on:
Investments	956,786
Net change in unrealized appreciation (depreciation)	956,786
Net realized and unrealized loss	(831,797)
Net decrease in net assets resulting from operations	$(672,485)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$159,312	$300,439
Net realized gain (loss) on investments	(1,788,583)	891,922
Net change in unrealized appreciation (depreciation) on investments	956,786	(4,314,470)
Net decrease in net assets resulting from operations	(672,485)	(3,122,109)

Distributions to shareholders	—	(3,237,052)

Capital share transactions:
Proceeds from sale of shares	9,728,084	100,597,592
Distributions reinvested	—	3,237,052
Cost of shares redeemed	(22,138,169)	(94,580,396)
Net increase (decrease) from capital share transactions	(12,410,085)	9,254,248
Net increase (decrease) in net assets	(13,082,570)	2,895,087

Net assets:
Beginning of period	33,198,542	30,303,455
End of period	$20,115,972	$33,198,542

Capital share activity:
Shares sold	179,397	1,671,246
Shares issued from reinvestment of distributions	—	62,916
Shares redeemed	(426,878)	(1,600,125)
Net increase (decrease) in shares	(247,481)	134,037

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

S&P 500® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$52.80	$61.26	$46.76	$58.01	$48.02	$61.83
Income (loss) from investment operations:
Net investment income (loss)[b]	.31	.50	.50	.46	.59	.53
Net gain (loss) on investments (realized and unrealized)	(.35)	(2.25)	14.56	(7.59)	10.53	(7.82)
Total from investment operations	(.04)	(1.75)	15.06	(7.13)	11.12	(7.29)
Less distributions from:
Net investment income	—	(.57)	(.36)	(.85)	(.45)	(.53)
Net realized gains	—	(6.14)	(.20)	(3.27)	(.68)	(5.99)
Total distributions	—	(6.71)	(.56)	(4.12)	(1.13)	(6.52)
Net asset value, end of period	$52.76	$52.80	$61.26	$46.76	$58.01	$48.02

Total Return[c]	(0.08%)	(2.55%)	32.32%	(10.56%)	23.27%	(13.32%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,116	$33,199	$30,303	$25,999	$32,731	$33,111
Ratios to average net assets:
Net investment income (loss)	1.17%	0.86%	0.87%	1.08%	1.10%	0.91%
Total expenses	1.69%	1.67%	1.59%	1.73%	1.72%	1.63%
Portfolio turnover rate	28%	280%	184%	157%	144%	197%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

S&P MIDCAP 400® PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400® Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings	(% of Total Net Assets)
Builders FirstSource, Inc.	3.4%
PBF Energy, Inc. — Class A	2.8%
Celsius Holdings, Inc.	2.6%
Kinsale Capital Group, Inc.	2.5%
Shockwave Medical, Inc.	2.4%
PDC Energy, Inc.	2.4%
Annaly Capital Management, Inc.	2.4%
Range Resources Corp.	2.2%
Murphy USA, Inc.	2.2%
Reliance Steel & Aluminum Co.	2.0%
Top Ten Total	24.9%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
S&P MidCap 400® Pure Growth Fund	8.75%	19.06%	3.03%	5.94%
S&P MidCap 400 Pure Growth Index	9.68%	21.11%	4.75%	7.65%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P MidCap 400 Pure Growth Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
S&P MIDCAP 400® PURE GROWTH FUND

	Shares	Value
COMMON STOCKS† - 99.3%

Consumer, Non-cyclical - 23.5%
Celsius Holdings, Inc.*	1,587	$236,764
Shockwave Medical, Inc.*	785	224,047
Avis Budget Group, Inc.*	604	138,117
Neurocrine Biosciences, Inc.*	1,362	128,437
Grand Canyon Education, Inc.*	1,179	121,685
Lantheus Holdings, Inc.*	1,381	115,894
Halozyme Therapeutics, Inc.*	3,209	115,749
Darling Ingredients, Inc.*	1,774	113,163
Medpace Holdings, Inc.*	457	109,758
Inari Medical, Inc.*	1,696	98,605
Option Care Health, Inc.*	2,791	90,680
FTI Consulting, Inc.*	423	80,455
Jazz Pharmaceuticals plc*	587	72,770
Exelixis, Inc.*	3,581	68,433
WEX, Inc.*	361	65,727
Lancaster Colony Corp.	325	65,354
H&R Block, Inc.	2,014	64,186
Service Corporation International	939	60,650
Repligen Corp.*	381	53,896
Paylocity Holding Corp.*	286	52,775
HealthEquity, Inc.*	793	50,070
United Therapeutics Corp.*	224	49,448
Total Consumer, Non-cyclical		2,176,663

Energy - 19.2%
PBF Energy, Inc. — Class A	6,237	255,343
PDC Energy, Inc.	3,129	222,597
Range Resources Corp.	7,060	207,564
Matador Resources Co.	3,359	175,743
Southwestern Energy Co.*	26,959	162,023
CNX Resources Corp.*	8,894	157,602
Antero Resources Corp.*	6,642	152,965
Murphy Oil Corp.	3,313	126,888
DT Midstream, Inc.	2,517	124,768
Valaris Ltd.*	1,930	121,455
NOV, Inc.	4,466	71,634
Total Energy		1,778,582

Industrial - 18.2%
Builders FirstSource, Inc.*	2,333	317,288
Louisiana-Pacific Corp.	2,321	174,029
UFP Industries, Inc.	1,626	157,803
Landstar System, Inc.	715	137,666
Simpson Manufacturing Company, Inc.	866	119,941
Clean Harbors, Inc.*	722	118,718
Belden, Inc.	1,006	96,224
Valmont Industries, Inc.	318	92,554
EMCOR Group, Inc.	486	89,803
BWX Technologies, Inc.	1,215	86,958
Eagle Materials, Inc.	450	83,889
Silgan Holdings, Inc.	1,749	82,011
Carlisle Companies, Inc.	299	76,702
Toro Co.	514	52,248
Total Industrial		1,685,834

Consumer, Cyclical - 10.0%
Murphy USA, Inc.	646	200,977
Casey’s General Stores, Inc.	513	125,110
Tempur Sealy International, Inc.	2,862	114,680
Texas Roadhouse, Inc. — Class A	868	97,459
Wingstop, Inc.	478	95,677
Deckers Outdoor Corp.*	176	92,868
Crocs, Inc.*	685	77,022
FirstCash Holdings, Inc.	722	67,384
Visteon Corp.*	382	54,859
Total Consumer, Cyclical		926,036

Financial - 10.0%
Kinsale Capital Group, Inc.	629	235,372
Annaly Capital Management, Inc. REIT	10,943	218,969
RLI Corp.	1,149	156,804
Jefferies Financial Group, Inc.	3,913	129,794
SLM Corp.	7,571	123,559
Selective Insurance Group, Inc.	637	61,120
Total Financial		925,618

Basic Materials - 6.3%
Reliance Steel & Aluminum Co.	677	183,867
Westlake Corp.	1,434	171,320
Olin Corp.	1,573	80,836
Cabot Corp.	1,101	73,646
MP Materials Corp.*,1	3,128	71,569
Total Basic Materials		581,238

Technology - 5.8%
Amkor Technology, Inc.	5,105	151,874
Cirrus Logic, Inc.*	1,184	95,916
Dropbox, Inc. — Class A*	3,276	87,371
KBR, Inc.	1,210	78,722
ExlService Holdings, Inc.*	494	74,624
Concentrix Corp.	658	53,133
Total Technology		541,640

Communications - 3.6%
Nexstar Media Group, Inc. — Class A	908	151,228
World Wrestling Entertainment, Inc. — Class A	1,271	137,865
Calix, Inc.*	964	48,113
Total Communications		337,206

Utilities - 2.7%
Essential Utilities, Inc.	2,367	94,467
ONE Gas, Inc.	1,087	83,492
OGE Energy Corp.	2,146	77,063
Total Utilities		255,022

Total Common Stocks
(Cost $7,865,954)		9,207,839

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
S&P MIDCAP 400® PURE GROWTH FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	$45,171	$45,171
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	19,873	19,873
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	18,067	18,067
Total Repurchase Agreements
(Cost $83,111)		83,111

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.6%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[4]	54,215	54,215
Total Securities Lending Collateral
(Cost $54,215)		54,215

Total Investments - 100.8%
(Cost $8,003,280)		$9,345,165
Other Assets & Liabilities, net - (0.8)%		(76,539)
Total Net Assets - 100.0%		$9,268,626

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2023.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,207,839	$—	$—	$9,207,839
Repurchase Agreements	—	83,111	—	83,111
Securities Lending Collateral	54,215	—	—	54,215
Total Assets	$9,262,054	$83,111	$—	$9,345,165

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments, at value - including $52,784 of securities loaned (cost $7,920,169)	$9,262,054
Repurchase agreements, at value (cost $83,111)	83,111
Receivables:
Dividends	9,963
Interest	12
Total assets	9,355,140

Liabilities:
Payable for:
Return of securities lending collateral	54,215
Professional fees	6,841
Management fees	5,363
Transfer agent/maintenance fees	3,432
Fund shares redeemed	2,246
Investor service fees	1,788
Portfolio accounting and administration fees	1,108
Trustees’ fees*	142
Miscellaneous	11,379
Total liabilities	86,514
Net assets	$9,268,626

Net assets consist of:
Paid in capital	$8,823,110
Total distributable earnings (loss)	445,516
Net assets	$9,268,626
Capital shares outstanding	297,075
Net asset value per share	$31.20

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends	$63,451
Interest	1,805
Income from securities lending, net	33
Total investment income	65,289

Expenses:
Management fees	38,790
Investor service fees	12,930
Transfer agent and administrative fees	15,135
Professional fees	10,185
Portfolio accounting and administration fees	8,016
Trustees’ fees*	1,155
Custodian fees	757
Miscellaneous	625
Total expenses	87,593
Net investment loss	(22,304)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(4,972)
Net realized loss	(4,972)
Net change in unrealized appreciation (depreciation) on:
Investments	628,401
Net change in unrealized appreciation (depreciation)	628,401
Net realized and unrealized gain	623,429
Net increase in net assets resulting from operations	$601,125

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(22,304)	$(59,644)
Net realized loss on investments	(4,972)	(498,943)
Net change in unrealized appreciation (depreciation) on investments	628,401	(2,568,310)
Net increase (decrease) in net assets resulting from operations	601,125	(3,126,897)

Distributions to shareholders	—	(1,815,529)

Capital share transactions:
Proceeds from sale of shares	4,393,495	17,135,147
Distributions reinvested	—	1,815,529
Cost of shares redeemed	(7,687,710)	(20,679,917)
Net decrease from capital share transactions	(3,294,215)	(1,729,241)
Net decrease in net assets	(2,693,090)	(6,671,667)

Net assets:
Beginning of period	11,961,716	18,633,383
End of period	$9,268,626	$11,961,716

Capital share activity:
Shares sold	147,533	551,564
Shares issued from reinvestment of distributions	—	63,748
Shares redeemed	(267,434)	(596,185)
Net increase (decrease) in shares	(119,901)	19,127

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

S&P MIDCAP 400® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$28.69	$46.84	$45.31	$36.17	$31.34	$39.31
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	(.19)	(.59)	(.41)	(.27)	(.28)
Net gain (loss) on investments (realized and unrealized)	2.57	(10.46)	6.04	11.04	5.10	(4.97)
Total from investment operations	2.51	(10.65)	5.45	10.63	4.83	(5.25)
Less distributions from:
Net realized gains	—	(7.50)	(3.92)	(1.49)	—	(2.72)
Total distributions	—	(7.50)	(3.92)	(1.49)	—	(2.72)
Net asset value, end of period	$31.20	$28.69	$46.84	$45.31	$36.17	$31.34

Total Return[c]	8.75%	(22.62%)	12.21%	30.47%	15.41%	(14.83%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,269	$11,962	$18,633	$20,870	$12,738	$14,210
Ratios to average net assets:
Net investment income (loss)	(0.43%)	(0.55%)	(1.23%)	(1.13%)	(0.77%)	(0.72%)
Total expenses	1.69%	1.67%	1.60%	1.72%	1.73%	1.62%
Portfolio turnover rate	39%	227%	159%	204%	176%	183%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

S&P MIDCAP 400® PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400® Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings	(% of Total Net Assets)
Taylor Morrison Home Corp. — Class A	4.0%
KB Home	4.0%
Goodyear Tire & Rubber Co.	3.9%
United States Steel Corp.	2.9%
Lithia Motors, Inc. — Class A	2.8%
Arrow Electronics, Inc.	2.7%
Avnet, Inc.	2.7%
Thor Industries, Inc.	2.7%
JetBlue Airways Corp.	2.6%
XPO, Inc.	2.6%
Top Ten Total	30.9%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
S&P MidCap 400® Pure Value Fund	13.81%	24.21%	8.42%	9.24%
S&P MidCap 400 Pure Value Index	14.93%	26.58%	10.37%	11.20%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P MidCap 400 Pure Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
S&P MIDCAP 400® PURE VALUE FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Consumer, Cyclical - 37.5%
Taylor Morrison Home Corp. — Class A*	11,819	$576,413
KB Home	10,941	565,759
Goodyear Tire & Rubber Co.*	40,748	557,433
Lithia Motors, Inc. — Class A	1,309	398,080
Thor Industries, Inc.	3,659	378,706
JetBlue Airways Corp.*	42,077	372,802
Toll Brothers, Inc.	4,525	357,792
PVH Corp.	4,173	354,580
Kohl’s Corp.	12,758	294,072
Adient plc*	6,137	235,170
Nordstrom, Inc.[1]	9,621	196,942
Univar Solutions, Inc.*	5,415	194,074
Foot Locker, Inc.	6,965	188,821
Macy’s, Inc.	10,962	175,940
Lear Corp.	1,124	161,350
Gap, Inc.	14,830	132,432
Topgolf Callaway Brands Corp.*	5,803	115,189
Skechers USA, Inc. — Class A*	1,709	89,996
Total Consumer, Cyclical		5,345,551

Financial - 18.5%
Brighthouse Financial, Inc.*	7,008	331,829
Unum Group	4,738	226,003
Park Hotels & Resorts, Inc. REIT	17,465	223,902
New York Community Bancorp, Inc.	18,709	210,289
Jones Lang LaSalle, Inc.*	988	153,930
First American Financial Corp.	2,649	151,046
MGIC Investment Corp.	8,068	127,394
Old Republic International Corp.	4,770	120,061
Janus Henderson Group plc	4,378	119,301
Vornado Realty Trust REIT	6,151	111,579
Essent Group Ltd.	2,207	103,288
Cousins Properties, Inc. REIT	4,185	95,418
CNO Financial Group, Inc.	3,771	89,259
Kemper Corp.	1,790	86,385
Medical Properties Trust, Inc. REIT[1]	9,115	84,405
Reinsurance Group of America, Inc. — Class A	571	79,192
Starwood Property Trust, Inc. REIT	3,913	75,912
FNB Corp.	6,450	73,788
Sabra Health Care REIT, Inc.	5,390	63,440
Kilroy Realty Corp. REIT	2,065	62,136
Associated Banc-Corp.	3,610	58,590
Total Financial		2,647,147

Industrial - 16.6%
Arrow Electronics, Inc.*	2,735	391,734
Avnet, Inc.	7,596	383,218
XPO, Inc.*	6,169	363,971
Jabil, Inc.	2,653	286,338
TD SYNNEX Corp.	2,867	269,498
Ryder System, Inc.	2,525	214,095
Coherent Corp.*	2,671	136,168
Greif, Inc. — Class A	1,769	121,866
Fluor Corp.*	3,798	112,421
Vishay Intertechnology, Inc.	3,157	92,816
Total Industrial		2,372,125

Consumer, Non-cyclical - 13.9%
Tenet Healthcare Corp.*	4,272	347,655
Syneos Health, Inc.*	5,468	230,422
Enovis Corp.*	3,432	220,060
ManpowerGroup, Inc.	2,759	219,064
Graham Holdings Co. — Class B	338	193,160
Pilgrim’s Pride Corp.*	8,212	176,476
GXO Logistics, Inc.*	2,424	152,276
Patterson Companies, Inc.	4,466	148,539
Perrigo Company plc	3,955	134,272
Hertz Global Holdings, Inc.*	4,343	79,868
Post Holdings, Inc.*	881	76,339
Total Consumer, Non-cyclical		1,978,131

Basic Materials - 6.6%
United States Steel Corp.	16,284	407,263
Cleveland-Cliffs, Inc.*	20,172	338,083
Avient Corp.	3,236	132,352
Alcoa Corp.	1,968	66,774
Total Basic Materials		944,472

Technology - 4.9%
Xerox Holdings Corp.	15,293	227,713
NCR Corp.*	7,614	191,873
Kyndryl Holdings, Inc.*	12,211	162,162
MKS Instruments, Inc.	1,036	111,991
Total Technology		693,739

Utilities - 1.1%
UGI Corp.	2,974	80,208
Southwest Gas Holdings, Inc.	1,232	78,417
Total Utilities		158,625

Communications - 0.4%
Frontier Communications Parent, Inc.*	3,158	58,865

Total Common Stocks
(Cost $11,709,505)		14,198,655

REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	49,702	49,702
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	21,866	21,866
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	19,878	19,878
Total Repurchase Agreements
(Cost $91,446)		91,446

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
S&P MIDCAP 400® PURE VALUE FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.4%
Money Market Fund
First American Government Obligations Fund - Class X, 5.01%[4]	199,749	199,749
Total Securities Lending Collateral
(Cost $199,749)		199,749

Total Investments - 101.5%
(Cost $12,000,700)		$14,489,850
Other Assets & Liabilities, net - (1.5)%		(213,620)
Total Net Assets - 100.0%		$14,276,230

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2023.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$14,198,655	$—	$—	$14,198,655
Repurchase Agreements	—	91,446	—	91,446
Securities Lending Collateral	199,749	—	—	199,749
Total Assets	$14,398,404	$91,446	$—	$14,489,850

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

S&P MIDCAP 400® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments, at value - including $196,357 of securities loaned (cost $11,909,254)	$14,398,404
Repurchase agreements, at value (cost $91,446)	91,446
Receivables:
Fund shares sold	555,136
Dividends	13,983
Securities lending income	90
Interest	13
Total assets	15,059,072

Liabilities:
Payable for:
Securities purchased	545,305
Return of securities lending collateral	199,749
Management fees	6,712
Transfer agent and maintenance fees	4,432
Investor service fees	2,237
Portfolio accounting and administration fees	1,387
Fund shares redeemed	387
Trustees’ fees*	176
Miscellaneous	22,457
Total liabilities	782,842
Net assets	$14,276,230

Net assets consist of:
Paid in capital	$13,499,881
Total distributable earnings (loss)	776,349
Net assets	$14,276,230
Capital shares outstanding	314,976
Net asset value per share	$45.32

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends	$130,594
Interest	2,325
Income from securities lending, net	581
Total investment income	133,500

Expenses:
Management fees	55,128
Investor service fees	18,376
Transfer agent and administrative fees	20,587
Professional fees	14,866
Portfolio accounting and administration fees	11,393
Trustees’ fees*	1,315
Custodian fees	1,048
Line of credit fees	14
Miscellaneous	1,685
Total expenses	124,412
Net investment income	9,088

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(494,972)
Net realized loss	(494,972)
Net change in unrealized appreciation (depreciation) on:
Investments	1,364,412
Net change in unrealized appreciation (depreciation)	1,364,412
Net realized and unrealized gain	869,440
Net increase in net assets resulting from operations	$878,528

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$9,088	$72,402
Net realized gain (loss) on investments	(494,972)	765,784
Net change in unrealized appreciation (depreciation) on investments	1,364,412	(1,830,286)
Net increase (decrease) in net assets resulting from operations	878,528	(992,100)

Distributions to shareholders	—	(2,170,124)

Capital share transactions:
Proceeds from sale of shares	20,371,800	26,473,593
Distributions reinvested	—	2,170,124
Cost of shares redeemed	(19,001,031)	(27,277,080)
Net increase from capital share transactions	1,370,769	1,366,637
Net increase (decrease) in net assets	2,249,297	(1,795,587)

Net assets:
Beginning of period	12,026,933	13,822,520
End of period	$14,276,230	$12,026,933

Capital share activity:
Shares sold	464,009	582,545
Shares issued from reinvestment of distributions	—	57,335
Shares redeemed	(451,061)	(590,394)
Net increase in shares	12,948	49,486

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

S&P MIDCAP 400® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$39.82	$54.73	$43.24	$42.15	$34.42	$49.79
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.29	.26	.09	.14	(.01)
Net gain (loss) on investments (realized and unrealized)	5.47	(3.74)	13.11	2.49	7.59	(7.95)
Total from investment operations	5.50	(3.45)	13.37	2.58	7.73	(7.96)
Less distributions from:
Net investment income	—	(.55)	(.04)	(.15)	—	—
Net realized gains	—	(10.91)	(1.84)	(1.34)	—	(7.41)
Total distributions	—	(11.46)	(1.88)	(1.49)	—	(7.41)
Net asset value, end of period	$45.32	$39.82	$54.73	$43.24	$42.15	$34.42

Total Return[c]	13.81%	(5.22%)	31.25%	7.42%	22.46%	(18.98%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,276	$12,027	$13,823	$16,368	$9,418	$8,985
Ratios to average net assets:
Net investment income (loss)	0.12%	0.63%	0.49%	0.27%	0.35%	(0.03%)
Total expenses	1.69%	1.67%	1.59%	1.72%	1.73%	1.62%
Portfolio turnover rate	121%	257%	216%	320%	188%	145%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

S&P SMALLCAP 600® PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600® Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings	(% of Total Net Assets)
Axcelis Technologies, Inc.	3.2%
Green Brick Partners, Inc.	2.5%
Rambus, Inc.	1.9%
elf Beauty, Inc.	1.7%
Encore Wire Corp.	1.6%
Civitas Resources, Inc.	1.6%
Vir Biotechnology, Inc.	1.6%
REX American Resources Corp.	1.6%
Comstock Resources, Inc.	1.5%
Mr Cooper Group, Inc.	1.5%
Top Ten Total	18.7%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
S&P SmallCap 600® Pure Growth Fund	9.20%	10.89%	(0.53%)	6.31%
S&P SmallCap 600 Pure Growth Index	10.01%	12.87%	1.28%	8.20%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P SmallCap 600 Pure Growth Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
S&P SMALLCAP 600® PURE GROWTH FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Consumer, Non-cyclical - 24.5%
elf Beauty, Inc.*	1,010	$115,372
Vir Biotechnology, Inc.*	4,471	109,674
Amphastar Pharmaceuticals, Inc.*	1,643	94,423
Cross Country Healthcare, Inc.*	3,233	90,783
Dynavax Technologies Corp.*	6,501	83,993
iTeos Therapeutics, Inc.*	6,227	82,445
UFP Technologies, Inc.*	397	76,959
Catalyst Pharmaceuticals, Inc.*	5,426	72,925
AMN Healthcare Services, Inc.*	668	72,892
Cytokinetics, Inc.*	1,889	61,619
Ensign Group, Inc.	618	58,994
Adtalem Global Education, Inc.*	1,631	56,008
Cal-Maine Foods, Inc.	1,183	53,235
MGP Ingredients, Inc.	497	52,821
Simply Good Foods Co.*	1,428	52,250
Zynex, Inc.*	5,339	51,201
Innoviva, Inc.*	3,957	50,373
REGENXBIO, Inc.*	2,305	46,077
Corcept Therapeutics, Inc.*	2,028	45,123
Stride, Inc.*	1,138	42,368
Supernus Pharmaceuticals, Inc.*	1,165	35,020
Tootsie Roll Industries, Inc.	943	33,392
Hostess Brands, Inc.*	1,169	29,599
Arcus Biosciences, Inc.*	1,385	28,129
AdaptHealth Corp.*	2,164	26,336
Medifast, Inc.	285	26,266
Collegium Pharmaceutical, Inc.*	1,171	25,165
uniQure N.V.*	2,046	23,447
Xencor, Inc.*	933	23,297
Addus HomeCare Corp.*	248	22,990
Pacira BioSciences, Inc.*	515	20,636
Ligand Pharmaceuticals, Inc.*††	169	—
Ligand Pharmaceuticals, Inc.*††	169	—
Total Consumer, Non-cyclical		1,663,812

Industrial - 20.2%
Encore Wire Corp.	593	110,257
Matson, Inc.	1,278	99,339
Dorian LPG Ltd.	3,820	97,983
Boise Cascade Co.	1,083	97,849
Advanced Energy Industries, Inc.	819	91,278
Mueller Industries, Inc.	1,001	87,367
Comfort Systems USA, Inc.	501	82,264
PGT Innovations, Inc.*	2,812	81,970
AAON, Inc.	602	57,076
Marten Transport Ltd.	2,460	52,890
Forward Air Corp.	468	49,659
Fabrinet*	362	47,016
Myers Industries, Inc.	2,267	44,048
Lindsay Corp.	351	41,888
EnPro Industries, Inc.	305	40,727
Badger Meter, Inc.	256	37,775
Applied Industrial Technologies, Inc.	249	36,063
Plexus Corp.*	354	34,777
Franklin Electric Company, Inc.	331	34,060
CTS Corp.	738	31,461
Hillenbrand, Inc.	611	31,332
NV5 Global, Inc.*	269	29,797
AeroVironment, Inc.*	285	29,150
Aerojet Rocketdyne Holdings, Inc.*	476	26,118
Total Industrial		1,372,144

Technology - 16.3%
Axcelis Technologies, Inc.*	1,187	217,613
Rambus, Inc.*	1,993	127,891
DoubleVerify Holdings, Inc.*	2,345	91,267
Photronics, Inc.*	3,400	87,686
Kulicke & Soffa Industries, Inc.	1,323	78,652
Verra Mobility Corp.*	3,016	59,476
Alpha & Omega Semiconductor Ltd.*	1,634	53,595
Onto Innovation, Inc.*	440	51,247
Progress Software Corp.	684	39,740
Diodes, Inc.*	421	38,938
Veeco Instruments, Inc.*	1,445	37,107
SPS Commerce, Inc.*	181	34,763
Digi International, Inc.*	872	34,348
Agilysys, Inc.*	462	31,712
Privia Health Group, Inc.*	1,192	31,123
MaxLinear, Inc. — Class A*	794	25,059
NextGen Healthcare, Inc.*	1,432	23,227
Veradigm, Inc.*	1,778	22,403
NetScout Systems, Inc.*	708	21,913
Total Technology		1,107,760

Financial - 13.3%
Mr Cooper Group, Inc.*	2,001	101,331
ARMOUR Residential REIT, Inc. [1]	17,090	91,090
StoneX Group, Inc.*	867	72,030
St. Joe Co.	1,317	63,664
OFG Bancorp	2,365	61,679
Palomar Holdings, Inc.*	875	50,785
Piper Sandler Cos.	390	50,411
First BanCorp	3,666	44,798
Avantax, Inc.*	1,855	41,515
Marcus & Millichap, Inc.	1,193	37,591
BancFirst Corp.	402	36,984
Bancorp, Inc.*	945	30,854
Hanmi Financial Corp.	2,023	30,203
City Holding Co.	329	29,607
Stellar Bancorp, Inc.	1,286	29,437
Preferred Bank/Los Angeles CA	510	28,045
NBT Bancorp, Inc.	793	25,257
Dime Community Bancshares, Inc.	1,220	21,509
ServisFirst Bancshares, Inc.	402	16,450
Banner Corp.	361	15,765
Heritage Financial Corp.	895	14,472
CVB Financial Corp.	881	11,700
Total Financial		905,177

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
S&P SMALLCAP 600® PURE GROWTH FUND

	Shares	Value
Energy - 9.0%
Civitas Resources, Inc.	1,581	109,676
REX American Resources Corp.*	3,019	105,091
Comstock Resources, Inc.	9,010	104,516
SM Energy Co.	2,771	87,647
Northern Oil and Gas, Inc.	2,126	72,964
Vital Energy, Inc.*	1,586	71,608
CONSOL Energy, Inc.	483	32,752
RPC, Inc.	3,286	23,495
Total Energy		607,749

Consumer, Cyclical - 8.4%
Green Brick Partners, Inc.*	2,933	166,594
XPEL, Inc.*	846	71,250
Jack in the Box, Inc.	717	69,929
Cavco Industries, Inc.*	211	62,245
Monarch Casino & Resort, Inc.	862	60,728
Sun Country Airlines Holdings, Inc.*	2,306	51,839
Titan International, Inc.*	4,016	46,104
Ethan Allen Interiors, Inc.	1,399	39,564
Total Consumer, Cyclical		568,253

Communications - 3.8%
Cars.com, Inc.*	3,116	61,759
Harmonic, Inc.*	3,255	52,633
ATN International, Inc.	1,207	44,176
Clearfield, Inc.*	876	41,479
Extreme Networks, Inc.*	1,264	32,927
A10 Networks, Inc.	1,454	21,214
Total Communications		254,188

Basic Materials - 3.2%
Hawkins, Inc.	1,554	74,110
Kaiser Aluminum Corp.	674	48,285
Livent Corp.*	1,162	31,874
Innospec, Inc.	311	31,237
American Vanguard Corp.	1,732	30,951
Total Basic Materials		216,457

Utilities - 0.8%
Unitil Corp.	536	27,181
SJW Group	374	26,221
Total Utilities		53,402

Total Common Stocks
(Cost $5,535,287)		6,748,942

SECURITIES LENDING COLLATERAL†,2 - 1.0%
Money Market Fund
First American Government Obligations Fund — Class X, 5.01%[3]	68,816	68,816
Total Securities Lending Collateral
(Cost $68,816)		68,816

Total Investments - 100.5%
(Cost $5,604,103)		$6,817,758
Other Assets & Liabilities, net - (0.5)%		(33,181)
Total Net Assets - 100.0%		$6,784,577

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 7.
[2]	Securities lending collateral — See Note 7.
[3]	Rate indicated is the 7-day yield as of June 30, 2023.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,748,942	$—	$—	$6,748,942
Securities Lending Collateral	68,816	—	—	68,816
Total Assets	$6,817,758	$—	$—	$6,817,758

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments, at value - including $66,689 of securities loaned (cost $5,604,103)	$6,817,758
Receivables:
Securities sold	90,954
Dividends	3,197
Fund shares sold	2,484
Securities lending income	36
Total assets	6,914,429

Liabilities:
Overdraft due to custodian bank	38,610
Payable for:
Return of securities lending collateral	68,816
Management fees	4,706
Transfer agent fees	2,479
Fund shares redeemed	1,887
Investor service fees	1,569
Portfolio accounting and administration fees	972
Trustees’ fees*	83
Miscellaneous	10,730
Total liabilities	129,852
Net assets	$6,784,577

Net assets consist of:
Paid in capital	$7,541,300
Total distributable earnings (loss)	(756,723)
Net assets	$6,784,577
Capital shares outstanding	149,232
Net asset value per share	$45.46

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends (net of foreign withholding tax of $200)	$51,823
Interest	990
Income from securities lending, net	146
Total investment income	52,959

Expenses:
Management fees	23,304
Investor service fees	7,768
Transfer agent fees	8,674
Portfolio accounting and administration fees	4,816
Professional fees	3,617
Trustees’ fees*	574
Custodian fees	445
Miscellaneous	3,506
Total expenses	52,704
Net investment income	255

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(241,192)
Net realized loss	(241,192)
Net change in unrealized appreciation (depreciation) on:
Investments	802,340
Net change in unrealized appreciation (depreciation)	802,340
Net realized and unrealized gain	561,148
Net increase in net assets resulting from operations	$561,403

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$255	$5,802
Net realized loss on investments	(241,192)	(1,474,709)
Net change in unrealized appreciation (depreciation) on investments	802,340	(2,117,944)
Net increase (decrease) in net assets resulting from operations	561,403	(3,586,851)

Distributions to shareholders	—	(1,578,002)

Capital share transactions:
Proceeds from sale of shares	6,207,728	12,105,143
Distributions reinvested	—	1,578,002
Cost of shares redeemed	(5,881,345)	(15,578,031)
Net increase (decrease) from capital share transactions	326,383	(1,894,886)
Net increase (decrease) in net assets	887,786	(7,059,739)

Net assets:
Beginning of period	5,896,791	12,956,530
End of period	$6,784,577	$5,896,791

Capital share activity:
Shares sold	143,008	255,654
Shares issued from reinvestment of distributions	—	34,973
Shares redeemed	(135,429)	(328,599)
Net increase (decrease) in shares	7,579	(37,972)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

S&P SMALLCAP 600® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$41.63	$72.13	$60.80	$55.24	$49.07	$54.95
Income (loss) from investment operations:
Net investment income (loss)[b]	—	.03	(.76)	(.45)	(.36)	(.60)
Net gain (loss) on investments (realized and unrealized)	3.83	(20.84)	12.40	8.42	6.53	(4.12)
Total from investment operations	3.83	(20.81)	11.64	7.97	6.17	(4.72)
Less distributions from:
Net realized gains	—	(9.69)	(.31)	(2.41)	—	(1.16)
Total distributions	—	(9.69)	(.31)	(2.41)	—	(1.16)
Net asset value, end of period	$45.46	$41.63	$72.13	$60.80	$55.24	$49.07

Total Return[c]	9.20%	(29.90%)	19.16%	15.76%	12.57%	(9.03%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,785	$5,897	$12,957	$16,014	$12,323	$17,006
Ratios to average net assets:
Net investment income (loss)	0.01%	0.06%	(1.08%)	(0.93%)	(0.69%)	(1.01%)
Total expenses	1.70%	1.67%	1.60%	1.72%	1.73%	1.63%
Portfolio turnover rate	88%	174%	219%	258%	190%	313%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

S&P SMALLCAP 600® PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600® Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings	(% of Total Net Assets)
SkyWest, Inc.	3.2%
M/I Homes, Inc.	2.8%
G-III Apparel Group Ltd.	1.9%
Tri Pointe Homes, Inc.	1.9%
Century Communities, Inc.	1.9%
Olympic Steel, Inc.	1.8%
Aaron’s Company, Inc.	1.6%
MDC Holdings, Inc.	1.6%
Kelly Services, Inc. — Class A	1.5%
America’s Car-Mart, Inc.	1.5%
Top Ten Total	19.7%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
S&P SmallCap 600® Pure Value Fund	5.58%	11.98%	3.40%	5.83%
S&P SmallCap 600 Pure Value Index	6.70%	14.28%	5.47%	7.77%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P SmallCap 600 Pure Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
S&P SMALLCAP 600® PURE VALUE FUND

	Shares	Value
COMMON STOCKS† - 99.9%

Consumer, Cyclical - 37.5%
SkyWest, Inc.*	5,074	$206,613
M/I Homes, Inc.*	2,055	179,175
G-III Apparel Group Ltd.*	6,479	124,850
Tri Pointe Homes, Inc.*	3,709	121,878
Century Communities, Inc.	1,587	121,596
MDC Holdings, Inc.	2,169	101,444
America’s Car-Mart, Inc.*	943	94,093
Meritage Homes Corp.	599	85,220
Patrick Industries, Inc.	1,011	80,880
Group 1 Automotive, Inc.	310	80,011
Abercrombie & Fitch Co. — Class A*	2,063	77,734
Wolverine World Wide, Inc.	5,100	74,919
MarineMax, Inc.*	2,153	73,546
Dana, Inc.	4,096	69,632
ScanSource, Inc.*	2,274	67,219
Resideo Technologies, Inc.*	3,766	66,508
ODP Corp.*	1,070	50,097
Sonic Automotive, Inc. — Class A	971	46,288
GMS, Inc.*	635	43,942
La-Z-Boy, Inc.	1,460	41,814
Caleres, Inc.	1,743	41,710
Veritiv Corp.	292	36,678
Allegiant Travel Co. — Class A*	276	34,854
Hanesbrands, Inc.	7,565	34,345
Designer Brands, Inc. — Class A	3,351	33,845
MillerKnoll, Inc.	2,159	31,910
Sally Beauty Holdings, Inc.*	2,580	31,863
Urban Outfitters, Inc.*	951	31,507
American Axle & Manufacturing Holdings, Inc.*	3,766	31,145
Signet Jewelers Ltd.	443	28,910
Shoe Carnival, Inc.	1,207	28,340
OPENLANE, Inc.*	1,832	27,883
Chico’s FAS, Inc.*	4,539	24,284
PC Connection, Inc.	502	22,640
LGI Homes, Inc.*	167	22,527
Standard Motor Products, Inc.	595	22,324
Sleep Number Corp.*	781	21,306
Guess?, Inc.	1,074	20,889
American Eagle Outfitters, Inc.	1,711	20,190
HNI Corp.	709	19,979
Interface, Inc. — Class A	2,187	19,224
Marcus Corp.	1,242	18,419
Hawaiian Holdings, Inc.*	1,382	14,884
El Pollo Loco Holdings, Inc.	1,467	12,866
Total Consumer, Cyclical		2,439,981

Financial - 15.9%
Genworth Financial, Inc. — Class A*	18,222	91,110
Anywhere Real Estate, Inc.*	12,746	85,144
Stewart Information Services Corp.	1,758	72,324
Navient Corp.	3,100	57,598
World Acceptance Corp.*	401	53,738
Universal Insurance Holdings, Inc.	3,300	50,919
SiriusPoint Ltd.*	5,025	45,376
EZCORP, Inc. — Class A*	5,328	44,648
Radian Group, Inc.	1,635	41,333
Pebblebrook Hotel Trust REIT	2,803	39,074
Cushman & Wakefield plc*	4,306	35,223
SL Green Realty Corp. REIT[1]	1,147	34,467
Bread Financial Holdings, Inc.	1,066	33,462
RE/MAX Holdings, Inc. — Class A	1,735	33,416
Encore Capital Group, Inc.*	581	28,248
Ambac Financial Group, Inc.*	1,853	26,387
Apollo Commercial Real Estate Finance, Inc. REIT	2,224	25,176
JBG SMITH Properties REIT	1,555	23,387
Enova International, Inc.*	424	22,523
Service Properties Trust REIT	2,570	22,333
PacWest Bancorp[1]	2,690	21,923
Office Properties Income Trust REIT	2,633	20,274
Brandywine Realty Trust REIT	4,131	19,209
United Fire Group, Inc.	827	18,740
Hilltop Holdings, Inc.	586	18,436
Ready Capital Corp. REIT	1,512	17,056
ProAssurance Corp.	1,039	15,678
Hudson Pacific Properties, Inc. REIT	3,328	14,044
Hope Bancorp, Inc.	1,560	13,135
Orion Office REIT, Inc.	1,729	11,429
Total Financial		1,035,810

Consumer, Non-cyclical - 14.7%
Aaron’s Company, Inc.	7,250	102,515
Kelly Services, Inc. — Class A	5,581	98,281
Fresh Del Monte Produce, Inc.	3,009	77,361
PROG Holdings, Inc.*	1,998	64,176
Enhabit, Inc.*	5,483	63,054
Upbound Group, Inc.	1,557	48,469
TrueBlue, Inc.*	2,647	46,878
Deluxe Corp.	2,610	45,623
Owens & Minor, Inc.*	2,336	44,478
Emergent BioSolutions, Inc.*	6,037	44,372
B&G Foods, Inc.[1]	2,999	41,746
SpartanNash Co.	1,544	34,755
Seneca Foods Corp. — Class A*	1,001	32,713
Universal Corp.	600	29,964
ABM Industries, Inc.	690	29,429
Heidrick & Struggles International, Inc.	1,051	27,820
United Natural Foods, Inc.*	1,289	25,200
GEO Group, Inc.*	3,232	23,141
Phibro Animal Health Corp. — Class A	1,563	21,413
CoreCivic, Inc.*	2,245	21,126
Green Dot Corp. — Class A*	1,073	20,108
Orthofix Medical, Inc.*	847	15,297
Total Consumer, Non-cyclical		957,919

Industrial - 13.0%
Olympic Steel, Inc.	2,435	119,315
Enviri Corp.*	7,334	72,387
DXP Enterprises, Inc.*	1,854	67,504
Greenbrier Companies, Inc.	1,409	60,728

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
S&P SMALLCAP 600® PURE VALUE FUND

	Shares	Value
American Woodmark Corp.*	770	58,805
World Kinect Corp.	2,545	52,631
Benchmark Electronics, Inc.	1,988	51,350
RXO, Inc.*	2,193	49,715
Powell Industries, Inc.	793	48,048
ArcBest Corp.	485	47,918
Clearwater Paper Corp.*	1,524	47,732
Kaman Corp.	1,756	42,723
Proto Labs, Inc.*	968	33,841
TTM Technologies, Inc.*	1,919	26,674
Ichor Holdings Ltd.*	680	25,500
AZZ, Inc.	493	21,426
Granite Construction, Inc.	505	20,089
Total Industrial		846,386

Communications - 7.6%
Lumen Technologies, Inc.	40,200	90,852
DISH Network Corp. — Class A*	13,489	88,893
Telephone & Data Systems, Inc.	8,415	69,255
AMC Networks, Inc. — Class A*	4,130	49,353
Consolidated Communications Holdings, Inc.*	11,017	42,195
EW Scripps Co. — Class A*	4,389	40,159
Viasat, Inc.*	950	39,197
Thryv Holdings, Inc.*	1,379	33,923
NETGEAR, Inc.*	1,447	20,490
Scholastic Corp.	422	16,412
Total Communications		490,729

Basic Materials - 4.5%
Arconic Corp.*	2,354	69,631
Century Aluminum Co.*	6,527	56,916
Koppers Holdings, Inc.	1,619	55,208
Mativ Holdings, Inc.	2,856	43,183
Trinseo plc	2,123	26,898
AdvanSix, Inc.	618	21,617
Minerals Technologies, Inc.	268	15,461
Total Basic Materials		288,914

Energy - 3.5%
Oil States International, Inc.*	7,616	56,892
Par Pacific Holdings, Inc.*	1,920	51,091
SunCoke Energy, Inc.	6,168	48,542
Bristow Group, Inc.*	1,437	41,285
Helix Energy Solutions Group, Inc.*	4,237	31,269
Total Energy		229,079

Technology - 3.2%
Ebix, Inc.	2,374	59,825
Insight Enterprises, Inc.*	381	55,755
SMART Global Holdings, Inc.*	1,370	39,744
Cerence, Inc.*	1,141	33,351
Pitney Bowes, Inc.	6,031	21,350
Total Technology		210,025

Total Common Stocks
(Cost $5,062,670)		6,498,843

SECURITIES LENDING COLLATERAL†,2 - 1.1%
Money Market Fund
First American Government Obligations Fund — Class X, 5.01%[3]	74,040	74,040
Total Securities Lending Collateral
(Cost $74,040)		74,040

Total Investments - 101.0%
(Cost $5,136,710)		$6,572,883
Other Assets & Liabilities, net - (1.0)%		(64,230)
Total Net Assets - 100.0%		$6,508,653

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 7.
[2]	Securities lending collateral — See Note 7.
[3]	Rate indicated is the 7-day yield as of June 30, 2023.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
S&P SMALLCAP 600® PURE VALUE FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,498,843	$—	$—	$6,498,843
Securities Lending Collateral	74,040	—	—	74,040
Total Assets	$6,572,883	$—	$—	$6,572,883

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments, at value - including $72,579 of securities loaned (cost $5,136,710)	$6,572,883
Receivables:
Fund shares sold	31,604
Dividends	6,617
Securities lending income	97
Total assets	6,611,201

Liabilities:
Overdraft due to custodian bank	4,246
Payable for:
Return of securities lending collateral	74,040
Management fees	4,114
Transfer agent fees	2,874
Investor service fees	1,371
Portfolio accounting and administration fees	850
Fund shares redeemed	436
Trustees’ fees*	112
Miscellaneous	14,505
Total liabilities	102,548
Net assets	$6,508,653

Net assets consist of:
Paid in capital	$7,479,548
Total distributable earnings (loss)	(970,895)
Net assets	$6,508,653
Capital shares outstanding	91,305
Net asset value per share	$71.28

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends (net of foreign withholding tax of $10)	$64,960
Interest	1,548
Income from securities lending, net	372
Total investment income	66,880

Expenses:
Management fees	34,209
Transfer agent fees	12,923
Investor service fees	11,403
Portfolio accounting and administration fees	7,069
Professional fees	3,296
Trustees’ fees*	843
Custodian fees	653
Miscellaneous	6,872
Total expenses	77,268
Net investment loss	(10,388)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(970,058)
Net realized loss	(970,058)
Net change in unrealized appreciation (depreciation) on:
Investments	610,571
Net change in unrealized appreciation (depreciation)	610,571
Net realized and unrealized loss	(359,487)
Net decrease in net assets resulting from operations	$(369,875)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

S&P SMALLCAP 600® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(10,388)	$(220)
Net realized gain (loss) on investments	(970,058)	177,391
Net change in unrealized appreciation (depreciation) on investments	610,571	(1,658,200)
Net decrease in net assets resulting from operations	(369,875)	(1,481,029)

Distributions to shareholders	—	(1,494,113)

Capital share transactions:
Proceeds from sale of shares	11,757,243	27,122,715
Distributions reinvested	—	1,494,113
Cost of shares redeemed	(12,557,400)	(34,124,104)
Net decrease from capital share transactions	(800,157)	(5,507,276)
Net decrease in net assets	(1,170,032)	(8,482,418)

Net assets:
Beginning of period	7,678,685	16,161,103
End of period	$6,508,653	$7,678,685

Capital share activity:
Shares sold	155,407	355,894
Shares issued from reinvestment of distributions	—	22,464
Shares redeemed	(177,840)	(453,341)
Net decrease in shares	(22,433)	(74,983)

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$67.51	$85.63	$59.72	$63.51	$52.81	$66.48
Income (loss) from investment operations:
Net investment income (loss)[b]	(.08)	—	(.28)	(.31)	(.17)	.08
Net gain (loss) on investments (realized and unrealized)	3.85 [d]	(7.22)	26.19	(3.48)	11.06	(13.75)
Total from investment operations	3.77	(7.22)	25.91	(3.79)	10.89	(13.67)
Less distributions from:
Net investment income	—	—	—	—	(.19)	—
Net realized gains	—	(10.90)	—	—	—	—
Total distributions	—	(10.90)	—	—	(.19)	—
Net asset value, end of period	$71.28	$67.51	$85.63	$59.72	$63.51	$52.81

Total Return[c]	5.58%	(8.24%)	43.39%	(5.97%)	20.68%	(20.58%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,509	$7,679	$16,161	$8,130	$9,077	$8,414
Ratios to average net assets:
Net investment income (loss)	(0.23%)	0.00%	(0.34%)	(0.64%)	(0.28%)	0.12%
Total expenses	1.69%	1.67%	1.59%	1.72%	1.73%	1.62%
Portfolio turnover rate	131%	252%	383%	305%	248%	194%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

EUROPE 1.25x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 125% of the fair value of the STOXX Europe 50® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 1, 2001

Ten Largest Holdings	(% of Total Net Assets)
Guggenheim Ultra Short Duration Fund — Institutional Class	4.9%
Guggenheim Strategy Fund II	4.8%
Nestle S.A. ADR	2.7%
ASML Holding N.V. — Class G	2.4%
Novo Nordisk A/S ADR	2.2%
LVMH Moet Hennessy Louis Vuitton SE ADR	2.1%
AstraZeneca plc ADR	1.9%
Roche Holding AG ADR	1.8%
Novartis AG ADR	1.8%
Shell plc ADR	1.7%
Top Ten Total	26.3%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Country Diversification

Country	% of Long-Term Investments
France	25.4%
Switzerland	19.5%
United Kingdom	19.4%
Germany	12.4%
Netherlands	10.3%
Denmark	5.0%
Spain	2.6%
Other	5.4%
Total Long–Term Investments	100.0%

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)	June 30, 2023

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Europe 1.25x Strategy Fund	16.39%	26.97%	6.06%	4.31%
STOXX Europe 50 Index	14.31%	24.42%	7.16%	5.75%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The STOXX Europe 50 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
EUROPE 1.25x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 44.3%

Consumer, Non-cyclical - 18.2%
Nestle S.A. ADR	1,043	$125,525
Novo Nordisk A/S ADR	633	102,438
AstraZeneca plc ADR	1,212	86,743
Roche Holding AG ADR	2,194	83,811
Novartis AG ADR	815	82,242
Unilever plc ADR	1,030	53,694
Sanofi ADR	895	48,241
L’Oreal S.A. ADR	474	44,234
Diageo plc ADR	216	37,472
GSK plc ADR	799	28,476
British American Tobacco plc ADR	797	26,460
RELX plc ADR	758	25,340
EssilorLuxottica S.A. ADR	237	22,358
Reckitt Benckiser Group plc ADR	1,427	21,676
Bayer AG ADR	1,537	21,241
Anheuser-Busch InBev S.A. ADR[1]	350	19,852
Adyen N.V. ADR*	1,123	19,417
Total Consumer, Non-cyclical		849,220

Financial - 4.9%
HSBC Holdings plc ADR[1]	1,580	62,600
Allianz SE ADR	1,580	36,687
BNP Paribas S.A. ADR	913	28,887
Zurich Insurance Group AG ADR[1]	587	27,865
UBS Group AG*	1,193	24,182
Banco Santander S.A. ADR	6,474	24,019
AXA S.A. ADR	755	22,348
Total Financial		226,588

Industrial - 4.6%
Siemens AG ADR	587	48,962
Schneider Electric SE ADR	1,116	40,578
Airbus SE ADR	917	33,140
Vinci S.A. ADR	925	26,880
ABB Ltd. ADR	624	24,492
Safran S.A. ADR	595	23,348
DHL Group ADR	384	18,820
Total Industrial		216,220

Consumer, Cyclical - 4.3%
LVMH Moet Hennessy Louis Vuitton SE ADR	507	95,742
Cie Financiere Richemont S.A. ADR	2,049	34,751
Hermes International ADR[1]	138	30,029
Mercedes-Benz Group AG ADR[1]	1,252	25,140
Kering S.A. ADR[1]	282	15,609
Total Consumer, Cyclical		201,271

Energy - 3.8%
Shell plc ADR	1,330	80,305
TotalEnergies SE ADR	973	56,084
BP plc ADR	1,138	40,160
Total Energy		176,549

Technology - 3.7%
ASML Holding N.V. — Class G	157	113,786
SAP SE ADR	424	58,007
Total Technology		171,793

Basic Materials - 2.2%
Air Liquide S.A. ADR	1,025	36,818
Rio Tinto plc ADR	419	26,749
Glencore plc ADR	2,011	22,644
BASF SE ADR	1,394	16,895
Total Basic Materials		103,106

Utilities - 1.5%
Iberdrola S.A. ADR	576	30,107
Enel SpA ADR[1]	3,056	20,445
National Grid plc ADR	284	19,122
Total Utilities		69,674

Communications - 1.1%
Deutsche Telekom AG ADR	1,359	29,694
Prosus N.V. ADR	1,360	19,992
Total Communications		49,686

Total Common Stocks
(Cost $1,834,779)		2,064,107

MUTUAL FUNDS† - 9.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	23,237	226,093
Guggenheim Strategy Fund II2	9,255	224,160
Total Mutual Funds
(Cost $458,891)		450,253

	Face Amount	Value
U.S. TREASURY BILLS†† - 12.1%
U.S. Treasury Bills
5.11% due 07/18/23[3,4]	$562,000	560,824
Total U.S. Treasury Bills
(Cost $560,620)		560,824

REPURCHASE AGREEMENTS††,5 - 63.1%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	1,597,241	1,597,241
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	702,706	702,706
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	638,823	638,823
Total Repurchase Agreements
(Cost $2,938,770)		2,938,770

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
EUROPE 1.25x STRATEGY FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,6 - 4.6%
Money Market Fund
First American Government Obligations Fund — Class X, 5.01%[7]	216,436	216,436
Total Securities Lending Collateral
(Cost $216,436)		216,436

Total Investments - 133.8%
(Cost $6,009,496)		$6,230,390
Other Assets & Liabilities, net - (33.8)%		(1,573,72 9)
Total Net Assets - 100.0%		$4,656,661

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
STOXX Europe 50 Index Futures Contracts	85	Sep 2023	$3,734,174	$29,639
Currency Futures Contracts Purchased†
Euro FX Futures Contracts	27	Sep 2023	3,697,312	11,686

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2023 — See Note 7.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2023.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of June 30, 2023.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,064,107	$—	$—	$2,064,107
Mutual Funds	450,253	—	—	450,253
U.S. Treasury Bills	—	560,824	—	560,824
Repurchase Agreements	—	2,938,770	—	2,938,770
Securities Lending Collateral	216,436	—	—	216,436
Equity Futures Contracts**	29,639	—	—	29,639
Currency Futures Contracts**	11,686	—	—	11,686
Total Assets	$2,772,121	$3,499,594	$—	$6,271,715

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
EUROPE 1.25x STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$222,494	$—	$—	$—	$1,666	$224,160	9,255	$5,821
Guggenheim Ultra Short Duration Fund — Institutional Class	224,002	—	—	—	2,091	226,093	23,237	5,756
	$446,496	$—	$—	$—	$3,757	$450,253		$11,577

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EUROPE 1.25x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments in unaffiliated issuers, at value - including $213,800 of securities loaned (cost $2,611,835)	$2,841,367
Investments in affiliated issuers, at value (cost $458,891)	450,253
Repurchase agreements, at value (cost $2,938,770)	2,938,770
Foreign currency, at value (cost 15,049)	15,110
Receivables:
Securities sold	1,998,479
Variation margin on futures contracts	96,083
Foreign tax reclaims	8,640
Dividends	4,934
Securities lending income	623
Interest	412
Total assets	8,354,671

Liabilities:
Overdraft due to custodian bank	15,383
Payable for:
Fund shares redeemed	3,446,435
Return of securities lending collateral	216,436
Management fees	4,582
Transfer agent fees	2,757
Investor service fees	1,286
Portfolio accounting and administration fees	540
Trustees’ fees*	70
Miscellaneous	10,521
Total liabilities	3,698,010
Net assets	$4,656,661

Net assets consist of:
Paid in capital	$4,991,351
Total distributable earnings (loss)	(334,690)
Net assets	$4,656,661
Capital shares outstanding	36,736
Net asset value per share	$126.76

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $5,034)	$55,000
Dividends from securities of affiliated issuers	11,577
Interest from securities of unaffiliated issuers	83,937
Income from securities lending, net	2,006
Total investment income	152,520

Expenses:
Management fees	27,830
Investor service fees	7,730
Transfer agent fees	7,975
Professional fees	6,128
Portfolio accounting and administration fees	4,793
Printing fees	3,028
Custodian fees	419
Trustees’ fees*	301
Miscellaneous	639
Total expenses	58,843
Less:
Expenses reimbursed by Adviser	(1,546)
Expenses waived by Adviser	(280)
Total waived/reimbursed expenses	(1,826)
Net expenses	57,017
Net investment income	95,503

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(65,716)
Futures contracts	391,502
Foreign currency transactions	384
Net realized gain	326,170
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	150,259
Investments in affiliated issuers	3,757
Futures contracts	101,514
Foreign currency translations	23
Net change in unrealized appreciation (depreciation)	255,553
Net realized and unrealized gain	581,723
Net increase in net assets resulting from operations	$677,226

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

EUROPE 1.25x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$95,503	$8,717
Net realized gain (loss) on investments	326,170	(101,111)
Net change in unrealized appreciation (depreciation) on investments	255,553	(125,639)
Net increase (decrease) in net assets resulting from operations	677,226	(218,033)

Capital share transactions:
Proceeds from sale of shares	32,280,061	8,482,222
Cost of shares redeemed	(31,035,449)	(7,503,489)
Net increase from capital share transactions	1,244,612	978,733
Net increase in net assets	1,921,838	760,700

Net assets:
Beginning of period	2,734,823	1,974,123
End of period	$4,656,661	$2,734,823

Capital share activity:
Shares sold	261,941	80,125
Shares redeemed	(250,315)	(70,769)
Net increase in shares	11,626	9,356

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EUROPE 1.25x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$108.91	$125.31	$105.80	$107.35	$84.49	$104.66
Income (loss) from investment operations:
Net investment income (loss)[b]	1.88	.57	(.92)	(.63)	.76	1.66
Net gain (loss) on investments (realized and unrealized)	15.97	(16.97)	20.70	.73 [f]	23.18	(21.46)
Total from investment operations	17.85	(16.40)	19.78	.10	23.94	(19.80)
Less distributions from:
Net investment income	—	—	(.27)	(1.65)	(1.08)	(.37)
Total distributions	—	—	(.27)	(1.65)	(1.08)	(.37)
Net asset value, end of period	$126.76	$108.91	$125.31	$105.80	$107.35	$84.49

Total Return[c]	16.39%	(13.07%)	18.71%	0.24%	28.43%	(18.97%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,657	$2,735	$1,974	$2,523	$3,990	$2,687
Ratios to average net assets:
Net investment income (loss)	3.09%	0.53%	(0.78%)	(0.67%)	0.77%	1.67%
Total expenses[d]	1.90%	1.88%	1.80%	1.91%	1.88%	1.78%
Net expenses[e]	1.84%	1.78%	1.71%	1.86%	1.80%	1.77%
Portfolio turnover rate	323%	70%	374%	212%	391%	187%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

JAPAN 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the fair value of the Nikkei-225 Stock Average Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

Inception Date: October 1, 2001

The Fund invests principally in derivative investments such as futures contracts.

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Japan 2x Strategy Fund	34.86%	31.83%	0.43%	6.46%
Nikkei-225 Stock Average Index	15.45%	18.20%	2.69%	5.26%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Nikkei-225 Stock Average Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
JAPAN 2x STRATEGY FUND

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 26.0%
Freddie Mac
4.90% due 07/05/23[1]	$300,000	$299,837
5.00% due 07/17/23[1]	200,000	199,555
Federal Home Loan Bank
5.00% due 07/06/23[1]	300,000	299,792
Total Federal Agency Discount Notes
(Cost $799,184)		799,184

U.S. TREASURY BILLS†† - 10.8%
U.S. Treasury Bills
5.11% due 07/18/23[1,2]	333,000	332,303
Total U.S. Treasury Bills
(Cost $332,182)		332,303

REPURCHASE AGREEMENTS††,3 - 42.7%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23	714,408	714,408
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23	314,304	314,304
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23	285,730	285,730
Total Repurchase Agreements
(Cost $1,314,442)		1,314,442

Total Investments - 79.5%
(Cost $2,445,808)		$2,445,929
Other Assets & Liabilities, net - 20.5%		629,486
Total Net Assets - 100.0%		$3,075,415

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
Nikkei 225 (CME) Index Equity Futures Contracts	37	Sep 2023	$6,196,575	$218,164
Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	70	Sep 2023	6,136,813	(201,615)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2023.
[3]	Repurchase Agreements — See Note 6.
CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
JAPAN 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$799,184	$—	$799,184
U.S. Treasury Bills	—	332,303	—	332,303
Repurchase Agreements	—	1,314,442	—	1,314,442
Equity Futures Contracts**	218,164	—	—	218,164
Total Assets	$218,164	$2,445,929	$—	$2,664,093

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$201,615	$—	$—	$201,615

**	This derivative is reported as unrealized appreciation/depreciation at period end.

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

JAPAN 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments, at value (cost $1,131,366)	$1,131,487
Repurchase agreements, at value (cost $1,314,442)	1,314,442
Segregated cash with broker	564,700
Receivables:
Variation margin on futures contracts	69,206
Fund shares sold	1,735
Interest	185
Total assets	3,081,755

Liabilities:
Payable for:
Professional fees	2,253
Management fees	1,767
Transfer agent fees	792
Investor service fees	589
Portfolio accounting and administration fees	365
Fund shares redeemed	321
Trustees’ fees*	20
Miscellaneous	233
Total liabilities	6,340
Net assets	$3,075,415

Net assets consist of:
Paid in capital	$4,893,164
Total distributable earnings (loss)	(1,817,749)
Net assets	$3,075,415
Capital shares outstanding	39,275
Net asset value per share	$78.30

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Interest	$34,788
Total investment income	34,788

Expenses:
Management fees	5,757
Investor service fees	1,919
Transfer agent fees	1,987
Portfolio accounting and administration fees	1,190
Printing fees	959
Professional fees	879
Custodian fees	106
Trustees’ fees*	101
Miscellaneous	118
Total expenses	13,016
Net investment income	21,772

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	61
Futures contracts	322,528
Net realized gain	322,589
Net change in unrealized appreciation (depreciation) on:
Investments	72
Futures contracts	61,913
Net change in unrealized appreciation (depreciation)	61,985
Net realized and unrealized gain	384,574
Net increase in net assets resulting from operations	$406,346

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

JAPAN 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$21,772	$1,317
Net realized gain (loss) on investments	322,589	(845,977)
Net change in unrealized appreciation (depreciation) on investments	61,985	(29,611)
Net increase (decrease) in net assets resulting from operations	406,346	(874,271)

Capital share transactions:
Proceeds from sale of shares	4,774,055	9,370,759
Cost of shares redeemed	(3,034,373)	(9,349,938)
Net increase from capital share transactions	1,739,682	20,821
Net increase (decrease) in net assets	2,146,028	(853,450)

Net assets:
Beginning of period	929,387	1,782,837
End of period	$3,075,415	$929,387

Capital share activity:
Shares sold	66,180	136,206
Shares redeemed	(42,912)	(137,701)
Net increase (decrease) in shares	23,268	(1,495)

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

JAPAN 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$58.06	$101.86	$118.59	$85.35	$62.30	$100.82
Income (loss) from investment operations:
Net investment income (loss)[b]	.98	.07	(1.11)	(.65)	.66	.70
Net gain (loss) on investments (realized and unrealized)	19.26	(43.87)	(15.62)	34.73	23.49	(19.56)
Total from investment operations	20.24	(43.80)	(16.73)	34.08	24.15	(18.86)
Less distributions from:
Net investment income	—	—	—	(.84)	(1.10)	—
Net realized gains	—	—	—	—	—	(19.66)
Total distributions	—	—	—	(.84)	(1.10)	(19.66)
Net asset value, end of period	$78.30	$58.06	$101.86	$118.59	$85.35	$62.30

Total Return[c]	34.86%	(43.00%)	(14.11%)	40.46%	39.03%	(22.95%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,075	$929	$1,783	$2,993	$2,037	$2,013
Ratios to average net assets:
Net investment income (loss)	2.84%	0.10%	(0.97%)	(0.82%)	0.89%	0.76%
Total expenses[d]	1.70%	1.67%	1.59%	1.72%	1.72%	1.58%
Net expenses[e]	1.70%	1.63%	1.53%	1.67%	1.64%	1.58%
Portfolio turnover rate	—	—	41%	199%	153%	180%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

STRENGTHENING DOLLAR 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

Inception Date: September 30, 2005

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Strengthening Dollar 2x Strategy Fund	1.37%	0.31%	4.22%	3.86%
U.S. Dollar Index	(0.59%)	(1.70%)	1.73%	2.16%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The U.S. Dollar Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
STRENGTHENING DOLLAR 2x STRATEGY FUND

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 15.6%
Federal Home Loan Bank
5.00% due 07/06/23[1]	$250,000	$249,826
Freddie Mac
5.00% due 07/17/23[1]	200,000	199,556
Total Federal Agency Discount Notes
(Cost $449,382)		449,382

FEDERAL AGENCY NOTES†† - 10.4%
Fannie Mae
0.25% due 07/10/23	200,000	199,804
Federal Home Loan Bank
5.18% (SOFR + 0.12%, Rate Floor: 0.00%) due 09/06/23◊	100,000	100,012
Total Federal Agency Notes
(Cost $299,755)		299,816

U.S. TREASURY BILLS†† - 3.5%
U.S. Treasury Bills
5.11% due 07/18/23[1,2]	99,000	98,792
Total U.S. Treasury Bills
(Cost $98,757)		98,792
REPURCHASE AGREEMENTS††,3 - 81.2%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23[4]	1,268,024	1,268,024
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23[4]	557,867	557,867
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23[4]	507,151	507,151
Total Repurchase Agreements
(Cost $2,333,042)		2,333,042

Total Investments - 110.7%
(Cost $3,180,936)		$3,181,032
Other Assets & Liabilities, net - (10.7)%		(307,234)
Total Net Assets - 100.0%		$2,873,798

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	39	Sep 2023	$4,000,230	$(18,350)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	Receive	N/A	At Maturity	09/22/23	16,531	$1,695,346	$(7,013)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at June 30, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2023.
[3]	Repurchase Agreements — See Note 6.
[4]	All or a portion of this security is pledged as currency index swap collateral at June 30, 2023.
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
STRENGTHENING DOLLAR 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$449,382	$—	$449,382
Federal Agency Notes	—	299,816	—	299,816
U.S. Treasury Bills	—	98,792	—	98,792
Repurchase Agreements	—	2,333,042	—	2,333,042
Total Assets	$—	$3,181,032	$—	$3,181,032

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$18,350	$—	$—	$18,350
Currency Index Swap Agreements**	—	7,013	—	7,013
Total Liabilities	$18,350	$7,013	$—	$25,363

**	This derivative is reported as unrealized appreciation/depreciation at period end.

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments, at value (cost $847,894)	$847,990
Repurchase agreements, at value (cost $2,333,042)	2,333,042
Segregated cash with broker	15,200
Receivables:
Interest	925
Total assets	3,197,157

Liabilities:
Unrealized depreciation on OTC swap agreements	7,013
Payable for:
Fund shares redeemed	273,565
Variation margin on futures contracts	19,661
Swap settlement	7,706
Management fees	2,199
Transfer agent fees	1,190
Investor service fees	611
Portfolio accounting and administration fees	256
Trustees’ fees*	45
Miscellaneous	11,113
Total liabilities	323,359
Net assets	$2,873,798

Net assets consist of:
Paid in capital	$3,711,058
Total distributable earnings (loss)	(837,260)
Net assets	$2,873,798
Capital shares outstanding	62,774
Net asset value per share	$45.78

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Interest	$80,884
Total investment income	80,884

Expenses:
Management fees	15,189
Investor service fees	4,219
Transfer agent fees	4,848
Portfolio accounting and administration fees	2,616
Licensing fees	1,826
Professional fees	1,431
Trustees’ fees*	344
Custodian fees	244
Miscellaneous	2,187
Total expenses	32,904
Less:
Expenses reimbursed by Adviser	(844)
Total waived expenses	(844)
Net expenses	32,060
Net investment income	48,824

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	43
Swap agreements	3,417
Futures contracts	(17,838)
Net realized loss	(14,378)
Net change in unrealized appreciation (depreciation) on:
Investments	(137)
Swap agreements	6,408
Futures contracts	(14,116)
Net change in unrealized appreciation (depreciation)	(7,845)
Net realized and unrealized loss	(22,223)
Net increase in net assets resulting from operations	$26,601

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$48,824	$6,475
Net realized gain (loss) on investments	(14,378)	217,293
Net change in unrealized appreciation (depreciation) on investments	(7,845)	25,982
Net increase in net assets resulting from operations	26,601	249,750

Capital share transactions:
Proceeds from sale of shares	7,999,389	29,854,882
Cost of shares redeemed	(8,725,227)	(30,535,150)
Net decrease from capital share transactions	(725,838)	(680,268)
Net decrease in net assets	(699,237)	(430,518)

Net assets:
Beginning of period	3,573,035	4,003,553
End of period	$2,873,798	$3,573,035

Capital share activity:
Shares sold	177,183	633,705
Shares redeemed	(193,520)	(657,108)
Net decrease in shares	(16,337)	(23,403)

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STRENGTHENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$45.16	$39.05	$35.15	$41.21	$39.73	$35.53
Income (loss) from investment operations:
Net investment income (loss)[b]	.65	.06	(.49)	(.43)	.21	.27
Net gain (loss) on investments (realized and unrealized)	(.03)	6.05	4.39	(5.32)	1.63	3.93
Total from investment operations	.62	6.11	3.90	(5.75)	1.84	4.20
Less distributions from:
Net investment income	—	—	—	(.31)	(.36)	—
Total distributions	—	—	—	(.31)	(.36)	—
Net asset value, end of period	$45.78	$45.16	$39.05	$35.15	$41.21	$39.73

Total Return[c]	1.37%	15.65%	11.10%	(14.03%)	4.61%	11.82%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,874	$3,573	$4,004	$1,556	$1,412	$3,420
Ratios to average net assets:
Net investment income (loss)	2.89%	0.13%	(1.32%)	(1.05%)	0.50%	0.73%
Total expenses[d]	1.95%	1.96%	1.99%	2.02%	2.09%	1.83%
Net expenses[e]	1.90%	1.89%	1.90%	1.96%	2.02%	1.82%
Portfolio turnover rate	—	—	131%	103%	102%	241%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

WEAKENING DOLLAR 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index® (the “underlying index”).

The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

Inception Date: September 30, 2005

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Weakening Dollar 2x Strategy Fund	0.35%	0.02%	(6.95%)	(6.84%)
U.S. Dollar Index	(0.59%)	(1.70%)	1.73%	2.16%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The U.S. Dollar Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
WEAKENING DOLLAR 2x STRATEGY FUND

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 27.6%
Freddie Mac
4.90% due 07/05/23[1]	$100,000	$99,945
Federal Home Loan Bank
5.00% due 07/06/23[1]	100,000	99,931
Total Federal Agency Discount Notes
(Cost $199,876)		199,876

FEDERAL AGENCY NOTES†† - 13.8%
Fannie Mae
0.25% due 07/10/23	100,000	99,902
Total Federal Agency Notes
(Cost $99,878)		99,902

U.S. TREASURY BILLS†† - 7.7%
U.S. Treasury Bills
5.11% due 07/18/23[1,2]	56,000	55,883
Total U.S. Treasury Bills
(Cost $55,863)		55,883

REPURCHASE AGREEMENTS††,3 - 51.0%
J.P. Morgan Securities LLC issued 06/30/23 at 5.05% due 07/03/23[4]	200,906	200,906
Barclays Capital, Inc. issued 06/30/23 at 5.06% due 07/03/23[4]	88,389	88,389
BofA Securities, Inc. issued 06/30/23 at 5.06% due 07/03/23[4]	80,353	80,353
Total Repurchase Agreements
(Cost $369,648)		369,648

Total Investments - 100.1%
(Cost $725,265)		$725,309
Other Assets & Liabilities, net - (0.1)%		(806)
Total Net Assets - 100.0%		$724,503

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	11	Sep 2023	$1,128,270	$7,029

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	Pay	N/A	At Maturity	09/22/23	2,944	$301,907	$1,662

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2023.
[3]	Repurchase Agreements — See Note 6.
[4]	All or a portion of this security is pledged as currency index swap collateral at June 30, 2023.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
WEAKENING DOLLAR 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$199,876	$—	$199,876
Federal Agency Notes	—	99,902	—	99,902
U.S. Treasury Bills	—	55,883	—	55,883
Repurchase Agreements	—	369,648	—	369,648
Currency Futures Contracts**	7,029	—	—	7,029
Currency Index Swap Agreements**	—	1,662	—	1,662
Total Assets	$7,029	$726,971	$—	$734,000

**	This derivative is reported as unrealized appreciation/depreciation at period end.

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments, at value (cost $355,617)	$355,661
Repurchase agreements, at value (cost $369,648)	369,648
Unrealized appreciation on OTC swap agreements	1,662
Receivables:
Variation margin on futures contracts	4,818
Interest	170
Total assets	731,959

Liabilities:
Payable for:
Fund shares redeemed	1,986
Licensing fees	1,341
Professional fees	744
Management fees	700
Transfer agent fees	504
Swap settlement	450
Printing fees	346
Investor service fees	194
Portfolio accounting and administration fees	82
Trustees’ fees*	18
Miscellaneous	1,091
Total liabilities	7,456
Net assets	$724,503

Net assets consist of:
Paid in capital	$2,398,493
Total distributable earnings (loss)	(1,673,990)
Net assets	$724,503
Capital shares outstanding	16,777
Net asset value per share	$43.18

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Interest	$40,274
Total investment income	40,274

Expenses:
Management fees	7,755
Investor service fees	2,154
Transfer agent fees	2,287
Professional fees	1,752
Portfolio accounting and administration fees	1,336
Licensing fees	932
Custodian fees	119
Trustees’ fees*	111
Miscellaneous	324
Total expenses	16,770
Less:
Expenses reimbursed by Adviser	(431)
Total reimbursed expenses	(431)
Net expenses	16,339
Net investment income	23,935

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	25
Swap agreements	258
Futures contracts	(67,510)
Net realized loss	(67,227)
Net change in unrealized appreciation (depreciation) on:
Investments	45
Swap agreements	(969)
Futures contracts	5,239
Net change in unrealized appreciation (depreciation)	4,315
Net realized and unrealized loss	(62,912)
Net decrease in net assets resulting from operations	$(38,977)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$23,935	$602
Net realized loss on investments	(67,227)	(139,000)
Net change in unrealized appreciation (depreciation) on investments	4,315	(2,534)
Net decrease in net assets resulting from operations	(38,977)	(140,932)

Capital share transactions:
Proceeds from sale of shares	6,397,021	6,585,478
Cost of shares redeemed	(7,040,023)	(5,730,844)
Net increase (decrease) from capital share transactions	(643,002)	854,634
Net increase (decrease) in net assets	(681,979)	713,702

Net assets:
Beginning of period	1,406,482	692,780
End of period	$724,503	$1,406,482

Capital share activity:
Shares sold	145,893	158,776
Shares redeemed	(161,802)	(139,215)
Net increase (decrease) in shares	(15,909)	19,561

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WEAKENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$43.03	$52.78	$61.36	$56.17	$59.56	$67.40
Income (loss) from investment operations:
Net investment income (loss)[b]	.60	.05	(.83)	(.76)	.28	.40
Net gain (loss) on investments (realized and unrealized)	(.45)	(9.80)	(7.75)	6.19	(3.17)	(8.24)
Total from investment operations	.15	(9.75)	(8.58)	5.43	(2.89)	(7.84)
Less distributions from:
Net investment income	—	—	—	(.24)	(.50)	—
Total distributions	—	—	—	(.24)	(.50)	—
Net asset value, end of period	$43.18	$43.03	$52.78	$61.36	$56.17	$59.56

Total Return[c]	0.35%	(18.47%)	(13.98%)	9.69%	(4.85%)	(11.63%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$725	$1,406	$693	$2,332	$587	$582
Ratios to average net assets:
Net investment income (loss)	2.78%	0.12%	(1.43%)	(1.35%)	0.50%	0.61%
Total expenses[d]	1.95%	1.93%	2.00%	2.00%	2.08%	1.82%
Net expenses[e]	1.90%	1.85%	1.93%	1.96%	2.00%	1.81%
Portfolio turnover rate	—	—	93%	129%	187%	213%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately. At June 30, 2023, the Trust consisted of forty-nine funds. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
S&P 500® Pure Growth Fund	Non-diversified
S&P 500® Pure Value Fund	Non-diversified
S&P MidCap 400® Pure Growth Fund	Non-diversified
S&P MidCap 400® Pure Value Fund	Non-diversified
S&P SmallCap 600® Pure Growth Fund	Non-diversified
S&P SmallCap 600® Pure Value Fund	Non-diversified
Europe 1.25x Strategy Fund	Non-diversified
Japan 2x Strategy Fund	Non-diversified
Strengthening Dollar 2x Strategy Fund	Non-diversified
Weakening Dollar 2x Strategy Fund	Non-diversified

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Security Investors, LLC (the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of each Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, by the number of outstanding shares of that Fund.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith and became effective September 8, 2022. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Designee Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service.

The value of futures contracts are valued on the basis of the last sale price at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of currency index swap agreements entered into by a fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

(e) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(f) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of June 30, 2023, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(g) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(h) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Normally, all distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(i) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 5.08% at June 30, 2023.

(j) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Derivatives

As part of their investment strategies, the Funds may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Funds’ Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Funds may utilize derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if the Fund had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with the Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Funds’ Statements of Assets and Liabilities; securities held as collateral are noted on the Funds’ Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Europe 1.25x Strategy Fund	Index exposure, Leverage, Liquidity	$12,075,517	$—
Japan 2x Strategy Fund	Index exposure, Leverage, Liquidity	6,802,503	—
Strengthening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	4,425,751	—
Weakening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	3,071,670

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the Funds’ use and volume of currency swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Strengthening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	$2,053,372	$—
Weakening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	418,685

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2023:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Currency/Equity futures contracts	Variation margin on futures contracts	Variation margin on futures contracts
Currency swap contracts	Unrealized appreciation on OTC swap agreements	Unrealized depreciation on OTC swap agreements

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2023:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Futures Foreign Currency Exchange Risk*	Swaps Currency Risk	Total Value at June 30, 2023
Europe 1.25x Strategy Fund	$29,639	$11,686	$—	$41,325
Japan 2x Strategy Fund	218,164	—	—	218,164
Weakening Dollar 2x Strategy Fund	—	7,029	1,662	8,691

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Futures Foreign Currency Exchange Risk*	Swaps Currency Risk	Total Value at June 30, 2023
Japan 2x Strategy Fund	$—	$201,615	$—	$201,615
Strengthening Dollar 2x Strategy Fund	—	18,350	7,013	25,363

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Funds’ Schedules of Investments. For exchange-traded and centrally cleared derivatives, variation margin is reported within the Funds’ Statements of Assets and Liabilities

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2023:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency/Equity futures contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Currency swap contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2023:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Futures Foreign Currency Exchange Risk	Swaps Currency Risk	Total
Europe 1.25x Strategy Fund	$417,383	$(25,881)	$—	$391,502
Japan 2x Strategy Fund	578,594	(256,066)	—	322,528
Strengthening Dollar 2x Strategy Fund	—	(17,838)	3,417	(14,421)
Weakening Dollar 2x Strategy Fund	—	(67,510)	258	(67,252)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Futures Foreign Currency Exchange Risk	Swaps Currency Risk	Total
Europe 1.25x Strategy Fund	$115,525	$(14,011)	$—	$101,514
Japan 2x Strategy Fund	339,662	(277,749)	—	61,913
Strengthening Dollar 2x Strategy Fund	—	(14,116)	6,408	(7,708)
Weakening Dollar 2x Strategy Fund	—	5,239	(969)	4,270

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Funds’ Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Funds’ Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Weakening Dollar 2x Strategy Fund	Swap currency contracts	$1,662	$—	$1,662	$—	$—	$1,662

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Strengthening Dollar 2x Strategy Fund	Swap currency contracts	$7,013	$—	$7,013	$(7,013)	$—	$—

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of June 30, 2023.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Japan 2x Strategy Fund	Goldman Sachs International	Futures contracts	$564,700	$—
Strengthening Dollar 2x Strategy Fund	Goldman Sachs International	Futures contracts	15,200	—

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical assets or liabilities.

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Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
S&P 500® Pure Growth Fund	0.75%
S&P 500® Pure Value Fund	0.75%
S&P MidCap 400® Pure Growth Fund	0.75%
S&P MidCap 400® Pure Value Fund	0.75%
S&P SmallCap 600® Pure Growth Fund	0.75%
S&P SmallCap 600® Pure Value Fund	0.75%
Europe 1.25x Strategy Fund	0.90%
Japan 2x Strategy Fund	0.75%
Strengthening Dollar 2x Strategy Fund	0.90%
Weakening Dollar 2x Strategy Fund	0.90%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted an Investor Services Plan under which GFD and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by each Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing fund level without regard to any expense cap in effect for the investing fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended June 30, 2023, the following Funds waived fees related to investments in affiliated funds:

Fund	Amount Waived
Europe 1.25x Strategy Fund	$280

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

GI has contractually agreed to waive and/or reimburse expenses for the Europe 1.25x Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund, in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets. This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board upon sixty days’ written notice.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. U.S. Bank, N.A. (“U.S. Bank”) acts as the Funds’ custodian. As custodian, U.S. Bank is responsible for the custody of the Funds’ assets. For providing the aforementioned services, MUIS and U.S. Bank are entitled to receive a monthly fee equal to an annual percentage of each Fund’s average daily net assets and out of pocket expenses.

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2023, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Note
5.05%			0.50%
Due 07/03/23	$44,734,396	$44,753,222	Due 04/30/27	$52,600,000	$45,629,122

Barclays Capital, Inc.			U.S. Treasury Inflation Indexed Bond
5.06%			0.13%
Due 07/03/23	19,680,880	19,689,178	Due 10/15/26	21,482,302	20,074,580

BofA Securities, Inc.			U.S. Treasury Inflation Indexed Bond
5.06%			1.63%
Due 07/03/23	17,891,709	17,899,253	Due 10/15/27	18,495,808	18,249,637

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Securities lending income shown on the Funds’ Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At June 30, 2023, the following Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
S&P MidCap 400® Pure Growth Fund	$52,784	$(52,784)	$—	$54,215	$—	$54,215
S&P MidCap 400® Pure Value Fund	196,357	(196,357)	—	199,749	—	199,749
S&P SmallCap 600® Pure Growth Fund	66,689	(66,689)	—	68,816	—	68,816
S&P SmallCap 600® Pure Value Fund	72,579	(72,579)	—	74,040	—	74,040
Europe 1.25x Strategy Fund	213,800	(213,800)	—	216,436	—	216,436

(a)	Actual collateral received by the Fund is generally greater than the amount shown due to overcollateralization.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 8 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Reveue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At June 30, 2023, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
S&P 500® Pure Growth Fund	$23,113,053	$2,613,268	$(1,233,564)	$1,379,704
S&P 500® Pure Value Fund	18,203,751	2,498,352	(663,563)	1,834,789
S&P MidCap 400® Pure Growth Fund	8,438,022	1,224,672	(317,529)	907,143
S&P MidCap 400® Pure Value Fund	13,062,782	1,562,411	(135,343)	1,427,068
S&P SmallCap 600® Pure Growth Fund	6,220,621	819,785	(222,648)	597,137
S&P SmallCap 600® Pure Value Fund	6,195,875	748,031	(371,023)	377,008
Europe 1.25x Strategy Fund	6,156,553	129,133	(13,971)	115,162
Japan 2x Strategy Fund	2,445,808	218,285	(201,615)	16,670
Strengthening Dollar 2x Strategy Fund	3,180,936	96	(25,363)	(25,267)
Weakening Dollar 2x Strategy Fund	725,265	8,735	—	8,735

Note 9 – Securities Transactions

For the period ended June 30, 2023, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
S&P 500® Pure Growth Fund	$10,787,908	$9,878,001
S&P 500® Pure Value Fund	7,558,927	19,673,090
S&P MidCap 400® Pure Growth Fund	4,107,080	7,402,686
S&P MidCap 400® Pure Value Fund	19,319,992	17,989,262
S&P SmallCap 600® Pure Growth Fund	5,654,161	5,320,973
S&P SmallCap 600® Pure Value Fund	11,581,371	12,352,218
Europe 1.25x Strategy Fund	10,516,150	8,905,035
Japan 2x Strategy Fund	—	—
Strengthening Dollar 2x Strategy Fund	—	—
Weakening Dollar 2x Strategy Fund	—	—

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended June 30, 2023, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
S&P 500® Pure Growth Fund	$3,695,199	$2,347,564	$(65,185)
S&P 500® Pure Value Fund	1,387,211	3,143,983	(352,300)
S&P MidCap 400® Pure Growth Fund	377,975	713,789	117,096
S&P MidCap 400® Pure Value Fund	1,256,937	1,074,831	(69,839)
S&P SmallCap 600® Pure Growth Fund	280,414	340,043	(16,769)
S&P SmallCap 600® Pure Value Fund	981,641	299,875	(1,776)
Europe 1.25x Strategy Fund	1,464,967	498,678	(682)

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $200,000,000 line of credit from U.S. Bank, N.A. On June 5, 2023, the line of credit agreement was renewed and expires on June 3, 2024. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 5.83% for the period ended June 30, 2023. The Funds did not have any borrowings outstanding under this agreement at June 30, 2023.

The average daily balances borrowed for the period ended June 30, 2023, were as follows:

Fund	Average Daily Balance
S&P 500® Pure Growth Fund	$797
S&P 500® Pure Value Fund	803
S&P MidCap 400® Pure Value Fund	233
S&P SmallCap 600® Pure Value Fund	63

Note 11 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

Note 12 – Subsequent Events

On May 24, 2023, the Board approved a waiver and/or expense reimbursement arrangement whereby GI has agreed to waive and/or reimburse expenses for S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund, S&P MidCap 400 Pure Growth Fund, S&P MidCap 400 Pure Value Fund, S&P SmallCap 600 Pure Growth Fund, S&P SmallCap 600 Pure Value Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets. This arrangement will take effect on August 1, 2023 and the end of the initial term is August 1, 2024. This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board of Trustees upon sixty days’ written notice.

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no additional material events that would require adjustment to or disclosure in the Funds’ financial statements.

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OTHER INFORMATION (Unaudited)

Delivery of Shareholder Reports

Paper copies of the Funds’ annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim funds held with your financial intermediary.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Report of the Rydex Variable Trust Board of Trustees

The Board of Trustees of Rydex Variable Trust (the “Trust”), including the Independent Trustees, unanimously approved the renewal of the investment management agreement (the “Advisory Agreement”) with Security Investors, LLC (“Security Investors” or the “Adviser”) on behalf of the series of the Trust listed below (each a “Fund” and collectively, the “Funds”):

Tradable Funds (Including Sector Funds*)
●	Banking Fund*	●	Basic Materials Fund*
●	Biotechnology Fund*	●	Commodities Strategy Fund
●	Consumer Products Fund*	●	Dow 2x Strategy Fund
●	Electronics Fund*	●	Energy Fund*
●	Energy Services Fund*	●	Europe 1.25x Strategy Fund
●	Financial Services Fund*	●	Government Long Bond 1.2x Strategy Fund
●	Health Care Fund*	●	High Yield Strategy Fund
●	Internet Fund*	●	Inverse Dow 2x Strategy Fund
●	Inverse Government Long Bond Strategy Fund	●	Inverse Mid-Cap Strategy Fund
●	Inverse NASDAQ-100 Strategy Fund	●	Inverse Russell 2000 Strategy Fund

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●	Inverse S&P 500 Strategy Fund	●	Japan 2x Strategy Fund
●	Leisure Fund*	●	Mid-Cap 1.5x Strategy Fund
●	NASDAQ-100 2x Strategy Fund	●	NASDAQ-100 Fund
●	Nova Fund	●	Precious Metals Fund*
●	Real Estate Fund	●	Retailing Fund*
●	Russell 2000 1.5x Strategy Fund	●	Russell 2000 2x Strategy Fund
●	S&P 500 2x Strategy Fund	●	S&P 500 Pure Growth Fund
●	S&P 500 Pure Value Fund	●	S&P MidCap 400 Pure Growth Fund
●	S&P MidCap 400 Pure Value Fund	●	S&P SmallCap 600 Pure Growth Fund
●	S&P SmallCap 600 Pure Value Fund	●	Strengthening Dollar 2x Strategy Fund
●	Technology Fund*	●	Telecommunications Fund*
●	Transportation Fund*	●	Utilities Fund*
●	U.S. Government Money Market Fund	●	Weakening Dollar 2x Strategy Fund
Alternative Funds** (i.e., Non-Tradable Funds)
●	Global Managed Futures Strategy Fund**	●	Long Short Equity Fund**
●	Multi-Hedge Strategies Fund**

*	Each a “Sector Fund” and collectively, the “Sector Funds.”
**	Each an “Alternative Fund” and collectively, the “Alternative Funds.” Each Fund other than the Alternative Funds is referred to herein as a “Tradable Fund” and collectively, the “Tradable Funds.”

Security Investors1 is an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”). Guggenheim Partners, Security Investors and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes Security Investors, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Investment Advisors, LLC and other affiliated investment management businesses of Guggenheim Partners.

At meetings held in person on April 17-18, 2023 (the “April Meeting”) and meetings held by videoconference on May 15, 2023 and in person on May 24, 2023 (the “May Meeting”), the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement. As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreement.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the FUSE reports is to present the subject funds’ relative position regarding fees, expenses and total return performance, with

[1]

Security Investors also serves as investment adviser to each of Rydex Variable Commodities Strategy CFC, Rydex Variable Managed Futures Strategy CFC and Rydex Variable Multi-Hedge Strategies CFC (each a “Subsidiary” and collectively, the “Subsidiaries”), wholly-owned subsidiaries of the Trust that are organized as limited companies under the laws of the Cayman Islands and used by Commodities Strategy Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund, respectively, to obtain commodities exposure. Pursuant to a separate investment management agreement for each Subsidiary (each a “Subsidiary Advisory Agreement” and collectively, the “Subsidiary Advisory Agreements”), the Subsidiary pays Security Investors an advisory fee at the same rate that the respective Fund pays Security Investors under the Advisory Agreement. The Subsidiary Advisory Agreements do not require annual renewal by the Board and will continue until they are terminated as provided in the Agreements. In addition, Security Investors has entered into a separate waiver agreement with respect to each applicable Fund pursuant to which Security Investors has contractually agreed to waive the advisory fee it receives from the Fund in an amount equal to the advisory fee paid to Security Investors by the respective Subsidiary. This undertaking will continue with respect to each applicable Fund for so long as the Fund invests in the respective Subsidiary, and may be terminated only with the approval of the Board.

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peer group and universe comparisons. The Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim, including, among other things, a list of Funds for which no peer funds were identified, a summary of notable distinctions between certain Funds and the applicable peer group identified in the FUSE reports and explanations for custom peer groups created for certain Funds that do not fit well into any particular category.

As part of its evaluation of the Adviser and the proposed renewal of the Advisory Agreement, the Committee took into account that the beneficial owners of the Funds are clients of tactical advisors who are engaged to provide tactical asset allocation investment advisory services. Each Tradable Fund is designed to provide such tactical advisors with specific exposures (with the exception of the U.S. Government Money Market Fund which is designed to support tactical advisors seeking to avoid market exposure or preserve capital) while also providing for unlimited trading privileges, and that the Tradable Funds offer a unique set of product features. The Committee noted that each Tradable Fund (other than the U.S. Government Money Market Fund) seeks to track, or correlate to, the performance (before fees and expenses) of a specific benchmark index over certain time periods or a specific market, noting that, because appropriate published indices are not available for many of the Sector Funds and the Real Estate Fund, the Adviser has developed its own methodology to construct internal performance benchmarks for the Sector Funds and the Real Estate Fund. In this regard, the Committee received information regarding the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, including the personnel with primary responsibility for the maintenance and execution of the methodology. The Committee also noted that, in addition to the performance information included in the FUSE reports, the Adviser provided tracking error data for each Tradable Fund (other than the U.S. Government Money Market Fund) relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark. The Committee took into account the limitations of the peer group and universe comparisons provided by FUSE with respect to the Tradable Funds in light of their unique features and the limited size of the marketplace for tradable funds designed to support tactical advisors, noting that there are only two direct competitor product suites.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Committee. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other Guggenheim funds and weighed the factors and standards discussed with Independent Legal Counsel.

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that the Advisory Agreement represented a reasonable business arrangement negotiated at arm’s length and that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term. Following its review of the Committee’s recommendation, the Board approved the renewal of the Advisory Agreement for each Fund for a one-year period ending August 1, 2024 at a meeting held on May 23-24, 2023 (the “May Board Meeting” and together with the May Meeting, the “May Meetings”) and determined to adopt the Committee’s considerations and conclusions, which follow.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, funds in the Guggenheim fund complex, including the Funds. The Committee also considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and index methodologies and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including regulatory, operational, legal and entrepreneurial risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

With respect to the Tradable Funds, the Committee considered their unique product features, including their tradability, the real time cash process employed for such Funds, and the leveraged and inverse strategies offered, the Adviser’s assessment of the value to shareholders provided by the Funds’ structure and the services required by the Adviser to provide the Funds’ unique features, as well as the personnel

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responsible for such services. The Committee noted that the Tradable Funds allow frequent trading and noted the magnitude of changes in each Fund’s assets during 2022, 2021 and 2020. The Committee also considered additional information regarding trading activity in the Tradable Funds during 2022, including monthly purchases and redemptions in dollar value and in number of transactions as well as transaction volume relative to the assets in the Tradable Funds. In this regard, the Committee noted that the real time cash process is utilized by the Adviser to aggregate shareholder flow data to estimate daily net subscriptions or redemptions in order to mitigate the costs associated with the tradability feature, improve tracking and keep the Funds fully invested. The Committee took into account the infrastructure developed by the Adviser to manage the significant volume and size of trading that typically occurs near the end of each business day, as well as the unique considerations required in the portfolio construction process to determine the optimal way to obtain the applicable exposures, including leveraged and inverse exposures, while allowing for high turnover. In addition, the Committee considered information provided by the Adviser analyzing the potential costs to shareholders of investing in tradable mutual funds, such as the Tradable Funds, compared to those of investing in exchange-traded funds, including expense ratios, brokerage commissions and spread costs, as well as the relative advantages and disadvantages of each investment product. The Committee considered that, at the April Meeting, the Adviser’s Head of Quantitative Strategies with investment management responsibility for the Tradable Funds met with the Committee to discuss the Tradable Funds, including the value to shareholders of the tradability and other unique features, the personnel, operations and infrastructure required to provide those features, the reasons why tactical advisors invest in the Tradable Funds rather than other tradable products, such as exchange-traded funds, for their clients, and the level of trading activity in the Tradable Funds. With respect to the Sector Funds and the Real Estate Fund, the Committee also considered the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, noting the Adviser’s statement that it uses a quantitative portfolio investment process that also requires investment discretion in implementing adjustments for factors that affect tradability and liquidity, changing dynamics within a sector, and corporate actions such as spin-offs, among other adjustments.

In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), established to oversee the fund administration, accounting and transfer agency services provided to the Funds and other Guggenheim funds, including the OCFO’s resources, personnel and services provided.

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GPIMH.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance: Except as otherwise noted, the Committee received, for each Fund, investment returns for the since-inception, ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2022, as applicable. For certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, only investment returns for the five-year, three-year and one-year periods ended December 31, 2022, as applicable, were received. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark and a peer group of similar funds based on asset levels as identified by FUSE, and for certain Funds, a broader universe of funds, in each case for the same periods, as applicable. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group and universe, if any, for performance and expense comparisons. For the Tradable Funds (other than the U.S. Government Money Market Fund), the Committee received tracking error data for such Funds relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark for the five-year, three-year and one-year periods ended December 31, 2022, as applicable. For certain Tradable Funds with only one or two identified peer funds from the two direct competitor product suites, the Committee received a comparison of the tracking error of each Fund to the tracking error of a peer fund, in each case for the same periods, as applicable. The Committee also received certain performance information for the Alternative Funds (i.e., the non-Tradable Funds) as of March 31, 2023. In assessing each Fund’s performance, the Committee considered that the Board receives regular reporting from Guggenheim regarding performance and evaluates performance throughout the year.

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With respect to the Tradable Funds (other than the U.S. Government Money Market Fund), the Committee considered the Adviser’s statement that such Funds are designed as a suite of products seeking to provide a number of broad and specific exposures for tactical advisors and also considered that the Funds have a unique set of product features designed to meet the needs of those tactical advisors, which has an impact on performance. The Committee considered the Adviser’s statement that, in circumstances where there are significant deviations from expected returns, management seeks to understand the cause of such deviations and determine if any remedial actions should be considered, noting that no such remedial actions were currently deemed necessary by the Adviser to address performance. The Committee also considered the Adviser’s discussion of factors that contribute to such deviations, including shareholder activity, financing costs associated with leverage and investment instruments used to achieve certain exposures, noting the Adviser’s statement that expenses and transaction costs based on shareholder activity are the primary drivers of performance differences. In this connection, the Committee considered the tracking error of each Fund’s shares relative to its applicable benchmark index or Guggenheim-constructed internal performance benchmark and, for certain Tradable Funds, compared to the tracking error of a peer fund. The Committee considered the Adviser’s commentary explaining the higher levels of tracking error for certain Funds.

With respect to certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds in the two direct competitor product suites and noted the Adviser’s statement that certain Tradable Funds do not have any peer funds that provide the same index, leverage or inverse exposure. The Committee also considered management’s commentary explaining instances of significant underperformance (defined as greater than 100 basis points) of such Funds over the five-year, three-year and/or one-year periods ended December 31, 2022, relative to their respective peer funds, attributing such relative underperformance to, among other factors, differences in portfolio construction methodologies and exposures. The Committee noted that the two direct competitor product suites do not offer a fund comparable to the Commodities Strategy Fund and considered a comparison to a peer group identified in the FUSE report that includes actively-managed funds, noting the limitations in the comparability of such peer group.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and that only one other fund in its peer group identified in the FUSE report has product features that make it comparable in this regard. The Committee considered that the Fund performed in line with the comparable peer fund over the five-year period and slightly underperformed the comparable peer fund over three-year period ended December 31, 2022, while, in contrast, its performance ranked in the fourth quartile of the broader peer group over the five-year, three-year and one-year time periods.

With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, including unlimited trading privileges, noting the Adviser’s statement that certain peer funds also cover a narrower or wider market segment than the applicable Fund. The Committee considered management’s commentary explaining such Funds’ underperformance, as applicable, over the five-year, three-year and one-year periods ended December 31, 2022, relative to their respective peer groups, attributing such underperformance to, among other factors, high turnover associated with daily shareholder flows, differences in exposures and the Funds’ modified cap weighting approach to portfolio construction.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), in seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds. With respect to Multi-Hedge Strategies Fund, the Committee considered that the performance universe is limited in size and is comprised of only one other fund. The Committee observed that the Multi-Hedge Strategies Fund outperformed the one fund included in its performance universe for each of the relevant periods considered. In addition, the Committee made the following observations:

Long Short Equity Fund: The Fund’s returns ranked in the 100th and 1st percentiles of its performance universe for the five-year and three-year periods ended December 31, 2022, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the five-year time period was primarily due to the Fund’s fundamental factor tilts. The Committee noted management’s statement that the Fund’s long exposure to value detracted from investment performance from early 2018 through early 2020 as growth stocks outperformed during that period. The Committee also noted management’s statement that the Fund’s net short exposure to oil prices within the energy sector following the onset of the Russia-Ukraine war in early 2022 also contributed to relative underperformance. The Committee considered that the performance universe is limited in size and is comprised of only two other funds.

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Global Managed Futures Strategy Fund: The Fund’s returns ranked in the 82nd and 83rd percentiles of its performance universe for the five-year and three-year periods ended December 31, 2022, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the five-year and three-year time periods was primarily due to the Fund targeting a lower level of risk relative to its performance universe. The Committee took into account management’s statements that the portfolio management team increased the Fund’s risk target in 2021 to be more in line with peers and the Fund experienced a performance ranking that compared more favorably relative to its performance universe for the one-year period ended December 31, 2022. The Committee also noted management’s further explanation of the Fund’s performance at the April Meeting.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that: (i) each Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and/or efforts to improve investment performance.

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee2 and total net expense ratio to the applicable peer group, if any. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group of funds. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that evaluations seek to incorporate a variety of factors with a general focus on ensuring fees and expenses: (i) are competitive; (ii) give consideration to resource support requirements; and (iii) ensure Funds are able to deliver on shareholder return expectations. The Committee also considered Guggenheim’s discussion of information regarding fee and expense trends across the open-end fund industry and its response to those trends with respect to the funds in the Guggenheim fund complex, including the Funds.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by Guggenheim to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable. The Committee noted Guggenheim’s statement that it does not provide advisory services to other clients that have investment strategies similar to those of the Funds, other than the retail fund counterparts to the Funds and certain other clients with respect to Long Short Equity Fund, each of which is charged the same advisory fee as the corresponding Fund.

With respect to the Tradable Funds that are designed to track a widely available index, which have only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds, noting the Adviser’s statement that only one of the two direct competitor product suites is directly comparable for purposes of assessing such Funds’ advisory fees. For those Tradable Funds with a peer fund from the directly comparable product suite, the Committee noted that each Fund’s contractual advisory fee was equal to or lower than the contractual advisory fee charged to the peer fund, with the exception of 15 Funds for which the contractual advisory fee of 0.90% of its average daily net assets was five basis points higher than the contractual advisory fee charged to the peer fund. With respect to each of those 15 Funds, the Committee noted the continuation through August 1, 2024 of management’s agreement, implemented as part of the 2021 annual contract review process, to reduce the total net expense ratio of each such Fund by 0.05% of its average daily net assets.3 For those Tradable Funds with a peer fund from the directly comparable product suite, the Committee also considered that each Fund’s net effective management fee was generally competitive. The Committee noted that for Funds with a higher total net expense ratio as compared to the peer fund, the higher total net expense ratio was driven primarily by the higher other operating expenses of each such Fund.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and that only one other fund in its peer group identified in the FUSE report is directly comparable in terms of product features offered. The Committee considered that, as of the Fund’s and the peer fund’s respective fiscal year ends, the Fund’s contractual advisory fee, net effective management fee and total net expense ratio were lower than those of the comparable peer fund.

[2]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

[3]

Inverse Government Long Bond Strategy Fund, Inverse Dow 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, Inverse NASDAQ-100 Strategy Fund, Inverse Russell 2000 Strategy Fund, NASDAQ-100 2x Strategy Fund, Europe 1.25x Strategy Fund, Russell 2000 2x Strategy Fund, Dow 2x Strategy Fund, Russell 2000 1.5x Strategy Fund, Inverse S&P 500 Strategy Fund, Inverse Mid-Cap Strategy Fund, S&P 500 2x Strategy Fund and Mid Cap 1.5x Strategy Fund.

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With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, such as unlimited trading privileges. As a result, the fee and expense comparisons are more difficult given the uniqueness of both the Funds’ structure and the portfolio management needed to meet client requirements.

The Committee considered management’s agreement, as part of the 2023 annual contract review process, to reduce the total net expense ratio of each Tradable Fund (other than the U.S. Government Money Market Fund) by 0.05% of its average daily net assets through an expense reimbursement and/or waiver agreement effective August 1, 2023 for an initial term ending August 1, 2024 for each Fund, with such reduction to apply in addition to any other contractual waiver and/or reimbursement arrangements already in place. As stated above, the Committee also noted the continuation through August 1, 2024 of management’s separate agreement, implemented as part of the 2021 annual contract review process, to reduce the total net expense ratio of each Tradable Fund with a contractual advisory fee of 0.90% of its average daily net assets by 0.05% of its average daily net assets through an expense reimbursement and/or waiver agreement.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), except as to the individual Fund discussed below, the Committee observed that the contractual advisory fee, net effective management fee and total net expense ratio for each Fund each rank in the third quartile or better of such Fund’s peer group. With respect to Multi-Hedge Strategies Fund, the Committee considered that the peer group is limited in size and is comprised of only one other fund. In addition, the Committee made the following observations:

Long Short Equity Fund: The Fund’s contractual advisory fee, net effective management fee and total net expense ratio each rank in the fourth quartile (each in the 100th percentile) of its peer group. The Committee noted the Fund’s higher other operating expenses compared to its peers. The Committee considered that the peer group is limited in size and is comprised of only two other funds.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2022, gross revenues received, and expenses incurred directly or through allocations, by Guggenheim Investments, expense waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2021. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis. In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit and the representation by the Chief Financial Officer of Guggenheim Investments that such methods provided a reasonable basis for determining the profitability of the Adviser with respect to each Fund. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented.

The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s statement that, although it does not consider such benefits to be fall-out benefits, the Adviser may benefit from certain economies of scale and synergies, such as enhanced visibility of the Adviser, enhanced leverage in fee negotiations and other synergies arising from offering a broad spectrum of products, including the Funds.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that the comparative fees and the benefits realized by the Adviser from its relationship with the Funds reflected reasonable business arrangements negotiated at arm’s length and that the Adviser’s profitability from its relationship with the Funds was not unreasonable.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee considered that Guggenheim believes it is appropriately sharing potential economies of scale and that Guggenheim’s decrease in 2022 in overall expenses was attributable to decreased

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product costs driven by lower average assets under management and lower non-recurring costs related to closed-end fund matters as well as a decrease in compensation and benefits. The Committee also considered that although expenses related to investment resources decreased in 2022, Guggenheim’s shared services expenses and certain other expenses increased in 2022.

The Committee also noted the process employed by the Adviser to evaluate whether it would be appropriate to institute a new breakpoint for an Alternative Fund (i.e., a non-Tradable Fund), with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and expenses; (v) whether there are any anticipated expenditures that may benefit the Fund in the future; (vi) Fund profit level margins; (vii) relative Fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (ix) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

As part of its assessment of economies of scale, the Committee took into account Guggenheim’s representation that it seeks to share economies of scale through a number of means, including advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the fund business. The Committee also received information regarding amounts that had been shared with shareholders through such expense waivers and limitations and considered that the newly agreed expense reimbursement and/or waiver arrangement would produce additional savings to shareholders. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and May Meetings, as well as other considerations, the Committee concluded that the advisory fee for each Fund reflected a reasonable business arrangement negotiated at arm’s length.

Overall Conclusions

The Committee concluded that the investment advisory fees reflect reasonable business arrangements negotiated at arm’s length in light of the extent and quality of the services provided and other benefits received and that the renewal of the Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of his or her informed business judgment, may afford different weights to different factors.

Following its review of the Committee’s analysis and determinations, the Board adopted the considerations and conclusions of the Committee and determined to approve the renewal of the Advisory Agreement.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Funds’ Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2019 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	155

Current: Advent Convertible and Income Fund (2005-present); Purpose Investments Funds (2013-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021).

Angela Brock-Kyle (1959)	Trustee	Since 2016	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present); Director, Mutual Fund Directors Forum (2022-present). Former: Senior Leader, TIAA (financial services firm) (1987-2012).	154

Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Infinity Property & Casualty Corp. (2014-2018).

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2005 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (registered investment adviser) (1996-present); Chief Executive Officer, ETF Flows, LLC (financial advisor education and research provider) (2019-present); Chief Executive Officer, Lydon Media (2016-present); Director, GDX Index Partners, LLC (index provider) (2021-present); Vice Chairman, VettaFi (financial advisor content, research and digital distribution provider) (2022-present).	154

Current: US Global Investors, Inc. (GROW) (1995-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Harvest Volatility Edge Trust (3) (2017-2019).

Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2019	Current: Of Counsel, Momkus LLP (law firm) (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (law firm) (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	155

Current: Advent Convertible and Income Fund (2003-present); PPM Funds (2) (2018-present); NorthShore-Edward-Elmhurst Health (2012-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2016 (Trustee) Since 2019 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (construction and real estate development company) (2007-2017).	154

Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); SSGA Master Trust (1) (2018-2020).

Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2019

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (registered broker dealer) (1982-1999).

				154

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

94 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2019	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	154	Former: Fiduciary/Claymore Energy Infrastructure Fund (2018-2022); Guggenheim Enhanced Equity Income Fund (2018-2021); Guggenheim Credit Allocation Fund (2018-2021).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Energy & Income Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of her position with the Funds’ Adviser and/or the parent of the Adviser.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 95

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2019

Current: President, Mutual Funds Boards, Guggenheim Investments (2022-present); President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Mutual Funds Boards, Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (2018-present); Board Member, Guggenheim Partners Investments Funds plc (2022-present); Board Member, Guggenheim Global Investments plc (2022-present); Board Member, Guggenheim Partners Fund Management (Europe) Limited (2018-present).

Former: Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-2022); Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Chairman of North American Executive Committee and Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James Howley (1972)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2022

Current: Managing Director, Guggenheim Investments (2004-present); Chief Financial Officer, Chief Accounting Officer, and Treasurer, certain other funds in the Fund Complex (2022-present). Former: Assistant Treasurer, certain other funds in the Fund Complex (2006-2022); Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2017	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2018	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present); Senior Managing Director, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2016

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2019

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Director, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017, is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

100 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In compliance with SEC Rule 22e-4 under the U.S. Investment Company Act of 1940 (the “Liquidity Rule”), the Rydex Variable Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund” and, collectively, the “Funds”). The Trust’s Board of Trustees (the “Board”) has also designated a Program administrator (the “Administrator”).

The Liquidity Rule requires that the Program be reasonably designed to assess and manage each Fund’s liquidity risk. A Fund’s “liquidity risk” (as defined in the Liquidity Rule) is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Program includes a number of elements that support the assessment, management and periodic review of liquidity risk. In accordance with the Program, each Fund’s liquidity risk is assessed, managed, and periodically reviewed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, short-term and long-term cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. There is no guarantee that the Program will achieve its objective under all circumstances.

Under the Program, each Fund portfolio investment is classified into one of four liquidity categories. The classification is based on a determination of the number of days a Fund reasonably expects to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Program is reasonably designed to meet Liquidity Rule requirements relating to “highly liquid investment minimums” (i.e., the minimum amount of a Fund’s net assets to be invested in highly liquid investments that are assets) and to monitor compliance with the Liquidity Rule’s limitations on a Fund’s investments in “illiquid investments” (as defined in the Liquidity Rule). Under the Liquidity Rule, a Fund is prohibited from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

During the period covered by this shareholder report, the Board received a written report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from March 31, 2022, to March 31, 2023. The Report summarized the Administrator’s assessment of the Program’s implementation and concluded that the Program operated effectively, the Program had been and continued to be reasonably designed to assess and manage each Fund’s liquidity risk, and the Program has been adequately and effectively implemented to monitor and respond to the Funds’ liquidity developments, as applicable.

Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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Item 2. Code of Ethics.

Not required at this time.

Item 3. Audit Committee Financial Expert.

Not required at this time.

Item 4. Principal Accountant Fees and Services.

Not required at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments is included under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11. Controls and Procedures.

(a) The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)    A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Investment Company Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Variable Trust

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	September 1, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	September 1, 2023

By (Signature and Title)*	/s/ James Howley
James Howley, Chief Financial Officer, Chief Accounting Officer, and Treasurer

Date	September 1, 2023

*	Print the name and title of each signing officer under his or her signature.